UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher A. Madden, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Morgan, Lewis & Brockius LLP 2020 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: September 30, 2015

Item 1. Reports to Shareholders.

Annual Report
30 September 2015
SPDR® Index Shares Funds

TABLE OF CONTENTS

Management’s Discussion of Fund Performance & Portfolio Summary (unaudited)
SPDR® STOXX® Europe 50 ETF (FEU)	1
SPDR EURO STOXX 50® ETF (FEZ)	5
SPDR EURO STOXX Small Cap ETF (SMEZ)	9
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)	13
SPDR S&P International Dividend Currency Hedged ETF (HDWX)	15
SPDR MSCI International Real Estate Currency Hedged ETF (HREX)	16
SPDR S&P Emerging Asia Pacific ETF (GMF)	17
SPDR S&P Russia ETF (RBL)	21
SPDR S&P China ETF (GXC)	25
SPDR S&P Emerging Markets ETF (GMM)	29
SPDR S&P Emerging Markets Dividend ETF (EDIV)	33
SPDR S&P BRIC 40 ETF (BIK)	37
SPDR S&P Emerging Europe ETF (GUR)	41
SPDR S&P Emerging Latin America ETF (GML)	45
SPDR S&P Emerging Middle East & Africa ETF (GAF)	49
SPDR S&P World ex-US ETF (GWL)	53
SPDR S&P International Small Cap ETF (GWX)	57
SPDR Dow Jones International Real Estate ETF (RWX)	61
SPDR S&P Global Infrastructure ETF (GII)	65
SPDR S&P Global Natural Resources ETF (GNR)	69
SPDR MSCI ACWI ex-US ETF (CWI)	73
SPDR MSCI ACWI IMI ETF (ACIM)	77
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)	81
SPDR MSCI EM 50 ETF (EMFT)	85
SPDR MSCI EM Beyond BRIC ETF (EMBB)	89
SPDR MSCI EAFE Quality Mix ETF (QEFA)	93
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	97
SPDR MSCI World Quality Mix ETF (QWLD)	101
SPDR MSCI Australia Quality Mix ETF (QAUS)	105
SPDR MSCI Canada Quality Mix ETF (QCAN)	109
SPDR MSCI Germany Quality Mix ETF (QDEU)	113
SPDR MSCI Japan Quality Mix ETF (QJPN)	117
SPDR MSCI Mexico Quality Mix ETF (QMEX)	121
SPDR MSCI South Korea Quality Mix ETF (QKOR)	125
SPDR MSCI Spain Quality Mix ETF (QESP)	129
SPDR MSCI Taiwan Quality Mix ETF (QTWN)	133
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	137
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	141
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	145
SPDR S&P Global Dividend ETF (WDIV)	149
SPDR S&P International Dividend ETF (DWX)	153

SPDR S&P International Mid Cap ETF (MDD)	157
SPDR S&P Emerging Markets Small Cap ETF (EWX)	161
SPDR Dow Jones Global Real Estate ETF (RWO)	166
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	170
SPDR S&P International Consumer Staples Sector ETF (IPS)	174
SPDR S&P International Energy Sector ETF (IPW)	178
SPDR S&P International Financial Sector ETF (IPF)	182
SPDR S&P International Health Care Sector ETF (IRY)	187
SPDR S&P International Industrial Sector ETF (IPN)	191
SPDR S&P International Materials Sector ETF (IRV)	195
SPDR S&P International Technology Sector ETF (IPK)	199
SPDR S&P International Telecommunications Sector ETF (IST)	203
SPDR S&P International Utilities Sector ETF (IPU)	207
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	211
SPDR EURO STOXX 50 ETF (FEZ)	212
SPDR EURO STOXX Small Cap ETF (SMEZ)	213
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)	215
SPDR S&P International Dividend Currency Hedged ETF (HDWX)	216
SPDR MSCI International Real Estate Currency Hedged ETF (HREX)	218
SPDR S&P Emerging Asia Pacific ETF (GMF)	223
SPDR S&P Russia ETF (RBL)	233
SPDR S&P China ETF (GXC)	234
SPDR S&P Emerging Markets ETF (GMM)	242
SPDR S&P Emerging Markets Dividend ETF (EDIV)	257
SPDR S&P BRIC 40 ETF (BIK)	259
SPDR S&P Emerging Europe ETF (GUR)	260
SPDR S&P Emerging Latin America ETF (GML)	262
SPDR S&P Emerging Middle East & Africa ETF (GAF)	265
SPDR S&P World ex-US ETF (GWL)	268
SPDR S&P International Small Cap ETF (GWX)	282
SPDR Dow Jones International Real Estate ETF (RWX)	305
SPDR S&P Global Infrastructure ETF (GII)	307
SPDR S&P Global Natural Resources ETF (GNR)	309
SPDR MSCI ACWI ex-US ETF (CWI)	311
SPDR MSCI ACWI IMI ETF (ACIM)	322
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)	331
SPDR MSCI EM 50 ETF (EMFT)	344
SPDR MSCI EM Beyond BRIC ETF (EMBB)	345
SPDR MSCI EAFE Quality Mix ETF (QEFA)	349
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	355
SPDR MSCI World Quality Mix ETF (QWLD)	363
SPDR MSCI Australia Quality Mix ETF (QAUS)	373
SPDR MSCI Canada Quality Mix ETF (QCAN)	375

SPDR MSCI Germany Quality Mix ETF (QDEU)	377
SPDR MSCI Japan Quality Mix ETF (QJPN)	379
SPDR MSCI Mexico Quality Mix ETF (QMEX)	383
SPDR MSCI South Korea Quality Mix ETF (QKOR)	384
SPDR MSCI Spain Quality Mix ETF (QESP)	386
SPDR MSCI Taiwan Quality Mix ETF (QTWN)	387
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	389
SPDR Russell/Nomura PRIME Japan ETF (JPP)	391
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	397
SPDR S&P Global Dividend ETF (WDIV)	405
SPDR S&P International Dividend ETF (DWX)	407
SPDR S&P International Mid Cap ETF (MDD)	409
SPDR S&P Emerging Markets Small Cap ETF (EWX)	417
SPDR Dow Jones Global Real Estate ETF (RWO)	428
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	431
SPDR S&P International Consumer Staples Sector ETF (IPS)	434
SPDR S&P International Energy Sector ETF (IPW)	437
SPDR S&P International Financial Sector ETF (IPF)	439
SPDR S&P International Health Care Sector ETF (IRY)	442
SPDR S&P International Industrial Sector ETF (IPN)	444
SPDR S&P International Materials Sector ETF (IRV)	447
SPDR S&P International Technology Sector ETF (IPK)	450
SPDR S&P International Telecommunications Sector ETF (IST)	453
SPDR S&P International Utilities Sector ETF (IPU)	455
Financial Statements	458
Financial Highlights	504
Notes to Financial Statements	532
Report of Independent Registered Public Accounting Firm	570
Other Information (unaudited)	571

SPDR STOXX Europe 50 ETF —
Management’s Discussion of Fund Performance

The SPDR STOXX Europe 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX® Europe 50 Index (the “Index”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −11.36%, and the total return for the Index was −11.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

The fourth quarter of 2014 saw a mixed performance for stocks in the Fund as the economic data in Eurozone countries confronted continued weakness and the European Central Bank (ECB) prepared for alternative measures to boost their balance sheet. After a turbulent January 2015 for equity markets as ECB announced a larger than expected quantitative easing, volatility subsided through the month of February and the stocks in the Fund witnessed a significant positive performance of 5.92% that month. However, this momentum was short-lived and the rest of the year witnessed a downward trajectory again as uncertainty lingered with the possibility of a Greek exit from the Eurozone. By the end of the third quarter of 2015, the Greek drama had been largely resolved, though, with Greece agreeing to a new, more austere bailout agreement with its creditors.

On an individual security level, the top positive contributors to the Fund’s performance were Nestle SA, Deutsche Telekom AG, and LVMH Moet Hennessy Louis Vuitton SE. The top negative contributors to the Fund’s performance were HSBC Holdings PLC, Royal Dutch Shell PLC (Class A), and Banco Santander SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−11.36%	−10.98%	−11.50%	−11.36%	−10.98%	−11.50%

THREE YEARS	13.04%	12.70%	12.94%	4.17%	4.07%	4.14%

FIVE YEARS	16.49%	16.93%	16.17%	3.10%	3.18%	3.04%

TEN YEARS	17.93%	18.10%	17.83%	1.66%	1.68%	1.65%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	SANOFI

MARKET VALUE	$15,693,837	15,276,137	12,133,262	9,692,966	7,433,420

% OF NET ASSETS	6.3	6.1	4.9	3.9	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	24.2%
Banks	15.4
Oil, Gas & Consumable Fuels	10.2
Food Products	6.3
Insurance	5.7
Diversified Telecommunication Services	4.3
Tobacco	4.0
Beverages	3.9
Capital Markets	3.5
Personal Products	3.1
Chemicals	2.9
Textiles, Apparel & Luxury Goods	2.3
Wireless Telecommunication Services	2.2
Electrical Equipment	2.0
Automobiles	1.9
Industrial Conglomerates	1.8
Software	1.7
Household Products	1.6
Multi-Utilities	1.4
Metals & Mining	1.1
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR EURO STOXX 50 ETF —
Management’s Discussion of Fund Performance

The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50® Index (the “Index”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −12.60%, and the total return for the Index was −12.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

The fourth quarter of 2014 saw a mixed performance for stocks in the Fund as the economic data in Eurozone countries confronted continued weakness and the European Central Bank (ECB) prepared for alternative measures to boost their balance sheet. After a turbulent January 2015 for equity markets as ECB announced a larger than expected quantitative easing, volatility subsided through the month of February and the stocks in the Fund witnessed a significant positive performance of 6.72% that month. However, this momentum was short-lived and the rest of the year witnessed a downward trajectory again as uncertainty lingered around with the possibility of a Greek exit from the Eurozone. By the end of the third quarter of 2015, the Greek drama had been largely resolved, though, with Greece agreeing to a new, more austere bailout agreement with its creditors.

On an individual security level, the top positive contributors to the Fund’s performance were Deutsche Telekom AG, LVMH Moet Hennessy Louis Vuitton SE, and Intesa Sanpaolo SpA. The top negative contributors to the Fund’s performance were Banco Bilbao Vizcaya Argentaria SA, Total SA, and Banco Santander SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−12.60%	−12.02%	−12.90%	−12.60%	−12.02%	−12.90%

THREE YEARS	20.01%	20.12%	18.88%	6.27%	6.30%	5.94%

FIVE YEARS	9.92%	10.63%	7.75%	1.91%	2.04%	1.50%

TEN YEARS	17.47%	18.02%	13.71%	1.62%	1.67%	1.29%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				ANHEUSER-BUSCH
DESCRIPTION	SANOFI	TOTAL SA	BAYER AG	INBEV SA	BANCO SANTANDER SA

MARKET VALUE	$203,550,387	194,801,301	189,958,304	146,437,365	136,301,148

% OF NET ASSETS	5.0	4.8	4.7	3.6	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	16.6%
Pharmaceuticals	9.7
Insurance	7.7
Oil, Gas & Consumable Fuels	6.7
Diversified Telecommunication Services	6.2
Automobiles	5.2
Chemicals	4.9
Personal Products	4.7
Industrial Conglomerates	4.1
Beverages	3.6
Electric Utilities	3.1
Software	2.8
Aerospace & Defense	2.7
Textiles, Apparel & Luxury Goods	2.0
Multi-Utilities	1.9
Food Products	1.7
Specialty Retail	1.6
Capital Markets	1.6
Construction & Engineering	1.5
Electrical Equipment	1.5
Semiconductors & Semiconductor Equipment	1.4
Media	1.2
Health Care Providers & Services	1.2
Air Freight & Logistics	1.2
Health Care Equipment & Supplies	1.2
Real Estate Investment Trusts	1.1
Communications Equipment	1.1
Building Products	1.0
Food & Staples Retailing	0.7
Metals & Mining	0.0 **
Short Term Investments	0.8
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX Small Index (the “Index”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −4.97%, and the total return for the Index was −5.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and an aggregation of miniscule security misweights contributed to the difference between the Fund’s performance and that of the Index.

The fourth quarter of 2014 saw a mixed performance for stocks in the Fund as the economic data in Eurozone countries confronted continued weakness and the European Central Bank (ECB) prepared for alternative measures to boost their balance sheet. After a turbulent January 2015 for equity markets as ECB announced a larger than expected quantitative easing, volatility subsided through the month of February and the stocks in the Fund witnessed a significant positive performance of 6.4% that month. However, this momentum was short-lived and the rest of the year witnessed a downward trajectory again as uncertainty lingered around with the possibility of a Greek exit from the Eurozone. By the end of the third quarter of 2015, the Greek drama had been largely resolved, though, with Greece agreeing to a new, more austere bailout agreement with its creditors.

On an individual security level, the top positive contributors to the Fund’s performance were Paddy Power PLC, Altice NV (Class A), and Hermes International SCA. The top negative contributors to the Fund’s performance were Piraeus Bank SA, Delta Lloyd NV, and Eurobank Ergasias SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−4.97%	−4.74%	−5.16%	−4.97%	−4.74%	−5.16%

SINCE INCEPTION (1)	−19.63%	−19.65%	−19.48%	−15.20%	−15.21%	−15.11%

(1)	For the period June 4, 2014 to September 30, 2015.

SPDR EURO STOXX Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

			BANCA POPOLARE DI
DESCRIPTION	PADDY POWER PLC	OSRAM LICHT AG	MILANO SCARL	TELEPERFORMANCE	SOCIETE BIC SA

MARKET VALUE	$242,951	223,116	215,439	215,307	212,261

% OF NET ASSETS	2.1	1.9	1.8	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Media	11.0%
Banks	6.2
Real Estate Investment Trusts	5.7
Diversified Financial Services	5.5
Machinery	5.3
Insurance	4.6
Chemicals	4.0
Food & Staples Retailing	3.7
Pharmaceuticals	3.6
Electrical Equipment	3.2
Air Freight & Logistics	3.2
Hotels, Restaurants & Leisure	2.9
Food Products	2.6
Commercial Services & Supplies	2.5
Health Care Providers & Services	2.5
Oil, Gas & Consumable Fuels	2.4
Diversified Telecommunication Services	2.3
Airlines	2.1
Semiconductors & Semiconductor Equipment	2.0
Professional Services	1.8
Energy Equipment & Services	1.8
Wireless Telecommunication Services	1.8
Life Sciences Tools & Services	1.7
Real Estate Management & Development	1.7
Auto Components	1.5
Building Products	1.5
Beverages	1.4
Leisure Products	1.3
Independent Power and Renewable Electricity Producers	1.2
Containers & Packaging	1.2
Gas Utilities	1.2
Industrial Conglomerates	1.0
Capital Markets	1.0
Transportation Infrastructure	1.0
Household Durables	1.0
Thrifts & Mortgage Finance	0.9
Construction Materials	0.9
Aerospace & Defense	0.9
Short Term Investments	0.0 **
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 Currency Hedged ETF —
Performance Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Mutual Funds	98.2%
Short Term Investments	1.7
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Dividend Currency Hedged ETF —
Performance Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Mutual Funds	99.7%
Short Term Investments	0.4
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI International Real Estate Currency Hedged ETF —
Performance Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		SUN HUNG KAI	MITSUBISHI ESTATE	LAND SECURITIES
DESCRIPTION	UNIBAIL-RODAMCO SE	PROPERTIES, LTD.	CO., LTD.	GROUP PLC	VONOVIA SE

MARKET VALUE	$196,740	181,547	122,014	116,636	115,704

% OF NET ASSETS	4.9	4.5	3.0	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	57.2%
Real Estate Management & Development	42.5
Short Term Investments	0.1
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −12.15%, and the total return for the S&P Asia Pacific Emerging BMI Index (the “Index”) was −11.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index gained 1.07% in the last quarter of 2014. The Index could not hold the 2.35% positive return it realized in September. The Index declined 2.02% in December, reflecting continuing concerns over global growth as oil traded to new lows only to move much lower later in this quarter. China’s economy remains on a slowing trend. The HSBC Manufacturing PMI for December fell a half point to 49.5.

The Index gained 4.76% in the first quarter of 2015 representing the best quarter during the Reporting Period. The new year began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing. After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. Fresh news in March came into the markets that raised uncertainties anew. On March 1, China eased administered rates, and maybe more consequentially, lowered its GDP forecast for 2015 to “about” 7%. The word “about” became key as it allows some wiggle room in case that the economy doesn’t grow at a pace officially targeted by the Chinese Government. Emerging market equites, commodities and indeed global equities traded lower on the news.

The second quarter of 2015 started off well as April 2015 delivered the best one month return during the Reporting Period. The Index gained 6.88% in April driven by the strong equity returns in China in spite of evidence suggesting a slowdown in economic growth. The economic concerns in China were realized in June 2015, causing the Index to decline −3.78%. On June 27, China’s central bank announced a surprise reduction in interest rates. This move was widely viewed as a response to a precipitous fall in China’s roaring stock market. The Chinese market has been viewed as particularly vulnerable given the rapid run up in shares driven in part by retail margin buying.

The third quarter of 2015 was the worst quarter during the Reporting Period, as the Index declined −18.66%. Global markets entered the third quarter of 2015 nervously with a sudden free fall in China’s stock market in previous months. By the end of the quarter, continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September.

On an individual security level, the top positive contributors to the Fund’s performance were Infosys, Ltd. ADR, China Life Insurance Co., Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd. ADR. The top negative contributors to the Fund’s performance were PetroChina Co., Ltd. (Class H), Baidu, Inc. ADR, and Alibaba Group Holding, Ltd. ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

ONE YEAR	−12.15%	−12.20%	−11.96%	−12.15%	−12.20%	−11.96%

THREE YEARS	4.13%	5.15%	7.07%	1.36%	1.69%	2.30%

FIVE YEARS	0.60%	0.57%	2.89%	0.12%	0.11%	0.57%

SINCE INCEPTION (1)	43.58%	43.61%	49.15%	4.33%	4.33%	4.80%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		TAIWAN SEMICONDUCTOR
	TENCENT	MANUFACTURING CO.,		ALIBABA GROUP	CHINA CONSTRUCTION
DESCRIPTION	HOLDINGS, LTD.	LTD. ADR	CHINA MOBILE, LTD.	HOLDING, LTD. ADR	BANK CORP. (CLASS H)

MARKET VALUE	$15,617,170	13,094,039	11,597,949	10,591,484	9,960,466

% OF NET ASSETS	3.7	3.0	2.7	2.5	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	15.3%
Internet Software & Services	8.9
Semiconductors & Semiconductor Equipment	5.9
Oil, Gas & Consumable Fuels	5.2
Wireless Telecommunication Services	4.9
Insurance	3.9
Real Estate Management & Development	3.7
Electronic Equipment, Instruments & Components	3.6
IT Services	3.5
Pharmaceuticals	2.9
Food Products	2.5
Technology Hardware, Storage & Peripherals	2.5
Automobiles	2.3
Chemicals	2.1
Construction & Engineering	1.8
Diversified Telecommunication Services	1.7
Industrial Conglomerates	1.7
Independent Power and Renewable Electricity Producers	1.6
Transportation Infrastructure	1.6
Thrifts & Mortgage Finance	1.5
Internet & Catalog Retail	1.5
Textiles, Apparel & Luxury Goods	1.4
Construction Materials	1.4
Metals & Mining	1.4
Capital Markets	1.3
Machinery	1.2
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.1
Food & Staples Retailing	0.9
Electrical Equipment	0.9
Media	0.7
Beverages	0.7
Personal Products	0.7
Electric Utilities	0.6
Health Care Providers & Services	0.6
Household Products	0.6
Tobacco	0.5
Auto Components	0.5
Consumer Finance	0.5
Marine	0.5
Gas Utilities	0.4
Specialty Retail	0.4
Water Utilities	0.4
Household Durables	0.3
Airlines	0.3
Software	0.3
Energy Equipment & Services	0.2
Communications Equipment	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Diversified Consumer Services	0.2
Aerospace & Defense	0.2
Health Care Equipment & Supplies	0.2
Road & Rail	0.1
Multiline Retail	0.1
Biotechnology	0.1
Leisure Products	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Air Freight & Logistics	0.0 **
Professional Services	0.0 **
Short Term Investments	5.8
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Russia ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Russia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Russian equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −29.32%, and the total return for the S&P Russia Capped BMI Index (the “Index”) was −27.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a cash drag, compounding, and optimization contributed to the difference between the Fund’s performance and that of the Index.

After a weak last quarter of 2014 when Index returns fell over 32%, Russian markets partially rebounded slightly in the first quarter of 2015 only to slide back down in the third quarter of 2015. Russia’s recession deepened in 2015 with a severe impact on households. The Russian economy continued to adjust to the sanctions shock from 2014 amid a tense geopolitical situation. Consumer demand dropped significantly and was driven by a sharp contraction in real wages which resulted from increase in consumer price inflation. Unemployment increased slightly from 5.3 percent in 2014 to 5.6 percent in the first half of 2015. The erosion of real income significantly increased the poverty rate.

Oil and gas prices remained low through the first half of 2015, further underlining Russia’s vulnerability to volatile global commodity markets. After rebounding in Q2, oil prices were again pressured over the third quarter, with Brent Crude decreasing 23.2% to finish at $47/barrel, while West Texas Intermediate declined 24.2% to end the period at $45/barrel. The energy sector was the main detractor from the Fund’s performance.

The ruble weakened in 2015 significantly, which created a price advantage for some industries, boosting exports, decreasing imports, and encouraging investment in certain sectors such as real estate, but failing to generate an overall increase in non-energy exports. Economic policy uncertainty combined with an unpredictable geopolitical situation and the continuation of the sanctions regime caused private investment to decline rapidly as capital costs rose and consumer demand evaporated.

Overall, emerging market equities were volatile through the third quarter of 2015, with no shortage of significant events causing considerable uncertainty across all major regions. The quarter opened on a positive note with news that Greece had successfully come to an agreement on austerity measures with creditors, but the resulting optimism was short lived as weakness across heavily weighted constituents China and Korea outweighed any positive sentiment through the remainder of July. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. This correction spread to all major markets including the S&P 500, which fell 3.2%. Concerns persisted through the weekend with the Dow Jones initially opening 1,000 points lower on Monday the 24th, before moderately rebounding but still closing the day 3.6% lower.

On an individual security level, the top positive contributors to the Fund’s performance were Surgutneftegas OAO ADR Pfd., Severstal PAO GDR, and Sistema JSFC GDR. The top negative contributors to the Fund’s performance were Yandex NV (Class A), Lukoil PJSC ADR, and Public Joint-Stock Company Gazprom PAO ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−29.32%	−29.15%	−27.22%	−29.32%	−29.15%	−27.22%

THREE YEARS	−42.09%	−42.12%	−39.60%	−16.65%	−16.66%	−15.48%

FIVE YEARS	−43.25%	−43.02%	−39.39%	−10.71%	−10.64%	−9.53%

SINCE INCEPTION (1)	−42.83%	−42.83%	−37.89%	−9.57%	−9.57%	−8.21%

(1)	For the period March 10, 2010 to September 30, 2015.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				SBERBANK OF
DESCRIPTION	GAZPROM PAO ADR	LUKOIL PJSC ADR	MAGNIT PJSC GDR	RUSSIA ADR	NOVATEK OAO GDR

MARKET VALUE	$3,329,649	2,729,331	1,368,849	1,152,183	1,142,560

% OF NET ASSETS	14.4	11.8	5.9	5.0	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	47.3%
Banks	12.2
Metals & Mining	11.7
Food & Staples Retailing	8.2
Wireless Telecommunication Services	5.8
Internet Software & Services	3.1
Diversified Telecommunication Services	1.8
Chemicals	1.6
Household Durables	1.4
Electric Utilities	1.1
IT Services	1.0
Energy Equipment & Services	0.8
Real Estate Management & Development	0.6
Road & Rail	0.6
Media	0.3
Short Term Investments	0.2
Other Assets & Liabilities	2.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P China ETF —
Management’s Discussion of Fund Performance

The SPDR S&P China ETF (the “Fund”) seeks to provide investments results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −8.69%, and the total return for the S&P China BMI Index (the “Index”) was −8.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The accumulation of small misweights between the Fund and the Index, and the impact of cash drag on returns helped offset some of the impact of fees and helps explain the difference between the Fund’s performance and that of the Index.

The Index started the year strongly, rising 20.6% over the first 3 quarters. Rising fear of a slowdown in the Chinese economy, concerns over asset valuations (both equity and real estate,) and fears of unsustainable bank loans and government investment policies combined to bring a significant change in the China equity markets. In the last quarter of the year (ending September 30, 2015) the Index fell over 24%, bringing the full year return into negative territory. Volatility also increased significantly in the market, as markets showed significant moves up and down, sometimes within the same trading session.

On an individual security level, top positive contributors to the Fund’s performance were Tencent Holdings, Ltd. (+12%), China Life Insurance Co., Ltd. (Class H) (+26%) and Ping An Insurance Group Co. of China, Ltd. (+33%). Tencent Holdings, Ltd., a leading Chinese internet provider, held up better than rival Alibaba. Its share price did not exhibit the sharp rise of Alibaba, and did not fall as much during the market downturn. Both China Life Insurance Co., Ltd. and Ping An Insurance Group Co. of China, Ltd. posted strong results in August helping support their share prices. Notable negative contributors to performance were Alibaba Group Holding, Ltd. ADR (−47%), PetroChina Co., Ltd. (Class H) (−44%), and CNOOC, Ltd. (−37%). Alibaba Group Holding, Ltd. had risen as much as 75% from its IPO price, before falling significantly in the latter part of the year on concerns over valuation, missed earnings estimates, increasing competition and regulatory concerns over the sale of counterfeit items on its website. Energy prices combined with the decline of the local market hit energy shares PetroChina Co., Ltd. and CNOOC, Ltd. particularly hard.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

ONE YEAR	−8.69%	−8.58%	−8.61%	−8.69%	−8.58%	−8.61%

THREE YEARS	11.41%	12.46%	14.78%	3.67%	3.99%	4.71%

FIVE YEARS	−0.29%	−0.04%	0.46%	−0.06%	−0.01%	0.09%

SINCE INCEPTION (1)	52.03%	52.69%	55.60%	5.03%	5.08%	5.32%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TENCENT	CHINA	ALIBABA GROUP	CHINA CONSTRUCTION	INDUSTRIAL & COMMERCIAL
DESCRIPTION	HOLDINGS, LTD.	MOBILE, LTD.	HOLDING, LTD. ADR	BANK CORP. (CLASS H)	BANK OF CHINA, LTD. (CLASS H)

MARKET VALUE	$64,112,616	46,628,223	45,371,577	43,690,739	31,613,881

% OF NET ASSETS	7.8	5.7	5.6	5.3	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Internet Software & Services	19.2%
Banks	17.1
Insurance	7.0
Wireless Telecommunication Services	5.7
Real Estate Management & Development	5.6
Oil, Gas & Consumable Fuels	5.5
Internet & Catalog Retail	3.2
Food Products	2.4
Independent Power and Renewable Electricity Producers	2.3
Transportation Infrastructure	2.0
Automobiles	2.0
Capital Markets	1.8
Pharmaceuticals	1.8
Construction & Engineering	1.6
Industrial Conglomerates	1.5
Diversified Telecommunication Services	1.5
Machinery	1.5
Textiles, Apparel & Luxury Goods	1.4
Electronic Equipment, Instruments & Components	1.1
Electrical Equipment	1.0
Metals & Mining	1.0
Construction Materials	0.9
Water Utilities	0.9
Semiconductors & Semiconductor Equipment	0.8
Personal Products	0.7
Health Care Providers & Services	0.7
Technology Hardware, Storage & Peripherals	0.6
Gas Utilities	0.6
Diversified Consumer Services	0.5
Marine	0.5
Airlines	0.5
Communications Equipment	0.5
Software	0.5
Hotels, Restaurants & Leisure	0.4
Commercial Services & Supplies	0.4
Specialty Retail	0.4
Household Durables	0.4
Food & Staples Retailing	0.4
Chemicals	0.4
Health Care Equipment & Supplies	0.4
Road & Rail	0.3
IT Services	0.3
Auto Components	0.3
Containers & Packaging	0.3
Paper & Forest Products	0.2
Media	0.2
Multiline Retail	0.2
Energy Equipment & Services	0.2
Beverages	0.2
Aerospace & Defense	0.2
Distributors	0.1
Diversified Financial Services	0.1
Household Products	0.1
Consumer Finance	0.1
Air Freight & Logistics	0.1
Building Products	0.0 **
Trading Companies & Distributors	0.0 **
Short Term Investments	12.2
Other Assets & Liabilities	(11.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −19.34%, and the total return for the S&P Emerging BMI Index (the “Index”) was −19.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cumulative security misweights and the Fund’s cash position contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, a significantly heightened, diverse and global level of geopolitical tensions had an appreciable impact on the Fund. One of the more impactful geopolitical events was the ongoing Western sanctions on Russia associated with events in the Ukraine. Along with humanitarian concerns, this led to significant negative impacts to the Russian economy and continuing worries regarding broader regional destabilization. Another geopolitical hotspot was the Middle East, where the focus continued to revolve around ISIS, which has been brutally seizing territory as it strives to establish a caliphate. A third area of increased geopolitical tensions can be found in the Pacific, where land disputes and saber rattling between China and its neighbors have remained a concern. For non-geopolitical issues, slowing growth continued to impact many markets, especially in China where concerns escalated regarding their ability to navigate a slowing economy without experiencing a hard landing. This led to increasing worries regarding potential currency wars. A strengthening US dollar and weakening local currencies have impacted most of the emerging market countries due to their propensity to have borrowed in US dollars. This has led to heightened concerns regarding the impact of a Federal Reserve interest rate increase, especially in regards to the likely impact on both debt servicing and capital outflows out of the emerging markets. Finally, many of the emerging market countries have been negatively impacted by declining commodity prices.

The Fund invested in futures to achieve the desired exposure during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Infosys Limited ADR, Tencent Holdings Ltd., and China Life Insurance Co. Ltd. Class H. The top negative contributors to the Fund’s performance were Banco Bradesco SA ADR Pfd., Baidu, Inc. ADR, and Petroleo Brasileiro SA ADR Pfd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−19.34%	−19.51%	−18.96%	−19.34%	−19.51%	−18.96%

THREE YEARS	−12.78%	−12.28%	−11.43%	−4.46%	−4.27%	−3.97%

FIVE YEARS	−15.38%	−15.46%	−15.26%	−3.28%	−3.30%	−3.26%

SINCE INCEPTION (1)	14.06%	14.11%	16.49%	1.55%	1.56%	1.81%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TENCENT		ALIBABA GROUP	CHINA CONSTRUCTION	TAIWAN SEMICONDUCTOR
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	HOLDING, LTD. ADR	BANK CORP. (CLASS H)	MANUFACTURING CO., LTD.

MARKET VALUE	$4,762,664	3,380,184	3,250,485	3,217,752	2,986,713

% OF NET ASSETS	2.5	1.8	1.7	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.0%
Oil, Gas & Consumable Fuels	7.2
Internet Software & Services	6.1
Wireless Telecommunication Services	5.0
Real Estate Management & Development	3.7
Semiconductors & Semiconductor Equipment	3.5
Insurance	3.4
Metals & Mining	2.9
Food Products	2.8
IT Services	2.7
Electronic Equipment, Instruments & Components	2.5
Pharmaceuticals	2.3
Beverages	2.2
Automobiles	2.1
Media	2.1
Industrial Conglomerates	2.0
Diversified Financial Services	2.0
Diversified Telecommunication Services	1.7
Technology Hardware, Storage & Peripherals	1.7
Transportation Infrastructure	1.6
Independent Power and Renewable Electricity Producers	1.5
Construction & Engineering	1.5
Food & Staples Retailing	1.4
Chemicals	1.3
Construction Materials	1.3
Multiline Retail	1.2
Thrifts & Mortgage Finance	1.2
Household Durables	1.1
Internet & Catalog Retail	1.1
Capital Markets	1.0
Textiles, Apparel & Luxury Goods	0.9
Electric Utilities	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.8
Household Products	0.7
Machinery	0.6
Health Care Providers & Services	0.6
Electrical Equipment	0.6
Airlines	0.6
Paper & Forest Products	0.4
Water Utilities	0.4
Personal Products	0.4
Gas Utilities	0.3
Marine	0.3
Tobacco	0.3
Aerospace & Defense	0.2
Auto Components	0.2
Software	0.2
Air Freight & Logistics	0.2
Real Estate Investment Trusts	0.2
Building Products	0.2
Diversified Consumer Services	0.2
Communications Equipment	0.2
Consumer Finance	0.2
Road & Rail	0.2
Trading Companies & Distributors	0.1
Health Care Equipment & Supplies	0.1
Energy Equipment & Services	0.1
Leisure Products	0.1
Biotechnology	0.1
Commercial Services & Supplies	0.1
Distributors	0.1
Containers & Packaging	0.1
Professional Services	0.0 **
Multi-Utilities	0.0 **
Short Term Investments	7.0
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend-paying securities of publicly traded companies in emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −28.56%, and the total return for the S&P Emerging Markets Dividend Opportunities Index (the “Index”) was −27.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and an aggregation of miniscule security misweights contributed to the difference between the Fund’s performance and that of the Index.

The fourth quarter of 2014 began with emerging market stocks sliding as Grexit, Ebola, ISIS, and lack of Chinese growth all added to an increased level of uncertainty and volatility in the markets. Although emerging market equities continued to look attractive on a valuation basis, the stocks in the Fund fared poorly on account of further European economic weakness, soft oil prices, and Russia-Ukraine tensions. 2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining inflation and a major expansion of quantitative easing by the European Central Bank (ECB). All three quarters of 2015 witnessed the second and fourth largest emerging markets by GDP, Brazil and Russia, respectively, succumb to negative growth. In the third quarter of 2015, continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of equities in August and September.

On an individual security level, the top positive contributors to the Fund’s performance were Evergrande Real Estate Group, Ltd., Indiabulls Housing Finance, Ltd., and Zijin Mining Group Co., Ltd. (Class H). The top negative contributors to the Fund’s performance were CCR SA, Ecopetrol SA ADR, and Cia Energetica de Minas Gerais Pfd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

ONE YEAR	−28.56%	−28.56%	−27.92%	−28.56%	−28.56%	−27.92%

THREE YEARS	−34.14%	−34.05%	−32.43%	−13.00%	−12.96%	−12.26%

SINCE INCEPTION (1)	−36.56%	−36.63%	−32.13%	−9.41%	−9.44%	−8.08%

(1)	For the period February 23, 2011 to September 30, 2015.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

			ADVANCED INFO		ASUSTEK
DESCRIPTION	SK TELECOM CO., LTD.	VODACOM GROUP, LTD.	SERVICE PCL NVDR	MTN GROUP, LTD.	COMPUTER, INC.

MARKET VALUE	$11,609,232	9,915,463	9,475,530	8,151,671	7,807,304

% OF NET ASSETS	3.9	3.3	3.2	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	19.8%
Semiconductors & Semiconductor Equipment	10.2
Banks	9.6
Real Estate Management & Development	7.6
Technology Hardware, Storage & Peripherals	6.3
Electric Utilities	5.9
Oil, Gas & Consumable Fuels	4.4
Real Estate Investment Trusts	4.0
Metals & Mining	3.9
Transportation Infrastructure	3.8
Specialty Retail	2.3
Insurance	1.9
Construction Materials	1.8
Tobacco	1.6
Automobiles	1.6
Road & Rail	1.6
Auto Components	1.3
Capital Markets	1.3
Industrial Conglomerates	1.3
Diversified Telecommunication Services	1.3
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Media	1.0
Diversified Financial Services	1.0
Marine	0.7
Water Utilities	0.7
Independent Power and Renewable Electricity Producers	0.6
Energy Equipment & Services	0.5
Multi-Utilities	0.3
Chemicals	0.3
Machinery	0.2
Thrifts & Mortgage Finance	0.2
Food & Staples Retailing	0.0 **
Short Term Investments	5.8
Other Assets & Liabilities	(5.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF —
Management’s Discussion of Fund Performance

The SPDR S&P BRIC 40 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of Brazil, Russia, India and China. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −18.23%, and the total return for the S&P BRIC 40 Index (the “Index”) was −17.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash drag, lending income, misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

It was a volatile period under review. For the first 9 months under review, the Fund returned +4.0%, but then gave this all back and then some by returning −21.36% during the last 3 months of the Reporting Period. The Fund invests in companies domiciled in the emerging market countries of Brazil, Russia, India, & China. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. Following concerns related to Chinese growth, pressure spread across the Latin American region with key commodity exporters Brazil falling significantly. Brazil was specifically pressured in August as a Q2 GDP release of −1.9% confirmed the economy’s slide into recession after a −0.7% fall in Q1. Additional catalysts weighing on Brazilian equities in the third quarter would include Moody’s downgrading the country’s credit rating to Baa3 from Baa2 in August, unemployment reaching 7.6% for the month of August (five-year high), and S&P downgrading its sovereign credit rating to junk status in September. Commodity prices were continually pressured in Q3, with weakness across oil, agricultural commodities and metal prices. After rebounding in Q2, Oil prices were again pressured over the third (calendar) quarter, with Brent Crude decreasing 23.2% to finish at $47/barrel, while West Texas Intermediate declined 24.2% to end the period at $45/barrel. This weakness in commodities, and specifically oil, weighed heavily on Brazil and Russia, given the high exposure to the Materials and Energy sectors that those two markets have within the Fund.

On an individual security level, the top positive contributors to the Fund’s performance were Infosys, Ltd. ADR, Tencent Holdings, Ltd., and China Life Insurance Co., Ltd. (Class H). The top negative contributors to the Fund’s performance were Public Joint-Stock Company Gazprom PAO ADR, Alibaba Group Holding, Ltd. ADR, and Baidu, Inc. ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

ONE YEAR	−18.23%	−17.85%	−17.61%	−18.23%	−17.85%	−17.61%

THREE YEARS	−13.02%	−12.47%	−11.31%	−4.54%	−4.34%	−3.92%

FIVE YEARS	−19.04%	−18.77%	−16.41%	−4.14%	−4.07%	−3.52%

SINCE INCEPTION (1)	−7.68%	−7.35%	−3.26%	−0.96%	−0.92%	−0.40%

(1)	For the period June 19, 2007 to September 30, 2015.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				INDUSTRIAL &
				COMMERCIAL
	TENCENT		CHINA CONSTRUCTION	BANK OF CHINA, LTD.
DESCRIPTION	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BANK CORP. (CLASS H)	(CLASS H)	BAIDU, INC. ADR

MARKET VALUE	$9,256,586	6,775,389	5,645,433	4,880,049	3,901,894

% OF NET ASSETS	11.3	8.3	6.9	6.0	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	31.6%
Internet Software & Services	18.9
Oil, Gas & Consumable Fuels	16.0
Wireless Telecommunication Services	8.3
Insurance	5.8
IT Services	4.7
Beverages	2.9
Food Products	2.2
Food & Staples Retailing	1.7
Metals & Mining	1.7
Real Estate Management & Development	1.5
Industrial Conglomerates	1.3
Personal Products	1.0
Diversified Telecommunication Services	0.8
Technology Hardware, Storage & Peripherals	0.7
Automobiles	0.5
Short Term Investments	3.6
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Europe ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon European emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −28.73%, and the total return for the S&P European Emerging BMI Capped Index (the “Index”) was −27.42%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The fourth quarter of 2014 witnessed mixed returns in the S&P European Emerging BMI ETF on account of the Russian-Ukraine fighting and bleak economic data from other Eurozone countries. The beginning of 2015 also had a turbulent start as the European Central Bank announced a larger than expected quantitative easing and drama with Greek debt and required austerity measures renewed afresh. The slowdown in European emerging market equities continued through the second quarter of 2015 as a cascade of worrying headlines emanated from the possibility of a Greek exit from the Eurozone and created a challenging situation for all euro-denominated nations. By the end of the third quarter of 2015, the Greek drama had been largely resolved, though, with Greece agreeing to a new, more austere bailout agreement with its creditors.

On an individual security level, the top positive contributors to the Fund’s performance were Polski Koncern Naftowy Orelen SA, OTP Bank PLC, and Tupras-Turkiye Petrol Rafinerileri AS. The top negative contributors to the Fund’s performance were oil company Lukoil PJSC ADR, Sberbank of Russia ADR, and Public Joint-Stock Company Gazprom ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−28.73%	−28.56%	−27.42%	−28.73%	−28.56%	−27.42%

THREE YEARS	−35.51%	−35.46%	−34.56%	−13.60%	−13.58%	−13.19%

FIVE YEARS	−39.06%	−38.94%	−37.74%	−9.43%	−9.40%	−9.04%

SINCE INCEPTION (1)	−46.70%	−46.77%	−43.93%	−7.11%	−7.12%	−6.56%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	GAZPROM PAO ADR	LUKOIL PJSC ADR	SBERBANK	MAGNIT PJSC GDR	NOVATEK OAO GDR

MARKET VALUE	$3,355,269	2,082,122	1,765,802	1,497,112	1,079,567

% OF NET ASSETS	8.2	5.1	4.3	3.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	31.1%
Banks	22.0
Metals & Mining	8.7
Food & Staples Retailing	5.9
Wireless Telecommunication Services	3.8
Electric Utilities	3.8
Diversified Telecommunication Services	2.9
Industrial Conglomerates	2.7
Insurance	2.2
Diversified Financial Services	1.8
Chemicals	1.6
Internet Software & Services	1.4
Household Durables	1.3
Airlines	1.1
Textiles, Apparel & Luxury Goods	0.8
Real Estate Management & Development	0.8
Beverages	0.8
Hotels, Restaurants & Leisure	0.8
Real Estate Investment Trusts	0.7
Pharmaceuticals	0.7
Software	0.6
Specialty Retail	0.5
Construction Materials	0.4
Food Products	0.4
Construction & Engineering	0.4
Media	0.3
Transportation Infrastructure	0.3
Automobiles	0.3
Energy Equipment & Services	0.3
Distributors	0.2
Consumer Finance	0.2
Marine	0.2
IT Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Road & Rail	0.1
Machinery	0.1
Water Utilities	0.1
Short Term Investments	0.1
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Latin America ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Latin America ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Latin American emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −38.76%, and the total return for the S&P Latin America BMI Index (the “Index”) was −38.55%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash drag, lending income, misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

It was a volatile period under review. The Fund produced negative returns in three out of the four quarters under review, but the last 3 months detracted the most from the overall Fund return, as it finished −23.58% for the quarter ending September 30, 2015. The Fund invests in companies domiciled in the emerging market countries of Brazil, Chile, Mexico, Colombia & Peru, with Brazil carrying the largest weight in both the Fund and Index. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. Following concerns related to Chinese growth, pressure spread across the Latin American region with key commodity exporters Brazil and Chile falling significantly as a result. Brazil was specifically pressured in August, as a Q2 2015 GDP release of −1.9%, confirmed the economy’s slide into recession after a −0.7% fall in the previous quarter. Additional catalysts weighing on Brazilian equities in the third quarter would include Moody’s downgrading the country’s credit rating to Baa3 from Baa2 in August, unemployment reaching 7.6% for the month of August (five-year high), as well as S&P downgrading its sovereign credit rating to junk status in September. The Latin American region was particularly exposed to soft commodity prices, as metals in combination with the oil and gas industry account for significant exposure within the region. The Colombian peso, Brazilian real, Chilean peso, Peruvian sol & Mexican peso each experienced significant currency depreciation over the 12 months under review. In fact, while the Index return, as measured in USD terms, was −38.63%, the return in local terms was much less negative at −13.09%. This implies aggregate regional currency depreciation for the five members of −29.38%.

On an individual security level, the top positive contributors to the Fund’s performance were Wal-Mart de Mexico SAB de CV, El Puerto de Liverpool SAB de CV, and Compania General de Electricidad SA. The top negative contributors to the Fund’s performance were Banco Bradesco SA ADR Pfd., Itau Unibanco Holding SA ADR Pfd., and Petroleo Brasileiro SA ADR Pfd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−38.76%	−38.52%	−38.55%	−38.76%	−38.52%	−38.55%

THREE YEARS	−44.64%	−44.45%	−43.49%	−17.89%	−17.79%	−17.34%

FIVE YEARS	−51.05%	−50.99%	−48.42%	−13.31%	−13.29%	−12.40%

SINCE INCEPTION (1)	−22.84%	−22.73%	−16.19%	−2.99%	−2.98%	−2.05%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		ITAU UNIBANCO
		HOLDING SA			BANCO BRADESCO
	AMERICA MOVIL	PREFERENCE	AMBEV	FOMENTO ECONOMICO	SA PREFERENCE
DESCRIPTION	SAB DE CV (SERIES L)	SHARES ADR	SA ADR	MEXICANO SAB DE CV	SHARES ADR

MARKET VALUE	$1,315,035	1,096,682	1,055,798	961,824	772,263

% OF NET ASSETS	5.1	4.3	4.1	3.7	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	20.5%
Beverages	9.3
Metals & Mining	7.1
Oil, Gas & Consumable Fuels	6.1
Wireless Telecommunication Services	5.5
Food Products	5.4
Food & Staples Retailing	4.4
Multiline Retail	3.5
Electric Utilities	3.3
Construction Materials	2.6
Industrial Conglomerates	2.6
Media	2.5
Transportation Infrastructure	2.4
Paper & Forest Products	2.4
Independent Power and Renewable Electricity Producers	2.1
Diversified Financial Services	2.0
Real Estate Investment Trusts	1.6
IT Services	1.5
Construction & Engineering	1.0
Insurance	1.0
Diversified Telecommunication Services	1.0
Household Products	0.9
Aerospace & Defense	0.9
Chemicals	0.8
Diversified Consumer Services	0.8
Capital Markets	0.8
Real Estate Management & Development	0.7
Tobacco	0.7
Containers & Packaging	0.7
Airlines	0.6
Machinery	0.5
Health Care Providers & Services	0.5
Personal Products	0.5
Auto Components	0.4
Water Utilities	0.4
Gas Utilities	0.3
Software	0.3
Household Durables	0.3
Consumer Finance	0.3
Road & Rail	0.3
Hotels, Restaurants & Leisure	0.2
Pharmaceuticals	0.1
Specialty Retail	0.1
Internet & Catalog Retail	0.1
Technology Hardware, Storage & Peripherals	0.1
Commercial Services & Supplies	0.1
Trading Companies & Distributors	0.1
Building Products	0.1
Short Term Investments	7.8
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Middle East & Africa ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Middle East & Africa ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Middle Eastern and African emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −16.01%, and the total return for the S&P Mid-East & Africa BMI Index (the “Index”) was −14.53%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash drag, lending income, misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

As of September 30, 2015, the Fund invested in companies domiciled in the emerging market countries of South Africa, Egypt, the United Arab Emirates, and Qatar. In accordance with the annual Index reconstitution, the Fund divested its Moroccan holdings due to S&P’s demotion of that market to Frontier status, effective September 18, 2015. Through the first three months of the period under review, the Fund’s performance was nearly flat, having returned 0.24%. However, during the quarter ending September 30, 2015, the Fund generated a negative return of −16.21%. Emerging market equities broadly were volatile during the third calendar quarter of 2015, with no shortage of significant events causing considerable uncertainty across all major regions. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant global equity selloff the following day. This event sent ripples across global equity markets and during the three day period beginning on August 20, the Fund experienced a negative return of −6.40%. In comparison with Asia and Latin America, the Middle East & African region was actually one of the better performers during this very difficult quarter. Most emerging currencies came under pressure during the 12 months under review, and the Mid-East African currencies experienced this as well. In fact, while the Index return as measured in USD terms, was −14.82%, the return in local terms was nearly flat at −0.046%. This implies aggregate regional currency return of −14.78%.

On an individual security level, the top positive contributors to the Fund’s performance were Naspers, Ltd. (Class N), Steinhoff International Holdings, Ltd., and Brait SE. The top negative contributors to the Fund’s performance were Emaar Properties PJSC, MTN Group, Ltd., and Sasol, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

ONE YEAR	−16.01%	−16.11%	−14.53%	−16.01%	−16.11%	−14.53%

THREE YEARS	−12.68%	−12.64%	−9.03%	−4.42%	−4.40%	−3.11%

FIVE YEARS	−7.65%	−7.95%	−2.95%	−1.58%	−1.64%	−0.60%

SINCE INCEPTION (1)	21.88%	20.84%	33.52%	2.35%	2.24%	3.45%

(1)	For the period March 20, 2007 to September 30, 2015.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	NASPERS, LTD.		STEINHOFF INTERNATIONAL		STANDARD BANK
DESCRIPTION	(CLASS N)	MTN GROUP, LTD.	HOLDINGS, LTD.	SASOL, LTD.	GROUP, LTD.

MARKET VALUE	$5,466,467	2,081,172	1,934,728	1,499,494	1,232,262

% OF NET ASSETS	13.6	5.2	4.8	3.7	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	16.8%
Media	13.6
Wireless Telecommunication Services	7.3
Diversified Financial Services	7.3
Household Durables	4.8
Insurance	4.7
Real Estate Management & Development	4.6
Oil, Gas & Consumable Fuels	4.1
Real Estate Investment Trusts	3.9
Industrial Conglomerates	3.1
Metals & Mining	3.0
Food Products	3.0
Food & Staples Retailing	2.9
Health Care Providers & Services	2.6
Specialty Retail	2.3
Capital Markets	2.3
Pharmaceuticals	1.8
Multiline Retail	1.4
Diversified Telecommunication Services	1.2
Paper & Forest Products	1.0
Transportation Infrastructure	1.0
Hotels, Restaurants & Leisure	0.8
Construction & Engineering	0.8
Distributors	0.7
Chemicals	0.6
Marine	0.5
Containers & Packaging	0.5
Multi-Utilities	0.4
Construction Materials	0.4
Trading Companies & Distributors	0.4
IT Services	0.3
Energy Equipment & Services	0.2
Airlines	0.2
Electronic Equipment, Instruments & Components	0.2
Electrical Equipment	0.2
Tobacco	0.2
Diversified Consumer Services	0.2
Beverages	0.1
Building Products	0.1
Biotechnology	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0 **
Textiles, Apparel & Luxury Goods	0.0 **
Short Term Investments	12.5
Other Assets & Liabilities	(12.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR S&P World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −9.14%, and the total return for the S&P Developed Ex-U.S. BMI Index (the “Index”) was −8.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Fund started out the year slightly in the red for the first quarter of the period, though this was offset with a small comeback the following three months and remained relatively flat for the quarter ending June 2015. The overall negative performance was driven largely by the last quarter of the Reporting Period with the Fund falling over 10% in these three months. Global markets were very cautious in the beginning of this quarter due to continued uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns generally led to a broad selloff of global equities both in Europe and Asia during August and September. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year.

On an individual security level, the top positive contributors to the Fund’s performance were Nestle SA, Imperial Tobacco Group PLC, and Novo Nordisk A/S (Class B). The top negative contributors to the Fund’s performance were Glencore PLC, Banco Santander SA, and Royal Dutch Shell PLC (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	−9.14%	−8.35%	−8.76%	−9.14%	−8.35%	−8.76%

THREE YEARS	14.21%	15.03%	17.04%	4.53%	4.78%	5.39%

FIVE YEARS	19.09%	20.00%	23.32%	3.56%	3.71%	4.28%

SINCE INCEPTION (1)	−4.38%	−3.86%	0.75%	−0.53%	−0.46%	0.09%

(1)	For the period April 20, 2007 to September 30, 2015.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	NOVARTIS AG	NESTLE SA	ROCHE HOLDING AG	TOYOTA MOTOR CORP.	HSBC HOLDINGS PLC

MARKET VALUE	$10,863,596	10,346,984	8,310,482	7,408,881	6,684,767

% OF NET ASSETS	1.5	1.5	1.2	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	12.5%
Pharmaceuticals	8.4
Insurance	5.4
Oil, Gas & Consumable Fuels	5.1
Chemicals	3.4
Automobiles	3.2
Food Products	3.0
Diversified Telecommunication Services	2.6
Metals & Mining	2.6
Real Estate Management & Development	2.3
Media	2.2
Machinery	2.2
Beverages	2.1
Capital Markets	2.0
Real Estate Investment Trusts	2.0
Food & Staples Retailing	1.9
Electric Utilities	1.8
Wireless Telecommunication Services	1.6
Personal Products	1.5
Textiles, Apparel & Luxury Goods	1.5
Hotels, Restaurants & Leisure	1.5
Technology Hardware, Storage & Peripherals	1.5
Industrial Conglomerates	1.5
Auto Components	1.4
Road & Rail	1.4
Electronic Equipment, Instruments & Components	1.4
Tobacco	1.3
Trading Companies & Distributors	1.3
Software	1.2
Household Durables	1.2
Electrical Equipment	1.1
Specialty Retail	1.0
Multi-Utilities	1.0
Aerospace & Defense	1.0
Semiconductors & Semiconductor Equipment	1.0
Construction & Engineering	1.0
Diversified Financial Services	0.9
Health Care Equipment & Supplies	0.9
Commercial Services & Supplies	0.8
IT Services	0.8
Professional Services	0.8
Household Products	0.8
Building Products	0.7
Multiline Retail	0.6
Biotechnology	0.6
Health Care Providers & Services	0.5
Gas Utilities	0.5
Construction Materials	0.5
Communications Equipment	0.5
Internet Software & Services	0.4
Transportation Infrastructure	0.4
Air Freight & Logistics	0.3
Energy Equipment & Services	0.3
Marine	0.3
Airlines	0.3
Containers & Packaging	0.3
Paper & Forest Products	0.2
Leisure Products	0.2
Water Utilities	0.1
Internet & Catalog Retail	0.1
Consumer Finance	0.1
Independent Power and Renewable Electricity Producers	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.1
Life Sciences Tools & Services	0.0 **
Short Term Investments	6.9
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) small cap equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −4.77%, and the total return for the S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”) was −4.78%. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index declined 5.33% in the last quarter of 2014 largely driven by concerns over both macroeconomic and geopolitical events. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. Reports continued to flow out of Syria and Iraq about ISIS advances in the region. US airstrikes seemed to have stemmed the advances, but ISIS continues to hold large swaths of the region.

The Index gained 4.73% in the first quarter of 2015 as the new year began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing. After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The second quarter of 2015 started off well as April 2015 delivered the best one month Index return of 6.01% during the Reporting Period. The returns were modest in local terms but the large decline in the US dollar helped to lift the Index on an unhedged basis. After rising for nine consecutive months on anticipated policy divergence, the US dollar declined nearly 4% for the month reflecting, in part, a softening in US data and a later expected start to possible Fed rate hikes.

The third quarter of 2015 was the worst quarter during the Reporting Period, as the Index declined −9.37%. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. Investors in global equities in the third quarter of 2015 found almost nowhere to hide amidst the chill in sentiment brought about by a slowdown in global growth led by emerging markets.

On an individual security level, the top positive contributors to the Fund’s performance were Hanmi Pharm Co., Ltd., Hanmi Science Co., Ltd, and Patrizia Immobilien AG. The top negative contributors to the Fund’s performance were Afren PLC, Beach Energy, Ltd., and Corus Entertainment, Inc. (Class B).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. UNDER USD2	NET ASSET	MARKET	EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	−4.77%	−4.66%	−4.78%	−4.77%	−4.66%	−4.78%

THREE YEARS	19.55%	20.02%	21.27%	6.13%	6.27%	6.64%

FIVE YEARS	24.84%	24.53%	25.99%	4.54%	4.49%	4.73%

SINCE INCEPTION (1)	4.96%	4.83%	3.28%	0.58%	0.56%	0.38%

(1)	For the period April 20, 2007 to September 30, 2015.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		NIPPON KONPO UNYU		WIHLBORGS	MARUDAI FOOD
DESCRIPTION	SHOCHIKU CO., LTD.	SOKO CO., LTD.	SIMCORP A/S	FASTIGHETER AB	CO., LTD.

MARKET VALUE	$2,594,750	2,299,025	2,265,942	2,155,055	1,996,460

% OF NET ASSETS	0.4	0.4	0.4	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	6.0%
Banks	5.3
Machinery	4.8
Real Estate Management & Development	4.2
Metals & Mining	4.2
Chemicals	3.8
Electronic Equipment, Instruments & Components	3.4
Hotels, Restaurants & Leisure	3.2
Capital Markets	3.2
Food Products	3.1
Construction & Engineering	3.1
Specialty Retail	3.0
Commercial Services & Supplies	3.0
Media	2.5
Trading Companies & Distributors	2.4
Oil, Gas & Consumable Fuels	2.3
Software	2.1
Pharmaceuticals	1.8
Auto Components	1.8
Building Products	1.8
IT Services	1.7
Electrical Equipment	1.7
Biotechnology	1.6
Semiconductors & Semiconductor Equipment	1.6
Textiles, Apparel & Luxury Goods	1.6
Health Care Providers & Services	1.5
Food & Staples Retailing	1.4
Energy Equipment & Services	1.2
Household Durables	1.2
Professional Services	1.2
Road & Rail	1.2
Health Care Equipment & Supplies	1.1
Insurance	1.1
Communications Equipment	1.0
Internet Software & Services	0.9
Internet & Catalog Retail	0.9
Beverages	0.8
Industrial Conglomerates	0.8
Diversified Consumer Services	0.8
Paper & Forest Products	0.7
Personal Products	0.6
Containers & Packaging	0.6
Aerospace & Defense	0.6
Air Freight & Logistics	0.6
Construction Materials	0.6
Multiline Retail	0.6
Thrifts & Mortgage Finance	0.6
Consumer Finance	0.6
Diversified Financial Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Independent Power and Renewable Electricity Producers	0.5
Diversified Telecommunication Services	0.5
Marine	0.5
Leisure Products	0.4
Airlines	0.4
Distributors	0.3
Transportation Infrastructure	0.3
Multi-Utilities	0.3
Life Sciences Tools & Services	0.3
Wireless Telecommunication Services	0.2
Gas Utilities	0.2
Household Products	0.2
Health Care Technology	0.1
Electric Utilities	0.1
Water Utilities	0.0	**
Automobiles	0.0	**
Commercial & Professional Services	0.0	**
Short Term Investments	19.1
Other Assets & Liabilities	(18.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −2.66%, and the total return for the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (the “Index”) was −2.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Real estate securities had a strong year globally relative to the broader market, outperforming the MSCI World ex-U.S. Index in each fiscal quarter other than the third, when most markets were unsettled on renewed concerns that Greece would not reach an accord with its creditors. Overall for the Reporting Period, the Index beat the World ex-US Index by 7.70%. Low global bond yields produced lower costs of capital and real estate securities were a prime benefactor. Investors continued to be attracted to the sector’s yield potential and the opportunity it offered to participate in economic growth. Also, the low borrowing costs allowed for higher rents and increased development and office occupancy.

On an individual security level, the top positive contributors to the Fund’s performance were Land Securities Group PLC, British Land Co. PLC, and Westfield Corp. The top negative contributors to the Fund’s performance were Global Logistic Properties, Ltd., BR Malls Participacoes SA, and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−2.66%	−2.14%	−2.44%	−2.66%	−2.14%	−2.44%

THREE YEARS	14.76%	15.32%	15.70%	4.70%	4.87%	4.98%

FIVE YEARS	34.33%	34.29%	36.78%	6.08%	6.07%	6.47%

SINCE INCEPTION (1)	−1.18%	−0.87%	2.13%	−0.14%	−0.10%	0.24%

(1)	For the period December 15, 2006 to September 30, 2015.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	BROOKFIELD ASSET
	MANAGEMENT, INC.			LAND SECURITIES
DESCRIPTION	(CLASS A)	MITSUI FUDOSAN CO., LTD.	UNIBAIL-RODAMCO SE	GROUP PLC	SCENTRE GROUP

MARKET VALUE	$323,100,319	322,526,565	302,270,088	182,452,543	174,164,009

% OF NET ASSETS	6.8	6.8	6.4	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Management & Development	32.4%
Retail REITs	27.4
Diversified REITs	20.9
Office REITs	12.3
Industrial REITs	4.2
Diversified Capital Markets	1.2
Residential REITs	1.0
Specialized REITs	0.4
Short Term Investments	1.7
Other Assets & Liabilities	(1.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Infrastructure ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −8.77%, and the total return for the S&P Global Infrastructure Index (the “Index”) was −9.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, small security misweights, securities lending, compounding and dividend tax differences contributed to the difference between the Fund’s performance and that of the Index.

For the Reporting Period, the Index slightly lagged broader economic indices. An infrastructure index tends to track the broader environment; however, during this Reporting Period the underperformance of the energy sector hindered both Index and Fund performance. The fourth quarter of 2014 began as the third quarter ended, with stocks sliding and bond markets rallying. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. Equities rolled over in December as the weakness in oil prices continued to put global growth into question. The industrials and utilities sectors, both major components of the Index, did not experience as much of a drop as the energy sector, yet their performance was lackluster. Chinese demand is a major driver of global growth and the Asian country continued to see weakness in its economy despite yuan devaluations and liquidity injections. As a result, industrial companies realized lower profits and have had to reduce future investments, manage larger inventories and work towards reducing costs.

On an individual security level, the top positive contributors to the Fund’s performance were Atlantia SpA, Transurban Group Ltd., and Grupo Aeroportuario del Pacifico SAB de CV ADR. The top negative contributors to the Fund’s performance were TransCanada Corp., E.ON SE, and Kinder Morgan, Inc..

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL	NET ASSET	MARKET	S&P GLOBAL
	VALUE	VALUE	INFRASTRUCTURE INDEX	VALUE	VALUE	INFRASTRUCTURE INDEX

ONE YEAR	−8.77%	−8.79%	−9.09%	−8.77%	−8.79%	−9.09%

THREE YEARS (1)	18.46%	18.02%	17.68%	5.81%	5.68%	5.58%

FIVE YEARS (1)	26.86%	27.04%	31.85%	4.87%	4.90%	5.69%

SINCE INCEPTION (1)(2)	15.95%	15.60%	21.24%	1.72%	1.68%	2.24%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to September 30, 2015.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2015.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	TRANSURBAN GROUP	ATLANTIA SPA	KINDER MORGAN, INC.	NATIONAL GRID PLC	AENA SA

MARKET VALUE	$2,923,482	2,586,487	2,558,573	2,018,956	1,858,141

% OF NET ASSETS	5.2	4.6	4.5	3.6	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Transportation Infrastructure	40.1%
Electric Utilities	23.0
Oil, Gas & Consumable Fuels	18.2
Multi-Utilities	16.2
Independent Power and Renewable Electricity Producers	1.3
Water Utilities	0.5
Gas Utilities	0.2
Short Term Investments	10.0
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Global Natural Resources ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly traded companies in natural resources and/or commodities businesses. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −30.97%, and the total return for the S&P Global Natural Resources Index (the “Index”) was −30.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative security misweights and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

The Fund had negative returns for the Reporting Period, including negative returns for every quarter. A persistent theme in the negative performance this past year has been the Chinese economy and its effect on commodities and metals producers. China is the world’s largest metals consumer and its recent economic weakness has had the result of dragging down the industrial metals markets. The once-frenzied demand for metals from China has abated along with the weak pace of growth in other countries like the United States. Chinese economic weakness prevailed for the Reporting Period despite various attempts by the government to bolster the market via yuan devaluations and liquidity injections. In addition to China, many emerging market countries are also large consumers of natural resources and lower demand in those countries also contributed to the Fund’s negative performance. The result has been lower demand, fewer new orders and increasing inventories. Companies held by the Fund have tried to adjust to these conditions by closing mines, reducing output and restricting future investments. In addition to ongoing economic weakness throughout the globe, in the third calendar quarter of the year, the Fund was negatively impacted by accounting and balance sheet fears of one of the companies held by the Fund.

On an individual security level, the top positive contributors to the Fund’s performance were Mondi PLC, Sealed Air Corp., and K+S AG. The top negative contributors to the Fund’s performance were Freeport-McMoRan, Inc., BHP Billiton, Ltd., and Glencore PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

ONE YEAR	−30.97%	−31.01%	−30.76%	−30.97%	−31.01%	−30.76%

THREE YEARS	−30.80%	−30.70%	−29.69%	−11.55%	−11.51%	−11.09%

FIVE YEARS	−28.46%	−28.59%	−26.44%	−6.48%	−6.51%	−5.96%

SINCE INCEPTION (1)	−27.37%	−27.39%	−25.29%	−6.14%	−6.14%	−5.61%

(1)	For the period September 13, 2010 to September 30, 2015.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	SYNGENTA AG	TOTAL SA	BP PLC

MARKET VALUE	$31,824,105	28,248,183	25,473,314	20,496,702	17,690,007

% OF NET ASSETS	5.6	5.0	4.5	3.6	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	33.3%
Metals & Mining	31.5
Chemicals	16.5
Paper & Forest Products	6.4
Containers & Packaging	4.8
Food Products	4.1
Energy Equipment & Services	2.1
Real Estate Investment Trusts	0.7
Short Term Investments	9.4
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −11.58%, and the total return for the MSCI ACWI ex USA Index (the “Index”) was −11.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, lending, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index made it through the Reporting Period relatively flat until the fourth quarter of its fiscal year. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. Since 2000, emerging markets have provided the majority of global GDP growth, doubling their share of global output from about 20% to near 40% today. Already in 2015, however, the second and fourth largest emerging markets by GDP, Brazil and Russia, respectively, have succumbed to negative growth. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year. The period was also punctuated by a resumption of the selloff in commodity prices led by crude oil, taking the Bloomberg Commodity Index to a thirteen year low on August 24.

On an individual security level, the top positive contributors to the Fund’s performance were Novo Nordisk A/S (Class B), Infosys, Ltd. ADR, and Imperial Tobacco Group PLC. The top negative contributors to the Fund’s performance were HSBC Holdings PLC, Petroleo Brasileiro SA ADR Pfd., and Banco Santander SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

ONE YEAR	−11.58%	−11.21%	−11.78%	−11.58%	−11.21%	−11.78%

THREE YEARS	8.10%	8.97%	8.59%	2.63%	2.90%	2.79%

FIVE YEARS	9.90%	10.78%	11.90%	1.91%	2.07%	2.27%

SINCE INCEPTION (1)	6.53%	6.85%	9.09%	0.73%	0.76%	1.00%

(1)	For the period January 10, 2007 to September 30, 2015.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	TOYOTA MOTOR CORP.	HSBC HOLDINGS PLC

MARKET VALUE	$11,048,073	9,813,597	9,076,932	8,137,150	6,997,014

% OF NET ASSETS	1.5	1.4	1.3	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	14.8%
Pharmaceuticals	8.4
Oil, Gas & Consumable Fuels	6.2
Insurance	5.4
Automobiles	3.6
Chemicals	3.1
Diversified Telecommunication Services	3.0
Wireless Telecommunication Services	2.7
Beverages	2.6
Food Products	2.5
Media	2.2
Metals & Mining	2.0
Food & Staples Retailing	2.0
Capital Markets	1.7
Real Estate Management & Development	1.7
Textiles, Apparel & Luxury Goods	1.7
Semiconductors & Semiconductor Equipment	1.7
Road & Rail	1.6
Electric Utilities	1.6
Machinery	1.5
Personal Products	1.5
Technology Hardware, Storage & Peripherals	1.5
Tobacco	1.5
Real Estate Investment Trusts	1.4
Industrial Conglomerates	1.4
Electronic Equipment, Instruments & Components	1.3
Diversified Financial Services	1.3
Construction & Engineering	1.2
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.1
Multi-Utilities	1.0
Trading Companies & Distributors	1.0
IT Services	1.0
Auto Components	0.8
Software	0.8
Internet Software & Services	0.8
Aerospace & Defense	0.7
Health Care Equipment & Supplies	0.7
Transportation Infrastructure	0.7
Specialty Retail	0.7
Building Products	0.7
Household Products	0.7
Multiline Retail	0.6
Household Durables	0.6
Gas Utilities	0.6
Construction Materials	0.5
Commercial Services & Supplies	0.4
Communications Equipment	0.4
Professional Services	0.4
Health Care Providers & Services	0.3
Independent Power and Renewable Electricity Producers	0.3
Marine	0.3
Water Utilities	0.3
Biotechnology	0.3
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Leisure Products	0.1
Consumer Finance	0.1
Energy Equipment & Services	0.1
Airlines	0.0	**
Internet & Catalog Retail	0.0	**
Diversified Consumer Services	0.0	**
Distributors	0.0	**
Short Term Investments	5.5
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −5.61%, and the total return for the MSCI ACWI IMI Index (the “Index”) was −6.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

Despite mixed but modestly positive performance in the beginning of the year, sharply negative drop in returns in the third quarter erased any previous gains for the 12 months reported period. Energy, materials and financial sectors were the main detractors from the Fund’s performance. US, Canada and Australia were the main detractors from the Fund’s performance on a country level. Small cap stocks underperformed large cap ones for the Reporting Period.

After a shaky beginning of the year, global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. Since 2000, emerging markets have provided the majority of global GDP growth, doubling their share of global output from about 20% to near 40% today. Already in 2015, however, the second and fourth largest emerging markets by GDP, Brazil and Russia, respectively, have succumbed to negative growth. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year. The period was also punctuated by a resumption of the selloff in commodity prices led by crude oil, taking the Bloomberg Commodity Index to a thirteen year low on August 24.

On an individual security level, the top positive contributors to the Fund’s performance were Amazon.com, Inc., O’Reilly Automotive, Inc., and Apple, Inc. The top negative contributors to the Fund’s performance were International Business Machines Corp., Chevron Corp., and Royal Dutch Shell PLC (Class B).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.25%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ACWI	NET ASSET	MARKET	MSCI ACWI
	VALUE	VALUE	IMI INDEX	VALUE	VALUE	IMI INDEX

ONE YEAR	−5.61%	−3.25%	−6.21%	−5.61%	−3.25%	−6.21%

SINCE INCEPTION (1)	27.31%	30.32%	25.27%	6.95%	7.65%	6.48%

(1)	For the period February 27, 2012 to September 30, 2015.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	WELLS FARGO & CO.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.

MARKET VALUE	$477,599	300,570	253,515	245,727	233,588

% OF NET ASSETS	1.4	0.9	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.3%
Pharmaceuticals	5.8
Oil, Gas & Consumable Fuels	5.7
Insurance	4.7
Media	3.3
Real Estate Investment Trusts	2.9
Software	2.8
Technology Hardware, Storage & Peripherals	2.7
Food Products	2.5
Chemicals	2.5
Aerospace & Defense	2.4
Diversified Telecommunication Services	2.3
Specialty Retail	2.3
Biotechnology	2.3
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.2
Capital Markets	2.2
Industrial Conglomerates	2.1
IT Services	2.0
Hotels, Restaurants & Leisure	1.9
Internet Software & Services	1.8
Machinery	1.8
Electric Utilities	1.7
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.7
Automobiles	1.6
Metals & Mining	1.5
Beverages	1.4
Household Products	1.3
Electronic Equipment, Instruments & Components	1.3
Road & Rail	1.3
Wireless Telecommunication Services	1.2
Tobacco	1.2
Real Estate Management & Development	1.2
Multiline Retail	1.2
Textiles, Apparel & Luxury Goods	1.1
Communications Equipment	1.0
Energy Equipment & Services	1.0
Diversified Financial Services	0.9
Electrical Equipment	0.8
Internet & Catalog Retail	0.7
Commercial Services & Supplies	0.7
Construction & Engineering	0.7
Air Freight & Logistics	0.7
Consumer Finance	0.6
Life Sciences Tools & Services	0.6
Trading Companies & Distributors	0.5
Auto Components	0.5
Multi-Utilities	0.5
Professional Services	0.5
Personal Products	0.5
Building Products	0.4
Leisure Products	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.3
Water Utilities	0.3
Construction Materials	0.2
Transportation Infrastructure	0.2
Household Durables	0.2
Independent Power and Renewable Electricity Producers	0.1
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Short Term Investments	19.5
Other Assets & Liabilities	(18.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI Low Carbon Target ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets, while seeking to minimize carbon exposure. In seeking this objective, the Fund uses a sampling strategy.

For the period ended from inception (11/25/14) to September 30, 2015 (the “Reporting Period”), the total return for the Fund was −8.25%, and the total return for the MSCI ACWI Low Carbon Target Index (the “Index”) was −8.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and an aggregation of miniscule security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund saw mixed performance in the first quarter of 2015 on account of an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). By the end of January, Denmark, Singapore, India and Turkey also eased policy by cutting interest rates, while Brazil hiked rates. Volatility subsided through February as oil prices stabilized and the aggressive pace of global central bank actions moderated. US equity markets traded down slightly on the jobs report as expectations increased that the US economy is gaining strength and that the Federal Reserve may raise rates in the not too distant future. Markets in June were again unsettled by a steady stream of worrying headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse. The third quarter of 2015 was again a difficult one for the stocks in the Fund as a cascade of worrying headlines surrounding the Greek exit from the Eurozone and a sudden free fall in China’s stock market dragged the returns of the global markets.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Amazon.com, Inc., and Home Depot, Inc. The top negative contributors to the Fund’s performance were HSBC Holdings PLC, Banco Santander SA, and Schlumberger, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI Low Carbon Target ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.20%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ACWI LOW	NET ASSET	MARKET	MSCI ACWI LOW
	VALUE	VALUE	CARBON TARGET INDEX	VALUE	VALUE	CARBON TARGET INDEX

SINCE INCEPTION (1)	−8.25%	−7.87%	−8.46%	N/A	N/A	N/A

(1) For the period November 25, 2014 to September 30, 2015.

SPDR MSCI ACWI Low Carbon Target ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI Low Carbon Target ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	GENERAL ELECTRIC CO.	WELLS FARGO & CO.

MARKET VALUE	$1,546,847	839,302	663,438	662,202	643,980

% OF NET ASSETS	1.9	1.0	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	10.5%
Pharmaceuticals	6.7
Insurance	5.0
Oil, Gas & Consumable Fuels	3.9
Technology Hardware, Storage & Peripherals	3.1
Media	3.0
Diversified Telecommunication Services	2.8
Beverages	2.6
IT Services	2.5
Software	2.5
Capital Markets	2.3
Aerospace & Defense	2.3
Chemicals	2.2
Automobiles	2.2
Internet Software & Services	2.2
Food & Staples Retailing	2.1
Real Estate Investment Trusts	2.1
Industrial Conglomerates	2.1
Semiconductors & Semiconductor Equipment	2.1
Biotechnology	2.0
Food Products	1.9
Machinery	1.8
Health Care Providers & Services	1.8
Tobacco	1.8
Specialty Retail	1.7
Health Care Equipment & Supplies	1.5
Wireless Telecommunication Services	1.4
Energy Equipment & Services	1.4
Metals & Mining	1.3
Hotels, Restaurants & Leisure	1.3
Diversified Financial Services	1.3
Household Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Road & Rail	1.1
Real Estate Management & Development	1.1
Internet & Catalog Retail	1.1
Communications Equipment	1.0
Electrical Equipment	1.0
Trading Companies & Distributors	0.9
Electric Utilities	0.9
Personal Products	0.8
Gas Utilities	0.7
Electronic Equipment, Instruments & Components	0.6
Water Utilities	0.6
Transportation Infrastructure	0.6
Household Durables	0.6
Consumer Finance	0.5
Professional Services	0.5
Construction & Engineering	0.5
Multiline Retail	0.4
Multi-Utilities	0.4
Auto Components	0.4
Air Freight & Logistics	0.4
Life Sciences Tools & Services	0.3
Commercial Services & Supplies	0.2
Independent Power and Renewable Electricity Producers	0.2
Building Products	0.2
Containers & Packaging	0.2
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Leisure Products	0.1
Marine	0.1
Distributors	0.0 **
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EM 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −18.67%, and the total return for the MSCI EM 50 Index (the “Index”) was −18.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, a significantly heightened, diverse and global level of geopolitical tensions had an appreciable impact on this Fund. One of the more impactful geopolitical events was the ongoing Western sanctions on Russia associated with events in the Ukraine. Along with humanitarian concerns, this led to significant negative impacts to the Russian economy and continuing worries regarding broader regional destabilization. Another geopolitical hotspot was the Middle East where the focus continued to revolve around ISIS, which has been brutally seizing territory as it strives to establish a caliphate. A third area of increased geopolitical tensions can be found in the Pacific where land disputes and saber rattling between China and its neighbors have remained a concern. For non-geopolitical issues, slowing growth continued to impact many markets, especially in China where concerns escalated regarding their ability to navigate a slowing economy without experiencing a hard landing. This led to increasing worries regarding potential currency wars. A strengthening US dollar and weakening local currencies have impacted most of the emerging market countries due to their propensity to have borrowed in US dollars. This has led to heightened concerns regarding the impact of a Federal Reserve interest rate increase especially in regards to the likely impact on both debt servicing and capital outflows out of the emerging markets. Finally, many of the emerging market countries have been negatively impacted by declining commodity prices.

On an individual security level, the top positive contributors to the Fund’s performance were Naspers, Ltd. (Class N), Tencent Holdings, Ltd., and China Life Insurance Co., Ltd. (Class H). The top negative contributors to the Fund’s performance were Banco Bradesco SA Pfd., Itau Unibanco Holding SA Pfd., and Petroleo Brasileiro SA Pfd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EM	NET ASSET	MARKET	MSCI EM
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−18.67%	−18.80%	−18.41%	−18.67%	−18.80%	−18.41%

THREE YEARS	−13.37%	−13.17%	−12.02%	−4.67%	−4.60%	−4.18%

SINCE INCEPTION (1)	−17.16%	−16.96%	−15.18%	−5.11%	−5.04%	−4.48%

(1)	For the period February 27, 2012 to September 30, 2015.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING	TENCENT HOLDINGS,		CHINA CONSTRUCTION
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	LTD.	CHINA MOBILE, LTD.	BANK CORP. (CLASS H)

MARKET VALUE	$336,893	316,666	276,667	235,184	180,185

% OF NET ASSETS	8.8	8.3	7.3	6.2	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	23.2%
Semiconductors & Semiconductor Equipment	10.7
Wireless Telecommunication Services	10.2
Oil, Gas & Consumable Fuels	9.5
Technology Hardware, Storage & Peripherals	8.8
Internet Software & Services	8.3
Insurance	5.3
Media	5.3
Automobiles	3.4
Electronic Equipment, Instruments & Components	3.1
Beverages	2.0
Household Durables	1.2
Auto Components	1.1
Food & Staples Retailing	1.1
Diversified Financial Services	1.0
Food Products	1.0
Diversified Telecommunication Services	1.0
Real Estate Management & Development	0.9
Metals & Mining	0.8
Construction Materials	0.8
Chemicals	0.7
Short Term Investments	11.4
Other Assets & Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EM Beyond BRIC ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EM Beyond BRIC ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded companies in emerging markets, excluding securities in Brazil, Russia, India and China. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −21.86%, and the total return for the MSCI EM Beyond BRIC Index (the “Index”) was −21.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference between the Fund’s performance and that of the Index can be attributed to Fund expenses, a slight cash drag, security misweights and compounding.

During the Reporting Period, a significantly heightened, diverse and global level of geopolitical tensions had an appreciable impact on this Fund. One of the more impactful geopolitical events was the ongoing Western sanctions on Russia associated with events in Ukraine. Along with humanitarian concerns, this led to significant negative impacts to the Russian economy and continuing worries regarding broader regional destabilization. Another geopolitical hotspot was the Middle East, where the focus continued to revolve around ISIS which has been brutally seizing territory as it strives to establish a Caliphate. A third area of increased geopolitical tensions can be found in the Pacific where land disputes and saber rattling between China and its neighbors have remained a concern. For non-geopolitical issues, slowing growth continued to impact many markets. This led to increasing worries regarding potential currency wars. A strengthening US dollar and weakening local currencies have impacted most of the emerging market countries due to their propensity to have borrowed in US dollars. This has led to heightened concerns regarding the impact of a Federal Reserve interest rate increase, especially with regard to the likely impact on both debt servicing and capital outflows out of the emerging markets. Finally, many of the emerging market countries have been negatively impacted by declining commodity prices. The Index underperformed the MSCI Emerging Markets Index (which includes BRIC countries) over the last year. From a country perspective, having no exposure to China and India was the main driver of this under-performance, while at the same time, having no exposure to Brazil, as well as over-weights to South Africa and Taiwan, all led to positive contribution.

On an individual security level, the top positive contributors to the Fund’s performance were Naspers, Ltd., Steinhoff International Holdings, Ltd., Taiwan Semiconductor Manufacturing Co., Ltd., AmorePacific Corp. and LG Household & Health Care, Ltd. The top negative contributors to the Fund’s performance were America Movil SAB de CV, Sasol, Ltd., MTN Group, Ltd., Cemex SAB de CV and Samsung Electronics Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/4/13, 12/5/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM Beyond BRIC ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EM BEYOND	NET ASSET	MARKET	MSCI EM BEYOND
	VALUE	VALUE	BRIC INDEX	VALUE	VALUE	BRIC INDEX

ONE YEAR	−21.86%	−22.73%	−21.55%	−21.86%	−22.73%	−21.55%

SINCE INCEPTION (1)	−18.44%	−19.39%	−17.39%	−10.57%	−11.14%	−9.96%

(1)	For the period December 4, 2013 to September 30, 2015.

SPDR MSCI EM Beyond BRIC ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM Beyond BRIC ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TAIWAN
	SEMICONDUCTOR
	MANUFACTURING CO.,	SAMSUNG ELECTRONICS	NASPERS, LTD.	AMERICA MOVIL SAB	HON HAI PRECISION
DESCRIPTION	LTD. ADR	CO., LTD. GDR	(CLASS N)	DE CV (SERIES L)	INDUSTRY CO., LTD. GDR

MARKET VALUE	$86,424	80,325	63,459	49,424	32,403

% OF NET ASSETS	3.6	3.4	2.7	2.1	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	19.7%
Wireless Telecommunication Services	6.8
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	5.3
Industrial Conglomerates	4.3
Media	4.0
Oil, Gas & Consumable Fuels	3.9
Diversified Financial Services	3.1
Food & Staples Retailing	3.0
Metals & Mining	2.9
Electronic Equipment, Instruments & Components	2.8
Food Products	2.7
Chemicals	2.7
Real Estate Management & Development	2.5
Insurance	2.3
Electric Utilities	2.2
Construction Materials	2.2
Automobiles	2.0
Beverages	1.9
Diversified Telecommunication Services	1.7
Transportation Infrastructure	1.5
Hotels, Restaurants & Leisure	1.3
Pharmaceuticals	1.2
Household Durables	1.1
Construction & Engineering	1.1
Multiline Retail	1.1
Household Products	0.9
Health Care Providers & Services	0.9
Real Estate Investment Trusts	0.9
Specialty Retail	0.8
Independent Power and Renewable Electricity Producers	0.8
Auto Components	0.7
Textiles, Apparel & Luxury Goods	0.7
Personal Products	0.6
Tobacco	0.6
Internet Software & Services	0.5
Gas Utilities	0.5
Machinery	0.4
Multi-Utilities	0.4
Capital Markets	0.4
Airlines	0.3
Energy Equipment & Services	0.2
IT Services	0.2
Distributors	0.2
Paper & Forest Products	0.1
Commercial Services & Supplies	0.1
Consumer Finance	0.1
Air Freight & Logistics	0.1
Aerospace & Defense	0.1
Software	0.0 **
Short Term Investments	4.2
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI EAFE Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −5.34%, and the total return for the MSCI EAFE (Europe, Australasia, Far East) Quality Mix Index (the “Index”) was −5.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses of the Fund, the effects of cash holdings and the cumulative effect of security misweights between the securities in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.

The Fund had a negative return for the Reporting Period. A persistent theme in the performance of the Fund, especially in the first and fourth quarters of the Reporting Period, was falling oil prices. The Fund’s performance was negatively impacted by depressed oil prices and their resulting effect on companies in the Fund. In particular, oil producers in the Fund saw lower earnings and profits due to the drop in crude prices that could not be offset by inventory reductions or reduced capital investments. The Fund had positive performance in the second and third quarters of the Reporting Period as national central banks maintained accommodative monetary policies and companies posted positive earnings reports in spite of continued strength in the US dollar. The Fund was also helped by its emphasis on higher quality, greater value-weighted and lower volatility companies.

On an individual security level, the top positive contributors to the Fund’s performance were Eisai Co., Ltd., Imperial Tobacco Group PLC, and West Japan Railway Co. The top negative contributors to the Fund’s performance were BP PLC, Total SA, and Royal Dutch Shell PLC (Class B).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EAFE Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EAFE Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI EAFE QUALITY	NET ASSET	MARKET	MSCI EAFE QUALITY
	VALUE	VALUE	MIX INDEX	VALUE	VALUE	MIX INDEX

ONE YEAR	−5.34%	−4.85%	−5.03%	−5.34%	−4.85%	−5.03%

SINCE INCEPTION (1)	−9.58%	−9.21%	−9.17%	−7.31%	−7.03%	−7.01%

(1)	For the period June 4, 2014 to September 30, 2015.

SPDR MSCI EAFE Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EAFE Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				NOVO NORDISK A/S	BRITISH AMERICAN
DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	(CLASS B)	TOBACCO PLC

MARKET VALUE	$143,861	129,923	120,465	84,147	77,366

% OF NET ASSETS	2.7	2.5	2.3	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	11.7%
Banks	9.1
Insurance	4.9
Food Products	4.3
Diversified Telecommunication Services	4.2
Oil, Gas & Consumable Fuels	3.9
Chemicals	3.4
Personal Products	3.3
Media	3.0
Electric Utilities	2.8
Beverages	2.7
Tobacco	2.6
Real Estate Investment Trusts	2.4
Food & Staples Retailing	2.3
Metals & Mining	1.9
Textiles, Apparel & Luxury Goods	1.9
Specialty Retail	1.8
Household Products	1.8
Hotels, Restaurants & Leisure	1.7
Multi-Utilities	1.7
Automobiles	1.6
Wireless Telecommunication Services	1.6
Machinery	1.5
Road & Rail	1.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.3
Aerospace & Defense	1.2
Capital Markets	1.2
Auto Components	1.1
Trading Companies & Distributors	1.1
Software	1.1
Real Estate Management & Development	1.1
Airlines	1.0
Diversified Financial Services	0.9
Professional Services	0.9
Commercial Services & Supplies	0.9
Technology Hardware, Storage & Peripherals	0.7
Biotechnology	0.6
Multiline Retail	0.6
Gas Utilities	0.6
Industrial Conglomerates	0.6
Electrical Equipment	0.6
Transportation Infrastructure	0.6
Air Freight & Logistics	0.5
Semiconductors & Semiconductor Equipment	0.5
Marine	0.5
Household Durables	0.4
Building Products	0.4
IT Services	0.3
Construction & Engineering	0.3
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Electronic Equipment, Instruments & Components	0.2
Internet Software & Services	0.2
Leisure Products	0.2
Construction Materials	0.1
Paper & Forest Products	0.1
Communications Equipment	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power and Renewable Electricity Producers	0.1
Water Utilities	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Emerging Markets Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −18.29%, and the total return for the MSCI Emerging Markets (EM) Quality Mix Index (the “Index”) was −17.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and an aggregation of miniscule security misweights contributed to the difference between the Fund’s performance and that of the Index.

Emerging market equities rolled into the fourth quarter of 2014 in a downward spiral as the IMF cut its global growth forecasts, oil traded to new lows, ISIS advanced in Syria and Iraq and fighting continued in eastern Ukraine and Russia. The beginning of 2015 also had a turbulent start for stocks in the Fund as the European Central Bank announced a larger than expected quantitative easing, drama with Greek debt and required austerity measures renewed afresh, and Brazil and India witnessed slow economic growth. The slowdown in emerging market equities continued through the third quarter of 2015 as a cascade of worrying headlines emanated from Chinese surprise currency devaluation, its plummeting stock markets that dramatically rattled other global financial markets, and plunging commodities that proved particularly toxic for emerging market currencies.

On an individual security level, the top positive contributors to the Fund’s performance were Infosys, Ltd., Hanergy Thin Film Power Group, Ltd., and Tencent Holdings, Ltd. The top negative contributors to the Fund’s performance were Petroleo Brasileiro SA Pfd., Sasol, Ltd., and Public Joint-Stock Company Gazprom PAO ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Emerging Markets Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Emerging Markets Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI EM			MSCI EM
	NET ASSET	MARKET	QUALITY	NET ASSET	MARKET	QUALITY
	VALUE	VALUE	MIX INDEX	VALUE	VALUE	MIX INDEX

ONE YEAR	−18.29%	−17.61%	−17.47%	−18.29%	−17.61%	−17.47%

SINCE INCEPTION (1)	−18.81%	−18.17%	−17.38%	−14.55%	−14.03%	−13.45%

(1)	For the period June 4, 2014 to September 30, 2015.

SPDR MSCI Emerging Markets Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Emerging Markets Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	SAMSUNG ELECTRONICS	CHINA MOBILE,	TAIWAN SEMICONDUCTOR	TENCENT HOLDINGS,
DESCRIPTION	CO., LTD. GDR	LTD.	MANUFACTURING CO., LTD.	LTD.	INFOSYS, LTD. ADR

MARKET VALUE	$2,345,018	2,049,164	1,991,780	1,493,514	1,125,375

% OF NET ASSETS	3.3	2.9	2.8	2.1	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	17.2%
Wireless Telecommunication Services	8.2
Oil, Gas & Consumable Fuels	7.0
Technology Hardware, Storage & Peripherals	6.3
Semiconductors & Semiconductor Equipment	4.2
IT Services	4.0
Insurance	3.5
Food & Staples Retailing	3.2
Pharmaceuticals	3.2
Internet Software & Services	2.6
Electronic Equipment, Instruments & Components	2.3
Automobiles	2.3
Food Products	2.3
Diversified Telecommunication Services	2.1
Industrial Conglomerates	1.9
Beverages	1.9
Tobacco	1.7
Personal Products	1.7
Metals & Mining	1.6
Transportation Infrastructure	1.5
Real Estate Management & Development	1.3
Household Products	1.3
Electric Utilities	1.3
Diversified Financial Services	1.2
Independent Power and Renewable Electricity Producers	1.2
Textiles, Apparel & Luxury Goods	1.2
Health Care Providers & Services	1.2
Chemicals	1.1
Auto Components	0.9
Water Utilities	0.9
Construction Materials	0.8
Hotels, Restaurants & Leisure	0.8
Multiline Retail	0.8
Gas Utilities	0.7
Household Durables	0.6
Specialty Retail	0.5
Commercial Services & Supplies	0.5
Media	0.4
Machinery	0.4
Multi-Utilities	0.4
Construction & Engineering	0.4
Road & Rail	0.3
Real Estate Investment Trusts	0.3
Capital Markets	0.3
Airlines	0.3
Software	0.3
Electrical Equipment	0.2
Life Sciences Tools & Services	0.2
Thrifts & Mortgage Finance	0.2
Air Freight & Logistics	0.2
Leisure Products	0.1
Marine	0.1
Consumer Finance	0.1
Paper & Forest Products	0.1
Communications Equipment	0.1
Energy Equipment & Services	0.1
Trading Companies & Distributors	0.1
Diversified Consumer Services	0.0
Distributors	0.0
Aerospace & Defense	0.0
Containers & Packaging	0.0
Building Products	0.0
Health Care Equipment & Supplies	0.0
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI World Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI World Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −1.25%, and the total return for the MSCI World Quality Mix Index (the “Index”) was −1.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and an aggregation of miniscule security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund had a mixed performance in the fourth quarter of 2014 as global stocks rallied up and down on account of the IMF cutting its global growth forecasts, interest rates moving lower and Europe and Japan confronting continued weakness. Equities rolled over in December 2014 as the weakness in oil prices continued to put global growth into question. 2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). By the end of January 2015, Denmark, Singapore, India and Turkey also eased policy by cutting interest rates while Brazil hiked rates. The Fund again witnessed negative returns in the third quarter of 2015 as global markets plummeted on the uncertainty of a Greek exit from the Eurozone and a sudden free fall in China’s stock market.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Starbucks Corp., and Visa, Inc. (Class A). The top negative contributors to the Fund’s performance were Johnson & Johnson, Chevron Corp., and Exxon Mobil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI World Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI World Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI WORLD	NET ASSET	MARKET	MSCI WORLD
	VALUE	VALUE	QUALITY MIX INDEX	VALUE	VALUE	QUALITY MIX INDEX

ONE YEAR	−1.25%	−1.36%	−1.71%	−1.25%	−1.36%	−1.71%

SINCE INCEPTION (1)	−1.27%	−1.44%	−1.63%	−0.96%	−1.09%	−1.23%

(1)	For the period June 4, 2014 to September 30, 2015.

SPDR MSCI World Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI World Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	PROCTER & GAMBLE CO.

MARKET VALUE	$118,737	110,410	99,231	97,644	72,659

% OF NET ASSETS	2.1	1.9	1.7	1.7	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	8.1%
Banks	6.1
Oil, Gas & Consumable Fuels	4.9
Insurance	4.2
IT Services	3.9
Specialty Retail	3.5
Software	3.5
Diversified Telecommunication Services	3.2
Food Products	3.0
Household Products	3.0
Hotels, Restaurants & Leisure	3.0
Technology Hardware, Storage & Peripherals	2.7
Electric Utilities	2.5
Media	2.5
Chemicals	2.4
Health Care Providers & Services	2.4
Real Estate Investment Trusts	2.4
Food & Staples Retailing	2.3
Beverages	2.2
Aerospace & Defense	2.2
Biotechnology	2.0
Internet Software & Services	2.0
Health Care Equipment & Supplies	1.8
Multi-Utilities	1.8
Metals & Mining	1.6
Tobacco	1.4
Multiline Retail	1.4
Textiles, Apparel & Luxury Goods	1.4
Semiconductors & Semiconductor Equipment	1.3
Road & Rail	1.2
Wireless Telecommunication Services	1.2
Capital Markets	1.1
Commercial Services & Supplies	1.1
Automobiles	1.0
Industrial Conglomerates	1.0
Machinery	0.9
Communications Equipment	0.9
Diversified Financial Services	0.8
Personal Products	0.7
Air Freight & Logistics	0.7
Trading Companies & Distributors	0.6
Airlines	0.5
Auto Components	0.5
Professional Services	0.4
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	0.4
Internet & Catalog Retail	0.4
Household Durables	0.3
Electrical Equipment	0.3
Marine	0.2
Transportation Infrastructure	0.2
Health Care Technology	0.2
Consumer Finance	0.2
Gas Utilities	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.2
Building Products	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Construction Materials	0.1
Leisure Products	0.1
Paper & Forest Products	0.1
Water Utilities	0.0	**
Thrifts & Mortgage Finance	0.0	**
Independent Power and Renewable Electricity Producers	0.0	**
Short Term Investments	0.3
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Australia Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Australia. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −19.87%, and the total return for the MSCI Australia Quality Mix A-Series Index (the “Index”) was −19.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, tax withholdings and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

The MSCI Australia Quality Mix Index had a difficult second half of the fiscal year, under-performing the broader MSCI EAFE Index in each of the last two quarters. Over the year the Australian dollar fell nearly 20% relative to the US dollar, accounting for nearly all of the Index’s performance. In comparison, the MSCI Australian Quality Mix return calculated in Australian dollars was 0.03%. The potential of a US rate increase, continued volatility in China’s equity markets, and a second rate cut by Canada all helped to drive the Australian currency lower. However, this fiscal year the MSCI Australia Quality Mix Index was still able to post outperformance of 1.31% versus the MSCI Australia Index as a whole.

On an individual security level, the top positive contributors to the Fund’s performance were Toll Holdings, Ltd., Westfield Corp., and Incitec Pivot, Ltd. The top negative contributors to the Fund’s performance were Woodside Petroleum, Ltd., Woolworths, Ltd., and BHP Billiton, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Australia Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Australia Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI AUSTRALIA			MSCI AUSTRALIA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−19.87%	−19.21%	−19.77%	−19.87%	−19.21%	−19.77%

SINCE INCEPTION (1)	−25.34%	−24.99%	−25.27%	−20.04%	−19.75%	−20.03%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI Australia Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Australia Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

					COMMONWEALTH
DESCRIPTION	BHP BILLITON, LTD.	WESFARMERS, LTD.	CSL, LTD.	WOOLWORTHS, LTD.	BANK OF AUSTRALIA

MARKET VALUE	$413,085	401,428	377,410	358,263	329,131

% OF NET ASSETS	6.5	6.3	5.9	5.6	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	19.2%
Food & Staples Retailing	11.9
Metals & Mining	11.8
Real Estate Investment Trusts	8.2
Biotechnology	5.9
Diversified Telecommunication Services	5.2
Insurance	5.1
Oil, Gas & Consumable Fuels	3.9
Containers & Packaging	3.8
Health Care Providers & Services	3.7
Transportation Infrastructure	3.0
Commercial Services & Supplies	2.9
Multi-Utilities	1.7
Chemicals	1.7
Diversified Financial Services	1.6
Hotels, Restaurants & Leisure	1.6
Gas Utilities	1.0
Capital Markets	0.9
Real Estate Management & Development	0.9
Road & Rail	0.8
Construction Materials	0.7
Health Care Equipment & Supplies	0.7
Beverages	0.6
Professional Services	0.4
Airlines	0.4
Construction & Engineering	0.3
Electric Utilities	0.3
Multiline Retail	0.3
Media	0.2
Energy Equipment & Services	0.2
IT Services	0.1
Short Term Investments	0.0 **
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Canada Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Canada Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Canada. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −19.84%, and the total return for the MSCI Canada Quality Mix A-Series Index (the “Index”) was −19.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, tax withholdings and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

The first half of the fiscal year the Bank of Canada provided shock therapy to the market by unexpectedly cutting overnight rates by 0.25% to 0.75%. Canadian stocks and bonds rallied, but the Canadian dollar traded down 2.5% on the news. The Bank of Canada’s cut was widely viewed as insurance against economic risk, which includes inflation, growth and financial stability. Weak oil prices also played a significant role in the Bank of Canada’s decision to cut rates. The themes for the second half of the fiscal year were similar to the themes that dominated the first half of the fiscal year. Commodities resumed their descent primarily led by crude oil. Total production remained at record high levels and new supply was expected to hit the market with the removal of sanctions on Iran. A surprise currency devaluation in China and plummeting stock markets rattled the global financial markets. This accelerated a selloff in oil and commodities sending the price of crude oil below $40 – the lowest level since 2009.

On an individual security level, the top positive contributors to the Fund’s performance were Dollarama, Inc., Alimentation Couche-Tard, Inc. (Class B), and Metro, Inc. (Class A). The top negative contributors to the Fund’s performance were Imperial Oil, Ltd., Potash Corp. of Saskatchewan, Inc., and Canadian Natural Resources, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Canada Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Canada Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI CANADA			MSCI CANADA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−19.84%	−18.83%	−19.79%	−19.84%	−18.83%	−19.79%

SINCE INCEPTION (1)	−20.05%	−19.41%	−20.02%	−15.74%	−15.22%	−15.75%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI Canada Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Canada Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	CANADIAN IMPERIAL	ROYAL BANK	TORONTO-DOMINION	CANADIAN NATIONAL
DESCRIPTION	BANK OF COMMERCE	OF CANADA	BANK	RAILWAY CO.	DOLLARAMA, INC.

MARKET VALUE	$378,671	356,044	355,571	324,667	321,811

% OF NET ASSETS	4.1	3.8	3.8	3.5	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	18.6%
Oil, Gas & Consumable Fuels	17.6
Insurance	10.8
Food & Staples Retailing	8.5
Road & Rail	5.5
Multiline Retail	4.0
Diversified Telecommunication Services	3.5
Chemicals	3.4
Media	2.6
Metals & Mining	2.6
Auto Components	2.6
Real Estate Management & Development	2.3
Capital Markets	2.2
Textiles, Apparel & Luxury Goods	2.1
Food Products	1.9
IT Services	1.9
Software	1.5
Real Estate Investment Trusts	1.4
Multi-Utilities	1.3
Electric Utilities	1.3
Wireless Telecommunication Services	1.2
Diversified Financial Services	0.7
Pharmaceuticals	0.7
Trading Companies & Distributors	0.6
Aerospace & Defense	0.2
Construction & Engineering	0.1
Hotels, Restaurants & Leisure	0.1
Independent Power and Renewable Electricity Producers	0.1
Technology Hardware, Storage & Peripherals	0.1
Paper & Forest Products	0.1
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI Germany Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Germany Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Germany. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −7.64%, and the total return for the MSCI Germany Quality Mix A-Series Index (the “Index”) was −7.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, tax withholdings and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

Germany had a solid first half of the fiscal year, significantly outpacing the broader MSCI EAFE in each of the first two quarters. The market was one of the only outliers in a struggling Eurozone during this period. Germany is the largest exporter in Europe thanks mostly to their position within the automobile industry. The decline of the euro ironically made exports look more attractive in other regions, boosting the country’s relative performance. The second half of the fiscal year wasn’t as kind to Germany, as the market gave back all of its first half gains and more. This slump was driven by the rebound of the euro, as well as the ongoing unrest in Greece since Germany is one of their primary lenders. Though down for the fiscal year, the Index was still able to post an outperformance of 2.52% versus the MSCI EAFE as a whole.

On an individual security level, the top positive contributors to the Fund’s performance were Fresenius SE & Co. KGaA, Deutsche Telekom AG, and Hannover Rueck SE. The top negative contributors to the Fund’s performance were RWE AG, Siemens AG, and E.ON SE.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Germany Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Germany Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI GERMANY			MSCI GERMANY
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−7.64%	−6.77%	−7.71%	−7.64%	−6.77%	−7.71%

SINCE INCEPTION (1)	−17.52%	−17.35%	−17.51%	−13.70%	−13.56%	−13.73%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI Germany Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Germany Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	SIEMENS AG	BASF SE	SAP SE	BAYER AG	ALLIANZ SE

MARKET VALUE	$624,006	578,982	562,127	541,041	477,333

% OF NET ASSETS	6.4	6.0	5.8	5.6	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	11.2%
Insurance	10.7
Pharmaceuticals	7.9
Automobiles	7.6
Industrial Conglomerates	6.4
Health Care Providers & Services	5.8
Software	5.8
Household Products	4.9
Air Freight & Logistics	4.5
Textiles, Apparel & Luxury Goods	4.1
Diversified Telecommunication Services	3.6
Media	3.3
Diversified Financial Services	3.0
Auto Components	2.9
Multi-Utilities	2.8
Machinery	2.7
Personal Products	2.5
Capital Markets	2.5
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	1.2
Biotechnology	1.0
Internet Software & Services	0.9
Banks	0.7
Airlines	0.5
Food & Staples Retailing	0.4
Construction Materials	0.3
Transportation Infrastructure	0.3
Metals & Mining	0.2
Trading Companies & Distributors	0.2
Electrical Equipment	0.1
Short Term Investments	0.0 **
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Japan Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Japan Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Japan. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.21%, and the total return for the MSCI Japan Quality Mix A-Series Index (the “Index”) was 0.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, tax withholdings and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Fund out-performed the broader MSCI EAFE in three of the four fiscal year quarters. This led to strong relative fiscal year-end outperformance of 11.61% versus the MSCI EAFE. Over the fiscal year, the Japanese Yen fell approximately 9.3% relative to the US dollar, offsetting nearly all of the Index’s performance. In comparison, the Japan Quality Mix return calculated in Japanese Yen was 9.98%. The potential of a US rate increase and continued volatility in the China’s equity markets helped to drive the Japanese currency lower. This fiscal year the MSCI Japan Quality Mix Index posted underperformance of 5.64% versus the MSCI Japan Index as a whole.

On an individual security level, the top positive contributors to the Fund’s performance were Oriental Land Co., Ltd., Kao Corp., and Fast Retailing Co., Ltd. The top negative contributors to the Fund’s performance were Mitsui & Co., Ltd, JGC Corp., and FANUC Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Japan Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Japan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI JAPAN			MSCI JAPAN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	0.21%	0.93%	0.45%	0.21%	0.93%	0.45%

SINCE INCEPTION (1)	0.97%	1.50%	1.28%	0.74%	1.15%	0.98%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI Japan Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Japan Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	KDDI CORP.	BRIDGESTONE CORP.	KAO CORP.	JAPAN TOBACCO, INC.	TOYOTA MOTOR CORP.

MARKET VALUE	$307,307	292,832	288,725	259,158	256,105

% OF NET ASSETS	2.6	2.5	2.4	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	7.6%
Banks	7.4
Pharmaceuticals	5.6
Machinery	5.2
Electronic Equipment, Instruments & Components	5.0
Auto Components	5.0
Specialty Retail	4.5
Road & Rail	4.0
Wireless Telecommunication Services	3.8
Trading Companies & Distributors	3.5
Personal Products	2.7
Chemicals	2.6
Health Care Equipment & Supplies	2.5
Real Estate Investment Trusts	2.2
Tobacco	2.2
Real Estate Management & Development	2.1
Food & Staples Retailing	2.0
Technology Hardware, Storage & Peripherals	1.8
Leisure Products	1.7
Hotels, Restaurants & Leisure	1.7
Electric Utilities	1.5
Food Products	1.5
Airlines	1.5
IT Services	1.5
Household Durables	1.5
Insurance	1.5
Oil, Gas & Consumable Fuels	1.4
Beverages	1.2
Commercial Services & Supplies	1.2
Gas Utilities	1.2
Software	1.1
Diversified Telecommunication Services	1.1
Internet Software & Services	1.1
Diversified Financial Services	1.0
Household Products	0.8
Professional Services	0.6
Metals & Mining	0.6
Health Care Technology	0.6
Construction & Engineering	0.6
Health Care Providers & Services	0.5
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Building Products	0.4
Industrial Conglomerates	0.4
Multiline Retail	0.4
Capital Markets	0.3
Textiles, Apparel & Luxury Goods	0.3
Diversified Consumer Services	0.3
Media	0.3
Independent Power and Renewable Electricity Producers	0.2
Marine	0.1
Semiconductors & Semiconductor Equipment	0.1
Construction Materials	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Mexico Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Mexico Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Mexico. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −20.76%, and the total return for the MSCI Mexico Quality Mix A-Series Index (the “Index”) was −20.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash drag, lending income, misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

It was a volatile period under review. The Fund produced negative returns in all four quarters under review, but the first and last quarters of the reporting period months detracted the most from the overall Fund return, as it finished −11.92% for the quarter ending December 31, 2014, and another −8.26% for the quarter ending September 30, 2015. The Fund invests in companies domiciled in the emerging market country of Mexico. For the quarter ending December 31, the Latin American region was particularly exposed to soft commodity prices, as the metals in combination with the oil and gas industry represented significant exposure. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. Following concerns related to Chinese growth, pressure spread across the Latin American region. This event sent ripples across global equity markets and during the 3 day period beginning on August 20, the Fund experienced a negative return of −7.42%. Most emerging currencies came under pressure during the 12 months under review, and the Mexican peso experienced this as well. In fact, while the Index return as measured in USD terms, was −20.60%, the return in local terms was actually +0.20%. This implies a depreciation of the Mexican peso of −20.75%.

On an individual security level, the top positive contributors to the Fund’s performance were Grupo Aeroportuario del Pacifico SAB de CV (Class B), El Puerto de Liverpool SAB de CV, and Wal-Mart de Mexico SAB de CV. The top negative contributors to the Fund’s performance were Grupo Televisa SAB, Grupo Mexico SAB. de C.V. (Series B), and America Movil SAB de CV (Series L).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Mexico Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Mexico Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI MEXICO			MSCI MEXICO
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−20.76%	−20.56%	−20.60%	−20.76%	−20.56%	−20.60%

SINCE INCEPTION (1)	−23.86%	−23.58%	−23.67%	−23.08%	−22.82%	−22.97%

(1)	For the period September 17, 2014 to September 30, 2015.

SPDR MSCI Mexico Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Mexico Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	AMERICA MOVIL SAB	WAL-MART DE MEXICO	FOMENTO ECONOMICO	GRUPO MEXICO SAB
DESCRIPTION	DE CV (SERIES L)	SAB DE CV	MEXICANO SAB DE CV	DE CV (SERIES B)	GRUPO TELEVISA SAB

MARKET VALUE	$304,895	196,244	188,566	126,181	109,446

% OF NET ASSETS	13.5	8.7	8.3	5.6	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Wireless Telecommunication Services	13.5%
Beverages	13.3
Food & Staples Retailing	12.2
Banks	8.9
Transportation Infrastructure	8.0
Food Products	7.5
Metals & Mining	7.5
Industrial Conglomerates	4.9
Media	4.8
Multiline Retail	4.0
Construction & Engineering	3.0
Household Products	3.0
Construction Materials	2.5
Real Estate Investment Trusts	2.1
Consumer Finance	1.9
Chemicals	1.7
Pharmaceuticals	0.8
Short Term Investments	0.0 **
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI South Korea Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI South Korea Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of South Korea. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −15.78%, and the total return for the MSCI Korea Quality Mix A-Series Index (the “Index”) was −15.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a cash drag, and slight security misweights contributed to the difference between the Fund’s performance and that of the Index.

Emerging market equities were volatile through 2015, with no shortage of significant events causing considerable uncertainty across all major regions. The third quarter opened on a positive note with news that Greece had successfully come to an agreement on austerity measures with creditors, but the resulting optimism was short lived as weakness across heavily weighted constituents China and Korea outweighed any positive sentiment through the remainder of July. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. This correction spread to all major markets including the S&P 500, which fell 3.2%. Concerns persisted through the weekend with the Dow Jones initially opening 1,000 points lower on Monday the 24th, before moderately rebounding but still closing the day 3.6% lower. Following concerns related to Chinese growth, pressure spread across the Latin American region with key commodity exporters Brazil and Chile falling 33.6% and 13.6%, respectively. Brazil was specifically pressured in August as a Q2 GDP release of −1.9%, confirmed the economy’s slide into recession after a −0.7% fall in Q1. The increase in market jitters accelerated a selloff in oil and commodities generally that had been underway since early July sending the price of WTI crude below $40 on August 24 to the lowest level since 2009, while the broad Bloomberg Commodity Index declined to new thirteen year lows.

Over the twelve month reporting period, the MSCI Emerging Market Index (the “EM Index”) declined 19.3%. Developed markets (as defined by the MSCI World Index) outperformed emerging through the period, but also ended lower, falling 10.1%. MSCI South Korea Index has declined 18.4% for the reporting period, slightly outperforming the broader EM Index but lower than the Fund Index. Asia Pacific region was the best performing region in the MSCI Emerging Markets Index and declined 12.9%. Consumer staples and energy sectors were the strongest contributors to the fund’s performance during the reporting period. Information technology and consumer discretionary were the main detractors from the Fund’s performance. Exports contracted throughout the year and the slowdown in China, Korea’s main export destination, continues to cause concern for the industrial and material sectors.

On an individual security level, the top positive contributors to the Fund’s performance were LG Household & Health Care, Ltd., Amorepacific Corp., and S-Oil Corp. The top negative contributors to the Fund’s performance were POSCO, NAVER Corp., and Samsung Electronics Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI South Korea Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI South Korea Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI SOUTH KOREA			MSCI SOUTH KOREA
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−15.78%	−15.61%	−15.42%	−15.78%	−15.61%	−15.42%

SINCE INCEPTION (1)	−19.86%	−20.11%	−19.82%	−19.21%	−19.45%	−19.22%

(1)	For the period September 17, 2014 to September 30, 2015.

SPDR MSCI South Korea Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI South Korea Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	SAMSUNG ELECTRONICS	HYUNDAI	HYUNDAI MOBIS	KIA MOTORS
DESCRIPTION	CO., LTD.	MOTOR CO.	CO., LTD.	CORP.	KT&G CORP.

MARKET VALUE	$374,078	118,714	97,069	94,918	80,617

% OF NET ASSETS	15.8	5.0	4.1	4.0	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	19.1%
Automobiles	11.4
Insurance	7.2
Auto Components	5.8
Banks	5.8
Industrial Conglomerates	4.3
Internet Software & Services	3.9
Personal Products	3.6
Tobacco	3.4
Chemicals	3.0
Electronic Equipment, Instruments & Components	3.0
Metals & Mining	2.4
Household Durables	2.3
Electric Utilities	2.0
Hotels, Restaurants & Leisure	1.8
Household Products	1.8
Semiconductors & Semiconductor Equipment	1.7
Food Products	1.6
IT Services	1.6
Commercial Services & Supplies	1.6
Oil, Gas & Consumable Fuels	1.5
Wireless Telecommunication Services	1.4
Multiline Retail	1.3
Air Freight & Logistics	1.2
Diversified Telecommunication Services	1.0
Software	0.9
Pharmaceuticals	0.8
Aerospace & Defense	0.8
Food & Staples Retailing	0.7
Machinery	0.6
Gas Utilities	0.4
Media	0.4
Construction & Engineering	0.4
Electrical Equipment	0.3
Capital Markets	0.3
Trading Companies & Distributors	0.2
Consumer Finance	0.2
Building Products	0.2
Airlines	0.1
Road & Rail	0.1
Specialty Retail	0.0	**
Marine	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Spain Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Spain Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Spain. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −16.00%, and the total return for the MSCI Spain Quality Mix A-Series Index (the “Index”) was −15.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, tax withholdings and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Fund under-performed the broader MSCI EAFE in the first three of the four fiscal year quarters. This led to fiscal year-end relative under-performance of 7.8% versus the MSCI EAFE Index. Over the fiscal year, the euro fell approximately 11.5% relative to the US dollar, contributing significantly to the Index’s under-performance. The potential of a US rate increase along with continued quantitative easing in Europe helped to drive the euro lower. Spain in particular in the Eurozone has suffered a slow recovery since the financial crisis and continues to post the region’s highest unemployment rate, 22.2% at fiscal year-end.

On an individual security level, the top positive contributors to the Fund’s performance were Industria de Diseno Textil, SA, International Consolidated Airlines Group SA, and Ferrovial SA. The top negative contributors to the Fund’s performance were Banco Bilbao Vizcaya Argentaria SA, Repsol SA, and Banco Santander SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Spain Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Spain Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI SPAIN			MSCI SPAIN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−16.00%	−15.36%	−15.90%	−16.00%	−15.36%	−15.90%

SINCE INCEPTION (1)	−22.86%	−22.70%	−22.73%	−18.01%	−17.88%	−17.95%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI Spain Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Spain Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				BANCO BILBAO	INDUSTRIA DE
DESCRIPTION	BANCO SANTANDER SA	TELEFONICA SA	IBERDROLA SA	VIZCAYA ARGENTARIA SA	DISENO TEXTIL SA

MARKET VALUE	$258,775	208,160	167,113	162,548	162,202

% OF NET ASSETS	11.6	9.4	7.5	7.3	7.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	27.0%
Electric Utilities	15.3
Diversified Telecommunication Services	9.4
Specialty Retail	7.3
Construction & Engineering	6.8
Gas Utilities	6.8
IT Services	4.5
Transportation Infrastructure	4.4
Oil, Gas & Consumable Fuels	3.6
Insurance	3.4
Machinery	2.8
Food & Staples Retailing	2.4
Biotechnology	2.4
Airlines	2.3
Media	1.4
Short Term Investments	0.0 **
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Taiwan Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI Taiwan Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Taiwan. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −12.64%, and the total return for the MSCI Taiwan Quality Mix A-Series Index (the “Index”) was −12.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a cash drag, and slight security misweights contributed to the difference between the Fund’s performance and that of the Index.

Emerging market equities were volatile through 2015, with no shortage of significant events causing considerable uncertainty across all major regions. The third quarter opened on a positive note with news that Greece had successfully come to an agreement on austerity measures with creditors, but the resulting optimism was short lived as weakness across heavily weighted constituents China and Korea outweighed any positive sentiment through the remainder of July. The downward pressure across emerging market equities accelerated in August as a surprise devaluation of the yuan by the PBOC and a weak flash PMI reading on the evening of August 20 of 47.1 (6.5 year low and sixth consecutive monthly contraction) led to a significant equity selloff the following day. This correction spread to all major markets including the S&P 500, which fell 3.2%. Concerns persisted through the weekend with the Dow Jones initially opening 1,000 points lower on Monday the 24th, before moderately rebounding but still closing the day 3.6% lower. Following concerns related to Chinese growth, pressure spread across the Latin American region with key commodity exporters Brazil and Chile falling 33.6% and 13.6%, respectively. Brazil was specifically pressured in August as a Q2 GDP release of −1.9%, confirmed the economy’s slide into recession after a −0.7% fall in Q1. The increase in market jitters accelerated a selloff in oil and commodities generally that had been underway since early July, sending the price of WTI crude below $40 on August 24 to the lowest level since 2009 while the broad Bloomberg Commodity Index declined to new thirteen year lows.

Over the Reporting Period, the MSCI Emerging Market Index (the “EM Index”) declined 19.3%. Developed markets (as defined by the MSCI World Index) outperformed emerging markets through the period, but also ended lower, falling 10.1%. The MSCI Taiwan Index has declined 11.3% for the Reporting Period. The Asia Pacific region was the best performing region in the EM Index and declined 12.9%. Telecommunication and consumer discretionary sectors were the strongest contributors to the Fund’s performance during the Reporting Period. Information technology and financials were the main detractors from the Fund’s performance. Taiwan’s economic growth sunk to a six-year low in the second quarter, weighed down by slowdown in production and weak foreign demand affected by slowdown from China.

On an individual security level, the top positive contributors to the Fund’s performance were Taiwan Semiconductor Manufacturing Co., Ltd., Eclat Textile Co., Ltd., and Far EasTone Telecommunications Co., Ltd. The top negative contributors to the Fund’s performance were Hon Hai Precision Industry Co., Ltd., Delta Electronics, Inc., and MediaTek, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI Taiwan Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Taiwan Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI TAIWAN			MSCI TAIWAN
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−12.64%	−12.79%	−12.16%	−12.64%	−12.79%	−12.16%

SINCE INCEPTION (1)	−15.80%	−16.09%	−15.46%	−15.26%	−15.54%	−14.98%

(1)	For the period September 17, 2014 to September 30, 2015.

SPDR MSCI Taiwan Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI Taiwan Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TAIWAN
	SEMICONDUCTOR
	MANUFACTURING	HON HAI PRECISION	CHUNGHWA TELECOM		DELTA ELECTRONICS,
DESCRIPTION	CO., LTD.	INDUSTRY CO., LTD.	CO., LTD.	MEDIATEK, INC.	INC.

MARKET VALUE	$710,652	332,755	276,049	199,666	196,431

% OF NET ASSETS	14.1	6.6	5.4	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	25.4%
Electronic Equipment, Instruments & Components	17.6
Technology Hardware, Storage & Peripherals	16.1
Banks	11.0
Diversified Telecommunication Services	5.5
Wireless Telecommunication Services	4.3
Chemicals	2.7
Textiles, Apparel & Luxury Goods	2.6
Insurance	2.1
Food & Staples Retailing	2.1
Food Products	1.6
Metals & Mining	1.2
Leisure Products	1.1
Construction Materials	1.1
Diversified Financial Services	1.1
Auto Components	1.1
Oil, Gas & Consumable Fuels	0.7
Industrial Conglomerates	0.5
Capital Markets	0.4
Airlines	0.3
Specialty Retail	0.2
Real Estate Management & Development	0.2
Marine	0.2
Automobiles	0.1
Electrical Equipment	0.1
Machinery	0.1
Construction & Engineering	0.0	**
Building Products	0.0	**
Short Term Investments	0.0	**
Other Assets & Liabilities	0.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI United Kingdom Quality Mix ETF —
Management’s Discussion of Fund Performance

The SPDR MSCI United Kingdom Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of the United Kingdom. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −8.85%, and the total return for the MSCI UK Quality Mix A-Series Index (the “Index”) was −8.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, and slight security misweights contributed to the difference between the Fund’s performance and that of the Index.

After a volatile beginning of the year, global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year. The quarter was also punctuated by a resumption of the selloff in commodity prices led by crude oil, taking the Bloomberg Commodity Index to a thirteen year low on August 24.

Setting up a showdown with the rest of the Eurozone, on June 26 Greece’s Syriza government announced a surprise referendum for July 5 asking its citizens to approve or reject terms to release funds from a just expired bailout package from the European Troika of creditors. On the night of the referendum the government won a victory with a successful ‘No’ vote, though it soon became clear the following week that the tactics employed by the Greek government only hardened the negotiating stance of its creditors, resulting in a tentative deal on July 13 with terms much more punitive than those in the just rejected referendum. The standoff before and after the referendum caused European equity markets to gyrate, though in comparison to previous episodes in 2010 and 2012 when Greece threatened to undo the Eurozone, peripheral bond spreads in Italy and Spain moved only modestly. This relative stability suggests that markets were convinced any Greek defaults or outright Eurozone exit could be firewalled. This lack of market reaction arguably also undermined the Greek government strategy to create negotiating leverage with the threat of market chaos.

The UK economy slowed a little in early 2015, but domestic demand growth remained relatively strong, helped by lower oil prices. Net exports continued to subtract from UK growth, reflecting sluggish growth in early 2015 in both the US and the Eurozone. Consumer discretionary and consumer staples sectors were the main contributors to the Fund’s performance, as low oil prices and subdued inflation continued to support consumer spending. Energy, materials and industrials were the main detractors from the Fund’s performance. The Index outperformed MSCI UK standard index by over 3% over the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Imperial Tobacco Group PLC, Reckitt Benckiser Group PLC, and RELX PLC. The top negative contributors to the Fund’s performance were HSBC Holdings PLC, BP PLC, and Royal Dutch Shell PLC (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI United Kingdom Quality Mix ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI United Kingdom Quality Mix ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MSCI UNITED KINGDOM			MSCI UNITED KINGDOM
	NET ASSET	MARKET	QUALITY MIX	NET ASSET	MARKET	QUALITY MIX
	VALUE	VALUE	A-SERIES INDEX	VALUE	VALUE	A-SERIES INDEX

ONE YEAR	−8.85%	−8.56%	−8.62%	−8.85%	−8.56%	−8.62%

SINCE INCEPTION (1)	−13.28%	−12.93%	−12.99%	−10.33%	−10.05%	−10.13%

(1)	For the period June 11, 2014 to September 30, 2015.

SPDR MSCI United Kingdom Quality Mix ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI United Kingdom Quality Mix ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		RECKITT BENCKISER	BRITISH AMERICAN		ROYAL DUTCH SHELL
DESCRIPTION	HSBC HOLDINGS PLC	GROUP PLC	TOBACCO PLC	BP PLC	PLC (CLASS A)

MARKET VALUE	$110,236	97,218	97,176	95,974	84,459

% OF NET ASSETS	4.4	3.9	3.9	3.8	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.7%
Banks	7.9
Pharmaceuticals	6.9
Media	6.0
Tobacco	5.5
Hotels, Restaurants & Leisure	5.1
Insurance	4.9
Aerospace & Defense	4.4
Metals & Mining	4.3
Household Products	3.9
Personal Products	3.1
Multi-Utilities	2.9
Beverages	2.7
Wireless Telecommunication Services	2.5
Real Estate Investment Trusts	2.5
Food Products	2.2
Multiline Retail	2.2
Trading Companies & Distributors	2.0
Diversified Telecommunication Services	2.0
Professional Services	1.9
Capital Markets	1.8
Health Care Equipment & Supplies	1.7
Food & Staples Retailing	1.4
Semiconductors & Semiconductor Equipment	1.4
Chemicals	1.2
Electric Utilities	1.2
Commercial Services & Supplies	1.0
Household Durables	0.9
Software	0.9
Textiles, Apparel & Luxury Goods	0.8
Specialty Retail	0.7
Water Utilities	0.6
Auto Components	0.6
Airlines	0.5
Machinery	0.5
Industrial Conglomerates	0.4
Air Freight & Logistics	0.4
Energy Equipment & Services	0.3
Paper & Forest Products	0.1
Containers & Packaging	0.1
Diversified Financial Services	0.1
Short Term Investments	0.0 **
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura PRIME Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −1.32%, and the total return for the Russell/Nomura PRIMEtm Index (the “Index”) was −0.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Despite a very volatile year in the Japanese market, the Russell/Nomura PRIME Index still managed to finish off the Reporting Period in close to flat territory. A great deal of focus was placed on Japanese Prime Minister Shinzo Abe and his continued pledge to strengthen the country’s economy. After being appointed to another three-year term as party leader, Abe announced an ambitious goal to expand the economy by 20 percent. Unfortunately, both his lack of a detailed plan and inability to control deflation minimized any positive long term economic impact. The continued economic concerns and jitters over China’s economy also kept any meaningful profits throughout the period at bay.

On an individual security level, the top positive contributors to the Fund’s performance were Sony Corp., Central Japan Railway Co., and Mitsubishi UFJ Financial Group, Inc. The top negative contributors to the Fund’s performance were Toshiba Corp., Hitachi, Ltd., and SoftBank Group Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

ONE YEAR	−1.32%	−0.74%	−0.59%	−1.32%	−0.74%	−0.59%

THREE YEARS	28.69%	30.71%	31.62%	8.77%	9.34%	9.60%

FIVE YEARS	26.39%	27.47%	31.33%	4.80%	4.97%	5.60%

SINCE INCEPTION (1)	−0.90%	−0.11%	4.65%	−0.10%	−0.01%	0.51%

(1)	For the period November 9, 2006 to September 30, 2015.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TOYOTA MOTOR	MITSUBISHI UFJ	NIPPON TELEGRAPH &	HONDA MOTOR	SUMITOMO MITSUI
DESCRIPTION	CORP.	FINANCIAL GROUP, INC.	TELEPHONE CORP.	CO., LTD.	FINANCIAL GROUP, INC.

MARKET VALUE	$1,005,619	643,632	460,482	415,880	410,644

% OF NET ASSETS	3.9	2.5	1.8	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.2%
Automobiles	8.2
Pharmaceuticals	5.6
Machinery	5.1
Electronic Equipment, Instruments & Components	4.7
Road & Rail	4.5
Chemicals	4.1
Wireless Telecommunication Services	3.4
Auto Components	3.3
Trading Companies & Distributors	3.2
Real Estate Management & Development	3.1
Household Durables	2.9
Insurance	2.8
Technology Hardware, Storage & Peripherals	2.6
Food & Staples Retailing	2.0
Specialty Retail	1.8
Diversified Telecommunication Services	1.8
Construction & Engineering	1.8
Electric Utilities	1.6
Food Products	1.6
Metals & Mining	1.5
Electrical Equipment	1.5
Health Care Equipment & Supplies	1.4
Multiline Retail	1.4
Beverages	1.4
Personal Products	1.3
Capital Markets	1.3
Building Products	1.2
Commercial Services & Supplies	1.1
Tobacco	1.1
Leisure Products	1.0
Software	0.9
Diversified Financial Services	0.9
IT Services	0.9
Gas Utilities	0.8
Media	0.8
Oil, Gas & Consumable Fuels	0.7
Industrial Conglomerates	0.7
Airlines	0.6
Hotels, Restaurants & Leisure	0.5
Internet Software & Services	0.5
Health Care Providers & Services	0.5
Internet & Catalog Retail	0.5
Semiconductors & Semiconductor Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Consumer Finance	0.4
Air Freight & Logistics	0.3
Professional Services	0.3
Marine	0.2
Household Products	0.2
Paper & Forest Products	0.2
Construction Materials	0.2
Independent Power and Renewable Electricity Producers	0.1
Transportation Infrastructure	0.1
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Distributors	0.1
Biotechnology	0.0	**
Communications Equipment	0.0	**
Health Care Technology	0.0	**
Short Term Investments	18.9
Other Assets & Liabilities	(17.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Management’s Discussion of Fund Performance

The SPDR Russell/Nomura Small Cap Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Japanese small cap equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 2.13%, and the total return for the Russell/Nomura Japan Small Captm Index (the “Index”) was 2.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses of the Fund, the effects of cash holdings on the Fund performance and the cumulative effect of security misweights between the securities in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.

Despite a very volatile year in the Japanese market, the Russell/Nomura Small Cap Index still managed to finish off the 12 month period in close to flat territory. A great deal of focus was placed on Japanese Prime Minister Shinzo Abe and his continued pledge to strengthen the country’s economy. After being appointed to another three-year team as party leader, Abe announced an ambitious goal to expand the economy by 20 percent. Unfortunately, both his lack of a detailed plan and inability to control deflation minimized any positive long term economic impact. The continued economic concerns and jitters over China’s economy also kept any meaningful profits throughout the period at bay.

On an individual security level, the top positive contributors to the Fund’s performance were Kose Corp., Sohgo Security Services Co., Ltd., and Adastria Co., Ltd. The top negative contributors to the Fund’s performance were COLOPL, Inc., Sanken Electric Co., Ltd., and Tadano, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	2.13%	2.39%	2.57%	2.13%	2.39%	2.57%

THREE YEARS	28.30%	29.84%	35.53%	8.66%	9.09%	10.67%

FIVE YEARS	39.51%	39.90%	51.47%	6.89%	6.95%	8.66%

SINCE INCEPTION (1)	20.79%	21.15%	32.39%	2.15%	2.18%	3.21%

(1)	For the period November 9, 2006 to September 30, 2015.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		SOHGO SECURITY	TEMP HOLDINGS
DESCRIPTION	KOSE CORP.	SERVICES CO., LTD.	CO., LTD.	NEXON CO., LTD.	KINDEN CORP.

MARKET VALUE	$362,376	336,125	281,618	269,979	264,509

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	7.7%
Machinery	6.5
Construction & Engineering	5.8
Chemicals	4.7
Specialty Retail	4.5
Auto Components	4.3
Food Products	4.1
Electronic Equipment, Instruments & Components	3.7
Hotels, Restaurants & Leisure	3.6
Food & Staples Retailing	3.3
Commercial Services & Supplies	2.8
IT Services	2.5
Trading Companies & Distributors	2.5
Metals & Mining	2.5
Media	2.4
Pharmaceuticals	2.2
Building Products	2.1
Software	2.0
Household Durables	1.9
Personal Products	1.9
Textiles, Apparel & Luxury Goods	1.8
Health Care Equipment & Supplies	1.7
Real Estate Management & Development	1.7
Road & Rail	1.6
Capital Markets	1.6
Electrical Equipment	1.5
Professional Services	1.4
Semiconductors & Semiconductor Equipment	1.3
Consumer Finance	1.3
Diversified Financial Services	1.3
Beverages	1.2
Internet Software & Services	1.1
Technology Hardware, Storage & Peripherals	0.9
Health Care Providers & Services	0.8
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	0.7
Internet & Catalog Retail	0.7
Containers & Packaging	0.7
Leisure Products	0.7
Biotechnology	0.6
Household Products	0.5
Industrial Conglomerates	0.5
Communications Equipment	0.4
Distributors	0.4
Construction Materials	0.4
Paper & Forest Products	0.3
Air Freight & Logistics	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.2
Transportation Infrastructure	0.2
Electric Utilities	0.2
Automobiles	0.2
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1
Marine	0.1
Life Sciences Tools & Services	0.1
Aerospace & Defense	0.1
Health Care Technology	0.1
Insurance	0.0 **
Diversified Telecommunication Services	0.0 **
Short Term Investments	24.2
Other Assets & Liabilities	(23.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −5.17%, and the total return for the S&P Global Dividend Aristocrats Index (the “Index”) was −5.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

While dividend paying companies are often comparatively less volatile and more mature with solid cash flows, this didn’t protect the Fund from negative performance for the Reporting Period. Specifically, it was the last quarter, with a return of −7.75% that contributed most to the Fund’s negative performance for the time period. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new more austere bailout agreement with creditors in July. Continued volatility in China’s equity markets more generally led to a broad selloff of global equities in August and September.

On an individual security level, the top positive contributors to the Fund’s performance were HollyFrontier Corp., Amlin PLC, and UIL Holdings Corp. The top negative contributors to the Fund’s performance were Fortum Oyj, Natura Cosmeticos SA, and Neopost SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Global Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL DIVIDEND	NET ASSET	MARKET	S&P GLOBAL DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

ONE YEAR	−5.17%	−4.53%	−5.45%	−5.17%	−4.53%	−5.45%

SINCE INCEPTION (1)	8.03%	8.60%	7.55%	3.35%	3.59%	3.16%

(1)	For the period May 29, 2013 to September 30, 2015.

SPDR S&P Global Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

			NEW YORK
	HOLLYFRONTIER	WILLIAM MORRISON	COMMUNITY
DESCRIPTION	CORP.	SUPERMARKETS PLC	BANCORP, INC.	AMLIN PLC	UNIVERSAL CORP.

MARKET VALUE	$2,493,233	1,122,574	1,121,869	1,118,449	1,113,590

% OF NET ASSETS	3.4	1.5	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electric Utilities	9.6%
Oil, Gas & Consumable Fuels	9.6
Insurance	6.4
Banks	5.6
Diversified Telecommunication Services	5.5
Real Estate Investment Trusts	4.6
Tobacco	3.9
Multi-Utilities	3.5
Food & Staples Retailing	3.4
Construction & Engineering	3.2
Gas Utilities	3.1
Media	3.1
Transportation Infrastructure	3.1
Real Estate Management & Development	3.0
Wireless Telecommunication Services	2.9
Commercial Services & Supplies	2.5
Food Products	2.4
Pharmaceuticals	2.3
Metals & Mining	2.1
Technology Hardware, Storage & Peripherals	2.0
Specialty Retail	1.9
Diversified Financial Services	1.9
Thrifts & Mortgage Finance	1.5
Capital Markets	1.3
Beverages	1.3
Energy Equipment & Services	1.1
Hotels, Restaurants & Leisure	1.1
Machinery	1.0
Aerospace & Defense	1.0
Leisure Products	1.0
Textiles, Apparel & Luxury Goods	0.9
Chemicals	0.8
Health Care Providers & Services	0.8
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
Personal Products	0.6
Independent Power and Renewable Electricity Producers	0.0 **
Short Term Investments	15.0
Other Assets & Liabilities	(14.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Dividend ETF —
Management’s Discussion of Fund Performance

SPDR S&P International Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −22.86%, and the total return for the S&P International Dividend Opportunities® Index (the “Index”) was −22.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

During the third quarter of 2015, the Fund experienced the largest resistance and returned roughly −17%. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. Since 2000, emerging markets have provided the majority of global GDP growth, doubling their share of global output from about 20% to near 40% today. Already in 2015, however, the second and fourth largest emerging markets by GDP, Brazil and Russia, respectively, have succumbed to negative growth. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index, and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year.

On an individual security level, the top positive contributors to the Fund’s performance were Drillisch AG, Berkeley Group Holdings PLC, and Evergrande Real Estate Group, Ltd. The top negative contributors to the Fund’s performance were Canadian Oil Sands, Ltd., Crescent Point Energy Corp., and Baytex Energy Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−22.86%	−22.75%	−22.09%	−22.86%	−22.75%	−22.09%

THREE YEARS	−11.18%	−11.01%	−7.46%	−3.88%	−3.81%	−2.55%

FIVE YEARS	−15.12%	−15.02%	−10.23%	−3.23%	−3.20%	−2.14%

SINCE INCEPTION (1)	−24.20%	−24.16%	−17.93%	−3.57%	−3.56%	−2.56%

(1)	For the period February 12, 2008 to September 30, 2015.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	FORTESCUE METALS	NATIONAL	BERKELEY GROUP	WOODSIDE
DESCRIPTION	GROUP, LTD.	GRID PLC	HOLDINGS PLC	PETROLEUM, LTD.	FORTUM OYJ

MARKET VALUE	$32,913,361	30,471,861	29,275,940	26,849,307	24,080,982

% OF NET ASSETS	3.4	3.1	3.0	2.7	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	12.6%
Electric Utilities	12.2
Real Estate Investment Trusts	9.6
Wireless Telecommunication Services	9.4
Diversified Telecommunication Services	7.0
Metals & Mining	6.8
Gas Utilities	6.4
Banks	5.0
Insurance	4.9
Multi-Utilities	4.2
Household Durables	3.0
Food & Staples Retailing	2.4
Hotels, Restaurants & Leisure	2.4
Construction & Engineering	2.1
Real Estate Management & Development	2.1
Capital Markets	1.3
Pharmaceuticals	1.1
Energy Equipment & Services	1.0
Construction Materials	0.9
Textiles, Apparel & Luxury Goods	0.9
Air Freight & Logistics	0.8
Diversified Financial Services	0.7
Semiconductors & Semiconductor Equipment	0.5
Road & Rail	0.5
Technology Hardware, Storage & Peripherals	0.4
Automobiles	0.4
Consumer Finance	0.4
Thrifts & Mortgage Finance	0.3
Short Term Investments	15.9
Other Assets & Liabilities	(15.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Mid Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid-capitalization segment of global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −4.53%, and the total return for the S&P Developed Ex-U.S. between USD2 Billion and USD5 Billion Index (the “Index”) was −3.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag, optimization and compounding contributed to the difference between the Fund’s performance and that of the Index.

The overall negative performance was driven largely by the last quarter of the Reporting Period; the Fund returned −9.33% in these three months. Global markets entered this quarter nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July. Continued volatility in China’s equity markets and growing concerns generally led to a broad selloff of global equities in August and September. Over the Reporting Period, the worst performing sectors were energy, industrials and materials. While its weight is one of the smallest in the Fund, the weakness of the energy sector contributed significantly to the negative performance.

On an individual security level, the top positive contributors to the Fund’s performance were Goldin Financial Holdings, Ltd., Alps Electric Co., Ltd., and Ryohin Keikaku Co., Ltd. The top negative contributors to the Fund’s performance were Macau Legend Development, Ltd., Trican Well Service, Ltd., and Penn West Petroleum, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
	NET ASSET	MARKET	USD2 BILLION AND	NET ASSET	MARKET	USD2 BILLION AND
	VALUE	VALUE	USD5 BILLION INDEX	VALUE	VALUE	USD5 BILLION INDEX

ONE YEAR	−4.53%	−4.13%	−3.54%	−4.53%	−4.13%	−3.54%

THREE YEARS	22.94%	23.97%	27.46%	7.13%	7.42%	8.43%

FIVE YEARS	30.92%	30.57%	35.88%	5.54%	5.48%	6.32%

SINCE INCEPTION (1)	14.20%	14.42%	19.83%	1.81%	1.84%	2.48%

(1)	For the period May 7, 2008 to September 30, 2015.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	MEDIPAL HOLDINGS	J FRONT RETAILING	HIROSHIMA BANK,	TOYO SUISAN
DESCRIPTION	CORP.	CO., LTD.	LTD.	KAISHA, LTD.	SURUGA BANK, LTD.

MARKET VALUE	$206,839	205,083	189,571	188,703	183,179

% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	5.7%
Real Estate Investment Trusts	5.0
Chemicals	4.9
Machinery	4.9
Hotels, Restaurants & Leisure	3.6
Food Products	3.6
Media	3.4
Real Estate Management & Development	3.2
Capital Markets	3.1
Commercial Services & Supplies	2.7
Insurance	2.7
Oil, Gas & Consumable Fuels	2.6
Metals & Mining	2.5
Electronic Equipment, Instruments & Components	2.4
Road & Rail	2.3
Auto Components	2.2
Health Care Providers & Services	2.2
Food & Staples Retailing	2.0
Diversified Financial Services	1.9
Specialty Retail	1.8
Construction & Engineering	1.8
Software	1.8
Household Durables	1.8
Health Care Equipment & Supplies	1.8
Multiline Retail	1.8
Pharmaceuticals	1.6
Diversified Telecommunication Services	1.5
Transportation Infrastructure	1.5
IT Services	1.4
Electric Utilities	1.4
Electrical Equipment	1.2
Trading Companies & Distributors	1.2
Professional Services	1.2
Internet Software & Services	1.2
Beverages	1.0
Energy Equipment & Services	1.0
Aerospace & Defense	0.9
Construction Materials	0.9
Industrial Conglomerates	0.9
Containers & Packaging	0.9
Semiconductors & Semiconductor Equipment	0.8
Air Freight & Logistics	0.7
Wireless Telecommunication Services	0.7
Leisure Products	0.7
Building Products	0.7
Marine	0.6
Textiles, Apparel & Luxury Goods	0.6
Paper & Forest Products	0.6
Multi-Utilities	0.6
Consumer Finance	0.5
Gas Utilities	0.5
Life Sciences Tools & Services	0.5
Technology Hardware, Storage & Peripherals	0.4
Airlines	0.4
Household Products	0.3
Biotechnology	0.3
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.2
Thrifts & Mortgage Finance	0.2
Independent Power and Renewable Electricity Producers	0.1
Distributors	0.1
Personal Products	0.1
Communications Equipment	0.1
Short Term Investments	14.0
Other Assets & Liabilities	(13.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −21.38%, and the total return for the S&P Emerging Markets Under USD2 Billion Index (the “Index”) was −20.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index dropped 5.92% in the last quarter of 2014 largely driven by concerns over both macroeconomic and geopolitical events. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. Reports continued to flow out of Syria and Iraq about ISIS advances in the region. US airstrikes seemed to have stemmed the advances, but ISIS continues to hold large swaths of the region.

The Index gained 1.31% in the first quarter of 2015. The new year began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing. After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. Fresh news in March came into the markets that raised uncertainties anew. On March 1, China eased administered rates, and maybe more consequentially, lowered its GDP forecast for 2015 to “about” 7%. The word “about” became key as it allows some wiggle room in case that the economy doesn’t grow at a pace officially targeted by the Chinese Government. Emerging market equites, commodities and global equities traded lower on the news.

The second quarter of 2015 started off well as April 2015 delivered the best one month return during the Reporting Period ended September 30, 2015. The Index gained 6.64% in April stemming from strong equity returns in China in spite of evidence suggesting a slowdown in economic growth. On June 27, China’s central bank announced a surprise reduction in interest rates. This move was widely viewed as a response to a precipitous fall in China’s roaring stock market. The Chinese market has been viewed as particularly vulnerable given the rapid run up in shares driven in part by retail margin buying. Markets in June were also unsettled by a steady stream of worrying headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse. The economic concerns in China and Greece were realized in June 2015 causing the Index to decline 4.83% for the month but still edged out a gain of 1.52% for the quarter.

The third quarter of 2015 was the worst quarter during the Reporting Period ended September 30, 2015, as the Index declined −18.22%. Global markets entered the third quarter of 2015 nervously with a sudden free fall in China’s stock market in previous months. By the end of the quarter, continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September.

On an individual security level, the top positive contributors to the Fund’s performance were Feng TAY Enterprise Co. Ltd., Eclat Textile Co., Ltd., and Jiangsu Future Land Co., Ltd. (Class B). The top negative contributors to the Fund’s performance were PT Trada Maritime Tbk, Epistar Corp., and Suncorp Technologies, Ltd.

SPDR S&P Emerging Markets Small Cap ETF —
Management’s Discussion of Fund Performance (continued)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	−21.38%	−20.74%	−20.59%	−21.38%	−20.74%	−20.59%

THREE YEARS	−10.67%	−10.62%	−6.64%	−3.69%	−3.67%	−2.27%

FIVE YEARS	−20.51%	−20.78%	−13.26%	−4.49%	−4.55%	−2.81%

SINCE INCEPTION (1)	−14.48%	−14.48%	0.99%	−2.09%	−2.09%	0.13%

(1)	For the period May 12, 2008 to September 30, 2015.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

					CHINA TRAVEL
					INTERNATIONAL
	CLICKS GROUP,	TECH PRO TECHNOLOGY	TAL EDUCATION	PARQUE ARAUCO	INVESTMENT HONG
DESCRIPTION	LTD.	DEVELOPMENT, LTD.	GROUP ADR	SA	KONG, LTD.

MARKET VALUE	$1,693,166	1,580,902	1,565,769	1,507,460	1,446,742

% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Management & Development	7.9%
Semiconductors & Semiconductor Equipment	5.5
Chemicals	4.9
Electronic Equipment, Instruments & Components	4.6
Banks	4.4
Metals & Mining	3.9
Hotels, Restaurants & Leisure	3.5
Food Products	3.2
Construction & Engineering	2.8
Textiles, Apparel & Luxury Goods	2.8
Pharmaceuticals	2.5
Electrical Equipment	2.4
Capital Markets	2.3
Machinery	2.3
Technology Hardware, Storage & Peripherals	2.0
Household Durables	1.9
Auto Components	1.9
Internet Software & Services	1.8
Oil, Gas & Consumable Fuels	1.8
Transportation Infrastructure	1.8
Food & Staples Retailing	1.7
IT Services	1.7
Diversified Financial Services	1.6
Health Care Providers & Services	1.6
Marine	1.6
Media	1.5
Software	1.4
Specialty Retail	1.3
Real Estate Investment Trusts	1.3
Industrial Conglomerates	1.3
Communications Equipment	1.2
Electric Utilities	1.2
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.1
Construction Materials	1.1
Airlines	1.0
Consumer Finance	1.0
Commercial Services & Supplies	0.9
Containers & Packaging	0.9
Water Utilities	0.8
Health Care Equipment & Supplies	0.8
Independent Power and Renewable Electricity Producers	0.8
Multiline Retail	0.8
Trading Companies & Distributors	0.8
Automobiles	0.8
Energy Equipment & Services	0.7
Insurance	0.6
Beverages	0.5
Tobacco	0.5
Internet & Catalog Retail	0.5
Road & Rail	0.4
Distributors	0.4
Building Products	0.4
Paper & Forest Products	0.4
Personal Products	0.3
Air Freight & Logistics	0.3
Biotechnology	0.3
Thrifts & Mortgage Finance	0.2
Gas Utilities	0.2
Professional Services	0.2
Multi-Utilities	0.1
Wireless Telecommunication Services	0.1
Aerospace & Defense	0.1
Leisure Products	0.0 **
Household Products	0.0 **
Short Term Investments	8.5
Other Assets & Liabilities	(8.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.96%, and the total return for the Dow Jones Global Select Real Estate Securities IndexSM (the “Index”) was 4.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Real estate securities had a strong year globally relative to the broader market, outperforming the MSCI World Index in each fiscal quarter other than the third, when most markets were unsettled on renewed concerns that Greece would not reach an accord with its creditors. Overall for the period, the Index beat the World Index by 6.41%. Low global bond yields produced lower costs of capital and real estate securities were a prime benefactor. Investors continued to be attracted to the sector’s yield potential and the opportunity it offered to participate in economic growth. Also, the low borrowing costs allowed for higher rents and increased development and office occupancy.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc., Public Storage, and Equity Residential. The top negative contributors to the Fund’s performance were BR Malls Participacoes SA, Host Hotels & Resorts, Inc., and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

ONE YEAR	4.96%	4.85%	4.70%	4.96%	4.85%	4.70%

THREE YEARS	23.61%	23.71%	22.89%	7.32%	7.35%	7.12%

FIVE YEARS	54.49%	54.24%	53.14%	9.09%	9.05%	8.90%

SINCE INCEPTION (1)	24.48%	24.56%	21.89%	3.00%	3.01%	2.71%

(1)	For the period May 7, 2008 to September 30, 2015.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

				BROOKFIELD ASSET
	SIMON PROPERTY			MANAGEMENT,	MITSUI FUDOSAN
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	EQUITY RESIDENTIAL	INC. (CLASS A)	CO., LTD.

MARKET VALUE	$111,409,829	60,976,317	53,608,036	53,028,168	52,800,852

% OF NET ASSETS	5.9	3.2	2.8	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Retail REITs	26.5%
Office REITs	14.2
Diversified REITs	13.9
Real Estate Management & Development	13.6
Specialized REITs	13.4
Residential REITs	12.5
Industrial REITs	4.8
Diversified Capital Markets	0.5
Hotel & Resort REITs	0.3
Short Term Investments	1.3
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Consumer Discretionary Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Discretionary Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −0.85%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the “Index”) was −0.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

Despite negative returns for the past twelve months, the consumer discretionary sector was the third best performing sector in the S&P Global ex US Index, lagging behind consumer staples and health care sectors only. Media and specialty retail industries were the main contributors to the Fund’s performance, while automobile, hotels and restaurants were the weakest performing industries in the Fund. The automobile industry was dragged down by the Volkswagen emissions cheating scandal. On a country level, UK, Japan and France were the main positive contributors to the Fund’s performance, while Hong Kong and Korea were the main detractors.

Positive returns from the first three quarters of the Reporting Period were wiped off by the losses in the third quarter in 2015. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. By the end of the quarter, the Greek drama had been largely resolved with Greece agreeing to a new, more austere bailout agreement with creditors in July, while continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a broad selloff of global equities in August and September. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. Since 2000, emerging markets have provided the majority of global GDP growth, doubling their share of global output from about 20% to near 40% today. Already in 2015, however, the second and fourth largest emerging markets by GDP, Brazil and Russia, respectively, have succumbed to negative growth. By the end of the quarter, investors in global equity markets experienced the worst three month performance of the last four years as measured by the MSCI World Index and many country level markets posting double digit gains through the first half of 2015 now were in the red for the year. The quarter was also punctuated by a resumption of the selloff in commodity prices.

On an individual security level, the top positive contributors to the Fund’s performance were Fast Retailing Co., Ltd., LVMH Moet Hennessy Louis Vuitton SE, and Industria de Diseno Textil SA The top negative contributors to the Fund’s performance were Hyundai Motor Co., Honda Motor Co., Ltd., and Volkswagen AG Pfd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−0.85%	−0.37%	−0.11%	−0.85%	−0.37%	−0.11%

THREE YEARS	37.49%	38.78%	39.28%	11.20%	11.54%	11.69%

FIVE YEARS	48.87%	48.88%	50.78%	8.28%	8.29%	8.56%

SINCE INCEPTION (1)	63.07%	63.37%	64.28%	7.02%	7.04%	7.13%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	TOYOTA		HONDA MOTOR	LVMH MOET HENNESSY	CIE FINANCIERE
DESCRIPTION	MOTOR CORP.	DAIMLER AG	CO., LTD.	LOUIS VUITTON SE	RICHEMONT SA

MARKET VALUE	$1,094,266	486,018	319,135	313,283	283,788

% OF NET ASSETS	7.6	3.4	2.2	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Automobiles	23.1%
Media	18.1
Hotels, Restaurants & Leisure	12.0
Textiles, Apparel & Luxury Goods	11.1
Auto Components	11.1
Specialty Retail	8.7
Household Durables	7.3
Multiline Retail	4.2
Leisure Products	2.0
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.5
Distributors	0.3
Short Term Investments	14.5
Other Assets & Liabilities	(13.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Consumer Staples Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Consumer Staples Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.41%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the “Index”) was 4.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

Consumer staples had a strong fiscal year, outpacing the market in the last 3 fiscal quarters and for the year as a whole. The sector’s defensive characteristics made it attractive to investors concerned about volatility and general global uncertainty. The decline of both oil and gas prices also contributed to the success of the consumer staples sector as it boosted disposable income. Spending in emerging markets continued to increase as well and consumer staple companies took advantage allocating more resources in those areas.

On an individual security level, the top positive contributors to the Fund’s performance were Nestle SA, Imperial Tobacco Group PLC, and Alimentation Couche-Tard, Inc. (Class B). The top negative contributors to the Fund’s performance were Casino Guichard-Perrachon SA, Wesfarmers, Ltd., and Woolworths, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	3.41%	3.92%	4.08%	3.41%	3.92%	4.08%

THREE YEARS	22.23%	23.01%	26.69%	6.92%	7.15%	8.21%

FIVE YEARS	49.12%	49.64%	56.69%	8.32%	8.39%	9.40%

SINCE INCEPTION (1)	70.23%	70.82%	86.06%	7.66%	7.71%	9.00%

(1)	For the period July 16, 2008 to SEPTEMBER 30, 2015.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		BRITISH AMERICAN	ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	INBEV SA	DIAGEO PLC	UNILEVER NV

MARKET VALUE	$9,338,607	3,978,371	3,420,208	2,692,190	2,669,585

% OF NET ASSETS	14.4	6.1	5.3	4.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Food Products	28.5%
Beverages	19.1
Food & Staples Retailing	17.8
Personal Products	13.9
Tobacco	12.4
Household Products	7.8
Short Term Investments	5.3
Other Assets & Liabilities	(4.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Energy Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Energy Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −37.45%, and the total return for the S&P Developed Ex-U.S. BMI Energy Sector Index (the “Index”) was −37.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, securities lending, compounding and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

Energy was the worst performing of the sectors in the S&P Global ex-U.S. Index during the Reporting Period. The fourth quarter of 2014 began as the third quarter ended, with stocks sliding and bond markets rallying. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. The first and second quarters of 2015 gave this sector some room to breathe as the drag began to bounce back with a positive result at the end of June which saw oil scale a year-high of $61.43 per barrel. This positive sentiment was unfortunately short lived as the energy theme from the beginning of the fiscal year made a comeback. A primary contributor to that decline was crude oil, where total production remained at record high levels and new supply was expected to hit the market in coming months with the removal of sanctions on Iran. A cascade of worrying headlines emanating from China, including surprise currency devaluation and plummeting stock market, spilled over in dramatic fashion to rattle global financial markets in late August.

On an individual security level, the top positive contributors to the Fund’s performance were Saras SpA., Talisman Energy, Inc., and Dragon Oil PLC. The top negative contributors to the Fund’s performance were Total SA, BP PLC, and Royal Dutch Shell PLC (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−37.45%	−36.84%	−37.74%	−37.45%	−36.84%	−37.74%

THREE YEARS	−32.11%	−31.61%	−31.04%	−12.11%	−11.89%	−11.66%

FIVE YEARS	−25.79%	−25.54%	−23.32%	−5.79%	−5.73%	−5.17%

SINCE INCEPTION (1)	−38.57%	−38.33%	−34.79%	−6.53%	−6.48%	−5.76%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		ROYAL DUTCH SHELL PLC		ROYAL DUTCH SHELL PLC
DESCRIPTION	TOTAL SA	(CLASS A)	BP PLC	(CLASS B)	BG GROUP PLC

MARKET VALUE	$2,883,689	2,438,733	2,432,611	1,495,584	1,307,206

% OF NET ASSETS	12.4	10.5	10.5	6.4	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	93.1%
Energy Equipment & Services	6.4
Short Term Investments	14.9
Other Assets & Liabilities	(14.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Financial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Financial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −9.25%, and the total return for the S&P Developed Ex-U.S. BMI Financials Sector Index (the “Index”) was −8.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index lost 2.77% in the fourth quarter of 2014 as the equity market continued its downward path from the previous quarter. Most of the negative return for the quarter occurred in December 2014. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing.

The Index gained 3.40% in the first quarter of 2015. 2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. Coming in to March, the outlook for global investors appeared to be improving with equity market volatility declining substantially in February. Very quickly into the month, however, fresh news came into the markets that raised uncertainties anew. On March 1, China eased administered rates, and maybe more consequentially, lowered its GDP forecast for 2015 to “about” 7%. The word “about” became key as it allowed some wiggle room in case the economy doesn’t grow at a pace officially targeted by the Chinese Government. Emerging market equites, commodities and indeed global equities traded lower on the news.

The Index posted modest gains in the second quarter of 2015 despite the Index gaining 5.15% in April. The April gains in US dollar terms were largely due to the US dollar declining nearly 4% for the month, reflecting in part a softening in US data and a later expected start to possible Fed rate hikes. The Index dropped 4.20% in June as equity markets were unsettled by a steady stream of worrying headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

The third quarter delivered the worst quarter of the year ending on September 30, 2015. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. Setting up a showdown with the rest of the Eurozone, on June 26 Greece’s Syriza government announced a surprise referendum for July 5 asking its citizens to approve or reject terms to release funds from a just expired bailout package from the European Troika of creditors. The standoff before and after the referendum caused European equity markets to gyrate, though in comparison to previous episodes in 2010 and 2012 when Greece threatened to undo the Eurozone, peripheral bond spreads in Italy and Spain moved only modestly. This relative stability suggests that markets were convinced any Greek defaults or outright Eurozone exit could be firewalled. Investors in global equities in the third quarter of 2015 found almost nowhere to hide amidst the chill in sentiment brought about by a slowdown in global growth led by emerging markets.

On an individual security level, the top positive contributors to the Fund’s performance were CK Hutchison Holdings, Ltd., Tokio Marine Holdings, Inc., and Intesa Sanpaolo SpA. The top negative contributors to the

SPDR S&P International Financial Sector ETF —
Management’s Discussion of Fund Performance (continued)

Fund’s performance were Banco Bilbao Vizcaya Argentaria, SA, HSBC Holdings PLC, and Banco Santander SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−9.25%	−8.92%	−8.28%	−9.25%	−8.92%	−8.28%

THREE YEARS	21.05%	21.20%	24.06%	6.57%	6.62%	7.46%

FIVE YEARS	17.15%	17.42%	22.62%	3.22%	3.26%	4.16%

SINCE INCEPTION (1)	−0.42%	−0.36%	4.56%	−0.06%	−0.05%	0.62%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		MITSUBISHI
	HSBC HOLDINGS	UFJ FINANCIAL	COMMONWEALTH	ROYAL BANK OF	TORONTO-DOMINION
DESCRIPTION	PLC	GROUP, INC.	BANK OF AUSTRALIA	CANADA	BANK

MARKET VALUE	$382,560	232,354	226,434	206,229	200,796

% OF NET ASSETS	3.6	2.2	2.1	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	49.0%
Insurance	21.7
Real Estate Management & Development	9.4
Real Estate Investment Trusts	8.4
Capital Markets	6.4
Diversified Financial Services	4.1
Consumer Finance	0.5
Short Term Investments	11.4
Other Assets & Liabilities	(10.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Health Care Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Health Care Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.10%, and the total return for the S&P Developed Ex-U.S. BMI Health Care Sector Index (the “Index”) was 1.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative security misweights and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive returns for the Reporting Period. The Fund was helped by positive performance in the last calendar quarter of 2014 and first calendar quarter of 2015 on the back of accommodative monetary policy, a strong earnings season and mergers and acquisitions activity. Additionally, promising new drugs and therapies, ongoing efforts to increase corporate efficiency, growing demand in emerging markets and ever-increasing health care spending helped with the positive performance of the Fund. The Fund experienced negative performance in the second and third calendar quarters of 2015. The performance was driven by concerns of a global economic slowdown, weakness in China (regardless of continued government intervention, including yuan devaluations and liquidity injections) and uncertainty over the Fed’s rate decision despite ongoing merger activity in the sector and advances in product pipelines. The Fund’s performance was also driven by worries of increased regulation from various lawmakers after comments made by US Presidential candidate Hillary Clinton and her plan to cap drug prices and a proposal by Democrats in the US House of Representatives to examine drug pricing practices.

On an individual security level, the top positive contributors to the Fund’s performance were Valeant Pharmaceuticals International, Inc., Novo Nordisk A/S (Class B), and Fresenius SE & Co. KGaA. The top negative contributors to the Fund’s performance were Roche Holding, Ltd. Genusssch, Shire PLC, and Sanofi.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

ONE YEAR	0.10%	0.27%	1.03%	0.10%	0.27%	1.03%

THREE YEARS	45.00%	44.90%	48.89%	13.18%	13.16%	14.20%

FIVE YEARS	81.73%	82.28%	88.71%	12.69%	12.76%	13.54%

SINCE INCEPTION (1)	79.72%	80.04%	92.95%	8.47%	8.50%	9.55%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

					NOVO NORDISK
DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	SANOFI	BAYER AG	A/S (CLASS B)

MARKET VALUE	$9,568,572	7,143,974	4,362,109	4,026,958	3,936,462

% OF NET ASSETS	12.8	9.5	5.8	5.4	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	75.6%
Health Care Equipment & Supplies	9.0
Health Care Providers & Services	6.9
Biotechnology	6.3
Life Sciences Tools & Services	0.7
Chemicals	0.5
Health Care Technology	0.3
Short Term Investments	8.7
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Industrial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Industrial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −10.70%, and the total return for the S&P Developed Ex-U.S. BMI Industrial Sector Index (the “Index”) was −9.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund had negative performance for the Reporting Period. Disappointing European and US manufacturing data, slowing Eurozone growth and low oil prices contributed to negative performance in the last calendar quarter of 2014. Despite some positive macroeconomic influences in the first calendar quarter of 2015, the Fund still had negative performance as the drop in oil prices and weakening global demand, especially in China, weighed on the Fund. Additionally, the strong US dollar had an adverse effect on revenues of many Fund constituents. The negative performance continued in the second half of the Reporting Period. Chinese demand is a major driver of global growth and the Asian country continued to see weakness in its economy despite yuan devaluations and liquidity injections. This has led to softened demand for industrial products like engines, turbines and other types of power generation equipment. As a result, industrial companies realized lower profits and have had to reduce future investments, manage larger inventories and work towards reducing costs.

On an individual security level, the top positive contributors to the Fund’s performance were Hutchison Whampoa, Ltd, Central Japan Railway Co., and International Consolidated Airlines Group SA. The top negative contributors to the Fund’s performance were ABB, Ltd., Rolls-Royce Holdings PLC, and Siemens AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−10.70%	−10.25%	−9.65%	−10.70%	−10.25%	−9.65%

THREE YEARS	15.48%	16.04%	19.26%	4.91%	5.08%	6.05%

FIVE YEARS	16.13%	16.08%	23.39%	3.04%	3.03%	4.29%

SINCE INCEPTION (1)	13.39%	13.57%	19.83%	1.76%	1.78%	2.54%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		CANADIAN NATIONAL		CK HUTCHISON
DESCRIPTION	SIEMENS AG	RAILWAY CO.	ABB, LTD.	HOLDINGS, LTD.	AIRBUS GROUP SE

MARKET VALUE	$585,993	369,037	343,254	290,850	284,555

% OF NET ASSETS	3.4	2.1	2.0	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	16.9%
Road & Rail	11.4
Industrial Conglomerates	11.1
Trading Companies & Distributors	8.5
Construction & Engineering	8.2
Electrical Equipment	7.8
Aerospace & Defense	7.1
Commercial Services & Supplies	6.1
Building Products	5.5
Professional Services	5.3
Transportation Infrastructure	3.9
Airlines	2.5
Air Freight & Logistics	2.3
Marine	2.0
Food Products	0.3
Multi-Utilities	0.2
Auto Components	0.2
Real Estate Management & Development	0.1
Short Term Investments	6.1
Other Assets & Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Materials Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Materials Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −21.82%, and the total return for the S&P Developed Ex-U.S. BMI Materials Sector Index (the “Index”) was −21.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index lost 6.06% in the fourth quarter of 2014 as the equity markets continued its downward path from the third quarter of 2014. The IMF cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. Copper fell to a four-year low in London after declines in China’s official PMI index. China is the world’s largest consumer of copper and a slowing economy could cut demand for the metal. Gold was down 2% on the quarter after hitting lows for the year below $1,150/oz in November. Gold futures rallied into the year-end, helped in part by reallocation to the metal while gold related equities sold off.

The Index gained 2.98% in the first quarter of 2015. 2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). Commodities were a mixed bag in January as oil continued its move lower. Brent was down another 10% after being down 47% in 2014. Oil continued to be oversupplied in world markets and production did not seem to be slowing in the immediate future. Gold and silver traded higher as a reaction to central bank pressure on currencies around the world.

Global equity markets posted modest positive results for the second quarter of 2015 with gains in many major bourses in local terms wiped out by a volatile last few trading sessions of the quarter. The Index gained 5.15% in April but gave most of it back in the following months delivering a modest gain of 0.12% during the second quarter of 2015. The rise in commodity prices helped lift the Index but was offset by a steady stream of worrying headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

The Index lost 19.59% during the third quarter of 2015 resulting in the worst performing quarter during the year ending in September 30, 2015. Global markets entered the third quarter of 2015 nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. That a slowdown in emerging markets should be cause for increasing market jitters is attributable to the outsize contribution they have made to global growth in recent years. For investors in industrial commodities, the growth concern emanating from emerging markets and China predictably weighed on returns.

On an individual security level, the top positive contributors to the Fund’s performance were Toray Industries, Inc., Sumitomo Chemical Co., Ltd., and CRH PLC. The top negative contributors to the Fund’s performance were BHP Billiton PLC, BHP Billiton, Ltd., and Glencore PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−21.82%	−21.54%	−21.81%	−21.82%	−21.54%	−21.81%

THREE YEARS	−24.78%	−24.44%	−24.11%	−9.05%	−8.92%	−8.79%

FIVE YEARS	−30.07%	−30.21%	−27.94%	−6.90%	−6.94%	−6.34%

SINCE INCEPTION (1)	−39.70%	−39.72%	−33.24%	−6.78%	−6.78%	−5.45%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	BASF SE	BHP BILLITON, LTD.	RIO TINTO PLC	AIR LIQUIDE SA	BHP BILLITON PLC

MARKET VALUE	$309,167	216,911	188,135	177,605	146,143

% OF NET ASSETS	6.2	4.4	3.8	3.6	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Chemicals	48.7%
Metals & Mining	34.4
Construction Materials	7.4
Containers & Packaging	4.3
Paper & Forest Products	3.7
Industrial Conglomerates	0.2
Short Term Investments	13.0
Other Assets & Liabilities	(11.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Technology Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Technology Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −6.50%, and the total return for the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the “Index”) was −6.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, small security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Buoyed by a rebound in software names, information technology started the first two periods of the fiscal year with positive returns. This can be attributed to improving overseas demand and rising global information technology spending. Performance during this period was also helped by market fundamentals continuing to rebound for many tech names. Performance took a turn in the final two quarters of the fiscal year. During this period, healthy earnings data, accommodative monetary policy and increased mergers and acquisition activity was offset by geopolitical concerns around Greece’s debt crisis, increased unrest in the Middle East, weak macro and earnings reports, falling oil prices, and slowing growth in China. Additionally, the sector experienced a slowdown in demand and operating profits for the makers of various semiconductor and microprocessor chip products.

On an individual security level, the top positive contributors to the Fund’s performance were Nintendo Co., Ltd., NXP Semiconductors NV, and Constellation Software, Inc. The top negative contributors to the Fund’s performance were NAVER Corp., Hitachi, Ltd., and Samsung Electronics Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−6.50%	−6.40%	−6.14%	−6.50%	−6.40%	−6.14%

THREE YEARS	24.92%	24.91%	26.88%	7.70%	7.69%	8.27%

FIVE YEARS	26.39%	26.51%	31.12%	4.80%	4.82%	5.57%

SINCE INCEPTION (1)	15.42%	15.22%	20.15%	2.01%	1.98%	2.58%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP SE	ASML HOLDING NV	LM ERICSSON (CLASS B)	CANON, INC.

MARKET VALUE	$1,200,623	599,322	368,004	299,307	297,598

% OF NET ASSETS	11.8	5.9	3.6	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	20.8%
Electronic Equipment, Instruments & Components	20.2
Software	18.2
Semiconductors & Semiconductor Equipment	15.0
IT Services	11.9
Communications Equipment	7.1
Internet Software & Services	6.0
Short Term Investments	13.4
Other Assets & Liabilities	(12.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Telecommunications Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Telecommunications Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −2.70%, and the total return for the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the “Index”) was −2.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, small security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Although the first quarter of the fiscal year saw slightly negative returns, the first half of the calendar year 2015 brought two consecutive quarters of positive performance in the international telecommunications sector. Encouraging market trends in mobile broadband, cloud computing and data management ensured the steady growth of firms even while telecom operators struggled to generate revenue. Most countries already have, or are now in the process of developing, national broadband network policies for fixed broadband. Unfortunately, the positive momentum waned and those gains were wiped out in the final quarter of the fiscal year, when global equity indexes posted their worst performance in several years on concerns about the global economy. Disappointing macro data, Chinese yuan devaluation and uncertainty around the Fed’s rate decision weighed heavily on the markets, thus amounting to negative returns for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Deutsche Telekom AG, Nippon Telegraph & Telephone Corp., and KDDI Corp. The top negative contributors to the Fund’s performance were TeliaSonera AB, Telefonica SA, and SoftBank Group Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

ONE YEAR	−2.70%	−2.58%	−2.27%	−2.70%	−2.58%	−2.27%

THREE YEARS	28.24%	28.27%	32.26%	8.64%	8.65%	9.78%

FIVE YEARS	35.23%	35.67%	42.23%	6.22%	6.29%	7.30%

SINCE INCEPTION (1)	34.31%	34.48%	43.62%	4.18%	4.19%	5.15%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	VODAFONE	DEUTSCHE			SOFTBANK
DESCRIPTION	GROUP PLC	TELEKOM AG	TELEFONICA SA	BT GROUP PLC	GROUP CORP.

MARKET VALUE	$3,788,275	2,503,156	2,394,392	2,374,993	1,979,476

% OF NET ASSETS	10.4	6.9	6.6	6.5	5.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Diversified Telecommunication Services	67.1%
Wireless Telecommunication Services	32.1
Short Term Investments	4.5
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P International Utilities Sector ETF —
Management’s Discussion of Fund Performance

The SPDR S&P International Utilities Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −11.98%, and the total return for the S&P Developed Ex-U.S. BMI Utilities Sector Index (the “Index”) was −11.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash, security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

The demand for utility services like electricity, gas and water varies with the swings of the economy. Three of the four quarters in the Reporting Period posted negative returns, signaling that there was some trouble in the global economy. The last quarter of the time period proved to be the worst performing; global markets entered it nervously with clouds of uncertainty surrounding the possibility of a Greek exit from the Eurozone and a sudden free fall in China’s stock market. While a variety of factors influenced utility stocks over this time period, nearly half of the overall performance was driven by a significant drop in German stock prices within this sector. This decline came as utility companies were short of the money they needed to set aside to build a safe disposal site for nuclear waste as part of Germany’s exit from nuclear power.

On an individual security level, the top positive contributors to the Fund’s performance were Veolia Environnement SA, Tokyo Electric Power Co., Inc., and Chubu Electric Power Co., Inc. The top negative contributors to the Fund’s performance were Engie, RWE AG, and E.ON SE.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as supplemented September 24, 2015) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITIES	NET ASSET	MARKET	EX-U.S. BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−11.98%	−11.75%	−11.52%	−11.98%	−11.75%	−11.52%

THREE YEARS	9.07%	8.73%	11.24%	2.94%	2.83%	3.62%

FIVE YEARS	−4.67%	−4.75%	−0.80%	−0.95%	−0.97%	−0.16%

SINCE INCEPTION (1)	−27.19%	−27.19%	−23.45%	−4.31%	−4.31%	−3.64%

(1)	For the period July 16, 2008 to September 30, 2015.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	ENEL SPA	ENGIE	SSE PLC

MARKET VALUE	$2,673,374	1,927,727	1,537,473	1,275,404	1,095,371

% OF NET ASSETS	9.9	7.1	5.7	4.7	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Electric Utilities	47.2%
Multi-Utilities	29.5
Gas Utilities	14.1
Independent Power and Renewable Electricity Producers	4.6
Water Utilities	4.2
Semiconductors & Semiconductor Equipment	0.0 **
Short Term Investments	9.0
Other Assets & Liabilities	(8.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BELGIUM — 2.2%
Anheuser-Busch InBev SA	50,481	$5,348,685

DENMARK — 2.7%
Novo Nordisk A/S (Class B)	124,683	6,682,595

FRANCE — 12.1%
Air Liquide SA	22,543	2,658,536
AXA SA	137,781	3,327,419
BNP Paribas SA	73,427	4,299,771
LVMH Moet Hennessy Louis Vuitton SE	17,824	3,028,176
Sanofi	78,446	7,433,420
Schneider Electric SE	38,505	2,149,489
Total SA	158,538	7,114,113

		30,010,924

GERMANY — 14.4%
Allianz SE	30,011	4,698,342
BASF SE	60,317	4,599,905
Bayer AG	54,301	6,937,212
Daimler AG	65,451	4,737,918
Deutsche Bank AG	85,114	2,286,854
Deutsche Telekom AG	208,117	3,690,253
SAP SE	63,454	4,104,628
Siemens AG	50,965	4,547,759

		35,602,871

ITALY — 2.5%
ENI SpA	175,349	2,750,052
Intesa Sanpaolo SpA	943,790	3,324,862

		6,074,914

NETHERLANDS — 3.1%
ING Groep NV	254,127	3,588,415
Unilever NV	102,498	4,106,295

		7,694,710

SPAIN — 4.8%
Banco Bilbao Vizcaya Argentaria SA	414,105	3,503,814
Banco Santander SA	940,163	4,978,622
Telefonica SA	287,037	3,469,985

		11,952,421

SWITZERLAND — 23.1%
ABB, Ltd. (a)	151,686	2,673,250
Cie Financiere Richemont SA	34,207	2,650,159
Credit Suisse Group AG (a)	90,894	2,178,628
Nestle SA	209,344	15,693,837
Novartis AG	166,961	15,276,137
Roche Holding AG	46,130	12,133,262
UBS Group AG	230,791	4,253,962
Zurich Insurance Group AG (a)	9,856	2,412,808

		57,272,043

UNITED KINGDOM — 34.6%
AstraZeneca PLC	82,912	5,251,585
Barclays PLC	1,100,147	4,068,632
BG Group PLC	223,814	3,224,101
BP PLC	1,200,318	6,072,726
British American Tobacco PLC	122,415	6,755,146
BT Group PLC	549,879	3,494,971
Diageo PLC	164,967	4,424,192
GlaxoSmithKline PLC	319,442	6,125,854
HSBC Holdings PLC	1,283,147	9,692,966
Imperial Tobacco Group PLC	62,857	3,249,607
Lloyds Banking Group PLC	4,036,926	4,595,984
National Grid PLC	257,493	3,584,054
Prudential PLC	168,850	3,564,092
Reckitt Benckiser Group PLC	43,265	3,923,620
Rio Tinto PLC	80,162	2,683,501
Royal Dutch Shell PLC (Class A)	254,660	6,022,135
Unilever PLC	86,115	3,503,691
Vodafone Group PLC	1,743,190	5,504,116

		85,740,973

TOTAL COMMON STOCKS —
(Cost $286,858,593)		246,380,136

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c) (Cost $251,986)	251,986	251,986

TOTAL INVESTMENTS — 99.6%
(Cost $287,110,579)		246,632,122
OTHER ASSETS & LIABILITIES — 0.4%		993,526

NET ASSETS — 100.0%		$247,625,648

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.6%
Anheuser-Busch InBev SA	1,382,079	$146,437,365

FINLAND — 1.1%
Nokia Oyj	6,620,770	45,118,586

FRANCE — 35.9%
Air Liquide SA	619,214	73,025,002
AXA SA	3,770,739	91,063,572
BNP Paribas SA	2,009,982	117,701,437
Carrefour SA	998,887	29,480,790
Compagnie de Saint-Gobain	910,056	39,323,539
Danone SA	1,098,699	69,194,746
Engie (a)	2,924,117	47,132,801
Essilor International SA	389,022	47,289,351
L’Oreal SA	439,548	76,074,549
LVMH Moet Hennessy Louis Vuitton SE	488,833	83,049,396
Orange SA	3,669,292	55,375,833
Safran SA	615,284	46,222,347
Sanofi	2,148,098	203,550,387
Schneider Electric SE	1,057,635	59,041,037
Societe Generale SA	1,450,918	64,540,526
Total SA	4,341,147	194,801,301
Unibail-Rodamco SE	177,504	45,829,497
Vinci SA	942,676	59,673,760
Vivendi SA	2,108,208	49,724,939

		1,452,094,810

GERMANY — 30.5%
Allianz SE	821,574	128,620,699
BASF SE	1,651,196	125,923,792
Bayer AG	1,486,898	189,958,304
Bayerische Motoren Werke AG	577,530	51,070,569
Daimler AG	1,791,869	129,711,220
Deutsche Bank AG	2,337,851	62,813,679
Deutsche Post AG	1,723,104	47,652,585
Deutsche Telekom AG	5,696,143	101,001,869
E.ON SE	3,601,647	30,864,127
Fresenius SE & Co. KGaA	733,338	49,115,294
Muenchener Rueckversicherungs- Gesellschaft AG	264,210	49,178,627
SAP SE	1,736,898	112,354,136
Siemens AG	1,395,203	124,498,137
Volkswagen AG Preference Shares	283,490	30,932,557

		1,233,695,595

ITALY — 8.3%
Assicurazioni Generali SpA	2,424,789	44,281,116
Enel SpA	12,609,366	56,131,896
ENI SpA (a)	4,809,056	75,421,900
Intesa Sanpaolo SpA	25,828,622	90,991,231
UniCredit SpA	10,740,462	66,778,931

		333,605,074

LUXEMBOURG — 0.0% (b)
APERAM SA (c)	1	27

NETHERLANDS — 9.2%
Airbus Group SE	1,050,159	62,023,194
ASML Holding NV	667,884	58,270,252
ING Groep NV	6,955,423	98,214,448
Koninklijke Philips NV	1,715,068	40,289,473
Unilever NV	2,805,567	112,397,179

		371,194,546

SPAIN — 11.3%
Banco Bilbao Vizcaya Argentaria SA	11,333,581	95,895,376
Banco Santander SA	25,739,110	136,301,148
Iberdrola SA	10,334,868	68,606,329
Industria de Diseno Textil SA	1,891,602	63,197,193
Telefonica SA	7,856,031	94,971,425

		458,971,471

TOTAL COMMON STOCKS —
(Cost $4,596,036,309)		4,041,117,474

SHORT TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	29,979,227	29,979,227
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	278,198	278,198

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,257,425)		30,257,425

TOTAL INVESTMENTS — 100.7%
(Cost $4,626,293,734)		4,071,374,899
OTHER ASSETS & LIABILITIES — (0.7)%		(26,954,056)

NET ASSETS — 100.0%		$4,044,420,843

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AUSTRIA — 1.5%
IMMOFINANZ AG (a)	41,421	$95,247
Raiffeisen Bank International AG (a)	5,743	75,068

		170,315

BELGIUM — 5.8%
Ackermans & van haaren NV	1,119	163,630
bpost SA	4,987	118,182
Cofinimmo SA	1,015	106,898
Colruyt SA (a)	3,023	145,201
Telenet Group Holding NV (a)	2,532	144,907

		678,818

FINLAND — 7.4%
Amer Sports Oyj	5,911	150,042
Huhtamaki Oyj	4,751	144,833
Kesko Oyj (Class B)	3,406	120,369
Metso Oyj	5,463	113,363
Neste Oyj	6,381	146,516
Orion Oyj (Class B)	5,057	190,797

		865,920

FRANCE — 19.6%
Air France-KLM (a)	12,348	85,871
CNP Assurances	7,452	103,230
Dassault Aviation SA	92	105,165
Eurazeo SA	2,059	136,752
Faurecia	3,007	93,212
Fonciere Des Regions	1,458	126,716
ICADE	1,768	119,576
Imerys SA	1,650	105,702
JCDecaux SA	3,242	117,234
Lagardere SCA	5,093	140,648
Orpea	2,000	158,664
Remy Cointreau SA	1,093	71,581
Rubis SCA	1,930	143,179
SEB SA	1,211	111,400
Societe BIC SA	1,370	212,261
Societe Television Francaise 1	5,971	83,647
Technicolor SA	15,287	105,166
Teleperformance	2,847	215,307
Vallourec SA	6,192	54,714

		2,290,025

GERMANY — 21.3%
Aareal Bank AG	2,985	105,824
Axel Springer SE	2,018	112,449
Bilfinger SE	2,295	84,795
Deutsche Euroshop AG	2,216	99,464
Deutsche Lufthansa AG (a)	11,540	160,053
Duerr AG	1,230	86,210
Evonik Industries AG	6,033	201,458
Fraport AG Frankfurt Airport Services Worldwide	1,852	114,094
Freenet AG	6,373	210,108
Fuchs Petrolub SE Preference Shares	3,466	152,861
Gerresheimer AG	1,566	114,042
Kabel Deutschland Holding AG (a)	1,022	132,904
KION Group AG (a)	3,043	134,749
Leoni AG	1,629	86,573
MorphoSys AG (a)	1,306	86,901
OSRAM Licht AG	4,325	223,116
Rheinmetall AG	1,975	120,768
Stada Arzneimittel AG	3,109	111,053
Telefonica Deutschland Holding AG	25,814	157,358

		2,494,780

GREECE — 2.0%
Hellenic Telecommunications Organization SA	12,223	106,423
National Bank of Greece SA (a)	74,430	31,987
OPAP SA	10,530	94,973

		233,383

IRELAND — 5.0%
Glanbia PLC	8,884	165,015
Kingspan Group PLC	7,384	177,582
Paddy Power PLC	2,109	242,951

		585,548

ITALY — 14.5%
Azimut Holding SpA	5,617	120,258
Banca Popolare dell’Emilia Romagna SC	24,005	197,483
Banca Popolare di Milano SCARL	218,576	215,439
Banca Popolare di Sondrio SCARL	22,612	103,335
Davide Campari-Milano SpA	11,152	88,633
Enel Green Power SpA	76,882	145,121
Exor SpA	4,778	207,898
Mediaset SpA	39,153	179,626
Recordati SpA	5,083	117,052
Saipem SpA (a)	12,561	100,462
Unipol Gruppo Finanziario SpA	24,544	107,616
UnipolSai SpA	53,973	117,181

		1,700,104

LUXEMBOURG — 2.5%
Eurofins Scientific SE	430	131,853
RTL Group SA	1,921	165,112

		296,965

NETHERLANDS — 8.9%
Aalberts Industries NV	4,783	141,271
ASM International NV	2,580	83,316
Delta Lloyd NV	9,412	78,828
Koninklijke Vopak NV	3,306	131,689
OCI NV (a)	4,532	115,746
PostNL NV (a)	22,023	80,092
SBM Offshore NV (a)	8,969	113,132
TNT Express NV	23,363	177,806
Wereldhave NV	2,008	115,568

		1,037,448

PORTUGAL — 2.2%
Banco Comercial Portugues SA (a)	2,028,012	98,474
Jeronimo Martins SGPS SA	12,206	164,112

		262,586

SPAIN — 8.1%
Bolsas y Mercados Espanoles SHMSF SA	3,954	133,336
Gamesa Corp. Tecnologica SA	11,186	154,581
Mapfre SA	49,579	129,225
Mediaset Espana Comunicacion SA	9,831	107,127

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Merlin Properties Socimi SA (a)	16,111	$191,528
Viscofan SA	2,208	132,797
Zardoya Otis SA	8,631	93,068

		941,662

UNITED KINGDOM — 1.3%
Dialog Semiconductor PLC (a)	3,884	155,081

TOTAL COMMON STOCKS —
(Cost $13,033,097)		11,712,635

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $1,463)	1,463	1,463

TOTAL INVESTMENTS — 100.1%
(Cost $13,034,560)		11,714,098
OTHER ASSETS & LIABILITIES — (0.1)%		(6,579)

NET ASSETS — 100.0%		$11,707,519

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

MUTUAL FUNDS — 98.2%
UNITED STATES — 98.2%
SPDR EURO STOXX 50 ETF (a) (Cost $7,429,789)	197,566	$6,687,609

SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a)(b) (Cost $113,782)	113,782	113,782

TOTAL INVESTMENTS — 99.9%
(Cost $7,543,571)		6,801,391
OTHER ASSETS & LIABILITIES — 0.1%		5,403

NET ASSETS — 100.0%		$6,806,794

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.

At September 30, 2015, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

Euro Stoxx 50	12/18/2015	4	$138,013	$(3,159)

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Bank of America N.A.	EUR	1,415,862	USD	1,587,195	10/5/2015	$6,674
Bank of Montreal	EUR	1,415,862	USD	1,587,181	10/5/2015	6,659
Bank of Montreal	USD	370,000	EUR	330,031	10/5/2015	(1,588)
Bank of Montreal	USD	1,433,157	EUR	1,283,849	10/5/2015	—
BNP Paribas SA	EUR	1,415,862	USD	1,587,237	10/5/2015	6,714
BNP Paribas SA	USD	370,000	EUR	330,034	10/5/2015	(1,584)
Citibank N.A.	USD	1,433,173	EUR	1,283,849	10/5/2015	(17)
HSBC Bank USA	USD	1,433,156	EUR	1,283,849	10/5/2015	1
Royal Bank of Canada	USD	1,433,156	EUR	1,283,849	10/5/2015	1
Standard Chartered Bank	EUR	1,415,862	USD	1,587,235	10/5/2015	6,713
Toronto Dominion Bank	EUR	1,415,864	USD	1,587,204	10/5/2015	6,681
UBS AG	USD	1,433,156	EUR	1,283,851	10/5/2015	3
Societe Generale	USD	160,439	EUR	144,000	10/7/2015	312
Bank of Montreal	EUR	1,283,849	USD	1,433,770	11/4/2015	(27)
Citibank N.A.	EUR	1,283,849	USD	1,433,738	11/4/2015	(59)
Goldman Sachs	USD	537,000	EUR	480,774	11/4/2015	(73)
HSBC Bank USA	EUR	1,283,849	USD	1,433,795	11/4/2015	(3)
Royal Bank of Canada	EUR	1,283,849	USD	1,433,786	11/4/2015	(12)
UBS AG	EUR	1,283,851	USD	1,433,798	11/4/2015	(2)

						$30,393

EUR — Euro Currency

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

MUTUAL FUNDS — 99.7%
UNITED STATES — 99.7%
SPDR S&P International Dividend ETF (a) (Cost $4,038,740)	114,286	$3,881,153

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a)(b) (Cost $14,218)	14,218	14,218

TOTAL INVESTMENTS — 100.1%
(Cost $4,052,958)		3,895,371
OTHER ASSETS & LIABILITIES — (0.1)%		(3,443)

NET ASSETS — 100.0%		$3,891,928

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	Depreciation

Bank of America N.A.	CAD	484,000	USD	364,989	10/5/2015	$3,992
Bank of America N.A.	CHF	44,000	USD	45,377	10/5/2015	341
Bank of America N.A.	DKK	384,000	USD	58,145	10/5/2015	685
Bank of Montreal	EUR	872,000	USD	984,997	10/5/2015	11,586
Bank of Montreal	USD	973,411	EUR	872,000	10/5/2015	—
Citibank N.A.	CZK	450,000	USD	18,786	10/5/2015	300
Citibank N.A.	NOK	100,000	USD	12,174	10/5/2015	452
Citibank N.A.	NZD	89,000	USD	56,299	10/5/2015	(622)
Citibank N.A.	SEK	1,430,000	USD	172,825	10/5/2015	2,313
Citibank N.A.	SGD	65,000	USD	46,182	10/5/2015	470
Citibank N.A.	TRY	300,000	USD	97,556	10/5/2015	(1,406)
Citibank N.A.	USD	192,219	ZAR	2,659,000	10/5/2015	(9)
Citibank N.A.	USD	18,488	CZK	450,000	10/5/2015	(3)
Citibank N.A.	USD	56,924	NZD	89,000	10/5/2015	(2)
Citibank N.A.	USD	170,514	SEK	1,430,000	10/5/2015	(2)
Citibank N.A.	USD	98,963	TRY	300,000	10/5/2015	(1)
Citibank N.A.	USD	11,723	NOK	100,000	10/5/2015	—
Citibank N.A.	USD	45,712	SGD	65,000	10/5/2015	—
Citibank N.A.	ZAR	2,659,000	USD	195,595	10/5/2015	3,386
HSBC Bank USA	USD	57,463	DKK	384,000	10/5/2015	(2)
HSBC Bank USA	USD	360,995	CAD	484,000	10/5/2015	3
HSBC Bank USA	USD	45,035	CHF	44,000	10/5/2015	—
Royal Bank of Canada	GBP	461,000	USD	709,352	10/5/2015	11,064
Royal Bank of Canada	HKD	1,765,000	USD	227,733	10/5/2015	(7)
Royal Bank of Canada	USD	227,740	HKD	1,765,000	10/5/2015	—
Royal Bank of Canada	USD	698,289	GBP	461,000	10/5/2015	(1)
Societe Generale	THB	4,824,000	USD	133,702	10/5/2015	806
Societe Generale	USD	66,436	THB	2,412,000	10/5/2015	12
BNP Paribas SA	AUD	1,370,000	USD	978,332	10/6/2015	16,469
UBS AG	USD	961,853	AUD	1,370,000	10/6/2015	11

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	Depreciation

Bank of Montreal	EUR	872,000	USD	973,828	11/4/2015	$(19)
Citibank N.A.	CZK	450,000	USD	18,496	11/4/2015	(3)
Citibank N.A.	NOK	100,000	USD	11,717	11/4/2015	(1)
Citibank N.A.	NZD	89,000	USD	56,793	11/4/2015	(2)
Citibank N.A.	SEK	1,430,000	USD	170,621	11/4/2015	(6)
Citibank N.A.	SGD	65,000	USD	45,653	11/4/2015	(17)
Citibank N.A.	TRY	300,000	USD	98,015	11/4/2015	(29)
Citibank N.A.	ZAR	2,659,000	USD	191,210	11/4/2015	(18)
Goldman Sachs	USD	4,493	CAD	6,000	11/4/2015	(19)
Goldman Sachs	USD	24,582	EUR	22,000	11/4/2015	(13)
Goldman Sachs	USD	66,599	AUD	95,000	11/4/2015	(6)
Goldman Sachs	USD	21,937	HKD	170,000	11/4/2015	(2)
Goldman Sachs	USD	9,584	DKK	64,000	11/4/2015	(1)
Goldman Sachs	USD	15,146	GBP	10,000	11/4/2015	(1)
Goldman Sachs	USD	5,970	ZAR	83,000	11/4/2015	(1)
Goldman Sachs	USD	9,075	GBP	6,000	11/4/2015	12
Goldman Sachs	USD	11,901	AUD	17,000	11/4/2015	16
Goldman Sachs	USD	6,086	SEK	51,000	11/4/2015	—
HSBC Bank USA	CAD	484,000	USD	360,957	11/4/2015	4
HSBC Bank USA	CHF	44,000	USD	45,080	11/4/2015	(2)
HSBC Bank USA	DKK	384,000	USD	57,498	11/4/2015	(4)
Royal Bank of Canada	GBP	461,000	USD	698,187	11/4/2015	(4)
Royal Bank of Canada	HKD	1,765,000	USD	227,733	11/4/2015	(3)
Societe Generale	THB	2,412,000	USD	66,170	11/4/2015	(207)
UBS AG	AUD	1,370,000	USD	960,362	11/4/2015	10

						$49,519

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — Great British Pound
HKD — Hong Kong Dollar
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 12.2%
Abacus Property Group	2,140	$4,764
Aveo Group	2,990	5,627
BWP Trust	3,976	8,628
Cedar Woods Properties, Ltd.	458	1,383
Charter Hall Retail REIT	2,470	7,060
Cromwell Property Group	9,422	6,352
Dexus Property Group	7,428	37,297
Federation Centres	26,032	50,090
GDI Property Group	3,852	2,475
GPT Group	13,752	43,554
Growthpoint Properties Australia, Ltd.	1,502	3,291
Investa Office Fund	4,512	12,484
Mirvac Group	28,606	34,552
Scentre Group	41,190	112,810
Shopping Centres Australasia Property Group	5,276	7,225
Stockland	18,270	49,396
Westfield Corp.	15,272	106,926

		493,914

AUSTRIA — 1.1%
BUWOG AG (a)	424	8,992
CA Immobilien Anlagen AG (a)	574	10,553
Conwert Immobilien Invest SE (a)	496	6,694
IMMOFINANZ AG (a)	7,058	16,230
S IMMO AG (a)	414	3,512

		45,981

BELGIUM — 0.9%
Befimmo SA	158	9,681
Cofinimmo SA	158	16,640
Intervest Offices & Warehouses NV	106	2,448
Warehouses De Pauw CVA	108	8,358

		37,127

BERMUDA — 0.0% (b)
CSI Properties, Ltd.	40,000	1,265

CANADA — 3.7%
Allied Properties Real Estate Investment Trust	294	7,660
Artis Real Estate Investment Trust	520	4,918
Boardwalk Real Estate Investment Trust	180	7,360
Brookfield Canada Office Properties	100	1,838
Canadian Apartment Properties REIT	448	9,483
Canadian Real Estate Investment Trust	282	8,618
Choice Properties Real Estate Investment Trust	340	2,916
Cominar Real Estate Investment Trust	636	7,652
Crombie Real Estate Investment Trust	294	2,811
CT Real Estate Investment Trust	244	2,341
Dream Global Real Estate Investment Trust	424	2,796
Dream Industrial Real Estate Investment Trust	220	1,295
Dream Office Real Estate Investment Trust	410	6,483
First Capital Realty, Inc.	858	11,967
Granite Real Estate Investment Trust	178	4,989
H&R Real Estate Investment Trust	1,046	16,049
InnVest Real Estate Investment Trust	496	1,842
InterRent Real Estate Investment Trust	266	1,290
Killam Properties, Inc.	432	3,206
Mainstreet Equity Corp. (a)	44	1,029
Milestone Apartments Real Estate Investment Trust	230	2,630
Morguard Real Estate Investment Trust	236	2,406
Northern Property Real Estate Investment Trust	120	1,766
NorthWest Healthcare Properties Real Estate Investment Trust	216	1,289
Pure Industrial Real Estate Trust	716	2,371
RioCan Real Estate Investment Trust	1,202	22,835
Smart Real Estate Investment Trust	486	11,085

		150,925

CHINA — 1.5%
Far East Consortium International, Ltd.	8,000	2,973
K Wah International Holdings, Ltd.	8,000	3,179
Kerry Properties, Ltd.	5,000	13,677
Kowloon Development Co., Ltd.	2,000	2,292
Sino Land Co., Ltd.	24,000	36,356

		58,477

FINLAND — 0.4%
Citycon Oyj (a)	3,098	7,608
Sponda Oyj	1,642	6,401
Technopolis Oyj	660	2,534

		16,543

FRANCE — 8.7%
ANF Immobilier	50	1,113
Fonciere Des Regions	232	20,163
Gecina SA	268	32,593
ICADE	258	17,449
Klepierre	1,460	65,988
Mercialys SA	392	8,463
Nexity SA	230	9,888
Unibail-Rodamco SE	762	196,740

		352,397

GERMANY — 7.0%
ADLER Real Estate AG (a)	178	2,432
Alstria Office REIT-AG (a)	672	8,728
Deutsche Euroshop AG	354	15,889
Deutsche Wohnen AG	2,602	69,373
DIC Asset AG	344	3,091
DO Deutsche Office AG	698	3,420
Hamborner REIT AG	464	4,480
LEG Immobilien AG (a)	442	36,417
Patrizia Immobilien AG (a)	296	7,056
TAG Immobilien AG	774	9,162
TLG Immobilien AG	404	7,306
Vonovia SE	3,606	115,704

		283,058

HONG KONG — 13.6%
Champion REIT	18,000	8,965
Hang Lung Properties, Ltd.	18,000	40,320
Henderson Land Development Co., Ltd.	9,000	53,535
Hysan Development Co., Ltd.	5,000	20,774
Lai Sun Development Co., Ltd.	90,000	1,405

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	7,000	$2,448
Link REIT	18,000	98,709
New World Development Co., Ltd.	42,000	40,645
Prosperity REIT	8,000	2,735
Redefine International PLC	7,860	6,269
Regal Real Estate Investment Trust	8,000	1,961
Sun Hung Kai Properties, Ltd.	14,000	181,547
Sunlight Real Estate Investment Trust	8,000	3,912
Swire Properties, Ltd.	9,200	25,404
Wharf Holdings, Ltd.	11,000	61,742

		550,371

ISRAEL — 0.4%
Africa Israel Properties, Ltd. (a)	100	1,309
Amot Investments, Ltd.	850	2,616
Bayside Land Corp.	6	1,762
Melisron, Ltd.	120	4,464
Nitsba Holdings 1995, Ltd. (a)	198	3,481
REIT 1, Ltd.	1,246	3,273

		16,905

ITALY — 0.2%
Beni Stabili SpA	7,900	6,124
Immobiliare Grande Distribuzione SpA	2,634	2,358

		8,482

JAPAN — 20.0%
Activia Properties, Inc.	4	16,733
Advance Residence Investment Corp.	6	12,645
Aeon Mall Co., Ltd.	600	9,173
AEON REIT Investment Corp.	4	4,215
Ardepro Co., Ltd.	600	491
Comforia Residential REIT, Inc.	2	3,766
Daibiru Corp.	200	1,550
Daikyo, Inc.	2,000	3,373
Daiwa House Industry Co., Ltd.	2,800	68,910
Daiwa House REIT Investment Corp.	2	7,339
Daiwa Office Investment Corp.	2	9,652
Daiwahouse Residential Investment Corp.	4	8,143
Frontier Real Estate Investment Corp.	2	7,740
Fukuoka REIT Corp.	4	5,912
Global One Real Estate Investment Corp.	1	2,998
GLP J-REIT	12	11,472
Hankyu REIT, Inc.	2	2,106
Heiwa Real Estate Co., Ltd.	200	2,134
Heiwa Real Estate REIT, Inc.	4	2,929
Hulic Co., Ltd.	1,400	12,590
Hulic REIT, Inc.	4	5,277
Ichigo Office REIT Investment	6	4,138
Industrial & Infrastructure Fund Investment Corp.	2	8,700
Invesco Office J-REIT, Inc.	2	1,563
Invincible Investment Corp.	12	6,673
Japan Excellent, Inc.	6	6,603
Japan Hotel REIT Investment Corp.	14	8,919
Japan Logistics Fund, Inc.	4	7,184
Japan Prime Realty Investment Corp.	4	12,975
Japan Real Estate Investment Corp.	6	27,604
Japan Rental Housing Investments, Inc.	8	5,217
Japan Retail Fund Investment Corp.	12	23,205
Kenedix Office Investment Corp.	2	9,502
Kenedix Residential Investment Corp.	2	5,160
Leopalace21 Corp. (a)	1,200	5,571
MCUBS MidCity Investment Corp.	2	5,202
Mitsubishi Estate Co., Ltd.	6,000	122,014
Mitsui Fudosan Co., Ltd.	4,000	108,980
Mori Hills REIT Investment Corp.	6	7,049
Mori Trust Sogo REIT, Inc.	4	6,840
Nippon Accommodations Fund, Inc.	2	6,655
Nippon Building Fund, Inc.	7	33,841
Nippon Prologis REIT, Inc.	8	14,508
NIPPON REIT Investment Corp.	2	4,302
Nomura Real Estate Holdings, Inc.	600	12,004
Nomura Real Estate Master Fund, Inc.	8	10,240
Nomura Real Estate Office Fund, Inc.	2	9,068
NTT Urban Development Corp.	600	5,496
Orix JREIT, Inc.	10	13,518
Premier Investment Corp.	2	9,953
Sekisui House SI Residential Investment Corp.	4	3,420
Sumitomo Realty & Development Co., Ltd.	2,000	63,307
Sun Frontier Fudousan Co., Ltd.	200	1,505
Takara Leben Co., Ltd.	400	1,950
TOC Co., Ltd.	200	1,396
Tokyo Tatemono Co., Ltd.	1,000	11,865
Tokyu REIT, Inc.	4	5,153
Top REIT, Inc.	1	3,863
Tosei Corp.	200	1,283
United Urban Investment Corp.	12	16,011

		811,585

LUXEMBOURG — 0.3%
Grand City Properties SA	596	11,426

NETHERLANDS — 1.1%
Eurocommercial Properties NV	368	16,029
NSI NV	998	3,859
VastNed Retail NV	148	6,398
Wereldhave NV	312	17,957

		44,243

NEW ZEALAND — 0.6%
Argosy Property, Ltd.	6,210	4,171
Goodman Property Trust	8,080	5,996
Kiwi Income Property Group, Ltd.	9,260	7,612
Precinct Properties New Zealand, Ltd.	7,964	5,782

		23,561

NORWAY — 0.2%
Entra ASA (c)	640	5,158
Norwegian Property ASA (a)	1,910	2,114
Selvaag Bolig ASA	254	750

		8,022

SINGAPORE — 7.1%
AIMS AMP Capital Industrial REIT	3,600	3,431
Ascendas Hospitality Trust	5,600	2,461
Ascendas India Trust	5,800	3,488
Ascendas Real Estate Investment Trust	15,800	26,002
Ascott Residence Trust	6,600	5,686
Cache Logistics Trust	5,400	3,684

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Cambridge Industrial Trust	7,000	$3,003
CapitaLand Commercial Trust, Ltd.	16,000	15,078
CapitaLand Mall Trust	18,800	25,121
CapitaLand Retail China Trust	4,200	4,032
CDL Hospitality Trusts	5,000	4,571
City Developments, Ltd.	3,200	17,329
Far East Hospitality Trust	6,200	2,812
First Real Estate Investment Trust	3,800	3,447
Frasers Centrepoint Trust	4,200	5,627
Frasers Commercial Trust	4,600	4,303
Frasers Hospitality Trust	3,600	1,848
Global Logistic Properties, Ltd.	24,400	35,007
Ho Bee Land, Ltd.	1,400	1,920
Hong Fok Corp., Ltd.	1,800	854
Keppel DC REIT	4,000	2,869
Keppel REIT	14,800	9,940
Lippo Malls Indonesia Retail Trust	13,600	3,061
Mapletree Commercial Trust	9,800	8,650
Mapletree Greater China Commercial Trust	14,800	9,680
Mapletree Industrial Trust	9,400	9,817
Mapletree Logistics Trust	11,400	7,857
OUE Hospitality Trust	5,600	3,151
Parkway Life Real Estate Investment Trust	2,800	4,529
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	4,600	2,443
SingHaiyi Group, Ltd.	6,600	473
Soilbuild Business Space REIT	5,000	2,831
SPH REIT	5,800	3,814
Starhill Global REIT	10,800	5,735
Suntec Real Estate Investment Trust	18,400	19,411
UOL Group, Ltd.	3,600	15,216
Wheelock Properties Singapore, Ltd.	2,400	2,540
Yanlord Land Group, Ltd.	4,600	3,284
Ying Li International Real Estate, Ltd. (a)	7,000	847

		285,852

SPAIN — 1.5%
Axiare Patrimonio SOCIMI SA	558	7,618
Hispania Activos Inmobiliarios SA (a)	638	8,856
Inmobiliaria Colonial SA (a)	14,802	10,277
Lar Espana Real Estate Socimi SA	464	4,428
Merlin Properties Socimi SA (a)	2,374	28,222

		59,401

SWEDEN — 3.3%
Castellum AB	1,198	16,812
Dios Fastigheter AB	346	2,290
Fabege AB	1,024	14,981
Fastighets AB Balder (Class B) (a)	644	12,193
Great Portland Estates PLC	2,660	34,450
Hemfosa Fastigheter AB	966	10,280
Hufvudstaden AB (Class A)	864	11,280
Klovern AB (Class B)	3,550	3,344
Kungsleden AB	1,268	8,504
Wallenstam AB (Class B)	1,418	11,632
Wihlborgs Fastigheter AB	536	9,586

		135,352

SWITZERLAND — 2.2%
Allreal Holding AG (a)	104	13,571
Intershop Holding AG	8	3,324
Mobimo Holding AG (a)	48	9,658
PSP Swiss Property AG (a)	320	26,232
Swiss Prime Site AG (a)	512	37,309

		90,094

UNITED KINGDOM — 13.7%
Big Yellow Group PLC	1,152	12,634
British Land Co. PLC	7,502	95,284
Capital & Counties Properties PLC	5,854	38,511
Derwent London PLC	814	44,869
Grainger PLC	3,220	11,608
Hammerson PLC	6,068	57,309
Hansteen Holdings PLC	5,570	10,184
Helical Bar PLC	778	4,835
Intu Properties PLC	7,252	36,206
Land Securities Group PLC	6,116	116,636
Londonmetric Property PLC	4,616	11,474
NewRiver Retail, Ltd.	934	4,966
Primary Health Properties PLC	818	5,018
Safestore Holdings PLC	1,606	7,170
Schroder Real Estate Investment Trust, Ltd.	4,012	3,540
Segro PLC	5,782	37,617
Shaftesbury PLC	2,044	28,392
Unite Group PLC	1,716	16,974
Workspace Group PLC	934	13,271

		556,498

TOTAL COMMON STOCKS —
(Cost $4,024,999)		4,041,479

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $2,435)	2,435	2,435

TOTAL INVESTMENTS — 99.8%
(Cost $4,027,434)		4,043,914
OTHER ASSETS & LIABILITIES — 0.2%		8,406

NET ASSETS — 100.0%		$4,052,320

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	Depreciation

Bank of America N.A.	GBP	388,000	USD	597,025	10/5/2015	$9,312
Bank of America N.A.	SGD	419,000	USD	297,704	10/5/2015	3,039
Bank of Montreal	CAD	200,000	USD	150,820	10/5/2015	1,648
Bank of Montreal	CHF	91,000	USD	93,846	10/5/2015	705
Bank of Montreal	SEK	826,000	USD	99,832	10/5/2015	1,340
Bank of Montreal	USD	93,142	CHF	91,000	10/5/2015	(1)
Bank of Montreal	USD	149,170	CAD	200,000	10/5/2015	2
Bank of Montreal	USD	98,491	SEK	826,000	10/5/2015	—
BNP Paribas SA	JPY	98,440,000	USD	820,301	10/5/2015	(1,671)
Citibank N.A.	HKD	4,582,000	USD	591,202	10/5/2015	(20)
Citibank N.A.	NOK	69,000	USD	8,400	10/5/2015	312
Citibank N.A.	NZD	38,000	USD	24,038	10/5/2015	(266)
Citibank N.A.	USD	24,304	NZD	38,000	10/5/2015	(1)
Citibank N.A.	USD	591,222	HKD	4,582,000	10/5/2015	—
Citibank N.A.	USD	8,089	NOK	69,000	10/5/2015	—
HSBC Bank USA	USD	294,676	SGD	419,000	10/5/2015	(11)
HSBC Bank USA	USD	587,715	GBP	388,000	10/5/2015	(2)
Royal Bank of Canada	EUR	763,000	USD	861,879	10/5/2015	10,144
Royal Bank of Canada	USD	851,734	EUR	763,000	10/5/2015	1
UBS AG	USD	821,971	JPY	98,440,000	10/5/2015	—
Bank of Montreal	AUD	704,000	USD	502,779	10/6/2015	8,508
Bank of Montreal	USD	494,270	AUD	704,000	10/6/2015	2
Citibank N.A.	ILS	68,000	USD	17,498	10/6/2015	173
Citibank N.A.	USD	17,326	ILS	68,000	10/6/2015	—
Bank of Montreal	AUD	704,000	USD	493,469	11/4/2015	(26)
Bank of Montreal	CAD	200,000	USD	149,154	11/4/2015	(1)
Bank of Montreal	CHF	91,000	USD	93,228	11/4/2015	(10)
Bank of Montreal	SEK	826,000	USD	98,556	11/4/2015	(2)
Citibank N.A.	HKD	4,582,000	USD	591,201	11/4/2015	(10)
Citibank N.A.	ILS	68,000	USD	17,329	11/4/2015	(2)
Citibank N.A.	NOK	69,000	USD	8,085	11/4/2015	—
Citibank N.A.	NZD	38,000	USD	24,249	11/4/2015	(1)
Goldman Sachs	CAD	2,000	USD	1,491	11/4/2015	—
Goldman Sachs	EUR	2,000	USD	2,234	11/4/2015	—
Goldman Sachs	GBP	2,000	USD	3,029	11/4/2015	—
Goldman Sachs	SEK	19,000	USD	2,267	11/4/2015	—
Goldman Sachs	USD	25,879	JPY	3,098,000	11/4/2015	(2)
Goldman Sachs	USD	6,309	AUD	9,000	11/4/2015	(1)
Goldman Sachs	USD	2,049	CHF	2,000	11/4/2015	—
Goldman Sachs	USD	3,742	HKD	29,000	11/4/2015	—
Goldman Sachs	USD	255	ILS	1,000	11/4/2015	—
Goldman Sachs	USD	8,432	SGD	12,000	11/4/2015	—
HSBC Bank USA	GBP	388,000	USD	587,629	11/4/2015	(2)
HSBC Bank USA	SGD	419,000	USD	294,298	11/4/2015	(96)

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	Depreciation

Royal Bank of Canada	EUR	763,000	USD	852,108	11/4/2015	$(7)
UBS AG	JPY	98,440,000	USD	822,249	11/4/2015	(25)

						$33,029

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHINA — 33.3%
21Vianet Group, Inc. ADR (a)(b)	12,653	$231,297
500.com, Ltd. ADR (Class A) (a)	2,300	37,306
51job, Inc. ADR (a)	3,764	103,134
58.com Inc, ADR (a)(b)	5,763	271,149
A8 New Media Group, Ltd. (a)	544,000	47,029
Agricultural Bank of China, Ltd. (Class H)	3,778,000	1,428,319
Air China, Ltd. (Class H)	513,414	404,766
Alibaba Group Holding, Ltd. ADR (a)(b)	179,608	10,591,484
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	994,304	309,194
Angang Steel Co., Ltd. (b)	561,244	225,220
Anhui Conch Cement Co., Ltd. (Class H)	327,750	962,099
Anhui Expressway Co., Ltd. (Class H) (b)	72,000	58,529
Anta Sports Products, Ltd.	136,000	350,966
Autohome, Inc. ADR (a)	6,793	220,976
BAIC Motor Corp., Ltd. (Class H) (b)(c)	273,500	239,620
Baidu, Inc. ADR (a)	49,248	6,767,168
Bank of China, Ltd. (Class H)	12,318,466	5,292,933
Bank of Communications Co., Ltd. (Class H)	3,475,630	2,408,260
BBMG Corp. (Class H)	154,500	105,857
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	2,436,600	301,822
Bitauto Holdings, Ltd. ADR (a)(b)	3,528	105,029
Boer Power Holdings, Ltd. (b)	67,000	113,078
Boyaa Interactive International, Ltd. (b)	146,200	59,989
Brilliance China Automotive Holdings, Ltd. (b)	506,000	598,056
BYD Co., Ltd. (Class H) (a)(b)	125,800	663,083
BYD Electronic International Co., Ltd. (a)	161,000	99,923
CAR, Inc. (a)(b)	249,649	359,492
CGN Power Co., Ltd. (Class H) (c)	1,775,000	739,769
Chanjet Information Technology Co., Ltd. (Class H)	35,300	60,943
China Animal Healthcare, Ltd. (a)(b)(d)	305,700	102,557
China Assurance Finance Group, Ltd. (a)	205,000	26,716
China Biologic Products, Inc. (a)	1,100	98,802
China Cinda Asset Management Co., Ltd. (Class H)	1,518,600	525,138
China CITIC Bank Corp., Ltd. (Class H) (a)	1,832,341	1,061,569
China Coal Energy Co., Ltd. (Class H) (b)	896,000	361,866
China Communications Construction Co., Ltd. (Class H)	816,000	1,003,410
China Conch Venture Holdings, Ltd. (b)	204,100	432,953
China Construction Bank Corp. (Class H)	14,989,148	9,960,466
China COSCO Holdings Co., Ltd. (Class H) (a)(b)(e)	1,067,730	680,587
China Eastern Airlines Corp., Ltd. (Class H) (a)	254,000	151,744
China Fangda Group Co., Ltd. (Class B)	118,000	72,322
China Fire Safety Enterprise Group, Ltd. (a)	570,000	30,155
China Galaxy Securities Co., Ltd. (Class H) (b)	481,100	337,699
China Harmony New Energy Auto Holdings, Ltd.	105,500	49,687
China Hongqiao Group, Ltd. (b)	166,000	77,752
China Huiyuan Juice Group, Ltd. (a)	195,500	73,154
China International Marine Containers Group Co., Ltd. (Class H)	116,000	203,560
China Jicheng Holdings, Ltd. (a)(c)	626,300	163,241
China Lesso Group Holdings, Ltd.	186,000	149,759
China Life Insurance Co., Ltd. (Class H)	1,327,708	4,591,270
China Lilang, Ltd. (b)	115,000	98,083
China Lodging Group, Ltd. ADR (a)	5,455	132,720
China Longyuan Power Group Corp. (Class H)	661,000	709,611
China Machinery Engineering Corp. (Class H)	118,000	101,403
China Merchants Bank Co., Ltd. (Class H)	865,760	2,088,982
China Merchants Property Development Co., Ltd. (Class B)	296,126	961,735
China Minsheng Banking Corp., Ltd. (Class H)	1,202,600	1,107,937
China Molybdenum Co., Ltd. (Class H) (b)	185,000	89,754
China National Building Material Co., Ltd. (Class H) (b)	578,000	332,628
China NT Pharma Group Co., Ltd. (a)	145,500	33,793
China Oilfield Services, Ltd. (Class H) (b)	382,557	382,061
China Pacific Insurance Group Co., Ltd. (Class H)	402,000	1,486,094
China Petroleum & Chemical Corp. (Class H)	4,699,726	2,856,202
China Railway Construction Corp., Ltd. (Class H)	331,500	486,767
China Railway Group, Ltd. (Class H)	908,000	823,639
China Shengmu Organic Milk, Ltd. (a)(c)	469,000	102,877
China Shenhua Energy Co., Ltd. (Class H)	690,040	1,054,196
China Shipping Container Lines Co., Ltd. (a)(b)(e)	1,637,339	657,044
China Shipping Development Co., Ltd. (b)(e)	775,215	549,149
China Silver Group, Ltd.	120,000	29,264
China Southern Airlines Co., Ltd. (Class H)	282,000	207,041

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

China Telecom Corp., Ltd. (Class H)	3,149,320	$1,515,727
China Vanke Co., Ltd. (Class H) (b)	172,700	368,573
Chinasoft International, Ltd. (a)	300,000	114,967
Chongqing Changan Automobile Co., Ltd. (Class B)	116,300	196,433
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	277,000	156,191
CITIC Securities Co., Ltd. (Class H) (b)	289,500	515,493
CNinsure, Inc. ADR (a)(b)	11,532	88,220
Cogobuy Group (a)(c)	80,000	80,722
Colour Life Services Group Co., Ltd.	119,000	93,050
Consun Pharmaceutical Group, Ltd.	238,400	144,885
Coolpad Group, Ltd. (a)	600,000	112,257
Cosmo Lady China Holdings Co., Ltd. (b)(c)	130,000	137,548
Country Garden Holdings Co., Ltd. (b)	995,333	358,318
Credit China Holdings, Ltd.	536,000	138,322
CRRC Corp., Ltd. (Class H) (a)(b)	689,000	871,246
CSG Holding Co., Ltd. (Class B)	152,200	115,278
CT Environmental Group, Ltd. (b)	508,000	158,626
Ctrip.com International, Ltd. ADR (a)	27,112	1,712,936
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (c)	87,300	500,141
Datang International Power Generation Co., Ltd. (Class H)	498,000	188,275
Dazhong Transportation Group Co., Ltd. (Class B)	97,800	88,705
Dongfang Electric Corp., Ltd. (Class H)	28,400	29,133
Dongfeng Motor Group Co., Ltd. (Class H)	630,468	785,029
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	15,562	92,905
E-House China Holdings, Ltd. ADR (b)	22,421	133,181
FIH Mobile, Ltd.	446,000	204,295
First Tractor Co., Ltd. (Class H)	104,000	60,789
GF Securities Co., Ltd. (Class H) (a)(b)	149,200	269,521
Golden Eagle Retail Group, Ltd. (b)	124,000	145,279
Goodbaby International Holdings, Ltd. (a)	345,000	153,580
Great Wall Motor Co., Ltd. (Class H)	489,000	540,105
Greentown China Holdings, Ltd. (a)(b)	141,500	101,332
Guangshen Railway Co., Ltd.	96,000	38,152
Guangzhou Automobile Group Co., Ltd. (Class H)	652,032	530,877
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H) (b)	62,000	159,199
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	530,976	480,958
Haitian International Holdings, Ltd.	101,000	166,551
Haitong Securities Co., Ltd. (Class H) (b)	459,600	661,820
Hengan International Group Co., Ltd.	118,500	1,152,118
Hi Sun Technology China, Ltd. (a)(b)	450,000	75,483
Homeinns Hotel Group ADR (a)	5,973	171,664
Huadian Fuxin Energy Corp., Ltd. (Class H)	320,000	110,244
Huadian Power International Corp., Ltd. (Class H)	284,000	220,969
Huaneng Power International, Inc. (Class H)	820,472	881,869
Huaneng Renewables Corp., Ltd. (Class H)	516,000	190,419
Huatai Securities Co., Ltd. (Class H) (a)(c)	101,200	199,265
Huishang Bank Corp., Ltd. (Class H)	911,000	398,486
Industrial & Commercial Bank of China, Ltd. (Class H)	13,661,138	7,861,714
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	350,878	285,264
Intime Retail Group Co., Ltd.	233,500	241,031
JD.com, Inc. ADR (a)	136,138	3,547,756
Jiangsu Expressway Co., Ltd. (Class H)	492,299	626,963
Jiangsu Future Land Co., Ltd. (Class B)	134,434	243,191
Jiangxi Copper Co., Ltd. (Class H)	473,578	574,401
Jingwei Textile Machinery (Class H) (b)	152,000	227,900
Jinheng Automotive Safety Technology Holdings, Ltd. (a)	244,000	29,595
JinkoSolar Holding Co., Ltd. ADR (a)(b)	4,426	97,106
Jumei International Holding, Ltd. ADR (a)(b)	3,400	33,558
Kama Co., Ltd. (Class B) (a)	162,217	135,613
Kangda International Environmental Co., Ltd. (a)(b)(c)	310,000	81,599
Kingsoft Corp., Ltd.	155,000	301,998
Konka Group Co., Ltd. (Class B)	662,600	252,214
KWG Property Holding, Ltd.	220,000	144,206
Lao Feng Xiang Co., Ltd. (Class B)	80,616	327,946
Launch Tech Co., Ltd. (Class H) (a)	25,000	29,677
Leyou Technologies Holdings, Ltd. (a)	320,800	34,770
Lifetech Scientific Corp. (a)	368,000	53,182
Livzon Pharmaceutical Group, Inc. (Class H) (e)	26,590	137,238
Luoyang Glass Co., Ltd. (Class H) (a)	82,000	53,855
Luthai Textile Co., Ltd.	67,000	82,820
Luye Pharma Group, Ltd. (a)	283,000	251,595
Maanshan Iron & Steel (a)(b)	972,971	209,658
Metallurgical Corp. of China, Ltd. (Class H) (e)	574,000	211,823
Mindray Medical International, Ltd. ADR	16,035	350,685
MOBI Development Co., Ltd.	660,000	102,193
Nanjing Panda Electronics Co., Ltd. (Class H)	46,000	31,636
NetEase, Inc. ADR	14,455	1,736,335
New China Life Insurance Co., Ltd. (Class H)	106,700	458,463
New Oriental Education & Technology Group, Inc. ADR	19,466	393,408
Nine Dragons Paper Holdings, Ltd.	248,000	128,319

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Noah Holdings, Ltd. ADS (a)(b)	3,451	$81,064
Ourgame International Holdings, Ltd.	60,000	30,503
People’s Insurance Co. Group of China, Ltd. (Class H)	757,000	368,242
PetroChina Co., Ltd. (Class H)	3,677,208	2,547,933
Phoenix Healthcare Group Co., Ltd.	106,500	172,872
PICC Property & Casualty Co., Ltd. (Class H)	742,289	1,442,426
Ping An Insurance Group Co. of China, Ltd. (Class H)	795,728	3,937,545
Poly Culture Group Corp., Ltd. (Class H)	43,600	92,263
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	15,194	726,729
Qunar Cayman Islands, Ltd. ADR (a)	6,741	202,702
Renhe Commercial Holdings Co., Ltd. (a)(b)	2,874,000	153,897
REXLot Holdings, Ltd. (b)(d)	3,100,000	131,999
Semiconductor Manufacturing International Corp. (a)	8,007,837	723,284
Shandong Airlines Co., Ltd. (Class B)	31,500	65,723
Shandong Chenming Paper Holdings, Ltd. (Class H)	76,500	29,514
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	94,000	147,973
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	372,000	234,239
Shang Gong Group Co., Ltd. (Class B) (a)	182,700	160,776
Shanghai Baosight Software Co., Ltd. (Class B)	26,700	87,763
Shanghai Electric Group Co., Ltd. (Class H) (b)	640,418	347,889
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	53,000	165,838
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (b)	252,000	231,513
Shanghai Haixin Group Co. (Class B)	115,000	68,310
Shanghai Highly Group Co., Ltd. (Class B)	338,800	207,007
Shanghai Jinjiang International Industrial Investment Co., Ltd. (Class B)	21,100	31,671
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	40,431	129,864
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. (Class B)	57,400	84,263
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	95,261	258,348
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	73,439	167,000
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	94,900	197,881
Shanghai Prime Machinery Co., Ltd. (Class H)	832,000	135,266
Shanghai Tonva Petrochemical Co. Ltd. (Class H)	280,000	30,709
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. (Class B)	16,100	31,282
Shanghai Zhenhua Heavy Industries Co., Ltd. (Class B) (a)	157,200	76,556
Shengjing Bank Co., Ltd. (Class H) (b)(c)	35,000	49,316
Shenzhen Expressway Co., Ltd. (Class H)	46,000	29,974
Shenzhou International Group Holdings, Ltd.	70,000	360,385
Shunfeng International Clean Energy, Ltd. (a)	320,700	81,519
Sihuan Pharmaceutical Holdings Group, Ltd. (e)	91,000	11,742
Sina Corp. (a)	13,838	555,181
Sinopec Oilfield Service Corp. (Class H) (a)(b)	294,000	94,838
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	830,878	316,268
Sinopharm Group Co. (Class H)	163,600	572,069
Sohu.com, Inc. (a)(b)	5,541	228,843
SouFun Holdings, Ltd. ADR (b)	35,864	236,702
SPT Energy Group, Inc. (a)(b)	342,000	30,890
Sun King Power Electronics Group (a)	213,000	23,911
Sunny Optical Technology Group Co., Ltd. (b)	151,800	301,248
Synertone Communication Corp. (a)	1,528,000	31,151
TAL Education Group ADR (a)	8,620	277,133
Tencent Holdings, Ltd.	936,070	15,617,170
Tian Ge Interactive Holdings, Ltd. (c)	80,000	34,787
Tianjin ZhongXin Pharmaceutical Group Co., Ltd. (Class S)	47,300	50,138
Tingyi Cayman Islands Holding Corp. (b)	522,383	830,415
Tong Ren Tang Technologies Co., Ltd. (Class H)	188,000	256,164
TravelSky Technology, Ltd. (Class H) (b)	152,000	191,225
Trina Solar, Ltd. ADR (a)(b)	16,886	151,467
Tsingtao Brewery Co., Ltd. (Class H) (b)	72,000	314,940
Universal Health International Group Holding, Ltd. (b)	318,000	104,632
Vipshop Holdings, Ltd. ADS (a)(b)	50,918	855,422
Want Want China Holdings, Ltd. (b)	1,501,000	1,231,780
Weichai Power Co., Ltd. (Class H)	30,000	27,832
Wisdom Holdings Group (b)	216,000	91,974
WuXi PharmaTech Cayman, Inc. ADR (a)	12,014	519,125
Xiamen International Port Co., Ltd. (Class H)	162,000	39,089
Xinchen China Power Holdings, Ltd. (a)(b)	345,000	78,793
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	43,600	75,385
Xinyi Solar Holdings, Ltd. (b)	367,200	125,084
Yantai Changyu Pioneer Wine Co., Ltd. (Class B)	41,053	126,072
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	512,882	227,652

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Yestar International Holdings Co., Ltd. (b)	500,000	$198,708
Youku Tudou, Inc. ADR (a)(b)	20,835	367,321
YY, Inc. ADR (a)	4,884	266,373
Zhejiang Expressway Co., Ltd. (Class H)	286,000	310,354
Zhengzhou Coal Mining Machinery Group Co., Ltd. (Class H)	69,200	29,376
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	112,000	824,459
Zijin Mining Group Co., Ltd. (Class H)	1,390,685	362,473
ZTE Corp. (Class H)	127,440	290,068

		142,789,017

HONG KONG — 11.9%
AAC Technologies Holdings, Inc. (b)	111,000	691,060
Agile Property Holdings, Ltd. (b)	735,598	382,509
Alibaba Pictures Group, Ltd. (a)(b)	1,700,107	377,312
Asia Resources Holdings, Ltd. (a)	570,000	28,684
AVIC International Holding HK, Ltd. (a)(b)	720,000	78,038
AVIC Joy Holdings HK, Ltd. (a)	810,000	28,219
AviChina Industry & Technology Co., Ltd. (Class H)	606,000	446,482
Beijing Capital International Airport Co., Ltd.	182,000	169,318
Beijing Capital Land, Ltd. (Class H)	154,000	60,805
Beijing Enterprises Holdings, Ltd.	108,000	647,299
Beijing Enterprises Medical & Health Group, Ltd. (a)	570,400	57,408
Beijing Enterprises Water Group, Ltd. (a)	652,000	454,294
Belle International Holdings, Ltd.	813,000	702,847
BEP International Holdings, Ltd.	1,360,000	203,560
Biostime International Holdings, Ltd. (b)	32,500	62,316
C.banner International Holdings, Ltd. (a)(b)	248,000	82,239
Carnival Group International Holdings, Ltd. (a)(b)	1,380,000	172,721
CCT Land Holdings, Ltd. (a)	14,800,000	36,284
Changshouhua Food Co., Ltd.	109,000	58,649
Chia Tai Enterprises International, Ltd. (a)	20,300	7,910
Chiho-Tiande Group, Ltd. (a)(e)	58,000	38,991
China Aerospace International Holdings, Ltd. (b)	402,000	52,908
China Agri-Industries Holdings, Ltd. (a)(b)	387,000	132,328
China All Access Holdings, Ltd. (b)	248,000	78,720
China Beidahuang Industry Group Holdings, Ltd. (Class A) (a)	288,800	51,425
China Chengtong Development Group, Ltd. (a)	488,000	62,967
China Dongxiang Group Co., Ltd.	659,000	159,009
China Everbright International, Ltd.	394,000	550,071
China Everbright, Ltd.	152,000	345,969
China Fiber Optic Network System Group, Ltd. (a)(b)	1,006,800	136,404
China Finance Investment Holldings, Ltd. (a)	920,000	35,613
China Financial International Investments, Ltd. (a)	910,000	105,677
China Gas Holdings, Ltd.	390,000	535,429
China High Speed Transmission Equipment Group Co., Ltd. (a)	252,000	244,520
China Huarong Energy Co., Ltd. (a)(b)	1,148,500	45,940
China Huishan Dairy Holdings Co., Ltd. (b)	831,000	299,158
China Jinhai International Group, Ltd. (a)	546,000	53,543
China Medical System Holdings, Ltd.	225,000	257,514
China Mengniu Dairy Co., Ltd.	270,390	948,976
China Merchants Holdings International Co., Ltd.	421,375	1,236,932
China Minsheng Drawin Technology Group, Ltd. (a)	540,000	34,838
China Mobile, Ltd.	979,136	11,597,949
China Modern Dairy Holdings, Ltd. (b)	468,000	142,513
China National Culture Group, Ltd. (a)	2,340,000	27,778
China Nuclear Energy Technology Corp., Ltd. (a)	136,000	36,325
China Ocean Shipbuilding Industry Group, Ltd. (a)	2,357,800	69,973
China Oil Gangran Energy Group Holdings, Ltd. (a)	1,680,000	27,964
China Overseas Land & Investment, Ltd.	999,084	3,016,570
China Pharmaceutical Group, Ltd.	376,000	329,422
China Power International Development, Ltd. (b)	368,000	239,317
China Precious Metal Resources Holdings Co., Ltd. (a)	674,000	26,525
China Public Procurement, Ltd. (a)	1,812,000	28,992
China Resources Enterprise, Ltd.	337,018	625,327
China Resources Gas Group, Ltd.	82,000	211,188
China Resources Land, Ltd.	538,767	1,262,445
China Resources Power Holdings Co., Ltd.	438,000	999,199
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	92,000	62,085
China South City Holdings, Ltd. (b)	522,000	127,300
China State Construction International Holdings, Ltd.	316,000	451,775
China Taiping Insurance Holdings Co., Ltd. (a)	165,741	514,328
China Travel International Investment Hong Kong, Ltd.	358,000	130,265
China Unicom (Hong Kong), Ltd.	1,044,172	1,321,711
China Yurun Food Group, Ltd. (a)(b)	258,659	58,740
CITIC Dameng Holdings, Ltd. (a)	322,000	26,591
Citic Resources Holdings, Ltd. (a)(b)	474,000	69,112
Citic Telecom International Holdings, Ltd.	259,000	88,561
CITIC, Ltd. (b)	819,000	1,490,042

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Citychamp Watch & Jewellery Group, Ltd. (a)(b)	620,000	$95,199
CNOOC, Ltd.	2,975,249	3,044,332
Comba Telecom Systems Holdings, Ltd.	354,260	75,423
COSCO Pacific, Ltd. (e)	1,135,283	1,468,827
CP Pokphand Co., Ltd. (b)	1,170,000	129,831
Dawnrays Pharmaceutical Holdings, Ltd.	184,000	158,358
Digital China Holdings, Ltd.	193,000	178,555
Essex Bio-technology, Ltd.	87,000	52,985
EVA Precision Industrial Holdings, Ltd.	568,000	110,668
Evergrande Real Estate Group, Ltd. (b)	759,000	430,913
Far East Horizon, Ltd.	194,000	149,942
Fufeng Group, Ltd. (b)	158,000	64,015
Fullshare Holdings, Ltd. (a)	220,500	39,548
GCL Poly Energy Holdings, Ltd. (a)(b)	1,384,000	266,083
Geely Automobile Holdings, Ltd.	820,000	390,423
Global Bio-Chem Technology Group Co., Ltd. (a)	704,000	26,797
GOME Electrical Appliances Holding, Ltd. (b)	2,140,322	325,879
Guangdong Investment, Ltd.	414,000	615,387
Guotai Junan International Holdings, Ltd. (b)	389,000	109,923
Haier Electronics Group Co., Ltd.	189,000	315,079
Hanergy Thin Film Power Group, Ltd. (a)(b)(d)	5,962,000	0
Hang Fat Ginseng Holdings Co., Ltd. (b)	4,361,600	326,414
HNA International Investment Holdings, Ltd. (a)	604,000	30,784
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	1,322,400	162,100
Huabao International Holdings, Ltd.	357,000	112,857
Huajun Holdings, Ltd.	196,000	29,842
Huiyin Smart Community Co., Ltd. (a)	332,000	28,702
Imperial Pacific International Holdings, Ltd. (a)(b)	11,881,500	259,092
Joy City Property, Ltd.	614,000	90,317
Kingboard Chemical Holdings, Ltd.	169,200	205,004
Kingdee International Software Group Co., Ltd. (b)	330,000	123,483
Kunlun Energy Co., Ltd.	566,000	404,596
Lee & Man Paper Manufacturing, Ltd.	323,000	163,374
Lenovo Group, Ltd. (b)	1,395,703	1,175,985
Li Ning Co., Ltd. (a)(b)	405,874	175,441
Millennium Pacific Group Holdings, Ltd. (a)	33,800	54,080
Minth Group, Ltd.	120,000	213,986
National Agricultural Holdings, Ltd. (a)(b)	192,000	77,790
NetDragon Websoft, Inc.	69,000	172,721
North Mining Shares Co., Ltd. (a)	3,490,000	40,979
NVC Lighting Holdings, Ltd. (e)	170,000	0
Poly Property Group Co., Ltd. (b)	374,000	102,789
Shanghai Industrial Holdings, Ltd.	64,000	141,212
Shenzhen Investment, Ltd.	430,000	151,470
Shimao Property Holdings, Ltd.	225,500	338,102
SIM Technology Group, Ltd. (a)	590,000	29,690
Sino Biopharmaceutical, Ltd.	580,000	712,460
Sino I Technology, Ltd. (a)	2,300,000	27,303
Sino-Ocean Land Holdings, Ltd.	1,155,711	629,299
Sinotrans, Ltd. (Class H)	334,000	156,009
SITC International Holdings Co., Ltd.	255,000	123,057
Skyworth Digital Holdings, Ltd.	337,835	227,547
SSY Group, Ltd. (b)	753,289	177,872
Sun Art Retail Group, Ltd. (b)	319,500	245,292
Sunac China Holdings, Ltd.	393,000	204,866
Suncorp Technologies, Ltd. (a)(b)	2,340,000	59,783
Tack Fiori International Group, Ltd. (a)	336,000	73,269
TCL Multimedia Technology Holdings, Ltd. (b)	170,000	76,335
Tech Pro Technology Development, Ltd. (a)(b)	2,324,800	542,950
Tianneng Power International, Ltd. (a)	130,000	78,838
Tibet 5100 Water Resources Holdings, Ltd. (b)	469,000	124,057
Uni-President China Holdings, Ltd. (b)	274,000	264,453
United Energy Group, Ltd. (a)	736,000	80,722
United Laboratories International Holdings, Ltd. (a)	186,000	94,559
Victory City International Holdings, Ltd.	712,000	103,814
Vinda International Holdings, Ltd.	59,000	105,819
Vision Values Holdings, Ltd. (a)(d)	680,000	128,102
Wasion Group Holdings, Ltd.	108,000	111,623
West China Cement, Ltd.	484,000	65,574
WH Group, Ltd. (a)(c)	1,255,500	622,076
Xinyi Glass Holdings, Ltd. (b)	458,000	204,474
Yuhua Energy Holdings, Ltd. (a)	148,700	27,821

		51,063,834

INDIA — 18.8%
Adani Ports and Special Economic Zone, Ltd.	155,324	707,524
Adani Power, Ltd. (a)	121,785	45,827
Adani Transmissions, Ltd. (a)	65,490	26,789
AIA Engineering, Ltd.	13,203	199,473
Ajanta Pharma, Ltd.	5,214	117,541
Alembic Pharmaceuticals, Ltd.	15,393	160,320
Apollo Hospitals Enterprise, Ltd.	43,074	946,001
Apollo Tyres, Ltd.	73,312	200,983
Arvind Infrastructure, Ltd. (a)	6,683	6,801
Arvind, Ltd.	43,342	184,454
Asian Paints, Ltd.	41,164	527,782
Aurobindo Pharma, Ltd.	52,707	617,645
Axis Bank, Ltd.	198,974	1,502,460
Bajaj Auto, Ltd.	9,290	327,230
Bajaj Finance, Ltd.	2,262	176,826
Bharat Electronics, Ltd.	13,834	239,302
Bharat Forge, Ltd.	20,915	289,174
Bharat Heavy Electricals, Ltd.	237,415	743,459
Bharat Petroleum Corp., Ltd.	22,915	296,980
Bharti Airtel, Ltd.	299,876	1,543,466

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Bharti Infratel, Ltd.	77,182	$417,658
Biocon, Ltd.	35,235	238,658
Bosch, Ltd.	1,108	327,248
Britannia Industries, Ltd.	3,772	177,107
Cadila Healthcare, Ltd.	7,904	251,871
Cipla, Ltd.	136,924	1,326,790
Coal India, Ltd.	208,690	1,041,542
Dabur India, Ltd.	54,608	229,613
DCB Bank, Ltd. (a)	112,373	244,896
DLF, Ltd.	100,757	210,831
Dr Reddy’s Laboratories, Ltd.	13,965	885,546
Eicher Motors, Ltd.	1,305	353,718
Emami, Ltd.	8,332	146,305
Escorts, Ltd.	75,108	174,783
GAIL India, Ltd.	70,740	325,788
Gillette India, Ltd.	1,419	105,173
Glenmark Pharmaceuticals, Ltd.	22,173	354,417
Godrej Consumer Products, Ltd.	24,317	451,906
Godrej Industries, Ltd.	28,676	152,074
Gujarat Mineral Development Corp., Ltd.	69,150	75,429
Gujarat Pipavav Port, Ltd. (a)	57,881	163,441
Havells India, Ltd.	54,997	211,350
HCL Technologies, Ltd.	77,305	1,156,690
HDFC Bank, Ltd.	254,133	4,137,985
Hero Motocorp, Ltd.	18,513	675,341
Hindalco Industries, Ltd.	173,266	186,887
Hindustan Unilever, Ltd.	170,662	2,118,325
Hindustan Zinc, Ltd.	368,454	784,733
Housing Development & Infrastructure, Ltd. (a)	101,085	113,420
Housing Development Finance Corp., Ltd.	275,638	5,092,626
ICICI Bank Ltd.	795	3,274
ICICI Bank, Ltd. ADR	275,185	2,306,050
Idea Cellular, Ltd.	304,073	692,549
IDFC, Ltd.	224,208	481,788
IIFL Holdings, Ltd. (a)	249,345	719,849
Indiabulls Housing Finance, Ltd.	91,336	1,104,896
Indian Hotels Co., Ltd. (a)	545,689	715,365
Indian Oil Corp., Ltd.	83,315	510,501
IndusInd Bank, Ltd.	38,799	557,071
Infosys, Ltd. ADR	346,703	6,618,560
ITC, Ltd. GDR (a)	302,577	1,518,634
Jaiprakash Associates, Ltd. (a)	483,653	83,261
Jindal Steel & Power, Ltd. (a)	89,865	83,033
JSW Steel, Ltd.	22,841	309,436
Jubilant Foodworks, Ltd.	7,999	195,143
Just Dial, Ltd.	8,824	132,219
Kotak Mahindra Bank, Ltd.	109,544	1,081,588
KPIT Technologies, Ltd.	81,564	132,709
Larsen & Toubro, Ltd. GDR	47,953	1,071,750
LIC Housing Finance, Ltd.	58,025	415,961
Lupin, Ltd.	25,554	791,847
Mahindra & Mahindra Financial Services, Ltd.	57,746	210,565
Mahindra & Mahindra, Ltd.	87,907	1,692,518
Marico, Ltd.	40,158	247,286
Marksans Pharma, Ltd.	154,839	244,973
MAX India, Ltd.	23,710	184,869
Mindtree, Ltd.	10,235	236,143
Motherson Sumi Systems, Ltd.	62,492	219,303
NCC, Ltd.	119,095	135,715
Nestle India, Ltd.	3,301	320,226
NTPC, Ltd.	211,474	398,688
Oil & Natural Gas Corp., Ltd.	363,038	1,268,476
Page Industries, Ltd.	1,196	241,826
PI Industries, Ltd.	14,237	138,162
Power Finance Corp., Ltd.	63,489	222,560
Power Grid Corp. of India, Ltd.	135,220	272,644
Rajesh Exports, Ltd.	39,442	338,057
Reliance Capital, Ltd.	52,382	300,135
Reliance Communications, Ltd. (a)	294,446	304,360
Reliance Industries, Ltd. GDR (c)	146,951	3,858,933
Reliance Infrastructure, Ltd.	95,694	507,190
Rural Electrification Corp., Ltd.	59,389	247,952
Shriram City Union Finance, Ltd.	11,243	292,200
Shriram Transport Finance Co., Ltd.	28,058	395,415
Siemens, Ltd.	42,912	866,837
Sintex Industries, Ltd.	151,858	243,611
SKS Microfinance, Ltd. (a)	42,296	261,321
State Bank of India	264,458	955,457
Steel Authority of India, Ltd.	322,217	252,069
Strides Arcolab, Ltd.	10,687	198,810
Sun Pharma Advanced Research Co., Ltd. (a)	19,081	111,902
Sun Pharmaceutical Industries, Ltd. (a)	181,546	2,401,806
Suzlon Energy, Ltd. (a)	507,248	161,123
Tata Consultancy Services, Ltd.	93,929	3,703,427
Tata Motors, Ltd. (a)	300,798	1,368,347
Tata Steel, Ltd.	53,761	174,125
Tech Mahindra, Ltd.	79,080	671,469
Torrent Pharmaceuticals, Ltd.	7,250	165,925
UltraTech Cement, Ltd.	9,650	393,027
United Breweries, Ltd.	11,711	157,297
United Spirits, Ltd. (a)	14,082	663,832
UPL, Ltd.	44,709	312,159
Vakrangee, Ltd.	156,527	305,352
Vedanta, Ltd.	191,143	246,646
Wipro, Ltd. ADR	128,778	1,582,682
WNS Holdings, Ltd. ADR (a)	13,297	371,651
Wockhardt, Ltd.	6,880	159,920
Yes Bank, Ltd.	33,508	372,498
Zee Entertainment Enterprises, Ltd.	234,566	1,402,429

		80,299,590

INDONESIA — 3.3%
Ace Hardware Indonesia Tbk PT	3,031,300	104,492
Adaro Energy Tbk PT	3,673,600	134,155
AKR Corporindo Tbk PT	168,800	67,405
Astra International Tbk PT	4,366,200	1,557,228
Bank Central Asia Tbk PT	2,825,296	2,367,270
Bank Mandiri Persero Tbk PT	1,845,605	998,390
Bank Negara Indonesia Persero Tbk PT	707,400	199,665
Bank Rakyat Indonesia Persero Tbk PT	2,465,996	1,456,032
Charoen Pokphand Indonesia Tbk PT	477,100	65,133
Ciputra Surya Tbk PT	584,088	65,785

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Citra Marga Nusaphala Persada Tbk PT (a)	456,044	$46,694
Garda Tujuh Buana Tbk PT (a)(e)	127,500	0
Garuda Indonesia Tbk PT (a)	4,449,800	93,856
Gudang Garam Tbk PT	127,200	364,669
Indocement Tunggal Prakarsa Tbk PT	440,425	494,539
Indosat Tbk PT (a)	975,448	249,688
Intiland Development Tbk PT	1,604,200	64,059
Kalbe Farma Tbk PT	1,285,600	120,662
Kawasan Industri Jababeka Tbk PT	8,375,284	91,471
Lippo Cikarang Tbk PT (a)	417,200	190,089
Lippo Karawaci Tbk PT	2,109,100	162,681
Matahari Department Store Tbk PT	119,100	130,888
Matahari Putra Prima Tbk PT	579,300	75,922
Mayora Indah Tbk PT	93,800	170,313
Media Nusantara Citra Tbk PT	589,600	66,003
Metropolitan Land Tbk PT	2,682,112	39,911
Modernland Realty Tbk PT	7,269,600	215,359
Pakuwon Jati Tbk PT	2,902,800	65,585
Pembangunan Perumahan Persero Tbk PT	765,300	181,008
Perusahaan Gas Negara Persero Tbk PT	3,089,440	533,535
Selamat Sempurna Tbk PT	757,200	231,036
Semen Indonesia Persero Tbk PT	706,100	436,192
Summarecon Agung Tbk PT	1,099,500	84,057
Surya Semesta Internusa Tbk PT	1,748,700	80,572
Telekomunikasi Indonesia Persero Tbk PT	11,016,470	1,988,980
Tiga Pilar Sejahtera Food Tbk	1,161,500	114,961
Tower Bersama Infrastructure Tbk PT (a)	416,500	186,217
Unilever Indonesia Tbk PT	83,800	217,365
United Tractors Tbk PT	359,445	428,758
Wijaya Karya Persero Tbk PT	631,700	111,679

		14,252,304

MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	154,000	59,215

MALAYSIA — 4.6%
7-Eleven Malaysia Holdings Bhd (Class B)	342,500	115,316
Aeon Credit Service M Bhd	57,900	178,346
AirAsia Bhd	312,400	90,968
Alliance Financial Group Bhd	925,810	705,560
APM Automotive Holdings Bhd	86,800	79,183
Astro Malaysia Holdings Bhd	317,500	203,685
Axiata Group Bhd	593,524	783,129
Berjaya Auto Bhd	367,280	163,765
British American Tobacco Malaysia Bhd	20,700	284,053
Bursa Malaysia Bhd	310,334	568,319
Cahya Mata Sarawak Bhd	309,700	362,840
Carlsberg Brewery Malay Bhd	254,603	692,726
CB Industrial Product Holding Bhd	288,400	122,689
CIMB Group Holdings Bhd	497,958	505,236
Coastal Contracts Bhd	142,900	60,791
Cypark Resources Bhd	291,400	112,695
Dialog Group Bhd	812,100	295,595
Eastern & Oriental Bhd	471,070	169,320
ECM Libra Financial Group Bhd (a)	1,166,172	344,884
Eco World Development Group Bhd (a)	426,300	134,802
Genting Bhd	635,300	1,050,704
Genting Malaysia Bhd	703,200	663,887
IJM Corp. Bhd	1,415,380	1,036,802
Inari Amertron Bhd	183,462	141,486
IOI Corp. Bhd	900,196	833,486
IOI Properties Group Bhd	620,513	279,501
Karex Bhd	356,950	263,911
KNM Group Bhd (a)	1,158,900	123,911
Kuala Lumpur Kepong Bhd	68,900	340,131
Land & General Bhd	1,536,000	138,024
Landmarks Bhd (a)	2,103,900	536,056
Lingkaran Trans Kota Holdings Bhd	75,400	88,166
Malayan Banking Bhd	599,632	1,167,685
Maxis Bhd	475,300	708,233
Media Prima Bhd	386,600	105,538
MKH Bhd	206,200	106,483
Muhibbah Engineering M Bhd	391,800	180,046
Oldtown Bhd	261,200	75,465
OSK Holdings Bhd	1,105,625	432,617
Padini Holdings Bhd	274,600	84,334
PPB Group Bhd	135,700	476,027
Press Metal Bhd	223,800	104,880
Prestariang Bhd	253,200	106,562
Public Bank Bhd	244,520	974,576
Salcon Bhd	832,200	121,164
SapuraKencana Petroleum Bhd	275,300	117,742
Sime Darby Bhd	451,105	799,433
TA Enterprise Bhd	937,800	131,206
Tambun Indah Land Bhd	531,000	157,038
TAN Chong Motor Holdings Bhd	761,800	415,929
Telekom Malaysia Bhd	184,009	279,629
Tenaga Nasional Bhd	425,250	1,162,829
TSH Resources Bhd	269,700	118,415
UEM Edgenta Bhd	115,700	93,439
Uzma Bhd	171,000	77,024
Wah Seong Corp. Bhd	879,900	242,206
Yinson Holdings Bhd	198,900	130,315

		19,838,782

PHILIPPINES — 2.6%
ABS-CBN Holdings Corp, PDR	236,500	308,654
Alliance Global Group, Inc.	1,010,000	331,048
Ayala Land, Inc.	2,061,788	1,499,803
BDO Unibank, Inc.	214,160	474,231
Belle Corp.	1,830,200	119,037
Bloomberry Resorts Corp.	580,700	64,729
Cebu Air, Inc.	80,000	148,139
Cebu Holdings, Inc.	1,212,200	129,675
Cosco Capital, Inc.	2,315,700	335,415
D&L Industries, Inc.	2,048,600	437,859
DoubleDragon Properties Corp.	662,500	282,066
First Gen Corp.	1,499,270	710,501
First Philippine Holdings Corp.	548,737	770,744
Globe Telecom, Inc.	3,005	150,957
GMA Holdings, Inc.	224,400	29,814
GT Capital Holdings, Inc.	8,995	243,446

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

JG Summit Holdings, Inc.	436,060	$660,994
Jollibee Foods Corp.	57,410	236,813
LT Group, Inc.	688,500	148,483
Megawide Construction Corp. (a)	1,757,218	212,791
Metro Pacific Investments Corp.	1,642,000	174,950
Nickel Asia Corp.	895,284	122,589
Pepsi-Cola Products Philippines, Inc.	1,504,000	131,930
Philex Mining Corp.	1,156,900	118,066
Philippine Long Distance Telephone Co.	28,149	1,318,920
Puregold Price Club, Inc.	429,500	284,863
Robinsons Retail Holdings, Inc.	218,150	340,480
SM Investments Corp.	15,610	297,405
SM Prime Holdings, Inc.	1,331,900	588,441
Universal Robina Corp.	121,760	500,170

		11,173,013

SINGAPORE — 0.1%
Nam Cheong, Ltd. (b)	487,300	56,547
SIIC Environment Holdings, Ltd. (a)(b)	200,799	118,624
Silverlake Axis, Ltd. (b)	288,800	116,787
Yangzijiang Shipbuilding Holdings, Ltd. (b)	373,000	297,739

		589,697

TAIWAN — 20.7%
Acer, Inc. (a)	934,395	366,068
Advanced Semiconductor Engineering, Inc.	1,329,636	1,425,439
Advantech Co., Ltd.	59,000	403,159
Airtac International Group	11,900	62,703
Asia Cement Corp.	1,211,073	1,184,316
Asustek Computer, Inc.	164,138	1,408,215
AU Optronics Corp. ADR (b)	214,754	635,672
Catcher Technology Co., Ltd.	149,539	1,591,783
Cathay Financial Holding Co., Ltd.	1,764,604	2,408,897
Center Laboratories, Inc. (a)	60,900	124,473
Chang Hwa Commercial Bank, Ltd.	2,465,781	1,213,140
China Development Financial Holding Corp.	4,310,272	1,158,482
China Life Insurance Co., Ltd.	305,000	231,569
China Steel Chemical Corp.	38,877	119,840
China Steel Corp.	2,741,625	1,598,639
Chlitina Holding, Ltd.	33,000	241,531
Chunghwa Telecom Co., Ltd.	563,268	1,690,103
Coland Holdings, Ltd.	143,411	214,501
Compal Electronics, Inc.	1,343,431	758,874
CTBC Financial Holding Co., Ltd.	3,654,255	1,881,091
Delta Electronics, Inc.	411,893	1,926,400
E.Sun Financial Holding Co., Ltd.	512,854	301,381
Eclat Textile Co., Ltd.	31,000	489,560
eMemory Technology, Inc.	16,000	157,923
Epistar Corp.	289,170	222,624
Everlight Electronics Co., Ltd.	221,996	334,401
Far Eastern New Century Corp.	1,536,170	1,366,936
Far EasTone Telecommunications Co., Ltd.	223,000	480,844
Feng TAY Enterprise Co., Ltd.	34,770	215,943
Firich Enterprises Co., Ltd.	46,359	127,698
First Financial Holding Co., Ltd	3,125,099	1,423,627
Formosa Chemicals & Fibre Corp.	932,691	1,892,150
Formosa Petrochemical Corp.	285,000	677,716
Formosa Plastics Corp.	1,127,137	2,375,623
Foxconn Technology Co., Ltd.	309,277	884,789
Fubon Financial Holding Co., Ltd.	1,455,998	2,268,399
Giant Manufacturing Co., Ltd.	40,000	290,335
Hermes Microvision, Inc.	13,000	491,534
Himax Technologies, Inc. ADR (b)	25,459	202,908
Hiwin Technologies Corp.	24,620	130,848
Hon Hai Precision Industry Co., Ltd.	2,450,773	6,371,154
Hotai Motor Co., Ltd.	56,000	595,247
HTC Corp.	162,710	313,783
Hua Nan Financial Holdings Co., Ltd.	2,941,972	1,367,009
Innolux Corp.	1,286,753	400,553
Inotera Memories, Inc. (a)	377,000	235,285
Inventec Corp.	505,000	239,253
King Yuan Electronics Co., Ltd.	1,269,898	806,040
Largan Precision Co., Ltd.	20,710	1,610,131
Lite-On Technology Corp.	804,066	737,462
Macronix International Co., Ltd. (a)	1,927,374	245,842
Makalot Industrial Co., Ltd.	33,119	272,073
MediaTek, Inc.	282,219	2,087,019
Medigen Biotechnology Corp. (a)	34,000	100,366
Mega Financial Holding Co., Ltd.	2,411,986	1,670,132
Merry Electronics Co., Ltd.	36,000	43,514
MIN AIK Technology Co., Ltd.	52,000	86,384
Motech Industries, Inc. (a)	175,507	193,749
Nan Ya Plastics Corp.	1,229,759	2,076,520
Novatek Microelectronics Corp.	220,062	688,373
PChome Online, Inc.	16,043	184,170
Pegatron Corp.	464,630	1,131,678
Pou Chen Corp.	323,000	484,095
Powertech Technology, Inc.	376,518	678,081
President Chain Store Corp.	68,000	423,354
ProMOS Technologies, Inc. (a)(d)	1,135,850	0
Quanta Computer, Inc.	726,194	1,259,302
Radiant Opto-Electronics Corp.	61,000	188,034
Realtek Semiconductor Corp.	258,161	437,488
Shin Kong Financial Holding Co., Ltd.	3,353,980	794,504
Silicon Motion Technology Corp. ADR (b)	4,842	132,235
Siliconware Precision Industries Co., Ltd.	577,763	716,775
SinoPac Financial Holdings Co., Ltd.	3,968,723	1,253,503
Synnex Technology International Corp.	285,000	283,896
Tainan Enterprises Co., Ltd.	931,830	710,316
Taishin Financial Holding Co., Ltd.	3,633,715	1,285,636
Taiwan Cement Corp.	1,022,216	1,035,332
Taiwan FU Hsing Industrial Co., Ltd.	283,000	416,410
Taiwan Mobile Co., Ltd.	373,200	1,139,066
Taiwan Paiho, Ltd.	30,000	81,543
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	631,038	13,094,039
Tatung Co., Ltd. (a)	1,073,107	164,905
Teco Electric & Machinery Co., Ltd.	230,000	180,563
TPK Holding Co., Ltd.	40,000	95,240
Tripod Technology Corp.	524,361	753,239
Uni-President Enterprises Corp.	1,140,971	1,975,107

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

United Integrated Services Co., Ltd.	1,189,194	$1,280,295
United Microelectronics Corp. ADR (b)	777,376	1,259,349
Walsin Lihwa Corp. (a)	714,000	151,788
Wistron Corp.	1,013,695	527,974
Yageo Corp.	328,564	502,912
Yuanta Financial Holding Co., Ltd.	2,350,383	870,843

		88,611,695

THAILAND — 4.2%
Advanced Info Service PCL	244,802	1,524,322
Airports of Thailand PCL	51,100	395,622
Bangkok Expressway PCL	1,353,275	1,351,597
Bank of Ayudhya PCL NVDR	245,400	204,528
BEC World PCL	174,800	154,115
Big C Supercenter PCL	1,000	5,538
Big C Supercenter PCL NVDR	37,300	206,566
Bumrungrad Hospital PCL	51,600	307,084
Central Plaza Hotel PCL	70,700	73,047
Charoen Pokphand Foods PCL	339,200	193,455
Chularat Hospital PCL	2,819,700	167,807
CP ALL PCL	1,079,000	1,419,541
E for L Aim PCL	4,146,200	121,090
Electricity Generating PCL	328,518	1,384,853
Energy Absolute PCL	332,200	196,785
Gunkul Engineering PCL	342,625	189,744
Hana Microelectronics PCL	151,000	117,530
Ichitan Group PCL	195,500	84,567
Indorama Ventures PCL	243,700	154,432
IRPC PCL	4,360,939	451,774
Jasmine International PCL	882,225	136,120
Kasikornbank PCL	82,054	385,458
KCE Electronics PCL	229,600	354,253
MC Group PCL	435,000	159,402
Mega Lifesciences PCL	332,100	167,445
Minor International PCL	439,480	345,094
Nok Airlines PCL (a)	574,000	110,704
PTT Exploration & Production PCL	450,032	867,950
PTT Global Chemical PCL NVDR	113,900	168,677
PTT PCL	161,555	1,068,279
Raimon Land PCL (a)	4,847,900	149,598
Siam Cement PCL NVDR	71,200	910,230
Siam Commercial Bank PCL	345,397	1,275,195
SNC Former PCL	59,000	22,270
Somboon Advance Technology PCL	241,300	105,708
Srisawad Power 1979 PCL	352,694	357,115
Superblock PCL NVDR (a)	1,482,500	64,128
SVI PCL (a)	1,410,700	196,281
Thai Beverage PCL	1,439,000	693,238
Thai Oil PCL	562,664	817,758
Thai Union Group PCL	314,700	159,539
TMB Bank PCL	2,897,400	193,187
True Corp. PCL NVDR (a)	1,540,800	413,908

		17,825,534

TOTAL COMMON STOCKS —
(Cost $483,201,294)		426,502,681

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	55,233	4,272
Eastern & Oriental Bhd (expiring 7/21/19) (a)	102,340	4,889
Inari Amertron Bhd (expiring 2/17/20) (a)	24,462	7,513
KNM Group Bhd (expiring 4/21/20) (a)	122,500	3,205
OSK Holdings Bhd (expiring 7/22/20) (a)	429,631	31,765

		51,644

THAILAND — 0.0% (f)
Minor International PCL (expiring 11/3/17) (a)	19,060	1,554
Raimon Land PCL (expiring 6/14/18) (a)	2,131,875	11,748
Srisawad Power 1979 PCL (expiring 6/11/20) (a)	21,788	4,922

		18,224

TOTAL WARRANTS —
(Cost $0)		69,868

SHORT TERM INVESTMENTS — 5.8%
UNITED STATES — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	24,557,557	24,557,557
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (h)(i)	144,386	144,386

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,701,943)		24,701,943

TOTAL INVESTMENTS — 105.3%
(Cost $507,903,237)		451,274,492
OTHER ASSETS & LIABILITIES — (5.3)%		(22,827,269)

NET ASSETS — 100.0%		$428,447,223

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PDR = Philippine Depository Receipts

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 97.5%
RUSSIA — 97.5%
BANKS — 12.2%
Sberbank of Russia ADR (a)	146,635	$721,444
Sberbank of Russia ADR (a)	233,448	1,152,183
VTB Bank PJSC GDR	468,269	945,903

		2,819,530

CHEMICALS — 1.6%
PhosAgro OAO GDR	15,658	216,080
Uralkali PJSC GDR (b)	10,566	156,694

		372,774

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Rostelecom PJSC ADR (a)	3,500	27,440
Rostelecom PJSC ADR (a)	49,987	395,897

		423,337

ELECTRIC UTILITIES — 1.1%
RusHydro PJSC ADR (a)	278,408	261,704
RusHydro PJSC ADR (a)	1,612	1,644

		263,348

ENERGY EQUIPMENT & SERVICES — 0.8%
Eurasia Drilling Co., Ltd. GDR	14,540	133,768
TMK PAO GDR	15,306	47,296

		181,064

FOOD & STAPLES RETAILING — 8.2%
Lenta, Ltd. GDR (b)	21,205	159,038
Magnit PJSC GDR	28,655	1,368,849
O’Key Group SA GDR	16,667	26,667
X5 Retail Group NV GDR (b)	19,961	347,321

		1,901,875

HOUSEHOLD DURABLES — 1.4%
PIK Group PJSC GDR	114,052	330,751

INTERNET SOFTWARE & SERVICES — 3.1%
Mail.ru Group, Ltd. GDR (b)	16,954	295,000
Yandex NV (Class A) (b)	39,614	425,058

		720,058

IT SERVICES — 1.0%
Luxoft Holding, Inc. (b)	1,993	126,137
QIWI PLC ADR	6,140	98,977

		225,114

MEDIA — 0.3%
CTC Media, Inc.	38,748	67,809

METALS & MINING — 11.7%
Evraz PLC (b)	85,695	94,629
Magnitogorsk Iron & Steel Works GDR	32,890	132,711
Mechel ADR (b)	79,043	71,929
MMC Norilsk Nickel PJSC ADR	69,808	1,001,396
Novolipetsk Steel OJSC GDR	15,990	183,086
Polymetal International PLC	38,346	330,211
Polyus Gold International, Ltd.	112,294	327,437
Severstal PAO GDR	38,492	408,015
United Co. RUSAL PLC (b)	366,000	146,871

		2,696,285

OIL, GAS & CONSUMABLE FUELS — 47.3%
Exillon Energy PLC (b)	32,682	55,446
Gazprom Neft OAO ADR	15,282	168,102
Gazprom PAO ADR	828,271	3,329,649
Lukoil PJSC ADR	80,369	2,729,331
NOVATEK OAO GDR	12,352	1,142,560
Rosneft OAO GDR	200,571	740,107
Surgutneftegas OAO ADR	172,205	879,107
Surgutneftegas OAO ADR Preference Shares	125,932	755,592
Tatneft PAO ADR	40,137	1,121,829

		10,921,723

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Etalon Group, Ltd. GDR	28,762	47,313
LSR Group PJSC GDR	52,244	94,562

		141,875

ROAD & RAIL — 0.6%
Globaltrans Investment PLC GDR (b)	32,183	129,376

WIRELESS TELECOMMUNICATION SERVICES — 5.8%
MegaFon PJSC GDR	16,789	203,986
Mobile TeleSystems PJSC ADR	94,988	685,813
Sistema JSFC GDR	33,350	229,448
VimpelCom, Ltd. ADR	52,151	214,602

		1,333,849

TOTAL COMMON STOCKS —
(Cost $38,715,337)		22,528,768

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $46,732)	46,732	46,732

TOTAL INVESTMENTS — 97.7%
(Cost $38,762,069)		22,575,500
OTHER ASSETS & LIABILITIES — 2.3%		525,850

NET ASSETS — 100.0%		$23,101,350

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Private Joint Stock Company
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd. (Class H)	1,876,000	$1,382,179

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. (Class H)	984,000	459,620

AIRLINES — 0.5%
Air China, Ltd. (Class H)	1,952,000	1,538,922
China Eastern Airlines Corp., Ltd. (Class H) (a)	1,942,000	1,160,181
China Southern Airlines Co., Ltd. (Class H)	1,390,000	1,020,522
Shandong Airlines Co., Ltd. (Class B)	106,000	221,162

		3,940,787

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	680,000	1,212,586
Xinchen China Power Holdings, Ltd. (a)(b)	765,000	174,715
Xinyi Glass Holdings, Ltd. (b)	1,598,000	713,425

		2,100,726

AUTOMOBILES — 2.0%
BAIC Motor Corp., Ltd. (Class H) (b)(c)	1,172,000	1,026,817
Brilliance China Automotive Holdings, Ltd. (b)	1,682,000	1,988,003
BYD Co., Ltd. (Class H) (a)(b)	478,500	2,522,142
Chongqing Changan Automobile Co., Ltd. (Class B)	390,400	659,394
Dongfeng Motor Group Co., Ltd. (Class H)	2,277,300	2,835,587
Geely Automobile Holdings, Ltd.	4,090,000	1,947,355
Great Wall Motor Co., Ltd. (Class H)	2,499,000	2,760,168
Guangzhou Automobile Group Co., Ltd. (Class H) (b)	1,990,637	1,620,753
Qingling Motors Co., Ltd. (Class H)	2,868,000	954,760

		16,314,979

BANKS — 17.1%
Agricultural Bank of China, Ltd. (Class H)	19,138,000	7,235,352
Bank of China, Ltd. (Class H)	54,306,700	23,334,212
Bank of Chongqing Co., Ltd. (Class H)	2,040,500	1,408,594
Bank of Communications Co., Ltd. (Class H)	16,073,824	11,137,533
China CITIC Bank Corp., Ltd. (Class H) (a)	7,724,471	4,475,181
China Construction Bank Corp. (Class H)	65,748,623	43,690,739
China Merchants Bank Co., Ltd. (Class H)	3,338,235	8,054,786
China Minsheng Banking Corp., Ltd. (Class H)	5,157,800	4,751,801
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	2,130,000	1,201,037
Harbin Bank Co., Ltd. (Class H) (b)(c)	4,166,000	1,204,101
Huishang Bank Corp., Ltd. (Class H)	1,989,000	870,021
Industrial & Commercial Bank of China, Ltd. (Class H)	54,934,789	31,613,881
Shengjing Bank Co., Ltd. (Class H) (b)(c)	610,000	859,504

		139,836,742

BEVERAGES — 0.2%
Tibet 5100 Water Resources Holdings, Ltd. (b)	1,699,000	449,410
Tsingtao Brewery Co., Ltd. (Class H) (b)	243,000	1,062,922

		1,512,332

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	440,000	354,269

CAPITAL MARKETS — 1.8%
Central China Securities Co., Ltd. (Class H) (b)	444,000	228,587
China Cinda Asset Management Co., Ltd. (Class H)	9,258,200	3,201,525
China Everbright, Ltd.	702,000	1,597,832
China Financial International Investments, Ltd. (a)(b)	4,850,000	563,222
China Galaxy Securities Co., Ltd. (Class H) (b)	1,791,000	1,257,158
CITIC Securities Co., Ltd. (Class H) (b)	1,299,500	2,313,934
GF Securities Co., Ltd. (Class H) (a)(b)	598,000	1,080,251
Guotai Junan International Holdings, Ltd. (b)	2,094,000	591,720
Haitong Securities Co., Ltd. (Class H) (b)	2,050,600	2,952,845
Huatai Securities Co., Ltd. (Class H) (a)(c)	332,200	654,108
Noah Holdings, Ltd. ADS (a)(b)	13,817	324,561
Shenwan Hongyuan HK, Ltd.	610,000	245,573

		15,011,316

CHEMICALS — 0.4%
China Bluechemical, Ltd. (Class H)	2,328,000	621,797
China Lumena New Materials Corp. (a)(b)(e)	3,654,548	0
Fufeng Group, Ltd. (b)	655,000	265,379
Huabao International Holdings, Ltd.	1,573,000	497,268
Sinopec Oilfield Service Corp. (Class H) (a)(b)	1,524,000	491,610
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	2,929,999	1,115,283
Yingde Gases Group Co., Ltd.	1,272,500	523,774

		3,515,111

COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	2,124,000	2,965,359
Dongjiang Environmental Co., Ltd. (Class H)	181,800	281,964
Yestar International Holdings Co., Ltd. (b)	845,000	335,817

		3,583,140

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.5%
BYD Electronic International Co., Ltd. (a)	592,000	$367,420
China All Access Holdings, Ltd. (b)	1,274,000	404,390
China Fiber Optic Network System Group, Ltd. (a)(b)	1,155,600	156,564
Comba Telecom Systems Holdings, Ltd.	1,118,430	238,116
SIM Technology Group, Ltd. (a)	4,330,000	217,895
Suncorp Technologies, Ltd. (a)(b)	9,380,000	239,642
Synertone Communication Corp. (a)(b)	4,450,100	90,724
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (Class H) (c)	321,500	340,166
ZTE Corp. (Class H)	733,997	1,670,661

		3,725,578

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	3,212,394	3,950,183
China Machinery Engineering Corp. (Class H)	560,000	481,236
China Railway Construction Corp., Ltd. (Class H)	1,331,875	1,955,695
China Railway Group, Ltd. (Class H)	3,058,000	2,773,884
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	358,000	241,591
China State Construction International Holdings, Ltd. (b)	1,202,000	1,718,461
Concord New Energy Group, Ltd. (b)	4,270,000	286,501
Metallurgical Corp. of China, Ltd. (Class H) (f)	2,860,000	1,055,425
Sinopec Engineering Group Co., Ltd. (Class H)	1,153,000	1,002,732

		13,465,708

CONSTRUCTION MATERIALS — 0.9%
Anhui Conch Cement Co., Ltd. (Class H)	1,185,000	3,478,526
BBMG Corp. (Class H)	746,500	511,470
China National Building Material Co., Ltd. (Class H) (b)	3,262,000	1,877,216
China Resources Cement Holdings, Ltd.	937,163	426,860
China Shanshui Cement Group, Ltd. (a)(b)(e)	1,913,000	931,563
CSG Holding Co., Ltd. (Class B)	388,000	293,877
Dongpeng Holdings Co., Ltd.	635,000	213,031

		7,732,543

CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	3,170,000	208,605
Credit China Holdings, Ltd. (b)	1,800,000	464,513

		673,118

CONTAINERS & PACKAGING — 0.3%
AMVIG Holdings, Ltd.	1,470,000	610,757
Beijing Enterprises Clean Energy Group, Ltd. (a)	9,920,000	1,228,792
Greatview Aseptic Packaging Co., Ltd.	557,000	259,453

		2,099,002

DISTRIBUTORS — 0.1%
Hang Fat Ginseng Holdings Co., Ltd. (b)	7,320,000	547,816
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	713,000	561,196

		1,109,012

DIVERSIFIED CONSUMER SERVICES — 0.5%
Fu Shou Yuan International Group, Ltd. (b)	754,000	473,801
New Oriental Education & Technology Group, Inc. ADR	115,776	2,339,833
TAL Education Group ADR (a)	50,694	1,629,812

		4,443,446

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,218,000	941,390

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Asia Satellite Telecommunications Holdings, Ltd.	33,500	52,044
China Communications Services Corp., Ltd. (Class H)	3,677,600	1,414,087
China Telecom Corp., Ltd. (Class H)	10,312,951	4,963,491
China Unicom (Hong Kong), Ltd.	4,059,805	5,138,894
Citic Telecom International Holdings, Ltd.	1,400,000	478,707

		12,047,223

ELECTRICAL EQUIPMENT — 1.0%
Boer Power Holdings, Ltd. (b)	230,000	388,178
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,254,000	1,216,777
Dongfang Electric Corp., Ltd. (Class H) (b)	288,600	296,046
Shanghai Electric Group Co., Ltd. (Class H) (b)	2,636,000	1,431,934
Tech Pro Technology Development, Ltd. (a)(b)	5,333,396	1,245,598
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H) (b)	322,800	558,128
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	466,000	3,430,339

		8,567,000

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
AAC Technologies Holdings, Inc. (b)	559,745	3,484,842
Anxin-China Holdings, Ltd. (a)(b)(e)	3,068,000	75,215
Avic International Holdings, Ltd.	712,030	376,684
Digital China Holdings, Ltd.	862,000	797,484
Ju Teng International Holdings, Ltd. (b)	1,252,000	617,111
Kingboard Chemical Holdings, Ltd.	716,499	868,114
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B)	2,444,400	1,409,858
Sunny Optical Technology Group Co., Ltd. (b)	443,000	879,135

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Wasion Group Holdings, Ltd.	438,000	$452,691

		8,961,134

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)(b)	924,000	120,417
China Oilfield Services, Ltd. (Class H) (b)	1,437,900	1,436,036
Hilong Holding, Ltd. (b)	670,000	135,728

		1,692,181

FOOD & STAPLES RETAILING — 0.4%
China Resources Enterprise, Ltd. (b)	927,751	1,721,416
Sun Art Retail Group, Ltd. (b)	1,647,500	1,264,847
Wumart Stores, Inc. (Class H) (a)	425,000	171,095

		3,157,358

FOOD PRODUCTS — 2.4%
Biostime International Holdings, Ltd. (b)	185,500	355,679
China Agri-Industries Holdings, Ltd. (a)(b)	1,877,600	642,014
China Huishan Dairy Holdings Co., Ltd. (b)	3,138,000	1,129,673
China Huiyuan Juice Group, Ltd. (a)	848,000	317,314
China Mengniu Dairy Co., Ltd.	1,071,110	3,759,226
China Milk Products Group, Ltd. (a)(e)	15,000	0
China Modern Dairy Holdings, Ltd. (b)	2,518,000	766,767
China Yurun Food Group, Ltd. (a)(b)	1,279,000	290,455
CP Pokphand Co., Ltd. (b)	3,844,000	426,557
Imperial Pacific International Holdings, Ltd. (a)(b)	38,420,800	837,816
Shenguan Holdings Group, Ltd. (b)	1,706,000	220,128
Tingyi Cayman Islands Holding Corp. (b)	1,671,844	2,657,675
Uni-President China Holdings, Ltd. (b)	1,336,400	1,289,833
Want Want China Holdings, Ltd. (b)	5,129,933	4,209,827
WH Group, Ltd. (a)(c)	5,235,106	2,593,894
YuanShengTai Dairy Farm, Ltd. (a)(b)	2,355,000	170,167

		19,667,025

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	1,790,000	2,457,481
China Oil and Gas Group, Ltd. (a)(b)	2,736,000	169,454
China Resources Gas Group, Ltd.	719,000	1,851,761

		4,478,696

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Mindray Medical International, Ltd. ADR	76,162	1,665,663
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	1,932,000	1,216,529

		2,882,192

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Phoenix Healthcare Group Co., Ltd.	444,000	720,708
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	752,000	1,568,031
Sinopharm Group Co., Ltd. (Class H)	838,800	2,933,075
Universal Health International Group Holding, Ltd. (b)	758,000	249,405

		5,471,219

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	464,000	208,350
China Lodging Group, Ltd. ADR (a)	21,214	516,137
China Travel International Investment Hong Kong, Ltd.	3,184,000	1,158,558
Homeinns Hotel Group ADR (a)	17,448	501,455
Jinmao Investments and Jinmao China Investments Holdings, Ltd.	1,034,000	613,725
REXLot Holdings, Ltd. (b)(e)	5,602,210	238,544
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H) (b)	1,278,187	357,890

		3,594,659

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	1,076,000	1,793,785
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	298,000	149,191
Skyworth Digital Holdings, Ltd.	1,931,655	1,301,055

		3,244,031

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (f)	2,205,000	0
Vinda International Holdings, Ltd.	466,000	835,788

		835,788

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.3%
Beijing Jingneng Clean Energy Co., Ltd. (Class H) (b)	1,418,000	433,631
CGN Power Co., Ltd. (Class H) (b)(c)	8,435,000	3,515,467
China Datang Corp. Renewable Power Co., Ltd. (a)	2,050,000	269,805
China Longyuan Power Group Corp. (Class H)	2,512,000	2,696,736
China Power International Development, Ltd. (b)	2,764,000	1,797,480
China Resources Power Holdings Co., Ltd.	1,434,112	3,271,605
Datang International Power Generation Co., Ltd. (Class H)	3,194,287	1,207,639
Huadian Fuxin Energy Corp., Ltd. (Class H)	1,960,000	675,247
Huadian Power International Corp., Ltd. (Class H)	1,184,000	921,222
Huaneng Power International, Inc. (Class H)	3,024,129	3,250,430
Huaneng Renewables Corp., Ltd. (Class H)	2,666,000	983,834

		19,023,096

INDUSTRIAL CONGLOMERATES — 1.5%
Beijing Enterprises Holdings, Ltd.	450,000	2,697,080
CITIC, Ltd. (b)	4,792,000	8,718,292

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Shanghai Industrial Holdings, Ltd.	332,000	$732,537

		12,147,909

INSURANCE — 7.0%
China Life Insurance Co., Ltd. (Class H)	5,309,040	18,358,884
China Pacific Insurance Group Co., Ltd. (Class H)	1,700,000	6,284,476
China Taiping Insurance Holdings Co., Ltd. (a)	865,091	2,684,555
CNinsure, Inc. ADR (a)(b)	31,185	238,565
New China Life Insurance Co., Ltd. (Class H)	438,700	1,884,983
People’s Insurance Co. Group of China, Ltd. (Class H)	5,229,000	2,543,639
PICC Property & Casualty Co., Ltd. (Class H)	3,798,858	7,381,991
Ping An Insurance Group Co. of China, Ltd. (Class H)	3,676,100	18,190,649

		57,567,742

INTERNET & CATALOG RETAIL — 3.2%
Ctrip.com International, Ltd. ADR (a)	106,445	6,725,195
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	59,509	355,269
JD.com, Inc. ADR (a)	574,151	14,962,375
Qunar Cayman Islands, Ltd. ADR (a)	8,220	247,175
Vipshop Holdings, Ltd. ADS (a)(b)	217,835	3,659,628

		25,949,642

INTERNET SOFTWARE & SERVICES — 19.2%
21Vianet Group, Inc. ADR (a)	47,236	863,474
58.com, Inc. ADR (a)(b)	14,466	680,625
Alibaba Group Holding, Ltd. ADR (a)(b)	769,401	45,371,577
Autohome, Inc. ADR (a)	12,880	418,986
Baidu, Inc. ADR (a)	198,590	27,288,252
Bitauto Holdings, Ltd. ADR (a)(b)	22,700	675,779
NetEase, Inc. ADR	56,837	6,827,261
Phoenix New Media, Ltd. ADR (a)	44,582	195,269
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	67,145	3,211,545
Sina Corp. (a)	51,826	2,079,259
Sohu.com, Inc. (a)	32,191	1,329,488
SouFun Holdings, Ltd. ADR (b)	138,166	911,896
Tencent Holdings, Ltd.	3,842,815	64,112,616
Youku Tudou, Inc. ADR (a)(b)	96,243	1,696,764
YY, Inc. ADR (a)	21,386	1,166,393

		156,829,184

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (a)(b)	1,772,000	384,121
Chinasoft International, Ltd. (a)(b)	676,000	259,059
Hi Sun Technology China, Ltd. (a)(b)	1,680,000	281,805
TravelSky Technology, Ltd. (Class H) (b)	975,000	1,226,605

		2,151,590

MACHINERY — 1.5%
China Conch Venture Holdings, Ltd. (b)	811,500	1,721,416
China Huarong Energy Co., Ltd. (a)(b)	2,899,500	115,979
China International Marine Containers Group Co., Ltd. (Class H)	621,100	1,089,923
CIMC Enric Holdings, Ltd. (b)	704,000	401,505
CRRC Corp., Ltd. (Class H) (a)(b)	2,980,950	3,769,435
Haitian International Holdings, Ltd.	725,000	1,195,541
Lonking Holdings, Ltd.	2,660,000	350,088
Weichai Power Co., Ltd. (Class H)	1,201,840	1,114,990
Yangzijiang Shipbuilding Holdings, Ltd. (b)	2,151,400	1,717,307
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H) (b)	1,036,400	389,149

		11,865,333

MARINE — 0.5%
China COSCO Holdings Co., Ltd. (Class H) (a)(b)(f)	2,430,675	1,549,349
China Shipping Container Lines Co., Ltd. (a)(b)(f)	3,585,500	1,438,817
China Shipping Development Co., Ltd. (b)(f)	1,431,800	1,014,262
SITC International Holdings Co., Ltd.	815,000	393,301

		4,395,729

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a)(b)	6,940,000	1,540,222
Poly Culture Group Corp., Ltd. (Class H)	110,700	234,254
Wisdom Holdings Group (b)	470,000	200,128

		1,974,604

METALS & MINING — 1.0%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	3,840,000	1,194,108
Angang Steel Co., Ltd. (b)	1,225,720	491,866
China Hongqiao Group, Ltd. (b)	515,000	241,218
China Metal Recycling Holdings, Ltd. (a)(b)(e)	268,085	0
China Molybdenum Co., Ltd. (Class H) (b)	1,340,000	650,112
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	4,084,000	160,724
China Zhongwang Holdings, Ltd. (b)	969,200	367,668
Jiangxi Copper Co., Ltd. (Class H)	1,437,000	1,742,931
Maanshan Iron & Steel (a)(b)	2,110,000	454,668
MMG, Ltd. (a)	1,412,000	266,001
North Mining Shares Co., Ltd. (a)	9,640,000	113,192
Shougang Fushan Resources Group, Ltd.	3,138,000	388,705
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	1,061,000	554,455
Zijin Mining Group Co., Ltd. (Class H)	6,342,750	1,653,196

		8,278,844

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (b)	571,120	669,127

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Intime Retail Group Co., Ltd.	800,500	$826,317
Parkson Retail Group, Ltd. (b)	1,707,500	226,931

		1,722,375

OIL, GAS & CONSUMABLE FUELS — 5.5%
China Coal Energy Co., Ltd. (Class H) (b)	3,400,013	1,373,158
China Petroleum & Chemical Corp. (Class H)	19,092,640	11,603,323
China Shenhua Energy Co., Ltd. (Class H)	2,800,700	4,278,719
China Suntien Green Energy Corp., Ltd. (Class H)	1,155,000	204,173
CNOOC, Ltd.	12,034,174	12,313,598
Inner Mongolia Yitai Coal Co., Ltd. (b)	1,162,100	752,736
Kunlun Energy Co., Ltd.	2,869,400	2,051,145
Newocean Energy Holdings, Ltd. (b)	874,000	329,299
PetroChina Co., Ltd. (Class H)	15,336,930	10,626,940
Sinopec Kantons Holdings, Ltd.	1,222,000	625,975
United Energy Group, Ltd. (a)	3,056,000	335,172
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	1,693,900	751,868

		45,246,106

PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	2,168,000	1,096,581
Nine Dragons Paper Holdings, Ltd.	1,754,000	907,548

		2,004,129

PERSONAL PRODUCTS — 0.7%
Hengan International Group Co., Ltd.	585,000	5,687,673

PHARMACEUTICALS — 1.8%
China Animal Healthcare, Ltd. (a)(e)	753,600	252,819
China Medical System Holdings, Ltd.	916,300	1,048,713
China Pharmaceutical Group, Ltd.	1,830,000	1,603,306
China Shineway Pharmaceutical Group, Ltd.	357,000	412,735
Consun Pharmaceutical Group, Ltd.	705,000	428,455
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H) (b)	234,000	600,848
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	4,448,400	545,284
Luye Pharma Group, Ltd. (a)	1,259,500	1,119,729
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	228,000	358,914
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H) (b)	246,000	769,737
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	556,000	510,799
Sihuan Pharmaceutical Holdings Group, Ltd. (f)	311,000	40,129
Sino Biopharmaceutical, Ltd.	2,472,000	3,036,553
SSY Group, Ltd. (b)	2,099,534	495,758
Tong Ren Tang Technologies Co., Ltd. (Class H) (b)	447,000	609,070
WuXi PharmaTech Cayman, Inc. ADR (a)	64,100	2,769,761

		14,602,610

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.6%
Agile Property Holdings, Ltd. (b)	1,698,747	883,343
Beijing Capital Land, Ltd. (Class H)	988,000	390,098
Carnival Group International Holdings, Ltd. (a)(b)	8,450,000	1,057,606
China Jinmao Holdings Group, Ltd.	1,898,000	477,558
China Overseas Land & Investment, Ltd.	3,337,862	10,078,125
China Resources Land, Ltd.	2,140,555	5,015,771
China South City Holdings, Ltd. (b)	2,548,000	621,379
China Vanke Co., Ltd. (Class H) (b)	1,227,564	2,619,842
Colour Life Services Group Co., Ltd. (b)	345,000	269,766
Country Garden Holdings Co., Ltd. (b)	6,430,500	2,314,965
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (b)(c)	478,100	2,739,033
E-House China Holdings, Ltd. ADR (b)	65,088	386,623
Evergrande Real Estate Group, Ltd. (b)	3,789,000	2,151,160
First Sponsor Group, Ltd.	828,100	707,604
Greentown China Holdings, Ltd. (a)(b)	440,000	315,095
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,053,424	954,192
Hopson Development Holdings, Ltd. (a)(b)	432,000	342,811
Hydoo International Holding Ltd. (b)	1,538,000	196,466
Jiangsu Future Land Co., Ltd. (Class B)	547,200	989,885
Kaisa Group Holdings, Ltd. (a)(f)	1,416,000	0
KWG Property Holding, Ltd.	857,092	561,806
Longfor Properties Co., Ltd.	965,000	1,215,270
Poly Property Group Co., Ltd. (b)	1,523,000	418,577
Redco Properties Group, Ltd. (c)	304,000	211,818
Renhe Commercial Holdings Co., Ltd. (a)(b)	10,377,000	555,668
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	399,200	1,082,630
Shenzhen Investment, Ltd.	2,069,432	728,969
Shimao Property Holdings, Ltd.	1,257,441	1,885,338
Shui On Land, Ltd. (b)	3,577,000	821,551
Sino-Ocean Land Holdings, Ltd.	4,049,212	2,204,847
Soho China, Ltd. (b)	1,097,000	426,058
Sunac China Holdings, Ltd.	1,368,300	713,277
Yanlord Land Group, Ltd. (b)	777,400	554,934
Yuexiu Property Co., Ltd.	7,430,000	1,217,553
Yuzhou Properties Co. (b)	2,971,840	690,229

		45,799,847

ROAD & RAIL — 0.3%
CAR, Inc. (a)(b)	961,000	1,383,831
Dazhong Transportation Group Co., Ltd. (Class B)	248,000	224,936

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Guangshen Railway Co., Ltd. (b)	2,182,000	$867,164

		2,475,931

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
China Jinhai International Group, Ltd. (a)	2,611,000	256,045
GCL Poly Energy Holdings, Ltd. (a)(b)	8,383,000	1,611,689
Hanergy Thin Film Power Group, Ltd. (a)(b)(e)	18,461,376	0
JinkoSolar Holding Co., Ltd. ADR (a)(b)	16,203	355,494
Semiconductor Manufacturing International Corp. (a)	23,986,000	2,166,463
Shunfeng International Clean Energy, Ltd. (a)	676,000	171,834
Trina Solar, Ltd. ADR (a)(b)	64,826	581,489
Xinyi Solar Holdings, Ltd. (b)	2,810,000	957,207
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	107,226	43,780

		6,144,001

SOFTWARE — 0.5%
Boyaa Interactive International, Ltd. (b)	329,000	134,995
Cheetah Mobile, Inc. ADR (a)(b)	17,271	249,739
Kingdee International Software Group Co., Ltd. (b)	1,230,000	460,255
Kingsoft Corp., Ltd.	600,000	1,169,025
NetDragon Websoft, Inc.	224,000	560,719
Shanda Games, Ltd. ADR (a)	100,500	673,350
Shanghai Baosight Software Co., Ltd. (Class B)	75,300	247,511
V1 Group, Ltd. (a)(b)	2,086,000	166,879

		3,662,473

SPECIALTY RETAIL — 0.4%
Baoxin Auto Group, Ltd.	750,000	319,353
BEP International Holdings, Ltd.	5,420,000	811,246
China Harmony New Energy Auto Holdings, Ltd.	371,000	174,728
GOME Electrical Appliances Holding, Ltd. (b)	8,290,279	1,262,254
Hengdeli Holdings, Ltd. (b)	3,048,895	436,678
Zhongsheng Group Holdings, Ltd. (b)	622,500	252,211

		3,256,470

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Coolpad Group, Ltd. (a)	2,820,000	527,610
Lenovo Group, Ltd. (b)	5,172,000	4,357,799
TCL Communication Technology Holdings, Ltd. (b)	416,000	298,981

		5,184,390

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Anta Sports Products, Ltd.	724,000	1,868,375
Belle International Holdings, Ltd.	4,181,000	3,614,519
Bosideng International Holdings, Ltd. (b)	3,870,000	344,553
China Dongxiang Group Co., Ltd.	3,643,000	879,015
China Jicheng Holdings, Ltd. (a)(b)(c)	2,405,000	626,847
Cosmo Lady China Holdings Co., Ltd. (c)	358,000	378,785
Lao Feng Xiang Co., Ltd. (Class B)	85,900	349,441
Li Ning Co., Ltd. (a)(b)	1,511,207	653,227
Shenzhou International Group Holdings, Ltd.	469,000	2,414,578

		11,129,340

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Citic Resources Holdings, Ltd. (a)(b)	2,112,000	307,941

TRANSPORTATION INFRASTRUCTURE — 2.0%
Anhui Expressway Co., Ltd. (Class H) (b)	632,000	513,752
Beijing Capital International Airport Co., Ltd.	1,599,939	1,488,450
China Merchants Holdings International Co., Ltd.	1,435,828	4,214,823
Cosco International Holdings, Ltd. (f)	2,188,000	1,239,388
COSCO Pacific, Ltd. (f)	2,315,308	2,995,541
Dalian Port PDA Co., Ltd. (Class H) (b)	634,000	197,970
HNA Infrastructure Co., Ltd.	447,000	511,019
Jiangsu Expressway Co., Ltd. (Class H)	870,795	1,108,992
Qingdao Port International Co., Ltd. (Class H) (c)	1,029,000	462,051
Shenzhen Expressway Co., Ltd. (Class H)	932,000	607,299
Shenzhen International Holdings Ltd. (b)	788,795	1,080,897
Sichuan Expressway Co., Ltd. (Class H)	972,000	304,767
Xiamen International Port Co., Ltd. (Class H)	1,185,000	285,927
Yuexiu Transport Infrastructure, Ltd. (b)	460,000	288,463
Zhejiang Expressway Co., Ltd. (Class H)	1,020,000	1,106,857

		16,406,196

WATER UTILITIES — 0.9%
Beijing Enterprises Water Group, Ltd. (a)	3,778,000	2,632,396
CT Environmental Group, Ltd. (b)	2,114,400	660,234
Guangdong Investment, Ltd.	2,290,000	3,403,952
Kangda International Environmental Co., Ltd. (a)(c)	902,000	237,428
SIIC Environment Holdings, Ltd. (a)	104,280	61,605

		6,995,615

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
China Mobile, Ltd.	3,936,504	46,628,223

TOTAL COMMON STOCKS —
(Cost $966,510,483)		814,236,497

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 12.2%
UNITED STATES — 12.2%
MONEY MARKET FUNDS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	100,160,856	$100,160,856
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (h)(i)	8,325	8,325

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,169,181)		100,169,181

TOTAL INVESTMENTS — 111.8%
(Cost $1,066,679,664)		914,405,678
OTHER ASSETS & LIABILITIES — (11.8)%		(96,497,493)

NET ASSETS — 100.0%		$817,908,185

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

GEOGRAPHICAL BREAKDOWN AS OF
SEPTEMBER 30, 2015

PERCENT OF
COUNTRY	NET ASSETS

China	75.7%
Hong Kong	23.9
Singapore	0.0 *
United States (Short Term Investments)	12.2
Other Assets & Liabilities	(11.8)

Total	100.0%

*	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.6%
BRAZIL — 6.0%
Ambev SA ADR	259,621	$1,272,143
B2W Cia Digital (a)	4,348	16,226
Banco Bradesco SA Preference Shares ADR	182,962	980,676
Banco do Brasil SA	48,053	183,429
Banco Pan SA Preference Shares	22,673	7,858
Banco Santander Brasil SA	1,254	3,971
BB Seguridade Participacoes SA	31,867	198,551
BM&FBovespa SA	101,973	283,746
BR Malls Participacoes SA	37,553	98,646
Bradespar SA Preference Shares	26,547	54,668
Brasil Brokers Participacoes SA	10,297	4,525
Braskem SA Preference Shares ADR (b)	10,267	86,551
BRF — Brasil Foods SA ADR	29,221	519,842
CCR SA	28,642	87,538
Centrais Eletricas Brasileiras SA ADR (a)	32,895	42,435
Cia Energetica de Sao Paulo Preference Shares (Class B)	3,251	12,418
Cia Hering	2,598	9,167
Cielo SA	41,149	378,840
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	13,000	163,020
Companhia de Saneamento Basico do Estado de Sao Paulo	41,794	166,254
Companhia Energetica de Minas Gerais ADR	73,383	130,622
Companhia Siderurgica Nacional SA ADR (b)	84,105	80,598
Cosan Logistica SA	10,499	3,059
Cosan SA Industria e Comercio	10,499	53,076
CPFL Energia SA (a)	7,529	28,116
Cyrela Brazil Realty SA	29,568	61,409
Duratex SA	21,718	32,070
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	2,014	5,538
Embraer SA	45,167	289,245
Estacio Participacoes SA	12,719	45,038
Eternit SA	12,089	5,283
Fibria Celulose SA ADR (b)	16,183	219,441
GAEC Educacao SA	1,662	4,044
Gafisa SA (a)	7,161	3,633
Gerdau SA ADR (b)	62,634	85,809
Hypermarcas SA (a)	2,742	10,522
Itau Unibanco Holding SA Preference Shares ADR	181,728	1,203,039
Itausa — Investimentos Itau SA Preference Shares	243,709	436,992
Itausa — Investimentos Itau SA	22,499	42,998
JBS SA	20,866	88,034
Kepler Weber SA	1,272	6,702
Klabin SA	8,614	47,332
Kroton Educacional SA	63,021	122,024
Log-in Logistica Intermodal SA (a)	10,286	3,746
Lojas Americanas SA Preference Shares	42,331	172,218
Lojas Renner SA	72,745	336,144
Magnesita Refratarios SA (a)	15,398	10,943
Marcopolo SA Preference Shares	23,647	9,502
Metalurgica Gerdau SA Preference Shares	32,956	24,167
Mills Estruturas e Servicos de Engenharia SA (a)	5,196	5,872
MMX Mineracao e Metalicos SA (a)	67,839	4,941
MRV Engenharia e Participacoes SA	5,735	8,771
Natura Cosmeticos SA	16,161	79,142
Oi SA, ADR (a)(c)	607	413
Oi SA, ADR (a)(b)(c)	19,101	12,912
PDG Realty SA Empreendimentos e Participacoes (a)	139,313	2,099
Petroleo Brasileiro SA ADR (a)(b)	56,034	243,748
Petroleo Brasileiro SA Preference Shares ADR (a)	125,825	463,036
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,814	3,234
Prumo Logistica SA (a)	17,959	2,661
Qualicorp SA	5,016	18,694
Raia Drogasil SA	3,500	34,368
Restoque Comercio e Confeccoes de Roupas SA	6,748	5,541
Rodobens Negocios Imobiliarios SA	5,726	5,996
Rossi Residencial SA (a)	22,693	4,673
Rumo Logistica Operadora Multimodal SA (a)	3,841	5,797
Souza Cruz SA	38,347	258,090
Suzano Papel e Celulose SA Preference Shares (Class A)	5,090	24,658
T4F Entretenimento SA (a)	9,264	6,747
Telefonica Brasil SA ADR (b)	9,335	85,229
Telefonica Brasil SA Preference Shares	37,905	349,069
Tereos Internacional SA (a)	45,666	7,569
Tim Participacoes SA ADR	13,025	123,086
Totvs SA	3,182	24,085
Tractebel Energia SA ADR	14,704	126,307
Ultrapar Participacoes SA	15,438	258,983
Usinas Siderurgicas de Minas Gerais SA ADR (b)	45,106	38,340
Vale SA ADR (b)	75,342	316,436
Vale SA Preference Shares ADR (b)	109,458	366,684
Weg SA	68,228	264,725

		11,283,754

BRITISH VIRGIN ISLANDS — 0.0% (d)
Winsway Enterprises Holdings, Ltd. (a)(e)	10,000	187

CHILE — 1.6%
Antarchile SA	18,804	184,881
Empresa Nacional de Electricidad SA ADR	9,684	343,879
Empresas COPEC SA	43,279	391,780
Empresas Iansa SA	464,722	15,454
Enersis SA ADR	37,174	469,879
Enjoy SA	213,624	12,459

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Latam Airlines Group SA ADR (a)(b)	28,767	$140,383
Multiexport Foods SA	194,362	24,794
Parque Arauco SA	268,552	459,872
SACI Falabella	107,759	666,167
Sociedad Quimica y Minera de Chile SA Preference Shares (Class B)	1,282	18,491
Tech Pack SA (a)	11,507	3,876
Vina Concha y Toro SA ADR	6,352	210,887

		2,942,802

CHINA — 22.4%
21Vianet Group, Inc. ADR (a)(b)	742	13,564
3SBio, Inc. (a)(f)	32,000	32,454
500.com, Ltd. ADR (Class A) (a)	424	6,877
58.com, Inc. ADR (a)(b)	530	24,936
Agricultural Bank of China, Ltd. (Class H)	1,268,000	479,383
Air China, Ltd. (Class H)	159,744	125,939
Alibaba Group Holding, Ltd. ADR (a)(b)	55,121	3,250,485
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	360,000	111,948
Angang Steel Co., Ltd. (b)	74,640	29,952
Anhui Conch Cement Co., Ltd. (Class H)	124,135	364,394
Anhui Expressway Co., Ltd. (Class H) (b)	8,000	6,503
Anta Sports Products, Ltd.	35,000	90,322
Anton Oilfield Services Group (a)(b)	46,000	5,995
Aupu Group Holding Co., Ltd.	124,000	31,200
Autohome, Inc. ADR (a)	1,590	51,723
Avic International Holdings, Ltd.	70,000	37,032
BAIC Motor Corp., Ltd. (Class H) (b)(f)	10,000	8,761
Baidu, Inc. ADR (a)	14,377	1,975,544
BAIOO Family Interactive, Ltd. (b)(f)	150,000	9,871
Bank of China, Ltd. (Class H)	3,634,900	1,561,824
Bank of Communications Co., Ltd. (Class H)	1,032,864	715,670
Baoxin Auto Group, Ltd.	16,000	6,813
BBMG Corp. (Class H)	18,000	12,333
Beijing Enterprises Clean Energy Group, Ltd. (a)	738,000	91,416
Beijing Jingneng Clean Energy Co., Ltd. (Class H) (b)	52,000	15,902
Bitauto Holdings, Ltd. ADR (a)	954	28,401
BOE Technology Group Co., Ltd. (Class B) (a)	42,700	11,625
Boer Power Holdings, Ltd. (b)	7,000	11,814
Bona Film Group, Ltd. ADR (a)	848	10,100
Boyaa Interactive International, Ltd.	24,000	9,848
Brilliance China Automotive Holdings, Ltd. (b)	158,000	186,745
BYD Co., Ltd. (Class H) (a)(b)	25,500	134,409
BYD Electronic International Co., Ltd. (a)	25,000	15,516
Cabbeen Fashion, Ltd.	46,000	29,737
CAR, Inc. (a)(b)	37,000	53,280
CGN Power Co., Ltd. (Class H) (f)	478,000	199,217
Changyou.com, Ltd. ADR (a)	318	5,660
Chanjet Information Technology Co., Ltd. (Class H)	4,000	6,906
Cheetah Mobile, Inc. ADR (a)(b)	530	7,664
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,450
China Aoyuan Property Group, Ltd.	44,000	8,232
China Automation Group, Ltd. (a)	57,000	6,031
China Child Care Corp., Ltd.	71,000	6,321
China Cinda Asset Management Co., Ltd. (Class H)	592,000	204,716
China CITIC Bank Corp., Ltd. (Class H) (a)	556,000	322,119
China Coal Energy Co., Ltd. (Class H) (b)	360,000	145,393
China Communications Construction Co., Ltd. (Class H)	255,241	313,862
China Communications Services Corp., Ltd. (Class H)	68,000	26,147
China Conch Venture Holdings, Ltd. (b)	77,700	164,823
China Construction Bank Corp. (Class H)	4,842,280	3,217,752
China COSCO Holdings Co., Ltd. (Class H) (a)(b)(e)	245,425	156,438
China Datang Corp. Renewable Power Co., Ltd. (a)	96,000	12,635
China Distance Education Holdings, Ltd. ADR	636	8,128
China Eastern Airlines Corp., Ltd. (Class H) (a)	60,000	35,845
China Fangda Group Co., Ltd. (Class B)	116,700	71,525
China Galaxy Securities Co., Ltd. (Class H) (b)	145,900	102,412
China Hanking Holdings, Ltd. (a)	56,000	28,831
China Harmony New Energy Auto Holdings, Ltd.	12,000	5,652
China Hongqiao Group, Ltd. (b)	17,500	8,197
China Huiyuan Juice Group, Ltd. (a)	27,000	10,103
China International Marine Containers Group Co., Ltd. (Class H)	10,300	18,075
China Jicheng Holdings, Ltd. (a)(f)	197,800	51,555
China Jiuhao Health Industry Corp., Ltd.	180,000	14,632
China Lesso Group Holdings, Ltd.	35,000	28,180
China Life Insurance Co., Ltd. (Class H)	381,260	1,318,413
China Lodging Group, Ltd. ADR (a)	954	23,211
China Longyuan Power Group Corp. (Class H)	115,000	123,457
China Machinery Engineering Corp. (Class H)	21,000	18,046
China Merchants Bank Co., Ltd. (Class H)	253,923	612,688
China Ming Yang Wind Power Group, Ltd. ADS (a)(b)	6,469	12,679
China Minsheng Banking Corp., Ltd. (Class H)	307,400	283,203

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

China Molybdenum Co., Ltd. (Class H) (b)	35,000	$16,981
China National Accord Medicines Corp., Ltd. (Class B)	2,500	11,900
China National Building Material Co., Ltd. (Class H) (b)	72,000	41,435
China NT Pharma Group Co., Ltd. (a)	129,100	29,984
China Oilfield Services, Ltd. (Class H) (b)	153,723	153,524
China Pacific Insurance Group Co., Ltd. (Class H)	123,600	456,918
China Petroleum & Chemical Corp. (Class H)	1,419,200	862,502
China Railway Construction Corp., Ltd. (Class H)	130,490	191,609
China Railway Group, Ltd. (Class H)	289,487	262,591
China Sanjiang Fine Chemicals Co., Ltd. (a)(b)	31,000	5,680
China Shenhua Energy Co., Ltd. (Class H)	245,056	374,380
China Shipping Container Lines Co., Ltd. (a)(b)(e)	448,117	179,824
China Shipping Development Co., Ltd. (b)(e)	140,000	99,174
China Southern Airlines Co., Ltd. (Class H)	72,000	52,862
China Telecom Corp., Ltd. (Class H)	939,615	452,225
China Vanke Co., Ltd. (Class H) (b)	50,600	107,989
ChinaCache International Holdings, Ltd. ADR (a)	954	7,460
Chinasoft International, Ltd. (a)	58,000	22,227
Chongqing Changan Automobile Co., Ltd. (Class B)	55,400	93,572
Chongqing Machinery & Electric Co., Ltd.	54,000	7,107
CIFI Holdings Group Co., Ltd.	40,000	7,122
CITIC Securities Co., Ltd. (Class H)	83,000	147,793
CNinsure, Inc. ADR (a)	2,014	15,407
Cogobuy Group (a)(f)	22,000	22,199
Coland Holdings, Ltd.	11,938	17,856
Colour Life Services Group Co., Ltd.	27,000	21,112
Comtec Solar Systems Group, Ltd. (a)	128,000	10,240
Coolpad Group, Ltd. (a)	172,000	32,180
Cosmo Lady China Holdings Co., Ltd. (f)	29,000	30,684
Country Garden Holdings Co., Ltd. (b)	279,466	100,607
Credit China Holdings, Ltd.	72,000	18,580
CRRC Corp., Ltd. (Class H) (a)	209,000	264,282
CSG Holding Co., Ltd. (Class B)	8,200	6,211
Ctrip.com International, Ltd. ADR (a)	8,370	528,817
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (f)	30,100	172,443
Daqo New Energy Corp. ADR (a)(b)	636	10,170
Datang International Power Generation Co., Ltd. (Class H)	432,000	163,323
Dazhong Transportation Group Co., Ltd. (Class B)	49,500	44,896
Dongfang Electric Corp., Ltd. (Class H) (b)	14,400	14,771
Dongfeng Motor Group Co., Ltd. (Class H)	284,000	353,623
Dongpeng Holdings Co., Ltd.	23,000	7,716
Double Coin Holdings, Ltd. (Class B)	200	168
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	2,757	16,459
E-House China Holdings, Ltd. ADR (b)	1,908	11,333
Fantasia Holdings Group Co., Ltd.	54,000	6,062
GF Securities Co., Ltd. (Class H) (a)(b)	83,600	151,018
Goodbaby International Holdings, Ltd. (a)	25,000	11,129
Great Wall Motor Co., Ltd. (Class H)	171,750	189,699
Greentown China Holdings, Ltd. (a)(b)	30,500	21,842
Guangdong Electric Power Development Co. Ltd. (Class B)	101,440	64,790
Guangshen Railway Co., Ltd. (b)	288,000	114,456
Guangzhou Automobile Group Co., Ltd. (Class H)	164,636	134,045
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Class H) (b)	6,000	15,406
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	129,600	117,392
Guodian Technology & Environment Group Co., Ltd. (Class H) (a)	31,000	2,680
Haichang Ocean Park Holdings, Ltd. (a)(f)	44,000	8,573
Haitian International Holdings, Ltd.	5,000	8,245
Haitong Securities Co., Ltd. (Class H) (b)	129,600	186,623
Hangzhou Steam Turbine Co. (Class B) (g)	17,400	17,804
Harbin Electric Co., Ltd. (Class H) (b)	72,000	39,576
Hengan International Group Co., Ltd.	38,000	369,456
Hi Sun Technology China, Ltd. (a)(b)	99,000	16,606
HNA Infrastructure Co., Ltd.	23,000	26,294
Homeinns Hotel Group ADR (a)	636	18,279
Honworld Group, Ltd. (f)	14,000	7,966
Huadian Fuxin Energy Corp., Ltd. (Class H)	30,000	10,335
Huadian Power International Corp., Ltd. (Class H)	193,308	150,405
Huaneng Power International, Inc. (Class H)	288,000	309,552
Huaneng Renewables Corp., Ltd. (Class H)	140,000	51,664
Huangshan Tourism Development Co., Ltd. (Class B)	32,820	50,215
Huatai Securities Co., Ltd. (Class H) (a)(f)	35,400	69,703
Industrial & Commercial Bank of China, Ltd. (Class H)	3,908,590	2,249,316
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	26,665	21,679
Intime Retail Group Co., Ltd.	76,500	78,967

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

JA Solar Holdings Co., Ltd. ADR (a)(b)	1,166	$9,095
JD.com, Inc. ADR (a)	42,839	1,116,384
Jiangnan Group, Ltd.	50,000	10,258
Jiangsu Expressway Co., Ltd. (Class H)	194,000	247,067
Jiangsu Future Land Co., Ltd. (Class B)	55,689	100,741
Jiangxi Copper Co., Ltd. (Class H)	74,000	89,754
JinkoSolar Holding Co., Ltd. ADR (a)(b)	742	16,279
Jumei International Holding, Ltd. ADR (a)(b)	424	4,185
Kama Co., Ltd. (Class B) (a)	7,100	5,936
Kingsoft Corp., Ltd.	33,000	64,296
Konka Group Co., Ltd. (Class B)	630,000	239,805
KWG Property Holding, Ltd.	70,412	46,154
Lao Feng Xiang Co., Ltd. (Class B)	9,301	37,836
Lifetech Scientific Corp. (a)	70,000	10,116
Livzon Pharmaceutical Group, Inc. (Class H) (e)	4,520	23,329
Luye Pharma Group, Ltd. (a)	32,000	28,449
Maanshan Iron & Steel (a)(b)	216,000	46,544
Metallurgical Corp. of China, Ltd. (Class H) (e)	90,000	33,213
Mindray Medical International, Ltd. ADR	2,984	65,260
MOBI Development Co., Ltd.	102,000	15,793
Momo, Inc. ADR (a)	848	10,600
NetEase, Inc. ADR	4,935	592,792
New China Life Insurance Co., Ltd. (Class H)	34,300	147,378
New Oriental Education & Technology Group, Inc. ADR	5,902	119,279
Nine Dragons Paper Holdings, Ltd.	108,000	55,881
Noah Holdings, Ltd. ADS (a)(b)	636	14,940
NQ Mobile, Inc. ADR (a)(b)	1,908	6,315
Ourgame International Holdings, Ltd.	23,000	11,693
Ozner Water International Holding, Ltd. (a)(f)	44,000	8,062
Parkson Retail Group, Ltd.	89,634	11,913
People’s Insurance Co. Group of China, Ltd. (Class H)	259,000	125,990
PetroChina Co., Ltd. (Class H)	1,100,970	762,861
PICC Property & Casualty Co., Ltd. (Class H)	367,506	714,143
Ping An Insurance Group Co. of China, Ltd. (Class H)	249,000	1,232,140
Poly Culture Group Corp., Ltd. (Class H)	3,000	6,348
PW Medtech Group, Ltd. (a)	26,000	5,435
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	4,024	192,468
Qunar Cayman Islands, Ltd. ADR (a)	1,590	47,811
ReneSola, Ltd. ADR (a)(b)	8,802	8,556
Renhe Commercial Holdings Co., Ltd. (a)(b)	785,000	42,035
REXLot Holdings, Ltd. (g)	175,000	7,452
Semiconductor Manufacturing International Corp. (a)	1,315,000	118,773
Shandong Airlines Co., Ltd. (Class B)	2,900	6,051
Shandong Chenming Paper Holdings, Ltd. (Class B)	15,200	7,355
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	8,000	12,593
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	104,000	65,486
Shanghai Baosight Software Co., Ltd. (Class B)	2,700	8,875
Shanghai Electric Group Co., Ltd. (Class H) (b)	306,077	166,268
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	12,500	39,113
Shanghai Fudan Microelectronics Group Co., Ltd. (Class H) (a)	16,000	9,724
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	8,000	7,350
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (a)	68,848	39,794
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	28,000	7,840
Shanghai Jinjiang International Industrial Investment Co., Ltd. (Class B)	39,458	59,226
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	2,300	7,388
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. (Class B)	52,020	76,365
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (Class B)	18,300	49,630
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	14,500	30,235
Shanghai Prime Machinery Co., Ltd. (Class H)	52,000	8,454
Shengjing Bank Co., Ltd. (Class H) (b)(f)	29,300	41,284
Shenzhen Expressway Co., Ltd. (Class H)	116,482	75,901
Shenzhou International Group Holdings, Ltd.	22,000	113,264
Shunfeng International Clean Energy, Ltd. (a)	54,000	13,726
Sihuan Pharmaceutical Holdings Group, Ltd. (e)	2,000	258
Sina Corp. (a)	4,147	166,378
Sinofert Holdings, Ltd.	46,000	6,826
Sinopec Oilfield Service Corp. (Class H) (a)(b)	64,000	20,645
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)	286,600	109,092
Sinopharm Group Co., Ltd. (Class H)	46,000	160,851
Sinosoft Technology Group, Ltd.	28,000	13,982
Sinovac Biotech, Ltd. (a)	5,700	28,956
Soho China, Ltd.	24,000	9,321
SouFun Holdings, Ltd. ADR (b)	8,802	58,093
SPT Energy Group, Inc. (a)(b)	20,000	1,806

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sunny Optical Technology Group Co., Ltd. (b)	32,000	$63,504
Synertone Communication Corp. (a)	176,000	3,588
Tencent Holdings, Ltd.	285,467	4,762,664
Tian Ge Interactive Holdings, Ltd. (f)	29,000	12,610
Tingyi Cayman Islands Holding Corp.	196,000	311,575
Tong Ren Tang Technologies Co., Ltd. (Class H)	10,000	13,626
TravelSky Technology, Ltd. (Class H) (b)	141,841	178,444
Trigiant Group, Ltd. (b)	36,000	6,828
Trina Solar, Ltd. ADR (a)(b)	3,818	34,247
Universal Health International Group Holding, Ltd. (b)	27,000	8,884
Vimicro International Co. ADR (a)	2,500	31,150
Vipshop Holdings, Ltd. ADS (a)(b)	14,540	244,272
Want Want China Holdings, Ltd. (b)	398,000	326,615
Weiqiao Textile Co.	90,500	36,433
Wisdom Holdings Group (b)	33,000	14,051
WuXi PharmaTech Cayman, Inc. ADR (a)	2,202	95,148
Xiamen International Port Co., Ltd. (Class H)	40,000	9,652
Xinchen China Power Holdings, Ltd. (a)(b)	39,000	8,907
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H) (b)	4,800	8,299
Xinyi Solar Holdings, Ltd. (b)	138,000	47,009
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (Class H) (f)	10,000	10,581
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	216,000	95,875
Yestar International Holdings Co., Ltd. (b)	22,500	8,942
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	10,498	4,286
Youku Tudou, Inc. ADR (a)	5,424	95,625
YY, Inc. ADR (a)	1,272	69,375
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	15,500	8,100
Zhejiang Expressway Co., Ltd. (Class H)	253,862	275,479
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	33,500	246,602
Zijin Mining Group Co., Ltd. (Class H)	399,000	103,997
ZTE Corp. (Class H)	72,927	165,990

		42,283,074

COLOMBIA — 0.6%
Almacenes Exito SA	7,343	31,540
Banco Davivienda SA Preference Shares	12,347	95,908
Banco de Bogota SA	3,963	75,739
BanColombia SA	11,474	88,161
BanColombia SA ADR (b)	4,134	133,115
Bolsa de Valores de Colombia	7,489,248	40,028
Celsia SA ESP	8,036	9,293
Cementos Argos SA	8,163	24,961
Cementos Argos SA Preference Shares	9,750	28,425
Constructora Conconcreto SA	24,393	9,600
Corp Financiera Colombiana SA	3,681	45,286
Ecopetrol SA	110,421	47,572
Empresa de Telecomunicaciones de Bogota	217,515	40,303
Grupo Argos SA	3,302	19,146
Grupo Argos SA/Colombia Preference Shares	12,494	69,935
Grupo Aval Acciones y Valores SA	328,378	125,517
Grupo de Inversiones Suramericana SA	4,498	52,278
Grupo de Inversiones Suramericana SA Preference Shares	4,489	51,475
Grupo Nutresa SA	4,150	27,934
Interbolsa SA/Colombia (a)(g)	52,588	0
Interconexion Electrica SA ESP	16,733	38,755
Isagen SA ESP	73,773	68,823

		1,123,794

CZECH REPUBLIC — 0.4%
CEZ AS	15,067	313,286
Komercni Banka AS	1,590	344,191
Unipetrol (a)	10,740	68,601

		726,078

EGYPT — 0.5%
Commercial International Bank Egypt SAE	114,546	776,362
Egyptian Financial Group-Hermes Holding Co. (a)	62,720	64,642
Egyptian Kuwait Holding Co.	54,463	31,589
Global Telecom Holding GDR (a)	1,676	1,927
Global Telecom Holding SAE (a)	57,917	14,054
Global Telecom Holding SAE GDR (a)	28,452	32,720
Orascom Telecom Media & Technology Holding SAE (a)	50,320	4,499

		925,793

GREECE — 0.3%
Alpha Bank AE (a)	197,838	23,630
Diana Shipping, Inc. (a)	2,570	16,654
DryShips, Inc. (a)	13,117	2,214
Ellaktor SA (a)	230	393
Eurobank Ergasias SA (a)	435,646	10,698
FF Group (a)	1,014	20,600
Fourlis Holdings SA (a)	112	311
Frigoglass SAIC (a)	196	431
GEK Terna Holding Real Estate Construction SA (a)	279	523
Grivalia Properties REIC AE	4,985	44,293
Hellenic Exchanges — Athens Stock Exchange SA	9,456	52,249
Hellenic Telecommunications Organization SA	7,892	68,714
Intralot SA — Integrated Lottery Systems & Services (a)	21,251	40,326
JUMBO SA	3,238	28,373
Marfin Investment Group Holdings SA (a)	3,150	264
Mytilineos Holdings SA (a)	73	379

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

National Bank of Greece SA (a)	49,558	$21,298
OPAP SA	9,744	87,884
Piraeus Bank SA (a)	51,978	4,526
Public Power Corp. SA	3,659	19,074
Terna Energy SA (a)	146	445
Titan Cement Co. SA	1,562	35,220

		478,499

HONG KONG — 8.1%
AAC Technologies Holdings, Inc. (b)	56,992	354,819
Agile Property Holdings, Ltd. (b)	252,999	131,559
AGTech Holdings, Ltd. (a)	56,000	12,139
Alibaba Pictures Group, Ltd. (a)(b)	592,400	131,474
AMVIG Holdings, Ltd.	48,000	19,943
Asian Citrus Holdings, Ltd. (a)(b)	48,000	6,379
AVIC International Holding HK, Ltd. (a)(b)	180,000	19,510
AviChina Industry & Technology Co., Ltd. (Class H)	114,000	83,992
Beijing Capital International Airport Co., Ltd.	216,000	200,948
Beijing Capital Land, Ltd. (Class H)	42,000	16,583
Beijing Enterprises Holdings, Ltd.	25,000	149,838
Beijing Enterprises Water Group, Ltd. (a)	240,000	167,225
Belle International Holdings, Ltd.	265,000	229,095
BEP International Holdings, Ltd.	410,000	61,367
Biostime International Holdings, Ltd. (b)	5,000	9,587
Bosideng International Holdings, Ltd. (b)	76,000	6,766
C.banner International Holdings, Ltd. (a)	12,000	3,979
Carnival Group International Holdings, Ltd. (a)(b)	260,000	32,542
CGN Meiya Power Holdings Co., Ltd. (a)(f)	24,000	5,946
CGN Mining Co., Ltd. (a)	80,000	5,987
Chaowei Power Holdings, Ltd. (a)(b)	33,000	16,819
Chia Tai Enterprises International, Ltd. (a)	2,300	896
Chiho-Tiande Group, Ltd. (a)(e)	14,000	9,412
China Aerospace International Holdings, Ltd. (b)	80,000	10,529
China Agri-Industries Holdings, Ltd. (a)(b)	64,000	21,884
China All Access Holdings, Ltd.	28,000	8,888
China Animation Characters Co., Ltd. (a)	10,000	7,548
China Chengtong Development Group, Ltd. (a)	236,000	30,451
China Dongxiang Group Co., Ltd.	40,000	9,652
China Electronics Corp. Holdings Co., Ltd. (b)	50,000	15,548
China Energine International Holdings, Ltd.	120,000	9,600
China Everbright International, Ltd.	130,000	181,496
China Everbright, Ltd.	38,000	86,492
China Fiber Optic Network System Group, Ltd. (a)(b)	78,800	10,676
China Financial International Investments, Ltd. (a)	160,000	18,581
China Financial Leasing Group, Ltd. (a)	80,000	9,497
China Financial Services Holdings, Ltd.	112,000	7,370
China Foods, Ltd. (a)	16,000	8,175
China Gas Holdings, Ltd.	120,000	164,747
China High Speed Transmission Equipment Group Co., Ltd. (a)	41,000	39,783
China Huarong Energy Co., Ltd. (a)(b)	199,500	7,980
China Huishan Dairy Holdings Co., Ltd. (b)	229,600	82,655
China Jinhai International Group, Ltd. (a)	168,000	16,475
China Medical System Holdings, Ltd.	79,000	90,416
China Mengniu Dairy Co., Ltd.	102,310	359,073
China Merchants China Direct Investments, Ltd.	4,000	6,173
China Merchants Holdings International Co., Ltd.	83,682	245,646
China Mobile, Ltd.	285,366	3,380,184
China Modern Dairy Holdings, Ltd. (b)	110,000	33,497
China National Culture Group, Ltd. (a)	260,000	3,086
China National Materials Co., Ltd. (Class H)	44,000	10,617
China Ocean Shipbuilding Industry Group, Ltd. (a)	315,000	9,348
China Oil and Gas Group, Ltd. (a)(b)	132,000	8,175
China Overseas Grand Oceans Group, Ltd. (b)	31,000	9,120
China Overseas Land & Investment, Ltd.	291,200	879,230
China Power International Development, Ltd. (b)	360,000	234,115
China Power New Energy Development Co., Ltd.	120,000	8,671
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	190,000	7,477
China Public Procurement, Ltd. (a)	396,000	6,336
China Rare Earth Holdings, Ltd. (a)	85,200	6,926
China Resources Enterprise, Ltd.	72,469	134,464
China Resources Gas Group, Ltd.	24,000	61,811
China Resources Land, Ltd.	184,222	431,671
China Resources Power Holdings Co., Ltd.	149,600	341,279
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	8,000	5,399
China South City Holdings, Ltd. (b)	82,000	19,997
China State Construction International Holdings, Ltd.	58,000	82,921
China Taiping Insurance Holdings Co., Ltd. (a)	56,835	176,371
China Travel International Investment Hong Kong, Ltd.	370,000	134,631
China Unicom (Hong Kong), Ltd.	293,668	371,724
China Vanguard Group, Ltd. (a)(b)	70,000	8,852

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

China Yurun Food Group, Ltd. (a)(b)	12,000	$2,725
China ZhengTong Auto Services Holdings, Ltd.	17,000	7,019
CIMC Enric Holdings, Ltd. (b)	10,000	5,703
Citic Resources Holdings, Ltd. (a)(b)	78,000	11,373
Citic Telecom International Holdings, Ltd.	38,000	12,993
CITIC, Ltd. (b)	325,000	591,286
Citychamp Watch & Jewellery Group, Ltd. (a)	74,000	11,363
CNOOC, Ltd.	930,603	952,211
Comba Telecom Systems Holdings, Ltd.	47,602	10,135
Concord New Energy Group, Ltd.	120,000	8,052
COSCO Pacific, Ltd. (e)	154,413	199,779
CP Pokphand Co., Ltd.	242,000	26,854
Digital China Holdings, Ltd.	46,000	42,557
Essex Bio-technology, Ltd.	54,000	32,888
Eternity Investment, Ltd. (a)	39,600	2,453
Evergrande Real Estate Group, Ltd. (b)	205,000	116,386
Far East Horizon, Ltd.	107,000	82,700
Feiyu Technology International Co., Ltd. (f)	30,000	7,084
First Shanghai Investments, Ltd.	40,000	5,677
Fufeng Group, Ltd. (b)	29,000	11,750
Fullshare Holdings, Ltd. (a)	287,000	51,474
GCL Poly Energy Holdings, Ltd. (a)(b)	402,000	77,287
Geely Automobile Holdings, Ltd.	140,000	66,658
Global Bio-Chem Technology Group Co., Ltd. (a)	170,000	6,471
Golden Meditech Holdings, Ltd.	44,000	5,677
Goldpac Group, Ltd.	15,000	7,568
GOME Electrical Appliances Holding, Ltd. (b)	542,000	82,523
Greatview Aseptic Packaging Co., Ltd.	10,000	4,658
Guangdong Investment, Ltd.	290,000	431,068
Guotai Junan International Holdings, Ltd. (b)	99,000	27,975
Haier Electronics Group Co., Ltd.	30,000	50,013
Hanergy Thin Film Power Group, Ltd. (a)(b)(g)	856,000	0
Hang Fat Ginseng Holdings Co., Ltd. (b)	220,000	16,464
Hengdeli Holdings, Ltd.	953,600	136,579
Honghua Group, Ltd. (a)(b)	14,000	1,066
Hopson Development Holdings, Ltd. (a)(b)	26,000	20,632
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H)	259,600	31,822
Hua Hong Semiconductor, Ltd. (a)(f)	7,000	7,063
Huabao International Holdings, Ltd.	66,000	20,864
Imperial Pacific International Holdings, Ltd. (a)(b)	1,490,000	32,491
Joy City Property, Ltd.	164,000	24,124
Ju Teng International Holdings, Ltd. (b)	50,500	24,891
Kingboard Chemical Holdings, Ltd.	69,340	84,013
Kingboard Laminates Holdings, Ltd.	39,500	16,004
Kingdee International Software Group Co., Ltd. (b)	86,000	32,180
Kunlun Energy Co., Ltd.	360,000	257,340
Lee & Man Paper Manufacturing, Ltd.	34,000	17,197
Lenovo Group, Ltd. (b)	504,000	424,658
Li Ning Co., Ltd. (a)(b)	102,333	44,234
Lianhua Supermarket Holdings Co., Ltd. (a)	13,000	6,005
Millennium Pacific Group Holdings, Ltd. (a)	25,200	40,320
Minth Group, Ltd.	18,000	32,098
National Agricultural Holdings, Ltd. (a)	30,000	12,155
Neo Telemedia, Ltd. (a)	360,000	30,658
NetDragon Websoft, Inc.	13,500	33,793
Newocean Energy Holdings, Ltd. (b)	22,000	8,289
Pacific Online, Ltd.	22,000	7,097
Poly Property Group Co., Ltd. (b)	48,000	13,192
Portico International Holdings, Ltd. (a)	16,500	6,472
Pou Sheng International Holdings, Ltd. (a)	91,000	15,382
Real Nutriceutical Group, Ltd. (b)	59,000	10,049
Shanghai Industrial Urban Development Group, Ltd. (a)	40,000	7,381
Shenwan Hongyuan HK, Ltd.	10,000	4,026
Shenzhen International Holdings Ltd.	33,966	46,544
Shenzhen Investment, Ltd.	95,016	33,470
Shimao Property Holdings, Ltd.	108,000	161,929
Shougang Concord International Enterprises Co., Ltd. (a)	186,000	7,800
Silver Grant International Industries, Ltd.	58,000	7,858
SIM Technology Group, Ltd. (a)	218,000	10,970
Sino Biopharmaceutical, Ltd.	140,000	171,973
Sino-Ocean Land Holdings, Ltd.	277,980	151,364
SinoMedia Holding, Ltd.	16,000	5,182
Sinotrans, Ltd. (Class H)	326,300	152,413
SITC International Holdings Co., Ltd.	27,000	13,030
Skyworth Digital Holdings, Ltd.	69,411	46,751
Solargiga Energy Holdings, Ltd. (a)	471,000	12,155
SSY Group, Ltd. (b)	25,391	5,996
Sun Art Retail Group, Ltd. (b)	59,000	45,296
Sunac China Holdings, Ltd.	72,000	37,533
Suncorp Technologies, Ltd. (a)(b)	640,000	16,351
Tack Fiori International Group, Ltd. (a)	76,000	16,573
TCL Multimedia Technology Holdings, Ltd. (b)	24,000	10,777
Tech Pro Technology Development, Ltd. (a)(b)	196,000	45,775
Tiangong International Co., Ltd.	58,000	5,239
Tianneng Power International, Ltd. (a)	32,000	19,406
Tibet 5100 Water Resources Holdings, Ltd. (b)	25,000	6,613
Uni-President China Holdings, Ltd. (b)	30,000	28,955
United Laboratories International Holdings, Ltd. (a)	12,000	6,101

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Universal Medical Financial & Technical Advisory Services Co., Ltd. (a)	39,600	$29,636
V1 Group, Ltd. (a)(b)	226,200	18,096
Vision Values Holdings, Ltd. (a)(g)	60,000	11,303
Wanda Hotel Development Co., Ltd. (a)	42,000	6,449
Wasion Group Holdings, Ltd.	24,000	24,805
West China Cement, Ltd.	90,000	12,193
WH Group, Ltd. (a)(f)	345,000	170,941
Xinyi Glass Holdings, Ltd.	100,000	44,645
Yingde Gases Group Co., Ltd.	23,500	9,673
Yip’s Chemical Holdings, Ltd.	10,000	4,129
Yuexiu Property Co., Ltd.	504,000	82,590
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	789

		15,344,244

HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	5,042	219,577
OTP Bank PLC	20,365	392,276
Richter Gedeon NyRt	17,438	276,857

		888,710

INDIA — 12.3%
Adani Enterprises, Ltd.	1,015	1,250
Adani Ports and Special Economic Zone, Ltd.	42,010	191,362
Adani Power, Ltd. (a)	1,941	730
Adani Transmissions, Ltd. (a)	985	403
AIA Engineering, Ltd.	685	10,349
Alok Industries, Ltd. (a)	258,384	24,012
Amtek Auto, Ltd.	8,431	5,639
Anant Raj, Ltd.	58,289	31,968
Apollo Hospitals Enterprise, Ltd.	5,203	114,269
Ashok Leyland, Ltd.	31,290	43,975
Aurobindo Pharma, Ltd.	16,973	198,898
Axis Bank, Ltd.	59,203	447,044
Bajaj Hindusthan Sugar, Ltd. (a)	88,988	18,980
Balrampur Chini Mills, Ltd. (a)	44,326	35,622
BF Investment, Ltd. (a)	10,442	19,837
Bharat Forge, Ltd.	1,267	17,518
Bharat Heavy Electricals, Ltd.	67,656	211,863
Bharti Airtel, Ltd.	110,496	568,724
Bharti Infratel, Ltd.	18,669	101,024
Biocon, Ltd.	2,351	15,924
Bosch, Ltd.	84	24,809
Britannia Industries, Ltd.	4,345	204,011
Cipla, Ltd.	46,184	447,522
Coal India, Ltd.	29,630	147,879
Core Education & Technologies, Ltd. (a)	10,751	732
DCB Bank, Ltd. (a)	122,590	267,162
Dewan Housing Finance Corp., Ltd.	30,484	102,147
Dr. Reddy’s Laboratories, Ltd. ADR	10,925	698,217
Educomp Solutions, Ltd. (a)	17,003	2,992
Eicher Motors, Ltd.	415	112,485
Era Infra Engineering, Ltd. (a)	2,941	173
Fortis Healthcare, Ltd. (a)	24,131	62,092
GAIL India, Ltd.	50,812	234,011
Gammon India, Ltd. (a)	41,814	7,867
Gateway Distriparks, Ltd.	14,438	78,536
Gitanjali Gems Ltd. (a)	1,890	1,027
Glenmark Pharmaceuticals, Ltd.	3,922	62,690
Godrej Consumer Products, Ltd.	2,818	52,370
Godrej Industries, Ltd.	24,846	131,763
Grasim Industries, Ltd. GDR	30	1,618
Gruh Finance Ltd.	40,604	164,637
GTL Infrastructure Ltd. (a)	284,534	9,970
GTL, Ltd. (a)	1,939	331
Gujarat NRE Coke, Ltd. (a)	14,472	695
Gujarat Pipavav Port, Ltd. (a)	3,029	8,553
GVK Power & Infrastructure, Ltd. (a)	127,904	15,101
HCL Technologies, Ltd.	26,764	400,461
HDFC Bank, Ltd.	73,553	1,197,645
Hero Motocorp, Ltd.	14,788	539,456
Hindalco Industries, Ltd.	47,073	50,773
Hindustan Construction Co. (a)	15,904	4,519
Hindustan Unilever, Ltd.	63,540	788,684
Housing Development & Infrastructure, Ltd. (a)	13,440	15,080
Housing Development Finance Corp., Ltd.	96,677	1,786,183
ICICI Bank, Ltd. ADR	99,147	830,852
Idea Cellular, Ltd.	20,270	46,166
IDFC, Ltd.	18	39
IIFL Holdings, Ltd. (a)	105,619	304,918
Indiabulls Housing Finance, Ltd.	4,974	60,171
Indiabulls Real Estate, Ltd. (a)	19,309	18,782
Indian Hotels Co., Ltd. (a)	63,522	83,273
Infosys, Ltd. ADR (b)	108,124	2,064,087
IRB Infrastructure Developers, Ltd.	4,186	15,136
ITC, Ltd.	7,229	36,211
ITC, Ltd. GDR	35,554	178,094
IVRCL Infrastructures & Projects, Ltd. (a)	16,306	1,851
Jain Irrigation Systems, Ltd.	11,077	10,826
Jaiprakash Associates, Ltd. (a)	59,308	10,210
Jet Airways India, Ltd. (a)	13,137	64,914
Jindal Steel & Power, Ltd. (a)	5,475	5,059
Kotak Mahindra Bank, Ltd.	25,636	253,118
Lanco Infratech, Ltd. (a)	33,238	2,507
Larsen & Toubro, Ltd. GDR	22,260	497,511
LIC Housing Finance, Ltd.	14,611	104,741
Lupin, Ltd.	8,886	275,352
Magma Fincorp, Ltd.	7,950	10,428
Mahanagar Telephone Nigam, Ltd. (a)	52,276	12,742
Mahindra & Mahindra Financial Services, Ltd.	13,173	48,034
Mahindra & Mahindra, Ltd. GDR	25,424	490,683
Marico, Ltd.	2,948	18,153
Marksans Pharma, Ltd.	11,399	18,035
Maruti Suzuki India, Ltd.	10,515	750,595
Mindtree, Ltd.	1,377	31,770
Monnet Ispat, Ltd. (a)	5,847	3,296
MRF, Ltd.	132	84,332
NCC, Ltd.	18,276	20,826
NTPC, Ltd.	92,825	175,001
Oil & Natural Gas Corp., Ltd.	132,210	461,949
OnMobile Global, Ltd.	4,067	5,353

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Opto Circuits India, Ltd. (a)	5,238	$1,289
Page Industries, Ltd.	166	33,564
PS IT Infrastructure & Services, Ltd. (a)	1,057	151
PTC India, Ltd.	42,506	38,562
Punj Lloyd, Ltd. (a)	10,781	3,917
Rajesh Exports, Ltd.	6,920	59,311
RattanIndia Infrastructure, Ltd. (a)	52,700	1,686
REI Agro, Ltd. (a)	1,081,686	10,711
Reliance Capital, Ltd.	5,846	33,496
Reliance Communications, Ltd. (a)	71,926	74,348
Reliance Industries, Ltd. GDR (f)	46,592	1,223,506
Reliance Infrastructure, Ltd.	17,187	91,093
Rolta India, Ltd.	5,475	8,491
Ruchi Soya Industries Ltd.	31,251	15,140
SE Investments Ltd.	16,950	64,247
Sharda Cropchem, Ltd.	2,027	8,721
Shree Renuka Sugars, Ltd. (a)	70,689	7,754
Shriram Transport Finance Co., Ltd.	6,073	85,585
Siemens, Ltd.	15,671	316,559
Sintex Industries, Ltd.	39,491	63,352
SKS Microfinance, Ltd. (a)	2,675	16,527
State Bank of India GDR	6,732	244,708
Strides Arcolab, Ltd.	1,747	32,499
Sun Pharma Advanced Research Co., Ltd. (a)	2,099	12,310
Sun Pharmaceutical Industries, Ltd. (a)	55,284	731,393
Sun TV Network, Ltd.	5,203	28,476
Suzlon Energy, Ltd. (a)	297,576	94,523
Symphony, Ltd.	438	12,274
Tata Communications, Ltd.	11,688	73,647
Tata Consultancy Services, Ltd.	31,862	1,256,253
Tata Elxsi, Ltd.	997	28,554
Tata Motors, Ltd. ADR (a)	18,326	412,335
Tata Power Co., Ltd.	168,643	166,870
Tata Steel, Ltd.	24,908	80,674
Tech Mahindra, Ltd.	22,409	190,275
UltraTech Cement, Ltd.	252	10,264
Unitech, Ltd. (a)	109,029	10,215
United Breweries, Ltd.	3,658	49,133
United Spirits, Ltd. (a)	3,273	154,291
UPL, Ltd.	6,780	47,338
Vedanta, Ltd.	24,114	31,116
Videocon Industries, Ltd.	18,839	39,779
VST Industries Ltd.	1,362	33,295
Welspun India, Ltd.	1,293	16,648
Wipro, Ltd. ADR (b)	40,226	494,378
Wockhardt, Ltd.	1,601	37,214
Zee Entertainment Enterprises, Ltd.	28,687	171,515

		23,294,584

INDONESIA — 2.3%
Alam Sutera Realty Tbk PT	462,300	9,972
Astra International Tbk PT	1,538,188	548,603
Bank Central Asia Tbk PT	1,015,287	850,693
Bank Danamon Indonesia Tbk PT	309,018	61,065
Bank Mandiri Persero Tbk PT	766,949	414,885
Bank Negara Indonesia Persero Tbk PT	124,600	35,169
Bank Rakyat Indonesia Persero Tbk PT	769,465	454,326
Barito Pacific Tbk PT (a)	611,800	5,262
Bekasi Fajar Industrial Estate Tbk PT	287,900	5,424
Bumi Resources Tbk PT (a)	1,069,500	3,650
Bumi Serpong Damai Tbk PT	245,500	23,544
Charoen Pokphand Indonesia Tbk PT	267,600	36,532
Ciputra Development Tbk PT	381,300	21,212
Citra Marga Nusaphala Persada Tbk PT (a)	87,213	8,930
Garuda Indonesia Tbk PT (a)	820,600	17,308
Global Mediacom Tbk PT	39,700	2,547
Indocement Tunggal Prakarsa Tbk PT	32,600	36,605
Indofood Sukses Makmur Tbk PT	675,351	253,545
Indosat Tbk PT (a)	162,600	41,621
Japfa Comfeed Indonesia Tbk PT (a)	70,500	1,429
Kalbe Farma Tbk PT	3,382,167	317,439
Kawasan Industri Jababeka Tbk PT	314,249	3,432
Lippo Cikarang Tbk PT (a)	11,700	5,331
Lippo Karawaci Tbk PT	793,000	61,167
Matahari Putra Prima Tbk PT	39,900	5,229
Mayora Indah Tbk PT	22,567	40,975
Medco Energi Internasional Tbk PT	423,500	33,099
Media Nusantara Citra Tbk PT	52,200	5,844
Modernland Realty Tbk PT	495,400	14,676
Pakuwon Jati Tbk PT	349,000	7,885
Perusahaan Gas Negara Persero Tbk PT	928,600	160,366
Semen Indonesia Persero Tbk PT	52,500	32,432
Sigmagold Inti Perkasa Tbk PT (a)	795,600	24,058
Summarecon Agung Tbk PT	270,300	20,665
Telekomunikasi Indonesia Persero Tbk PT	2,350,900	424,446
Tiga Pilar Sejahtera Food Tbk	381,300	37,740
Unilever Indonesia Tbk PT	38,900	100,901
United Tractors Tbk PT	163,615	195,165
XL Axiata Tbk PT (a)	40,200	7,176

		4,330,348

MACAU — 0.0% (d)
Newtree Group Holdings, Ltd. (a)	14,000	5,383

MALAYSIA — 2.9%
Aeon Co. M Bhd	500,690	307,539
Aeon Credit Service M Bhd	6,900	21,254
AirAsia Bhd	77,800	22,655
Alliance Financial Group Bhd	298,500	227,487
Axiata Group Bhd	88,683	117,013
Berjaya Sports Toto Bhd	142,596	99,914
Bintulu Port Holdings Bhd	94	139
British American Tobacco Malaysia Bhd	3,000	41,167
Bursa Malaysia Bhd	61,093	111,880
CapitaMalls Malaysia Trust	97,400	31,242
Carlsberg Brewery Malay Bhd	152,876	415,946
CIMB Group Holdings Bhd	58,078	58,927
Dialog Group Bhd	1,047,967	381,447
Digi.Com Bhd	384,100	484,958
Felda Global Ventures Holdings Bhd	29,300	9,998
Genting Bhd	232,100	383,863
Genting Malaysia Bhd	36,500	34,459
Guan Chong Bhd (a)	67,000	12,879

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hap Seng Plantations Holdings Bhd	9,500	$4,927
IHH Healthcare Bhd	52,600	71,438
IOI Corp. Bhd	367,460	340,229
IOI Properties Group Bhd	265,550	119,613
Iskandar Waterfront City Bhd (a)	27,100	4,994
KLCC Property Holdings Bhd	38,700	61,628
KNM Group Bhd (a)	315,321	33,715
KPJ Healthcare Bhd	26,720	25,530
Lingkaran Trans Kota Holdings Bhd	25,000	29,233
Magnum Bhd	220,860	128,625
Malayan Banking Bhd	165,069	321,445
Malaysian Resources Corp. Bhd	409,100	109,819
MPHB Capital Bhd (a)	110,330	35,892
Naim Holdings Bhd	87	43
OSK Holdings Bhd	428,406	167,630
Pavilion Real Estate Investment Trust	92,600	31,599
POS Malaysia Bhd	72,700	60,532
Public Bank Bhd	53,800	214,429
SapuraKencana Petroleum Bhd	38,600	16,509
Sime Darby Bhd	66,634	118,087
SP Setia Bhd	23,649	16,947
Sunway Real Estate Investment Trust	96,200	33,921
TA Enterprise Bhd	378,400	52,941
TA Global Bhd	303,556	19,336
Telekom Malaysia Bhd	48,227	73,288
Tenaga Nasional Bhd	51,800	141,645
UEM Edgenta Bhd	49,300	39,815
UEM Sunrise Bhd	306,188	85,676
UMW Holdings Bhd	21,700	37,123
Unisem M Bhd	23,800	10,991
United Plantations Bhd	4,700	28,847
VS Industry Bhd	97,200	31,842
WCT Holdings Bhd	550,195	171,476

		5,402,532

MALTA — 0.0% (d)
Tiso Blackstar Group SE	135	106

MEXICO — 5.2%
Alfa SAB de CV (Class A)	302,213	587,957
America Movil SAB de CV (Series L) (b)	1,669,708	1,381,345
Axtel SAB de CV (a)(b)	117,660	54,919
Cemex SAB de CV (a)	791,259	550,486
Coca-Cola FEMSA SAB de CV (Series L)	44,926	311,547
Consorcio ARA SAB de CV (a)	116,908	42,081
Corporacion GEO SAB de CV (a)(b)(g)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)(e)	19,859	571
El Puerto de Liverpool SAB de CV	25,900	335,511
Empresas ICA SAB de CV (a)(b)	47,932	20,110
Fibra Uno Administracion SA de CV REIT	100,131	206,268
Fomento Economico Mexicano SAB de CV	146,658	1,309,098
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	33,829	515,577
Grupo Bimbo SAB de CV (a)(b)	213,785	540,053
Grupo Elektra SA de CV (b)	3,633	62,259
Grupo Financiero Banorte SAB de CV	112,566	549,985
Grupo Financiero Inbursa SAB de CV	90,235	186,042
Grupo Mexico SAB de CV (Series B)	222,718	537,780
Grupo Televisa SAB	136,573	710,799
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	121,708	237,502
Industrias CH SAB, Series B (a)(b)	31,273	107,068
Industrias Penoles SAB de CV	10,848	147,504
Kimberly-Clark de Mexico SAB de CV (Class A)	189,085	426,555
Sare Holding SAB de CV (Class B) (a)(b)	131,095	2,212
TV Azteca SAB de CV	268,951	42,374
Urbi Desarrollos Urbanos SA de CV (a)(b)(g)	44,913	0
Wal-Mart de Mexico SAB de CV	357,203	874,946

		9,740,549

MONACO — 0.0% (d)
GasLog, Ltd. (b)	1,198	11,525

MOROCCO — 0.3%
Banque Marocaine du Commerce Exterieur	15,290	337,458
Banque Marocaine pour le Commerce et l’Industrie SA	1,398	79,648
Douja Promotion Groupe Addoha SA	12,839	33,081
Holcim Maroc SA	677	149,418

		599,605

PANAMA — 0.0% (d)
Avianca Holding SA Preference Shares (a)	109,817	65,631

PERU — 0.6%
Compania de Minas Buenaventura SA ADR	23,291	138,814
Credicorp, Ltd.	5,211	554,242
Southern Copper Corp. (b)	18,402	491,701
Volcan Compania Minera SAA (Class B)	353,565	41,493

		1,226,250

PHILIPPINES — 1.7%
Alliance Global Group, Inc.	145,700	47,756
Ayala Land, Inc.	936,280	681,077
Bank of the Philippine Islands	337,527	579,876
BDO Unibank, Inc.	239,034	529,312
Bloomberry Resorts Corp.	51,200	5,707
Cebu Air, Inc.	101,520	187,988
Cebu Holdings, Inc.	515,300	55,124
D&L Industries, Inc.	154,400	33,001
DoubleDragon Properties Corp.	101,900	43,385
East West Banking Corp. (a)	58,400	24,989
Filinvest Land, Inc.	4,306,000	154,773
First Philippine Holdings Corp.	28,460	39,974
Global Ferronickel Holdings, Inc. (a)	331,000	6,586
GMA Holdings, Inc.	249,600	33,163
GT Capital Holdings, Inc.	670	18,133
JG Summit Holdings, Inc.	33,820	51,265
Megawide Construction Corp. (a)	324,788	39,330

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Megaworld Corp.	468,300	$43,784
Nickel Asia Corp.	39,000	5,340
Philippine Long Distance Telephone Co.	7,175	336,184
Puregold Price Club, Inc.	23,300	15,454
San Miguel Corp.	10,000	10,377
SM Investments Corp.	7,690	146,511
SM Prime Holdings, Inc.	217,690	96,177
Top Frontier Investment Holding Ltd. (a)	1,151	1,798
Universal Robina Corp.	16,290	66,917
Vista Land & Lifescapes, Inc.	74,600	8,028

		3,262,009

POLAND — 1.3%
Asseco Poland SA	6,046	85,875
Bank Pekao SA	11,031	447,906
Bank Zachodni WBK SA (a)	1,628	125,657
Bioton SA (a)	72	189
Eurocash SA	568	6,674
Getin Holding SA (a)	21,649	8,483
Getin Noble Bank SA (a)	60,251	13,627
Globe Trade Centre SA (a)	13,526	22,232
Globe Trade Centre SA (a)(e)	4,193	6,892
Grupa Lotos SA (a)	11,719	86,138
KGHM Polska Miedz SA	11,813	254,586
LPP SA	31	63,752
mBank SA (a)	1,786	162,981
Orange Polska SA	72,324	138,274
Orbis SA	5,660	84,173
PGE Polska Grupa Energetyczna SA	41,156	145,898
Polimex- Mostostal SA (a)	53,173	1,678
Polski Koncern Naftowy Orlen SA	15,624	272,004
Powszechna Kasa Oszczednosci Bank Polski SA (a)	32,699	253,075
Powszechny Zaklad Ubezpieczen SA	2,103	215,524

		2,395,618

QATAR — 0.8%
Aamal Co.	3,770	13,974
Industries Qatar QSC	3,122	105,437
Mannai Corp. QSC	2,049	57,103
Masraf Al Rayan QSC	22,240	262,577
Mazaya Qatar Real Estate Development QSC	11,502	49,614
Medicare Group	1,660	77,028
National Leasing	17,876	85,698
Ooredoo QSC	5,705	120,615
Qatar Electricity & Water Co. QSC	543	31,220
Qatar Insurance Co. SAQ	3,586	91,667
Qatar National Bank SAQ	10,581	544,731
Qatari Investors Group QSC	6,129	73,204
Vodafone Qatar QSC	22,133	82,527

		1,595,395

RUSSIA — 3.9%
Eurasia Drilling Co., Ltd. GDR	1,068	9,826
Evraz PLC (a)	13,631	15,052
Gazprom PAO ADR	320,804	1,289,632
LSR Group PJSC GDR	8,229	14,894
Lukoil PJSC ADR	27,057	918,856
Magnit PJSC GDR	8,977	428,831
Mail.ru Group, Ltd. GDR (a)	2,423	42,160
Mechel ADR (a)	19,265	17,531
MMC Norilsk Nickel PJSC ADR	38,294	549,327
Mobile TeleSystems PJSC ADR	59,180	427,280
Novatek OAO GDR	5,425	501,813
Novolipetsk Steel OJSC GDR	2,069	23,690
Novorossiysk Commercial Sea Port PJSC GDR	3,818	12,981
Pharmstandard OJSC GDR (a)	244	970
Polymetal International PLC	7,511	64,680
Rosneft OAO GDR	92,366	340,831
Rostelecom PJSC ADR	5,796	45,441
Sberbank of Russia ADR (c)	87,448	430,244
Sberbank of Russia ADR (c)	14,074	69,462
Severstal PAO GDR	34,368	364,301
Sistema JSFC GDR	9,129	62,808
Surgutneftegas OAO ADR	129,232	659,729
Tatneft PAO ADR	17,985	502,681
TMK PAO GDR	3,127	9,662
Uralkali PJSC GDR (a)	2,665	39,522
VimpelCom, Ltd. ADR	24,189	99,538
VTB Bank PJSC GDR	129,044	260,669
X5 Retail Group NV GDR (a)	2,533	44,074
Yandex NV (Class A) (a)	6,977	74,863

		7,321,348

SOUTH AFRICA — 7.8%
Adbee Rf, Ltd. (a)	1,082	2,729
Adcock Ingram Holdings, Ltd.	6,130	22,122
Adcorp Holdings, Ltd.	35,398	71,861
African Bank Investments, Ltd. (a)(g)	183,473	0
African Rainbow Minerals, Ltd.	7,548	28,315
Allied Electronics Corp., Ltd.	42,078	21,607
Anglo American Platinum, Ltd. (a)	2,058	34,096
AngloGold Ashanti, Ltd. (a)	18,174	143,912
Aquarius Platinum, Ltd. (a)	70,328	6,978
ArcelorMittal South Africa, Ltd. (a)(b)	14,112	8,726
Aspen Pharmacare Holdings, Ltd. (a)	18,097	384,792
Aveng, Ltd. (a)	40,731	10,605
Barclays Africa Group, Ltd.	24,483	301,367
Barloworld, Ltd.	17,424	95,015
Bidvest Group, Ltd.	25,542	602,612
Coronation Fund Managers, Ltd.	36,804	173,786
Discovery, Ltd.	25,095	249,843
FirstRand, Ltd. (b)	193,188	686,714
Foschini Group, Ltd.	15,891	161,278
Gold Fields, Ltd.	40,523	105,652
Grindrod, Ltd. (b)	68,548	73,173
Group Five, Ltd.	19,475	26,479
Harmony Gold Mining Co., Ltd. (a)(b)	16,406	10,240
Impala Platinum Holdings, Ltd. (a)	29,133	80,950
Imperial Holdings, Ltd.	13,453	164,954
Investec, Ltd.	14,846	113,651
Invicta Holdings, Ltd. (b)	27,785	117,554
Kumba Iron Ore, Ltd. (b)	2,890	16,407
Lewis Group, Ltd. (b)	17,605	78,940

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Massmart Holdings, Ltd.	11,462	$89,610
MMI Holdings, Ltd. (b)	65,164	112,118
Mr. Price Group, Ltd.	11,946	166,745
MTN Group, Ltd.	73,790	949,926
Murray & Roberts Holdings, Ltd.	48,794	41,288
Naspers, Ltd. (Class N)	21,203	2,653,879
Nedbank Group, Ltd.	19,805	314,686
Netcare, Ltd.	153,300	402,458
Northam Platinum, Ltd. (a)	20,502	39,930
PPC, Ltd.	14,927	18,460
PSG Group, Ltd. (b)	16,654	267,991
Rand Merchant Insurance Holdings, Ltd.	80,862	242,229
Remgro, Ltd.	31,451	573,474
RMB Holdings, Ltd. (b)	65,909	314,220
Sanlam, Ltd.	103,783	448,848
Sappi, Ltd. (a)	20,695	63,610
Sasol, Ltd. (b)	24,362	682,918
Shoprite Holdings, Ltd.	34,746	394,929
Sibanye Gold, Ltd.	45,941	52,131
Standard Bank Group, Ltd.	66,772	651,929
Steinhoff International Holdings, Ltd. (b)	145,538	893,627
Sun International, Ltd.	12,120	76,259
Telkom SA SOC, Ltd.	19,615	94,394
Tiger Brands, Ltd.	14,322	315,701
Trans Hex Group, Ltd.	1,685	294
Truworths International, Ltd. (b)	28,119	172,899
Vodacom Group, Ltd.	25,667	255,241
Wilson Bayly Holmes-Ovcon, Ltd.	16,869	135,408
Woolworths Holdings, Ltd.	59,762	418,382
Zambezi Platinum RF, Ltd. Preference Shares	5,263	16,443

		14,654,385

SPAIN — 0.0% (d)
Cemex Latam Holdings SA (a)	3,132	12,479

TAIWAN — 13.7%
Acer, Inc. (a)	200,701	78,629
Adlink Technology, Inc.	36,993	102,348
Advanced Ceramic X Corp.	4,000	25,207
Advanced Semiconductor Engineering, Inc.	441,184	472,972
Advanced Wireless Semiconductor Co.	13,000	34,388
Advancetek Enterprise Co. Ltd.	177,000	92,189
Advantech Co., Ltd.	5,000	34,166
AGV Products Corp. (a)	361,000	69,728
Airmate Cayman International Co., Ltd. (a)	11,000	7,650
APCB, Inc.	70,000	25,192
Asustek Computer, Inc.	39,340	337,516
AU Optronics Corp. ADR (b)	74,720	221,171
Audix Corp.	55,600	55,216
Bank of Kaohsiung	111,588	28,806
Basso Industry Corp.	211,000	315,915
Biostar Microtech International Corp. (a)	141,000	29,975
C Sun Manufacturing Ltd.	68,000	28,086
Carnival Industrial Corp. (a)	143,000	25,145
Catcher Technology Co., Ltd.	41,000	436,429
Cathay Financial Holding Co., Ltd.	364,541	497,642
Cathay No. 1 REIT	97,000	51,258
Center Laboratories, Inc. (a)	43,124	88,140
Chailease Holding Co., Ltd.	38,608	60,385
Champion Building Materials Co. Ltd. (a)	100,000	21,684
Chang Hwa Commercial Bank, Ltd.	544,431	267,855
Chang Wah Electromaterials, Inc.	8,257	20,813
Charoen Pokphand Enterprise	333,060	216,460
Chen Full International Co., Ltd.	19,000	32,487
Cheng Loong Corp.	41,000	14,070
Cheng Shin Rubber Industry Co., Ltd.	26,850	44,033
China Airlines, Ltd. (a)	138,000	47,149
China Chemical & Pharmaceutical Co., Ltd.	109,000	56,606
China Development Financial Holding Corp.	868,945	233,548
China Steel Chemical Corp.	44,595	137,465
China Steel Corp.	560,451	326,799
Chipbond Technology Corp.	24,000	34,767
Chlitina Holding, Ltd.	2,000	14,638
Chong Hong Construction Co., Ltd.	7,717	10,148
Chung Hwa Pulp Corp.	155,000	48,015
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	42,000	40,626
Chunghwa Telecom Co., Ltd.	179,457	538,466
CMC Magnetics Corp. (a)	180,933	21,650
Compal Electronics, Inc.	361,774	204,358
Coxon Precise Industrial Co. Ltd.	10,000	17,068
CTBC Financial Holding Co., Ltd.	915,081	471,054
Da-Li Construction Co., Ltd.	86,636	56,700
Delta Electronics, Inc.	136,025	636,181
Dimerco Express Taiwan Corp.	191,000	102,381
E.Sun Financial Holding Co., Ltd.	107,000	62,879
Eclat Textile Co., Ltd.	8,486	134,013
Elan Microelectronics Corp.	2,000	2,065
Elite Advanced Laser Corp.	8,000	31,949
Elite Material Co., Ltd.	13,000	28,584
Elite Semiconductor Memory Technology, Inc.	113,750	85,673
Epistar Corp.	43,180	33,243
Etron Technology, Inc. (a)	12,445	5,046
Eva Airways Corp. (a)	91,782	51,288
Excelsior Medical Co., Ltd.	30,344	43,036
Far Eastern New Century Corp.	393,850	350,461
Feng TAY Enterprise Co., Ltd.	14,060	87,321
Flytech Technology Co. Ltd.	8,854	25,195
Formosa Chemicals & Fibre Corp.	189,243	383,917
Formosa Plastics Corp.	295,714	623,265
Founding Construction & Development Co. Ltd.	289,407	153,372
Foxconn Technology Co., Ltd.	94,281	269,722
Fubon Financial Holding Co., Ltd.	458,903	714,956
Fullerton Technology Co. Ltd.	35,000	24,979
Fwusow Industry Co. Ltd.	139,627	62,334
Giant Manufacturing Co., Ltd.	30,302	219,943
Grape King, Inc.	31,664	157,226
Great Wall Enterprise Co.	37,300	20,504

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

HannStar Display Corp. (a)	102,500	$12,887
Hermes Microvision, Inc.	3,000	113,431
Himax Technologies, Inc. ADR (b)	3,620	28,851
Hiwin Technologies Corp.	9,178	48,778
Hocheng Corp.	207,000	52,807
Hon Hai Precision Industry Co., Ltd.	664,905	1,728,521
Hong TAI Electric Industrial	133,000	31,142
Hota Industrial Manufacturing Co., Ltd.	9,000	28,699
Hotai Motor Co., Ltd.	30,433	323,485
HTC Corp.	65,198	125,733
Hua Nan Financial Holdings Co., Ltd.	550,942	255,999
Hung Sheng Construction Co., Ltd. (a)	75,000	34,280
Ibase Technology, Inc.	109,165	161,124
Innolux Corp.	279,820	87,105
Inotera Memories, Inc. (a)	87,000	54,297
Iron Force Industrial Co., Ltd.	6,000	28,699
Janfusun Fancyworld Corp. (a)	418,112	39,872
KEE TAI Properties Co., Ltd.	73,000	36,359
Kenda Rubber Industrial Co., Ltd.	4,673	6,670
Kerry TJ Logistics Co., Ltd.	64,000	72,887
Kindom Construction Co.	47,000	24,408
Kung Long Batteries Industrial Co. Ltd.	9,000	34,166
Kuoyang Construction Co., Ltd.	48,225	16,330
Kwong Fong Industries	37,000	17,923
Land Mark Optoelectronics Corp.	2,000	25,693
Largan Precision Co., Ltd.	4,000	310,986
Leofoo Development Co., Ltd.	135,000	39,441
Li Cheng Enterprise Co., Ltd.	6,000	32,526
Lite-On Technology Corp.	189,321	173,639
Long Bon International Co., Ltd.	11,000	7,015
Long Chen Paper Co. Ltd.	878,401	278,773
Makalot Industrial Co., Ltd.	4,000	32,860
MediaTek, Inc.	64,329	475,715
Medigen Biotechnology Corp. (a)	5,248	15,492
Mega Financial Holding Co., Ltd.	386,921	267,916
Merida Industry Co., Ltd.	2,100	11,288
Merry Electronics Co., Ltd.	13,356	16,144
Mosel Vitelic, Inc. (a)	3,758	247
Namchow Chemical Industrial Ltd.	63,000	134,887
Nan Ya Plastics Corp.	290,486	490,503
Nanya Technology Corp.	3,603	3,994
National Petroleum Co., Ltd.	360,003	390,315
Neo Solar Power Corp.	20,870	11,726
New Era Electronics Co. Ltd.	29,000	16,822
Newmax Technology Co., Ltd. (a)	30,185	13,888
Nexcom International Co. Ltd.	81,638	65,454
Novatek Microelectronics Corp.	36,225	113,315
Obi Pharma, Inc. (a)	3,000	34,804
Pacific Hospital Supply Co. Ltd.	26,000	49,983
Pan Jit International, Inc. (a)	9,000	2,870
Parade Technologies, Ltd.	4,000	29,155
PChome Online, Inc.	3,000	34,439
Pegatron Corp.	65,686	159,988
Phytohealth Corp. (a)	9,000	7,845
Pihsiang Machinery Manufacturing Co. Ltd. (a)	29,000	65,173
Portwell, Inc.	30,000	37,446
Pou Chen Corp.	243,462	364,888
Powertech Technology, Inc.	77,285	139,185
Precision Silicon Corp.	909	333
Promate Electronic Co., Ltd.	67,000	55,956
ProMOS Technologies, Inc. (a)(g)	130,950	0
Quanta Computer, Inc.	251,664	436,414
Radiant Opto-Electronics Corp.	21,000	64,733
Sampo Corp.	243,000	94,831
Sesoda Corp.	93,648	90,157
Shih Wei Navigation Co., Ltd.	124,321	46,629
Shin Kong Financial Holding Co., Ltd.	320,663	75,960
Silicon Motion Technology Corp. ADR (b)	1,000	27,310
Siliconware Precision Industries Co., Ltd.	151,473	187,918
Sinbon Electronics Co., Ltd.	82,592	139,211
Sinon Corp.	134,000	55,549
SinoPac Financial Holdings Co., Ltd.	818,784	258,609
Sinphar Pharmaceutical Co., Ltd.	85,120	70,314
Solar Applied Materials Technology Corp.	187,250	107,479
Solartech Energy Corp.	10,041	4,742
Stark Technology, Inc.	63,000	46,684
Supreme Electronics Co. Ltd.	167,347	66,578
Ta Ya Electric Wire & Cable (a)	423,000	56,524
Tainan Enterprises Co., Ltd.	45,000	34,303
Taishin Financial Holding Co., Ltd.	735,836	260,344
Taisun Enterprise Co., Ltd. (a)	172,000	52,758
Taiwan Acceptance Corp.	9,000	20,199
Taiwan Cement Corp.	321,533	325,659
Taiwan Chinsan Electronic Industrial Co. Ltd.	33,000	38,084
Taiwan Cogeneration Corp.	47,000	30,118
Taiwan Fire & Marine Insurance Co.	28,000	18,538
Taiwan FU Hsing Industrial Co., Ltd.	38,000	55,914
Taiwan Land Development Corp.	217,345	69,638
Taiwan Mobile Co., Ltd.	4,000	12,209
Taiwan Paiho, Ltd.	48,433	131,645
Taiwan Pulp & Paper Corp. (a)	335,000	107,843
Taiwan Sakura Corp.	109,000	53,296
Taiwan Semiconductor Manufacturing Co., Ltd.	756,500	2,986,713
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,319	566,869
Taiwan Tea Corp.	113,913	48,606
Taiwan Union Technology Corp.	141,000	91,424
Taiyen Biotech Co., Ltd.	57,500	39,291
Tatung Co., Ltd. (a)	185,885	28,565
TPK Holding Co., Ltd.	8,000	19,048
Transasia Airways Corp. (a)	279,000	57,617
Tripod Technology Corp.	77,320	111,069
TrueLight Corp.	13,000	35,059
Tung Thih Electronic Co., Ltd.	5,000	34,166
Uni-President Enterprises Corp.	134,993	233,683
United Microelectronics Corp. ADR (b)	273,423	442,945
Unity Opto Technology Co., Ltd.	12,759	5,599
Ve Wong Corp.	65,000	39,283
Visual Photonics Epitaxy Co., Ltd.	130,869	151,029

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Wei Chuan Food Corp. (a)	35,000	$20,515
Wei Mon Industry Co. Ltd. (a)	240,450	15,335
Weikeng Industrial Co., Ltd.	71,000	38,166
Winbond Electronics Corp. (a)	48,000	9,913
Wistron Corp.	173,141	90,179
Zeng Hsing Industrial Co. Ltd.	28,350	109,775
Zenitron Corp.	151,000	70,163

		25,864,504

THAILAND — 2.9%
Advanced Info Service PCL	114,915	715,547
Airports of Thailand PCL	18,500	143,229
Bangkok Dusit Medical Services PCL	52,500	26,760
Bangkok Expressway PCL	346,487	346,057
Bangkokland PCL	740,800	30,208
Bank of Ayudhya PCL	26,700	22,253
Banpu PCL	149,480	82,369
BEC World PCL	28,600	25,216
Big C Supercenter PCL	3,800	21,044
BTS Group Holdings PCL	34,500	9,268
Bumrungrad Hospital PCL	8,300	49,395
Central Pattana PCL	55,500	68,429
Central Plaza Hotel PCL	41,200	42,568
CH Karnchang PCL	7,048	5,194
Charoen Pokphand Foods PCL	20,700	11,806
CP ALL PCL	191,400	251,807
Electricity Generating PCL	85,674	361,155
IRPC PCL	962,658	99,727
Jasmine International PCL	270,341	41,711
Kasikornbank PCL	61,800	290,313
Krung Thai Bank PCL	47,400	22,332
Land and Houses PCL	77,400	17,167
Minor International PCL	9,200	7,224
Pruksa Real Estate PCL	28,100	22,259
PTT Exploration & Production PCL	121,430	234,195
PTT Global Chemical PCL	23,700	35,098
PTT PCL	61,036	403,599
Quality Houses PCL	259,483	17,301
Sansiri PCL	269,433	12,620
Siam Cement PCL	41,273	529,914
Siam Commercial Bank PCL	123,602	456,335
Siam Future Development PCL	189,413	28,703
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	93,066	33,078
Thai Airways International PCL (a)	66,500	18,505
Thai Beverage PCL (b)	425,500	204,985
Thai Oil PCL	118,795	172,653
Thaicom PCL	42,400	36,798
Ticon Industrial Connection PCL	123,280	39,401
Tisco Financial Group PCL	173,718	171,109
Tisco Financial Group PCL NVDR	5,100	4,988
TMB Bank PCL	4,817,117	321,185
Total Access Communication PCL	7,800	12,411
True Corp. PCL (a)	395,573	106,264
TTCL PCL	7,600	4,795
U City PCL (a)(b)	7,078,800	7,801

		5,564,776

TURKEY — 1.5%
Akbank TAS	109,040	244,172
Anadolu Efes Biracilik Ve Malt Sanayii AS	23,438	165,272
Aselsan Elektronik Sanayi Ve Ticaret AS	3,241	14,718
BIM Birlesik Magazalar AS	4,267	75,609
Coca-Cola Icecek AS	490	5,600
Dogan Sirketler Grubu Holdings AS (a)	167,256	28,173
Eregli Demir ve Celik Fabrikalari TAS	161,235	198,632
Haci Omer Sabanci Holding AS	58,164	170,395
KOC Holding AS	87,295	340,213
Migros Ticaret AS (a)	911	5,265
Tupras-Turkiye Petrol Rafinerileri AS (a)	11,920	291,726
Turk Hava Yollari AO (a)	28,633	75,371
Turkcell Iletisim Hizmetleri AS	50,126	174,661
Turkiye Garanti Bankasi AS	216,334	502,296
Turkiye Halk Bankasi AS	11,152	37,201
Turkiye Is Bankasi (Class C)	136,205	211,882
Turkiye Vakiflar Bankasi Tao (Class D)	19,039	24,084
Ulker Biskuvi Sanayi AS	30,102	190,390
Yapi ve Kredi Bankasi AS	87,620	97,524

		2,853,184

UNITED ARAB EMIRATES — 1.0%
Abu Dhabi Commercial Bank PJSC	98,327	204,801
Agthia Group PJSC	7,648	16,658
Air Arabia PJSC	227,161	86,588
Ajman Bank PJSC (a)	62,032	29,556
Al Waha Capital PJSC	44,382	26,826
Aldar Properties PJSC	190,570	124,527
Arabtec Holding PJSC (a)	121,106	60,671
Bank of Sharjah	44,619	18,344
DAMAC Properties Dubai Co. PJSC	157,939	130,725
Depa, Ltd. (a)(e)	25,085	11,539
Deyaar Development PJSC (a)	149,764	26,668
DP World, Ltd.	7,788	165,417
Dubai Financial Market PJSC	90,270	41,290
Dubai Investments PJSC	73,100	47,170
Emaar Malls Group PJSC (a)	48,168	40,524
Emaar Properties PJSC	164,563	289,442
Eshraq Properties Co. PJSC (a)	115,597	21,087
First Gulf Bank PJSC	31,243	118,665
Gulf General Investment Co. (a)	100,542	19,053
Gulf Pharmaceutical Industries	18,083	12,309
Invest bank PSC	14,643	10,166
National Bank of Abu Dhabi PJSC	61,425	159,213
National Central Cooling Co. PJSC	171,277	55,494
Orascom Construction, Ltd. (a)	858	9,438
RAK Properties PJSC	174,804	29,032
Ras Al Khaimah Ceramics	16,904	16,569
SHUAA Capital PSC (a)	236,053	36,441
Union National Bank PJSC	36,053	60,369
Union Properties PJSC	69,636	17,898

		1,886,480

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

UNITED STATES — 0.0% (d)
China Biologic Products, Inc. (a)	800	$71,856

TOTAL COMMON STOCKS —
(Cost $247,049,266)		186,155,482

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
Golden Meditech Holdings, Ltd. (expired 9/29/15) (a)(e) (Cost $0)	22,000	0

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	1,214
KNM Group Bhd (expiring 4/21/20) (a)	22,551	590
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	123,400	3,369
OSK Holdings Bhd (expiring 7/22/20) (a)	101,001	7,468
WCT Holdings Bhd (expiring 8/27/20) (a)	108,949	3,346

		15,987

SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	135

THAILAND — 0.0% (d)
Minor International PCL (expiring 11/3/17) (a)	480	39
Sansiri PCL (expiring 11/24/17) (a)	75,433	395

		434

TOTAL WARRANTS —
(Cost $9,950)		16,556

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	12,858,812	12,858,812
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (i)(j)(k)	258,144	258,144

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,116,956)		13,116,956

TOTAL INVESTMENTS — 105.6%
(Cost $260,176,172)		199,288,994
OTHER ASSETS & LIABILITIES — (5.6)%		(10,582,113)

NET ASSETS — 100.0%		$188,706,881

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
PSC = Public Stock Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

At September 30, 2015, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Depreciation

MSCI Taiwan Index Futures	10/29/2015	61	$1,839,150	$(1,989)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 10.5%
AES Tiete SA Preference Shares	359,396	$1,269,906
Alupar Investimento SA	116,210	434,844
Banco do Brasil SA ADR	525,695	1,997,641
Banco do Estado do Rio Grande do Sul SA Preference Shares	570,567	799,549
CCR SA	2,247,528	6,869,101
CETIP SA — Mercados Organizados	186,067	1,537,338
Cia Paranaense de Energia Preference Shares	305,570	2,504,754
Companhia Energetica de Minas Gerais ADR (a)	2,625,756	4,673,846
EcoRodovias Infraestrutura e Logistica SA	1,048,130	1,605,644
Grendene SA	193,604	857,178
Light SA	507,161	1,471,065
Multiplus SA	167,900	1,348,024
Souza Cruz SA	503,498	3,388,728
Transmissora Alianca de Energia Electrica SA	536,865	2,571,106

		31,328,724

CHILE — 1.5%
Aguas Andinas SA Class A	2,863,151	1,485,890
Banco de Chile ADR	23,029	1,446,221
Banco Santander Chile	37,231,635	1,683,154

		4,615,265

CHINA — 5.9%
Bank of China, Ltd. (Class H)	4,272,536	1,835,800
CIFI Holdings Group Co., Ltd.	12,118,000	2,157,772
Country Garden Holdings Co., Ltd. (a)	5,394,000	1,941,828
Greentown China Holdings, Ltd. (a)(b)	2,501,000	1,791,027
Jiangsu Expressway Co., Ltd. (Class H)	2,200,000	2,801,788
KWG Property Holding, Ltd.	3,153,500	2,067,055
Soho China, Ltd. (a)	4,051,000	1,573,346
TCL Communication Technology Holdings, Ltd. (a)	4,765,000	3,424,630

		17,593,246

COLOMBIA — 1.5%
Ecopetrol SA ADR (a)	525,350	4,518,010

CZECH REPUBLIC — 0.9%
Komercni Banka AS	13,042	2,823,234

HONG KONG — 4.2%
Agile Property Holdings, Ltd. (a)	5,034,000	2,617,663
Evergrande Real Estate Group, Ltd. (a)	7,312,000	4,151,302
Shenzhen Investment, Ltd. (a)	4,960,829	1,747,481
Xinyi Glass Holdings, Ltd. (a)	8,724,000	3,894,819

		12,411,265

INDIA — 3.3%
Coal India, Ltd.	1,511,586	7,544,113
Indiabulls Housing Finance, Ltd.	59,159	715,649
NMDC, Ltd.	1,112,327	1,577,661

		9,837,423

INDONESIA — 1.2%
Indo Tambangraya Megah Tbk PT	1,612,900	1,087,194
Indocement Tunggal Prakarsa Tbk PT	1,411,700	1,585,151
Matahari Putra Prima Tbk PT	661,349	86,675
Media Nusantara Citra Tbk PT	6,636,500	742,925

		3,501,945

MALAYSIA — 2.0%
British American Tobacco Malaysia Bhd	106,600	1,462,802
HAP Seng Consolidated Bhd	686,500	866,764
Malayan Banking Bhd	1,319,444	2,569,400
YTL Corp. Bhd	2,810,800	1,023,097

		5,922,063

MEXICO — 1.4%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	214,012	1,570,848
Mexico Real Estate Management SA de CV (b)	897,385	1,130,551
PLA Administradora Industrial S de RL de CV (b)	738,791	1,341,414

		4,042,813

POLAND — 4.4%
Bank Handlowy w Warszawie SA	28,394	603,341
Bank Pekao SA	68,369	2,776,078
Energa SA	415,859	1,843,863
PGE Polska Grupa Energetyczna SA	1,160,562	4,114,180
Powszechny Zaklad Ubezpieczen SA	37,357	3,828,490

		13,165,952

RUSSIA — 1.6%
E.ON Russia JSC (b)	11,143,631	484,258
Eurasia Drilling Co., Ltd. GDR	148,140	1,362,888
Moscow Exchange MICEX-RTS PJSC	2,343,361	2,855,713

		4,702,859

SOUTH AFRICA — 14.7%
Barclays Africa Group, Ltd.	170,761	2,101,940
Capital Property Fund, Ltd.	1,371,686	1,557,494
Coronation Fund Managers, Ltd. (a)	492,086	2,323,591
Foschini Group, Ltd. (a)	669,224	6,791,944
Growthpoint Properties, Ltd. REIT	1,393,259	2,584,588
Hyprop Investments, Ltd.	203,088	1,772,962
Kumba Iron Ore, Ltd. (a)	584,860	3,320,425
MMI Holdings, Ltd. (a)	990,190	1,703,668
MTN Group, Ltd.	633,220	8,151,671
Redefine Properties, Ltd.	4,106,333	3,474,658
Vodacom Group, Ltd.	997,099	9,915,463

		43,698,404

SOUTH KOREA — 3.9%
SK Telecom Co., Ltd.	52,321	11,609,232

TAIWAN — 25.8%
Asustek Computer, Inc.	910,000	7,807,304
Chicony Electronics Co., Ltd.	860,096	1,979,964
China Development Financial Holding Corp.	7,952,000	2,137,277
China Steel Chemical Corp.	325,000	1,001,822
Far Eastern New Century Corp.	3,334,615	2,967,253

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Inventec Corp.	6,612,000	$3,132,555
King’s Town Bank	1,175,000	833,232
Lite-On Technology Corp.	2,795,837	2,564,248
MediaTek, Inc.	687,000	5,080,389
Mega Financial Holding Co., Ltd.	3,018,000	2,089,755
Novatek Microelectronics Corp.	2,491,000	7,792,058
Radiant Opto-Electronics Corp.	2,475,300	7,630,186
Realtek Semiconductor Corp.	1,357,000	2,299,616
Ruentex Development Co., Ltd.	2,680,217	2,918,101
Ruentex Industries, Ltd.	1,571,000	2,781,544
Synnex Technology International Corp.	1,819,000	1,811,957
Taiwan Cement Corp.	3,872,000	3,921,683
Taiwan Mobile Co., Ltd.	1,864,200	5,689,837
Transcend Information, Inc.	531,000	1,338,486
Vanguard International Semiconductor Corp.	5,496,000	6,225,823
Wan Hai Lines, Ltd.	3,308,000	2,079,587
WPG Holdings, Ltd.	1,971,000	1,897,523
Yulon Nissan Motor Co., Ltd.	130,282	981,245

		76,961,445

THAILAND — 9.2%
Advanced Info Service PCL	30	187
Advanced Info Service PCL NVDR	1,521,745	9,475,530
BEC World PCL NVDR	881,100	776,834
BTS Group Holdings PCL NVDR	17,323,200	4,653,566
Intouch Holdings PCL NVDR	3,445,222	6,905,632
Krung Thai Bank PCL NVDR	4,957,300	2,335,579
Land and Houses PCL NVDR	8,282,614	1,837,031
Tisco Financial Group PCL NVDR	915,200	895,153
TTW PCL NVDR	1,721,141	516,888

		27,396,400

TURKEY — 7.4%
Eregli Demir ve Celik Fabrikalari TAS	5,452,929	6,717,670
Tofas Turk Otomobil Fabrikasi AS	625,325	3,707,236
Turk Telekomunikasyon AS	1,918,246	3,782,323
Turk Traktor ve Ziraat Makineleri AS	31,263	756,342
Turkcell Iletisim Hizmetleri AS	2,068,086	7,206,113

		22,169,684

TOTAL COMMON STOCKS —
(Cost $399,538,361)		296,297,964

SHORT TERM INVESTMENT — 5.8%
UNITED STATES — 5.8%
MONEY MARKET FUND — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d) (Cost $17,309,750)	17,309,750	17,309,750

TOTAL INVESTMENTS — 105.2%
(Cost $416,848,111)		313,607,714
OTHER ASSETS & LIABILITIES — (5.2)%		(15,444,971)

NET ASSETS — 100.0%		$298,162,743

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 11.2%
Ambev SA ADR	473,674	$2,321,002
Banco Bradesco SA Preference Shares ADR	262,528	1,407,150
BRF SA ADR	68,705	1,222,262
Itau Unibanco Holding SA Preference Shares ADR	315,763	2,090,351
Petroleo Brasileiro SA ADR (a)(b)	154,936	673,972
Ultrapar Participacoes SA ADR	45,129	754,557
Vale SA ADR (a)	154,015	646,863

		9,116,157

CHINA — 52.8%
Agricultural Bank of China, Ltd. (Class H)	2,476,000	936,082
Alibaba Group Holding, Ltd. ADR (a)(b)	38,439	2,266,748
Baidu, Inc. ADR (b)	28,396	3,901,894
Bank of China, Ltd. (Class H)	7,127,254	3,062,400
Bank of Communications Co., Ltd. (Class H)	2,148,000	1,488,346
China Construction Bank Corp. (Class H)	8,495,610	5,645,433
China Life Insurance Co., Ltd. (Class H)	773,000	2,673,067
China Merchants Bank Co., Ltd. (Class H)	474,860	1,145,784
China Petroleum & Chemical Corp. (Class H)	2,653,174	1,612,435
China Shenhua Energy Co., Ltd. (Class H)	354,000	540,817
China Telecom Corp., Ltd. (Class H)	1,440,000	693,053
Hengan International Group Co., Ltd.	81,500	792,385
Industrial & Commercial Bank of China, Ltd. (Class H)	8,479,960	4,880,049
PetroChina Co., Ltd. (Class H)	2,194,171	1,520,338
Ping An Insurance Group Co. of China, Ltd. (Class H)	410,000	2,028,826
Tencent Holdings, Ltd.	554,826	9,256,586
Want Want China Holdings, Ltd. (a)	712,000	584,296

		43,028,539

HONG KONG — 13.9%
China Mobile, Ltd.	572,000	6,775,389
China Overseas Land & Investment, Ltd.	416,560	1,257,734
CITIC, Ltd.	567,000	1,031,568
CNOOC, Ltd.	1,671,221	1,710,025
Lenovo Group, Ltd. (a)	652,000	549,359

		11,324,075

INDIA — 11.2%
HDFC Bank, Ltd. ADR	41,008	2,505,179
ICICI Bank, Ltd. ADR	145,659	1,220,622
Infosys, Ltd. ADR (a)	200,411	3,825,846
Reliance Industries, Ltd. GDR (c)	44,070	1,145,820
Tata Motors, Ltd. ADR (b)	19,811	445,748

		9,143,215

RUSSIA — 10.5%
Gazprom PAO ADR	615,252	2,473,313
Lukoil PJSC ADR (d)	1,675	57,051
Lukoil PJSC ADR (d)	52,270	1,775,089
Magnit PJSC GDR	29,993	1,432,766
MMC Norilsk Nickel PJSC ADR	50,812	728,898
Sberbank of Russia ADR (d)	14,597	71,817
Sberbank of Russia ADR (d)	264,807	1,306,955
Tatneft PAO ADR	25,201	704,368

		8,550,257

TOTAL COMMON STOCKS —
(Cost $120,749,550)		81,162,243

SHORT TERM INVESTMENTS — 3.6%
UNITED STATES — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,786,086	2,786,086
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	153,764	153,764

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,939,850)		2,939,850

TOTAL INVESTMENTS — 103.2%
(Cost $123,689,400)		84,102,093
OTHER ASSETS & LIABILITIES — (3.2)%		(2,597,563)

NET ASSETS — 100.0%		$81,504,530

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRITISH VIRGIN ISLANDS — 0.1%
Lenta, Ltd. GDR (a)	6,772	$50,790

CYPRUS — 0.2%
QIWI PLC ADR	4,217	67,978
TCS Group Holding PLC GDR	11,259	19,703

		87,681

CZECH REPUBLIC — 2.6%
CEZ AS	28,466	591,889
Komercni Banka AS	2,152	465,849

		1,057,738

GREECE — 4.7%
Aegean Airlines SA	4,532	33,945
Alpha Bank AE (a)	628,815	75,105
Athens Water Supply & Sewage Co. SA	4,219	26,844
Costamare, Inc.	3,124	38,331
Diana Shipping, Inc. (a)	3,488	22,602
DryShips, Inc. (a)	37,965	6,408
Ellaktor SA (a)	16,909	28,878
Eurobank Ergasias SA (a)	755,485	18,553
FF Group (a)	4,549	92,416
Fourlis Holdings SA (a)	6,257	17,391
GEK Terna Holding Real Estate Construction SA (a)	11,930	22,372
Grivalia Properties REIC AE	5,644	50,149
Hellenic Exchanges — Athens Stock Exchange SA	9,772	53,995
Hellenic Petroleum SA	8,054	48,098
Hellenic Telecommunications Organization SA	33,543	292,050
Intralot SA — Integrated Lottery Systems & Services (a)	18,763	35,605
JUMBO SA	14,994	131,386
Lamda Development SA (a)	3,941	20,368
Marfin Investment Group Holdings SA (a)	80,496	6,739
Metka SA	3,821	31,520
Motor Oil Hellas Corinth Refineries SA (a)	8,247	99,422
Mytilineos Holdings SA (a)	11,377	59,053
National Bank of Greece SA (a)	226,753	97,449
Navios Maritime Holdings, Inc. (b)	6,219	15,485
OPAP SA	28,289	255,147
Piraeus Bank SA (a)	237,075	20,642
Piraeus Port Authority SA	1,084	18,259
Public Power Corp. SA	16,032	83,573
Safe Bulkers, Inc.	2,731	7,538
Terna Energy SA (a)	8,176	24,915
Titan Cement Co. SA	7,359	165,933
Tsakos Energy Navigation, Ltd.	2,886	23,463

		1,923,634

HUNGARY — 3.2%
Magyar Telekom Telecommunications PLC (a)	97,366	135,327
MOL Hungarian Oil & Gas PLC	8,350	363,638
OTP Bank PLC	25,720	495,426
Richter Gedeon NyRt	18,337	291,131

		1,285,522

MONACO — 0.1%
GasLog, Ltd. (b)	4,910	47,234

POLAND — 19.9%
Alior Bank SA (a)	6,155	128,197
AmRest Holdings SE (a)	794	34,245
Asseco Poland SA	16,345	232,158
Bank Handlowy w Warszawie SA	4,410	93,708
Bank Millennium SA (a)	80,164	123,960
Bank Pekao SA	20,173	819,111
Bank Zachodni WBK SA (a)	4,130	318,774
Budimex SA	1,383	72,704
CCC SA	2,971	128,097
Cyfrowy Polsat SA (a)	22,593	138,854
Echo Investment SA (a)	84,057	143,685
Enea SA	16,980	60,328
Energa SA	26,833	118,974
Eurocash SA	10,253	120,473
Getin Holding SA (a)	59,642	23,370
Getin Noble Bank SA (a)	181,122	40,963
Globe Trade Centre SA (a)(c)	52,729	86,667
Grupa Azoty SA (a)	3,525	82,040
Grupa Kety SA	427	32,565
Grupa Lotos SA (a)	11,552	84,911
ING Bank Slaski SA	3,670	115,045
Jastrzebska Spolka Weglowa SA (a)	2,562	7,681
KGHM Polska Miedz SA	21,287	458,763
KRUK SA	2,011	92,074
LPP SA	110	226,217
Lubelski Wegiel Bogdanka SA	7,438	111,104
mBank SA (a)	2,369	216,182
Netia SA	161,637	238,042
Orange Polska SA	120,274	229,949
PGE Polska Grupa Energetyczna SA	103,788	367,928
Polski Koncern Naftowy Orlen SA	44,043	766,761
Polskie Gornictwo Naftowe i Gazownictwo SA	249,224	427,329
Powszechna Kasa Oszczednosci Bank Polski SA (a)	126,101	975,964
Powszechny Zaklad Ubezpieczen SA	7,575	776,315
Synthos SA	82,458	81,969
Tauron Polska Energia SA	227,977	196,648

		8,171,755

RUSSIA — 49.4%
AK Transneft OAO Preference Shares (a)	215	483,379
Alrosa PAO (a)	315,786	276,288
Bashneft OAO Preference Shares (a)	4,180	91,366
Bashneft PAO (a)	2,905	76,426
CTC Media, Inc.	9,086	15,900
E.ON Russia JSC (a)	895,000	38,893
Etalon Group, Ltd. GDR	14,218	23,389
Eurasia Drilling Co., Ltd. GDR	7,298	67,142
Evraz PLC (a)	66,597	73,540
Gazprom Neft OAO ADR (d)	3	33
Gazprom Neft OAO ADR (d)	5,996	66,316
Gazprom PAO ADR	834,644	3,355,269

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Globaltrans Investment PLC GDR (a)	11,765	$47,295
LSR Group PJSC GDR	29,386	53,189
Lukoil PJSC ADR	61,311	2,082,122
Magnit PJSC GDR	31,340	1,497,112
Mail.ru Group, Ltd. GDR (a)	14,541	253,013
Mechel ADR (a)	21,209	19,300
MegaFon PJSC GDR	14,420	175,203
MMC Norilsk Nickel PJSC ADR	73,368	1,052,464
Mobile Telesystems OJSC (a)	38,158	123,828
Mobile TeleSystems PJSC ADR	76,477	552,164
Moscow Exchange MICEX-RTS PJSC	169,814	206,942
NOVATEK OAO GDR	11,671	1,079,567
Novolipetsk Steel OJSC GDR	12,976	148,575
O’Key Group SA GDR	5,475	8,760
PhosAgro OAO GDR	13,049	180,076
PIK Group PJSC GDR	52,582	152,488
Polymetal International PLC	32,564	280,420
Polyus Gold International, Ltd.	94,180	274,619
Rosneft OAO GDR	168,590	622,097
Rostelecom PJSC ADR (d)	26,665	209,054
Rostelecom PJSC ADR (d)	4	32
RusHydro PJSC ADR (d)	136,311	139,037
RusHydro PJSC ADR (d)	8,194	7,702
Sberbank of Russia (a)	1,540,110	1,765,802
Sberbank of Russia ADR	25,471	125,712
Severstal PAO GDR	31,743	336,476
Sistema JSFC GDR	26,457	182,024
Surgutneftegas OAO ADR	156,539	799,132
Surgutneftegas OAO Preference Shares (a)	1,084,900	645,755
Tatneft PAO ADR	32,489	908,068
TMK PAO GDR	6,631	20,490
United Co. RUSAL PLC (a)	159,134	63,858
Uralkali PJSC GDR (a)	18,028	267,355
VimpelCom, Ltd. ADR	31,217	128,458
VTB Bank PJSC GDR	346,470	699,869
X5 Retail Group NV GDR (a)	14,978	260,617
Yandex NV (a)	30,353	325,688

		20,262,304

TURKEY — 19.5%
Akbank TAS	244,403	547,288
Anadolu Anonim Turk Sigorta Sirketi	210,667	104,368
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,840	245,672
Arcelik AS	70,101	341,504
BIM Birlesik Magazalar AS	27,880	494,018
Coca-Cola Icecek AS	6,960	79,536
Dogan Sirketler Grubu Holdings AS (a)	272,941	45,975
Dogus Otomotiv Servis ve Ticaret AS	30,010	96,143
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	292,370	242,374
Enka Insaat ve Sanayi AS	163,988	270,808
Eregli Demir ve Celik Fabrikalari TAS	285,056	351,171
Ford Otomotiv Sanayi AS	5,905	62,994
Haci Omer Sabanci Holding AS	162,031	474,681
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	115,915	47,472
KOC Holding AS	160,702	626,301
Kombassan Holdings AS (a)	16,396	10,181
Koza Altin Isletmeleri AS	4,041	29,296
Petkim Petrokimya Holding AS (a)	25,323	33,455
TAV Havalimanlari Holding AS	15,877	124,541
Tekfen Holding AS	8,445	11,659
Tofas Turk Otomobil Fabrikasi AS	7,802	46,254
Tupras-Turkiye Petrol Rafinerileri AS (a)	22,378	547,671
Turk Hava Yollari AO (a)	158,796	418,001
Turk Sise ve Cam Fabrikalari AS	90,290	85,586
Turk Telekomunikasyon AS	42,468	83,737
Turkcell Iletisim Hizmetleri AS	127,321	443,642
Turkiye Garanti Bankasi AS	364,789	846,988
Turkiye Halk Bankasi AS	81,865	273,086
Turkiye Is Bankasi (Class C)	207,775	323,217
Turkiye Sinai Kalkinma Bankasi AS	105,412	49,090
Turkiye Vakiflar Bankasi Tao (Class D)	101,880	128,875
Ulker Biskuvi Sanayi AS	23,381	147,881
Vestel Elektronik Sanayi ve Ticaret AS (a)	32,407	42,599
Yapi ve Kredi Bankasi AS	201,813	224,625
Yazicilar Holding AS (Class A)	13,756	73,602

		7,974,291

TOTAL COMMON STOCKS —
(Cost $85,575,722)		40,860,949

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f) (Cost $47,805)	47,805	47,805

TOTAL INVESTMENTS — 99.8%
(Cost $85,623,527)		40,908,754
OTHER ASSETS & LIABILITIES — 0.2%		100,302

NET ASSETS — 100.0%		$41,009,056

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 43.3%
AES Tiete SA Preference Shares	14,540	$51,376
Ambev SA ADR	215,469	1,055,798
B2W Cia Digital (a)	7,347	27,418
Banco Bradesco SA	11,546	68,488
Banco Bradesco SA Preference Shares ADR	144,079	772,263
Banco do Brasil SA	34,407	131,339
Banco do Brasil SA ADR	19,566	74,351
Banco Santander Brazil SA ADS ADR	21,900	68,985
BB Seguridade Participacoes SA	32,604	203,143
Bematech SA	10,211	25,643
BM&FBovespa SA	86,795	241,512
BR Malls Participacoes SA	18,806	49,401
BR Properties SA	9,944	26,721
Bradespar SA Preference Shares	20,229	41,657
Braskem SA Preference Shares ADR (b)	5,148	43,398
BRF SA	12,127	214,981
BRF — Brasil Foods SA ADR	22,793	405,487
BTG Pactual Grupo	10,823	71,674
CCR SA	50,521	154,407
Centrais Eletricas Brasileiras SA (a)	2,775	3,659
Centrais Eletricas Brasileiras SA ADR (a)	20,194	26,050
CETIP SA — Mercados Organizados	11,837	97,801
Cia Energetica de Sao Paulo Preference Shares (Class B)	17,859	68,217
Cia Hering	7,210	25,440
Cia Paranaense de Energia Preference Shares	9,772	80,101
Cielo SA	37,764	347,676
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	8,788	110,202
Companhia de Saneamento Basico do Estado de Sao Paulo	25,940	103,188
Companhia Energetica de Minas Gerais ADR	50,137	89,244
Companhia Siderurgica Nacional SA ADR (b)	40,652	38,957
Cosan Logistica SA	11,577	3,373
Cosan SA Industria e Comercio	11,577	58,525
Cosan, Ltd. BDR	8,184	23,430
CPFL Energia SA ADR (a)	13,782	103,365
Cyrela Brazil Realty SA	24,259	50,383
Duratex SA	47,589	70,273
EDP — Energias do Brasil SA	3,600	10,379
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	3,200	8,800
Embraer SA	34,573	221,402
Equatorial Energia SA	5,700	48,469
Estacio Participacoes SA	15,134	53,589
Fibria Celulose SA ADR (b)	12,706	172,293
Fleury SA	2,700	11,018
Gafisa SA (a)	17,074	8,661
Gerdau SA ADR (b)	33,429	45,798
Gerdau SA Preference Shares	6,503	8,933
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	11,082	10,214
GP Investments, Ltd. BDR (a)	6,036	9,853
Hypermarcas SA (a)	17,628	67,644
Itau Unibanco Holding SA Preference Shares ADR	165,662	1,096,682
Itausa — Investimentos Itau SA Preference Shares	172,662	309,599
Itausa — Investimentos Itau SA	45,164	86,314
JBS SA	44,499	187,743
Kepler Weber SA	4,186	22,055
Klabin SA	29,915	164,377
Kroton Educacional SA	64,846	125,557
Linx SA	2,530	27,956
Localiza Rent a Car SA	7,332	45,002
Lojas Americanas SA Preference Shares	31,925	129,882
Lojas Renner SA	42,100	194,538
M Dias Branco SA	662	9,659
Marfrig Global Foods SA (a)	8,600	15,485
Metalurgica Gerdau SA Preference Shares	18,437	13,520
Minerva SA (a)	2,995	10,034
MRV Engenharia e Participacoes SA	6,129	9,374
Multiplan Empreendimentos Imobiliarios SA	4,476	47,661
Multiplus SA	1,200	9,634
Natura Cosmeticos SA	12,038	58,951
Odontoprev SA	5,900	14,150
Oi SA (a)	28	22
Oi SA Preference Shares (a)	305	214
Oi SA, ADR (a)(c)	5,023	3,416
Oi SA, ADR (a)(b)(c)	17,792	12,027
Ouro Fino Saude Animal Participacoes SA	1,222	10,281
PDG Realty SA Empreendimentos e Participacoes (a)	63,510	957
Petroleo Brasileiro SA ADR (a)(b)	63,021	274,141
Petroleo Brasileiro SA Preference Shares ADR (a)	106,778	392,943
Porto Seguro SA	4,500	34,016
Prumo Logistica SA (a)	53,736	7,962
Qualicorp SA	7,970	29,703
Raia Drogasil SA	5,400	53,024
Rumo Logistica Operadora Multimodal SA (a)	10,126	15,283
Sao Martinho SA	1,100	10,829
Smiles SA	1,508	11,380
Somos Educacao SA	5,891	19,380
Souza Cruz SA	26,777	180,219
Sul America SA	6,500	29,138
Suzano Papel e Celulose SA Preference Shares (Class A)	22,400	108,514
Telefonica Brasil SA Preference Shares	23,415	215,630
Tim Participacoes SA	12,342	23,277
Tim Participacoes SA ADR (b)	8,029	75,874
Totvs SA	7,077	53,567
Tractebel Energia SA ADR	9,806	84,234
Transmissora Alianca de Energia Electrica SA	5,800	27,777

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Ultrapar Participacoes SA ADR	23,836	$398,538
Usinas Siderurgicas de Minas Gerais SA ADR (b)	24,185	20,557
Usinas Siderurgicas de Minas Gerais SA Preference Shares (Class A)	10,028	8,437
Vale SA ADR (b)	56,034	235,343
Vale SA Preference Shares ADR	118,217	396,027
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,200	13,790
Weg SA	29,348	113,870

		11,143,522

CHILE — 10.8%
Antarchile SA	13,015	127,964
Banco de Chile ADR	3,069	192,733
Banco de Credito e Inversiones	5,026	203,527
Banco Santander Chile ADR	3,595	65,501
Banmedica SA	13,988	22,756
Bupa Chile SA	45,000	34,747
CAP SA	7,672	20,104
Cencosud SA	85,334	165,783
Cia Cervecerias Unidas SA	6,000	66,008
Coca-Cola Embonor SA Preference Shares (Class B)	5,680	9,354
Colbun SA	82,815	21,290
Embotelladora Andina SA Preference Shares (Class B)	14,145	48,842
Empresa Nacional de Electricidad SA ADR	8,413	298,746
Empresas AquaChile SA (a)	22,933	7,889
Empresas CMPC SA	98,171	252,073
Empresas COPEC SA	35,990	325,796
Enersis SA ADR	25,399	321,043
Gasco SA	2,593	17,316
Grupo Security SA	41,244	11,676
Latam Airlines Group SA ADR (a)(b)	20,448	99,786
SACI Falabella	62,168	384,323
Sociedad Matriz SAAM SA	80,937	5,371
Sociedad Quimica y Minera de Chile SA ADR (b)	3,851	55,994
Sonda SA	18,679	27,892
Vina Concha y Toro SA	1,680	2,778

		2,789,292

COLOMBIA — 5.8%
Almacenes Exito SA	11,845	50,877
Banco Davivienda SA Preference Shares	6,813	52,922
Banco de Bogota SA	4,090	78,166
BanColombia SA	11,973	91,995
BanColombia SA ADR (b)	6,814	219,411
Bolsa de Valores de Colombia	1,214,855	6,493
Celsia SA ESP	12,429	14,373
Cementos Argos SA	15,567	47,602
Corp Financiera Colombiana SA	4,734	58,241
Ecopetrol SA ADR	10,892	93,671
Empresa de Energia de Bogota SA	103,073	58,095
Empresa de Telecomunicaciones de Bogota	58,718	10,880
Grupo Argos SA	17,450	101,180
Grupo Argos SA/Colombia Preference Shares	5,293	29,627
Grupo Aval Acciones y Valores SA	243,693	93,147
Grupo Aval Acciones y Valores SA Preference Shares	254,289	96,786
Grupo de Inversiones Suramericana SA	12,710	147,721
Grupo de Inversiones Suramericana SA Preference Shares	4,083	46,820
Grupo Nutresa SA	14,297	96,236
Grupo Odinsa SA (a)	876	2,554
Interconexion Electrica SA ESP	18,147	42,030
Isagen SA ESP	39,773	37,104
Organizacion Terpel SA	1,985	9,002

		1,484,933

LUXEMBOURG — 0.1%
Ternium SA ADR	1,078	13,249

MEXICO — 35.5%
Alfa SAB de CV (Class A)	200,034	389,167
Alsea SAB de CV	14,600	43,266
America Movil SAB de CV (Series L) (b)	1,589,556	1,315,035
Arca Continental SAB de CV	15,726	88,324
Asesor de Activos Prisma SAPI de CV REIT (a)	20,800	18,325
Axtel SAB de CV (a)	49,500	23,104
Banregio Grupo Financiero SAB de CV	2,029	10,828
Bolsa Mexicana de Valores SAB de CV	6,532	10,218
Cemex SAB de CV (a)	676,141	470,397
Coca-Cola FEMSA SAB de CV (Series L)	23,924	165,905
Concentradora Fibra Danhos SA de CV	38,405	80,949
Concentradora Fibra Hotelera Mexicana SA de CV	20,400	20,464
Concentradora Hipotecaria SAPI de CV	20,100	30,802
Controladora Comercial Mexicana SAB de CV	5,643	16,346
Controladora Vuela Cia de Aviacion SAB de CV (Class A) (a)	26,500	39,547
Corp Actinver SAB de CV (a)	19,500	17,490
Corp Inmobiliaria Vesta SAB de CV (b)	12,600	19,681
Corporacion GEO SAB de CV (a)(b)(d)	71,361	0
Desarrolladora Homex SAB de CV (a)(e)	28,753	827
El Puerto de Liverpool SAB de CV	14,737	190,905
Empresas ICA SAB de CV (a)(b)	40,562	17,018
Fibra Shop Portafolios Inmobiliarios SAPI de CV	17,400	17,208
Fibra Uno Administracion SA de CV REIT	99,312	204,581
Fomento Economico Mexicano SAB de CV	107,753	961,824
Genomma Lab Internacional SAB de CV (Class B) (a)	29,424	24,429
Gentera SAB de CV (b)	35,512	57,983
Gruma SAB de CV (Class B)	12,683	175,725
Grupo Aeromexico SAB de CV (a)	8,600	13,438
Grupo Aeroportuario del Centro Norte Sab de CV (a)(b)	6,500	32,150

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Grupo Aeroportuario del Pacifico SAB de CV (Class B)	11,975	$103,888
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	17,887	272,610
Grupo Bimbo SAB de CV (a)(b)	56,386	142,439
Grupo Carso SAB de CV	30,869	137,999
Grupo Comercial Chedraui SA de CV	3,700	9,617
Grupo Elektra SA de CV (b)	3,629	62,191
Grupo Financiero Banorte SAB de CV	132,981	649,731
Grupo Financiero Inbursa SAB de CV	170,889	352,331
Grupo Financiero Santander Mexico SAB de CV (Class B) (b)	71,769	106,044
Grupo GICSA SA de CV (a)	44,500	37,340
Grupo Herdez SAB de CV	8,600	22,689
Grupo Industrial Maseca SAB de CV (Class B)	7,400	10,283
Grupo Industrial Saltillo SAB de CV	8,000	15,243
Grupo Lala SAB de CV	9,800	23,097
Grupo Lamosa SAB de CV	6,600	11,956
Grupo Mexico SAB de CV (Series B)	182,847	441,506
Grupo Televisa SA de CV ADR	833	21,675
Grupo Televisa SAB	104,006	541,303
Hoteles City Express SAB de CV (a)	15,300	19,628
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	50,522	98,589
Industrias Bachoco SAB de CV, (Series B)	2,800	14,214
Industrias Penoles SAB de CV	6,393	86,928
Infraestructura Energetica Nova SAB de CV (b)	2,400	9,777
Kimberly-Clark de Mexico SAB de CV (Class A)	99,821	225,185
Medica Sur SAB de CV, Series B	7,500	22,128
Megacable Holdings SAB de CV	10,463	37,964
Mexichem SAB de CV	44,333	108,591
Mexico Real Estate Management SA de CV (a)	17,300	21,795
Minera Frisco SAB de CV (a)(b)	36,725	19,179
Nemak SAB de CV (a)(e)	89,900	108,484
OHL Mexico SAB de CV (a)	23,754	30,543
PLA Administradora Industrial S de RL de CV (a)	14,100	25,601
Promotora y Operadora de Infraestructura SAB de CV (a)	13,170	144,548
TV Azteca SAB de CV	190,594	30,029
Unifin Financiera SAPI de CV (a)	4,500	10,247
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	86,307	0
Vitro SAB de CV, (Series A)	2,800	6,336
Wal-Mart de Mexico SAB de CV (b)	284,785	697,563

		9,135,207

PANAMA — 0.3%
InRetail Peru Corp. (a)(e)	2,942	35,157
Intercorp Financial Services, Inc.	1,245	31,735

		66,892

PERU — 3.5%
Alicorp SAA (a)	25,766	40,637
Compania de Minas Buenaventura SA ADR	11,967	71,323
Compania Minera Milpo SA	69,281	38,501
Credicorp, Ltd.	3,122	332,056
Empresa de Distribucion Electrica de Lima Norte SAA	9,232	13,930
Enersur SA	8,613	20,055
Ferreyros SAA	33,776	13,213
Grana y Montero SA	7,037	5,680
Luz del Sur SAA	8,502	26,264
Minsur SA	103,547	24,111
Southern Copper Corp. (b)	10,707	286,091
Volcan Compania Minera SAA (Class B)	222,875	26,156

		898,017

SPAIN — 0.1%
Cemex Latam Holdings SA (a)	6,408	25,531

TOTAL COMMON STOCKS —
(Cost $57,733,708)		25,556,643

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,984,900	1,984,900
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	31,061	31,061

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,015,961)		2,015,961

TOTAL INVESTMENTS — 107.2%
(Cost $59,749,669)		27,572,604
OTHER ASSETS & LIABILITIES — (7.2)%		(1,859,423)

NET ASSETS — 100.0%		$25,713,181

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
EGYPT — 3.7%
Arab Cotton Ginning	24,607	$8,485
Commercial International Bank Egypt SAE	102,168	692,468
Eastern Tobacco	2,451	67,282
Edita Food Industries SAE (a)	6,797	29,523
Egyptian Financial Group-Hermes Holding Co. (a)	58,135	59,916
Egyptian Kuwait Holding Co.	100,146	58,085
ElSewedy Electric Co. (a)	13,130	72,105
Ezz Steel (a)	34,769	40,364
Global Telecom Holding SAE GDR (a)	56,836	65,361
Juhayna Food Industries	66,518	68,217
Maridive & Oil Services SAE (a)	29,309	9,086
Palm Hills Developments SAE (a)	106,577	27,086
Sidi Kerir Petrochemicals Co.	38,606	64,047
Six of October Development & Investment Co. (a)	40,557	46,358
Talaat Moustafa Group	143,006	124,193
Telecom Egypt Co.	62,962	56,127

		1,488,703

QATAR — 9.9%
Aamal Co.	16,725	61,995
Al Khalij Commercial Bank QSC	9,803	57,870
Al Meera Consumer Goods Co. QSC	756	51,852
Barwa Real Estate Co.	10,606	124,346
Commercial Bank QSC	12,941	200,402
Doha Bank QSC	10,153	139,943
Gulf International Services QSC	5,066	90,413
Industries Qatar QSC	7,256	245,051
Mannai Corp. QSC	375	10,451
Masraf Al Rayan QSC	40,067	473,053
Medicare Group	766	35,544
Ooredoo QSC	13,268	280,511
Qatar Electricity & Water Co. QSC	2,999	172,428
Qatar Gas Transport Co., Ltd.	15,100	92,290
Qatar Insurance Co. SAQ	8,463	216,336
Qatar International Islamic Bank QSC	4,126	84,626
Qatar Islamic Bank SAQ	6,440	202,109
Qatar National Bank SAQ	19,072	981,865
Qatar National Cement Co. QSC	1,471	42,409
Qatar Navigation QSC	3,122	83,835
Qatari Investors Group QSC	3,385	40,430
Salam International Investment Co.	6,973	23,626
United Development Co. QSC	9,651	62,007
Vodafone Qatar QSC	50,694	189,021

		3,962,413

SOUTH AFRICA — 75.7%
Adcock Ingram Holdings, Ltd.	16,255	58,662
Adcorp Holdings, Ltd.	8,073	16,389
Advtech, Ltd.	29,963	26,632
AECI, Ltd.	13,514	89,829
African Bank Investments, Ltd. (a)(b)	258,160	0
African Oxygen, Ltd.	14,847	16,160
African Rainbow Minerals, Ltd.	13,721	51,472
Alexander Forbes Group Holdings, Ltd.	44,304	24,512
Allied Electronics Corp., Ltd.	30,537	15,680
Anglo American Platinum, Ltd. (a)	7,040	116,636
AngloGold Ashanti, Ltd. (a)	43,836	347,118
Aquarius Platinum, Ltd. (a)	158,404	15,716
ArcelorMittal South Africa, Ltd. (a)(c)	19,002	11,750
Arrowhead Properties, Ltd. (Class A)	68,440	47,517
Ascendis Health, Ltd.	28,841	33,791
Aspen Pharmacare Holdings, Ltd. (a)	31,303	665,588
Assore, Ltd. (c)	6,573	35,339
Astral Foods, Ltd.	6,024	75,867
Attacq, Ltd. (a)(c)	73,521	116,713
Aveng, Ltd. (a)(c)	55,621	14,482
AVI, Ltd.	28,436	180,072
Barclays Africa Group, Ltd.	35,122	432,326
Barloworld, Ltd.	20,913	114,041
Bidvest Group, Ltd. (c)	30,509	719,798
Blue Label Telecoms, Ltd.	35,989	25,638
Brait SE (a)(c)	30,113	305,987
Capevin Holdings, Ltd.	21,007	14,631
Capital Property Fund, Ltd.	159,137	180,694
Capitec Bank Holdings, Ltd.	5,908	214,067
Cashbuild, Ltd.	1,971	43,478
Caxton and CTP Publishers and Printers, Ltd.	11,142	15,302
City Lodge Hotels, Ltd.	3,693	38,327
Clicks Group, Ltd.	22,810	148,190
Clover Industries, Ltd.	15,063	20,143
Consolidated Infrastructure Group, Ltd. (a)	4,068	9,724
Coronation Fund Managers, Ltd.	30,511	144,071
Curro Holdings, Ltd. (a)	12,731	33,331
DataTec, Ltd.	20,015	89,747
Delta Property Fund, Ltd.	31,880	18,215
Discovery, Ltd.	39,528	393,536
Distell Group, Ltd.	2,321	29,208
Emira Property Fund, Ltd.	31,838	40,664
EOH Holdings, Ltd.	9,697	104,165
Exxaro Resources, Ltd. (c)	14,835	56,327
Famous Brands, Ltd.	6,165	60,192
FirstRand, Ltd. (c)	344,271	1,223,759
Foschini Group, Ltd.	17,921	181,880
Gold Fields, Ltd.	77,286	201,501
Grindrod, Ltd. (c)	70,186	74,922
Group Five, Ltd.	15,314	20,822
Growthpoint Properties, Ltd. REIT	224,320	416,128
Harmony Gold Mining Co., Ltd. (a)(c)	53,075	33,126
Hosken Consolidated Investments, Ltd.	6,486	64,733
Hudaco Industries, Ltd.	3,475	27,298
Hyprop Investments, Ltd.	19,422	169,555
Illovo Sugar, Ltd.	28,140	33,254
Impala Platinum Holdings, Ltd. (a)	59,966	166,623
Imperial Holdings, Ltd.	21,610	264,971
Investec, Ltd.	24,568	188,076
Italtile, Ltd.	6,466	5,799
JSE, Ltd.	10,920	101,879
KAP Industrial Holdings, Ltd.	72,792	33,745
Kumba Iron Ore, Ltd. (c)	6,321	35,886
Lewis Group, Ltd. (c)	12,396	55,583
Liberty Holdings, Ltd.	9,966	90,996
Life Healthcare Group Holdings, Ltd.	97,720	251,668

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Massmart Holdings, Ltd.	13,158	$102,870
Mediclinic International, Ltd.	47,460	379,042
Merafe Resources, Ltd.	230,552	11,672
MMI Holdings, Ltd. (c)	88,998	153,125
Mondi, Ltd.	12,255	257,216
Mpact, Ltd.	19,277	67,059
Mr. Price Group, Ltd.	25,468	355,487
MTN Group, Ltd.	161,665	2,081,172
Murray & Roberts Holdings, Ltd.	59,259	50,143
Nampak, Ltd.	56,272	104,999
Naspers, Ltd. (Class N)	43,674	5,466,467
Nedbank Group, Ltd.	18,916	300,560
Netcare, Ltd.	155,852	409,158
Northam Platinum, Ltd. (a)	41,587	80,996
Oceana Group, Ltd. (c)	4,455	31,060
Octodec Investments, Ltd.	10,091	18,501
Omnia Holdings, Ltd.	6,956	75,008
Pick n Pay Stores, Ltd. (c)	18,331	87,897
Pick’ n Pay Holdings, Ltd.	33,499	68,200
Pioneer Foods Group, Ltd.	12,746	180,455
PPC, Ltd. (c)	54,071	66,870
PSG Group, Ltd. (c)	7,435	119,642
Rand Merchant Insurance Holdings, Ltd.	77,791	233,030
Raubex Group, Ltd.	18,949	23,969
Redefine Properties, Ltd.	422,548	357,548
Remgro, Ltd.	47,180	860,275
Resilient Property Income Fund, Ltd.	34,620	290,466
Reunert, Ltd.	16,015	70,653
Rhodes Food Group Pty, Ltd. (a)	6,765	10,999
RMB Holdings, Ltd. (c)	78,247	373,041
SA Corporate Real Estate Fund Nominees Pty, Ltd.	155,757	57,337
Sanlam, Ltd.	173,197	749,055
Santam, Ltd.	1,389	22,703
Sappi, Ltd. (a)	50,603	155,538
Sasol, Ltd. (c)	53,492	1,499,494
Shoprite Holdings, Ltd.	41,057	466,661
Sibanye Gold, Ltd.	78,267	88,812
Spar Group, Ltd.	15,622	209,016
Spur Corp., Ltd.	3,871	9,239
Standard Bank Group, Ltd.	126,211	1,232,262
Steinhoff International Holdings, Ltd. (c)	315,094	1,934,728
Sun International, Ltd.	11,574	72,824
Super Group, Ltd. (a)	14,954	31,277
Telkom SA SOC, Ltd.	30,414	146,362
Tiger Brands, Ltd.	20,882	460,304
Tongaat Hulett, Ltd.	12,407	96,792
Trencor, Ltd.	13,377	50,588
Truworths International, Ltd. (c)	39,031	239,995
Tsogo Sun Holdings, Ltd.	41,945	73,412
Vodacom Group, Ltd.	55,156	548,488
Vukile Property Fund, Ltd.	26,525	35,336
Wilson Bayly Holmes-Ovcon, Ltd.	4,673	37,510
Woolworths Holdings, Ltd.	81,116	567,877
Zeder Investments, Ltd.	53,651	26,967

		30,354,088

UNITED ARAB EMIRATES — 10.4%
Abu Dhabi Commercial Bank PJSC	181,849	378,764
Agthia Group PJSC	16,841	36,682
Air Arabia PJSC	249,308	95,030
Ajman Bank PJSC (a)	28,553	13,605
Al Waha Capital PJSC	103,881	62,789
Aldar Properties PJSC	342,893	224,061
Arabtec Holding PJSC (a)	246,549	123,514
Bank of Sharjah	28,546	11,736
DAMAC Properties Dubai Co. PJSC	165,000	136,570
Dana Gas PJSC (a)	371,875	55,687
Deyaar Development PJSC (a)	157,340	28,016
DP World, Ltd.	18,098	384,401
Dubai Financial Market PJSC	174,441	79,791
Dubai Investments PJSC	154,526	99,712
Dubai Islamic Bank PJSC	107,765	196,585
Dubai Parks & Resorts PJSC (a)	204,541	67,385
Emaar Malls Group PJSC (a)	205,715	173,070
Emaar Properties PJSC	382,493	672,749
Emirates REIT CEIC, Ltd.	8,194	9,259
Eshraq Properties Co. PJSC (a)	124,092	22,637
First Gulf Bank PJSC	122,654	465,857
Gulf Pharmaceutical Industries	20,396	13,883
National Bank of Abu Dhabi PJSC	141,998	368,058
National Bank of Ras Al-Khaimah PSC	60,961	116,848
Orascom Construction, Ltd. (a)	3,575	39,325
RAK Properties PJSC	106,745	17,729
Ras Al Khaimah Ceramics	38,290	37,531
Union National Bank PJSC	119,991	200,919
Union Properties PJSC	101,080	25,980

		4,158,173

TOTAL COMMON STOCKS —
(Cost $53,483,026)		39,963,377

RIGHTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Super Group, Ltd. (expiring 10/9/15) (a) (Cost $0)	1,750	437

WARRANTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	358

SHORT TERM INVESTMENTS — 12.5%
UNITED STATES — 12.5%
MONEY MARKET FUNDS — 12.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,837,997	4,837,997
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	149,623	149,623

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,987,620)		4,987,620

TOTAL INVESTMENTS — 112.2%
(Cost $58,470,646)		44,951,792
OTHER ASSETS & LIABILITIES — (12.2)%		(4,875,322)

NET ASSETS — 100.0%		$40,076,470

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.3%
Abacus Property Group REIT	11,074	$24,652
AGL Energy, Ltd.	29,143	326,837
Alumina, Ltd. (a)	286,033	225,975
Amcor, Ltd.	84,816	784,432
AMP, Ltd.	161,199	629,403
Ansell, Ltd.	25,395	334,381
APA Group	112,014	672,559
Aristocrat Leisure, Ltd.	96,339	582,502
Arrium, Ltd. (a)(b)	161,979	9,896
Asciano, Ltd.	42,222	249,063
Australia & New Zealand Banking Group, Ltd.	124,167	2,361,276
BHP Billiton, Ltd.	136,976	2,137,373
Billabong International, Ltd. (a)(b)	124,742	56,940
BlueScope Steel, Ltd. (a)	36,654	92,665
Brambles, Ltd.	115,204	787,986
Bunnings Warehouse Property Trust (a)	176,820	383,691
Caltex Australia, Ltd.	11,688	256,743
carsales.com, Ltd. (a)	15,727	107,903
Commonwealth Bank of Australia	74,284	3,793,508
Computershare, Ltd.	74,359	552,995
CSL, Ltd.	25,597	1,603,414
CSR, Ltd.	103,556	210,167
Dexus Property Group	20,275	101,803
DUET Group	74,373	112,814
Fairfax Media, Ltd.	106,414	66,135
Federation Centres	141,430	272,135
Fortescue Metals Group, Ltd. (a)	74,204	94,840
Goodman Group	32,547	133,708
GPT Group	76,381	241,910
GWA Group, Ltd. (a)	94,994	165,440
Harvey Norman Holdings, Ltd. (a)	194,436	529,786
Hills, Ltd.	98,533	26,640
Iluka Resources, Ltd. (a)	22,924	99,971
Incitec Pivot, Ltd.	72,535	198,657
Ingenia Communities Group	353,338	107,937
Insurance Australia Group, Ltd. (a)	184,317	626,473
Lend Lease Group	72,441	638,440
Macquarie Group, Ltd.	20,527	1,105,061
Medibank Pvt, Ltd.	119,217	202,603
Mirvac Group	78,026	94,245
National Australia Bank, Ltd.	106,251	2,236,951
Newcrest Mining, Ltd. (b)	37,705	336,275
Orica, Ltd. (a)	13,222	139,649
Origin Energy, Ltd. (c)	81,252	316,108
Orora, Ltd.	81,632	132,423
OZ Minerals, Ltd.	20,741	48,211
Perpetual, Ltd. (a)	13,148	366,004
QBE Insurance Group, Ltd.	58,523	529,751
Ramsay Health Care, Ltd.	5,581	229,159
REA Group, Ltd. (a)	2,272	70,713
Recall Holdings, Ltd.	24,901	127,828
Rio Tinto, Ltd.	25,790	880,196
Santos, Ltd. (a)	68,020	190,113
Scentre Group	177,233	485,401
Seek, Ltd. (a)	15,333	129,211
Sonic Healthcare, Ltd.	53,403	684,416
South32, Ltd. (b)(d)	81,578	78,158
South32, Ltd. (a)(b)(d)	136,976	131,301
Stockland	41,408	111,953
Suncorp Group, Ltd.	55,695	476,773
Sydney Airport	47,009	196,752
Tatts Group, Ltd.	249,463	658,697
Telstra Corp., Ltd.	187,740	739,625
TPG Telecom, Ltd.	15,698	119,720
Transurban Group	58,350	407,304
Treasury Wine Estates, Ltd.	47,868	220,517
Wesfarmers, Ltd.	51,214	1,410,549
Westfield Corp.	87,403	611,946
Westpac Banking Corp.	138,904	2,897,097
Woodside Petroleum, Ltd.	39,760	807,768
Woolworths, Ltd. (a)	69,973	1,220,602
WorleyParsons, Ltd. (a)	21,434	88,958

		38,083,088

AUSTRIA — 0.2%
Andritz AG	1,547	69,488
Erste Group Bank AG (b)	15,262	441,919
OMV AG	15,171	367,989
Voestalpine AG	13,512	463,041

		1,342,437

BELGIUM — 1.2%
Aedifica SA	2,500	148,405
Ageas	20,017	820,135
Anheuser-Busch InBev SA	38,347	4,063,034
Bekaert SA (a)	4,242	111,394
Delhaize Group	7,316	645,969
Gimv NV	804	36,608
Groupe Bruxelles Lambert SA	3,492	262,760
KBC Groep NV	14,620	919,934
Proximus	6,146	211,714
Solvay SA	2,567	261,383
UCB SA	10,095	787,108
Umicore SA	4,363	167,754

		8,436,198

CANADA — 7.4%
AGF Management, Ltd. (a)	28,712	113,289
Agnico-Eagle Mines, Ltd.	9,870	249,051
Agrium, Inc. (a)	10,550	941,135
Alamos Gold, Inc. (Class A)	10,575	38,965
Alimentation Couche-Tard, Inc. (Class B)	18,182	832,274
Amaya, Inc. (a)(b)	7,994	145,069
ARC Resources, Ltd. (a)	16,084	211,622
Argonaut Gold, Inc. (b)	15,079	15,296
Athabasca Oil Corp. (a)(b)	14,785	14,005
Avigilon Corp. (a)(b)	2,937	24,973
B2Gold Corp. (a)(b)	47,893	50,369
Badger Daylighting, Ltd. (a)	2,840	41,307
Bank of Montreal	26,017	1,412,335
Bank of Nova Scotia	51,630	2,265,528
Bankers Petroleum, Ltd. (b)	24,091	31,266
Barrick Gold Corp.	51,971	329,107
BCE, Inc.	11,814	481,301

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

BlackBerry, Ltd. (a)(b)	27,854	$170,153
Bombardier, Inc. (Class B) (a)	103,495	128,915
Brookfield Asset Management, Inc. (Class A)	46,936	1,470,010
CAE, Inc.	12,441	131,212
Cameco Corp.	28,755	348,955
Canadian Energy Services & Technology Corp. (a)	13,512	62,183
Canadian Imperial Bank of Commerce (a)	19,167	1,370,726
Canadian National Railway Co.	34,562	1,953,538
Canadian Natural Resources, Ltd.	56,289	1,091,185
Canadian Oil Sands, Ltd. (a)	29,862	140,545
Canadian Pacific Railway, Ltd. (a)	8,584	1,226,359
Canadian Solar, Inc. (a)(b)	1,958	32,542
Canadian Tire Corp., Ltd. (Class A)	3,614	323,608
Canadian Western Bank (a)	19,117	334,943
CCL Industries, Inc. (Class B)	1,076	150,345
Cenovus Energy, Inc.	33,134	500,210
CGI Group, Inc. (Class A) (b)	18,310	660,318
CI Financial Corp.	10,400	235,041
Constellation Software, Inc.	875	365,056
Crescent Point Energy Corp. (a)	30,680	349,432
CT Real Estate Investment Trust	12,572	120,591
Detour Gold Corp. (b)	8,323	88,339
Dollarama, Inc.	2,958	198,855
Eldorado Gold Corp.	28,470	90,887
Element Financial Corp. (b)	16,600	225,593
Emera, Inc.	6,300	208,026
Enbridge, Inc.	38,143	1,409,701
Encana Corp.	40,676	260,615
Enerplus Corp. (a)	6,756	32,755
Exchange Income Corp. (a)	6,168	111,794
Fairfax Financial Holdings, Ltd.	1,644	745,226
Finning International, Inc. (a)	5,979	87,319
Firm Capital Mortgage Investment Corp. (a)	25,074	231,533
First Majestic Silver Corp. (a)(b)	11,848	37,735
First Quantum Minerals, Ltd. (a)	37,687	137,458
Fortis, Inc.	10,754	306,169
Franco-Nevada Corp. (a)	7,344	322,146
Gildan Activewear, Inc.	10,009	300,710
Goldcorp, Inc. (a)	40,416	504,333
Gran Tierra Energy, Inc. (b)	21,542	45,954
Great-West Lifeco, Inc.	13,077	311,831
HNZ Group, Inc.	8,323	102,307
Home Capital Group, Inc. (a)	2,929	69,975
Husky Energy, Inc. (a)	29,822	462,889
IAMGOLD Corp. (b)	36,398	59,184
Imperial Oil, Ltd. (a)	25,969	818,952
Innergex Renewable Energy, Inc. (a)	21,743	169,474
Intact Financial Corp.	6,076	424,735
Inter Pipeline, Ltd.	14,500	266,271
InterOil Corp. (a)(b)	1,958	66,004
K-Bro Linen, Inc.	5,979	211,831
Keyera Corp. (a)	7,400	202,842
Kinross Gold Corp. (b)	47,301	81,852
Linamar Corp.	2,155	112,435
Loblaw Cos., Ltd.	10,072	516,183
Lundin Mining Corp. (b)	31,837	89,524
MacDonald, Dettwiler & Associates, Ltd.	1,958	105,998
Magna International, Inc.	16,920	807,824
Manulife Financial Corp.	89,572	1,378,956
Methanex Corp.	3,622	119,464
Metro, Inc., (Class A)	10,600	287,474
National Bank of Canada (a)	16,135	512,681
New Gold, Inc. (b)	25,766	57,847
Onex Corp.	3,500	201,093
Open Text Corp.	4,706	209,764
Pacific Exploration and Production Corp. (a)	15,053	33,459
Parex Resources, Inc. (b)	15,672	108,127
Pembina Pipeline Corp. (a)	13,270	317,819
Pengrowth Energy Corp. (a)	19,785	16,823
Penn West Petroleum, Ltd. (a)	22,011	9,851
Peyto Exploration & Development Corp. (a)	5,680	117,565
Potash Corp. of Saskatchewan, Inc.	46,180	944,818
Power Corp. of Canada	16,084	331,949
Power Financial Corp. (a)	13,397	305,772
Precision Drilling Corp. (a)	13,329	49,113
Pure Industrial Real Estate Trust	36,234	119,996
Redknee Solutions, Inc. (a)(b)	20,554	59,024
Restaurant Brands International, Inc. (a)	7,470	267,665
Richelieu Hardware, Ltd.	774	38,437
Rogers Communications, Inc. (Class B)	24,303	833,484
Royal Bank of Canada (a)	68,519	3,771,177
Russel Metals, Inc.	28,470	458,892
Saputo, Inc.	11,325	247,499
Secure Energy Services, Inc. (a)	8,231	55,131
SEMAFO, Inc. (a)(b)	19,882	42,857
Shaw Communications, Inc. (Class B) (a)	35,115	676,789
Sherritt International Corp. (a)	40,899	22,879
Silver Wheaton Corp.	17,190	205,659
Sirius XM Canada Holdings, Inc. (a)	546	2,008
SNC-Lavalin Group, Inc. (a)	8,573	242,860
Stantec, Inc. (a)	3,328	72,433
Sun Life Financial, Inc. (a)	33,293	1,068,793
Suncor Energy, Inc.	78,377	2,086,429
Tahoe Resources, Inc.	6,168	47,432
Teck Resources, Ltd. (Class B) (a)	30,580	145,293
TELUS Corp.	20,274	635,878
Thomson Reuters Corp.	18,270	730,964
TMX Group, Ltd.	2,112	73,818
Toronto-Dominion Bank	84,823	3,327,881
Tourmaline Oil Corp. (b)	5,483	127,066
TransCanada Corp. (a)	38,215	1,202,859
Trinidad Drilling, Ltd. (a)	9,804	16,161
Turquoise Hill Resources, Ltd. (b)	41,050	104,409
Valeant Pharmaceuticals International, Inc. (b)	14,509	2,577,791
West Fraser Timber Co., Ltd.	1,782	56,356
Yamana Gold, Inc. (a)	50,385	84,557
Yellow Pages, Ltd. (b)	4,854	57,711

		53,050,781

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

CHINA — 0.3%
China Everbright Water, Ltd. (a)(b)	105,400	$44,846
Dah Sing Banking Group, Ltd. (a)	123,725	227,014
Dah Sing Financial Holdings, Ltd.	62,085	338,862
ENN Energy Holdings, Ltd. (a)	38,000	182,154
Hongkong Land Holdings, Ltd.	96,400	637,204
Sino Land Co., Ltd.	332,897	504,282

		1,934,362

DENMARK — 1.5%
AP Moeller — Maersk A/S (Class B)	561	862,076
Carlsberg A/S (Class B)	2,311	177,217
Chr Hansen Holding A/S	4,167	232,565
Coloplast A/S (Class B)	3,736	264,244
Danske Bank A/S	43,172	1,301,636
DSV A/S	7,575	282,564
FLSmidth & Co. A/S (a)	7,919	262,456
Genmab A/S (b)	2,311	211,451
GN Store Nord A/S	24,509	439,701
Jyske Bank A/S (b)	2,026	111,891
Novo Nordisk A/S (Class B)	84,478	4,527,740
Novozymes A/S (Class B)	9,427	410,326
Pandora A/S	5,294	617,069
SimCorp A/S	11,093	557,700
TDC A/S	11,260	57,907
Vestas Wind Systems A/S	11,644	603,869

		10,920,412

FINLAND — 0.9%
Amer Sports Oyj	5,805	147,351
Caverion Corp.	11,306	112,826
Elisa Oyj (a)	6,574	221,761
Fortum Oyj	19,340	285,613
Kemira Oyj (a)	18,387	211,813
Kesko Oyj (Class B)	3,234	114,291
Kone Oyj (Class B) (a)	16,528	627,279
Konecranes Oyj (a)	2,967	74,054
Lassila & Tikanoja Oyj	1,598	32,054
Metso Oyj	11,867	246,253
Neste Oyj (a)	10,538	241,966
Nokia Oyj	170,636	1,162,834
Sampo Oyj (Class A)	26,252	1,268,268
Sanoma Oyj (a)	16,174	59,651
Stockmann Oyj Abp (Class B) (a)(b)	16,929	131,617
Stora Enso Oyj	35,907	270,748
Tikkurila Oyj	7,923	131,334
UPM-Kymmene Oyj	29,794	445,651
Valmet Oyj	11,621	112,337
Wartsila Oyj Abp	8,665	343,076
YIT Oyj (a)	16,734	91,417

		6,332,194

FRANCE — 7.6%
Accor SA	14,985	698,520
Air Liquide SA	14,115	1,664,607
Albioma SA	13,388	222,521
Alcatel-Lucent (b)	139,860	512,069
Alstom SA (a)(b)	13,238	407,917
Arkema SA	1,874	120,951
Atos SE	3,504	268,083
AXA SA	86,173	2,081,083
BNP Paribas SA	44,007	2,576,982
Bollore SA	22,422	108,874
Bourbon SA (a)	14,629	183,382
Bouygues SA	13,925	493,204
Bureau Veritas SA	9,606	201,962
Cap Gemini SA	12,257	1,089,351
Carrefour SA	36,786	1,085,689
Casino Guichard-Perrachon SA	6,000	318,131
CGG SA (a)(b)	14,581	50,114
Christian Dior SE	2,481	462,631
Compagnie de Saint-Gobain	28,274	1,221,720
Compagnie Generale des Etablissements Michelin	8,349	758,799
Credit Agricole SA	51,466	589,138
Danone SA	26,255	1,653,508
Dassault Systemes	4,426	326,074
Edenred	15,225	248,041
EDF SA	13,181	231,955
Engie (a)	69,990	1,128,144
Essilor International SA	8,581	1,043,103
Eutelsat Communications SA	3,534	108,088
Faurecia	2,380	73,776
Gecina SA	1,594	193,855
Groupe Eurotunnel SE	17,491	237,611
Hermes International	1,159	420,463
Iliad SA	951	191,610
Ingenico Group	2,136	257,029
Kering	4,964	808,995
Klepierre	8,165	369,033
L’Oreal SA	11,230	1,943,627
Lagardere SCA	13,332	368,177
Legrand SA	11,746	621,942
LVMH Moet Hennessy Louis Vuitton SE	12,374	2,102,258
Natixis SA	20,067	110,632
Nexans SA (b)	4,189	140,793
Numericable-SFR SAS (b)	9,320	429,454
Orange SA	89,593	1,352,110
Pernod Ricard SA	8,987	904,662
Peugeot SA (b)	19,647	295,081
Plastic Omnium SA	3,081	70,331
Publicis Groupe SA	13,663	930,025
Renault SA	10,972	783,839
Rexel SA	12,702	155,681
Safran SA	14,674	1,102,364
Sanofi	51,631	4,892,472
Schneider Electric SE (d)	23,747	1,325,644
Schneider Electric SE (d)	2,000	111,437
SCOR SE	7,851	280,832
Societe BIC SA	1,175	182,049
Societe Generale SA	35,706	1,588,294
Societe Television Francaise 1	5,088	71,277
Sodexo SA	4,341	358,577
Suez Environnement Co.	15,435	276,186
Technicolor SA	17,786	122,358
Technip SA	6,580	309,699
Thales SA	4,349	301,809
Total SA (a)	109,646	4,920,171

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

UBISOFT Entertainment (b)	6,794	$137,343
Unibail-Rodamco SE	4,182	1,079,744
Valeo SA	5,488	739,712
Vallourec SA (a)	8,215	72,590
Veolia Environnement SA	36,800	839,223
Vinci SA	20,177	1,277,255
Vivendi SA	54,163	1,277,508
Zodiac Aerospace	5,169	118,254

		54,000,423

GERMANY — 7.0%
Aareal Bank AG	2,157	76,470
adidas AG	12,492	1,004,121
Allianz SE	19,783	3,097,108
BASF SE	43,651	3,328,920
Bayer AG	35,797	4,573,237
Bayerische Motoren Werke AG	13,812	1,221,385
Bayerische Motoren Werke AG Preference Shares	2,349	160,812
Beiersdorf AG	4,314	381,243
Bilfinger SE (a)	5,754	212,598
Brenntag AG	6,688	359,575
Commerzbank AG (b)	39,531	415,760
Continental AG	4,741	1,006,036
Daimler AG	43,070	3,117,785
Deutsche Bank AG	56,447	1,516,625
Deutsche Boerse AG	11,683	1,004,559
Deutsche Lufthansa AG (b)	7,719	107,058
Deutsche Post AG	51,125	1,413,866
Deutsche Telekom AG	144,913	2,569,543
Deutsche Wohnen AG	14,551	387,953
DMG Mori AG	3,072	117,567
E.ON SE	87,191	747,179
Evonik Industries AG	5,245	175,144
Freenet AG	5,544	182,777
Fresenius Medical Care AG & Co. KGaA	13,629	1,062,197
Fresenius SE & Co. KGaA	17,111	1,146,009
Fuchs Petrolub SE Preference Shares	3,009	132,706
GEA Group AG	16,684	633,851
Hamborner REIT AG	16,247	156,874
Hannover Rueck SE	2,610	266,694
HeidelbergCement AG	6,101	417,195
Henkel AG & Co. KGaA	5,391	475,037
Henkel AG & Co. KGaA Preference Shares	8,503	872,931
Hochtief AG (a)	4,202	349,582
Hugo Boss AG	2,804	314,248
Infineon Technologies AG	48,819	547,939
K+S AG	9,079	303,273
Lanxess AG	3,961	184,884
LEG Immobilien AG (b)	2,522	207,789
Linde AG	7,790	1,260,425
MAN SE	4,062	413,338
Merck KGaA	8,973	792,174
Metro AG	7,015	193,335
MorphoSys AG (b)	937	62,348
MTU Aero Engines AG	1,641	136,998
Muenchener Rueckversicherungs- Gesellschaft AG	6,356	1,183,072
Norma Group SE	2,121	103,995
OHB SE (a)	4,488	88,422
OSRAM Licht AG	3,410	175,913
Porsche Automobil Holding SE Preference Shares	9,939	422,641
ProSiebenSat.1 Media SE	9,602	469,887
Puma AG Rudolf Dassler Sport (a)	1,700	351,060
Rheinmetall AG	1,847	112,941
RWE AG	23,262	263,557
Salzgitter AG (a)	4,405	109,110
SAP SE	47,468	3,070,547
Siemens AG	37,226	3,321,787
Symrise AG	5,282	317,147
Telefonica Deutschland Holding AG	21,890	133,438
ThyssenKrupp AG	22,307	390,435
TUI AG	20,568	379,472
United Internet AG	5,324	269,006
Volkswagen AG (a)	1,658	194,235
Volkswagen AG Preference Shares	6,871	749,718
Vonovia SE	19,164	614,907
Wincor Nixdorf AG	8,625	337,931
Wirecard AG	2,925	139,433

		50,305,802

HONG KONG — 2.7%
AIA Group, Ltd.	533,200	2,755,422
APT Satellite Holdings, Ltd.	152,000	131,209
Bank of East Asia, Ltd. (a)	206,476	692,689
Bloomage Biotechnology Corp., Ltd. (a)	24,147	36,516
BOC Hong Kong Holdings, Ltd.	159,500	468,207
Cheung Kong Infrastructure Holdings, Ltd. (a)	26,000	232,321
Cheung Kong Property Holdings, Ltd.	135,348	984,105
China Water Industry Group, Ltd. (a)(b)	760,000	144,154
Chong Hing Bank, Ltd.	1,385	2,881
CK Hutchison Holdings, Ltd.	135,348	1,749,907
CLP Holdings, Ltd.	138,500	1,182,157
Esprit Holdings, Ltd. (a)	153,019	113,727
Galaxy Entertainment Group, Ltd.	113,000	287,237
Hang Lung Group, Ltd.	129,000	437,765
Hang Lung Properties, Ltd.	238,000	533,117
Hang Seng Bank, Ltd.	32,200	578,350
HC International, Inc. (a)(b)	60,000	33,213
Henderson Land Development Co., Ltd.	58,300	346,789
HKT Trust/HKT, Ltd.	112,900	134,168
Hong Kong & China Gas Co., Ltd.	308,270	577,555
Hong Kong Exchanges and Clearing, Ltd.	51,426	1,173,169
Hopewell Highway Infrastructure, Ltd.	6,975	3,474
Hopewell Holdings	146,500	497,152
Hysan Development Co., Ltd.	26,841	111,519
Jardine Matheson Holdings, Ltd.	11,881	561,377
Jardine Strategic Holdings, Ltd.	4,000	107,360
Li & Fung, Ltd. (a)	396,000	301,980
Link REIT	113,351	621,598
Melco Crown Entertainment, Ltd. ADR	6,302	86,715

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Melco International Development, Ltd. (a)	34,000	$41,546
MTR Corp., Ltd.	62,000	268,798
New World Development Co., Ltd.	543,252	525,724
Noble Group, Ltd. (a)	215,000	62,751
Pacific Basin Shipping, Ltd. (a)	554,000	167,986
Power Assets Holdings, Ltd.	59,000	556,500
Sands China, Ltd.	110,000	330,707
SJM Holdings, Ltd. (a)	57,000	40,304
Sun Hung Kai Properties, Ltd.	78,509	1,018,078
Swire Pacific, Ltd. (Class A)	25,500	284,447
Techtronic Industries Co., Ltd.	57,000	210,347
Wharf Holdings, Ltd.	86,000	482,707
Wheelock & Co., Ltd.	140,000	605,157
Wynn Macau, Ltd. (a)	46,800	53,019

		19,533,904

IRELAND — 0.7%
Bank of Ireland (b)	1,167,825	453,647
C&C Group PLC	16,858	66,652
CRH PLC	41,601	1,091,272
DCC PLC	3,679	278,025
FleetMatics Group PLC (a)(b)	2,304	113,103
Glanbia PLC	5,298	98,407
Grafton Group PLC	9,371	94,750
Green REIT PLC	168,316	278,442
Greencore Group PLC	22,451	92,909
ICON PLC (a)(b)	2,622	186,083
Irish Bank Resolution Corp., Ltd. (b)(e)	5,635	0
James Hardie Industries PLC	18,036	215,825
Kerry Group PLC (Class A)	6,545	490,588
Kingspan Group PLC	18,014	433,230
Paddy Power PLC	1,268	146,070
Ryanair Holdings PLC ADR	5,461	427,596
Smurfit Kappa Group PLC	8,235	220,616
UDG Healthcare PLC	10,516	80,124

		4,767,339

ISRAEL — 0.7%
Bank Hapoalim BM	46,435	233,423
Bank Leumi Le-Israel BM (b)	60,818	226,853
Bezeq The Israeli Telecommunication Corp., Ltd.	91,372	174,601
Check Point Software Technologies, Ltd. (a)(b)	6,199	491,767
Evogene, Ltd. (b)	7,231	59,434
Israel Chemicals, Ltd.	18,909	97,221
Mazor Robotics, Ltd. (b)	6,689	36,300
NICE Systems, Ltd.	2,683	146,355
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,935	295,960
REIT 1, Ltd.	64,945	170,599
Shufersal, Ltd. (b)	99,919	237,215
Stratasys, Ltd. (a)(b)	2,009	53,218
Strauss Group, Ltd. (b)	28,565	383,035
Teva Pharmaceutical Industries, Ltd. ADR	46,186	2,607,662

		5,213,643

ITALY — 2.2%
A2A SpA	62,915	77,954
Assicurazioni Generali SpA	59,220	1,081,466
Atlantia SpA	17,532	489,056
Azimut Holding SpA	4,210	90,135
Banca Generali SpA	3,090	86,955
Banca IFIS SpA	8,263	191,758
Banca Monte dei Paschi di Siena SpA (b)	154,052	273,761
Banca Popolare dell’Emilia Romagna SC	22,857	188,039
Banca Popolare di Milano SCARL	263,475	259,694
Banca Popolare di Sondrio SCARL	31,491	143,912
Banco Popolare SC (b)	11,105	163,874
Biesse SpA	499	7,536
Brembo SpA	3,790	146,378
Cairo Communication SpA (a)	21,853	104,209
Credito Valtellinese SC (b)	64,968	83,834
Davide Campari-Milano SpA (a)	11,062	87,917
Enel SpA	305,293	1,359,043
ENI SpA	112,552	1,765,188
Esprinet SpA	17,193	142,018
Exor SpA	4,157	180,877
Falck Renewables SpA	5,055	6,263
Finmeccanica SpA (b)	33,276	415,645
Immobiliare Grande Distribuzione SpA	167,492	149,944
Interpump Group SpA	8,477	112,698
Intesa Sanpaolo SpA	581,273	2,047,757
Iren SpA	127,987	208,441
Luxottica Group SpA	6,043	418,221
Mediaset SpA	30,962	142,047
Mediobanca SpA	17,954	176,162
Pirelli & C. SpA	13,823	230,986
Prada SpA (a)	19,300	73,962
Prysmian SpA	7,752	159,651
Recordati SpA	6,705	154,404
Reply SpA	1,660	181,869
Saipem SpA (a)(b)	18,100	144,763
Salvatore Ferragamo SpA (a)	2,904	77,247
SAVE SpA	7,003	98,574
Snam SpA	92,438	474,027
Societa Cattolica di Assicurazioni SCRL	21,483	151,076
Sogefi SpA (b)	16,423	33,585
Telecom Italia SpA (b)(d)	618,516	760,841
Telecom Italia SpA (d)	260,862	267,019
Terna Rete Elettrica Nazionale SpA	60,632	294,139
UBI Banca SCpA (a)	37,715	266,910
UniCredit SpA	231,021	1,436,375
Unipol Gruppo Finanziario SpA	15,585	68,334
UnipolSai SpA	39,576	85,924
World Duty Free SpA (b)	5,463	62,383
Yoox SpA (b)	3,080	92,484
Zignago Vetro SpA	16,857	104,432

		15,819,767

JAPAN — 21.7%
Acom Co., Ltd. (a)(b)	25,000	127,124
Activia Properties, Inc.	20	83,664
Aderans Co., Ltd.	17,600	139,754

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Advance Residence Investment Corp.	38	$80,083
Advantest Corp. (a)	22,800	162,959
Aeon Co., Ltd. (a)	56,620	876,968
AEON Financial Service Co., Ltd.	3,500	68,851
AEON REIT Investment Corp.	80	84,298
Aisin Seiki Co., Ltd.	8,500	283,889
Ajinomoto Co., Inc.	22,000	461,988
Akita Bank, Ltd.	141,550	452,667
Alconix Corp. (a)	26,800	340,804
Alfresa Holdings Corp.	9,600	163,119
Alps Electric Co., Ltd. (a)	8,600	240,913
ANA Holdings, Inc.	36,000	100,517
Aomori Bank, Ltd.	10,101	32,387
Aoyama Trading Co., Ltd.	2,100	73,820
Aozora Bank, Ltd.	51,000	176,295
Asahi Glass Co., Ltd.	51,000	296,806
Asahi Group Holdings, Ltd.	33,036	1,067,502
Asahi Kasei Corp.	106,550	747,313
Asics Corp. (a)	9,000	213,268
Astellas Pharma, Inc.	128,100	1,652,524
Atom Corp. (a)	45,500	245,802
Awa Bank, Ltd.	11,550	66,350
Bandai Namco Holdings, Inc.	10,000	231,286
Bank of Iwate, Ltd. (a)	10,555	476,788
Bank of Kyoto, Ltd.	16,000	161,783
Bank of Okinawa, Ltd. (a)	12,055	496,735
Bank of Yokohama, Ltd.	54,550	329,810
Bridgestone Corp.	39,665	1,366,491
Brother Industries, Ltd.	8,800	105,366
Calbee, Inc.	3,700	119,096
Can Do Co., Ltd. (a)	5,300	67,486
Canon, Inc.	56,416	1,627,027
Casio Computer Co., Ltd. (a)	32,300	583,889
Central Japan Railway Co.	8,900	1,428,652
Chiba Bank, Ltd.	35,550	251,119
Chubu Electric Power Co., Inc.	42,465	624,397
Chugai Pharmaceutical Co., Ltd.	16,280	498,194
Chugoku Electric Power Co., Inc. (a)	6,100	83,887
COLOPL, Inc. (a)	2,000	31,996
Colowide Co., Ltd. (a)	2,400	33,626
COOKPAD, Inc. (a)	6,300	132,191
Credit Saison Co., Ltd. (a)	26,200	473,619
CyberAgent, Inc. (a)	2,900	112,838
Dai Nippon Printing Co., Ltd.	27,000	260,159
Dai-ichi Life Insurance Co., Ltd.	51,900	820,546
Daicel Corp.	11,700	142,825
Daifuku Co., Ltd. (a)	5,300	72,354
Daiichi Sankyo Co., Ltd. (a)	42,465	733,959
Daiken Medical Co., Ltd. (a)	13,400	110,319
Daikin Industries, Ltd.	18,010	1,003,922
Daisan Bank, Ltd.	7,651	11,435
Daishi Bank, Ltd.	15,176	71,087
Daito Trust Construction Co., Ltd.	5,355	542,140
Daiwa House Industry Co., Ltd.	29,800	733,399
Daiwa House REIT Investment Corp. (a)	10	36,697
Daiwa Securities Group, Inc.	109,550	704,051
Daiwahouse Residential Investment Corp. (a)	38	77,355
DeNA Co., Ltd. (a)	8,400	155,635
Denso Corp.	28,310	1,190,408
Dentsu, Inc.	9,600	490,561
Don Quijote Holdings Co., Ltd.	3,400	127,466
Dowa Holdings Co., Ltd. (a)	22,000	165,875
East Japan Railway Co.	17,000	1,427,253
Ebara Corp. (a)	19,000	69,803
Eighteenth Bank, Ltd.	8,251	25,422
Eisai Co., Ltd. (a)	14,251	836,509
Electric Power Development Co., Ltd.	5,500	167,390
Euglena Co., Ltd. (a)(b)	5,000	73,394
F@N Communications, Inc. (a)	8,200	53,678
FANUC Corp.	9,955	1,522,363
Fast Retailing Co., Ltd. (a)	2,600	1,052,678
Feed One Holdings Co., Ltd. (a)	211,900	253,010
Financial Products Group Co., Ltd. (a)	12,800	91,700
Foster Electric Co., Ltd.	15,800	314,113
Frontier Real Estate Investment Corp.	20	77,402
Fuji Heavy Industries, Ltd.	28,500	1,019,208
FUJIFILM Holdings Corp.	28,310	1,053,307
Fujitsu, Ltd.	102,513	443,811
Fukuoka Financial Group, Inc.	141,550	670,136
Fukuoka REIT Corp.	10	14,779
Furukawa Electric Co., Ltd.	110,550	173,535
GLP J-REIT (a)	155	148,186
GMO Internet, Inc.	3,500	45,122
GS Yuasa Corp. (a)	17,000	63,875
GungHo Online Entertainment, Inc. (a)	16,300	48,179
Gurunavi, Inc. (a)	6,000	98,593
Hankyu Hanshin Holdings, Inc.	55,513	338,367
Hankyu REIT, Inc.	178	187,415
Heiwa Real Estate REIT, Inc. (a)	407	298,033
Higo Bank, Ltd. (a)	9,550	70,410
Hino Motors, Ltd. (a)	9,300	94,192
Hirose Electric Co., Ltd. (a)	900	97,466
Hitachi Metals, Ltd.	11,300	130,488
Hitachi, Ltd.	245,475	1,231,628
Hokkoku Bank, Ltd.	141,550	572,039
Honda Motor Co., Ltd.	81,275	2,401,638
Hoya Corp.	31,506	1,026,743
Hulic Co., Ltd. (a)	14,800	133,091
Hyakugo Bank, Ltd.	10,550	50,651
Ibiden Co., Ltd. (a)	14,600	190,538
Ichigo Office REIT Investment	561	386,913
IHI Corp.	45,000	114,975
Iida Group Holdings Co., Ltd.	5,000	77,777
Industrial & Infrastructure Fund Investment Corp.	40	174,007
Infomart Corp.	12,400	139,774
Inpex Corp.	34,100	302,804
Intage Holdings, Inc.	10,800	153,751
Iriso Electronics Co., Ltd. (a)	2,200	95,520
Isetan Mitsukoshi Holdings, Ltd.	17,100	255,861
Isuzu Motors, Ltd.	60,300	601,666
ITOCHU Corp. (a)	104,250	1,094,597
Iwatani Corp. (a)	14,000	79,255
J Front Retailing Co., Ltd.	5,100	82,356
Jafco Co., Ltd.	2,100	82,411

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Japan Airlines Co., Ltd.	4,000	$140,776
Japan Airport Terminal Co., Ltd. (a)	4,800	205,603
Japan Digital Laboratory Co., Ltd.	19,420	267,062
Japan Excellent, Inc.	84	92,441
Japan Exchange Group, Inc.	27,600	400,294
Japan Hotel REIT Investment Corp.	979	623,702
Japan Logistics Fund, Inc.	37	66,453
Japan Prime Realty Investment Corp.	29	94,072
Japan Real Estate Investment Corp.	35	161,024
Japan Retail Fund Investment Corp.	47	90,888
Japan Tissue Engineering Co., Ltd. (a)(b)	2,200	17,249
Japan Tobacco, Inc.	56,000	1,727,717
JFE Holdings, Inc. (a)	28,310	369,343
JGC Corp. (a)	8,000	105,774
Joyo Bank, Ltd.	31,000	162,552
JSR Corp. (a)	23,700	339,971
JTEKT Corp.	10,500	145,886
JX Holdings, Inc. (a)	177,300	637,904
Kajima Corp.	102,475	541,616
Kakaku.com, Inc. (a)	11,900	192,165
Kaken Pharmaceutical Co., Ltd.	2,000	184,528
Kansai Electric Power Co., Inc. (b)	52,400	580,594
Kansai Paint Co., Ltd.	12,000	162,518
Kao Corp.	23,500	1,060,164
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	9,500	162,134
Kawasaki Heavy Industries, Ltd. (a)	46,000	157,859
KDDI Corp.	80,700	1,797,077
Keikyu Corp.	24,000	190,373
Keio Corp.	26,000	184,094
Keisei Electric Railway Co., Ltd.	15,000	163,946
Kenedix Office Investment Corp.	42	199,541
Kenedix, Inc. (a)	13,500	44,637
Keyence Corp.	2,000	888,406
Kikkoman Corp.	8,000	219,096
Kintetsu Group Holdings Co., Ltd. (a)	82,101	294,087
Kirin Holdings Co., Ltd.	26,800	350,314
Kiyo Bank, Ltd.	31,600	504,481
KNT-CT Holdings Co., Ltd. (b)	126,000	256,703
Kobe Steel, Ltd.	158,000	170,183
Koito Manufacturing Co., Ltd.	5,000	162,193
Komatsu, Ltd.	52,520	768,516
Konami Corp. (a)	4,300	92,739
Konica Minolta Holdings, Inc.	50,275	526,405
Kubota Corp.	78,550	1,072,672
Kuraray Co., Ltd.	15,400	191,078
Kurita Water Industries, Ltd.	14,910	315,343
Kyocera Corp.	25,000	1,139,732
Kyoritsu Maintenance Co., Ltd.	600	38,425
Kyoto Kimono Yuzen Co., Ltd.	22,500	187,868
Kyowa Hakko Kirin Co., Ltd.	11,000	163,303
Kyushu Electric Power Co., Inc. (a)(b)	17,900	194,447
Lawson, Inc.	3,000	220,682
Leopalace21 Corp. (a)(b)	1,600	7,428
LIXIL Group Corp. (a)	9,800	198,021
M3, Inc.	8,700	171,944
Makita Corp. (a)	5,600	295,980
Marubeni Corp. (a)	143,550	699,741
Matsuya Co., Ltd. (a)	26,200	377,583
Mazda Motor Corp.	20,200	317,088
MCUBS MidCity Investment Corp. REIT (a)	115	299,107
Medipal Holdings Corp.	30,599	483,135
MEIJI Holdings Co., Ltd.	5,200	379,476
Meiko Network Japan Co., Ltd. (a)	26,100	285,266
Milbon Co., Ltd.	12,100	399,578
Minebea Co., Ltd. (a)	16,000	168,463
MISUMI Group, Inc. (a)	51,400	527,455
Mitsubishi Chemical Holdings Corp.	66,300	343,942
Mitsubishi Corp.	83,138	1,356,073
Mitsubishi Electric Corp.	124,550	1,133,549
Mitsubishi Estate Co., Ltd.	56,925	1,157,607
Mitsubishi Gas Chemical Co., Inc.	15,000	68,885
Mitsubishi Heavy Industries, Ltd.	199,101	885,078
Mitsubishi Logistics Corp. (a)	9,000	103,853
Mitsubishi Materials Corp.	57,000	172,287
Mitsubishi Motors Corp.	42,300	322,111
Mitsubishi Tanabe Pharma Corp.	10,700	188,064
Mitsubishi UFJ Financial Group, Inc.	637,424	3,812,888
Mitsui & Co., Ltd. (a)	100,426	1,124,043
Mitsui Chemicals, Inc. (a)	111,550	354,866
Mitsui Fudosan Co., Ltd.	43,000	1,171,536
Mitsui OSK Lines, Ltd. (a)	118,550	283,099
Mizuho Financial Group, Inc. (a)	1,094,400	2,036,837
Mori Hills REIT Investment Corp.	60	70,488
MS&AD Insurance Group Holdings, Inc.	28,599	762,465
Murata Manufacturing Co., Ltd.	12,800	1,642,684
Musashino Bank, Ltd.	14,155	508,807
Nabtesco Corp.	5,200	94,348
Nachi-Fujikoshi Corp. (a)	15,000	61,871
Nagoya Railroad Co., Ltd.	40,000	156,640
Nanto Bank, Ltd. (a)	139,550	439,280
NEC Corp.	100,000	306,433
NGK Insulators, Ltd.	12,000	228,147
NGK Spark Plug Co., Ltd.	6,000	136,718
NH Foods, Ltd.	9,000	183,058
NHK Spring Co., Ltd.	10,300	99,332
Nidec Corp.	13,300	909,062
Nikon Corp. (a)	28,000	337,127
Nintendo Co., Ltd.	4,900	820,724
Nippon Accommodations Fund, Inc.	11	36,601
Nippon Building Fund, Inc.	38	183,710
Nippon Express Co., Ltd.	41,000	194,790
Nippon Paint Holdings Co., Ltd. (a)	9,700	168,544
Nippon Paper Industries Co., Ltd. (a)	4,200	63,930
Nippon Prologis REIT, Inc.	10	18,136
Nippon Steel & Sumitomo Metal Corp.	45,810	829,451
Nippon Suisan Kaisha, Ltd.	89,200	265,146
Nippon Telegraph & Telephone Corp.	29,000	1,011,664
Nippon Yusen K.K.	141,550	326,204
Nissan Motor Co., Ltd. (a)	113,141	1,033,493
Nissei ASB Machine Co., Ltd. (a)	4,300	84,553
Nissin Foods Holding Co., Ltd.	4,100	187,943
Nitori Holding Co., Ltd.	1,700	132,718
Nitto Denko Corp.	9,400	559,220

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Nomura Holdings, Inc.	183,285	$1,053,049
Nomura Real Estate Residential Fund, Inc. (a)	16	89,642
Nomura Research Institute, Ltd.	3,300	126,059
NSK, Ltd.	17,800	171,364
NTT Data Corp.	10,800	541,961
NTT DoCoMo, Inc. (a)	83,000	1,381,196
Obayashi Corp.	89,550	761,173
Odakyu Electric Railway Co., Ltd.	28,000	251,092
Ogaki Kyoritsu Bank, Ltd. (a)	141,550	555,492
OJI Paper Co., Ltd.	23,000	98,326
Oki Electric Industry Co., Ltd.	36,000	55,909
Olympus Corp.	15,000	465,286
Omron Corp.	9,300	278,383
Ono Pharmaceutical Co., Ltd.	4,700	554,511
Oriental Land Co., Ltd. (a)	12,000	668,209
ORIX Corp.	56,500	722,732
Orix JREIT, Inc.	81	109,497
Osaka Gas Co., Ltd.	90,000	340,417
Otsuka Holdings Co., Ltd.	24,100	766,274
Panasonic Corp.	113,450	1,140,042
Pigeon Corp.	10,100	234,695
Rakuten, Inc. (a)	30,400	386,838
Raysum Co., Ltd. (a)	3,300	29,180
Recruit Holdings Co., Ltd.	20,000	597,837
Renesas Electronics Corp. (a)(b)	10,500	55,321
Resona Holdings, Inc.	95,600	483,967
Ricoh Co., Ltd. (a)	26,600	267,521
Ringer Hut Co., Ltd.	900	19,418
Riso Kyoiku Co., Ltd. (a)(b)	19,706	38,173
Rock Field Co., Ltd. (a)	12,700	292,037
Rohm Co., Ltd.	5,700	251,768
Rohto Pharmaceutical Co., Ltd. (a)	5,901	90,315
Ryohin Keikaku Co., Ltd.	1,000	203,064
San-In Godo Bank, Ltd.	7,550	73,568
Sankyo Seiko Co., Ltd.	51,900	201,074
Sanrio Co., Ltd. (a)	3,900	105,995
Santen Pharmaceutical Co., Ltd.	17,900	238,985
Sawai Pharmaceutical Co., Ltd.	1,600	92,715
SBI Holdings, Inc.	9,100	101,892
Secom Co., Ltd.	14,348	858,855
Sega Sammy Holdings, Inc.	5,300	51,511
Seibu Holdings, Inc.	10,000	201,812
Seiko Epson Corp.	18,200	256,364
Seino Holdings Co., Ltd.	9,200	95,484
Sekisui Chemical Co., Ltd.	17,000	177,857
Sekisui House SI Residential Investment Corp. (a)	154	131,671
Sekisui House, Ltd.	28,000	436,021
Seria Co., Ltd.	1,900	93,600
Seven & i Holdings Co., Ltd.	42,328	1,924,048
Sharp Corp. (a)(b)	80,000	91,513
Shiga Bank, Ltd.	11,550	58,442
Shikoku Bank, Ltd.	9,101	19,226
Shikoku Electric Power Co., Inc. (a)	9,300	151,033
Shimadzu Corp.	12,000	171,837
Shimano, Inc.	3,700	517,163
Shimizu Corp.	31,513	269,439
Shin-Etsu Chemical Co., Ltd.	22,917	1,170,104
Shinsei Bank, Ltd. (a)	82,000	167,745
Shionogi & Co., Ltd.	13,900	496,159
Shiseido Co., Ltd. (a)	10,500	227,990
Shizuoka Bank, Ltd.	27,000	269,628
SMC Corp.	2,200	478,612
SMS Co., Ltd.	9,000	151,497
SoftBank Group Corp.	44,436	2,032,113
Sohgo Security Services Co., Ltd.	3,800	172,605
Sompo Japan Nipponkoa Holdings, Inc.	29,000	836,839
Sony Corp.	54,620	1,321,889
Square Enix Holdings Co., Ltd.	3,400	84,060
Stanley Electric Co., Ltd. (a)	24,373	483,329
Start Today Co., Ltd. (a)	2,700	88,824
Starts Proceed Investment Corp.	51	72,307
Sumitomo Chemical Co., Ltd.	141,550	711,503
Sumitomo Corp. (a)	75,775	728,867
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	52,838
Sumitomo Electric Industries, Ltd.	56,320	716,432
Sumitomo Heavy Industries, Ltd.	24,000	94,385
Sumitomo Metal Mining Co., Ltd.	24,000	270,931
Sumitomo Mitsui Financial Group, Inc.	62,300	2,347,076
Sumitomo Mitsui Trust Holdings, Inc.	242,550	885,829
Sumitomo Precision Products Co., Ltd. (a)	46,000	175,911
Sumitomo Realty & Development Co., Ltd.	20,000	633,073
Sun Corp. (a)	3,000	32,514
Sun Frontier Fudousan Co., Ltd. (a)	3,100	23,321
Suntory Beverage & Food, Ltd.	5,000	191,417
Suruga Bank, Ltd.	8,900	164,676
Suzuki Motor Corp.	19,400	593,185
Sysmex Corp.	5,800	304,129
T&D Holdings, Inc.	42,700	500,749
Tadano, Ltd.	6,000	66,180
Taiheiyo Cement Corp.	23,000	68,751
Taisei Corp.	86,438	561,506
Taiyo Yuden Co., Ltd. (a)	19,400	251,723
Takeda Pharmaceutical Co., Ltd. (a)	39,065	1,708,207
Takeuchi Manufacturing Co., Ltd.	16,600	288,298
TDK Corp.	11,255	632,456
Teijin, Ltd.	145,550	439,937
Temp Holdings Co., Ltd.	2,700	122,640
Terumo Corp.	28,600	804,759
THK Co., Ltd. (a)	5,400	85,397
Tobu Railway Co., Ltd.	47,000	201,319
Toho Bank, Ltd.	12,101	44,659
Tohoku Electric Power Co., Inc.	44,600	602,164
Tokio Marine Holdings, Inc.	42,465	1,574,997
Tokyo Dome Corp.	80,000	348,683
Tokyo Electric Power Co., Inc. (b)	56,975	379,151
Tokyo Electron, Ltd. (a)	10,655	499,455
Tokyo Gas Co., Ltd.	143,475	692,188
Tokyo Tatemono Co., Ltd.	8,300	98,479
Tokyu Corp.	50,550	369,317
Tokyu Fudosan Holdings Corp.	18,500	122,494
Toppan Printing Co., Ltd.	28,000	224,673

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Toray Industries, Inc. (a)	123,550	$1,063,067
Toshiba Corp. (a)(b)	240,513	603,266
TOTO, Ltd.	4,000	124,076
Toyo Suisan Kaisha, Ltd.	3,000	113,222
Toyo Tire & Rubber Co., Ltd. (a)	8,300	178,662
Toyota Industries Corp.	9,000	425,333
Toyota Motor Corp.	127,288	7,408,881
Toyota Tsusho Corp.	8,400	176,255
Trend Micro, Inc. (a)	4,500	158,373
Unicharm Corp. (a)	16,800	296,541
United Urban Investment Corp.	55	73,385
Usen Corp. (b)	32,930	82,212
USS Co., Ltd.	9,810	162,510
ValueCommerce Co., Ltd.	4,400	17,120
Warabeya Nichiyo Co., Ltd.	14,400	249,729
West Japan Railway Co.	8,300	518,451
Yahoo! Japan Corp.	48,200	182,714
Yakult Honsha Co., Ltd. (a)	4,200	208,308
Yamada Denki Co., Ltd. (a)	75,080	302,163
Yamagata Bank, Ltd. (a)	128,176	510,499
Yamaha Corp.	10,000	220,265
Yamaha Motor Co., Ltd.	11,100	221,601
Yamanashi Chuo Bank, Ltd.	7,550	39,274
Yamato Holdings Co., Ltd.	15,000	286,060
Yaskawa Electric Corp. (a)	9,900	100,186
Yokogawa Electric Corp. (a)	9,600	99,956
Zenrin Co., Ltd.	27,100	364,531

		155,394,309

LUXEMBOURG — 0.1%
ArcelorMittal (a)	35,149	182,796
SES SA	14,514	456,389
Tenaris SA (a)	16,150	193,435

		832,620

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	21,600	25,000

NETHERLANDS — 2.9%
Aegon NV	123,250	706,462
AerCap Holdings NV (b)	3,524	134,758
Airbus Group SE	26,931	1,590,565
Akzo Nobel NV	14,946	967,474
Altice NV (Class A) (b)	13,512	282,425
ASML Holding NV	22,280	1,943,842
CNH Industrial NV	42,962	279,345
Constellium NV (Class A) (a)(b)	3,496	21,186
Fiat Chrysler Automobiles NV (b)	46,088	597,285
Fugro NV (a)(b)	5,738	101,232
Gemalto NV (a)	3,100	200,736
Heineken Holding NV	4,115	292,276
Heineken NV	9,357	754,529
ING Groep NV	188,657	2,663,942
Koninklijke Ahold NV	36,119	701,933
Koninklijke DSM NV	11,978	550,795
Koninklijke KPN NV	197,364	736,708
Koninklijke Philips NV	53,468	1,256,042
Mobileye NV (b)	5,910	268,787
NXP Semiconductor NV (a)(b)	14,802	1,288,810
OCI NV (b)	1,714	43,775
PostNL NV (b)	33,974	123,555
QIAGEN NV (b)	10,377	266,822
Randstad Holding NV	2,770	164,526
RELX NV	45,315	736,992
SBM Offshore NV (a)(b)	17,941	226,301
TNT Express NV	29,714	226,141
Unilever NV	85,147	3,411,176
Wolters Kluwer NV (a)	13,058	400,985

		20,939,405

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	121,952	54,609
Air New Zealand, Ltd.	54,037	84,863
Auckland International Airport, Ltd.	22,663	70,748
Fisher & Paykel Healthcare Corp., Ltd.	104,713	475,593
Fletcher Building, Ltd.	15,324	66,659
Goodman Property Trust	100,031	74,228
Infratil, Ltd.	42,748	83,678
Kiwi Income Property Group, Ltd.	99,371	81,684
Property for Industry, Ltd.	98,055	92,834
Steel & Tube Holdings, Ltd.	63,850	109,056
Stride Property, Ltd. (a)	65,972	84,194
Vital Healthcare Property Trust	86,544	94,669
Xero, Ltd. (a)(b)	4,621	44,341

		1,417,156

NORWAY — 0.6%
Akastor ASA (a)(b)	5,977	7,708
Aker Solutions ASA	5,977	20,629
DnB ASA	51,773	671,896
DNO ASA (a)(b)	34,342	36,274
Norsk Hydro ASA	86,812	288,627
Opera Software ASA (a)	11,962	64,368
Orkla ASA	83,167	615,221
REC Silicon ASA (a)(b)	129,957	22,731
Schibsted ASA (Class A)	3,005	101,635
Schibsted ASA (Class B) (b)	2,900	91,454
Seadrill, Ltd. (a)(b)	8,424	49,033
Statoil ASA	58,690	853,860
Storebrand ASA (b)	48,135	157,440
Telenor ASA	44,118	821,846
TGS Nopec Geophysical Co. ASA (a)	4,889	90,157
Yara International ASA	14,542	578,782

		4,471,661

PAPUA NEW GUINEA — 0.0% (f)
Oil Search, Ltd.	50,632	254,939

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)(b)	1,957,088	95,030
EDP — Energias de Portugal SA	147,862	539,882
Galp Energia SGPS SA	18,027	177,059
Mota-Engil SGPS SA (a)	23,323	49,439
NOS SGPS SA	55,299	454,993
Pharol SGPS SA (b)	63,957	19,062

		1,335,465

SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	125,798	119,879
Ascendas Hospitality Trust	179,600	78,944
Ascendas REIT	89,800	147,783
Cache Logistics Trust (a)	144,000	98,235
CapitaLand, Ltd.	280,000	527,745

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

China New Town Development Co., Ltd. (b)	1,712,700	$61,430
City Developments, Ltd.	20,400	110,472
ComfortDelGro Corp., Ltd.	93,000	187,714
Cosco Corp. Singapore, Ltd. (a)(c)	563,700	148,666
Croesus Retail Trust	247,400	144,414
DBS Group Holdings, Ltd.	78,616	896,241
Flextronics International, Ltd. (a)(b)	59,052	622,408
Genting Singapore PLC (a)	568,900	290,071
Global Logistic Properties, Ltd.	75,000	107,602
IGG, Inc.	60,000	22,839
Jardine Cycle & Carriage, Ltd.	3,333	63,336
Keppel Corp., Ltd. (a)	149,175	711,306
Keppel REIT (a)	37,913	25,464
Lippo Malls Indonesia Retail Trust	840,800	189,223
Oversea-Chinese Banking Corp., Ltd. (a)	125,668	776,863
Oxley Holdings, Ltd. (a)	172,400	47,892
SembCorp Industries, Ltd. (a)	38,600	93,928
Singapore Airlines, Ltd.	20,200	152,008
Singapore Exchange, Ltd. (a)	36,000	177,987
Singapore Press Holdings, Ltd.	69,000	186,342
Singapore Telecommunications, Ltd.	335,400	849,174
Sino Grandness Food Industry Group, Ltd. (a)(b)	216,000	44,813
Soilbuild Business Space REIT	216,000	122,287
Tiger Airways Holdings, Ltd. (a)(b)	581,449	122,677
United Overseas Bank, Ltd.	49,212	642,016
UOL Group, Ltd.	27,428	115,931
Wilmar International, Ltd.	139,000	251,234

		8,136,924

SOUTH KOREA — 4.3%
AmorePacific Corp.	1,140	370,286
Asiana Airlines, Inc. (b)	34,506	153,709
Bioland, Ltd. (a)	11,994	246,397
BNK Financial Group, Inc.	11,512	133,059
Celltrion, Inc. (a)(b)	3,633	208,117
CJ CGV Co., Ltd. (a)	5,048	447,178
Coway Co., Ltd.	1,758	124,141
Credu Corp.	5,944	299,883
Crown Confectionery Co., Ltd.	682	457,429
Dae Han Flour Mills Co., Ltd.	1,909	339,023
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,914	21,034
Digitech Systems Co., Ltd. (b)(e)	19,094	0
Dongkuk Industries Co., Ltd.	68,776	199,023
Dongwon F&B Co., Ltd.	996	337,378
Dongwon Industries Co., Ltd. (a)	1,110	331,043
DY Corp.	10,170	49,936
E-Mart Co., Ltd.	769	149,544
Genic Co., Ltd. (a)(b)	6,445	222,391
GS Home Shopping, Inc.	995	159,495
Hana Financial Group, Inc.	11,200	249,456
Hana Tour Service, Inc.	3,446	421,556
Hancom, Inc.	8,110	163,527
Hankook Shell Oil Co., Ltd.	403	175,439
Hankook Tire Co., Ltd.	1,846	61,674
Hanssem Co., Ltd.	2,051	494,019
Harim Co., Ltd. (a)(b)	30,567	102,122
Hotel Shilla Co., Ltd. (a)	4,112	398,954
Huons Co., Ltd.	4,118	312,333
Hyundai Elevator Co., Ltd. (b)	2,773	119,782
Hyundai Engineering Plastics Co., Ltd. (a)	48,129	369,505
Hyundai Glovis Co., Ltd.	668	126,240
Hyundai Heavy Industries Co., Ltd. (b)	1,727	140,602
Hyundai Hy Communications & Networks Co., Ltd.	48,511	143,654
Hyundai Mobis Co., Ltd.	2,601	507,999
Hyundai Motor Co.	6,579	910,281
Hyundai Motor Co. Preference Shares	1,111	106,854
Hyundai Securities Co., Ltd.	53,063	339,786
Hyundai Steel Co.	2,306	100,193
INFINITT Co., Ltd. (a)(b)	16,576	142,643
Interpark Holdings Corp.	10,831	116,507
Jenax, Inc. (a)(b)	17,421	191,803
JoyCity Corp. (a)(b)	3,853	78,016
Kangwon Land, Inc.	4,005	142,927
KB Capital Co., Ltd.	4,973	98,805
KB Financial Group, Inc.	14,572	433,361
KCC Corp.	186	64,809
Kia Motors Corp.	9,499	429,551
KIWOOM Securities Co., Ltd.	7,523	359,235
Koh Young Technology, Inc.	12,625	365,340
Korea Electric Power Corp. ADR (a)	32,437	664,634
Korea Zinc Co., Ltd.	655	257,237
Korean Air Lines Co., Ltd. (b)	3,013	79,691
KT Corp. ADR (a)(b)	30,481	398,387
KT&G Corp.	4,619	434,505
Ktis Corp. (a)	27,341	126,867
KyungDong City Gas Co., Ltd.	1,768	161,093
LG Chem, Ltd.	1,893	455,962
LG Chem, Ltd. Preference Shares	825	132,245
LG Display Co., Ltd.	9,600	183,447
LG Display Co., Ltd. ADR	42,384	402,648
LG Electronics, Inc.	5,434	209,282
LG Household & Health Care, Ltd.	439	316,296
LG Uplus Corp.	10,163	103,748
Lotte Chemical Corp.	623	141,913
Lotte Food Co., Ltd.	416	368,163
Lotte Shopping Co., Ltd.	234	56,363
Medy-Tox, Inc.	769	276,575
Modetour Network, Inc. (a)	11,678	377,838
Muhak Co., Ltd. (b)	10,135	402,305
NAVER Corp.	1,373	594,237
NCSoft Corp.	728	116,082
Nexon GT Co., Ltd. (b)	9,791	96,233
NHN Entertainment Corp. (a)(b)	555	30,201
OCI Co., Ltd. (a)	649	45,117
Orion Corp.	136	108,084
Ottogi Corp.	357	312,936
POSCO ADR	20,835	729,642
S-1 Corp.	1,666	131,138
Sajo Industries Co., Ltd. (a)(b)	6,566	437,623
Samchuly Bicycle Co., Ltd. (a)	6,878	119,537
Samsung C&T Corp. (b)	4,026	497,603
Samsung Electronics Co., Ltd. GDR	12,045	5,691,263
Samsung Engineering Co., Ltd. (b)	1,351	34,764

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Samsung Fire & Marine Insurance Co., Ltd.	1,197	$282,764
Samsung Heavy Industries Co., Ltd.	6,627	68,769
Samsung Life Insurance Co., Ltd.	3,505	292,453
Samsung SDI Co., Ltd.	1,361	124,583
Samsung SDS Co., Ltd.	1,640	398,481
Shinhan Financial Group Co., Ltd.	18,093	631,950
Shinsegae Food Co., Ltd.	2,500	421,834
SK Holdings Co., Ltd.	714	146,981
SK Hynix, Inc.	22,248	629,731
SK Innovation Co., Ltd. (b)	5,198	429,768
SK Telecom Co., Ltd. ADR	25,408	619,955
Woori Bank	7,947	62,956

		30,519,923

SPAIN — 2.9%
Abengoa SA (Class A) (a)	15,182	22,167
Abertis Infraestructuras SA	20,207	318,717
Acciona SA	3,509	247,941
Acerinox SA (a)	29,367	261,657
ACS, Actividades de Construccion y Servicios SA	18,041	517,453
Aena SA (b)(g)	3,182	350,751
Amadeus IT Holding SA (Class A)	19,375	826,705
Atresmedia Corp. de Medios de Comunicaion SA	9,890	125,522
Banco Bilbao Vizcaya Argentaria SA	275,668	2,332,474
Banco de Sabadell SA (a)	198,363	363,576
Banco Popular Espanol SA (a)	79,143	287,911
Banco Santander SA	618,069	3,272,977
Bankia SA (a)	129,387	167,248
Bankinter SA (a)	35,529	260,640
CaixaBank SA (b)	43,989	169,160
Distribuidora Internacional de Alimentacion SA (a)(b)	33,232	200,425
Ebro Puleva SA	4,465	87,445
Enagas SA	9,818	280,778
Endesa SA	13,750	289,164
Faes Farma SA	105,715	277,310
Ferrovial SA	18,245	434,610
Gamesa Corp. Tecnologica SA	25,905	357,986
Gas Natural SDG SA	15,595	303,420
Grifols SA (a)	8,870	365,302
Grifols SA Preference Shares (Class B)	5,620	173,081
Iberdrola SA	280,657	1,863,096
Indra Sistemas SA (a)(b)	21,652	224,095
Industria de Diseno Textil SA	48,570	1,622,692
International Consolidated Airlines Group SA (b)	29,212	260,183
Let’s GOWEX SA (a)(b)(e)	4,019	0
Mediaset Espana Comunicacion SA	41,454	451,717
NH Hotel Group SA (b)	36,812	196,417
Red Electrica Corp. SA	4,685	387,725
Repsol SA	54,994	639,039
Sacyr SA (a)	21,770	47,994
Telefonica SA	188,499	2,278,761
Zeltia SA (b)	45,723	171,744

		20,437,883

SWEDEN — 2.8%
AddTech AB (Class B)	8,497	120,560
Alfa Laval AB (a)	36,064	588,665
Assa Abloy AB (Class B)	42,931	767,297
Atlas Copco AB (Class A)	28,253	677,435
Atlas Copco AB (Class B)	17,301	385,748
Bilia AB (Class A)	6,506	129,933
BillerudKorsnas AB	7,689	110,288
Boliden AB	32,569	507,929
Concentric AB	7,153	82,941
Electrolux AB (Series B)	20,908	588,322
Elekta AB (Class B)	11,303	74,998
Getinge AB (Class B)	3,843	85,410
Great Portland Estates PLC	14,888	192,816
Hennes & Mauritz AB (Class B)	44,147	1,609,116
Hexagon AB, (Class B)	8,730	265,739
Hexpol AB	13,548	151,035
Husqvarna AB (Class B)	17,802	116,316
ICA Gruppen AB (a)	3,346	112,902
Industrivarden AB (Class A)	8,400	158,745
Industrivarden AB (Class C)	7,082	123,958
Investor AB (Class A)	5,800	192,110
Investor AB (Class B)	16,081	550,474
JM AB	3,585	96,090
Karo Bio AB (b)	40,676	220,669
Kinnevik Investment AB (Class B)	13,971	397,955
KNOW IT AB	16,582	101,326
Lagercrantz Group AB (Class B)	7,353	167,013
Lundin Petroleum AB (Class B) (a)(b)	9,865	126,796
Meda AB (Class A)	9,521	135,543
NetEnt AB (b)	10,252	569,009
Nibe Industrier AB (Class B) (a)	3,564	104,068
Nordea Bank AB	138,071	1,534,296
Opus Group AB (a)	63,771	46,001
Orexo AB (a)(b)	4,775	34,018
Qliro Group AB (a)(b)	49,836	62,391
Saab AB	4,321	115,405
Sandvik AB	66,639	565,717
Securitas AB (Class B)	13,856	168,676
Skandinaviska Enskilda Banken AB (Class A)	75,223	801,375
Skanska AB (Class B)	17,316	338,390
SKF AB (Class A)	11,367	207,497
Svenska Cellulosa AB (Class B)	21,339	594,853
Svenska Handelsbanken AB (Class A)	64,455	921,439
Swedbank AB (Class A)	44,593	983,093
Swedish Match AB	6,851	206,419
Swedish Orphan Biovitrum AB (a)(b)	9,544	125,629
Tele2 AB (Class B)	33,783	328,080
Telefonaktiebolaget LM Ericsson (Class B)	163,518	1,602,611
TeliaSonera AB	109,723	589,233
Tethys Oil AB	13,360	70,726
Trelleborg AB (Class B)	10,487	165,550
Volvo AB (Class A) (a)	97,402	927,909

		19,900,514

SWITZERLAND — 7.7%
ABB, Ltd. (b)	86,717	1,528,264

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Actelion, Ltd. (b)	4,647	$588,306
Adecco SA (b)	12,969	945,698
Aryzta AG (b)	1,632	68,931
Baloise Holding AG	2,164	247,384
Chocoladefabriken Lindt & Spruengli AG (d)	42	245,655
Chocoladefabriken Lindt & Spruengli AG (d)	2	141,511
Cie Financiere Richemont SA	22,597	1,750,683
Clariant AG (b)	12,357	207,531
Coca-Cola HBC AG (b)	7,531	159,364
Comet Holding AG (a)(b)	227	156,468
Credit Suisse Group AG (b)	62,413	1,495,970
Galenica AG	163	207,024
Geberit AG	1,662	506,373
Givaudan SA (b)	400	648,859
Julius Baer Group, Ltd. (b)	14,258	645,265
Kuehne + Nagel International AG	5,223	669,245
LafargeHolcim, Ltd. (b)(d)	9,294	483,656
LafargeHolcim, Ltd. (b)(d)	16,312	852,244
Leonteq AG (b)	1,984	349,449
Logitech International SA (a)	7,277	94,584
Lonza Group AG (b)	2,291	299,652
Meyer Burger Technology AG (a)(b)	5,398	34,583
Nestle SA	138,021	10,346,984
Novartis AG	118,734	10,863,596
Partners Group Holding AG	474	160,207
PSP Swiss Property AG (b)	1,692	138,705
Roche Holding AG	31,596	8,310,482
Schindler Holding AG	1,931	276,676
SGS SA	484	842,084
Sika AG	93	286,395
Sonova Holding AG	2,443	313,532
STMicroelectronics NV (a)	35,364	240,403
Sulzer AG (a)	3,638	355,572
Swatch Group AG (d)	2,545	940,277
Swatch Group AG (d)	2,524	181,467
Swiss Life Holding AG (b)	1,389	309,046
Swiss Prime Site AG (b)	3,015	219,699
Swiss Re AG	15,131	1,294,598
Swisscom AG	1,099	546,857
Syngenta AG	5,026	1,605,378
Temenos Group AG (b)	4,177	170,996
U-Blox AG (a)(b)	790	158,550
UBS Group AG	170,412	3,141,050
Youlchon Chemical Co., Ltd.	10,153	106,644
Zurich Insurance Group AG (b)	7,351	1,799,569

		54,935,466

UNITED KINGDOM — 17.2%
3i Group PLC	89,635	633,117
Aberdeen Asset Management PLC	48,394	217,349
Admiral Group PLC	10,616	241,530
Afren PLC (a)(b)(d)	55,933	0
Aggreko PLC	9,386	135,208
Amec Foster Wheeler PLC	39,393	427,539
Amlin PLC	21,511	213,913
Anglo American PLC	67,127	560,158
Antofagasta PLC	14,817	112,153
ARM Holdings PLC	55,910	802,435
Ashtead Group PLC	18,934	266,727
Associated British Foods PLC	11,787	596,336
AstraZeneca PLC	58,612	3,712,441
Aviva PLC	219,794	1,504,857
Avon Rubber PLC	19,837	274,640
Babcock International Group PLC	22,360	309,062
BAE Systems PLC	188,909	1,281,093
Balfour Beatty PLC	115,961	441,765
Barclays PLC	724,689	2,680,090
Barratt Developments PLC	69,513	678,625
BBA Aviation PLC	23,075	93,569
Bellway PLC	4,388	165,238
Berkeley Group Holdings PLC	4,596	232,524
BG Group PLC	157,793	2,273,051
BHP Billiton PLC	81,578	1,241,881
Big Yellow Group PLC	12,032	131,952
Booker Group PLC	71,866	201,280
BP PLC	868,492	4,393,931
British American Tobacco PLC	84,053	4,638,241
British Land Co. PLC	74,164	941,970
Britvic PLC	9,320	95,787
BT Group PLC	407,492	2,589,975
BTG PLC (b)	16,314	161,367
Bunzl PLC	14,342	384,524
Burberry Group PLC	23,699	491,085
Cable & Wireless Communications PLC	195,260	163,857
Cairn Energy PLC (b)	18,894	40,068
Capita PLC	40,252	730,441
Capital & Counties Properties PLC	32,176	211,672
Carnival PLC	13,716	711,173
Centamin PLC	98,231	90,765
Centrica PLC	269,487	935,607
Cobham PLC	35,952	155,587
Compass Group PLC	75,083	1,197,598
Croda International PLC	3,247	133,239
Daily Mail & General Trust PLC	9,812	111,991
Darty PLC	38,578	56,391
Derwent London PLC	4,846	267,120
Diageo PLC	117,282	3,145,344
Dialog Semiconductor PLC (b)	3,371	134,598
Direct Line Insurance Group PLC	61,812	351,018
Dixons Carphone PLC	43,838	281,817
Drax Group PLC	16,589	61,313
DS Smith PLC	23,815	142,095
easyJet PLC	10,835	291,647
Experian PLC	47,857	766,959
FirstGroup PLC (b)	149,369	221,053
Foxtons Group PLC	15,729	56,514
Fresnillo PLC	8,542	76,534
G4S PLC	156,527	546,988
GKN PLC	74,063	300,661
GlaxoSmithKline PLC	224,678	4,308,590
Glencore PLC (b)	493,270	684,044
Halma PLC	16,358	178,775
Hammerson PLC	32,036	302,563
Hansteen Holdings PLC	57,147	104,482
Hargreaves Lansdown PLC	8,483	155,095
Hays PLC	264,844	614,997

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Henderson Group PLC	46,626	$183,771
Hikma Pharmaceuticals PLC	6,012	207,632
HomeServe PLC	17,285	106,248
Howden Joinery Group PLC	25,643	188,970
HSBC Holdings PLC	884,924	6,684,767
ICAP PLC	68,917	477,280
IMI PLC	9,970	143,243
Imperial Tobacco Group PLC	41,259	2,133,025
Inchcape PLC	17,909	195,048
Indivior PLC	34,713	119,150
Informa PLC	26,891	228,717
Inmarsat PLC	13,234	196,854
InterContinental Hotels Group PLC	11,214	387,969
International Personal Finance PLC	14,468	85,032
Intertek Group PLC	7,232	266,308
Investec PLC	24,364	186,557
IP Group PLC (b)	30,189	105,176
ITV PLC	156,829	584,389
J Sainsbury PLC (a)	105,567	417,359
John Wood Group PLC	15,265	142,204
Johnson Matthey PLC	4,914	182,216
Keller Group PLC	4,331	56,714
Kingfisher PLC	167,751	911,205
Land Securities Group PLC	56,365	1,074,920
Legal & General Group PLC	382,753	1,380,444
Lloyds Banking Group PLC	2,527,384	2,877,391
London Stock Exchange Group PLC	10,320	378,143
Lonmin PLC (a)(b)	19,832	4,882
Man Group PLC	118,046	273,937
Marks & Spencer Group PLC	107,563	816,285
Meggitt PLC	27,060	195,190
Mondi PLC	31,246	654,572
National Grid PLC	179,413	2,497,256
Next PLC	9,161	1,056,011
Ocado Group PLC (b)	17,099	82,882
Old Mutual PLC	322,817	924,674
Ophir Energy PLC (b)	25,367	34,525
Pace PLC	15,033	82,090
Pearson PLC	51,081	872,016
Pennon Group PLC	17,810	209,617
Persimmon PLC (b)	22,745	691,816
Petrofac, Ltd.	10,237	119,090
Provident Financial PLC	2,837	134,937
Prudential PLC	133,458	2,817,037
Randgold Resources, Ltd.	7,348	429,855
Reckitt Benckiser Group PLC	28,376	2,573,365
RELX PLC	52,378	898,124
Rentokil Initial PLC	297,516	662,924
Rexam PLC	31,556	250,230
Rightmove PLC	4,395	242,859
Rio Tinto PLC	59,328	1,986,062
Rolls-Royce Holdings PLC (b)	93,349	957,281
Royal Bank of Scotland Group PLC (b)	75,276	359,177
Royal Dutch Shell PLC (Class A)	177,933	4,188,403
Royal Dutch Shell PLC (Class B)	109,450	2,591,288
Royal Mail PLC	19,596	136,186
RSA Insurance Group PLC	63,278	385,989
SABMiller PLC	47,727	2,701,644
Sage Group PLC	106,149	802,981
Schroders PLC	4,892	207,855
Segro PLC	32,121	208,974
Serco Group PLC (a)(b)	77,507	119,634
Severn Trent PLC	5,397	178,544
Shire PLC	29,795	2,032,744
Sky PLC	57,150	903,769
Smith & Nephew PLC	40,970	715,544
Smiths Group PLC	42,167	641,918
Sports Direct International PLC (b)	6,716	77,010
SSE PLC	58,845	1,333,466
St. James’s Place PLC	22,403	288,447
Standard Chartered PLC	96,818	939,766
Standard Life PLC	144,883	851,072
TalkTalk Telecom Group PLC (a)	18,619	88,699
Tate & Lyle PLC	38,998	347,345
Taylor Wimpey PLC	105,452	312,279
Telecom Plus PLC (a)	2,688	45,480
Tesco PLC (b)	406,618	1,128,374
Thomas Cook Group PLC (b)	45,902	80,446
Travis Perkins PLC	6,850	203,993
Trinity Mirror PLC	20,224	46,105
Tullow Oil PLC (b)	52,904	135,511
Unilever PLC	62,789	2,554,645
United Utilities Group PLC	30,418	426,200
Victrex PLC	4,070	109,244
Vodafone Group PLC	1,231,405	3,888,156
Weir Group PLC	4,746	84,111
Whitbread PLC	8,085	571,678
William Hill PLC	61,610	327,380
William Morrison Supermarkets PLC (a)	168,848	424,821
Wolseley PLC	15,555	909,019
Workspace Group PLC	10,098	143,476
WPP PLC	57,443	1,194,672
Xaar PLC	7,603	64,436

		122,774,739

TOTAL COMMON STOCKS —
(Cost $768,050,089)		711,116,354

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Banco Popular Espanol SA (expired 9/25/15) (a)(b) (Cost $1,776)	79,143	1,583

WARRANTS — 0.0% (f)
FRANCE — 0.0% (f)
Peugeot SA (expiring 4/29/17) (b) (Cost $15,679)	13,373	37,618

SHORT TERM INVESTMENTS — 6.9%
UNITED STATES — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	49,401,027	49,401,027

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (i)(j)	363,149	$363,149

TOTAL SHORT TERM INVESTMENTS —
(Cost $49,764,176)		49,764,176

TOTAL INVESTMENTS — 106.4%
(Cost $817,831,720)		760,919,731
OTHER ASSETS & LIABILITIES — (6.4)%		(46,006,031)

NET ASSETS — 100.0%		$714,913,700

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 6.4%
Abacus Property Group REIT	132,989	$296,051
Aconex, Ltd. (a)	111,425	324,730
Acrux, Ltd. (b)	53,574	21,445
AET&D Holdings No 1 Pty, Ltd. (a)(b)(c)	110,316	0
Ainsworth Game Technology, Ltd. (b)	62,446	122,788
ALE Property Group	73,333	193,118
ALS, Ltd.	150,959	487,651
Amalgamated Holdings, Ltd.	48,898	442,968
APN News & Media, Ltd. (a)	262,637	90,374
ARB Corp., Ltd. (b)	15,599	150,075
Ardent Leisure Group	232,696	439,575
Arrium, Ltd. (a)(b)	1,781,043	108,814
Asaleo Care, Ltd.	182,060	228,215
Aspen Group	211,332	199,609
Astro Japan Property Group	31,358	115,611
Austal, Ltd.	146,288	231,144
Austbrokers Holdings, Ltd.	24,904	154,601
Australian Agricultural Co., Ltd. (a)(b)	176,360	160,384
Australian Industrial REIT	40,813	67,640
Australian Pharmaceutical Industries, Ltd.	69,199	73,622
Automotive Holdings Group, Ltd.	63,679	176,638
Aveo Group	174,986	329,329
AWE, Ltd. (a)(b)	275,928	120,138
Beach Energy, Ltd. (b)	987,292	315,463
Bega Cheese, Ltd. (b)	53,476	177,628
Billabong International, Ltd. (a)(b)	300,564	137,196
Blackmores, Ltd.	3,588	367,746
BlueScope Steel, Ltd.	197,092	498,268
Bradken, Ltd. (a)	85,864	60,298
Breville Group, Ltd. (b)	24,520	101,593
Brickworks, Ltd.	15,938	173,819
Brookside Energy, Ltd. (a)(d)	49,351,929	34,657
BT Investment Management, Ltd.	71,867	482,480
Burson Group, Ltd.	94,475	242,823
BWP Trust	155,463	337,347
Cabcharge Australia, Ltd. (b)	56,753	119,166
Cardno, Ltd. (b)	62,450	125,865
carsales.com, Ltd.	84,488	579,671
Cash Converters International, Ltd. (b)	28,704	10,683
Charter Hall Group	115,574	353,054
Charter Hall Retail REIT	214,334	612,601
Collins Foods, Ltd.	31,923	72,858
Corporate Travel Management, Ltd. (b)	46,562	315,537
Cover-More Group, Ltd. (b)	135,235	211,780
Credit Corp. Group, Ltd.	8,238	59,066
Cromwell Property Group	445,252	300,171
CSG, Ltd.	81,210	99,232
CSR, Ltd.	310,985	631,145
CuDeco, Ltd. (a)(b)(e)	26,238	20,360
Decmil Group, Ltd.	31,613	20,535
Downer EDI, Ltd.	218,344	512,129
Drillsearch Energy, Ltd. (a)(b)	141,039	48,037
DuluxGroup, Ltd.	78,128	293,530
Energy World Corp., Ltd. (a)(b)	521,533	73,249
ERM Power, Ltd.	38,846	61,106
Evolution Mining, Ltd.	363,288	320,174
Fairfax Media, Ltd.	978,831	608,335
FlexiGroup, Ltd. (b)	102,847	169,727
Folkestone Education Trust	113,660	157,640
G8 Education, Ltd. (b)	153,904	315,591
GDI Property Group	202,510	130,125
Greencross, Ltd. (b)	47,844	218,726
Greenland Minerals & Energy, Ltd. (a)	4,931	90
GUD Holdings, Ltd.	42,466	257,064
GWA Group, Ltd. (b)	68,951	120,084
Hills, Ltd.	64,555	17,454
Hotel Property Investments	77,861	140,522
Independence Group NL (b)	241,734	429,487
Industria REIT (b)	92,344	129,373
Infigen Energy (a)	893,294	169,375
Ingenia Communities Group	319,378	97,563
Investa Office Fund REIT	189,752	525,018
Invocare, Ltd. (b)	210,355	1,602,782
IOOF Holdings, Ltd. (b)	100,711	604,693
iProperty Group, Ltd. (a)(b)	53,230	109,900
Iress, Ltd. (b)	50,268	337,828
iSelect, Ltd. (a)	153,307	162,028
iSentia Group, Ltd.	88,713	243,588
Jacana Minerals, Ltd. (a)(b)(e)	12,051	0
Japara Healthcare, Ltd. (b)	121,177	239,121
JB Hi-Fi, Ltd. (b)	76,041	1,019,936
Karoon Gas Australia, Ltd. (a)(b)	123,041	142,569
Kingsgate Consolidated, Ltd. (a)	104,426	52,800
Liquefied Natural Gas, Ltd. (a)(b)	221,575	198,391
Lynas Corp., Ltd. (a)(b)	746,605	16,778
M2 Group, Ltd.	84,094	560,432
MACA, Ltd.	27,709	17,124
Macquarie Atlas Roads Group	177,115	483,835
Mantra Group, Ltd.	136,794	384,254
Mayne Pharma Group, Ltd. (a)(b)	308,955	222,388
McMillan Shakespeare, Ltd.	17,385	150,288
Medusa Mining, Ltd. (a)	94,975	25,345
Mesoblast, Ltd. (a)(b)	107,820	239,265
Metals X, Ltd.	100,292	84,516
Metcash, Ltd. (b)	293,358	216,311
Mineral Resources, Ltd. (b)	80,090	231,722
MMA Offshore, Ltd. (b)	99,774	36,084
Monadelphous Group, Ltd. (b)	69,555	299,908
Mount Gibson Iron, Ltd. (a)(b)	491,058	60,348
Myer Holdings, Ltd. (b)	420,740	260,009
Navitas, Ltd. (b)	135,355	377,361
New South Resources, Ltd.	147,806	158,290
NewSat, Ltd. (a)(b)(e)	237,780	0
NEXTDC, Ltd. (a)	58,049	96,205
NIB Holdings, Ltd.	203,249	466,733
Nine Entertainment Co., Holdings, Ltd. (b)	222,643	245,471
Northern Star Resources, Ltd. (b)	292,691	548,798
Nufarm, Ltd.	114,979	657,256

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Orocobre, Ltd. (a)	44,067	$51,680
Orora, Ltd.	482,038	781,961
OZ Minerals, Ltd.	105,308	244,783
OzForex Group, Ltd. (b)	118,328	221,866
Pacific Brands, Ltd. (a)	1,172,731	584,721
Pact Group Holdings, Ltd.	12,727	42,364
Paladin Energy, Ltd. (a)(b)	738,620	88,178
Peet, Ltd.	35,757	26,994
Perpetual, Ltd.	18,624	518,440
Perseus Mining, Ltd. (a)(b)	262,520	56,228
Platinum Australia, Ltd. (a)(c)	610,876	0
Premier Investments, Ltd.	38,700	349,226
Primary Health Care, Ltd. (b)	165,274	439,881
Programmed Maintenance Services, Ltd. (b)	218,753	407,091
Qube Holdings, Ltd. (b)	299,025	415,781
RCR Tomlinson, Ltd.	46,850	70,736
Recall Holdings, Ltd.	140,217	719,797
Regis Resources, Ltd. (b)	138,996	174,234
Reject Shop, Ltd.	18,786	113,719
Resolute Mining, Ltd. (a)	338,614	73,716
Retail Food Group, Ltd. (b)	71,412	207,617
Ridley Corp., Ltd.	50,734	46,138
S2 Resources, Ltd. (a)(b)(e)	67,119	0
SAI Global, Ltd.	191,414	610,269
Sandfire Resources NL	53,580	202,807
Saracen Mineral Holdings, Ltd. (a)	253,954	89,170
Select Harvests, Ltd.	29,082	227,102
Senex Energy, Ltd. (a)	560,654	59,058
Seven West Media, Ltd.	447,322	232,458
Shopping Centres Australasia Property Group	264,569	362,298
Sigma Pharmaceuticals, Ltd.	1,265,530	662,095
Silver Chef, Ltd.	9,745	65,218
Sims Metal Management, Ltd. (b)	40,494	274,701
Sino Gas & Energy Holdings, Ltd. (a)(b)	610,987	35,183
Sirtex Medical, Ltd.	31,135	715,846
Skilled Group, Ltd.	51,724	62,113
Slater & Gordon, Ltd. (b)	146,541	302,551
Southern Cross Media Group, Ltd. (b)	455,896	284,936
Spotless Group Holdings, Ltd.	288,290	435,271
St Barbara, Ltd. (a)	257,106	189,580
Starpharma Holdings, Ltd. (a)	129,769	71,537
Steadfast Group, Ltd.	224,096	224,254
STW Communications Group, Ltd. (b)	606,261	300,152
Sundance Energy Australia, Ltd. (a)	180,464	36,118
Sunland Group, Ltd.	26,979	29,556
Super Retail Group, Ltd. (b)	50,310	314,792
Syrah Resources, Ltd. (a)	47,434	81,944
Tassal Group, Ltd.	39,595	119,286
Technology One, Ltd. (b)	120,679	325,428
Ten Network Holdings, Ltd. (a)(b)	470,784	59,510
TFS Corp., Ltd. (b)	139,263	149,141
Tox Free Solutions, Ltd.	29,976	54,311
Transfield Services, Ltd. (a)	305,936	226,660
Transpacific Industries Group, Ltd. (b)	688,608	328,831
UGL, Ltd. (b)	74,158	97,906
UXC, Ltd.	71,946	63,408
Veda Group, Ltd.	270,555	507,293
Village Roadshow, Ltd.	7,220	35,289
Virgin Australia Holdings, Ltd. (a)	489,525	166,728
Virtus Health, Ltd.	15,806	60,272
Vocus Communications, Ltd. (b)	119,969	495,380
Webjet, Ltd. (b)	55,300	163,881
Western Areas NL	108,169	163,318
Whitehaven Coal, Ltd. (a)(b)	197,996	124,443
WorleyParsons, Ltd.	92,301	383,077

		41,370,640

AUSTRIA — 0.4%
CA Immobilien Anlagen AG (a)	21,511	395,472
Conwert Immobilien Invest SE (a)(b)	24,674	332,987
DO & Co. AG	4,283	350,816
Flughafen Wien AG	571	51,443
Lenzing AG	2,766	207,082
POLYTEC Holding AG	3,257	24,755
Porr AG	7,468	191,731
RHI AG (b)	12,292	248,212
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,609	259,503
Semperit AG Holding	4,933	149,363
Zumtobel Group AG	21,630	474,801

		2,686,165

BAHAMAS — 0.0% (f)
United International Enterprises	476	75,425

BELGIUM — 1.2%
Ablynx NV (a)(b)	30,876	396,351
Aedifica SA	5,754	341,570
AGFA-Gevaert NV (a)	189,157	681,158
AGFA-Gevaert NV VVPR Strip (b)(c)	42,353	0
Barco NV	16,766	1,080,607
Befimmo SA	2,522	154,525
Bekaert SA	4,605	120,926
BHF Kleinwort Benson Group (a)	116,927	696,975
Deceuninck NV	20,586	55,380
Econocom Group SA (b)	23,186	200,736
EVS Broadcast Equipment SA (b)	14,854	383,348
Fagron	14,609	277,387
Ion Beam Applications	10,757	346,056
Kinepolis Group NV	3,239	125,549
Lotus Bakeries	171	328,521
Melexis NV	9,832	453,705
Mobistar SA (a)	20,838	447,996
Nyrstar NV (a)(b)	210,665	471,720
Tessenderlo Chemie NV (a)	36,511	1,068,403
Tessenderlo Chemie NV VVPR Strip (a)(c)	4,451	0
ThromboGenics NV (a)	15,569	64,997
Warehouses De Pauw CVA REIT	3,589	277,751

		7,973,661

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	7,617	$63,297
Ship Finance International, Ltd. (b)	32,795	532,919
SmarTone Telecommunications Holdings, Ltd.	219,749	412,842
Trinity, Ltd. (b)	596,000	64,598

		1,073,656

CANADA — 9.4%
Advantage Oil & Gas, Ltd. (a)	127,472	662,698
Aecon Group, Inc.	10,926	110,751
Africa Oil Corp. (a)(b)	145,318	168,004
AG Growth International, Inc. (b)	6,091	162,963
AGF Management, Ltd. (Class B) (b)	10,916	43,071
AGT Food & Ingredients, Inc. (b)	10,331	199,731
Aimia, Inc.	57,655	502,283
Alacer Gold Corp. (a)	110,448	247,966
Alamos Gold, Inc. (Class A)	135,641	499,789
Alaris Royalty Corp. (b)	13,035	262,119
Algonquin Power & Utilities Corp. (b)	78,901	555,550
Altius Minerals Corp. (b)	3,173	28,376
Altus Group, Ltd. (b)	9,049	138,229
Arbutus Biopharma Corp. (a)(e)	11,948	72,763
Argonaut Gold, Inc. (a)(b)	64,375	65,302
Artis REIT	16,293	154,095
Asanko Gold, Inc. (a)	52,083	75,753
Atlantic Power Corp. (b)	58,373	108,848
Atrium Mortgage Investment Corp.	33,342	290,222
ATS Automation Tooling Systems, Inc. (a)	32,107	309,168
AutoCanada, Inc. (b)	8,600	165,880
Avigilon Corp. (a)(b)	14,690	124,909
B2Gold Corp. (a)	372,216	391,456
Badger Daylighting, Ltd. (b)	14,463	210,359
Ballard Power Systems, Inc. (a)(b)	68,280	82,504
Bankers Petroleum, Ltd. (a)	145,641	189,017
Baytex Energy Corp.	89,800	286,004
Bellatrix Exploration, Ltd. (a)(b)	91,892	139,822
Birchcliff Energy, Ltd. (a)	60,432	287,578
Bird Construction, Inc. (b)	18,405	164,735
Black Diamond Group, Ltd. (b)	11,680	72,483
BlackPearl Resources, Inc. (a)(b)	160,986	114,072
Bombardier, Inc. (Class B)	754,500	939,819
Bonavista Energy Corp. (b)	89,600	205,170
Bonterra Energy Corp. (b)	9,364	136,266
Boulder Energy, Ltd. (a)	14,148	52,447
Boyd Group Income Fund	1,473	67,942
BRP, Inc. (a)	14,504	273,918
Calfrac Well Services, Ltd. (b)	39,389	91,370
Callidus Capital Corp. (b)	17,815	151,880
Canaccord Genuity Group, Inc.	46,061	179,682
Canacol Energy, Ltd. (a)(b)	38,886	75,701
Canadian Energy Services & Technology Corp.	80,626	371,047
Canadian Solar, Inc. (a)(b)	16,357	271,853
Canadian Western Bank (b)	18,100	317,125
Canam Group, Inc.	3,588	34,443
Canexus Corp. (b)	86,987	75,263
Canyon Services Group, Inc.	24,636	84,527
Capital Power Corp. (b)	16,500	232,356
Capstone Infrastructure Corp. (b)	21,286	49,059
Capstone Mining Corp. (a)	198,540	65,158
Cardinal Energy, Ltd. (b)	43,595	289,398
Celestica, Inc. (a)	104,684	1,341,442
Centerra Gold, Inc.	71,855	404,107
Chartwell Retirement Residences	12,126	111,157
China Gold International Resources Corp., Ltd. (a)(b)	119,802	169,780
Chinook Energy, Inc. (a)(b)	117,241	53,343
Cogeco Cable, Inc.	5,600	269,411
Colliers International Group, Inc.	36,864	1,490,288
Colossus Minerals, Inc. (a)(b)(e)	380	0
Computer Modelling Group, Ltd.	39,635	334,948
Continental Gold, Inc. (a)(b)	54,559	67,146
Corus Entertainment, Inc. (Class B) (b)	83,903	883,025
Cott Corp.	72,206	776,617
Crew Energy, Inc. (a)	66,197	201,450
Delphi Energy Corp. (a)	63,676	32,771
Denison Mines Corp. (a)(b)	265,558	99,037
Descartes Systems Group, Inc. (a)	39,934	704,139
Detour Gold Corp. (a)(b)	66,522	706,055
DHX Media, Ltd.	30,940	193,851
DirectCash Payments, Inc. (b)	2,155	19,771
DIRTT Environmental Solutions (a)(b)	27,057	114,428
Dominion Diamond Corp.	43,921	467,154
Dorel Industries, Inc. (Class B)	14,163	332,445
Dream Unlimited Corp. (Class A) (a)(b)	78,979	414,129
Dundee Corp. (Class A) (a)	59,693	383,795
Dundee Precious Metals, Inc. (a)(b)	56,081	91,189
Enbridge Income Fund Holdings, Inc. (b)	17,358	405,499
Endeavour Mining Corp. (a)	218,875	89,790
Endeavour Silver Corp. (a)(b)	58,796	90,341
EnerCare, Inc. (b)	26,234	275,509
Enerflex, Ltd.	39,803	391,588
Enerplus Corp. (b)	80,800	391,736
Enghouse Systems, Ltd.	10,983	438,189
Ensign Energy Services, Inc.	53,500	327,616
Entertainment One, Ltd.	94,912	356,544
Epsilon Energy, Ltd. (a)	16,469	35,009
Equitable Group, Inc. (b)	6,291	263,943
Essential Energy Services Trust	37,391	18,965
Exchange Income Corp. (b)	12,198	221,087
Extendicare, Inc. (b)	43,740	261,324
Firm Capital Mortgage Investment Corp. (b)	29,680	274,065
First Majestic Silver Corp. (a)(b)	49,393	157,312
FirstService Corp.	30,552	982,851
Fortuna Silver Mines, Inc. (a)(b)	73,158	159,881
Freehold Royalties, Ltd. (b)	23,227	187,451
Gasfrac Energy Services, Inc. (a)(e)	21,904	0
Gibson Energy, Inc. (b)	37,549	468,557
Gluskin Sheff + Associates, Inc. (b)	12,267	182,262
GMP Capital, Inc.	97,720	301,753

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Gran Tierra Energy, Inc. (a)	145,755	$310,927
Granite Oil Corp.	9,426	50,550
Granite Real Estate Investment Trust	23,587	661,147
Great Basin Gold, Ltd. (a)(e)	266,255	0
Great Canadian Gaming Corp. (a)	27,813	386,897
Guardian Capital Group, Ltd. (Class A)	138,326	1,806,585
Guyana Goldfields, Inc. (a)	75,590	201,844
Heroux-Devtek, Inc. (a)	4,619	40,757
High Liner Foods, Inc.	5,378	62,537
HNZ Group, Inc.	10,950	134,598
Home Capital Group, Inc. (b)	22,000	525,591
Horizon North Logistics, Inc. (b)	71,093	126,204
HudBay Minerals, Inc.	84,500	310,722
IAMGOLD Corp. (a)	161,623	262,802
IMAX Corp. (a)(e)	25,358	856,847
Imperial Metals Corp. (a)	22,558	103,982
Innergex Renewable Energy, Inc. (b)	55,041	429,014
Interfor Corp. (a)	26,652	187,262
InterOil Corp. (a)(b)	16,501	556,249
InterRent Real Estate Investment Trust	7,774	37,690
Intertain Group, Ltd. (a)	39,541	338,577
Intertape Polymer Group, Inc.	17,763	189,064
Ithaca Energy, Inc. (a)(b)	152,909	70,712
Ivanhoe Mines, Ltd. (Class A) (a)	164,684	79,842
Jean Coutu Group PJC, Inc. (Class A)	8,600	128,997
Just Energy Group, Inc. (b)	75,909	465,408
Kelso Technologies, Inc.	19,277	30,482
Kelt Exploration, Ltd. (a)(b)	56,471	240,508
Kirkland Lake Gold, Inc. (a)(b)	40,576	167,970
Knight Therapeutics, Inc. (a)	21,539	113,422
KP Tissue, Inc.	6,253	56,714
Labrador Iron Ore Royalty Corp. (b)	24,348	259,697
Lake Shore Gold Corp. (a)(b)	237,666	198,542
Laurentian Bank of Canada (b)	3,274	122,906
Lightstream Resources, Ltd. (b)	67,986	17,748
Liquor Stores NA, Ltd. (b)	15,547	126,978
Lucara Diamond Corp.	108,262	121,126
MAG Silver Corp. (a)	49,922	353,740
Major Drilling Group International, Inc. (b)	95,960	318,507
Mart Resources, Inc.	203,797	25,081
Martinrea International, Inc.	65,078	512,586
MCAN Mortgage Corp. (b)	26,102	241,804
Medical Facilities Corp. (b)	15,699	183,957
MEG Energy Corp. (a)	64,100	393,961
Mitel Networks Corp. (a)(b)	37,065	239,069
Morguard Corp.	1,739	175,132
Morneau Shepell, Inc. (b)	18,534	212,062
MTY Food Group, Inc. (b)	9,270	220,082
Mullen Group, Ltd.	14,800	197,046
Nevsun Resources, Ltd. (b)	104,003	303,313
New Gold, Inc. (a)	165,100	370,665
Newalta Corp.	20,287	139,060
Norbord, Inc. (b)	12,070	172,313
North American Palladium, Ltd. (a)	235	771
North West Co., Inc. (b)	27,547	578,596
Novadaq Technologies, Inc. (a)(b)	22,308	232,672
Novagold Resources, Inc. (a)(b)	111,405	401,347
NuVista Energy, Ltd. (a)	98,265	370,134
OceanaGold Corp. (b)	153,409	223,128
OneREIT	8,821	20,396
Osisko Gold Royalties, Ltd.	33,812	355,597
Pacific Exploration and Production Corp. (b)	74,567	165,741
Painted Pony Petroleum, Ltd. (a)	47,122	191,904
Pan American Silver Corp.	43,100	272,610
Paramount Resources, Ltd. (Class A) (a)(b)	26,400	193,761
Parex Resources, Inc. (a)	57,259	395,052
Parkland Fuel Corp. (b)	43,536	742,323
Pason Systems, Inc.	15,100	211,290
Pengrowth Energy Corp.	224,400	190,808
Performance Sports Group, Ltd. (a)(b)	22,707	304,728
PHX Energy Services Corp.	9,473	20,137
Pizza Pizza Royalty Corp. (b)	21,397	216,093
Poseidon Concepts Corp. (a)(e)	43,064	0
Precision Drilling Corp.	135,000	497,427
Premier Gold Mines, Ltd. (a)(b)	91,826	154,105
Premium Brands Holdings Corp.	5,258	122,871
Pretium Resources, Inc. (a)(b)	40,506	244,118
Primero Mining Corp. (a)	53,558	124,637
ProMetic Life Sciences, Inc. (a)(b)	232,479	254,900
Pulse Seismic, Inc. (b)	19,280	33,507
Pure Technologies, Ltd.	31,834	122,521
Quebecor, Inc. (Class B)	17,500	381,275
Raging River Exploration, Inc. (a)(b)	81,426	447,609
Redknee Solutions, Inc. (a)(b)	30,876	88,665
Regal Lifestyle Communities, Inc.	8,346	74,328
Reitmans Canada, Ltd. (Class A)	25,911	81,558
Richelieu Hardware, Ltd.	8,124	403,443
RMP Energy, Inc. (a)	52,428	49,663
Rogers Sugar, Inc. (b)	9,181	27,871
Romarco Minerals, Inc. (a)	480,951	168,604
RONA, Inc.	54,659	554,866
Rubicon Minerals Corp. (a)(b)	181,309	129,825
Russel Metals, Inc.	16,100	259,507
Sandstorm Gold, Ltd. (a)(b)	37,047	98,096
Sandvine Corp. (a)(b)	35,597	61,598
Savanna Energy Services Corp. (b)	105,896	110,580
Seabridge Gold, Inc. (a)(b)	22,765	131,764
Sears Canada, Inc. (a)(b)	4,869	31,596
Secure Energy Services, Inc.	58,320	390,627
SEMAFO, Inc. (a)	133,158	287,034
ShawCor, Ltd.	18,835	393,081
Sherritt International Corp. (b)	152,943	85,558
Sierra Wireless, Inc. (a)(b)	16,184	341,377
Silver Standard Resources, Inc. (a)(b)	44,382	288,001
Silvercorp Metals, Inc. (b)	99,381	63,007
SilverCrest Mines, Inc. (a)	25,014	22,016
Sirius XM Canada Holdings, Inc. (b)	40,744	149,823
Solium Capital, Inc. (a)(b)	30,416	158,580

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Southern Pacific Resource Corp. (a)(e)	281,142	$0
Spartan Energy Corp. (a)(b)	119,692	203,549
Stuart Olson, Inc.	5,209	21,602
SunOpta, Inc. (a)	31,210	151,681
Sunshine Oilsands, Ltd. (a)(b)	1,674,500	140,441
Superior Plus Corp. (b)	57,127	468,282
Surge Energy, Inc. (b)	106,954	215,392
Tahoe Resources, Inc.	83,051	638,663
Taseko Mines, Ltd. (a)	25,320	10,009
Tembec, Inc. (a)(b)	20,383	16,267
Teranga Gold Corp. (a)	79,617	32,068
Thompson Creek Metals Co., Inc. (a)(b)	91,489	42,309
Timmins Gold Corp. (a)	45,501	11,369
TORC Oil & Gas, Ltd. (b)	31,526	131,917
Torex Gold Resources, Inc. (a)	368,629	343,691
Toromont Industries, Ltd. (b)	25,155	609,221
Torstar Corp. (Class B) (b)	19,590	61,954
Total Energy Services, Inc.	10,691	116,503
TransAlta Corp.	105,600	488,342
Transcontinental, Inc. (Class A)	38,940	551,846
TransForce, Inc. (b)	7,700	137,207
TransGlobe Energy Corp. (b)	49,556	129,000
Trevali Mining Corp. (a)	50,065	11,950
Tricon Capital Group, Inc. (b)	35,849	275,144
Trinidad Drilling, Ltd. (b)	94,412	155,628
Twin Butte Energy, Ltd. (b)	87,910	20,327
Uni-Select, Inc. (b)	28,907	1,302,292
Wajax Corp. (b)	5,276	86,930
Western Energy Services Corp. (b)	17,008	65,206
Western Forest Products, Inc. (b)	178,917	240,211
Westport Innovations, Inc. (a)(b)	22,980	56,906
Westshore Terminals Investment Corp.	7,312	138,528
Whistler Blackcomb Holdings, Inc.	18,770	301,003
Wi-LAN, Inc.	84,499	152,523
Winpak, Ltd. (b)	11,097	333,564
Yamana Gold, Inc. (b)	343,100	575,800
Yellow Pages, Ltd. (a)	11,465	136,311

		60,927,712

CHINA — 0.9%
Allied Properties HK, Ltd. (b)	2,552,391	526,942
China Everbright Water, Ltd. (a)(b)	152,900	65,057
China Sandi Holdings, Ltd. (a)	103	7
Chow Sang Sang Holdings International, Ltd.	242,939	485,875
Daphne International Holdings, Ltd. (a)	552,000	125,357
G-Resources Group, Ltd.	12,854,400	333,383
Greenland Hong Kong Holdings, Ltd. (a)	184,000	89,032
HKR International, Ltd.	2,575,659	1,232,985
K Wah International Holdings, Ltd. (b)	1,476,247	586,685
Midland Holdings, Ltd. (a)(b)	749,790	309,589
Nam Tai Property, Inc. (b)	5,210	31,781
Road King Infrastructure, Ltd.	1,148,482	998,802
Shun Tak Holdings, Ltd.	1,234,749	466,812
Texwinca Holdings, Ltd.	730,850	656,346

		5,908,653

DENMARK — 1.3%
ALK-Abello A/S	2,214	253,095
Amagerbanken A/S (a)(c)	308,573	0
Ambu A/S (Class B) (b)	17,735	478,984
Bang & Olufsen A/S (a)(b)	32,554	226,014
Bavarian Nordic A/S (a)	16,083	635,306
D/S Norden A/S (a)	14,526	319,938
FLSmidth & Co. A/S (b)	20,689	685,686
Forward Pharma A/S ADR (a)	2,511	59,159
IC Group A/S	25,229	717,242
Matas A/S	13,304	248,831
NKT Holding A/S	11,022	580,517
OW Bunker A/S (a)(e)	9,828	0
PER Aarsleff A/S (Class B)	475	162,829
Rockwool International A/S (Class B)	1,979	281,752
Royal Unibrew A/S	15,129	565,477
Santa Fe Group A/S (a)(b)	35,329	306,600
Schouw & Co.	3,042	163,405
SimCorp A/S	45,071	2,265,942
Solar A/S (Class B)	1,401	84,375
Spar Nord Bank A/S	31,572	359,028
Torm A/S (a)	10,698	153,665

		8,547,845

FINLAND — 1.2%
BasWare Oyj	4,256	185,707
Caverion Corp.	31,184	311,194
Cramo Oyj	14,996	311,853
Fiskars Oyj Abp	22,334	448,746
Kemira Oyj (b)	14,795	170,434
Konecranes Oyj (b)	18,539	462,721
Lassila & Tikanoja Oyj	69,841	1,400,941
Metsa Board Oyj	88,300	496,767
Olvi OYJ (Class A)	5,779	142,498
Oriola-KD OYJ (Class B) (a)	33,404	160,335
Outokumpu Oyj (a)(b)	106,159	244,110
Outotec Oyj (b)	54,969	202,853
PKC Group Oyj (b)	13,478	244,478
Poyry Oyj (a)(b)	85,220	342,457
Raisio Oyj (Class V)	33,417	160,397
Ramirent Oyj	32,539	248,803
Sanoma Oyj (b)	14,488	53,433
Sponda Oyj	48,751	190,029
Stockmann Oyj Abp (Class B) (a)(b)	10,118	78,664
Talvivaara Mining Co. PLC (a)(b)(c)	572,382	0
Tieto Oyj	28,022	706,292
Tikkurila Oyj	9,466	156,911
Uponor Oyj	14,467	187,810
Valmet Oyj	49,303	476,599
YIT Oyj (b)	45,960	251,076

		7,635,108

FRANCE — 2.1%
AB Science SA (a)(b)	4,337	59,450

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Albioma SA	10,909	$181,318
Alten SA	14,107	722,863
Altran Technologies SA	52,421	607,385
ANF Immobilier	3,248	72,330
Assystem	2,218	45,382
Beneteau SA	12,353	183,187
Bourbon SA (b)	7,406	92,838
Cellectis SA (a)(b)	13,918	371,620
CGG SA (a)(b)	81,891	281,454
Coface SA	32,942	289,612
DBV Technologies SA (a)(b)	6,456	453,938
Elis SA	25,966	404,044
Etablissements Maurel et Prom (a)(b)	40,827	150,893
Faiveley Transport SA (a)	2,200	226,911
Flamel Technologies SA ADR (a)	20,024	326,591
Fonciere De Paris SIIC	2,098	250,582
GameLoft SE (a)(b)	42,205	154,996
Gaztransport Et Technigaz SA	6,378	330,556
Genfit (a)(b)	8,633	327,017
GL Events	27,182	524,611
Groupe Fnac SA (a)	4,103	233,991
Haulotte Group SA	3,020	42,273
Innate Pharma SA (a)(b)	25,063	374,886
Interparfums SA	1,765	45,137
IPSOS	14,078	275,869
Jacquet Metal Service	33,801	456,726
Laurent-Perrier	13	1,121
LISI	7,308	197,535
Marie Brizard Wine & Spirits (a)(b)	13,571	293,883
Mersen	30,442	613,355
Montupet (b)	2,725	159,846
MPI (b)	28,237	69,343
Naturex (a)(b)	3,347	237,615
Neopost SA	10,962	284,862
Nexans SA (a)	11,725	394,080
NextRadioTV	3,998	161,998
NicOx SA (a)	13,455	25,217
Norbert Dentressangle SA	549	124,433
Parrot SA (a)	2,844	138,477
Pierre & Vacances SA (a)	1,010	27,261
Rallye SA (b)	9,557	156,286
Saft Groupe SA	19,377	632,449
Sequana SA (a)	24,941	112,754
SOITEC (a)(b)	120,400	68,542
Solocal Group (a)(b)	611,410	155,607
Tarkett SA	6,604	154,069
Trigano SA	3,076	145,996
UbiSoft Entertainment (a)	61,531	1,243,866
Vallourec SA	41,671	368,215
Valneva SE (a)(b)	12,183	43,518
Vetoquinol SA	2,379	104,098
Virbac SA (b)	1,782	307,325

		13,708,211

GERMANY — 3.0%
ADVA Optical Networking SE (a)	11,609	124,104
Aixtron SE (a)(b)	45,679	276,208
Alstria Office REIT-AG (a)(b)	45,906	596,207
Amadeus Fire AG	3,021	267,853
Aurelius AG	9,632	446,895
BayWa AG (b)	2,208	70,958
Bechtle AG	5,652	508,130
Bertrandt AG	803	83,567
Bilfinger SE (b)	16,230	599,664
Biotest AG Preference Shares (b)	10,248	214,487
Borussia Dortmund GmbH & Co. KGaA (b)	38,006	172,879
CANCOM SE	8,442	292,926
Cewe Stiftung & Co. KGaA	3,052	169,505
CompuGroup Medical AG (b)	8,060	265,771
Deutsche Pfandbriefbank AG (a)(g)	19,422	225,470
Deutz AG	34,192	114,424
DIC Asset AG	73,459	660,089
Draegerwerk AG & Co. KGaA	2,190	154,767
Draegerwerk AG & Co. KGaA Preference Shares	1,436	120,653
Elmos Semiconductor AG	9,717	146,863
ElringKlinger AG (b)	8,024	154,057
Evotec AG (a)	47,664	211,490
GFK SE	4,233	147,895
Grammer AG (b)	7,168	163,586
Hamborner REIT AG	34,010	328,386
Hamburger Hafen und Logistik AG (b)	6,699	108,913
Hawesko Holding AG	2,608	117,320
Heidelberger Druckmaschinen AG (a)(b)	110,841	283,333
Hornbach Holding AG Preference Shares	2,453	197,148
Indus Holding AG	42,975	1,915,955
Isra Vision AG	501	27,979
Jenoptik AG	81,489	1,152,489
Kloeckner & Co. SE (b)	55,132	450,542
Koenig & Bauer AG (a)	8,328	244,767
Kontron AG (a)(b)	64,513	182,336
LPKF Laser & Electronics AG (b)	12,492	116,239
MLP AG	63,047	279,042
MorphoSys AG (a)	10,060	669,389
Nemetschek AG	10,216	383,161
Norma Group SE	11,985	587,640
Patrizia Immobilien AG (a)	48,923	1,166,202
Pfeiffer Vacuum Technology AG	2,068	238,227
QSC AG (b)	19,417	32,663
RIB Software AG	15,954	250,300
Salzgitter AG (b)	8,688	215,198
Schaltbau Holding AG	2,366	122,545
SGL Carbon SE (a)(b)	17,001	269,763
Sixt SE (b)	10,391	504,728
SLM Solutions Group AG (a)	2,219	36,473
SMA Solar Technology AG (a)(b)	3,421	147,478
STRATEC Biomedical AG	2,864	166,209
Suss Microtec AG (a)(b)	4,032	25,447
TAG Immobilien AG (b)	50,996	603,682
Takkt AG	15,727	294,928
TLG Immobilien AG	20,991	379,585
Vossloh AG (a)	3,320	246,890
Wacker Neuson SE	9,315	134,704
Wincor Nixdorf AG	13,065	511,891

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

XING AG	1,598	$342,483
zooplus AG (a)	2,546	321,143

		19,243,626

GIBRALTAR — 0.1%
888 Holdings PLC (b)	75,291	188,463
Bwin Party Digital Entertainment PLC	335,565	565,226

		753,689

GREECE — 0.0% (f)
TT Hellenic Postbank SA (a)(c)	129,076	0

HONG KONG — 3.2%
APT Satellite Holdings, Ltd.	134,500	116,103
Beijing Properties Holdings, Ltd. (a)(b)	1,240,000	73,600
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	96,092
Bloomage Biotechnology Corp., Ltd.	62,500	94,516
Cafe de Coral Holdings, Ltd.	182,000	608,228
Century Sunshine Group Holdings, Ltd.	792,698	65,461
China Cord Blood Corp. (a)	19,480	117,270
China Household Holdings, Ltd. (a)	705,000	28,200
China Innovationpay Group, Ltd. (a)(b)	2,340,000	150,967
China LNG Group, Ltd. (b)	7,750,000	319,998
China LotSynergy Holdings, Ltd. (b)	4,500,000	194,515
China Merchants Land, Ltd. (b)	212,000	34,740
China Ocean Resources Co., Ltd. (a)(b)	27,289	79,199
China Oceanwide Holdings, Ltd. (a)	488,000	63,597
China Regenerative Medicine International, Ltd. (a)	5,793,056	317,682
China Resources and Transportation Group, Ltd. (a)(b)	5,100,000	22,374
China Ruifeng Renewable Energy Holdings, Ltd. (a)	356,000	39,964
China Smarter Energy Group Holdings, Ltd. (a)(b)	1,320,000	120,928
China Strategic Holdings, Ltd. (a)	8,785,000	258,447
China Water Industry Group, Ltd. (a)	484,000	91,803
Chong Hing Bank, Ltd.	57,000	118,559
CK Life Sciences Int’l Holdings, Inc.	2,562,000	228,099
CST Mining Group, Ltd. (a)	14,132,000	145,878
Culturecom Holdings, Ltd. (a)	375,000	64,838
Dah Sing Financial Holdings, Ltd.	96,400	526,154
Digital Domain Holdings, Ltd. (a)	2,770,000	130,457
Emperor Entertainment Hotel, Ltd.	100,000	17,935
Emperor Watch & Jewellery, Ltd.	2,600,000	85,548
Enerchina Holdings, Ltd. (a)	2,238,000	114,065
Esprit Holdings, Ltd. (b)	918,600	682,723
EverChina International Holdings Co., Ltd. (a)	1,045,000	40,451
Extrawell Pharmaceutical Holdings, Ltd. (a)	1,370,000	64,522
Fairwood Holdings, Ltd.	149,000	421,042
FDG Electric Vehicles, Ltd. (a)(b)	7,202,493	520,435
Giordano International, Ltd.	1,322,000	637,968
Global Brands Group Holding, Ltd. (a)	2,602,000	537,184
Haier Healthwise Holdings, Ltd. (a)(b)	2,740,000	175,005
Hao Tian Development Group, Ltd. (a)	924,000	65,574
HC International, Inc. (a)(b)	168,000	92,996
Heng Tai Consumables Group, Ltd. (a)	3,270,000	33,755
Heritage International Holdings, Ltd. (a)(b)	7,260,000	627,635
HKBN, Ltd. (a)	520,413	600,318
HKC Holdings, Ltd. (a)	1,331,000	29,196
Honbridge Holdings, Ltd. (a)	1,324,000	181,088
Hong Kong Television Network, Ltd. (a)	121,000	25,449
Hopewell Highway Infrastructure, Ltd.	558,500	278,167
Hybrid Kinetic Group, Ltd. (a)	8,372,000	367,285
Imagi International Holdings, Ltd. (a)	5,544,000	80,119
Inspur International, Ltd. (b)	310,000	58,400
International Housewares Retail Co., Ltd.	65,000	13,671
iOne Holdings, Ltd. (a)	1,320,000	49,393
Kingwell Group, Ltd. (a)	532,000	18,191
Kong Sun Holdings, Ltd. (a)	4,000,000	340,643
KuangChi Science, Ltd. (a)(b)	631,000	129,456
L & A International Holdings, Ltd. (a)	328,000	133,315
L’sea Resources International Holdings, Ltd. (a)	1,600,000	97,032
Landing International Development, Ltd. (a)	5,308,500	147,267
Le Saunda Holdings, Ltd.	110,000	28,245
Lee’s Pharmaceutical Holdings, Ltd.	209,000	269,406
Loudong General Nice Resources China Holdings, Ltd. (a)(b)	1,101,000	103,706
Louis XIII Holdings, Ltd. (a)	84,500	23,551
Luk Fook Holdings International, Ltd. (b)	183,000	457,615
Macau Legend Development, Ltd. (a)(b)	2,942,985	417,711
Man Wah Holdings, Ltd.	288,800	280,973
Mascotte Holdings, Ltd. (a)	10,192,000	381,376
Mason Financial Holdings, Ltd. (a)	3,680,000	135,328
Mei Ah Entertainment Group, Ltd. (a)	1,840,000	211,302
New Focus Auto Tech Holdings, Ltd. (a)	700,000	73,161
Pacific Basin Shipping, Ltd. (b)	1,509,000	457,565
PAX Global Technology, Ltd. (b)	367,000	380,730
Peace Map Holding, Ltd. (a)	1,560,000	54,348
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (a)	2,276,000	46,988
Phoenix Satellite Television Holdings, Ltd.	1,000,000	211,612

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Pico Far East Holdings, Ltd. (b)	202,000	$46,916
Playmates Toys, Ltd.	272,000	52,294
Prosperity REIT	566,000	193,534
Redefine International PLC	300,222	239,432
Simsen International Corp., Ltd. (a)	342,000	159,746
Sincere Watch Hong Kong, Ltd. (a)(b)	1,090,000	122,361
Sino Oil And Gas Holdings, Ltd. (a)	6,570,000	144,115
Sinolink Worldwide Holdings, Ltd. (a)	674,000	73,052
Skyway Securities Group, Ltd. (a)	1,640,000	52,056
SMI Holdings Group, Ltd.	2,968,000	248,927
Spring Real Estate Investment Trust (b)	246,000	96,812
Summit Ascent Holdings, Ltd. (a)(b)	550,000	285,288
Sun Hung Kai & Co., Ltd. (b)	330,000	225,250
SUNeVision Holdings, Ltd.	134,000	41,324
Sunlight Real Estate Investment Trust	155,000	75,800
Superb Summit International Group, Ltd. (a)(b)(e)	2,435,000	0
TCC International Holdings, Ltd.	174,000	32,330
Television Broadcasts, Ltd.	171,300	570,260
Texhong Textile Group, Ltd.	213,500	147,383
Tongda Group Holdings, Ltd.	1,060,000	183,276
Town Health International Medical Group, Ltd. (b)	1,824,000	378,919
Truly International Holdings, Ltd.	730,000	184,618
TSC Group Holdings, Ltd. (a)	197,000	38,891
United Photovoltaics Group, Ltd. (a)(b)	2,094,000	199,942
Value Partners Group, Ltd. (b)	402,000	376,062
Varitronix International, Ltd.	106,000	70,575
Vitasoy International Holdings, Ltd.	562,000	831,029
Viva China Holdings, Ltd. (a)	1,752,000	189,893
VST Holdings, Ltd.	122,000	33,215
World Wide Touch Technology Holdings, Ltd. (a)	2,112,000	433,298
Yanchang Petroleum International, Ltd. (a)	4,240,000	123,643
Yuexiu Real Estate Investment Trust	1,063,000	539,040
Yuxing InfoTech Investment Holdings, Ltd. (b)	342,000	93,994
Zhongyu Gas Holdings, Ltd. (a)(b)	28,000	6,323

		20,796,712

IRELAND — 0.9%
C&C Group PLC	147,489	583,136
Cairn Homes PLC (a)	184,279	214,958
Dalata Hotel Group PLC (a)	76,960	369,398
FBD Holdings PLC	9,898	73,407
FleetMatics Group PLC (a)(b)	15,149	743,664
Fly Leasing, Ltd. ADR	17,553	231,700
Fyffes PLC	146,030	236,359
Green REIT PLC	303,180	501,545
Greencore Group PLC	169,975	703,407
Hibernia REIT PLC	215,865	305,536
IFG Group PLC	14,632	31,686
Irish Continental Group PLC	44,504	216,594
Irish Residential Properties REIT PLC	136,726	167,730
Kenmare Resources PLC (a)	1,205,542	35,244
Origin Enterprises PLC	25,246	180,526
Total Produce PLC	132,319	182,411
Trinity Biotech PLC ADR (b)	12,023	137,543
UDG Healthcare PLC	110,901	844,976

		5,759,820

ISRAEL — 1.5%
Africa Israel Properties, Ltd. (a)	2,446	32,020
Africa-Israel Investments, Ltd. (a)	32,461	20,991
Airport City, Ltd. (a)	18,019	174,456
Allot Communications, Ltd. (a)	10,277	49,305
Alony Hetz Properties & Investments, Ltd.	32,100	231,126
Caesarstone Sdot-Yam, Ltd. (b)	11,693	355,467
Cellcom Israel, Ltd. (a)	31,673	198,516
Compugen, Ltd. (a)	28,834	139,729
CyberArk Software, Ltd. (a)(b)	6,247	313,225
Delta-Galil Industries, Ltd.	5,353	160,253
Electra, Ltd.	308	38,005
Evogene, Ltd. (a)	20,116	165,340
EZchip Semiconductor, Ltd. (a)	16,409	412,850
Gazit-Globe, Ltd.	20,272	202,983
Harel Insurance Investments & Financial Services, Ltd.	40,627	168,516
IDI Insurance Co., Ltd.	6,605	301,229
Israel Discount Bank, Ltd. (Class A) (a)	430,668	786,304
Ituran Location and Control, Ltd.	12,590	258,831
Jerusalem Oil Exploration (a)	5,313	206,298
Matrix IT, Ltd.	11,349	66,766
Mazor Robotics, Ltd. (a)	14,561	79,021
Melisron, Ltd.	8,318	309,416
Mellanox Technologies, Ltd. (a)(b)	14,892	562,769
Migdal Insurance & Financial Holding, Ltd.	240,923	218,647
Nitsba Holdings 1995, Ltd. (a)	12,707	223,390
Nova Measuring Instruments, Ltd. (a)	25,380	244,624
Oil Refineries, Ltd. (a)	492,418	180,537
Orbotech, Ltd. (a)	24,202	373,921
Partner Communications Co., Ltd. (a)	53,381	211,489
Paz Oil Co., Ltd.	3,108	462,292
RADWARE, Ltd. (a)(b)	25,829	419,979
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,455	190,123
REIT 1, Ltd.	115,039	302,187
Sarine Technologies, Ltd.	106,000	126,732
Shikun & Binui, Ltd.	72,093	130,965
Shufersal, Ltd. (a)	56,832	134,923
SodaStream International, Ltd. (a)(b)	10,860	149,434
Stratasys, Ltd. (a)(b)	19,716	522,277
Strauss Group, Ltd. (a)	18,425	247,066
Syneron Medical, Ltd. (a)	10,039	71,779

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Tower Semiconductor, Ltd. (a)	21,834	$278,703

		9,722,484

ITALY — 1.7%
Amplifon SpA	184,006	1,389,508
Astaldi SpA (b)	111,225	1,011,241
Banca Carige SpA (a)(b)	118,791	192,005
Banca Popolare dell’Etruria e del Lazio SC (a)(b)(e)	46,016	0
Beni Stabili SpA	348,949	270,518
Brunello Cucinelli SpA	4,168	75,464
Cairo Communication SpA (b)	3,952	18,846
Cerved Information Solutions SpA (a)	55,084	405,203
CIR-Compagnie Industriali Riunite SpA (a)	47,814	47,902
Credito Valtellinese SC (a)	388,590	501,431
Danieli & C Officine Meccaniche SpA	4,679	71,241
EI Towers SpA	17,045	1,046,456
Esprinet SpA	42,523	351,250
Gruppo Editoriale L’Espresso SpA (a)(b)	26,073	26,106
Immobiliare Grande Distribuzione SpA	31,764	28,436
IMMSI SpA (a)	443,669	227,862
Industria Macchine Automatiche SpA (b)	6,724	300,227
Interpump Group SpA	98,942	1,315,388
Iren SpA	181,646	295,830
Italmobiliare SpA Preference Shares	13,316	368,627
Maire Tecnimont SpA (a)(b)	16,254	44,996
MARR SpA	4,869	92,287
Newron Pharmaceuticals SpA (a)	3,355	89,274
OVS SpA (a)(g)	18,108	123,502
Piaggio & C. SpA (b)	17,345	41,627
RCS MediaGroup SpA (a)(b)	82,765	82,593
Reply SpA	459	50,288
Safilo Group SpA (a)(b)	6,460	75,355
Salini Impregilo SpA	87,012	330,426
Societa Cattolica di Assicurazioni SCRL	13,847	97,377
Sorin SpA (a)	372,327	1,072,273
Yoox SpA (a)(b)	27,036	811,813

		10,855,352

JAPAN — 33.0%
3-D Matrix, Ltd. (a)(b)	8,300	73,391
Access Co., Ltd. (a)	6,600	37,198
Accordia Golf Co., Ltd. (b)	37,100	334,555
Achilles Corp.	31,000	38,050
Adastria Co., Ltd.	20,910	1,248,332
ADEKA Corp.	40,400	513,412
Aderans Co., Ltd.	17,400	138,166
Advanced Media, Inc. (a)(b)	3,900	25,107
Advantest Corp. (b)	37,000	264,451
Adways, Inc. (b)	8,100	50,724
AEON REIT Investment Corp.	361	380,397
Ahresty Corp.	8,100	47,478
Ai Holdings Corp. (b)	19,900	490,667
Aica Kogyo Co., Ltd.	25,200	502,254
Aichi Steel Corp. (b)	32,000	120,235
Aiful Corp. (a)(b)	95,800	353,556
Ain Pharmaciez, Inc.	14,700	747,489
Alpine Electronics, Inc.	21,000	228,823
Amano Corp.	29,900	343,526
Amiyaki Tei Co., Ltd.	1,700	66,643
AnGes MG, Inc. (a)(b)	47,000	80,449
Anritsu Corp. (b)	62,200	376,529
AOKI Holdings, Inc.	9,800	118,894
Arcs Co., Ltd.	24,500	460,276
Argo Graphics, Inc.	8,200	118,517
Ariake Japan Co., Ltd. (b)	3,900	152,236
Arisawa Manufacturing Co., Ltd. (b)	12,400	72,993
Artnature, Inc.	14,400	144,523
As One Corp.	3,800	115,651
Asahi Diamond Industrial Co., Ltd. (b)	28,700	259,046
Asahi Holdings, Inc.	48,173	721,197
Asatsu-DK, Inc.	3,400	76,224
ASKA Pharmaceutical Co., Ltd.	12,100	130,936
ASKUL Corp. (b)	6,600	250,465
Asukanet Co., Ltd. (b)	5,200	116,795
Ateam, Inc. (b)	6,400	86,570
Atom Corp. (b)	13,700	74,011
Autobacs Seven Co., Ltd. (b)	41,500	687,133
Avex Group Holdings, Inc. (b)	19,000	215,597
Awa Bank, Ltd.	125,000	718,073
Axial Retailing, Inc.	3,800	124,536
Azbil Corp.	23,900	602,664
Bank of Iwate, Ltd. (b)	1,800	81,309
Bank of Nagoya, Ltd. (b)	187,600	717,412
Bank of Okinawa, Ltd.	44,400	1,829,533
Bank of the Ryukyus, Ltd.	85,820	1,256,864
Best Denki Co., Ltd. (b)	242,269	248,813
Bic Camera, Inc. (b)	60,400	523,989
Broadleaf Co., Ltd.	13,900	140,782
Broccoli Co., Ltd. (b)	18,000	59,366
Bunka Shutter Co., Ltd.	39,600	283,365
C. Uyemura & Co., Ltd.	1,400	67,799
Calsonic Kansei Corp.	56,000	417,551
Can Do Co., Ltd. (b)	22,300	283,952
Capcom Co., Ltd. (b)	23,700	465,629
Central Glass Co., Ltd.	313,345	1,365,725
Chiome Bioscience, Inc. (a)(b)	6,600	28,601
Chiyoda Co., Ltd. (b)	18,600	595,591
Chiyoda Corp.	29,000	197,345
Chiyoda Integre Co., Ltd.	5,600	119,467
Chudenko Corp. (b)	4,600	89,031
Chugoku Marine Paints, Ltd.	33,000	208,032
CKD Corp.	4,000	32,831
Clarion Co., Ltd. (b)	59,000	185,722
Cocokara fine, Inc.	13,400	493,416
Colowide Co., Ltd. (b)	28,300	396,505
Comforia Residential REIT, Inc.	119	224,060
Cosmo Oil Co., Ltd. (a)	336,000	460,101
Create Restaurants Holdings, Inc. (b)	4,600	94,984
CROOZ, Inc. (b)	2,300	78,449

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

CYBERDYNE, Inc. (a)(b)	17,300	$204,107
D.Western Therapeutics Institute, Inc. (a)	9,300	44,650
Daibiru Corp.	5,600	43,392
Daido Metal Co., Ltd.	26,600	220,325
Daido Steel Co., Ltd. (b)	146,000	460,802
Daifuku Co., Ltd. (b)	45,600	622,519
Daihen Corp.	48,000	226,043
DAIICHI CHUO KISEN KAISHA (a)(b)(e)	328,834	0
Daikyo, Inc. (b)	107,000	180,470
Daio Paper Corp. (b)	47,000	385,371
Daiseki Co., Ltd.	5,700	96,805
Daishi Bank, Ltd.	174,000	815,046
Daishinku Corp. (a)	9,000	17,359
Daito Bank, Ltd.	41,000	55,801
Daito Pharmaceutical Co., Ltd.	2,900	64,337
Daiwa House REIT Investment Corp. (b)	125	458,711
Daiwahouse Residential Investment Corp. (b)	250	508,913
DCM Holdings Co., Ltd.	73,393	535,595
Denki Kagaku Kogyo Kabushiki Kaisha	160,000	627,896
Densan System Co., Ltd.	15,300	252,179
Denyo Co., Ltd.	3,800	59,967
Descente, Ltd.	10,500	147,902
Digital Garage, Inc.	16,600	228,282
Dip Corp.	8,500	139,248
DMG Mori Co., Ltd. (b)	46,900	591,708
Doutor Nichires Holdings Co., Ltd. (b)	75,272	1,152,036
DTS Corp.	52,262	1,230,130
Dunlop Sports Co., Ltd.	2,600	24,358
Duskin Co., Ltd. (b)	6,400	115,747
Dynam Japan Holdings Co., Ltd.	103,200	127,834
Eagle Industry Co., Ltd.	13,000	230,769
Earth Chemical Co., Ltd.	10,600	402,705
Ebara Corp. (b)	63,000	231,453
EDION Corp. (b)	103,600	709,322
Ehime Bank, Ltd. (b)	630,200	1,304,969
Eidai Co., Ltd.	14,000	48,044
Eighteenth Bank, Ltd.	483,730	1,490,388
Eizo Corp. (b)	5,900	136,952
Elecom Co., Ltd.	8,600	98,448
en-japan, Inc.	5,800	154,486
Enplas Corp. (b)	5,300	182,766
EPS Holdings, Inc.	2,900	28,306
Euglena Co., Ltd. (a)(b)	32,800	481,463
Exedy Corp. (b)	7,000	154,536
F@N Communications, Inc. (b)	13,800	90,337
Fancl Corp. (b)	7,900	112,928
FCC Co., Ltd. (b)	80,428	1,284,672
Feed One Holdings Co., Ltd. (b)	48,000	57,312
Ferrotec Corp.	10,400	89,615
Fields Corp.	3,500	47,401
Financial Products Group Co., Ltd. (b)	11,900	85,252
Foster Electric Co., Ltd.	4,400	87,475
FP Corp. (b)	11,100	410,116
Frontier Real Estate Investment Corp.	104	402,488
Fudo Tetra Corp. (b)	83,000	110,191
Fuji Kyuko Co., Ltd.	27,000	252,044
Fuji Machine Manufacturing Co., Ltd.	39,400	344,768
Fuji Oil Co., Ltd.	41,500	537,093
Fuji Pharma Co., Ltd.	3,500	58,506
Fuji Seal International, Inc. (b)	8,900	255,634
Fujibo Holdings, Inc.	72,000	134,063
Fujicco Co., Ltd.	10,000	202,396
Fujikura, Ltd.	125,000	513,506
Fujimori Kogyo Co., Ltd.	7,500	183,484
Fujitec Co., Ltd. (b)	36,400	316,086
Fujitsu General, Ltd.	29,000	313,815
Fujiya Co., Ltd. (a)	68,000	108,446
Fukuda Corp.	20,000	189,538
Fukuda Denshi Co., Ltd.	4,900	241,799
Fukuoka REIT Corp.	1,217	1,798,597
Fukuyama Transporting Co., Ltd. (b)	97,000	522,398
Furukawa Co., Ltd. (b)	160,387	337,474
Furukawa Electric Co., Ltd.	343,000	538,421
Fuso Pharmaceutical Industries, Ltd.	22,000	50,332
Futaba Corp.	12,200	156,976
Fuyo General Lease Co., Ltd.	9,600	366,718
Genki Sushi Co., Ltd.	5,000	80,825
Global One Real Estate Investment Corp.	52	155,872
GLOBERIDE, Inc. (b)	6,800	79,489
Glory, Ltd.	12,800	301,070
GMO Internet, Inc.	30,300	390,625
GMO Payment Gateway, Inc.	6,200	238,133
GNI Group, Ltd. (a)(b)	46,000	76,049
Gree, Inc. (b)	46,600	208,166
Gulliver International Co., Ltd. (b)	29,700	270,800
Gurunavi, Inc. (b)	12,300	202,116
Hankyu REIT, Inc.	85	89,496
Hanwa Co., Ltd. (b)	88,000	321,830
Happinet Corp.	3,700	35,899
Harmonic Drive Systems, Inc. (b)	15,500	220,532
Hazama Ando Corp. (b)	92,400	588,663
Hearts United Group Co., Ltd. (b)	1,300	17,845
Heiwa Real Estate Co., Ltd.	14,900	158,996
Heiwa Real Estate REIT, Inc.	183	134,005
Heiwado Co., Ltd.	18,600	407,363
HI-LEX CORP.	6,800	198,722
Hibiya Engineering, Ltd.	7,500	83,288
Higo Bank, Ltd. (b)	110,000	811,005
Hiramatsu, Inc.	15,400	81,137
Hitachi Kokusai Electric, Inc.	20,372	214,156
Hitachi Maxell, Ltd.	11,100	159,876
Hitachi Transport System, Ltd.	9,600	157,508
Hitachi Zosen Corp.	153,700	794,392
Hogy Medical Co., Ltd. (b)	2,300	105,239
Hokkaido Gas Co., Ltd. (b)	12,000	27,754
Hokkoku Bank, Ltd.	145,000	585,981
Hokuetsu Bank, Ltd.	926,000	1,878,829
Hokuetsu Kishu Paper Co., Ltd. (b)	21,300	115,424

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hokuriku Electric Industry Co., Ltd. (b)	33,000	$38,300
Hokuto Corp.	5,000	90,010
Horiba, Ltd. (b)	17,913	650,620
Hoshino Resorts REIT, Inc.	27	242,800
Hosiden Corp. (b)	104,100	548,467
House Foods Group, Inc. (b)	31,300	527,917
Hulic Reit, Inc.	228	300,789
Hyakujushi Bank, Ltd.	151,000	542,145
IBJ Leasing Co., Ltd. (b)	12,300	238,677
Ichigo Office REIT Investment	404	278,632
Ichigo, Inc. (b)	16,400	37,931
Iino Kaiun Kaisha, Ltd.	111,380	502,193
Imasen Electric Industrial	9,500	81,146
Imperial Hotel, Ltd.	10,900	220,066
Inaba Denki Sangyo Co., Ltd. (b)	3,000	90,177
Inabata & Co., Ltd.	3,400	35,316
Industrial & Infrastructure Fund Investment Corp.	144	626,427
Infomart Corp.	21,600	243,477
Intage Holdings, Inc.	4,000	56,945
Internet Initiative Japan, Inc. (b)	15,500	276,700
Invesco Office J-REIT, Inc.	116	90,658
Invincible Investment Corp.	1,183	657,853
Iriso Electronics Co., Ltd. (b)	3,300	143,281
Iseki & Co., Ltd. (b)	56,000	80,424
Ishihara Sangyo Kaisha, Ltd. (a)	84,000	72,241
IT Holdings Corp.	38,808	875,865
Itfor, Inc. (b)	37,000	148,908
Itoham Foods, Inc. (b)	60,000	325,137
Itoki Corp.	27,900	177,280
Iwasaki Electric Co., Ltd.	27,000	53,881
Iwatani Corp. (b)	125,000	707,636
J Trust Co., Ltd.	39,400	314,832
Jaccs Co., Ltd. (b)	75,000	281,176
Japan Asset Marketing Co., Ltd. (a)(b)	54,300	48,966
Japan Aviation Electronics Industry, Ltd.	21,000	312,637
Japan Cash Machine Co., Ltd. (b)	3,200	34,093
Japan Communications, Inc. (a)(b)	58,400	152,138
Japan Digital Laboratory Co., Ltd.	4,000	55,008
Japan Display, Inc. (a)	110,400	316,179
Japan Excellent, Inc.	672	739,528
Japan Hotel REIT Investment Corp.	1,305	831,391
Japan Logistics Fund, Inc.	868	1,558,943
Japan Petroleum Exploration Co., Ltd.	3,900	102,413
Japan Pile Corp. (b)	6,600	40,890
Japan Rental Housing Investments, Inc.	48	31,301
Japan Securities Finance Co., Ltd.	25,100	127,842
Japan Steel Works, Ltd. (b)	154,000	486,052
Japan Tissue Engineering Co., Ltd. (a)(b)	2,800	21,953
JCR Pharmaceuticals Co., Ltd. (b)	3,800	72,405
Jeol, Ltd. (b)	41,000	234,159
Jin Co., Ltd. (b)	6,600	308,604
Joban Kosan Co., Ltd.	80,000	100,864
Juki Corp. (b)	32,200	342,259
Juroku Bank, Ltd.	83,000	361,758
Justsystems Corp.	7,700	56,706
JVC Kenwood Corp.	75,600	168,540
K’s Holdings Corp. (b)	21,900	685,718
Kadokawa Dwango (b)	22,700	300,797
Kaga Electronics Co., Ltd.	6,400	81,226
Kagome Co., Ltd. (b)	16,300	261,176
Kagoshima Bank, Ltd. (b)	51,000	413,059
Kanamoto Co., Ltd. (b)	16,900	302,539
Kandenko Co., Ltd. (b)	25,000	161,149
Kanematsu Corp.	555,498	774,585
Kasai Kogyo Co., Ltd. (b)	8,000	88,907
Katakura Industries Co., Ltd. (b)	74,974	798,162
Kato Sangyo Co., Ltd.	14,600	315,004
KAWADA TECHNOLOGIES, Inc. (b)	1,300	45,752
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	158,721
Keihin Corp.	12,800	180,193
Keiyo Bank, Ltd.	140,000	741,118
Kenedix Office Investment Corp.	129	612,875
Kenedix Residential Investment Corp.	106	273,486
Kenedix, Inc. (b)	101,600	335,938
KEY Coffee, Inc. (b)	6,100	103,038
Kintetsu World Express, Inc.	6,000	105,306
Kissei Pharmaceutical Co., Ltd.	7,900	179,418
Kitano Construction Corp.	15,000	39,327
Kito Corp.	15,000	110,967
Kitz Corp.	177,500	785,497
Kiyo Bank, Ltd.	95,960	1,531,963
KLab, Inc. (a)(b)	15,500	149,092
Kokuyo Co., Ltd.	32,600	344,333
Komeri Co., Ltd. (b)	10,300	222,487
Komori Corp.	72,036	738,013
Kotobuki Spirits Co., Ltd. (b)	7,000	229,115
Kourakuen Holdings Corp. (b)	8,000	99,528
Kumagai Gumi Co., Ltd.	164,000	510,767
Kurabo Industries, Ltd.	508,600	900,290
Kureha Corp. (b)	35,000	125,371
Kuroda Electric Co., Ltd.	6,500	120,160
Kusuri No Aoki Co., Ltd.	3,600	190,273
KYB Co., Ltd. (b)	228,832	601,863
Kyoei Steel, Ltd. (b)	4,000	62,589
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,800	157,255
Kyokuyo Co., Ltd. (b)	22,000	48,128
KYORIN Holdings, Inc.	30,300	461,970
Kyoritsu Maintenance Co., Ltd.	2,800	179,318
Kyosan Electric Manufacturing Co., Ltd.	12,000	31,963
Kyoto Kimono Yuzen Co., Ltd.	18,000	150,294
Kyowa Exeo Corp.	65,980	635,202
Kyudenko Corp. (b)	18,000	298,635
LAC Co., Ltd. (b)	6,900	81,753
Lasertec Corp. (b)	4,900	49,710
Leopalace21 Corp. (a)(b)	126,700	588,195
Life Corp. (b)	13,600	386,089
Lintec Corp.	12,700	265,845

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Maeda Corp. (b)	74,000	$538,788
Maeda Road Construction Co., Ltd.	16,000	279,481
Makino Milling Machine Co., Ltd. (b)	111,000	692,331
Mandom Corp.	8,800	286,561
Mani, Inc.	12,000	232,455
Marudai Food Co., Ltd. (b)	507,656	1,996,460
Maruha Nichiro Corp. (b)	34,220	490,592
Marusan Securities Co., Ltd. (b)	59,038	595,975
Maruwa Co., Ltd.	1,900	38,741
Marvelous, Inc. (b)	19,200	146,527
Matsuya Co., Ltd. (b)	27,700	399,200
MCUBS MidCity Investment Corp. REIT	71	184,666
Medinet Co., Ltd. (a)(b)	13,900	19,382
Megmilk Snow Brand Co., Ltd. (b)	16,000	305,398
Meidensha Corp. (b)	126,000	373,481
Meitec Corp.	12,500	434,184
Melco Holdings, Inc. (b)	4,000	65,261
Message Co., Ltd. (b)	3,500	72,651
Michinoku Bank, Ltd. (b)	627,200	1,084,043
Micronics Japan Co., Ltd. (b)	16,800	151,918
Minato Bank, Ltd.	626,800	1,114,753
Mirait Holdings Corp. (b)	41,860	378,178
Mitani Corp. (b)	4,400	104,007
Mitsuba Corp.	18,100	241,202
Mitsubishi Kakoki Kaisha, Ltd.	16,000	36,605
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	42,775
Mitsubishi Pencil Co., Ltd.	14,200	668,710
Mitsubishi Shokuhin Co., Ltd.	1,200	27,303
Mitsui Engineering & Shipbuilding Co., Ltd.	293,000	420,791
Mitsui Mining & Smelting Co., Ltd.	251,000	448,495
Mitsui Sugar Co., Ltd.	11,000	45,740
Mitsui-Soko Holdings Co., Ltd. (b)	235,000	682,837
Mitsumi Electric Co., Ltd. (b)	55,700	306,951
Miura Co., Ltd.	48,300	556,943
Miyaji Engineering Group, Inc. (b)	26,000	44,287
Miyazaki Bank, Ltd.	567,800	1,915,344
Miyoshi Oil & Fat Co., Ltd. (b)	30,000	32,564
Mizuno Corp. (b)	39,000	177,147
Mochida Pharmaceutical Co., Ltd.	3,100	178,859
Modec, Inc. (b)	9,000	109,189
Monex Group, Inc. (b)	91,600	224,096
Monogatari Corp.	1,400	54,532
Morinaga & Co., Ltd.	98,000	480,324
Morinaga Milk Industry Co., Ltd.	97,000	402,530
Morita Holdings Corp.	20,800	191,041
MOS Food Services, Inc. (b)	4,700	99,561
Moshi Moshi Hotline, Inc. (b)	22,600	233,048
Musashi Seimitsu Industry Co., Ltd. (b)	6,100	106,399
Musashino Bank, Ltd.	32,880	1,181,885
Mutoh Holdings Co., Ltd.	20,000	47,259
Nachi-Fujikoshi Corp. (b)	84,000	346,479
Nagase & Co., Ltd.	58,900	681,630
Nakanishi, Inc.	25,480	946,737
Namura Shipbuilding Co., Ltd. (b)	18,100	131,180
NanoCarrier Co., Ltd. (a)(b)	10,800	94,505
Nanto Bank, Ltd. (b)	127,000	399,775
NEC Networks & System Integration Corp.	3,700	65,897
NET One Systems Co., Ltd.	117,200	661,522
Neturen Co., Ltd. (b)	132,283	945,470
Next Co., Ltd. (b)	14,900	117,319
Nichi-iko Pharmaceutical Co., Ltd. (b)	25,600	670,112
Nichias Corp.	12,000	71,740
Nichicon Corp. (b)	10,900	77,997
Nichiha Corp.	7,500	103,327
Nichii Gakkan Co. (b)	6,700	46,433
Nichirei Corp. (b)	150,000	934,330
Nichireki Co., Ltd.	13,000	100,514
Nihon Dempa Kogyo Co., Ltd. (b)	25,200	174,642
Nihon Kohden Corp.	20,100	331,965
Nihon M&A Center, Inc. (b)	15,300	664,301
Nihon Nohyaku Co., Ltd. (b)	11,100	74,423
Nihon Parkerizing Co., Ltd.	41,400	336,689
Nihon Trim Co., Ltd. (b)	1,500	55,985
Nihon Unisys, Ltd. (b)	10,800	111,188
Nikkiso Co., Ltd. (b)	63,140	421,232
Nippon Accommodations Fund, Inc.	208	692,089
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	52,904
Nippon Carbon Co., Ltd. (b)	164,712	380,956
Nippon Chemi-Con Corp.	69,000	150,369
Nippon Chemiphar Co., Ltd.	13,000	60,569
Nippon Coke & Engineering Co., Ltd.	35,200	29,685
Nippon Concrete Industries Co., Ltd. (b)	31,400	105,659
Nippon Densetsu Kogyo Co., Ltd.	23,200	414,545
Nippon Flour Mills Co., Ltd.	54,000	336,359
Nippon Gas Co., Ltd. (b)	30,700	871,540
Nippon Kayaku Co., Ltd.	45,000	466,664
Nippon Koei Co., Ltd. (b)	17,000	70,263
Nippon Konpo Unyu Soko Co., Ltd.	130,680	2,299,025
Nippon Light Metal Holdings Co., Ltd. (b)	234,500	348,524
Nippon Paper Industries Co., Ltd. (b)	53,300	811,305
Nippon Parking Development Co., Ltd. (b)	42,100	44,643
NIPPON REIT Investment Corp.	52	111,846
Nippon Seiki Co., Ltd. (b)	55,200	1,066,529
Nippon Sheet Glass Co., Ltd. (a)(b)	414,000	349,134
Nippon Signal Co., Ltd.	31,600	303,955
Nippon Soda Co., Ltd.	64,000	362,844
Nippon Steel & Sumikin Bussan Corp. (b)	36,000	106,108
Nippon Suisan Kaisha, Ltd.	119,699	355,804
Nippon Thompson Co., Ltd.	141,600	584,064
Nippon Yakin Kogyo Co., Ltd. (a)(b)	76,400	95,687
Nipro Corp.	47,900	490,339
Nishi-Nippon Railroad Co., Ltd. (b)	149,000	727,800
Nishimatsu Construction Co., Ltd. (b)	125,000	517,680

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Nishimatsuya Chain Co., Ltd.	23,253	$214,930
Nishio Rent All Co., Ltd.	7,000	136,885
Nissha Printing Co., Ltd. (b)	23,400	444,886
Nisshin Oillio Group, Ltd.	24,000	86,770
Nisshin Steel Co., Ltd. (b)	52,100	463,295
Nissin Electric Co., Ltd.	8,000	49,096
Nissin Kogyo Co., Ltd. (b)	12,900	192,587
Nitto Boseki Co., Ltd. (b)	135,153	402,869
Nitto Kogyo Corp.	8,500	148,119
NOF Corp.	237,600	1,622,818
Nohmi Bosai, Ltd.	16,400	177,604
Nojima Corp. (b)	9,800	108,012
Nomura Real Estate Master Fund, Inc. (b)	241	308,482
Nomura Real Estate Office Fund, Inc.	177	802,497
Nomura Real Estate Residential Fund, Inc. (b)	53	296,940
Noritsu Koki Co., Ltd.	9,800	47,050
Noritz Corp. (b)	4,700	70,442
North Pacific Bank, Ltd.	146,200	576,182
NS United Kaiun Kaisha, Ltd.	19,000	37,281
NSD Co., Ltd.	19,100	233,796
Nuflare Technology, Inc. (b)	1,000	36,613
Obara Group, Inc. (b)	3,500	136,914
Oenon Holdings, Inc.	97,000	170,893
Ogaki Kyoritsu Bank, Ltd.	19,000	74,563
Ohsho Food Service Corp. (b)	6,800	224,840
Oiles Corp. (b)	10,900	161,181
Oita Bank, Ltd.	340,800	1,411,404
Okabe Co., Ltd. (b)	20,700	174,221
Okamoto Industries, Inc. (b)	32,000	301,925
Okamura Corp.	57,600	517,493
Okasan Securities Group, Inc.	88,682	530,915
Oki Electric Industry Co., Ltd.	521,000	809,135
Okinawa Electric Power Co., Inc.	3,000	67,307
OKUMA Corp. (b)	68,000	422,427
Okumura Corp. (b)	84,000	446,074
OncoTherapy Science, Inc. (a)(b)	20,800	52,970
Onward Holdings Co., Ltd. (b)	17,000	100,213
Open House Co., Ltd.	6,600	101,509
Orient Corp. (a)(b)	197,100	332,436
OSAKA Titanium Technologies Co., Ltd.	8,500	222,143
Osaki Electric Co., Ltd. (b)	9,000	44,262
OSG Corp. (b)	46,440	874,397
Otsuka Kagu, Ltd. (b)	7,200	91,559
Pacific Industrial Co., Ltd. (b)	29,300	291,373
Pacific Metals Co., Ltd. (b)	74,000	170,534
Pal Co., Ltd.	5,700	164,672
Paramount Bed Holdings Co., Ltd.	5,600	165,992
Pasona Group, Inc.	11,500	96,886
Penta-Ocean Construction Co., Ltd.	115,600	540,525
PeptiDream, Inc. (a)(b)	14,400	368,522
Piolax, Inc.	5,300	242,508
Pioneer Corp. (a)	165,800	358,554
Poletowin Pitcrew Holdings, Inc.	2,800	25,226
Premier Investment Corp.	345	1,716,862
Qol Co., Ltd.	8,600	122,862
Raito Kogyo Co., Ltd.	14,500	136,689
Relo Holdings, Inc.	5,900	574,408
Rengo Co., Ltd. (b)	212,000	817,802
ReproCELL, Inc. (a)(b)	21,000	80,483
Riso Kagaku Corp.	9,200	155,939
Rock Field Co., Ltd. (b)	5,300	121,874
Rohto Pharmaceutical Co., Ltd. (b)	46,400	710,151
Roland DG Corp.	4,400	93,977
Round One Corp. (b)	22,100	88,758
Ryobi, Ltd.	37,000	137,786
Ryosan Co., Ltd.	3,500	81,564
Sagami Chain Co., Ltd. (b)	21,000	212,867
Saibu Gas Co., Ltd. (b)	121,000	275,815
Saizeriya Co., Ltd.	8,400	189,792
Sakai Chemical Industry Co., Ltd.	267,765	748,977
San-A Co., Ltd.	10,200	446,274
San-Ai Oil Co., Ltd.	17,000	115,969
San-In Godo Bank, Ltd.	11,000	107,185
Sanden Holdings Corp. (b)	56,000	173,473
Sangetsu Co., Ltd.	16,300	259,270
Sanix, Inc. (a)(b)	10,700	22,693
Sanken Electric Co., Ltd. (b)	68,000	228,247
Sankyo Tateyama, Inc.	4,400	68,113
Sankyu, Inc.	136,000	655,216
Sanwa Holdings Corp.	87,300	597,721
Sanyo Electric Railway Co., Ltd.	39,000	152,724
Sanyo Shokai, Ltd. (b)	207,000	622,218
Sanyo Special Steel Co., Ltd.	224,937	850,803
Sapporo Holdings, Ltd. (b)	231,000	898,810
Sato Holdings Corp. (b)	41,040	762,443
SCREEN Holdings Co., Ltd. (b)	169,000	821,258
Seika Corp.	22,000	46,291
Seikagaku Corp.	20,600	251,641
Seiko Holdings Corp.	59,000	341,394
Seiren Co., Ltd.	134,580	1,486,656
Sekisui House REIT, Inc.	139	143,683
Sekisui House SI Residential Investment Corp.	270	230,852
Senko Co., Ltd. (b)	42,000	294,577
Senshu Ikeda Holdings, Inc.	103,660	448,344
Senshukai Co., Ltd. (b)	17,100	106,942
Septeni Holdings Co., Ltd. (b)	6,900	123,752
Seria Co., Ltd.	7,800	384,252
Shibuya Kogyo Co., Ltd.	10,900	163,548
Shiga Bank, Ltd.	128,000	647,668
Shima Seiki Manufacturing, Ltd. (b)	52,645	720,893
Shimachu Co., Ltd.	40,560	886,620
Shindengen Electric Manufacturing Co., Ltd.	41,000	131,457
Shinkawa, Ltd. (a)	9,200	50,315
Shinkin Central Bank (Class A) Preference Shares	351	645,935
Shinko Electric Industries Co., Ltd. (b)	26,500	148,470
Shinmaywa Industries, Ltd.	26,000	260,944
Shinsho Corp.	40,000	75,481
Ship Healthcare Holdings, Inc.	13,700	293,984
SHO-BOND Holdings Co., Ltd. (b)	11,300	430,714
Shochiku Co., Ltd. (b)	308,600	2,594,750

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Shoei Co., Ltd.	5,600	$83,697
Showa Aircraft Industry Co., Ltd.	7,000	64,585
Showa Corp.	22,500	178,474
Showa Denko KK (b)	537,000	587,375
SIA Reit, Inc.	48	176,746
Sinanen Co., Ltd.	14,000	51,785
Sinfonia Technology Co., Ltd. (b)	330,400	485,537
SK Kaken Co., Ltd. (b)	4,000	390,431
SMK Corp. (b)	125,343	517,008
SMS Co., Ltd.	9,200	154,863
Sodick Co., Ltd. (b)	24,100	149,914
Sogo Medical Co., Ltd.	2,200	69,252
Sosei Group Corp. (b)	6,000	186,114
St Marc Holdings Co., Ltd.	3,000	91,429
Star Micronics Co., Ltd. (b)	18,200	247,094
Starts Corp., Inc.	13,700	211,508
Starts Proceed Investment Corp.	68	96,409
Sumitomo Bakelite Co., Ltd. (b)	54,000	197,487
Sumitomo Forestry Co., Ltd.	88,000	980,186
Sumitomo Mitsui Construction Co., Ltd. (b)	363,600	437,176
Sumitomo Osaka Cement Co., Ltd.	184,793	654,216
Sumitomo Real Estate Sales Co., Ltd.	3,700	94,226
Sumitomo Seika Chemicals Co., Ltd. (b)	12,000	76,550
Sumitomo Warehouse Co., Ltd.	48,000	230,852
Sun Corp. (b)	10,000	108,379
Sun Frontier Fudousan Co., Ltd. (b)	5,800	43,634
SWCC Showa Holdings Co., Ltd. (a)(b)	45,000	28,932
T RAD Co., Ltd.	15,000	23,546
Tabuchi Electric Co., Ltd.	15,800	102,506
Tachi-S Co., Ltd. (b)	18,500	240,045
Tadano, Ltd.	32,000	352,958
Taikisha, Ltd.	6,000	135,265
Taiko Pharmaceutical Co., Ltd. (b)	4,200	59,687
Taiyo Holdings Co., Ltd. (b)	4,600	140,191
Taiyo Yuden Co., Ltd. (b)	59,100	766,847
Takaoka Toko Co., Ltd.	1,900	21,576
Takara Bio, Inc. (b)	23,100	215,444
Takara Holdings, Inc.	87,800	525,634
Takara Leben Co., Ltd. (b)	14,400	70,218
Takara Standard Co., Ltd.	53,000	375,268
Takasago International Corp.	51,739	1,261,016
Takasago Thermal Engineering Co., Ltd. (b)	32,300	445,266
Takashima & Co., Ltd.	36,000	75,748
Takata Corp. (a)(b)	15,400	168,575
Takeuchi Manufacturing Co., Ltd.	20,100	349,084
Takuma Co., Ltd.	34,000	255,784
Tamron Co., Ltd.	5,400	98,157
Tamura Corp. (b)	49,000	135,424
Tanseisha Co., Ltd.	21,600	141,577
TechnoPro Holdings, Inc.	5,400	142,479
Teikoku Electric Manufacturing Co., Ltd. (b)	3,600	23,746
Teikoku Sen-I Co., Ltd. (b)	13,200	153,420
Tekken Corp. (b)	72,000	182,157
TKC Corp. (b)	3,700	94,999
Toa Corp. (h)	33,000	79,080
Toa Corp. (h)	17,500	157,517
Toagosei Co., Ltd.	202,400	1,461,829
Tobishima Corp. (a)(b)	28,000	49,330
TOC Co., Ltd. (b)	156,860	1,094,936
Tochigi Bank, Ltd.	229,000	1,252,411
Toda Corp. (b)	129,000	568,714
Toei Co., Ltd.	170,400	1,335,996
Toho Bank, Ltd.	90,000	332,150
Toho Holdings Co., Ltd. (b)	67,219	1,396,409
Toho Zinc Co., Ltd. (b)	53,000	120,812
Tokai Carbon Co., Ltd. (b)	126,000	300,889
Tokai Corp.	1,600	44,086
TOKAI Holdings Corp. (b)	57,000	237,490
Tokai Rika Co., Ltd.	17,500	359,016
Toko, Inc.	17,000	40,028
Tokuyama Corp. (a)(b)	218,000	354,945
Tokyo Dome Corp.	79,000	344,324
Tokyo Ohka Kogyo Co., Ltd.	16,900	445,907
Tokyo Seimitsu Co., Ltd. (b)	21,200	391,376
Tokyo Steel Manufacturing Co., Ltd.	51,100	277,761
Tokyo Tekko Co., Ltd.	9,000	36,822
Tokyo TY Financial Group, Inc. (b)	17,100	532,568
Tokyotokeiba Co., Ltd.	73,000	174,325
Tokyu Construction Co., Ltd.	14,700	121,022
Tokyu REIT, Inc.	287	369,758
Tomoe Engineering Co., Ltd.	2,800	37,290
TOMONY Holdings, Inc.	215,080	836,866
Tomy Co., Ltd. (b)	52,400	255,076
Top REIT, Inc.	92	355,279
Topcon Corp.	23,800	310,206
Topre Corp.	23,000	442,082
Topy Industries, Ltd. (b)	345,981	710,653
Torii Pharmaceutical Co., Ltd.	3,700	86,626
Torishima Pump Manufacturing Co., Ltd. (b)	5,600	40,072
Toshiba Machine Co., Ltd.	51,000	159,262
Toshiba Plant Systems & Services Corp.	10,900	106,302
Toshiba TEC Corp.	54,000	171,336
Totetsu Kogyo Co., Ltd.	13,100	279,687
Towa Pharmaceutical Co., Ltd. (b)	2,800	178,850
Toyo Construction Co., Ltd.	9,700	42,359
Toyo Corp./Chuo-ku (b)	136,368	1,003,133
Toyo Engineering Corp. (a)(b)	58,000	139,473
Toyo Ink SC Holdings Co., Ltd.	60,000	218,929
Toyo Wharf & Warehouse Co., Ltd.	31,000	48,144
Toyobo Co., Ltd.	391,788	529,952
TPR Co., Ltd.	15,100	342,056
Trusco Nakayama Corp.	10,200	358,978
TS Tech Co., Ltd.	20,600	559,011
TSI Holdings Co., Ltd. (b)	65,100	469,096
Tsubakimoto Chain Co. (b)	62,000	386,707
Tsukui Corp. (b)	4,300	41,253
Tsumura & Co. (b)	27,200	589,354
Tsurumi Manufacturing Co., Ltd.	10,900	174,378
UACJ Corp. (b)	127,000	202,538
Ube Industries, Ltd.	314,000	545,335

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Ulvac, Inc.	33,900	$549,125
UMN Pharma, Inc. (a)(b)	4,600	88,148
Unipres Corp.	16,200	307,051
United Arrows, Ltd. (b)	12,500	515,593
United Super Markets Holdings, Inc. (b)	11,900	100,355
UNITED, Inc. (b)	3,700	39,977
Unitika, Ltd. (a)	1,045,000	497,349
UNY Group Holdings Co., Ltd.	74,300	466,527
Usen Corp. (a)	45,710	114,118
Ushio, Inc. (b)	41,800	500,141
UT Group Co., Ltd. (a)	11,100	59,687
Valor Co., Ltd.	31,400	786,278
VT Holdings Co., Ltd.	21,500	129,253
Wacoal Holdings Corp. (b)	72,000	858,481
Wacom Co., Ltd. (b)	71,600	263,048
Wakachiku Construction Co., Ltd. (b)	38,000	47,276
Wakita & Co., Ltd.	10,900	98,201
WirelessGate, Inc. (b)	4,300	72,238
Xebio Co., Ltd. (b)	8,000	143,347
YAMABIKO Corp.	20,800	168,811
Yamazen Corp.	46,100	379,147
Yodogawa Steel Works, Ltd. (b)	68,040	1,265,755
Yokogawa Bridge Holdings Corp. (b)	16,700	140,555
Yondoshi Holdings, Inc.	13,000	315,869
Yorozu Corp.	13,000	265,069
Yoshinoya Holdings Co., Ltd. (b)	30,400	394,452
Yushin Precision Equipment Co., Ltd.	1,400	23,753
Zenrin Co., Ltd.	56,477	759,691
Zensho Holdings Co., Ltd. (b)	19,000	177,047
ZERIA Pharmaceutical Co., Ltd. (b)	18,000	221,534
Zojirushi Corp.	23,000	329,545

		214,964,119

LUXEMBOURG — 0.1%
ADO Properties SA (a)(g)	4,830	116,564
BRAAS Monier Building Group SA	8,290	221,395
SAF-Holland SA (b)	15,205	199,937
Stabilus SA (a)	5,773	207,822

		745,718

MONGOLIA — 0.0% (f)
Mongolian Mining Corp. (a)(b)	1,198,500	30,465

NETHERLANDS — 1.2%
Amsterdam Commodities NV	15,153	346,748
AVG Technologies NV (a)(b)	21,217	461,470
BE Semiconductor Industries NV	13,164	203,516
Beter Bed Holding NV	12,188	270,737
BinckBank NV	40,236	330,653
Constellium NV (Class A) (a)(b)	31,011	187,927
Corbion NV	38,559	882,350
Fugro NV (a)(b)	18,308	322,996
Grontmij NV (a)(b)	27,184	138,703
IMCD Group NV	12,208	420,126
InterXion Holding NV (a)(b)	14,990	405,929
Koninklijke BAM Groep NV (a)	140,965	655,529
Koninklijke Ten Cate NV	10,937	296,237
Lastminute.com NV (a)	1,524	21,602
NSI NV	48,522	187,619
PostNL NV (a)	132,557	482,075
Refresco Gerber NV (a)(g)	18,100	282,858
Sligro Food Group NV	9,279	337,816
TKH Group NV	15,325	553,482
USG People NV	30,755	418,314
VastNed Retail NV	5,433	234,881
Wessanen	29,255	308,663

		7,750,231

NEW ZEALAND — 1.2%
a2 Milk Co., Ltd. (a)(b)	191,461	85,734
Air New Zealand, Ltd.	233,378	366,512
Argosy Property, Ltd.	322,568	216,664
Chorus, Ltd. (a)(b)	139,259	237,854
Ebos Group, Ltd.	29,522	235,310
Freightways, Ltd.	78,529	278,804
Genesis Energy, Ltd.	181,905	212,947
Goodman Property Trust	363,730	269,907
Heartland New Zealand, Ltd.	234,616	168,094
Infratil, Ltd. (b)	301,317	589,822
Kathmandu Holdings, Ltd. (b)	75,981	68,047
Kiwi Income Property Group, Ltd.	475,201	390,622
Mainfreight, Ltd.	57,394	556,231
Metlifecare, Ltd.	64,510	174,560
New Zealand Oil & Gas, Ltd. (b)	270,759	72,746
Nuplex Industries, Ltd.	136,246	339,039
NZX, Ltd.	241,398	151,334
PGG Wrightson, Ltd.	99,733	25,201
Port of Tauranga, Ltd. (b)	23,290	253,276
Precinct Properties New Zealand, Ltd.	262,402	190,519
Property for Industry, Ltd.	208,131	197,049
Restaurant Brands New Zealand, Ltd.	117,947	297,276
Skellerup Holdings, Ltd.	145,014	119,667
Sky City Entertainment Group, Ltd.	283,223	677,605
Sky Network Television, Ltd.	68,839	204,769
Steel & Tube Holdings, Ltd.	15,741	26,886
Stride Property, Ltd. (b)	247,622	316,015
Summerset Group Holdings, Ltd. (b)	60,041	135,581
Tower, Ltd.	132,035	168,926
Trade Me Group, Ltd.	199,793	467,776
Vital Healthcare Property Trust	210,137	229,866
Warehouse Group, Ltd.	62,435	99,849
Z Energy, Ltd.	70,089	297,262

		8,121,750

NORWAY — 1.7%
AF Gruppen ASA	13,076	168,624
Aker Solutions ASA	56,337	194,439
Atea ASA	39,526	362,592
Austevoll Seafood ASA	34,545	214,641
Avance Gas Holding, Ltd. (g)	12,916	164,289
Bakkafrost P/F	20,227	644,988
Borregaard ASA	53,084	318,940
BW LPG, Ltd. (b)(g)	27,433	170,451
BW Offshore, Ltd.	184,181	74,277
Det Norske Oljeselskap ASA (a)	46,445	258,633

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

DNO ASA (a)(b)	239,030	$252,481
Ekornes ASA	45,383	508,098
Europris ASA (a)(g)	35,638	169,625
Fred Olsen Energy ASA (a)	13,953	72,546
Frontline, Ltd. (a)(b)	62,456	169,869
Hexagon Composites ASA (b)	51,125	89,903
Hoegh LNG Holdings, Ltd. (b)	19,840	267,479
Kongsberg Automotive ASA (a)	199,651	99,240
Kongsberg Gruppen ASA	12,600	181,688
Kvaerner ASA	106,179	48,795
Nordic Semiconductor ASA (a)(b)	80,157	392,328
Norwegian Air Shuttle AS (a)(b)	8,279	323,201
Opera Software ASA (b)	65,873	354,463
Petroleum Geo-Services ASA	102,640	393,834
ProSafe SE (b)	115,010	319,547
Protector Forsikring ASA	55,077	387,411
REC Silicon ASA (a)(b)	875,027	153,053
Salmar ASA	16,174	255,030
Solstad Offshore ASA	10,811	32,192
SpareBank 1 SMN	30,607	193,761
Spectrum ASA	20,451	71,686
Storebrand ASA (a)	144,196	471,637
TGS Nopec Geophysical Co. ASA (b)	36,559	674,177
Thin Film Electronics ASA (a)(b)	279,525	130,423
Tomra Systems ASA	112,596	1,056,000
Veidekke ASA	108,715	1,213,963
Wilh Wilhelmsen ASA (b)	21,194	90,938
XXL ASA (g)	29,626	288,272

		11,233,514

PANAMA — 0.0% (f)
Norstar Holdings, Inc.	6,605	130,101

PORTUGAL — 0.2%
Altri SGPS SA	193,258	777,254
CTT-Correios de Portugal SA	33,558	373,430
Mota-Engil SGPS SA (b)	45,377	96,188
Pharol SGPS SA (a)	234,502	69,891

		1,316,763

SINGAPORE — 2.4%
AIMS AMP Capital Industrial REIT	240,958	229,621
Ascendas Hospitality Trust (b)	498,000	218,897
Ascendas India Trust	584,000	351,164
Ascott Residence Trust	405,600	349,434
Biosensors International Group, Ltd. (a)	621,000	294,799
Boustead Singapore, Ltd.	300,657	158,586
Cache Logistics Trust (b)	481,000	328,131
Cambridge Industrial Trust	1,006,855	431,944
Cape PLC (b)	37,516	133,686
CapitaLand Retail China Trust	323,147	310,216
CDL Hospitality Trusts (b)	394,000	360,222
China New Town Development Co., Ltd. (a)	435,000	15,602
China Yuchai International, Ltd.	21,177	261,960
Civmec, Ltd. (b)	396,000	114,185
Cordlife Group, Ltd. (b)	242,000	215,296
Cosco Corp. Singapore, Ltd. (b)(e)	573,000	151,118
Croesus Retail Trust	181,000	105,654
CSE Global, Ltd. (b)	141,000	50,077
CWT, Ltd. (b)	184,000	256,221
Ezion Holdings, Ltd. (b)	512,000	234,053
Ezra Holdings, Ltd. (a)(b)	1,439,195	118,423
Far East Hospitality Trust	409,000	185,530
First Real Estate Investment Trust	542,031	491,751
Fortune Real Estate Investment Trust	444,000	415,925
Frasers Centrepoint Trust	256,000	342,978
Frasers Commercial Trust (b)	300,357	280,944
Frasers Hospitality Trust	202,000	103,706
GuocoLeisure, Ltd.	395,000	220,849
Haw Par Corp., Ltd.	67,986	388,724
Hong Fok Corp., Ltd.	238,000	112,983
Hyflux, Ltd. (b)	303,000	147,036
IGG, Inc.	430,000	163,676
International Healthway Corp., Ltd. (a)(b)	148,000	8,639
K1 Ventures, Ltd.	255,000	33,895
Keppel DC REIT	231,700	166,210
Keppel Infrastructure Trust (b)	780,538	288,194
Lian Beng Group, Ltd.	123,000	44,982
Lippo Malls Indonesia Retail Trust	1,190,000	267,811
Mapletree Greater China Commercial Trust	675,000	441,487
Mapletree Industrial Trust	775,437	809,849
Metro Holdings, Ltd.	324,000	197,103
Mewah International, Inc.	200,000	40,791
OM Holdings, Ltd. (a)	1,038	131
OSIM International, Ltd. (b)	196,000	223,996
OUE Commercial Real Estate Investment Trust	120,000	54,012
OUE Hospitality Trust	336,333	189,230
OUE, Ltd. (b)	86,000	108,566
Oxley Holdings, Ltd. (b)	122,000	33,891
Pacific Radiance, Ltd. (b)	220,000	48,738
Parkway Life Real Estate Investment Trust	244,000	394,683
Petra Foods, Ltd.	177,000	312,448
Raffles Medical Group, Ltd.	150,702	479,058
Religare Health Trust	446,000	297,982
Rotary Engineering, Ltd.	100,000	23,912
Rowsley, Ltd. (a)	1,592,000	193,696
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (b)	389,729	206,938
Sinarmas Land, Ltd. (b)	571,000	226,890
Sino Grandness Food Industry Group, Ltd. (a)(b)	175,000	36,307
SMRT Corp., Ltd. (b)	344,000	315,718
Soilbuild Business Space REIT	249,000	140,970
Starhill Global REIT	720,000	382,305
Super Group, Ltd.	238,000	128,884
Swiber Holdings, Ltd. (a)(b)	101,300	13,892
Tiger Airways Holdings, Ltd. (a)(b)	305,850	64,530
Tuan Sing Holdings, Ltd.	188,936	38,534
UMS Holdings, Ltd.	319,000	113,296
United Engineers, Ltd. (b)	277,000	374,035
Venture Corp., Ltd.	75,000	437,267
Wing Tai Holdings, Ltd. (b)	543,299	638,096
XP Power, Ltd.	2,552	61,850

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Yoma Strategic Holdings, Ltd. (a)(b)	705,333	$181,058
Yongnam Holdings, Ltd. (a)	115,749	32,562

		15,595,827

SOUTH KOREA — 9.2%
Able C&C Co., Ltd.	7,926	186,899
Actoz Soft Co., Ltd. (a)	1,039	34,625
Advanced Process Systems Corp. (a)	6,345	41,433
AeroSpace Technology of Korea, Inc. (a)(b)	4,370	118,900
AfreecaTV Co., Ltd.	3,198	82,560
Ahnlab, Inc.	2,161	77,667
AJ Rent A Car Co., Ltd. (a)	2,864	29,116
AK Holdings, Inc.	1,903	128,601
Amicogen, Inc.	1,888	132,525
Asiana Airlines, Inc. (a)	43,109	192,032
Basic House Co., Ltd. (a)(b)	1,960	17,941
Binex Co., Ltd. (a)	14,877	212,116
Binggrae Co., Ltd.	4,002	254,915
Bioland, Ltd. (b)	3,897	80,057
Boryung Pharmaceutical Co., Ltd.	3,233	162,837
Bukwang Pharmaceutical Co., Ltd.	8,845	167,527
Byucksan Corp.	28,752	221,468
Cell Biotech Co., Ltd.	1,569	79,291
Celltrion Pharm, Inc. (a)	7,703	83,184
Chabiotech Co., Ltd. (a)(b)	26,172	312,439
Cheil Worldwide, Inc. (a)	42,190	647,817
Choa Pharmaceutical Co. (a)	17,860	62,306
Chong Kun Dang Pharmaceutical Corp.	3,434	223,081
Chongkundang Holdings Corp.	1,955	149,268
CJ Freshway Corp.	1,680	110,838
CNK International Co., Ltd. (a)(e)	16,071	0
Com2uSCorp (a)(b)	6,883	675,350
Corentec Co., Ltd. (a)	2,688	35,831
Cosmax BTI, Inc.	6,239	434,251
Cosmax, Inc.	4,565	820,337
Crown Confectionery Co., Ltd.	275	184,447
CrucialTec Co., Ltd. (a)	6,281	84,255
CrystalGenomics, Inc. (a)	5,283	58,834
CTC BIO, Inc. (a)	6,360	102,754
D.I Corp.	9,174	64,937
Dae Han Flour Mills Co., Ltd.	477	84,711
Daeduck GDS Co., Ltd.	3,270	26,788
Daelim Industrial Co., Ltd.	11,253	637,034
Daesang Corp.	15,655	406,795
Daesang Holdings Co., Ltd.	4,924	100,740
Daewon Pharmaceutical Co., Ltd.	9,018	162,055
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	52,940	284,508
Daewoong Pharmaceutical Co., Ltd.	1,705	116,515
Daou Technology, Inc.	17,815	438,875
DGB Financial Group, Inc.	39,310	348,228
Digital Power Communications Co., Ltd.	13,792	57,074
Dong-A Socio Holdings Co., Ltd.	4,067	499,239
Dong-A ST Co., Ltd.	4,287	415,933
Dongbu HiTek Co., Ltd. (a)(b)	7,247	86,208
DongKook Pharmaceutical Co., Ltd.	3,150	121,185
Dongkuk Steel Mill Co., Ltd. (a)(b)	52,235	314,212
Dongsung Finetec Co., Ltd.	4,278	21,836
Dongwha Pharm Co., Ltd.	30,901	183,013
Dongwon F&B Co., Ltd.	400	135,493
Dongwon Industries Co., Ltd.	1,084	323,289
Doosan Corp.	6,065	567,970
Doosan Heavy Industries & Construction Co., Ltd.	21,613	385,653
Doosan Infracore Co., Ltd. (a)	56,070	310,790
Eo Technics Co., Ltd.	4,887	453,118
Eugene Investment & Securities Co., Ltd. (a)(b)	107,797	270,561
Eugene Technology Co., Ltd.	3,771	38,496
Eusu Holdings Co., Ltd. (a)	6,548	49,001
Fila Korea, Ltd.	6,661	559,158
Gamevil, Inc. (a)(b)	3,228	187,640
GemVax & Kael Co., Ltd. (a)(b)	12,846	366,316
Genexine Co., Ltd. (a)	1,468	99,080
Genic Co., Ltd. (a)	2,881	99,412
GOLFZON Co., Ltd. (a)	2,178	159,128
GOLFZONYUWONHOLDINGS Co., Ltd.	10,618	73,456
Grand Korea Leisure Co., Ltd. (b)	13,600	381,507
Green Cross Cell Corp. (a)	1,763	72,585
Green Cross Corp.	3,889	613,552
Green Cross Holdings Corp.	12,792	432,228
GS Engineering & Construction Corp. (a)	24,481	507,052
GS Home Shopping, Inc.	2,394	383,751
Halla Holdings Corp.	2,582	128,741
Hana Tour Service, Inc.	4,442	543,398
Hanall Biopharma Co., Ltd. (a)(b)	15,743	168,016
Hancom, Inc.	6,137	123,744
Hanil Cement Co., Ltd.	1,658	186,041
Hanil E-Hwa Co., Ltd.	3,416	38,618
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	36,178	125,446
Hanjin Kal Corp.	19,581	415,475
Hanjin Shipping Co., Ltd. (a)(b)	67,455	311,296
Hanjin Transportation Co., Ltd.	4,004	160,457
Hankook Shell Oil Co., Ltd.	290	126,247
Hanmi Pharm Co., Ltd. (a)	441	138,219
Hanmi Semiconductor Co., Ltd.	5,547	47,266
Hansol Chemical Co., Ltd.	2,637	163,074
Hansol Holdings Co., Ltd.	45,736	283,607
Hansol Paper Co., Ltd. (a)(b)	24,113	420,091
Hansol Technics Co., Ltd. (a)	12,244	245,851
Hanwha Investment & Securities Co., Ltd.	131,460	551,770
Hanwha Techwin Co., Ltd. (a)	17,327	451,704
Harim Co., Ltd. (a)(b)	12,374	41,341
Heung-A Shipping Co., Ltd. (b)	40,131	72,624
Hite Jinro Co., Ltd. (b)	31,178	599,729
HLB, Inc. (a)	16,103	350,508
Humax Co., Ltd.	31,097	512,905
Humedix Co., Ltd. (a)	1,426	72,906
Huons Co., Ltd.	4,095	310,588
Hwa Shin Co., Ltd.	3,244	16,531
Hyundai BNG Steel Co., Ltd.	2,480	22,074

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hyundai Corp. (e)	4,024	$125,442
Hyundai Elevator Co., Ltd. (a)	7,791	336,539
Hyundai Engineering Plastics Co., Ltd.	5,124	39,339
Hyundai Home Shopping Network Corp.	3,820	418,966
Hyundai Hy Communications & Networks Co., Ltd.	7,480	22,150
Hyundai Livart Furniture Co., Ltd.	1,875	80,201
Hyundai Merchant Marine Co., Ltd. (a)(b)	48,200	250,089
Hyundai Mipo Dockyard Co., Ltd. (a)	3,861	216,617
Hyundai Rotem Co., Ltd. (a)(b)	23,501	341,025
Hyundai Securities Co., Ltd.	83,732	536,173
i-SENS, Inc. (a)	2,550	80,568
Il Dong Pharmaceutical Co., Ltd.	8,924	198,763
Iljin Display Co., Ltd.	5,724	36,267
Ilyang Pharmaceutical Co., Ltd. (a)	8,074	361,024
iMarketKorea, Inc.	7,858	194,909
InBody Co., Ltd.	2,581	84,705
Innox Corp. (a)	3,499	40,442
Inscobee, Inc. (a)	22,530	25,090
Interojo Co., Ltd.	3,459	108,121
Interpark Holdings Corp.	31,206	335,676
iNtRON Biotechnology, Inc. (a)(b)	4,677	190,781
IS Dongseo Co., Ltd.	6,185	276,037
JB Financial Group Co., Ltd. (b)	294,348	1,502,409
Jeil Pharmaceutical Co.	6,490	111,698
Jenax, Inc. (a)	7,034	77,443
JoyCity Corp. (a)	1,474	29,846
Jusung Engineering Co., Ltd. (a)	8,001	38,341
JW Pharmaceutical Corp.	5,486	175,878
JYP Entertainment Corp. (a)	12,368	43,721
KB Insurance Co., Ltd.	38,858	773,685
KCP Co., Ltd. (a)	6,344	190,539
Kginicis Co., Ltd.	16,592	278,563
KGMobilians Co., Ltd.	2,952	40,844
KH Vatec Co., Ltd. (b)	5,909	76,523
Koh Young Technology, Inc.	2,834	82,010
Kolao Holdings (b)	16,848	191,891
Kolon Corp.	3,818	216,460
Kolon Industries, Inc.	8,764	462,859
Kolon Life Science, Inc. (b)	1,937	271,275
Komipharm International Co., Ltd. (a)(b)	13,569	262,726
KONA I Co., Ltd.	5,973	221,222
Korea Electric Terminal Co., Ltd.	2,520	216,857
Korea Kolmar Co., Ltd. (b)	8,646	720,682
Korea Kolmar Holdings Co., Ltd.	2,056	131,308
Korea Line Corp. (a)	3,874	68,309
Korea Petrochemical Industries	1,394	195,228
Korea Real Estate Investment & Trust Co., Ltd.	51,848	143,913
Korea United Pharm, Inc.	6,868	123,419
Korean Reinsurance Co.	90,039	1,082,473
Kortek Corp. (b)	6,615	80,085
KT Skylife Co., Ltd.	14,760	253,409
Ktis Corp. (b)	13,635	63,269
Kumho Industrial Co., Ltd. (a)(b)	16,820	254,010
Kumho Petrochemical Co., Ltd.	9,546	428,455
Kumho Tire Co., Inc. (a)(b)	61,642	375,479
Kwang Dong Pharmaceutical Co., Ltd.	17,096	186,782
KyungDong City Gas Co., Ltd.	512	46,652
Kyungdong Pharm Co., Ltd.	6,815	137,990
LEENO Industrial, Inc.	3,397	126,675
LF Corp.	12,231	337,944
LG Hausys, Ltd.	3,760	509,137
LG Innotek Co., Ltd.	6,184	459,118
LG International Corp. (b)	36,878	844,713
LG Life Sciences, Ltd. (a)(b)	4,986	232,200
Lock & Lock Co., Ltd.	3,333	40,914
Lotte Food Co., Ltd.	727	643,401
LOTTE Himart Co., Ltd.	4,178	233,345
LS Corp.	12,658	366,295
LS Industrial Systems Co., Ltd.	10,922	419,262
Lumens Co., Ltd. (b)	14,744	46,522
Lutronic Corp.	2,917	101,392
Macrogen, Inc. (a)	3,321	96,103
Maeil Dairy Industry Co., Ltd.	1,489	48,741
Mando Corp.	2,862	330,797
Medipost Co., Ltd. (a)(b)	4,164	315,119
MegaStudy Co., Ltd.	3,897	128,059
MegaStudyEdu Co., Ltd. (a)	2,254	120,563
Meritz Financial Group, Inc.	31,958	388,252
Meritz Fire & Marine Insurance Co., Ltd. (b)	52,927	709,980
Mirae Asset Securities Co., Ltd. (b)	18,559	437,631
Mirae Corp. (a)	194,561	89,951
Modetour Network, Inc.	3,051	98,714
Muhak Co., Ltd. (a)	5,941	235,826
Naturalendo Tech Co., Ltd. (a)(b)	10,611	205,900
Neowiz Games Corp. (a)(b)	11,566	181,008
NEPES Corp. (a)	5,790	35,464
Nexen Tire Corp. (b)	25,776	312,061
NH Investment & Securities Co., Ltd.	3	25
NHN Entertainment Corp. (a)(b)	10,361	563,810
NICE Holdings Co., Ltd.	5,338	120,919
NongShim Co., Ltd.	2,725	841,433
OCI Co., Ltd.	7,393	513,949
OCI Materials Co., Ltd.	1,334	102,529
Opto Device Technology Co., Ltd.	6,003	43,555
Osstem Implant Co., Ltd. (a)	3,020	166,122
Paradise Co., Ltd.	24,057	455,648
Partron Co., Ltd. (b)	24,142	191,458
Pharmicell Co., Ltd. (a)	9,758	41,163
Poongsan Corp.	18,103	383,350
Posco ICT Co., Ltd.	7,881	36,769
Power Logics Co., Ltd. (a)	15,455	49,678
Redrover Co., Ltd. (a)	11,475	91,970
S&T Dynamics Co., Ltd.	7,267	84,607
Sajo Industries Co., Ltd. (a)	1,220	81,313
Sam Yung Trading Co., Ltd.	5,557	95,172
Samchully Co., Ltd.	490	46,301
Samchuly Bicycle Co., Ltd.	5,177	89,974
Samjin Pharmaceutical Co., Ltd.	9,991	221,685

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Samkwang Glass	971	$80,691
Samsung Engineering Co., Ltd. (a)	15,370	395,499
Samsung Fine Chemicals Co., Ltd. (b)	14,206	482,402
Samyang Holdings Corp.	3,831	437,949
Sansung Life & Science Co., Ltd. (a)(b)	7,273	260,166
Sapphire Technology Co., Ltd. (a)(b)	2,664	28,768
Schnell Biopharmaceuticals, Inc.	38,640	110,512
SeAH Steel Corp.	660	38,421
Sebang Co., Ltd.	2,593	40,143
Seegene, Inc. (a)(b)	13,354	466,427
Seobu T&D (a)	4,499	84,074
Seoul Semiconductor Co., Ltd. (a)(b)	22,950	274,943
SEOWONINTECH Co., Ltd.	2,901	32,184
Seoyeon Co., Ltd.	4,386	49,029
SFA Engineering Corp. (b)	21,033	798,519
Silicon Works Co., Ltd.	1,853	51,433
Silla Co., Ltd.	1,570	23,577
Sindoh Co., Ltd.	840	44,363
SK Chemicals Co., Ltd.	6,907	428,300
SK Communications Co., Ltd. (a)(b)	5,808	41,944
SK Networks Co., Ltd.	68,740	399,577
SKC Co., Ltd.	13,662	439,148
SM Culture & Contents Co., Ltd. (a)	15,511	35,987
SM Entertainment Co. (a)(b)	8,833	296,222
Soulbrain Co., Ltd.	7,367	266,637
Suheung Co., Ltd.	1,530	64,153
SundayToz Corp. (a)(b)	11,324	142,350
Sungshin Cement Co., Ltd. (a)	7,157	70,948
Sungwoo Hitech Co., Ltd.	27,939	186,213
Suprema, Inc. (a)	3,252	61,731
Synopex, Inc. (a)	29,999	38,343
Taekwang Industrial Co., Ltd.	512	517,054
Taihan Electric Wire Co., Ltd. (a)(e)	26,608	0
Tera Semicon Co., Ltd. (a)	2,641	36,987
Tongyang Life Insurance Co., Ltd.	7,703	92,283
Tongyang, Inc. (a)	135,510	346,406
Tovis Co., Ltd.	7,512	62,679
Value Added Technologies Co., Ltd.	3,600	118,907
Vieworks Co., Ltd.	1,640	45,936
ViroMed Co., Ltd. (a)(b)	4,963	515,016
Webzen, Inc. (a)	12,328	332,304
WeMade Entertainment Co., Ltd. (a)(b)	5,598	222,446
Whanin Pharmaceutical Co., Ltd.	8,588	148,531
Wins Co., Ltd.	3,913	48,199
WiSoL Co., Ltd.	5,330	64,978
Wonik IPS Co., Ltd. (a)	44,528	343,361
Woojeon & Handan Co., Ltd. (a)	8,140	11,812
Woongjin Thinkbig Co., Ltd. (a)	8,092	56,596
YG Entertainment, Inc. (b)	6,635	292,202
Yuanta Securities Korea Co., Ltd. (a)(b)	74,382	268,586
Yungjin Pharmaceutical Co., Ltd. (a)(b)	52,933	90,879

		59,630,400

SPAIN — 1.1%
Applus Services SA	33,782	319,774
Axiare Patrimonio SOCIMI SA REIT	21,539	294,045
Baron de Ley (a)	953	100,049
Construcciones y Auxiliar de Ferrocarriles SA	2,206	679,266
Euskaltel SA (a)(g)	30,878	355,016
Faes Farma SA	245,510	644,018
Hispania Activos Inmobiliarios SA (a)	24,049	333,814
Indra Sistemas SA (a)(b)	43,566	450,902
Lar Espana Real Estate Socimi SA REIT (b)	16,493	157,408
Let’s GOWEX SA (a)(b)(c)	9,561	0
NH Hotel Group SA (a)(b)	56,135	299,518
Obrascon Huarte Lain SA (b)	15,793	207,316
Promotora de Informaciones SA (Class A) (a)(b)	44,325	165,750
Sacyr SA (b)	114,311	252,009
Saeta Yield SA	13,520	124,506
Talgo SA (a)(g)	36,302	184,376
Tubacex SA (b)	156,828	329,987
Tubos Reunidos SA (b)	210,511	202,085
Vidrala SA	25,396	1,190,911
Zeltia SA (a)(b)	171,993	646,037

		6,936,787

SWEDEN — 2.8%
AddTech AB (Class B)	25,329	359,382
AF AB (Class B)	29,012	400,396
Arcam AB (a)(b)	8,312	145,932
Avanza Bank Holding AB	9,892	405,137
B&B Tools AB (Class B)	13,069	173,354
Beijer Alma AB	8,849	188,859
Beijer Ref AB	15,390	311,945
Bilia AB (Class A)	12,880	257,230
BioGaia AB (Class B)	3,822	126,230
Bufab Holding AB	22,632	124,129
Byggmax Group AB	26,931	239,221
Clas Ohlson AB (Class B)	13,332	203,468
Cloetta AB (Class B) (a)	107,482	306,284
Com Hem Holding AB	40,542	338,130
Concentric AB	21,761	252,324
D. Carnegie Co. & AB (a)	9,241	58,396
Duni AB	13,358	195,901
Eltel AB (a)(g)	21,773	238,185
Evolution Gaming Group AB (a)(g)	10,019	319,550
Fingerprint Cards AB (Class B) (a)(b)	24,277	894,426
Haldex AB	47,566	499,080
Hemfosa Fastigheter AB	46,402	493,782
HIQ International AB (a)	31,419	170,824
Hoist Finance AB (a)(g)	16,924	123,090
Holmen AB (Class B)	24,349	680,792

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Industrial & Financial Systems (Class B)	10,291	$361,968
Indutrade AB	12,403	565,356
Investment AB Oresund	7,600	155,406
Inwido AB	30,258	311,165
JM AB	24,922	667,990
KNOW IT AB	22,925	140,086
Kungsleden AB	66,774	447,838
Lagercrantz Group AB (Class B)	7,540	171,260
Lifco AB (Class B) (b)	17,285	376,117
Lindab International AB	20,335	150,445
Loomis AB (Class B)	19,877	519,259
Medivir AB (Class B) (a)	11,002	94,776
Modern Times Group AB (Class B)	19,671	504,496
Mycronic AB	15,270	83,751
NetEnt AB (a)	12,618	700,327
New Wave Group AB (Class B) (b)	163,633	630,179
Nolato AB (Class B)	11,822	296,006
Nordnet AB (Class B)	50,912	190,001
Opus Group AB (b)	84,191	60,731
Orexo AB (a)(b)	7,644	54,456
Proffice AB (Class B)	63,594	141,033
Qliro Group AB (a)(b)	93,173	116,646
Ratos AB (Class B)	54,151	325,731
Recipharm AB (Class B)	8,287	151,175
Rezidor Hotel Group AB	47,812	183,562
Sagax AB Class B	35,118	248,090
SAS AB (a)(b)	45,087	84,400
SkiStar AB	10,546	149,632
Sweco AB (Class B) (b)	15,682	216,895
Systemair AB	11,478	146,091
Tethys Oil AB	30,417	161,024
Thule Group AB (g)	26,938	308,338
Vostok New Ventures, Ltd. SDR (a)(b)	21,023	125,957
Wihlborgs Fastigheter AB	120,497	2,155,055

		18,501,289

SWITZERLAND — 2.5%
AFG Arbonia-Forster Holding AG (a)(b)	19,882	183,335
APG SGA SA	294	113,737
Ascom Holding AG	20,419	375,111
Autoneum Holding AG (a)	1,378	249,763
Basilea Pharmaceutica AG (a)	8,405	806,006
Belimo Holding AG	846	1,774,946
Bell AG (b)	79	219,512
Bobst Group SA	2,683	108,462
Bossard Holding AG (a)(b)	1,949	182,014
Burckhardt Compression Holding AG	1,337	431,026
Cembra Money Bank AG (a)	9,682	570,753
Comet Holding AG (a)	332	228,843
Conzzeta AG	184	121,179
EFG International AG (a)(b)	18,764	199,719
Evolva Holding SA (a)(b)	101,863	106,335
Gategroup Holding AG (a)	7,794	262,034
Gurit Holding AG (a)	64	35,370
HBM Healthcare Investments AG (Class A) (a)	3,024	284,728
Huber & Suhner AG	6,100	262,205
Implenia AG	4,852	239,347
Inficon Holding AG (a)	911	253,599
Interroll Holding AG (a)	388	275,980
Intershop Holding AG	245	101,801
Kardex AG (a)	3,943	260,082
Komax Holding AG	2,142	346,368
Kudelski SA	49,482	676,067
Kuoni Reisen Holding (Class B) (a)(b)	1,553	290,542
LEM Holding SA	265	189,034
MCH Group AG	410	24,505
Metall Zug AG (Class B)	62	163,074
Meyer Burger Technology AG (a)(b)	36,878	236,267
Micronas Semiconductor Holding AG (a)	36,638	140,613
Mobilezone Holding AG	13,905	189,982
Mobimo Holding AG (a)	2,998	603,221
Myriad Group AG (a)(b)	26,654	86,746
Orascom Development Holding AG (a)	5,150	62,194
Oriflame Holding AG (a)(b)	19,195	237,562
Orior AG (a)	5,571	307,885
Phoenix Mecano AG	109	50,506
Rieter Holding AG (a)	286	42,179
Santhera Pharmaceutical Holding AG (a)	2,073	229,131
Schmolz + Bickenbach AG (a)	179,040	113,606
Schweiter Technologies AG	326	262,075
Siegfried Holding AG (a)(b)	1,687	301,281
Swissquote Group Holding SA	5,350	117,173
Tecan Group AG	4,521	634,819
U-Blox AG (a)(b)	2,765	554,924
Valiant Holding AG	6,402	737,760
Valora Holding AG (a)	5,881	1,116,493
Vaudoise Assurances Holding SA	430	222,239
Wizz Air Holdings PLC (a)(g)	16,491	511,335
Ypsomed Holding AG (a)(b)	1,047	112,940
Zehnder Group AG	2,480	81,347

		16,287,755

UNITED KINGDOM — 10.1%
4imprint Group PLC	7,943	149,193
A.G.BARR PLC	44,638	354,643
Acacia Mining PLC	37,205	139,764
Air Berlin PLC (a)(b)	96,798	97,786
Aldermore Group PLC (a)	59,529	252,751
Alent PLC	99,502	732,502
Allied Minds PLC (a)(b)	87,319	465,578
Amarin Corp. PLC ADR (a)(b)	63,637	122,819
AO World PLC (a)(b)	82,382	210,143
APR Energy PLC (a)(b)	20,882	25,068
Arrow Global Group PLC	65,846	279,273
Assura PLC (h)	382,690	317,375
Assura PLC (a)(h)	76,538	5,507
Avon Rubber PLC	4,168	57,705
Big Yellow Group PLC	56,233	616,695
Bloomsbury Publishing PLC	20,333	52,205
Bodycote PLC	47,750	398,534
Brammer PLC	53,932	211,586

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Brewin Dolphin Holdings PLC	105,919	$412,333
Cairn Energy PLC (a)	242,202	513,626
Centamin PLC	446,711	412,760
Chemring Group PLC	185,059	625,109
Chesnara PLC	48,703	248,246
Chime Communications PLC	22,640	124,658
Circassia Pharmaceuticals PLC (a)	85,549	379,685
Clarkson PLC	11,832	365,082
Coats Group PLC (a)(b)	554,891	224,839
Communisis PLC	50,048	41,696
Computacenter PLC	31,379	359,337
Connect Group PLC	68,194	162,176
Consort Medical PLC	11,258	159,446
Countrywide PLC	65,053	494,666
Cranswick PLC	20,177	487,787
Daejan Holdings PLC	2,159	207,994
Dairy Crest Group PLC (b)	61,869	570,262
Darty PLC	338,792	495,224
De La Rue PLC	36,082	263,301
Debenhams PLC	446,022	533,733
Dechra Pharmaceuticals PLC	27,603	392,611
Development Securities PLC	52,834	196,074
Devro PLC	59,938	267,834
Dialight PLC (b)	12,053	116,025
Dignity PLC	14,439	520,104
Diploma PLC	46,383	467,220
Doric Nimrod Air Three, Ltd. Preference Shares	52,279	82,753
Drax Group PLC	158,731	586,668
E2V Technologies PLC	99,728	342,913
Electrocomponents PLC	167,594	454,669
Elementis PLC	140,194	473,985
Empiric Student Property PLC REIT	17,781	29,290
EnQuest PLC (a)(b)	287,677	120,923
Enterprise Inns PLC (a)	417,420	684,134
esure Group PLC	109,043	409,629
Exova Group PLC	55,035	150,056
F&C Commercial Property Trust, Ltd.	271,902	569,195
FDM Group Holdings PLC	38,814	283,385
Fenner PLC	159,724	398,599
Fidessa Group PLC	18,343	498,464
Findel PLC (a)	29,200	107,481
Flybe Group PLC (a)	116,973	130,231
Foxtons Group PLC	91,975	330,465
Fuller Smith & Turner PLC (Class A)	19,235	322,538
Games Workshop Group PLC	5,906	48,801
Gem Diamonds, Ltd.	93,122	164,684
Genel Energy PLC (a)	61,107	256,628
Genus PLC	32,443	697,831
Go-Ahead Group PLC	16,931	629,871
Grainger PLC	164,833	594,240
Greggs PLC	49,380	811,562
Gulf Keystone Petroleum, Ltd. (a)(b)	411,790	199,603
Gulf Marine Services PLC	80,602	140,406
Halfords Group PLC	82,886	579,797
Hansteen Holdings PLC	166,701	304,780
Headlam Group PLC	18,764	142,824
Helical Bar PLC	39,625	246,240
HellermannTyton Group PLC	69,481	491,290
Hilton Food Group PLC	29,789	206,494
Hochschild Mining PLC (a)(b)	59,716	63,318
Hogg Robinson Group PLC	29,721	26,956
Home Retail Group PLC	303,826	625,900
HomeServe PLC	121,679	747,943
Hunting PLC	63,124	383,329
Imagination Technologies Group PLC (a)	83,994	279,588
Infinis Energy PLC	51,863	105,662
Innovation Group PLC	542,073	320,231
Intelligent Energy Holdings PLC (a)	46,373	70,419
International Personal Finance PLC	86,309	507,258
Interserve PLC	90,784	789,336
IP Group PLC (a)	211,113	735,502
ITE Group PLC	294,848	629,736
J.D. Wetherspoon PLC	125,913	1,403,749
James Fisher & Sons PLC	19,123	269,679
John Menzies PLC	20,009	125,250
Johnston Press PLC (a)	27,494	31,235
Just Retirement Group PLC (h)	60,945	151,214
Just Retirement Group PLC (a)(h)	7,730	562
Kcom Group PLC	210,191	283,364
Keller Group PLC	53,815	704,708
Ladbrokes PLC	353,571	512,542
Laird PLC	193,114	1,101,336
Lamprell PLC (a)	112,687	194,590
Lancashire Holdings, Ltd.	58,580	613,152
Lavendon Group PLC	76,592	180,698
Londonmetric Property PLC	136,724	339,855
Lookers PLC	125,460	316,798
Low & Bonar PLC	85,555	84,560
LSL Property Services PLC	38,805	201,321
Luxfer Holdings PLC ADR (b)	8,597	92,762
Marshalls PLC	99,431	537,388
Marston’s PLC	142,055	322,552
McBride PLC (a)	141,225	323,020
McColl’s Retail Group PLC	59,848	134,169
McKay Securities PLC	51,759	196,201
Mears Group PLC	32,944	192,621
Mitie Group PLC	247,359	1,143,545
Morgan Advanced Materials PLC	171,571	733,661
Morgan Sindall PLC	63,258	707,152
Mothercare PLC (a)	57,633	193,150
N Brown Group PLC	69,808	323,781
NCC Group PLC	71,643	297,348
Northgate PLC	46,686	320,987
Novae Group PLC	25,519	334,365
OneSavings Bank PLC	57,723	341,087
Ophir Energy PLC (a)	261,788	356,294
Oxford Immunotec Global PLC (a)(b)	2,662	35,937
Oxford Instruments PLC	22,630	199,503
Pace PLC	166,249	907,831
Paragon Group of Cos. PLC	125,398	750,289
PayPoint PLC	72,438	1,121,394
Pendragon PLC	502,225	315,709

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Petra Diamonds, Ltd. (a)	169,535	$216,228
Petropavlovsk PLC (a)(b)	976,903	87,306
Photo-Me International PLC	48,501	115,527
Polypipe Group PLC	69,777	348,528
Poundland Group PLC	69,883	296,395
Premier Farnell PLC	351,410	557,582
Premier Foods PLC (a)	432,577	209,679
Premier Oil PLC (a)	218,483	220,576
Quintain Estates & Development PLC (a)	178,197	379,918
Rank Group PLC	57,722	233,712
Rathbone Brothers PLC	18,415	575,456
Raven Russia, Ltd. (a)	150,679	86,732
Renewables Infrastructure Group, Ltd.	94,885	146,242
Renold PLC (a)	80,640	87,184
Ricardo PLC	14,892	198,507
Robert Walters PLC	46,788	291,284
RPS Group PLC	194,784	663,123
Safestore Holdings PLC	75,929	339,002
Savills PLC	42,213	583,472
Schroder Real Estate Investment Trust, Ltd.	33,141	29,242
SDL PLC	44,649	219,804
Senior PLC	445,629	1,695,641
Serco Group PLC (a)	364,239	562,214
Shanks Group PLC	398,284	553,528
SIG PLC	301,764	793,520
Skyepharma PLC (a)	44,006	233,970
SOCO International PLC	97,305	232,512
Speedy Hire PLC	179,637	91,835
Spirent Communications PLC	323,256	369,687
ST Modwen Properties PLC	68,639	431,895
St. Ives PLC	59,746	163,579
Stallergenes Greer (a)	407	19,985
SThree PLC	55,531	292,302
Stobart Group, Ltd.	111,141	188,553
Stock Spirits Group PLC	86,343	242,612
Stolt-Nielsen, Ltd.	13,565	194,013
SuperGroup PLC (a)	19,271	397,578
SVG Capital PLC (a)	14,482	102,466
Synergy Health PLC (a)	21,291	699,837
Synthomer PLC	122,653	632,053
Telecom Plus PLC (b)	29,071	491,874
Topps Tiles PLC	25,332	56,023
Trinity Mirror PLC	101,350	231,047
Tritax Big Box REIT PLC	129,828	250,738
Tullett Prebon PLC	213,300	1,208,056
Tyman PLC	60,066	252,711
Urban & Civic PLC	35,687	144,872
Vectura Group PLC (a)	148,664	394,080
Vesuvius PLC	28,836	153,926
Vitec Group PLC	11,271	106,619
Wilmington PLC	20,984	86,457
Wincanton PLC (a)	220,840	686,597
Xaar PLC	30,078	254,912
Xchanging PLC	111,287	179,951
Zeal Network SE	4,283	192,503
Zoopla Property Group PLC (g)	135,776	429,638

		65,605,204

UNITED STATES — 0.1%
Diligent Corp. (a)	56,544	187,367
Globant SA (a)(b)	11,667	356,893
Magnachip Semiconductor Corp. (a)(b)	23,357	153,923
Ormat Technologies, Inc.	1	26

		698,209

TOTAL COMMON STOCKS —
(Cost $780,284,718)		644,586,891

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Kingwell Group, Ltd. (expiring 10/27/15) (a)	59,111	801

SOUTH KOREA — 0.0% (f)
Kortek Corp. (expiring 10/27/15) (a)	1,365	3,743
Mirae Asset Securities Co., Ltd (expiring 11/5/15) (a)	16,168	69,568

		73,311

TOTAL RIGHTS —
(Cost $100,685)		74,112

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
HKC Holdings, Ltd. (expiring 10/17/15) (a)	276,200	356

SINGAPORE — 0.0% (f)
Interra Resources, Ltd. (expiring 12/8/15) (a)	25,700	18

TOTAL WARRANTS —
(Cost $0)		374

SHORT TERM INVESTMENTS — 19.1%
UNITED STATES — 19.1%
MONEY MARKET FUNDS — 19.1%
State Street Navigator Securities Lending Prime Portfolio (i)(j)	123,921,999	123,921,999
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (j)(k)	675,295	675,295

TOTAL SHORT TERM INVESTMENTS —
(Cost $124,597,294)		124,597,294

TOTAL INVESTMENTS — 118.2%
(Cost $904,982,697)		769,258,671
OTHER ASSETS & LIABILITIES — (18.2)%		(118,702,363)

NET ASSETS — 100.0%		$650,556,308

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Affiliated issuer (Note 3).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(i)	Investments of cash collateral for securities loaned.
(j)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(k)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 12.2%
Astro Japan Property Group	632,868	$2,333,266
BGP Holdings PLC (a)(b)	32,410,441	0
BWP Trust (c)	5,700,458	12,369,726
Charter Hall Retail REIT	3,952,349	11,296,438
Dexus Property Group	11,473,821	57,611,071
Goodman Group	18,643,371	76,590,014
GPT Group	20,695,456	65,545,576
Investa Office Fund REIT	7,348,867	20,333,327
Scentre Group	63,591,924	174,164,009
Westfield Corp.	22,832,557	159,860,641

		580,104,068

AUSTRIA — 1.3%
Atrium European Real Estate, Ltd. (a)	2,027,361	8,859,805
BUWOG AG (a)(c)	598,886	12,701,619
CA Immobilien Anlagen AG (a)	875,666	16,098,796
IMMOFINANZ AG (a)	10,784,339	24,798,308

		62,458,528

BELGIUM — 0.8%
Befimmo SA	241,728	14,810,902
Cofinimmo SA	241,963	25,483,095

		40,293,997

BRAZIL — 0.3%
BR Malls Participacoes SA	5,473,940	14,379,239

CANADA — 9.9%
Artis REIT	794,482	7,514,009
Boardwalk REIT	279,239	11,417,828
Brookfield Asset Management, Inc. (Class A)	10,316,280	323,100,319
Canadian Apartment Properties REIT	697,597	14,766,766
Canadian REIT	420,581	12,852,393
Crombie Real Estate Investment Trust	458,486	4,384,120
First Capital Realty, Inc. (c)	1,343,170	18,734,451
H&R Real Estate Investment Trust	1,625,844	24,944,888
RioCan REIT	1,867,978	35,486,984
Smart Real Estate Investment Trust	730,606	16,664,378

		469,866,136

CHINA — 2.0%
Hongkong Land Holdings, Ltd.	14,053,600	92,894,296

FRANCE — 10.7%
Fonciere Des Regions	520,064	45,199,382
Gecina SA	429,341	52,214,474
Klepierre	2,253,225	101,838,888
Mercialys SA REIT	221,833	4,788,990
Unibail-Rodamco SE	1,170,734	302,270,088

		506,311,822

HONG KONG — 6.3%
Champion REIT	26,221,174	13,059,752
Hang Lung Group, Ltd.	829,808	2,815,976
Hang Lung Properties, Ltd.	25,190,755	56,426,927
Hysan Development Co., Ltd.	7,508,846	31,197,843
Link REIT	27,393,855	150,223,397
Prosperity REIT	13,858,000	4,738,511
Wheelock & Co., Ltd.	9,714,545	41,991,633

		300,454,039

ITALY — 0.3%
Beni Stabili SpA (c)	12,785,962	9,912,129
Immobiliare Grande Distribuzione SpA	3,612,076	3,233,647

		13,145,776

JAPAN — 22.1%
Activia Properties, Inc.	5,984	25,032,221
Aeon Mall Co., Ltd.	1,391,440	21,272,714
Daibiru Corp.	691,600	5,358,868
Daiwa Office Investment Corp. (c)	3,884	18,744,642
Frontier Real Estate Investment Corp.	5,934	22,965,048
Fukuoka REIT Corp.	8,041	11,883,747
Global One Real Estate Investment Corp. (c)	2,148	6,438,709
Hankyu REIT, Inc.	7,188	7,568,211
Heiwa Real Estate Co., Ltd. (c)	426,600	4,552,205
Hoshino Resorts REIT, Inc.	590	5,305,640
Hulic Co., Ltd. (c)	5,385,190	48,426,916
Hulic Reit, Inc. (c)	8,244	10,875,899
Japan Excellent, Inc.	14,778	16,263,018
Japan Prime Realty Investment Corp.	10,436	33,852,845
Japan Real Estate Investment Corp.	15,640	71,954,578
Japan Rental Housing Investments, Inc.	19,661	12,821,142
Japan Retail Fund Investment Corp.	29,041	56,159,108
Kenedix Office Investment Corp.	4,846	23,023,204
Kenedix Residential Investment Corp. (c)	4,098	10,573,056
MCUBS MidCity Investment Corp. REIT	3,192	8,302,158
Mitsui Fudosan Co., Ltd.	11,838,000	322,526,565
Mori Hills REIT Investment Corp. (c)	14,666	17,229,626
Mori Trust Sogo REIT, Inc. (c)	12,074	20,646,727
Nippon Building Fund, Inc.	16,870	81,557,467
Nomura Real Estate Office Fund, Inc. (c)	4,502	20,411,523
NTT Urban Development Corp.	1,282,931	11,751,140
Orix JREIT, Inc. (c)	26,738	36,144,802
Premier Investment Corp. (c)	2,671	13,291,997
Tokyu Fudosan Holdings Corp.	6,128,200	40,576,651
Tokyu REIT, Inc.	10,976	14,140,999
Top REIT, Inc.	2,054	7,931,992
United Urban Investment Corp.	31,612	42,179,248

		1,049,762,666

NETHERLANDS — 1.3%
Eurocommercial Properties NV	570,298	24,839,933
VastNed Retail NV (c)	224,270	9,695,718
Wereldhave NV	481,689	27,723,046

		62,258,697

NEW ZEALAND — 0.8%
Argosy Property, Ltd. (c)	9,280,983	6,233,896

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Goodman Property Trust	11,807,097	$8,761,479
Kiwi Income Property Group, Ltd.	14,748,588	12,123,552
Precinct Properties New Zealand, Ltd. (c)	12,066,961	8,761,330

		35,880,257

PHILIPPINES — 2.4%
Ayala Land, Inc.	70,252,000	51,103,295
SM Prime Holdings, Inc.	138,042,300	60,987,880

		112,091,175

SINGAPORE — 6.3%
Ascendas REIT (c)	24,466,831	40,264,705
Cambridge Industrial Trust	12,263,579	5,261,117
CapitaLand Commercial Trust, Ltd.	24,006,676	22,623,916
CapitaLand Mall Trust	31,059,968	41,503,579
CapitaLand, Ltd.	30,088,899	56,711,618
Frasers Commercial Trust (c)	6,850,204	6,407,463
Global Logistic Properties, Ltd. (c)	37,007,100	53,094,088
Guocoland, Ltd. (c)	3,307,666	4,291,894
Keppel REIT (c)	20,270,000	13,614,073
Mapletree Logistics Trust	17,322,649	11,939,093
Starhill Global REIT	16,263,782	8,635,738
Suntec REIT (c)	30,081,351	31,733,614
United Industrial Corp., Ltd. (c)	2,263,131	4,870,371

		300,951,269

SOUTH AFRICA — 2.0%
Capital Property Fund, Ltd.	18,061,496	20,508,099
Growthpoint Properties, Ltd. REIT	26,245,110	48,686,416
Hyprop Investments, Ltd.	2,503,146	21,852,517
SA Corporate Real Estate Fund Nominees Pty, Ltd.	17,576,352	6,470,213

		97,517,245

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(b)	35,998	0

SWEDEN — 2.5%
Castellum AB	2,057,155	28,869,167
Fabege AB	1,681,881	24,605,409
Great Portland Estates PLC	4,110,307	53,233,044
Kungsleden AB	1,869,841	12,540,590

		119,248,210

SWITZERLAND — 2.1%
PSP Swiss Property AG (a)(c)	482,546	39,557,808
Swiss Prime Site AG (a)	832,282	60,647,302

		100,205,110

THAILAND — 0.4%
Central Pattana PCL NVDR	16,114,372	19,868,250

UNITED KINGDOM — 16.1%
Big Yellow Group PLC	1,751,275	19,205,864
British Land Co. PLC	12,221,553	155,228,117
Capital & Counties Properties PLC	8,882,444	58,433,679
Derwent London PLC	1,324,044	72,983,620
Grainger PLC (c)	4,984,489	17,969,605
Hammerson PLC	9,369,555	88,490,439
Intu Properties PLC	9,763,824	48,747,020
Land Securities Group PLC	9,567,165	182,452,543
Segro PLC	8,867,411	57,690,052
Shaftesbury PLC	3,321,066	46,130,458
Workspace Group PLC	1,407,118	19,992,830

		767,324,227

TOTAL COMMON STOCKS —
(Cost $4,460,074,844)		4,745,015,007

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	77,123,206	77,123,206
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	412,581	412,581

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,535,787)		77,535,787

TOTAL INVESTMENTS — 101.5%
(Cost $4,537,610,631)		4,822,550,794
OTHER ASSETS & LIABILITIES — (1.5)%		(69,492,476)

NET ASSETS — 100.0%		$4,753,058,318

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 8.0%
Macquarie Atlas Roads Group (a)	92,573	$252,887
Qube Holdings Ltd. (a)	184,064	255,933
Sydney Airport	249,059	1,042,414
Transurban Group	418,815	2,923,482

		4,474,716

BRAZIL — 0.8%
CPFL Energia SA ADR (b)	11,103	83,273
Ultrapar Participacoes SA ADR	22,334	373,424

		456,697

CANADA — 7.2%
AltaGas, Ltd. (a)	6,970	170,936
Enbridge, Inc.	44,030	1,627,274
Inter Pipeline, Ltd. (a)	17,262	316,991
Pembina Pipeline Corp. (a)	17,646	422,625
TransCanada Corp. (a)	36,498	1,148,814
Veresen, Inc. (a)	15,015	114,234
Westshore Terminals Investment Corp. (a)	13,623	258,092

		4,058,966

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	4,133	146,763
Enersis SA ADR	14,513	183,444

		330,207

CHINA — 0.7%
CGN Power Co., Ltd. (Class H) (c)	375,839	156,639
China Longyuan Power Group Corp. (Class H)	115,000	123,457
Huaneng Power International Inc, ADR	3,191	134,980

		415,076

FRANCE — 6.3%
Aeroports de Paris	7,490	847,358
Engie	59,784	963,637
Groupe Eurotunnel SE	126,141	1,713,595

		3,524,590

GERMANY — 2.2%
E.ON SE	74,029	634,388
Fraport AG Frankfurt Airport Services Worldwide	8,471	521,863
Hamburger Hafen und Logistik AG	5,462	88,802

		1,245,053

HONG KONG — 4.3%
Beijing Enterprises Water Group, Ltd. (b)	180,000	125,419
China Gas Holdings, Ltd.	80,000	109,832
China Merchants Holdings International Co., Ltd.	402,740	1,182,229
China Resources and Transportation Group, Ltd. (a)(b)	4,135,791	18,144
China Resources Power Holdings Co., Ltd.	66,000	150,564
COSCO Pacific, Ltd. (d)	441,413	571,099
Guangdong Investment, Ltd.	104,000	154,590
Hopewell Highway Infrastructure, Ltd.	233,000	116,048

		2,427,925

ITALY — 7.5%
Ansaldo STS SpA	27,522	291,239
Atlantia SpA	92,722	2,586,487
Enel SpA	260,915	1,161,490
Societa Iniziative Autostradali e Servizi SpA	15,653	175,426

		4,214,642

JAPAN — 3.2%
Japan Airport Terminal Co., Ltd. (a)	16,700	715,326
Kamigumi Co., Ltd.	59,000	480,808
Mitsubishi Logistics Corp. (a)	38,000	438,492
Sumitomo Warehouse Co., Ltd. (a)	35,000	168,330

		1,802,956

MEXICO — 2.4%
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,437	645,829
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,638	706,228

		1,352,057

NETHERLANDS — 0.2%
Koninklijke Vopak NV	3,419	136,190

NEW ZEALAND — 1.2%
Auckland International Airport, Ltd.	212,970	664,836

NORWAY — 0.2%
Golar LNG, Ltd.	4,515	125,878

SINGAPORE — 2.2%
Hutchison Port Holdings Trust (a)	1,239,000	681,450
SATS Ltd.	146,900	395,687
SIA Engineering Co., Ltd.	59,253	153,352

		1,230,489

SPAIN — 8.9%
Abertis Infraestructuras SA (a)	108,163	1,706,013
Aena SA (b)(c)	16,857	1,858,141
Iberdrola SA	219,342	1,456,066

		5,020,220

SWITZERLAND — 1.1%
Flughafen Zuerich AG	873	605,766

UNITED KINGDOM — 6.9%
BBA Aviation PLC	94,571	383,484
Centrica PLC	188,490	654,401
National Grid PLC	145,050	2,018,956
SSE PLC	36,532	827,839

		3,884,680

UNITED STATES — 35.6%
American Electric Power Co., Inc.	18,146	1,031,781
Cheniere Energy, Inc. (b)	12,125	585,637
Consolidated Edison, Inc. (a)	10,816	723,050
Dominion Resources, Inc. (a)	22,035	1,550,823
Duke Energy Corp. (a)	25,465	1,831,952
Edison International (a)	12,085	762,201
Exelon Corp.	31,866	946,420
Kinder Morgan, Inc.	92,434	2,558,573

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

NextEra Energy, Inc.	17,042	$1,662,447
ONEOK, Inc.	10,733	345,603
PG&E Corp.	18,110	956,208
PPL Corp.	24,780	815,014
Public Service Enterprise Group, Inc.	18,699	788,350
Sempra Energy	8,744	845,720
Southern Co. (a)	33,631	1,503,306
Spectra Energy Corp.	34,519	906,814
Targa Resources Corp.	2,507	129,161
Wesco Aircraft Holdings, Inc. (a)(b)	13,195	160,979
Williams Cos., Inc.	35,116	1,294,025
Xcel Energy, Inc. (a)	18,772	664,716

		20,062,780

TOTAL COMMON STOCKS —
(Cost $65,840,727)		56,033,724

SHORT TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,589,364	5,589,364
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	48,040	48,040

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,637,404)		5,637,404

TOTAL INVESTMENTS — 109.5%
(Cost $71,478,131)		61,671,128
OTHER ASSETS & LIABILITIES — (9.5)%		(5,371,668)

NET ASSETS — 100.0%		$56,299,460

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 10.4%
Amcor, Ltd.	1,022,359	$9,455,425
BHP Billiton, Ltd.	1,810,317	28,248,183
Newcrest Mining, Ltd. (a)	536,260	4,782,676
Rio Tinto, Ltd.	298,536	10,188,842
South32, Ltd. (a)	3,739,280	3,584,367
Woodside Petroleum, Ltd.	135,702	2,756,935

		59,016,428

AUSTRIA — 0.5%
Voestalpine AG	76,589	2,624,618

BRAZIL — 1.4%
Fibria Celulose SA ADR (b)	189,761	2,573,159
Petroleo Brasileiro SA ADR (a)(b)	284,699	1,238,441
Vale SA ADR (b)	1,040,294	4,369,235

		8,180,835

CANADA — 9.9%
Agrium, Inc. (b)	122,732	10,948,570
Barrick Gold Corp.	818,659	5,206,671
Canadian Natural Resources, Ltd.	210,392	4,078,532
First Quantum Minerals, Ltd. (b)	485,704	1,771,532
Goldcorp, Inc. (b)	584,161	7,289,486
Imperial Oil, Ltd. (b)	48,682	1,535,224
Potash Corp. of Saskatchewan, Inc.	714,481	14,682,585
Silver Wheaton Corp.	284,372	3,402,198
Suncor Energy, Inc.	277,792	7,394,940

		56,309,738

CHINA — 0.5%
PetroChina Co., Ltd. (Class H)	4,048,000	2,804,854

COLOMBIA — 0.1%
Ecopetrol SA ADR	47,189	405,825

FINLAND — 1.8%
Stora Enso Oyj	487,850	3,678,519
UPM-Kymmene Oyj	455,981	6,820,447

		10,498,966

FRANCE — 3.6%
Total SA	456,769	20,496,702

GERMANY — 1.8%
K+S AG	147,555	4,928,893
ThyssenKrupp AG	306,844	5,370,627

		10,299,520

HONG KONG — 0.6%
CNOOC, Ltd.	3,080,000	3,151,515

INDIA — 0.7%
Reliance Industries, Ltd. GDR (c)	152,088	3,954,288

IRELAND — 0.9%
Smurfit Kappa Group PLC	198,422	5,315,723

ISRAEL — 0.3%
Israel Chemicals, Ltd.	368,841	1,896,408

ITALY — 1.4%
ENI SpA	516,710	8,103,721

JAPAN — 4.5%
JFE Holdings, Inc. (b)	405,800	5,294,222
Nippon Steel & Sumitomo Metal Corp. (b)	667,000	12,076,897
OJI Paper Co., Ltd. (b)	850,000	3,633,783
Sumitomo Metal Mining Co., Ltd. (b)	388,000	4,380,044

		25,384,946

LUXEMBOURG — 0.6%
ArcelorMittal (b)	713,750	3,711,933

NETHERLANDS — 0.2%
OCI NV (a)	54,171	1,383,516

NORWAY — 2.1%
Norsk Hydro ASA	959,821	3,191,152
Statoil ASA	202,433	2,945,127
Yara International ASA	152,676	6,076,612

		12,212,891

PERU — 0.7%
Southern Copper Corp. (b)	143,163	3,825,315

RUSSIA — 3.2%
Gazprom PAO ADR	1,137,734	4,573,691
Lukoil PJSC ADR (d)	3,605	122,786
Lukoil PJSC ADR (d)	96,175	3,266,103
MMC Norilsk Nickel PJSC ADR	345,443	4,955,380
Novolipetsk Steel OJSC GDR	59,534	681,664
Rosneft OAO GDR	208,854	770,671
Severstal PAO GDR	124,283	1,317,400
Uralkali PJSC GDR (a)	164,589	2,440,855

		18,128,550

SINGAPORE — 0.9%
Golden Agri-Resources, Ltd. (b)	5,498,600	1,276,136
Wilmar International, Ltd.	2,138,700	3,865,574

		5,141,710

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR	97,670	2,717,180

SOUTH KOREA — 2.0%
Korea Zinc Co., Ltd.	8,958	3,518,054
POSCO ADR	225,274	7,889,095

		11,407,149

SPAIN — 0.4%
Repsol YPF SA	189,918	2,206,877

SWITZERLAND — 4.5%
Syngenta AG	79,750	25,473,314

UNITED KINGDOM — 12.9%
Anglo American PLC	978,501	8,165,353
Antofagasta PLC (b)	270,475	2,047,281
BG Group PLC	653,489	9,413,686
BP PLC	3,496,557	17,690,007
Fresnillo PLC	130,193	1,166,496
Glencore PLC (a)	7,785,121	10,796,044
Mondi PLC	314,326	6,584,813
Royal Dutch Shell PLC (Class A)	748,656	17,622,773

		73,486,453

UNITED STATES — 33.0%
Alcoa, Inc.	921,760	8,904,202
Anadarko Petroleum Corp.	52,048	3,143,179
Archer-Daniels-Midland Co.	267,882	11,103,709

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Bunge, Ltd.	62,076	$4,550,171
CF Industries Holdings, Inc.	101,528	4,558,607
Chevron Corp.	192,548	15,188,186
ConocoPhillips	126,074	6,046,509
Devon Energy Corp.	39,624	1,469,654
EOG Resources, Inc.	56,217	4,092,598
Exxon Mobil Corp.	428,031	31,824,105
Freeport-McMoRan, Inc. (b)	732,161	7,094,640
Halliburton Co.	87,200	3,082,520
Ingredion, Inc.	30,846	2,693,164
International Paper Co.	182,590	6,900,076
Monsanto Co.	205,471	17,534,895
Mosaic Co.	133,791	4,162,238
Newmont Mining Corp.	372,373	5,984,034
Nucor Corp. (b)	224,629	8,434,819
Occidental Petroleum Corp.	78,593	5,198,927
Packaging Corp. of America	42,695	2,568,531
Phillips 66 (b)	55,620	4,273,841
Plum Creek Timber Co., Inc. (b)	75,669	2,989,682
Rayonier, Inc. (b)	54,748	1,208,288
Schlumberger, Ltd.	130,064	8,970,514
Sealed Air Corp. (b)	90,620	4,248,266
WestRock Co.	112,395	5,781,599
Weyerhaeuser Co.	223,304	6,105,131

		188,112,085

TOTAL COMMON STOCKS —
(Cost $798,442,698)		566,251,060

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	52,819,846	52,819,846
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	618,093	618,093

TOTAL SHORT TERM INVESTMENTS —
(Cost $53,437,939)		53,437,939

TOTAL INVESTMENTS — 108.8%
(Cost $851,880,637)		619,688,999
OTHER ASSETS & LIABILITIES — (8.8)%		(49,867,469)

NET ASSETS — 100.0%		$569,821,530

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
PJSC = Public Joint Stock Company
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.5%
Alumina, Ltd. (a)	425,537	$336,188
Amcor, Ltd.	136,263	1,260,247
AMP, Ltd.	152,352	594,860
Australia & New Zealand Banking Group, Ltd.	141,321	2,687,492
BHP Billiton, Ltd.	153,200	2,390,533
Boral, Ltd.	152,644	564,914
Brambles, Ltd.	103,399	707,240
Coca-Cola Amatil, Ltd.	85,948	543,816
Commonwealth Bank of Australia	82,400	4,207,973
CSL, Ltd.	29,241	1,831,677
Federation Centres	266,049	511,922
Fortescue Metals Group, Ltd. (a)	117,319	149,945
Iluka Resources, Ltd.	22,971	100,176
Insurance Australia Group, Ltd. (a)	162,413	552,024
Lend Lease Group	81,013	713,987
Macquarie Group, Ltd.	25,128	1,352,753
Medibank Pvt, Ltd.	104	177
National Australia Bank, Ltd.	90,348	1,902,138
Newcrest Mining, Ltd. (b)	33,898	302,322
Origin Energy, Ltd. (c)	81,485	317,015
Qantas Airways, Ltd. (b)	41,962	109,620
QBE Insurance Group, Ltd.	50,449	456,665
Rio Tinto, Ltd.	18,512	631,803
Santos, Ltd. (a)	86,804	242,613
Scentre Group	99,950	273,741
Sonic Healthcare, Ltd.	49,861	639,022
South32, Ltd. (b)(d)	93,041	89,141
South32, Ltd. (b)(d)	166,352	159,460
Suncorp Group, Ltd.	107,768	922,540
Sydney Airport	41,933	175,507
Transurban Group	79,131	552,363
Wesfarmers, Ltd.	54,056	1,488,824
Westfield Corp.	80,206	561,557
Westpac Banking Corp.	150,086	3,130,318
Woodside Petroleum, Ltd.	35,959	730,546
Woolworths, Ltd. (a)	65,422	1,141,214

		32,332,333

AUSTRIA — 0.2%
Erste Group Bank AG (b)	28,818	834,440
OMV AG	13,475	326,851
Raiffeisen Bank International AG (b)	22,149	289,516

		1,450,807

BELGIUM — 1.1%
Ageas	21,300	872,702
Anheuser-Busch InBev NV VVPR Strip (b)(e)	8,694	0
Anheuser-Busch InBev SA	36,725	3,891,176
Delhaize Group	6,096	538,249
KBC Groep NV	17,447	1,097,817
Solvay SA	5,396	549,444
UCB SA	9,037	704,615

		7,654,003

BRAZIL — 1.2%
Ambev SA ADR	346,165	1,696,208
B2W Cia Digital (b)	21,839	81,500
Banco Bradesco SA Preference Shares ADR	157,661	845,063
Banco do Brasil SA	17,080	65,198
Banco do Estado do Rio Grande do Sul SA Preference Shares	5,362	7,514
BB Seguridade Participacoes SA	2,049	12,767
BM&FBovespa SA	65,671	182,733
Braskem SA Preference Shares (Class A)	488	2,043
BRF SA	8,676	153,804
Cielo SA	24,062	221,528
Companhia Energetica de Minas Gerais ADR	165,648	294,853
Companhia Siderurgica Nacional SA ADR (a)	85,117	81,568
EDP — Energias do Brasil SA	67,985	196,001
Embraer SA	33,219	212,731
Estacio Participacoes SA	6,338	22,443
Fibria Celulose SA	6,336	85,605
Gerdau SA ADR (a)	126,873	173,816
Itau Unibanco Holding SA Preference Shares ADR	229,396	1,518,601
JBS SA	21,257	89,684
Kroton Educacional SA	62,829	121,652
Lojas Renner SA	16,095	74,373
Natura Cosmeticos SA	5,559	27,223
Odontoprev SA	40,071	96,103
Oi SA Preference Shares (b)	23,400	16,395
Petroleo Brasileiro SA Preference Shares ADR (b)	178,801	657,988
Porto Seguro SA	6,435	48,643
Qualicorp SA	17,880	66,635
Raia Drogasil SA	17,203	168,922
Souza Cruz SA	14,861	100,020
Sul America SA	28,185	126,346
Tim Participacoes SA ADR (a)	13,824	130,637
Totvs SA	16,949	128,290
Vale SA ADR (a)	28,347	119,057
Vale SA Preference Shares ADR	139,908	468,692
Via Varejo SA	16,126	16,037

		8,310,673

CANADA — 6.4%
Agnico-Eagle Mines, Ltd.	7,593	191,595
Agrium, Inc. (a)	9,974	889,752
Alimentation Couche-Tard, Inc. (Class B)	13,592	622,168
Bank of Montreal	32,338	1,755,471
Bank of Nova Scotia	50,702	2,224,807
Barrick Gold Corp.	54,626	345,920
BlackBerry, Ltd. (a)(b)	27,817	169,927
Bombardier, Inc. (Class B) (a)	96,657	120,398
Brookfield Asset Management, Inc. (Class A)	50,463	1,580,474
CAE, Inc.	19,561	206,305
Cameco Corp.	22,518	273,266
Canadian Imperial Bank of Commerce (a)	20,019	1,431,656
Canadian National Railway Co.	37,663	2,128,815

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Canadian Natural Resources, Ltd.	62,808	$1,217,558
Canadian Oil Sands, Ltd.	15,523	73,059
Canadian Pacific Railway, Ltd. (a)	11,641	1,663,099
Canadian Tire Corp., Ltd. (Class A)	6,592	590,266
Cenovus Energy, Inc.	43,736	660,265
CGI Group, Inc. (Class A) (b)	4,422	159,472
Constellation Software, Inc.	829	345,865
Eldorado Gold Corp.	28,824	92,017
Enbridge, Inc.	45,910	1,696,756
Encana Corp.	43,967	281,701
Enerplus Corp. (a)	17,674	85,687
Fairfax Financial Holdings, Ltd.	357	161,828
First Quantum Minerals, Ltd. (a)	22,080	80,533
Franco-Nevada Corp. (a)	5,493	240,951
Gildan Activewear, Inc.	42,371	1,272,995
Goldcorp, Inc. (a)	40,299	502,873
Husky Energy, Inc. (a)	22,784	353,647
IGM Financial, Inc. (a)	11,595	292,837
Imperial Oil, Ltd. (a)	25,549	805,707
Kinross Gold Corp. (b)	50,639	87,628
Loblaw Cos., Ltd.	22,773	1,167,101
Magna International, Inc.	9,872	471,326
Manulife Financial Corp.	80,056	1,232,458
National Bank of Canada	24,483	777,934
Onex Corp.	30,967	1,779,211
Open Text Corp.	97	4,324
Potash Corp. of Saskatchewan, Inc.	45,667	934,322
Restaurant Brands International, Inc. (a)	7,111	254,802
Rogers Communications, Inc. (Class B)	27,126	930,300
Royal Bank of Canada (a)	64,036	3,524,440
Shaw Communications, Inc. (Class B) (a)	29,052	559,934
Silver Wheaton Corp.	18,185	217,563
SNC-Lavalin Group, Inc. (a)	15,183	430,111
Sun Life Financial, Inc.	32,318	1,037,493
Suncor Energy, Inc.	63,682	1,695,242
Teck Resources, Ltd. (Class B) (a)	40,585	192,829
TELUS Corp.	19,028	596,798
Thomson Reuters Corp.	23,866	954,854
Toronto-Dominion Bank	80,867	3,172,674
TransAlta Corp. (a)	34,719	160,556
TransCanada Corp. (a)	34,174	1,075,664
Turquoise Hill Resources, Ltd. (b)	10,259	26,093
Valeant Pharmaceuticals International, Inc. (b)	12,758	2,266,693
West Fraser Timber Co., Ltd.	809	25,585
Yamana Gold, Inc. (a)	34,459	57,830

		46,151,435

CHILE — 0.3%
Embotelladora Andina SA Preference Shares (Class B)	14,802	51,110
Empresa Nacional de Electricidad SA ADR	28,370	1,007,419
Enersis SA ADR	87,474	1,105,671
Sociedad Quimica y Minera de Chile SA ADR (a)	6,654	96,749
Sonda SA	13,798	20,604

		2,281,553

CHINA — 3.2%
Agricultural Bank of China, Ltd. (Class H)	1,329,000	502,445
Air China, Ltd. (Class H)	64,000	50,456
Anhui Conch Cement Co., Ltd. (Class H)	8,500	24,951
Anta Sports Products, Ltd.	29,000	74,838
Bank of China, Ltd. (Class H)	3,899,436	1,675,489
Bank of Communications Co., Ltd. (Class H)	734,710	509,080
BBMG Corp. (Class H)	41,000	28,091
Brilliance China Automotive Holdings, Ltd. (a)	160,000	189,108
BYD Co., Ltd. (Class H) (a)(b)	24,500	129,138
CGN Power Co., Ltd. (Class H) (a)(f)	109,400	45,595
China CITIC Bank Corp., Ltd. (Class H) (b)	346,000	200,455
China Coal Energy Co., Ltd. (Class H) (a)	40,000	16,155
China Communications Construction Co., Ltd. (Class H)	214,000	263,149
China Conch Venture Holdings, Ltd.	16,000	33,940
China Construction Bank Corp. (Class H)	2,949,720	1,960,124
China COSCO Holdings Co., Ltd. (Class H) (a)(b)(c)	422,795	269,496
China Everbright Bank Co., Ltd. (Class H)	36,000	15,654
China Galaxy Securities Co., Ltd. (Class H) (a)	118,500	83,179
China International Marine Containers Group Co., Ltd. (Class H)	12,000	21,058
China Life Insurance Co., Ltd. (Class H)	374,000	1,293,308
China Merchants Bank Co., Ltd. (Class H)	273,014	658,752
China Minsheng Banking Corp., Ltd. (Class H)	194,000	178,729
China Oilfield Services, Ltd. (Class H) (a)	32,000	31,959
China Pacific Insurance Group Co., Ltd. (Class H)	118,200	436,956
China Petroleum & Chemical Corp. (Class H)	1,513,800	919,994
China Railway Construction Corp., Ltd. (Class H)	84,500	124,078
China Railway Group, Ltd. (Class H)	171,000	155,113
China Shenhua Energy Co., Ltd. (Class H)	115,500	176,453
China Southern Airlines Co., Ltd. (Class H)	110,000	80,761
China Telecom Corp., Ltd. (Class H)	1,120,000	539,042
CITIC Securities Co., Ltd. (Class H) (a)	47,000	83,690
CRRC Corp., Ltd. (Class H) (a)(b)	181,000	228,876

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Dalian Wanda Commercial Properties Co., Ltd. (Class H) (f)	4,600	$26,353
Datang International Power Generation Co., Ltd. (Class H)	52,000	19,659
ENN Energy Holdings, Ltd. (a)	8,000	38,348
GF Securities Co., Ltd. (Class H) (a)(b)	4,400	7,948
Great Wall Motor Co., Ltd. (Class H)	154,500	170,647
Guangzhou Automobile Group Co., Ltd. (Class H) (a)	104,000	84,676
Haitong Securities Co., Ltd. (Class H) (a)	91,200	131,327
Hengan International Group Co., Ltd.	58,500	568,767
Huadian Power International Corp., Ltd. (Class H)	72,000	56,020
Huaneng Power International, Inc. (Class H)	528,000	567,511
Huatai Securities Co., Ltd. (Class H) (b)(f)	36,000	70,885
Industrial & Commercial Bank of China, Ltd. (Class H)	3,185,045	1,832,930
Jiangsu Expressway Co., Ltd. (Class H)	14,000	17,830
Kingsoft Corp., Ltd.	73,000	142,231
New China Life Insurance Co., Ltd. (Class H)	28,100	120,739
PetroChina Co., Ltd. (Class H)	1,084,000	751,102
PICC Property & Casualty Co., Ltd. (Class H)	273,610	531,683
Ping An Insurance Group Co. of China, Ltd. (Class H)	234,000	1,157,915
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	124,000	78,080
Shanghai Electric Group Co., Ltd. (Class H) (a)	168,000	91,261
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	17,900	37,324
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)(b)	160,000	60,903
Sinopharm Group Co., Ltd. (Class H)	12,400	43,360
Tencent Holdings, Ltd.	247,700	4,132,568
Tingyi Cayman Islands Holding Corp. (a)	232,000	368,803
Tsingtao Brewery Co., Ltd. (Class H) (a)	8,000	34,993
Want Want China Holdings, Ltd. (a)	116,000	95,194
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	230,000	102,090
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	43,500	320,214
Zijin Mining Group Co., Ltd. (Class H)	894,000	233,015
ZTE Corp. (Class H)	22,600	51,440

		22,945,928

COLOMBIA — 0.1%
Almacenes Exito SA	11,407	48,996
Banco Davivienda SA Preference Shares	9,265	71,968
BanColombia SA ADR (a)	14,985	482,517
Cementos Argos SA	13,699	41,890
Corp Financiera Colombiana SA	3,378	41,558
Isagen SA ESP	40,407	37,696

		724,625

DENMARK — 1.4%
AP Moeller — Maersk A/S (Class B)	585	898,956
Danske Bank A/S	39,400	1,187,910
DSV A/S	30,283	1,129,623
Novo Nordisk A/S (Class B)	110,178	5,905,175
Novozymes A/S (Class B)	3,586	156,087
Pandora A/S	4,753	554,010
Vestas Wind Systems A/S	8,295	430,187

		10,261,948

FINLAND — 0.9%
Elisa Oyj (a)	19,341	652,431
Fortum Oyj	28,861	426,219
Kone Oyj (Class B) (a)	22,587	857,233
Metso Oyj	15,307	317,637
Neste Oyj	17,028	390,984
Nokia Oyj	123,085	838,788
Sampo Oyj (Class A)	25,291	1,221,840
Stora Enso Oyj	50,980	384,403
UPM-Kymmene Oyj	36,439	545,045
Wartsila Oyj Abp	13,930	551,536

		6,186,116

FRANCE — 6.8%
Accor SA	14,174	660,715
Air Liquide SA	19,906	2,347,550
Alcatel-Lucent (b)	117,823	431,385
Alstom SA (a)(b)	12,402	382,156
AXA SA	78,794	1,902,880
BNP Paribas SA	49,985	2,927,044
Bouygues SA	14,045	497,454
Cap Gemini SA	9,126	811,080
Carrefour SA	37,024	1,092,713
Compagnie Generale des Etablissements Michelin	1,477	134,237
Credit Agricole SA	46,742	535,062
Danone SA	31,361	1,975,078
Engie	54,540	879,111
Essilor International SA	18,842	2,290,426
Hermes International	599	217,306
Kering	7,740	1,261,407
L’Oreal SA	15,224	2,634,886
Lagardere SCA	10,534	290,907
LVMH Moet Hennessy Louis Vuitton SE	12,397	2,106,166
Numericable-SFR SAS (b)	2,017	92,941
Orange SA	103,934	1,568,540
Pernod Ricard SA	10,798	1,086,963
Peugeot SA (b)	1,901	28,551
Publicis Groupe SA	14,304	973,658
Renault SA	15,609	1,115,107
Safran SA	5,496	412,879
Sanofi	54,542	5,168,314
Schneider Electric SE	28,318	1,580,814
Societe Generale SA	33,613	1,495,192

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sodexo SA	8,214	$678,497
Technip SA	8,893	418,564
Total SA	110,365	4,952,434
Unibail-Rodamco SE	4,107	1,060,380
Valeo SA	709	95,564
Vallourec SA (a)	6,549	57,869
Veolia Environnement SA	24,953	569,053
Vinci SA	29,617	1,874,831
Vivendi SA	72,066	1,699,774
Zodiac Aerospace	2,636	60,305

		48,367,793

GERMANY — 6.2%
adidas AG	17,687	1,421,701
Allianz SE	23,617	3,697,336
BASF SE	49,170	3,749,811
Bayer AG	38,610	4,932,611
Bayerische Motoren Werke AG	15,302	1,353,145
Commerzbank AG (b)	34,766	365,645
Continental AG	915	194,162
Daimler AG	49,516	3,584,403
Deutsche Bank AG	53,620	1,440,669
Deutsche Boerse AG	14,982	1,288,223
Deutsche Lufthansa AG (b)	21,659	300,397
Deutsche Post AG	57,811	1,598,768
Deutsche Telekom AG	157,180	2,787,057
E.ON SE	100,426	860,595
Fresenius Medical Care AG & Co. KGaA	16,277	1,268,573
Henkel AG & Co. KGaA Preference Shares	1,374	141,057
K+S AG	3,439	114,876
Linde AG	7,404	1,197,970
MAN SE	8,444	859,239
Merck KGaA	11,952	1,055,173
Metro AG	10,651	293,544
Muenchener Rueckversicherungs- Gesellschaft AG	11,904	2,215,746
OSRAM Licht AG	4,363	225,076
RWE AG	25,897	293,411
SAP SE	49,757	3,218,614
Siemens AG	45,039	4,018,965
ThyssenKrupp AG	21,211	371,252
TUI AG	4,798	88,521
Volkswagen AG (a)	6,707	785,728
Volkswagen AG Preference Shares	6,250	681,959
Vonovia SE	4,585	147,117

		44,551,344

GREECE — 0.1%
Alpha Bank AE (b)	135,287	16,159
Eurobank Ergasias SA (b)	299,434	7,353
Hellenic Telecommunications Organization SA	13,815	120,284
JUMBO SA	16,878	147,894
National Bank of Greece SA (b)	87,199	37,474
OPAP SA	24,279	218,980
Piraeus Bank SA (b)	94,162	8,198

		556,342

HONG KONG — 3.9%
AAC Technologies Holdings, Inc. (a)	46,000	286,385
AIA Group, Ltd.	563,000	2,909,420
Alibaba Health Information Technology, Ltd. (a)(b)	84,000	53,543
Alibaba Pictures Group, Ltd. (a)(b)	510,000	113,186
AviChina Industry & Technology Co., Ltd. (Class H)	363,000	267,447
Bank of East Asia, Ltd. (a)	247,811	831,361
Beijing Enterprises Water Group, Ltd. (b)	58,000	40,413
Belle International Holdings, Ltd.	348,000	300,850
BOC Hong Kong Holdings, Ltd.	90,500	265,660
Cheung Kong Property Holdings, Ltd.	146,032	1,061,787
China Agri-Industries Holdings, Ltd. (a)(b)	67,000	22,910
China Everbright International, Ltd.	26,000	36,299
China Everbright, Ltd.	44,000	100,149
China Huishan Dairy Holdings Co., Ltd. (a)	311,000	111,959
China Mengniu Dairy Co., Ltd.	138,000	484,332
China Merchants Holdings International Co., Ltd.	243,051	713,468
China Mobile, Ltd.	298,500	3,535,758
China Overseas Land & Investment, Ltd.	236,000	712,563
China Pharmaceutical Group, Ltd.	274,000	240,058
China Resources Enterprise, Ltd. (a)	175,753	326,105
China Resources Land, Ltd.	52,000	121,847
China Taiping Insurance Holdings Co., Ltd. (b)	83,800	260,049
China Unicom (Hong Kong), Ltd.	464,000	587,330
CITIC, Ltd. (a)	236,000	429,365
CK Hutchison Holdings, Ltd.	155,032	2,004,401
CNOOC, Ltd.	1,059,217	1,083,811
COSCO Pacific, Ltd. (c)	554,646	717,600
Evergrande Real Estate Group, Ltd. (a)	159,000	90,270
Fosun International, Ltd. (a)	51,500	88,380
Galaxy Entertainment Group, Ltd.	97,000	246,566
Geely Automobile Holdings, Ltd.	490,000	233,302
Goldin Properties Holdings, Ltd. (a)(b)	76,000	68,449
GOME Electrical Appliances Holding, Ltd. (a)	954,000	145,253
Hanergy Thin Film Power Group, Ltd. (a)(b)(e)	448,000	0
Hang Lung Properties, Ltd.	236,000	528,637
Hang Seng Bank, Ltd.	600	10,777
Henderson Land Development Co., Ltd.	105,943	630,186
Hong Kong & China Gas Co., Ltd.	687,135	1,287,372
Hong Kong Exchanges and Clearing, Ltd.	61,976	1,413,843
Lenovo Group, Ltd. (a)	284,000	239,291
Li & Fung, Ltd. (a)	472,000	359,936
Link REIT	194,786	1,068,174
New World Development Co., Ltd.	485,872	470,196
Noble Group, Ltd.	148,100	43,225

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sands China, Ltd.	141,200	$424,508
Shangri-La Asia, Ltd.	234,333	202,583
Sino Biopharmaceutical, Ltd.	288,000	353,773
Sinotrans, Ltd. (Class H)	56,000	26,157
SJM Holdings, Ltd. (a)	38,000	26,869
Sun Art Retail Group, Ltd. (a)	51,500	39,538
Sun Hung Kai Properties, Ltd.	105,185	1,364,003
Sunac China Holdings, Ltd.	81,300	42,381
Swire Pacific, Ltd. (Class A)	69,506	775,323
Techtronic Industries Co., Ltd.	42,500	156,838
WH Group, Ltd. (b)(f)	138,601	68,674
Wynn Macau, Ltd. (a)	32,000	36,253

		28,058,813

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	7,280	317,040
OTP Bank PLC	2,643	50,910

		367,950

INDIA — 1.8%
ACC, Ltd.	2,134	43,784
Aditya Birla Nuvo, Ltd.	2,714	88,649
Ambuja Cements, Ltd.	20,223	63,405
Apollo Hospitals Enterprise, Ltd.	4,882	107,220
Aurobindo Pharma, Ltd.	5,461	63,995
Bajaj Auto, Ltd.	34	1,198
Bharat Forge, Ltd.	3,246	44,880
Bharat Heavy Electricals, Ltd.	2,574	8,060
Bharti Airtel, Ltd.	17,726	91,236
Bharti Infratel, Ltd.	20,437	110,591
Bosch, Ltd.	76	22,447
Dabur India, Ltd.	35,548	149,471
DLF, Ltd.	1,152	2,411
Dr. Reddy’s Laboratories, Ltd. ADR	21,077	1,347,031
Eicher Motors, Ltd.	477	129,290
GlaxoSmithKline Consumer Healthcare, Ltd.	505	46,546
Glenmark Pharmaceuticals, Ltd.	1,272	20,332
Godrej Consumer Products, Ltd.	7,662	142,390
HCL Technologies, Ltd.	24,268	363,114
Hindustan Unilever, Ltd.	26,991	335,023
Housing Development Finance Corp., Ltd.	56,171	1,037,803
ICICI Bank, Ltd. ADR	117,658	985,974
Idea Cellular, Ltd.	18,365	41,828
Indiabulls Housing Finance, Ltd.	14,192	171,681
Infosys, Ltd. ADR (a)	120,781	2,305,709
ITC, Ltd.	58,337	292,218
LIC Housing Finance, Ltd.	19,835	142,190
Lupin, Ltd.	6,402	198,380
Mahindra & Mahindra Financial Services, Ltd.	31,646	115,394
Mahindra & Mahindra, Ltd. GDR	20,487	395,399
Marico, Ltd.	27,996	172,395
Motherson Sumi Systems, Ltd.	8,487	29,783
Nestle India, Ltd.	701	68,003
Reliance Industries, Ltd. GDR (f)	53,903	1,401,478
Shree Cement, Ltd.	504	90,143
Shriram Transport Finance Co., Ltd.	7,124	100,397
Siemens, Ltd.	6,400	129,282
State Bank of India	6,999	25,287
Sun Pharmaceutical Industries, Ltd. (b)	30,737	406,642
Tata Consultancy Services, Ltd.	7,601	299,692
Tata Motors, Ltd. ADR (b)	34,352	772,920
Tech Mahindra, Ltd.	5,689	48,305
United Breweries, Ltd.	5,958	80,025
United Spirits, Ltd. (b)	1,634	77,027
UPL, Ltd.	12,591	87,911
Zee Entertainment Enterprises, Ltd.	21,834	130,542

		12,787,481

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	165,700	205,004
Astra International Tbk PT	2,414,600	861,180
Bank Central Asia Tbk PT	412,000	345,208
Bank Danamon Indonesia Tbk PT	9,200	1,818
Bank Mandiri Persero Tbk PT	476,500	257,765
Bank Rakyat Indonesia Persero Tbk PT	1,390,200	820,835
Bumi Serpong Damai Tbk PT	119,500	11,461
Charoen Pokphand Indonesia Tbk PT	1,209,800	165,160
Gudang Garam Tbk PT	57,000	163,413
Matahari Department Store Tbk PT	32,100	35,277
Summarecon Agung Tbk PT	335,300	25,634
Surya Citra Media Tbk PT	19,900	3,722
Telekomunikasi Indonesia Persero Tbk PT	3,240,500	585,060

		3,481,537

IRELAND — 0.4%
Bank of Ireland (b)	1,323,959	514,298
CRH PLC	31,286	820,690
James Hardie Industries PLC	81,333	973,259
Kerry Group PLC (Class A)	5,237	392,545

		2,700,792

ISRAEL — 0.6%
Bank Hapoalim BM	136,218	684,752
Bank Leumi Le-Israel BM (b)	132,650	494,789
NICE Systems, Ltd.	6,221	339,350
Teva Pharmaceutical Industries, Ltd. ADR	44,233	2,497,395

		4,016,286

ITALY — 1.6%
Assicurazioni Generali SpA	54,860	1,001,845
Atlantia SpA	41,412	1,155,191
Banca Monte dei Paschi di Siena SpA (b)	101,263	179,951
Banco Popolare SC (b)	13,308	196,384
Enel SpA	313,166	1,394,091
ENI SpA (a)	107,933	1,692,746
Finmeccanica SpA (b)	55,348	691,343
Intesa Sanpaolo SpA	564,956	1,990,274
Mediobanca SpA	37,515	368,091
Pirelli & C. SpA	48,683	813,505
Saipem SpA (a)(b)	23,147	185,128
Telecom Italia SpA (b)	772,723	950,532
UBI Banca SCpA (a)	55,217	390,772

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

UniCredit SpA	118,692	$737,969

		11,747,822

JAPAN — 16.4%
Acom Co., Ltd. (a)(b)	1,800	9,153
Aeon Co., Ltd. (a)	34,900	540,554
Aisin Seiki Co., Ltd.	23,300	778,191
Ajinomoto Co., Inc.	1,000	20,999
Alps Electric Co., Ltd.	600	16,808
Asahi Glass Co., Ltd.	116,000	675,089
Asahi Group Holdings, Ltd.	35,300	1,140,659
Asahi Kasei Corp.	118,000	827,621
Astellas Pharma, Inc.	152,100	1,962,130
Bank of Yokohama, Ltd.	118,000	713,429
Bridgestone Corp.	35,300	1,216,113
Canon, Inc.	46,800	1,349,703
Central Japan Railway Co.	10,500	1,685,488
Chiba Bank, Ltd.	118,000	833,532
Chubu Electric Power Co., Inc.	47,000	691,078
Credit Saison Co., Ltd. (a)	34,800	629,082
Dai-ichi Life Insurance Co., Ltd.	26,900	425,292
Daiichi Sankyo Co., Ltd. (a)	47,100	814,069
Daikin Industries, Ltd.	22,400	1,248,632
Daiwa Securities Group, Inc.	116,000	745,503
Denso Corp.	23,600	992,357
Dentsu, Inc.	2,200	112,420
East Japan Railway Co.	23,000	1,930,990
Eisai Co., Ltd. (a)	11,800	692,640
Electric Power Development Co., Ltd.	11,800	359,128
FANUC Corp.	10,600	1,620,999
Fast Retailing Co., Ltd. (a)	1,100	445,364
Fuji Heavy Industries, Ltd.	5,400	193,113
FUJIFILM Holdings Corp.	35,000	1,302,217
Fujitsu, Ltd.	118,000	510,859
Hitachi, Ltd.	235,000	1,179,072
Honda Motor Co., Ltd.	82,400	2,434,882
Hoya Corp.	23,600	769,096
Inpex Corp.	46,400	412,027
ITOCHU Corp. (a)	117,700	1,235,818
Japan Real Estate Investment Corp.	236	1,085,760
Japan Retail Fund Investment Corp.	472	912,747
Japan Tobacco, Inc.	47,100	1,453,133
JFE Holdings, Inc. (a)	35,000	456,623
Joyo Bank, Ltd.	118,000	618,745
JSR Corp. (a)	23,600	338,536
JX Holdings, Inc. (a)	192,108	691,181
Kajima Corp.	118,000	623,671
Kamigumi Co., Ltd.	117,000	953,467
Kansai Electric Power Co., Inc. (b)	58,400	647,074
KDDI Corp.	70,800	1,576,618
Keikyu Corp. (a)	117,423	931,423
Keyence Corp.	300	133,261
Kintetsu Group Holdings Co., Ltd. (a)	235,000	841,773
Kobe Steel, Ltd.	236,000	254,198
Komatsu, Ltd.	58,800	860,410
Konica Minolta Holdings, Inc.	59,000	617,760
Kose Corp.	200	18,119
Kubota Corp.	103,000	1,406,559
Kyocera Corp.	23,400	1,066,789
LIXIL Group Corp. (a)	23,300	470,805
Makita Corp. (a)	11,600	613,101
Marubeni Corp. (a)	117,000	570,322
Marui Group Co., Ltd. (a)	54,000	648,821
MEIJI Holdings Co., Ltd.	3,200	233,524
Mitsubishi Chemical Holdings Corp.	118,000	612,144
Mitsubishi Corp.	82,400	1,344,035
Mitsubishi Electric Corp.	117,000	1,064,835
Mitsubishi Estate Co., Ltd.	100,618	2,046,133
Mitsubishi Heavy Industries, Ltd.	235,000	1,044,662
Mitsubishi UFJ Financial Group, Inc.	487,600	2,916,684
Mitsui & Co., Ltd. (a)	117,700	1,317,387
Mitsui Chemicals, Inc. (a)	118,000	375,385
Mitsui Fudosan Co., Ltd.	21,000	572,145
Mizuho Financial Group, Inc. (a)	676,600	1,259,251
MS&AD Insurance Group Holdings, Inc.	35,300	941,117
Murata Manufacturing Co., Ltd.	11,800	1,514,349
NEC Corp.	123,000	376,913
Nidec Corp.	16,700	1,141,454
Nintendo Co., Ltd.	4,000	669,979
Nippon Steel & Sumitomo Metal Corp.	47,100	852,806
Nippon Telegraph & Telephone Corp.	47,000	1,639,594
Nippon Yusen K.K.	118,000	271,933
Nissan Motor Co., Ltd. (a)	117,700	1,075,137
Nitori Holding Co., Ltd.	100	7,807
Nitto Denko Corp.	11,700	696,051
Nomura Holdings, Inc.	130,100	747,479
NTT Data Corp.	11,800	592,143
NTT DoCoMo, Inc. (a)	94,200	1,567,575
Obayashi Corp.	118,000	1,002,998
Ono Pharmaceutical Co., Ltd.	600	70,789
Oriental Land Co., Ltd. (a)	2,900	161,484
ORIX Corp.	105,000	1,343,130
Osaka Gas Co., Ltd.	235,000	888,866
Panasonic Corp.	119,200	1,197,822
Rakuten, Inc. (a)	16,700	212,506
Resona Holdings, Inc.	35,300	178,703
Rohm Co., Ltd.	11,600	512,370
Ryohin Keikaku Co., Ltd.	400	81,226
Secom Co., Ltd.	11,800	706,335
Seven & i Holdings Co., Ltd.	47,100	2,140,963
Sharp Corp. (a)(b)	116,000	132,693
Shin-Etsu Chemical Co., Ltd.	23,500	1,199,871
Shionogi & Co., Ltd.	5,000	178,475
Shiseido Co., Ltd. (a)	6,000	130,280
Shizuoka Bank, Ltd.	117,000	1,168,388
SoftBank Group Corp.	47,100	2,153,941
Sompo Japan Nipponkoa Holdings, Inc.	35,200	1,015,749
Sony Corp.	58,600	1,418,212
Sumitomo Chemical Co., Ltd.	118,000	593,128
Sumitomo Corp. (a)	58,900	566,549
Sumitomo Electric Industries, Ltd.	47,100	599,147
Sumitomo Mitsui Financial Group, Inc.	35,300	1,329,884
Sumitomo Mitsui Trust Holdings, Inc.	117,000	427,302
T&D Holdings, Inc.	23,300	273,242
Takeda Pharmaceutical Co., Ltd.	47,100	2,059,556

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

TDK Corp.	11,800	$663,082
Teijin, Ltd.	218,000	658,924
Terumo Corp.	32,700	920,127
Tohoku Electric Power Co., Inc.	23,700	319,984
Tokio Marine Holdings, Inc.	35,300	1,309,252
Tokyo Electric Power Co., Inc. (b)	82,300	547,682
Tokyo Electron, Ltd. (a)	11,800	553,127
Tokyo Gas Co., Ltd.	235,000	1,133,745
Tokyu Corp.	118,000	862,105
Toppan Printing Co., Ltd.	118,000	946,838
Toray Industries, Inc. (a)	118,000	1,015,313
Toshiba Corp. (a)(b)	118,000	295,973
Toyota Motor Corp.	139,800	8,137,150
Toyota Tsusho Corp.	35,300	740,691
West Japan Railway Co.	18,800	1,174,323
Yahoo! Japan Corp.	153,100	580,365
Yakult Honsha Co., Ltd. (a)	900	44,637
Yamada Denki Co., Ltd. (a)	71,100	286,145
Yamaha Corp.	46,200	1,017,623
Yamaha Motor Co., Ltd.	47,100	940,309

		117,076,529

LUXEMBOURG — 0.0% (g)
ArcelorMittal (a)	38,697	201,248

MACAU — 0.0% (g)
MGM China Holdings, Ltd.	29,200	33,796

MALAYSIA — 0.5%
AirAsia Bhd	322,700	93,967
Alliance Financial Group Bhd	396,600	302,249
AMMB Holdings Bhd	125,300	129,982
Astro Malaysia Holdings Bhd	66,300	42,533
Berjaya Sports Toto Bhd	593,600	415,922
British American Tobacco Malaysia Bhd	22,700	311,497
Bumi Armada Bhd (b)	161,500	33,985
CIMB Group Holdings Bhd	227,800	231,130
Dialog Group Bhd	106,900	38,910
Felda Global Ventures Holdings Bhd	401,700	137,076
Gamuda Bhd	30,400	30,360
Genting Bhd	111,300	184,076
Genting Malaysia Bhd	282,100	266,329
Genting Plantations Bhd	123,200	277,748
Hong Leong Financial Group Bhd	17,100	54,462
IOI Properties Group Bhd	89,400	40,269
Lafarge Malaysia Bhd	113,700	232,793
Malaysia Airports Holdings Bhd	20,600	24,603
Petronas Chemicals Group Bhd	15,900	22,209
PPB Group Bhd	65,300	229,068
RHB Capital Bhd	50,300	68,085
SapuraKencana Petroleum Bhd	100,100	42,811
Tenaga Nasional Bhd	50,200	137,270
UEM Sunrise Bhd	133,700	37,411
UMW Holdings Bhd	27,600	47,216
Westports Holdings Bhd	90,100	86,908

		3,518,869

MEXICO — 1.0%
America Movil SAB de CV (Series L) (a)	2,195,831	1,816,605
Cemex SAB de CV (a)(b)	923,302	642,349
Controladora Comercial Mexicana SAB de CV	62,047	179,733
Fomento Economico Mexicano SAB de CV	159,040	1,419,622
Gentera SAB de CV (a)	84,972	138,739
Grupo Financiero Banorte SAB de CV	245,835	1,201,123
Grupo Mexico SAB de CV (Series B)	137,999	333,216
Grupo Televisa SAB	215,598	1,122,088
Industrias Penoles SAB de CV	9,930	135,021
Kimberly-Clark de Mexico SAB de CV (Class A)	80,668	181,978
Wal-Mart de Mexico SAB de CV	94,995	232,684

		7,403,158

NETHERLANDS — 2.7%
Airbus Group SE	27,743	1,638,523
Akzo Nobel NV	15,542	1,006,054
Altice NV (Class A) (b)	9,381	196,079
Altice NV (Class B) (b)	2,667	59,437
ASML Holding NV	18,450	1,609,690
CNH Industrial NV	39,530	257,030
Fiat Chrysler Automobiles NV (b)	89,191	1,155,885
Heineken NV	14,981	1,208,036
ING Groep NV	144,890	2,045,927
Koninklijke Ahold NV	55,155	1,071,877
Koninklijke DSM NV	12,772	587,306
Koninklijke KPN NV	312,602	1,166,862
Koninklijke Philips NV	56,379	1,324,426
RELX NV	72,030	1,171,478
TNT Express NV	31,528	239,947
Unilever NV	101,639	4,071,882
Wolters Kluwer NV (a)	21,730	667,285

		19,477,724

NEW ZEALAND — 0.0% (g)
Meridian Energy, Ltd.	56,971	76,533
Mighty River Power, Ltd.	7,400	11,906
Spark New Zealand, Ltd.	3,125	5,957

		94,396

NORWAY — 0.5%
DnB NOR ASA	94,794	1,230,210
Norsk Hydro ASA	143,306	476,455
Statoil ASA	50,514	734,911
Telenor ASA	45,744	852,136
Yara International ASA	11,715	466,265

		3,759,977

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	12,280	73,189
Credicorp, Ltd.	3,414	363,113

		436,302

PHILIPPINES — 0.3%
Alliance Global Group, Inc.	137,500	45,068
Ayala Land, Inc.	74,100	53,902
BDO Unibank, Inc.	20,360	45,085
DMCI Holdings, Inc.	418,150	114,513
Energy Development Corp.	217,200	25,558
Globe Telecom, Inc.	1,675	84,144

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

GT Capital Holdings, Inc.	4,940	$133,699
JG Summit Holdings, Inc.	60,740	92,072
Jollibee Foods Corp.	65,090	268,493
Megaworld Corp.	1,032,000	96,488
Metro Pacific Investments Corp.	1,277,000	136,060
Philippine Long Distance Telephone Co. ADR	14,712	679,106
SM Prime Holdings, Inc.	45,300	20,014
Universal Robina Corp.	38,420	157,823

		1,952,025

POLAND — 0.2%
Alior Bank SA (b)	19,311	402,212
Bank Millennium SA (b)	78,134	120,821
Bank Zachodni WBK SA (b)	674	52,023
CCC SA	4,654	200,661
Enea SA	34,732	123,399
Energa SA	21,639	95,944
Eurocash SA	14,756	173,383
Getin Noble Bank SA (b)	238,059	53,840
Grupa Azoty SA (b)	2,247	52,296
LPP SA	48	98,713
Orange Polska SA	56,478	107,979
Polski Koncern Naftowy Orlen SA	6,564	114,275
Powszechna Kasa Oszczednosci Bank Polski SA (b)	6,789	52,544

		1,648,090

PORTUGAL — 0.0% (g)
Banco Comercial Portugues SA (a)(b)	2,009,978	97,598
Jeronimo Martins SGPS SA	12,624	169,733

		267,331

RUSSIA — 0.7%
Gazprom PAO ADR	276,117	1,109,990
Lukoil PJSC ADR	33,547	1,142,611
MMC Norilsk Nickel PJSC ADR	18,169	261,088
Mobile TeleSystems PJSC ADR	55,133	398,060
RusHydro PJSC ADR (d)	40,054	40,855
RusHydro PJSC ADR (d)	41,939	39,423
Sberbank of Russia ADR	76,843	379,259
Surgutneftegas OAO ADR Preference Shares	77,509	465,054
Tatneft PAO ADR	38,686	1,081,274
Uralkali PJSC GDR (b)	5,939	88,075

		5,005,689

SINGAPORE — 1.1%
CapitaLand, Ltd. (a)	235,000	442,929
DBS Group Holdings, Ltd.	122,136	1,392,380
Singapore Exchange, Ltd. (a)	235,000	1,161,861
Singapore Press Holdings, Ltd. (a)	353,000	953,316
Singapore Telecommunications, Ltd.	822,800	2,083,184
United Overseas Bank, Ltd.	118,959	1,551,930

		7,585,600

SOUTH AFRICA — 1.3%
Anglo American Platinum, Ltd. (b)	9,276	153,681
AngloGold Ashanti, Ltd. (b)	24,559	194,472
Brait SE (a)(b)	19,178	194,873
Capitec Bank Holdings, Ltd.	3,033	109,896
Coronation Fund Managers, Ltd.	1,787	8,438
Discovery, Ltd.	59,775	595,113
FirstRand, Ltd. (a)	230,768	820,297
Foschini Group, Ltd.	4,574	46,421
Gold Fields, Ltd.	55,912	145,775
Impala Platinum Holdings, Ltd. (b)	35,398	98,358
Imperial Holdings, Ltd.	98	1,202
Massmart Holdings, Ltd.	1,144	8,944
Mr. Price Group, Ltd.	7,021	98,001
MTN Group, Ltd.	86,793	1,117,318
Naspers, Ltd. (Class N)	22,082	2,763,899
Pioneer Foods Group, Ltd.	4,496	63,653
PSG Group, Ltd. (a)	9,591	154,336
Rand Merchant Insurance Holdings, Ltd.	20,617	61,760
Resilient Property Income Fund, Ltd.	1,467	12,308
Sanlam, Ltd.	226,951	981,534
Sasol, Ltd. (a)	33,720	945,243
Standard Bank Group, Ltd.	77,151	753,264
Truworths International, Ltd. (a)	13,934	85,678
Woolworths Holdings, Ltd.	5,480	38,364

		9,452,828

SOUTH KOREA — 3.2%
AmorePacific Corp.	241	78,280
AmorePacific Corp. Preference Shares	1,247	195,682
AmorePacific Group	331	45,518
BGF retail Co., Ltd.	204	34,766
Celltrion, Inc. (a)(b)	4,816	275,885
CJ CheilJedang Corp.	1,434	460,337
CJ Corp.	92	20,491
Coway Co., Ltd.	50	3,531
E-Mart Co., Ltd.	1,662	323,202
Hana Financial Group, Inc.	27,901	621,435
Hanmi Pharm Co., Ltd. (b)	184	57,670
Hanmi Science Co., Ltd. (b)	438	51,364
Hanssem Co., Ltd.	224	53,954
Hotel Shilla Co., Ltd.	635	61,609
Hyundai Department Store Co., Ltd.	2,773	313,492
Hyundai Development Co.-Engineering & Construction	6,977	320,802
Hyundai Heavy Industries Co., Ltd. (a)(b)	3,223	262,397
Hyundai Mobis Co., Ltd.	4,332	846,079
Hyundai Motor Co.	9,292	1,285,656
Hyundai Steel Co.	3,935	170,971
KB Financial Group, Inc.	28,152	837,221
Kia Motors Corp.	17,001	768,796
Korea Aerospace Industries, Ltd.	177	10,139
Korea Electric Power Corp. ADR (a)	33,277	681,846
Korea Zinc Co., Ltd.	1,684	661,353
KT Corp. ADR (a)(b)	23,187	303,054
KT&G Corp.	8,224	773,624
LG Chem, Ltd. Preference Shares	4,459	714,764
LG Electronics, Inc. (a)	12,136	467,399
LG Household & Health Care, Ltd.	799	575,674
Lotte Chemical Corp.	1,626	370,387
NAVER Corp.	1,697	734,465
NCSoft Corp.	1,435	228,816
POSCO ADR	16,951	593,624

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Samsung C&T Corp. (b)	2,693	$332,848
Samsung Electronics Co., Ltd. GDR	11,386	5,379,885
Samsung Fire & Marine Insurance Co., Ltd.	2,866	677,027
Samsung Heavy Industries Co., Ltd. (a)	8,160	84,677
Samsung SDS Co., Ltd.	829	201,427
Samsung Securities Co., Ltd.	14,245	546,221
Shinhan Financial Group Co., Ltd.	24,989	872,812
SK Holdings Co., Ltd.	2,617	538,723
SK Hynix, Inc.	20,930	592,425
SK Innovation Co., Ltd. (b)	4,570	377,845
SK Telecom Co., Ltd. ADR	11,518	281,039

		23,089,212

SPAIN — 2.4%
Abertis Infraestructuras SA	52,605	829,718
ACS, Actividades de Construccion y Servicios SA	24,558	704,373
Aena SA (b)(f)	591	65,146
Amadeus IT Holding SA (Class A) (a)	14,409	614,812
Banco Bilbao Vizcaya Argentaria SA	254,241	2,151,177
Banco de Sabadell SA (a)	66,614	122,096
Banco Popular Espanol SA (a)	84,748	308,301
Banco Santander SA	593,777	3,144,339
Distribuidora Internacional de Alimentacion SA (a)(b)	46,843	282,515
Ferrovial SA	66,493	1,583,914
Gas Natural SDG SA	19,683	382,957
Iberdrola SA	270,459	1,795,398
Industria de Diseno Textil SA	56,170	1,876,603
Mapfre SA	134,584	350,786
Repsol SA	64,295	747,118
Telefonica SA	197,120	2,382,980

		17,342,233

SWEDEN — 2.3%
Assa Abloy AB (Class B)	92,614	1,655,271
Atlas Copco AB (Class B)	63,478	1,415,323
Hennes & Mauritz AB (Class B)	50,439	1,838,454
Husqvarna AB (Class B)	117,800	769,691
Nordea Bank AB	155,884	1,732,241
Sandvik AB	63,578	539,731
Securitas AB (Class B)	38,337	466,697
Skandinaviska Enskilda Banken AB (Class A)	68,607	730,893
Skanska AB (Class B)	38,229	747,072
SKF AB (Class B)	37,164	681,063
Svenska Handelsbanken AB (Class A)	98,046	1,401,651
Swedbank AB (Class A)	41,799	921,496
Tele2 AB (Class B)	47,623	462,486
Telefonaktiebolaget LM Ericsson (Class B)	160,780	1,575,776
TeliaSonera AB	112,875	606,160
Volvo AB (Class B)	65,990	630,233

		16,174,238

SWITZERLAND — 7.0%
ABB, Ltd. (b)	112,029	1,974,352
Actelion, Ltd. (b)	198	25,067
Adecco SA (b)	9,508	693,322
Aryzta AG (b)	818	34,550
Cie Financiere Richemont SA	24,024	1,861,239
Coca-Cola HBC AG (b)	7,578	160,358
Credit Suisse Group AG (b)	64,036	1,534,872
Geberit AG	2,591	789,418
Givaudan SA (b)	674	1,093,327
Julius Baer Group, Ltd. (b)	7,336	332,001
Kuehne + Nagel International AG	5,513	706,404
LafargeHolcim, Ltd. (b)	15,622	816,194
Lonza Group AG (b)	1,291	168,857
Nestle SA	147,373	11,048,073
Novartis AG	107,258	9,813,597
Roche Holding AG	34,510	9,076,932
SGS SA	471	819,466
Sika AG	71	218,646
Sonova Holding AG	1,387	178,006
Swatch Group AG	2,686	992,371
Swiss Re AG	16,041	1,372,457
Syngenta AG	4,866	1,554,271
Transocean, Ltd. (a)	6,941	88,725
UBS Group AG	158,338	2,918,501
Zurich Insurance Group AG (b)	7,472	1,829,191

		50,100,197

TAIWAN — 2.5%
Advanced Semiconductor Engineering Inc, ADR	147,451	809,506
Advantech Co., Ltd.	14,000	95,665
Asia Pacific Telecom Co., Ltd. (b)	48,000	13,951
Asustek Computer, Inc.	11,000	94,374
AU Optronics Corp. ADR (a)	156,848	464,270
Catcher Technology Co., Ltd.	20,000	212,892
Cathay Financial Holding Co., Ltd.	148,000	202,038
Chicony Electronics Co., Ltd.	80,425	185,141
China Airlines, Ltd. (b)	462,000	157,847
China Development Financial Holding Corp.	280,000	75,256
China Life Insurance Co., Ltd.	161,400	122,542
China Motor Corp.	132,000	92,603
Chunghwa Telecom Co., Ltd. ADR (a)	59,429	1,795,944
Compal Electronics, Inc.	151,000	85,297
CTBC Financial Holding Co., Ltd.	303,184	156,069
CTCI Corp.	59,000	70,598
Delta Electronics, Inc.	34,000	159,016
E.Sun Financial Holding Co., Ltd.	173,520	101,970
Eclat Textile Co., Ltd.	9,000	142,130
Eva Airways Corp. (b)	285,000	159,259
Feng TAY Enterprise Co., Ltd.	15,390	95,581
Foxconn Technology Co., Ltd.	24,000	68,660
Fubon Financial Holding Co., Ltd.	198,000	308,478
Giant Manufacturing Co., Ltd.	17,000	123,392
Hermes Microvision, Inc.	2,000	75,621
Highwealth Construction Corp.	36,400	51,293
Hiwin Technologies Corp.	6,180	32,845
Hon Hai Precision Industry Co., Ltd. GDR	525,982	2,882,381
Hotai Motor Co., Ltd.	7,000	74,406
HTC Corp.	13,000	25,070

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Innolux Corp.	163,000	$50,740
Inotera Memories, Inc. (b)	1,000	624
Largan Precision Co., Ltd.	4,000	310,986
MediaTek, Inc.	43,000	317,987
Mega Financial Holding Co., Ltd.	24,000	16,618
Merida Industry Co., Ltd.	28,000	150,513
Pegatron Corp.	48,000	116,911
Phison Electronics Corp.	3,000	18,860
Pou Chen Corp.	64,000	95,920
Powertech Technology, Inc.	2,000	3,602
President Chain Store Corp.	15,000	93,387
Radiant Opto-Electronics Corp.	13,000	40,073
Ruentex Development Co., Ltd.	35,158	38,278
ScinoPharm Taiwan, Ltd.	27,120	32,122
Siliconware Precision Industries Co., Ltd. ADR (a)	77,584	487,615
Standard Foods Corp.	138,000	297,563
Taishin Financial Holding Co., Ltd.	112,000	39,626
Taiwan Business Bank (b)	595,048	147,644
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	234,276	4,861,227
Teco Electric & Machinery Co., Ltd.	53,000	41,608
TPK Holding Co., Ltd.	21,000	50,001
Transcend Information, Inc.	7,000	17,645
Uni-President Enterprises Corp.	38,000	65,781
United Microelectronics Corp. ADR (a)	828,113	1,341,543
Wan Hai Lines, Ltd.	11,000	6,915
Zhen Ding Technology Holding, Ltd.	21,000	60,077

		17,637,961

THAILAND — 0.4%
Bangkok Bank PCL	338,176	1,481,471
BEC World PCL	49,100	43,290
Bumrungrad Hospital PCL	18,500	110,098
Central Pattana PCL	48,900	60,291
Delta Electronics Thailand PCL	42,200	102,317
Indorama Ventures PCL	27,000	17,110
IRPC PCL	2,987,000	309,440
Kasikornbank PCL	38,400	180,388
Minor International PCL	57,100	44,837
PTT PCL	94,977	628,034
Thai Union Group PCL	141,400	71,684
TMB Bank PCL	716,400	47,766

		3,096,726

TURKEY — 0.3%
Akbank TAS	295,251	661,152
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	538,790	446,656
Turkiye Garanti Bankasi AS	226,256	525,334
Turkiye Is Bankasi (Class C)	467,294	726,927

		2,360,069

UNITED KINGDOM — 14.9%
3i Group PLC	138,687	979,585
Anglo American PLC	74,809	624,263
ARM Holdings PLC	11,223	161,075
AstraZeneca PLC	52,576	3,330,125
BAE Systems PLC	146,673	994,668
Barclays PLC	699,554	2,587,134
BG Group PLC	156,530	2,254,857
BHP Billiton PLC	93,041	1,416,385
BP PLC	872,508	4,414,249
British American Tobacco PLC	78,677	4,341,581
British Land Co. PLC	131,455	1,669,633
BT Group PLC	333,133	2,117,357
Burberry Group PLC	31,321	649,027
Capita PLC	29,489	535,128
Centrica PLC	341,331	1,185,035
Cobham PLC	46,223	200,036
Compass Group PLC	132,586	2,114,788
Diageo PLC	147,774	3,963,099
Experian PLC	44,931	720,066
Fresnillo PLC	12,877	115,375
G4S PLC	69,373	242,426
GlaxoSmithKline PLC	202,620	3,885,590
Glencore PLC (b)	488,501	677,430
Hammerson PLC	111,680	1,054,758
HSBC Holdings PLC	926,259	6,997,014
ICAP PLC	128,726	891,484
Imperial Tobacco Group PLC	53,852	2,784,063
InterContinental Hotels Group PLC	9,951	344,274
J Sainsbury PLC (a)	118,082	466,837
Land Securities Group PLC	63,437	1,209,788
Lloyds Banking Group PLC	2,390,049	2,721,037
Marks & Spencer Group PLC	98,971	751,081
National Grid PLC	248,556	3,459,660
Next PLC	18,911	2,179,917
Old Mutual PLC	631,174	1,807,930
Pearson PLC	53,216	908,463
Prudential PLC	72,814	1,536,961
Randgold Resources, Ltd.	3,288	192,347
Reckitt Benckiser Group PLC	39,198	3,554,791
RELX PLC	77,472	1,328,410
Rio Tinto PLC	67,254	2,251,393
Rolls-Royce Holdings PLC (b)	86,765	889,763
Royal Bank of Scotland Group PLC (b)	130,168	621,092
Royal Dutch Shell PLC (Class A)	165,692	3,900,259
Royal Dutch Shell PLC (Class B)	101,864	2,411,685
RSA Insurance Group PLC	55,037	335,720
SABMiller PLC	48,680	2,755,590
Sage Group PLC	106,993	809,366
Severn Trent PLC	35,000	1,157,875
Shire PLC	25,883	1,765,850
Sky PLC	76,163	1,204,441
Smith & Nephew PLC	73,768	1,288,363
Smiths Group PLC	17,677	269,101
SSE PLC	70,289	1,592,795
Standard Chartered PLC	84,474	819,948
Standard Life PLC	153,515	901,778
Tesco PLC (b)	431,420	1,197,200
Tullow Oil PLC (b)	27,305	69,940
Unilever PLC	75,742	3,081,653
United Utilities Group PLC	51,855	726,563
Vodafone Group PLC	1,379,994	4,357,326
Whitbread PLC	7,575	535,617
Wolseley PLC	11,729	685,432

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

WPP PLC	76,407	$1,589,076

		106,585,553

TOTAL COMMON STOCKS —
(Cost $858,394,528)		709,235,332

RIGHTS — 0.0% (g)
HONG KONG — 0.0% (g)
Fosun International, Ltd. (expiring 10/19/15) (b)	5,768	0

SPAIN — 0.0% (g)
Banco Popular Espanol SA (expired 9/25/15) (a)(b)	84,748	1,696

TOTAL RIGHTS —
(Cost $1,902)		1,696

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	38,237,835	38,237,835
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (i)(j)	756,698	756,698

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,994,533)		38,994,533

TOTAL INVESTMENTS — 104.6%
(Cost $897,390,963)		748,231,561
OTHER ASSETS & LIABILITIES — (4.6)%		(32,920,203)

NET ASSETS — 100.0%		$715,311,358

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.3%
Alumina, Ltd.	20,642	$16,308
Amcor, Ltd.	1,780	16,463
AMP, Ltd.	6,260	24,442
Australia & New Zealand Banking Group, Ltd.	1,401	26,643
BHP Billiton, Ltd.	1,738	27,120
Boral, Ltd. (a)	5,663	20,958
Brambles, Ltd.	4,151	28,392
Coca-Cola Amatil, Ltd.	2,042	12,920
Commonwealth Bank of Australia (a)	461	23,542
CSL, Ltd.	797	49,925
Federation Centres	16,205	31,181
Fortescue Metals Group, Ltd. (a)	3,105	3,968
Iluka Resources, Ltd. (a)	827	3,607
Insurance Australia Group, Ltd. (a)	9,544	32,439
Lend Lease Group	4,926	43,414
Macquarie Group, Ltd.	835	44,952
National Australia Bank, Ltd.	1,866	39,286
Newcrest Mining, Ltd. (b)	980	8,740
Origin Energy, Ltd. (c)	1,975	7,684
Orora, Ltd.	877	1,423
OZ Minerals, Ltd.	3,003	6,980
QBE Insurance Group, Ltd.	1,461	13,225
Recall Holdings, Ltd.	416	2,135
Rio Tinto, Ltd.	626	21,365
Santos, Ltd. (a)	2,287	6,392
Scentre Group	4,358	11,936
Shopping Centres Australasia Property Group	42,869	58,704
Sonic Healthcare, Ltd.	2,162	27,708
South32, Ltd. (b)(d)	1,875	1,796
South32, Ltd. (a)(b)(d)	1,738	1,666
Suncorp Group, Ltd.	3,155	27,008
Sydney Airport	462	1,934
Transurban Group	2,941	20,529
Wesfarmers, Ltd. (a)	1,908	52,551
Westfield Corp.	3,497	24,484
Westpac Banking Corp. (a)	2,019	42,110
Woodside Petroleum, Ltd.	803	16,314
Woolworths, Ltd. (a)	707	12,333

		812,577

AUSTRIA — 0.1%
OMV AG	839	20,351

BELGIUM — 0.5%
Anheuser-Busch InBev SA	488	51,706
Delhaize Group	440	38,850
Solvay SA	226	23,012
UCB SA	738	57,542

		171,110

BRAZIL — 0.3%
Ambev SA ADR	4,725	23,152
Banco Bradesco SA Preference Shares ADR	3,251	17,425
Companhia Energetica de Minas Gerais ADR	3,554	6,326
Companhia Siderurgica Nacional SA ADR (a)	3,119	2,989
Gerdau SA ADR (a)	2,818	3,861
Itau Unibanco Holding SA Preference Shares ADR	3,680	24,362
Oi SA, ADR (a)(b)	492	332
Petroleo Brasileiro SA Preference Shares ADR (b)	4,704	17,311
Tim Participacoes SA ADR	1,073	10,140
Vale SA Preference Shares ADR	3,748	12,556

		118,454

CANADA — 3.0%
Agrium, Inc. (a)	209	18,644
Bank of Montreal	458	24,863
Bank of Nova Scotia	578	25,363
Barrick Gold Corp.	893	5,655
Brookfield Asset Management, Inc. (Class A)	1,330	41,655
Cameco Corp. (a)	1,190	14,441
Canadian Imperial Bank of Commerce (a)	209	14,947
Canadian National Railway Co.	901	50,927
Canadian Natural Resources, Ltd.	901	17,466
Canadian Pacific Railway, Ltd. (a)	191	27,287
Canadian Tire Corp., Ltd. (Class A)	221	19,789
Cenovus Energy, Inc.	1,142	17,240
Eldorado Gold Corp.	1,227	3,917
Enbridge, Inc.	1,019	37,661
Encana Corp.	1,672	10,713
Enerplus Corp. (a)	1,315	6,375
First Quantum Minerals, Ltd. (a)	637	2,323
Goldcorp, Inc. (a)	875	10,919
IAMGOLD Corp. (b)	1,321	2,148
IGM Financial, Inc. (a)	352	8,890
Imperial Oil, Ltd. (a)	655	20,656
Kinross Gold Corp. (b)	1,934	3,347
Loblaw Cos., Ltd.	733	37,566
Manulife Financial Corp.	2,346	36,117
National Bank of Canada (a)	1,237	39,305
Onex Corp.	779	44,757
Penn West Petroleum, Ltd. (a)	1,013	453
Potash Corp. of Saskatchewan, Inc.	666	13,626
Rogers Communications, Inc. (Class B)	1,239	42,492
Royal Bank of Canada (a)	1,085	59,717
Shaw Communications, Inc. (Class B) (a)	827	15,939
Silver Wheaton Corp.	584	6,987
SNC-Lavalin Group, Inc. (a)	518	14,674
Sun Life Financial, Inc.	1,279	41,059
Suncor Energy, Inc.	1,821	48,476
Teck Resources, Ltd. (Class B) (a)	649	3,084
TELUS Corp.	1,750	54,887
TMX Group, Ltd.	20	699
Toronto-Dominion Bank	1,734	68,030
TransAlta Corp. (a)	2,029	9,383
TransCanada Corp. (a)	364	11,457
Valeant Pharmaceuticals International, Inc. (b)	708	125,789

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Yamana Gold, Inc. (a)	1,785	$2,996

		1,062,719

CHILE — 0.0% (e)
Empresa Nacional de Electricidad SA ADR	154	5,469
Enersis SA ADR	392	4,955
Sociedad Quimica y Minera de Chile SA ADR (a)	88	1,279

		11,703

CHINA — 1.5%
Agricultural Bank of China, Ltd. (Class H)	42,000	15,879
Bank of China, Ltd. (Class H)	83,000	35,663
Bank of Communications Co., Ltd. (Class H)	30,000	20,787
China Construction Bank Corp. (Class H)	65,000	43,193
China Life Insurance Co., Ltd. (Class H)	11,000	38,038
China Merchants Bank Co., Ltd. (Class H)	14,174	34,200
China Petroleum & Chemical Corp. (Class H)	35,200	21,392
China Shenhua Energy Co., Ltd. (Class H)	5,500	8,403
China Telecom Corp., Ltd. (Class H)	36,000	17,326
Hengan International Group Co., Ltd.	3,000	29,168
Huaneng Power International, Inc. (Class H)	24,000	25,796
Industrial & Commercial Bank of China, Ltd. (Class H)	66,000	37,982
PetroChina Co., Ltd. (Class H)	24,000	16,630
PICC Property & Casualty Co., Ltd. (Class H)	13,859	26,931
Ping An Insurance Group Co. of China, Ltd. (Class H)	6,000	29,690
Tencent Holdings, Ltd.	6,000	100,103
Wumart Stores, Inc. (Class H) (b)	59,000	23,752
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	12,000	5,326

		530,259

COLOMBIA — 0.0% (e)
BanColombia SA ADR	128	4,122

DENMARK — 0.7%
AP Moeller — Maersk A/S (Class B)	30	46,100
Danske Bank A/S	1,013	30,542
DSV A/S	1,519	56,662
Novo Nordisk A/S (Class B)	2,257	120,968

		254,272

FINLAND — 0.4%
Fortum Oyj	791	11,682
Metso Oyj	470	9,753
Nokia Oyj	4,901	33,399
Sampo Oyj (Class A)	554	26,764
UPM-Kymmene Oyj	1,803	26,969
Valmet Oyj	104	1,005
Wartsila Oyj Abp	536	21,222

		130,794

FRANCE — 3.2%
Accor SA	962	44,843
Alstom SA (b)	732	22,556
AXA SA	1,905	46,006
BNP Paribas SA	1,011	59,203
Bouygues SA	579	20,507
Cap Gemini SA	714	63,457
Carrefour SA	1,133	33,439
Credit Agricole SA	2,069	23,684
Danone SA	556	35,016
Engie	971	15,651
Essilor International SA	364	44,248
Groupe Fnac SA (b)	587	33,476
Hermes International	7	2,539
Kering	125	20,372
LVMH Moet Hennessy Louis Vuitton SE	197	33,469
Orange SA	2,775	41,879
Pernod Ricard SA	266	26,776
Publicis Groupe SA	461	31,380
Renault SA	672	48,008
Sanofi	887	84,051
Schneider Electric SE	643	35,895
Societe Generale SA	809	35,986
Sodexo SA	566	46,753
Technip SA	307	14,449
Total SA (a)	1,392	62,464
Unibail-Rodamco SE	215	55,511
Vallourec SA (a)	245	2,165
Veolia Environnement SA	1,705	38,883
Vinci SA	821	51,971
Vivendi SA	2,091	49,319

		1,123,956

GERMANY — 2.7%
adidas AG	488	39,226
Allianz SE	458	71,702
BASF SE	738	56,281
Bayer AG	869	111,019
Commerzbank AG (b)	821	8,635
Daimler AG	1,019	73,764
Deutsche Bank AG	1,262	33,908
Deutsche Boerse AG	352	30,267
Deutsche Lufthansa AG (b)	2,108	29,237
Deutsche Post AG	1,750	48,396
Deutsche Telekom AG	2,890	51,244
E.ON SE	1,809	15,502
Fresenius Medical Care AG & Co. KGaA	197	15,354
Linde AG	125	20,225
MAN SE	167	16,993
Merck KGaA	619	54,648
Muenchener Rueckversicherungs- Gesellschaft AG	266	49,512
OSRAM Licht AG	15	774
RWE AG	607	6,877
Salzgitter AG (a)	643	15,927
SAP SE	901	58,283
Siemens AG	716	63,891
ThyssenKrupp AG	1,130	19,778
Volkswagen AG (a)	215	25,187

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Volkswagen AG Preference Shares	197	$21,495

		938,125

HONG KONG — 2.1%
AIA Group, Ltd.	8,400	43,409
Bank of East Asia, Ltd. (a)	7,637	25,621
Cheung Kong Property Holdings, Ltd.	9,920	72,127
China Mobile, Ltd.	5,500	65,148
China Overseas Land & Investment, Ltd.	12,000	36,232
China Unicom (Hong Kong), Ltd.	12,000	15,190
CITIC, Ltd. (a)	12,000	21,832
CK Hutchison Holdings, Ltd.	8,920	115,326
CNOOC, Ltd. (a)	18,000	18,418
COSCO Pacific, Ltd. (c)	10,240	13,248
Global Brands Group Holding, Ltd. (b)	8,000	1,652
Hang Lung Properties, Ltd.	6,000	13,440
Henderson Land Development Co., Ltd.	6,959	41,395
Hong Kong Exchanges and Clearing, Ltd.	1,836	41,884
Li & Fung, Ltd. (a)	12,000	9,151
Link REIT (a)	6,058	33,221
New World Development Co., Ltd.	18,715	18,111
Sands China, Ltd.	4,800	14,431
Shangri-La Asia, Ltd.	12,000	10,374
Sun Hung Kai Properties, Ltd.	6,253	81,087
Swire Pacific, Ltd. (Class A)	3,000	33,464

		724,761

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	137	5,966
Richter Gedeon NyRt	1,112	17,655

		23,621

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	1,269	81,102
ICICI Bank, Ltd. ADR	3,958	33,168
Infosys, Ltd. ADR	2,215	42,284
Mahindra & Mahindra, Ltd. GDR	316	6,099
Reliance Industries, Ltd. GDR (f)	983	25,558
Tata Motors, Ltd. ADR (b)	1,183	26,617

		214,828

INDONESIA — 0.3%
Astra Agro Lestari Tbk PT	9,000	11,135
Astra International Tbk PT	30,200	10,771
Bank Central Asia Tbk PT	27,200	22,790
Bank Mandiri Persero Tbk PT	27,200	14,714
Bank Rakyat Indonesia Persero Tbk PT	31,800	18,776
Gudang Garam Tbk PT	3,000	8,601
Telekomunikasi Indonesia Persero Tbk PT	200,000	36,109

		122,896

IRELAND — 1.4%
Accenture PLC (Class A) (a)	619	60,823
Allegion PLC (a)	202	11,647
Allergan PLC (b)	229	62,245
CRH PLC	959	25,156
Eaton Corp. PLC (a)	1,233	63,253
Mallinckrodt PLC (a)(b)	77	4,923
Medtronic PLC (a)	2,859	191,381
Pentair PLC (a)	71	3,624
Perrigo Co. PLC	11	1,730
Seagate Technology PLC (a)	619	27,731
Tyco International PLC (a)	619	20,712
Weatherford International PLC (a)(b)	3,087	26,178

		499,403

ISRAEL — 0.4%
Bank Hapoalim BM	4,133	20,776
Bank Leumi Le-Israel BM (b)	18,820	70,199
Teva Pharmaceutical Industries, Ltd. ADR	708	39,974

		130,949

ITALY — 0.8%
Assicurazioni Generali SpA	1,714	31,301
Banca Monte dei Paschi di Siena SpA (b)	4,978	8,846
Enel SpA	7,551	33,614
ENI SpA	2,600	40,777
Intesa Sanpaolo SpA	13,625	47,999
Mediaset SpA	6,701	30,743
Saipem SpA (a)(b)	340	2,719
Telecom Italia SpA (b)	31,835	39,161
UniCredit SpA	4,695	29,191

		264,351

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	600	20,039
Asahi Group Holdings, Ltd.	600	19,388
Asahi Kasei Corp.	6,000	42,082
Astellas Pharma, Inc. (a)	3,000	38,701
Bridgestone Corp. (a)	600	20,670
Canon, Inc.	600	17,304
Credit Saison Co., Ltd. (a)	1,200	21,692
Daiichi Sankyo Co., Ltd. (a)	1,800	31,111
Daikin Industries, Ltd.	600	33,446
Daiwa Securities Group, Inc.	6,000	38,561
Denso Corp. (a)	1,200	50,459
Eisai Co., Ltd. (a)	600	35,219
FUJIFILM Holdings Corp.	1,200	44,647
Fujitsu, Ltd.	5,000	21,647
Hitachi, Ltd.	6,000	30,104
Hokuhoku Financial Group, Inc.	12,000	27,354
Honda Motor Co., Ltd.	1,200	35,459
Hoya Corp.	1,200	39,107
ITOCHU Corp. (a)	1,800	18,900
Japan Tobacco, Inc.	1,200	37,022
JFE Holdings, Inc. (a)	1,200	15,656
Joyo Bank, Ltd.	6,000	31,462
JSR Corp. (a)	1,200	17,214
JX Holdings, Inc. (a)	3,000	10,794
Kajima Corp.	6,000	31,712
Kamigumi Co., Ltd.	6,000	48,896
Kansai Electric Power Co., Inc. (b)	1,200	13,296
KDDI Corp.	3,600	80,167
Kobe Steel, Ltd. (a)	18,000	19,388
Komatsu, Ltd. (a)	1,200	17,559
Konica Minolta Holdings, Inc. (a)	3,000	31,412
Kyocera Corp.	1,200	54,707
Makita Corp. (a)	600	31,712
Marubeni Corp. (a)	6,000	29,247

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Marui Group Co., Ltd. (a)	5,400	$64,882
Mitsubishi Chemical Holdings Corp.	3,000	15,563
Mitsubishi Corp. (a)	1,200	19,573
Mitsubishi Electric Corp.	6,000	54,607
Mitsubishi Heavy Industries, Ltd.	6,000	26,672
Mitsubishi UFJ Financial Group, Inc. (a)	10,700	64,004
Mitsui & Co., Ltd. (a)	1,200	13,431
Mizuho Financial Group, Inc. (a)	22,100	41,131
MS&AD Insurance Group Holdings, Inc. (a)	1,200	31,993
Murata Manufacturing Co., Ltd.	600	77,001
NEC Corp.	2,000	6,129
Nippon Steel & Sumitomo Metal Corp. (a)	1,700	30,781
Nippon Yusen K.K. (a)	12,000	27,654
Nissan Motor Co., Ltd. (a)	2,400	21,923
Nitto Denko Corp.	600	35,695
Nomura Holdings, Inc. (a)	5,900	33,898
NTT Data Corp.	600	30,109
Obayashi Corp.	6,000	51,000
ORIX Corp.	2,400	30,700
Osaka Gas Co., Ltd.	6,000	22,694
Panasonic Corp. (a)	3,600	36,176
Resona Holdings, Inc. (a)	3,600	18,225
Rohm Co., Ltd.	600	26,502
Secom Co., Ltd.	600	35,915
Seven & i Holdings Co., Ltd.	600	27,273
Shin-Etsu Chemical Co., Ltd.	600	30,635
SoftBank Group Corp.	1,200	54,877
Sompo Japan Nipponkoa Holdings, Inc.	1,200	34,628
Sony Corp.	1,800	43,563
Sumitomo Chemical Co., Ltd.	6,000	30,159
Sumitomo Corp. (a)	1,200	11,543
Sumitomo Electric Industries, Ltd.	1,800	22,897
Sumitomo Mitsui Financial Group, Inc.	1,200	45,209
Sumitomo Mitsui Trust Holdings, Inc. (a)	6,000	21,913
T&D Holdings, Inc.	2,400	28,145
Takeda Pharmaceutical Co., Ltd. (a)	600	26,236
TDK Corp. (a)	600	33,716
Teijin, Ltd.	6,000	18,136
Terumo Corp. (a)	1,200	33,766
Tokio Marine Holdings, Inc.	1,200	44,507
Tokyo Electron, Ltd.	600	28,125
Tokyu Corp.	6,000	43,836
Toppan Printing Co., Ltd.	6,000	48,144
Toshiba Corp. (a)(b)	6,000	15,049
Toyota Motor Corp.	2,400	139,694
Toyota Tsusho Corp. (a)	1,800	37,769
West Japan Railway Co.	600	37,478
Yamada Denki Co., Ltd. (a)	2,400	9,659
Yamaha Corp.	3,600	79,295

		2,818,644

LUXEMBOURG — 0.0% (e)
ArcelorMittal (a)	1,203	6,256

MEXICO — 0.5%
America Movil SAB de CV (Series L)	46,226	38,243
Cemex SAB de CV (b)	21,900	15,236
Fomento Economico Mexicano SAB de CV	4,752	42,417
Grupo Financiero Banorte SAB de CV	4,574	22,348
Grupo Mexico SAB de CV (Series B)	7,607	18,368
Grupo Televisa SAB	4,040	21,026
Industrias Penoles SAB de CV	308	4,188

		161,826

NETHERLANDS — 1.5%
Airbus Group SE	406	23,979
Akzo Nobel NV	462	29,906
ASML Holding NV	436	38,039
CNH Industrial NV (a)	851	5,533
Heineken NV	322	25,966
ING Groep NV	4,174	58,939
Koninklijke Ahold NV	1,971	38,304
Koninklijke DSM NV	549	25,245
Koninklijke KPN NV	5,495	20,512
Koninklijke Philips NV	1,638	38,479
LyondellBasell Industries NV (Class A)	619	51,600
RELX NV	3,245	52,776
Unilever NV	1,225	49,076
Wolters Kluwer NV	2,616	80,332

		538,686

NORWAY — 0.3%
DnB ASA	2,239	29,057
Norsk Hydro ASA	6,885	22,891
Telenor ASA (a)	1,833	34,146
Yara International ASA	382	15,204

		101,298

PERU — 0.0% (e)
Compania de Minas Buenaventura SA ADR	185	1,103

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	446	20,587

PORTUGAL — 0.0% (e)
Pharol SGPS SA (b)	5,239	1,561

RUSSIA — 0.3%
Gazprom PAO ADR (d)	468	1,900
Gazprom PAO ADR (d)	4,358	17,519
Lukoil PJSC ADR	590	20,096
MMC Norilsk Nickel PJSC ADR	720	10,346
Mobile TeleSystems PJSC ADR	1,124	8,115
RusHydro PJSC ADR (a)(d)	989	1,009
RusHydro PJSC ADR (d)	579	544
Sberbank of Russia ADR (d)	247	1,215
Sberbank of Russia ADR (d)	2,299	11,347
Surgutneftegas OAO ADR Preference Shares	5,191	31,146
Tatneft PAO ADR	601	16,798
Uralkali PJSC GDR (b)	88	1,305

		121,340

SINGAPORE — 0.4%
CapitaLand, Ltd. (a)	18,000	33,927
Singapore Exchange, Ltd. (a)	12,000	59,329
Singapore Press Holdings, Ltd. (a)	12,000	32,407

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Singapore Telecommunications, Ltd.	6,000	$15,191

		140,854

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (b)	524	4,149
Discovery, Ltd.	7,825	77,905
FirstRand, Ltd. (a)	6,592	23,432
Gold Fields, Ltd.	1,269	3,309
Harmony Gold Mining Co., Ltd. (a)(b)	1,406	877
Impala Platinum Holdings, Ltd. (b)	953	2,648
MTN Group, Ltd.	2,434	31,334
Naspers, Ltd. (Class N)	388	48,564
Sanlam, Ltd.	6,103	26,395
Sasol, Ltd. (a)	470	13,175
Sibanye Gold, Ltd.	625	709
Standard Bank Group, Ltd.	1,577	15,397

		247,894

SOUTH KOREA — 1.5%
Actoz Soft Co., Ltd. (b)	373	12,430
E-Mart Co., Ltd.	24	4,667
Hana Financial Group, Inc.	328	7,306
Hyundai Heavy Industries Co., Ltd. (b)	35	2,849
Hyundai Mobis Co., Ltd.	83	16,211
Hyundai Motor Co.	184	25,459
Hyundai Steel Co.	142	6,170
JoyCity Corp. (b)	933	18,891
KB Financial Group, Inc.	448	13,323
KH Vatec Co., Ltd.	1,043	13,507
Kia Motors Corp.	262	11,848
Korea Electric Power Corp. ADR	492	10,081
KT&G Corp.	168	15,804
LG Chem, Ltd. Preference Shares	253	40,555
LG Electronics, Inc.	113	4,352
LG Household & Health Care, Ltd.	25	18,012
Lotte Chemical Corp.	15	3,417
NAVER Corp.	46	19,909
NHN Entertainment Corp. (b)	29	1,578
POSCO ADR	674	23,603
Samsung C&T Corp. (b)	97	11,989
Samsung Electronics Co., Ltd. GDR	228	107,730
Samsung Engineering Co., Ltd. (b)	71	1,827
Samsung Fire & Marine Insurance Co., Ltd.	55	12,993
Samsung Heavy Industries Co., Ltd.	373	3,871
Samsung Securities Co., Ltd.	270	10,353
SeAH Steel Corp.	1,061	61,764
Shinhan Financial Group Co., Ltd.	448	15,648
SK Holdings Co., Ltd.	59	12,145
SK Hynix, Inc.	693	19,615
SK Innovation Co., Ltd. (b)	59	4,878

		532,785

SPAIN — 1.0%
Acciona SA	786	55,538
Acerinox SA (a)	1,725	15,370
ACS, Actividades de Construccion y Servicios SA	1,284	36,828
Banco Bilbao Vizcaya Argentaria SA	5,029	42,551
Banco Santander SA	11,397	60,353
Iberdrola SA	4,361	28,950
Industria de Diseno Textil SA	1,195	39,924
Repsol SA	800	9,296
Telefonica SA	4,041	48,851

		337,661

SWEDEN — 1.1%
Assa Abloy AB (Class B)	2,034	36,353
Atlas Copco AB (Class B)	1,893	42,207
Nordea Bank AB	3,286	36,515
Sandvik AB	1,762	14,958
Securitas AB (Class B)	2,739	33,343
Skandinaviska Enskilda Banken AB (Class A)	4,145	44,158
Skanska AB (Class B)	1,797	35,117
SKF AB (Class B)	1,279	23,439
Svenska Handelsbanken AB (Class A)	1,681	24,031
Tele2 AB (Class B)	1,130	10,974
Telefonaktiebolaget LM Ericsson (Class B)	3,355	32,882
TeliaSonera AB	2,890	15,520
Volvo AB (Class A)	2,765	26,341

		375,838

SWITZERLAND — 3.4%
ABB, Ltd. (b)	2,497	44,006
ACE, Ltd. (a)	619	64,005
Adecco SA (b)	482	35,147
Cie Financiere Richemont SA	678	52,528
Credit Suisse Group AG (b)	1,470	35,234
Geberit AG	197	60,022
Givaudan SA (b)	24	38,932
Kuehne + Nagel International AG	232	29,727
LafargeHolcim, Ltd. (b)	462	24,138
Nestle SA	2,394	179,470
Novartis AG	1,630	149,137
Roche Holding AG	607	159,655
Santhera Pharmaceutical Holding AG (b)	300	33,159
SGS SA	24	41,756
Swatch Group AG	72	26,601
Swiss Re AG	584	49,967
Syngenta AG	60	19,165
TE Connectivity, Ltd.	1,233	73,844
Transocean, Ltd. (a)	440	5,625
UBS Group AG	3,393	62,540
Zurich Insurance Group AG (b)	119	29,132

		1,213,790

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR	7,130	39,144
AU Optronics Corp. ADR (a)	12,126	35,893
Chunghwa Telecom Co., Ltd. ADR (a)	1,624	49,077
Hon Hai Precision Industry Co., Ltd. GDR	11,641	63,793
Siliconware Precision Industries Co., Ltd. ADR	10,200	64,107
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,773	140,540

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

United Microelectronics Corp. ADR (a)	27,936	$45,256

		437,810

THAILAND — 0.1%
Bangkok Bank PCL	6,600	28,913
PTT PCL	1,200	7,935

		36,848

TURKEY — 0.2%
Akbank TAS	4,514	10,108
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	24,717	20,490
Turkiye Garanti Bankasi AS	5,221	12,123
Turkiye Is Bankasi (Class C)	11,982	18,639

		61,360

UNITED KINGDOM — 7.5%
3i Group PLC	10,948	77,329
Anglo American PLC	1,376	11,482
AstraZeneca PLC	1,091	69,103
BAE Systems PLC	5,503	37,319
Barclays PLC	14,771	54,627
BG Group PLC	2,751	39,629
BHP Billiton PLC	408	6,211
BP PLC	11,427	57,812
British American Tobacco PLC	314	17,327
British Land Co. PLC	3,919	49,776
BT Group PLC	12,841	81,616
Burberry Group PLC	977	20,245
Capita PLC	3,317	60,193
Cobham PLC	16,349	70,753
Compass Group PLC	2,786	44,438
Diageo PLC	1,678	45,002
Experian PLC	2,294	36,764
G4S PLC	3,848	13,447
GlaxoSmithKline PLC	3,860	74,022
Glencore PLC (b)	3,281	4,550
Hammerson PLC	6,230	58,839
HSBC Holdings PLC	14,560	109,987
Imperial Tobacco Group PLC	619	32,001
Indivior PLC	551	1,891
InterContinental Hotels Group PLC	1,555	53,798
J Sainsbury PLC (a)	4,550	17,988
Land Securities Group PLC	2,722	51,910
Liberty Global PLC (Class A) (b)	619	26,580
Liberty Global PLC (Series C) (b)	1,103	45,245
Liberty Global PLC LiLAC (Series A) (b)	30	1,011
Liberty Global PLC LiLAC (Series C) (b)	54	1,849
Lloyds Banking Group PLC	53,476	60,882
Lonmin PLC (a)(b)	29	7
Marks & Spencer Group PLC	6,282	47,673
National Grid PLC	1,225	17,051
Next PLC	446	51,412
Noble Corp. PLC (a)	1,233	13,452
Old Mutual PLC	9,260	26,524
Paragon Offshore PLC (a)	741	178
Pearson PLC	738	12,599
Prudential PLC	2,997	63,261
Randgold Resources, Ltd.	181	10,588
Reckitt Benckiser Group PLC	494	44,800
RELX PLC	1,922	32,956
Rio Tinto PLC	1,326	44,389
Rolls-Royce Holdings PLC (b)	1,952	20,018
Royal Dutch Shell PLC (Class A)	226	5,320
Royal Dutch Shell PLC (Class B)	4,678	110,754
RSA Insurance Group PLC	4,358	26,583
SABMiller PLC	809	45,794
Sage Group PLC	10,498	79,414
Severn Trent PLC	1,543	51,046
Sky PLC	1,239	19,594
Smith & Nephew PLC	2,799	48,885
Smiths Group PLC	2,155	32,806
SSE PLC	1,054	23,884
Standard Chartered PLC	2,346	22,772
Standard Life PLC	10,377	60,957
Tesco PLC (b)	7,297	20,249
Tullow Oil PLC (b)	1,097	2,810
Unilever PLC	945	38,448
United Utilities Group PLC	2,745	38,461
Vodafone Group PLC	22,514	71,088
Whitbread PLC	2,017	142,619
Wolseley PLC	524	30,622
WPP PLC	2,125	44,195

		2,634,835

UNITED STATES — 51.1%
3M Co. (a)	619	87,756
Abbott Laboratories (a)	1,233	49,591
AbbVie, Inc.	607	33,027
Adobe Systems, Inc. (b)	1,851	152,189
ADT Corp. (a)	150	4,485
Aetna, Inc. (a)	1,233	134,903
Aflac, Inc.	1,233	71,674
Agilent Technologies, Inc.	1,233	42,329
Alexion Pharmaceuticals, Inc. (a)(b)	619	96,805
Allstate Corp.	1,233	71,810
Alphabet, Inc. (Class A) (b)	302	192,788
Alphabet, Inc. (Class C) (b)	302	183,743
Altera Corp.	619	31,000
Altria Group, Inc.	1,233	67,075
Amazon.com, Inc. (b)	399	204,244
American Capital Agency Corp. (a)	619	11,575
American Electric Power Co., Inc.	1,233	70,108
American Express Co.	1,233	91,402
American Tower Corp.	619	54,460
Amgen, Inc.	1,055	145,928
Anadarko Petroleum Corp.	619	37,381
Annaly Capital Management, Inc.	1,233	12,170
Anthem, Inc. (a)	619	86,660
Apache Corp.	619	24,240
Apple, Inc. (a)	4,330	477,599
Applied Materials, Inc.	4,318	63,431
Archer-Daniels-Midland Co. (a)	1,851	76,724
AT&T, Inc. (a)	5,489	178,832
Automatic Data Processing, Inc. (a)	619	49,743
Baker Hughes, Inc.	935	48,657
Bank of America Corp.	10,502	163,621
Bank of New York Mellon Corp.	1,851	72,467

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Baxalta, Inc. (a)	1,233	$38,852
Baxter International, Inc.	1,233	40,504
Becton, Dickinson and Co. (a)	619	82,117
Bed Bath & Beyond, Inc. (a)(b)	619	35,295
Berkshire Hathaway, Inc. (Class B) (b)	619	80,718
Biogen, Inc. (b)	379	110,596
Boeing Co. (a)	619	81,058
Bristol-Myers Squibb Co. (a)	1,851	109,579
Broadcom Corp. (Class A)	1,233	63,413
C.H. Robinson Worldwide, Inc. (a)	619	41,956
California Resources Corp. (a)	492	1,279
Cameron International Corp. (b)	1,233	75,608
Capital One Financial Corp. (a)	619	44,890
Carnival Corp.	619	30,764
Caterpillar, Inc. (a)	619	40,458
CBS Corp. (Class B)	1,227	48,957
CDK Global, Inc.	204	9,747
Celgene Corp. (b)	1,237	133,806
CenturyLink, Inc. (a)	1,233	30,973
Charles Schwab Corp.	3,087	88,165
Chemours Co.	246	1,592
Chesapeake Energy Corp. (a)	1,851	13,568
Chevron Corp. (a)	1,551	122,343
Chubb Corp.	619	75,920
Church & Dwight Co., Inc.	1,233	103,449
Cisco Systems, Inc. (a)	6,169	161,936
Citigroup, Inc.	3,087	153,146
Citrix Systems, Inc. (a)(b)	619	42,884
Clorox Co.	619	71,513
Coach, Inc.	619	17,908
Coca-Cola Co. (a)	2,473	99,217
Cognizant Technology Solutions Corp. (Class A) (b)	1,237	77,449
Colgate-Palmolive Co. (a)	1,233	78,246
Comcast Corp. (Class A) Special	1,593	91,183
ConAgra Foods, Inc.	1,233	49,949
ConocoPhillips (a)	1,233	59,135
Corning, Inc. (a)	2,473	42,338
Costco Wholesale Corp.	619	89,489
CST Brands, Inc. (a)	66	2,222
CSX Corp. (a)	2,473	66,524
Cummins, Inc.	619	67,211
CVS Health Corp.	1,233	118,960
Danaher Corp. (a)	1,233	105,064
Deere & Co. (a)	619	45,806
Devon Energy Corp.	619	22,959
Discover Financial Services	1,233	64,104
Dollar Tree, Inc. (a)(b)	1,233	82,192
Dow Chemical Co.	1,851	78,482
Duke Energy Corp.	672	48,344
E. I. du Pont de Nemours & Co.	1,233	59,431
eBay, Inc. (a)(b)	1,851	45,238
Ecolab, Inc. (a)	619	67,917
Edison International (a)	1,233	77,765
Eli Lilly & Co.	1,233	103,190
EMC Corp.	2,473	59,748
Emerson Electric Co.	1,233	54,462
EOG Resources, Inc. (a)	1,237	90,054
Equity Residential (a)	619	46,499
Estee Lauder Cos., Inc. (Class A)	619	49,941
Exelon Corp. (a)	1,233	36,620
Express Scripts Holding Co. (a)(b)	863	69,868
Exxon Mobil Corp. (a)	3,305	245,727
Facebook, Inc. (Class A) (b)	597	53,670
Fastenal Co. (a)	619	22,662
FedEx Corp.	619	89,124
FirstEnergy Corp. (a)	1,233	38,605
FMC Technologies, Inc. (a)(b)	1,233	38,223
Ford Motor Co.	4,937	66,995
Franklin Resources, Inc. (a)	1,851	68,968
Freeport-McMoRan, Inc. (a)	1,233	11,948
General Dynamics Corp.	619	85,391
General Electric Co. (a)	9,262	233,588
General Mills, Inc. (a)	619	34,744
General Motors Co.	1,233	37,015
Gilead Sciences, Inc.	1,636	160,639
Goldman Sachs Group, Inc.	619	107,557
Halliburton Co.	1,233	43,587
Halyard Health, Inc. (a)(b)	77	2,190
HCP, Inc.	1,851	68,950
Hershey Co. (a)	619	56,874
Hess Corp. (a)	619	30,987
Hewlett-Packard Co.	2,473	63,334
Home Depot, Inc.	1,233	142,399
Honeywell International, Inc. (a)	1,233	116,753
Illinois Tool Works, Inc. (a)	1,233	101,488
Ingersoll-Rand PLC (a)	1,233	62,599
Intel Corp.	4,937	148,801
International Business Machines Corp. (a)	995	144,245
Intuit, Inc. (a)	619	54,936
J.M. Smucker Co. (a)	619	70,622
Johnson & Johnson (a)	1,851	172,791
Johnson Controls, Inc. (a)	1,233	50,997
JPMorgan Chase & Co.	3,705	225,894
Juniper Networks, Inc. (a)	1,233	31,700
Kellogg Co.	619	41,194
Keysight Technologies, Inc. (b)	618	19,059
Kimberly-Clark Corp.	619	67,496
Kinder Morgan, Inc. (a)	1,782	49,326
Kohl’s Corp. (a)	619	28,666
Kraft Heinz Co. (a)	101	7,129
L Brands, Inc. (a)	1,233	111,130
Las Vegas Sands Corp. (a)	619	23,503
Liberty Interactive Corp. QVC Group (Class A) (b)	1,233	32,342
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	84	1,862
Liberty Ventures, (Series A) (b)	260	10,491
Lockheed Martin Corp. (a)	619	128,325
Lowe’s Cos., Inc.	1,851	127,571
Macy’s, Inc.	1,233	63,278
Marathon Oil Corp. (a)	1,851	28,505
Marathon Petroleum Corp.	1,238	57,357
Marsh & McLennan Cos., Inc. (a)	1,233	64,387
Mattel, Inc. (a)	2,473	52,081
McCormick & Co., Inc. (a)	1,851	152,115
McDonald’s Corp.	619	60,990

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

McKesson Corp.	619	$114,534
Mead Johnson Nutrition Co.	619	43,578
Merck & Co., Inc. (a)	2,473	122,141
MetLife, Inc. (a)	1,851	87,275
Microsoft Corp.	6,791	300,570
Mondelez International, Inc. (Class A)	619	25,918
Monsanto Co.	619	52,825
Morgan Stanley (a)	1,851	58,307
Mosaic Co.	619	19,257
National Oilwell Varco, Inc. (a)	619	23,305
NetApp, Inc. (a)	619	18,322
Newmont Mining Corp.	619	9,947
News Corp. (Class A) (a)	376	4,745
NextEra Energy, Inc. (a)	619	60,383
NIKE, Inc. (Class B)	1,233	151,622
Noble Energy, Inc. (a)	1,233	37,212
Norfolk Southern Corp.	619	47,292
Northrop Grumman Corp. (a)	875	145,206
NOW, Inc. (a)(b)	154	2,279
O’Reilly Automotive, Inc. (a)(b)	619	154,750
Occidental Petroleum Corp.	1,233	81,563
Oracle Corp.	4,318	155,966
Outfront Media, Inc.	3	62
Parker-Hannifin Corp. (a)	619	60,229
PayPal Holdings, Inc. (b)	1,851	57,455
PepsiCo, Inc.	1,233	116,272
Pfizer, Inc.	6,097	191,507
PG&E Corp. (a)	619	32,683
Philip Morris International, Inc. (a)	1,233	97,814
Phillips 66	302	23,206
Pioneer Natural Resources Co. (a)	619	75,295
PNC Financial Services Group, Inc. (a)	619	55,215
PPL Corp.	1,851	60,879
Praxair, Inc.	619	63,051
Procter & Gamble Co. (a)	1,233	88,702
ProLogis, Inc.	1,851	72,004
Prudential Financial, Inc.	1,233	93,967
Public Service Enterprise Group, Inc.	1,233	51,983
Public Storage (a)	619	130,999
QUALCOMM, Inc.	1,851	99,454
Range Resources Corp. (a)	619	19,882
Raytheon Co.	619	67,632
Retail Opportunity Investments Corp. (a)	6,278	103,838
Ross Stores, Inc. (a)	1,238	60,006
Salesforce.com, Inc. (b)	1,275	88,523
SanDisk Corp.	619	33,630
Schlumberger, Ltd.	933	64,349
Seventy Seven Energy, Inc. (a)(b)	235	324
Simon Property Group, Inc.	619	113,723
Southern Co. (a)	619	27,669
Southwestern Energy Co. (a)(b)	619	7,855
Spectra Energy Corp. (a)	1,233	32,391
St. Jude Medical, Inc. (a)	1,233	77,790
Starbucks Corp.	2,466	140,167
State Street Corp. (a)(g)	619	41,603
Sysco Corp. (a)	1,233	48,050
Talen Energy Corp. (a)(b)	192	1,939
Target Corp.	619	48,691
Texas Instruments, Inc. (a)	1,851	91,662
Thermo Fisher Scientific, Inc. (a)	1,233	150,771
Time Warner Cable, Inc. (a)	619	111,030
Time Warner, Inc.	995	68,406
Time, Inc. (a)	154	2,934
TJX Cos., Inc.	1,233	88,061
Travelers Cos., Inc.	619	61,609
Twenty-First Century Fox, Inc. (Class A) (a)	3,087	83,287
Tyson Foods, Inc. (Class A) (a)	2,473	106,586
U.S. Bancorp (a)	1,851	75,910
Union Pacific Corp.	1,237	109,363
United Financial Bancorp, Inc.	9,881	128,947
United Parcel Service, Inc. (Class B) (a)	619	61,089
United Technologies Corp.	619	55,085
UnitedHealth Group, Inc.	1,233	143,040
Valero Energy Corp. (a)	1,233	74,103
Vector Group, Ltd. (a)	6,743	152,461
Verizon Communications, Inc.	2,091	90,979
Viacom, Inc. (Class B)	619	26,710
Visa, Inc. (Class A) (a)	2,478	172,617
Wal-Mart Stores, Inc.	1,233	79,948
Walgreens Boots Alliance, Inc.	1,233	102,462
Walt Disney Co. (a)	1,851	189,172
Waste Management, Inc. (a)	1,233	61,416
Wells Fargo & Co.	4,937	253,515
Western Digital Corp.	619	49,173
Whole Foods Market, Inc. (a)	1,233	39,024
Williams Cos., Inc.	1,851	68,209
WP GLIMCHER, Inc.	307	3,580
Yahoo!, Inc. (b)	1,851	53,512
Yum! Brands, Inc.	619	49,489
Zoetis, Inc.	71	2,924

		17,974,738

TOTAL COMMON STOCKS —
(Cost $39,626,846)		34,924,965

SHORT TERM INVESTMENTS — 19.5%
UNITED STATES — 19.5%
MONEY MARKET FUNDS — 19.5%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	6,738,898	6,738,898
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (i)(j)	139,125	139,125

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,878,023)		6,878,023

TOTAL INVESTMENTS — 118.8%
(Cost $46,504,869)		41,802,988
OTHER ASSETS & LIABILITIES — (18.8)%		(6,617,442)

NET ASSETS — 100.0%		$35,185,546

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Affiliated issuer (Note 3).
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.3%
AMP, Ltd.	6,274	$24,497
APA Group	12,101	72,657
ASX, Ltd.	648	17,238
Aurizon Holdings, Ltd.	1,467	5,161
Australia & New Zealand Banking Group, Ltd.	7,335	139,489
Brambles, Ltd.	5,427	37,120
Caltex Australia, Ltd.	2,856	62,736
Coca-Cola Amatil, Ltd.	1,923	12,167
Commonwealth Bank of Australia	4,387	224,034
Computershare, Ltd.	876	6,515
Crown Resorts, Ltd.	2,772	19,272
CSL, Ltd.	1,176	73,665
Dexus Property Group	4,670	23,448
Fortescue Metals Group, Ltd.	3,848	4,918
Goodman Group	9,409	38,654
GPT Group	8,181	25,910
Harvey Norman Holdings, Ltd.	1,832	4,992
Iluka Resources, Ltd.	8,594	37,478
Insurance Australia Group, Ltd.	5,762	19,584
Lend Lease Group	1,645	14,498
Macquarie Group, Ltd.	852	45,867
Mirvac Group	17,680	21,355
National Australia Bank, Ltd.	6,742	141,942
Newcrest Mining, Ltd. (a)	756	6,742
QBE Insurance Group, Ltd.	3,531	31,963
Ramsay Health Care, Ltd.	132	5,420
Scentre Group	17,163	47,006
Seek, Ltd.	924	7,787
Sonic Healthcare, Ltd.	708	9,074
Stockland	11,514	31,130
Suncorp Group, Ltd.	2,904	24,859
Sydney Airport	9,858	41,260
Tabcorp Holdings, Ltd.	4,432	14,535
Tatts Group, Ltd.	8,523	22,505
Telstra Corp., Ltd.	18,243	71,871
Transurban Group	9,322	65,071
Treasury Wine Estates, Ltd.	2,219	10,222
Wesfarmers, Ltd.	2,537	69,875
Westfield Corp.	8,114	56,810
Westpac Banking Corp.	7,922	165,228
Woolworths, Ltd.	3,815	66,548
WorleyParsons, Ltd.	3,011	12,497

		1,833,600

AUSTRIA — 0.0% (b)
Andritz AG	120	5,390
Erste Group Bank AG (a)	443	12,827
Raiffeisen Bank International AG (a)	720	9,412

		27,629

BELGIUM — 0.4%
Ageas	648	26,550
Anheuser-Busch InBev SA	2,183	231,298
Colruyt SA (a)	540	25,937
KBC Groep NV	519	32,657
Proximus	312	10,748
UCB SA	240	18,713
Umicore SA	144	5,537

		351,440

BERMUDA — 0.0% (b)
Marvell Technology Group, Ltd.	2,368	21,430

BRAZIL — 0.7%
AES Tiete SA Preference Shares	4,743	16,759
Ambev SA	13,272	64,728
Banco Bradesco SA	1,425	8,453
Banco Bradesco SA Preference Shares	5,691	30,613
Banco do Brasil SA	2,369	9,043
BB Seguridade Participacoes SA	1,188	7,402
BM&FBovespa SA	3,555	9,892
BRF SA	1,188	21,060
CCR SA	3,555	10,865
Cia Energetica de Minas Gerais Preference Shares	5,931	10,411
Cia Energetica de Sao Paulo Preference Shares (Class B)	4,743	18,117
Cia Paranaense de Energia Preference Shares	1,188	9,738
Cielo SA	1,425	13,119
Cosan SA Industria e Comercio	4,743	23,977
CPFL Energia SA (a)	6,120	22,854
EcoRodovias Infraestrutura e Logistica SA	1,188	1,820
EDP — Energias do Brasil SA	5,931	17,099
Embraer SA	1,188	7,608
Estacio Participacoes SA	1,188	4,207
Itau Unibanco Holding SA Preference Share	6,524	43,434
Itausa — Investimentos Itau SA Preference Shares	3,939	7,063
Klabin SA	1,212	6,660
Kroton Educacional SA	3,555	6,883
Souza Cruz SA	1,188	7,996
Telefonica Brasil SA Preference Shares	1,540	14,182
Tim Participacoes SA	1,483	2,797
Ultrapar Participacoes SA	10,677	179,114
Vale SA Preference Shares	8,301	27,768

		603,662

BRITISH VIRGIN ISLANDS — 0.0% (b)
Michael Kors Holdings, Ltd. (a)	519	21,923

CANADA — 3.1%
Agnico-Eagle Mines, Ltd.	1,188	29,977
Alimentation Couche-Tard, Inc. (Class B)	1,188	54,380
AltaGas, Ltd.	2,368	58,074
ARC Resources, Ltd.	681	8,960
Bank of Montreal	1,188	64,491
Bank of Nova Scotia	2,864	125,673
BCE, Inc.	588	23,955
BlackBerry, Ltd. (a)	732	4,472
Bombardier, Inc. (Class B)	2,368	2,950
Brookfield Asset Management, Inc. (Class A)	1,782	55,811
Cameco Corp.	6,374	77,351
Canadian Imperial Bank of Commerce	588	42,051
Canadian National Railway Co.	1,632	92,245
Canadian Pacific Railway, Ltd.	324	46,288

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Crescent Point Energy Corp.	912	$10,387
Eldorado Gold Corp.	3,555	11,349
Enbridge, Inc.	5,131	189,633
First Quantum Minerals, Ltd.	5,927	21,618
Fortis, Inc.	3,961	112,770
Franco-Nevada Corp.	1,188	52,112
Goldcorp, Inc.	4,742	59,173
Inter Pipeline, Ltd.	6,019	110,530
Keyera Corp.	1,464	40,130
Loblaw Cos., Ltd.	396	20,295
Magna International, Inc.	552	26,355
Manulife Financial Corp.	3,555	54,729
Pembina Pipeline Corp.	3,555	85,143
PrairieSky Royalty, Ltd.	4,756	89,962
Restaurant Brands International, Inc.	151	5,411
Rogers Communications, Inc. (Class B)	1,188	40,743
Royal Bank of Canada	3,131	172,325
Silver Wheaton Corp.	4,260	50,966
SNC-Lavalin Group, Inc.	563	15,949
Sun Life Financial, Inc.	1,188	38,138
Toronto-Dominion Bank	3,959	155,324
TransCanada Corp.	5,259	165,533
Valeant Pharmaceuticals International, Inc. (a)	744	132,185
Veresen, Inc.	6,839	52,031
Vermilion Energy, Inc.	2,368	75,895
Yamana Gold, Inc.	4,742	7,958

		2,483,322

CHILE — 0.1%
Aguas Andinas SA Class A	112,426	58,346
Banco Santander Chile	202,278	9,144
Cencosud SA	3,771	7,326
Cia Cervecerias Unidas SA	567	6,238
Empresa Nacional de Telecomunicaciones SA	591	5,567
SACI Falabella	3,099	19,158
Sociedad Quimica y Minera de Chile SA Preference Shares (Class B)	372	5,366

		111,145

CHINA — 1.4%
Agricultural Bank of China, Ltd. (Class H)	108,000	40,831
Bank of China, Ltd. (Class H)	288,000	123,746
Bank of Communications Co., Ltd. (Class H)	48,000	33,259
China Cinda Asset Management Co., Ltd. (Class H)	12,000	4,150
China CITIC Bank Corp., Ltd. (Class H) (a)	48,000	27,809
China Communications Construction Co., Ltd. (Class H)	12,000	14,756
China Construction Bank Corp. (Class H)	240,000	159,483
China Everbright Bank Co., Ltd. (Class H)	12,000	5,218
China Life Insurance Co., Ltd. (Class H)	24,000	82,993
China Merchants Bank Co., Ltd. (Class H)	18,000	43,432
China Minsheng Banking Corp., Ltd. (Class H)	24,000	22,111
China Oilfield Services, Ltd. (Class H)	24,000	23,969
China Pacific Insurance Group Co., Ltd. (Class H)	4,800	17,744
China Telecom Corp., Ltd. (Class H)	48,000	23,102
Chongqing Changan Automobile Co., Ltd. (Class B)	2,400	4,054
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	12,000	6,766
CITIC Securities Co., Ltd. (Class H)	6,000	10,684
Country Garden Holdings Co., Ltd.	12,000	4,320
Great Wall Motor Co., Ltd. (Class H)	18,000	19,881
Haitong Securities Co., Ltd. (Class H)	4,800	6,912
Industrial & Commercial Bank of China, Ltd. (Class H)	240,000	138,115
Jiangsu Expressway Co., Ltd. (Class H)	24,000	30,565
Ping An Insurance Group Co. of China, Ltd. (Class H)	12,000	59,380
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	2,400	5,004
Sinopec Engineering Group Co., Ltd. (Class H)	6,000	5,218
Sinopharm Group Co., Ltd. (Class H)	4,800	16,784
Tencent Holdings, Ltd.	12,000	200,205
Want Want China Holdings, Ltd.	12,000	9,848
Zhejiang Expressway Co., Ltd. (Class H)	24,000	26,044

		1,166,383

COLOMBIA — 0.1%
Almacenes Exito SA	1,503	6,456
Bancolombia SA Preference Shares	936	7,568
Interconexion Electrica SA ESP	18,516	42,884

		56,908

DENMARK — 0.6%
Carlsberg A/S (Class B)	431	33,051
Coloplast A/S (Class B)	264	18,672
Danske Bank A/S	1,980	59,697
Novo Nordisk A/S (Class B)	4,610	247,081
Novozymes A/S (Class B)	1,271	55,323
Pandora A/S	300	34,968
TDC A/S	2,368	12,178
Vestas Wind Systems A/S	624	32,361

		493,331

EGYPT — 0.0% (b)
Commercial International Bank Egypt SAE	852	5,775

FINLAND — 0.4%
Elisa Oyj	600	20,240
Kone Oyj (Class B)	1,503	57,043
Metso Oyj	396	8,217
Nokia Oyj	9,566	65,190
Nokian Renkaat Oyj	348	11,230
Orion Oyj (Class B)	288	10,866
Sampo Oyj (Class A)	1,716	82,902
Wartsila Oyj Abp	780	30,883

		286,571

FRANCE — 3.2%
Aeroports de Paris	252	28,509
Alcatel-Lucent (a)	3,399	12,445
Alstom SA (a)	636	19,598
Atos SE	230	17,597

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

AXA SA	6,482	$156,541
BNP Paribas SA	3,119	182,644
Bollore SA	5,996	29,115
Bureau Veritas SA	612	12,867
Cap Gemini SA	372	33,062
Carrefour SA	872	25,736
Christian Dior SE	240	44,753
CNP Assurances	1,800	24,935
Credit Agricole SA	3,770	43,156
Danone SA	1,687	106,245
Dassault Systemes	205	15,103
Edenred	529	8,618
Essilor International SA	519	63,089
Eutelsat Communications SA	252	7,707
Fonciere Des Regions	178	15,470
Gecina SA	120	14,594
Groupe Eurotunnel SE	1,152	15,650
ICADE	252	17,044
Iliad SA	48	9,671
Kering	252	41,069
Klepierre	623	28,158
L’Oreal SA	792	137,075
Lagardere SCA	240	6,628
Legrand SA	960	50,831
LVMH Moet Hennessy Louis Vuitton SE	804	136,594
Natixis SA	1,872	10,321
Orange SA	5,063	76,409
Pernod Ricard SA	840	84,557
Peugeot SA (a)	768	11,535
Publicis Groupe SA	624	42,475
Remy Cointreau SA	108	7,073
Renault SA	648	46,293
Rexel SA	1,667	20,431
Safran SA	984	73,922
Sanofi	3,023	286,455
Schneider Electric SE	1,848	103,162
SCOR SE	1,056	37,773
Societe BIC SA	72	11,155
Societe Generale SA	2,356	104,801
Sodexo SA	396	32,711
Technip SA	772	36,335
Thales SA	696	48,300
Unibail-Rodamco SE	276	71,260
Valeo SA	72	9,705
Vinci SA	1,443	91,346
Vivendi SA	3,543	83,566
Zodiac Aerospace	780	17,844

		2,611,933

GERMANY — 3.1%
adidas AG	648	52,087
Allianz SE	1,443	225,907
BASF SE	1,962	149,626
Bayer AG	1,872	239,157
Bayerische Motoren Werke AG	996	88,076
Bayerische Motoren Werke AG Preference Shares	576	39,433
Beiersdorf AG	372	32,875
Brenntag AG	600	32,259
Commerzbank AG (a)	2,463	25,904
Continental AG	192	40,742
Daimler AG	2,602	188,356
Deutsche Bank AG	4,311	115,829
Deutsche Boerse AG	495	42,562
Deutsche Post AG	1,812	50,111
Deutsche Telekom AG	7,598	134,725
Deutsche Wohnen AG	891	23,756
Fraport AG Frankfurt Airport Services Worldwide	336	20,700
Fresenius Medical Care AG & Co. KGaA	443	34,526
Fresenius SE & Co. KGaA	648	43,400
GEA Group AG	420	15,956
Hannover Rueck SE	154	15,736
Henkel AG & Co. KGaA	396	34,894
Henkel AG & Co. KGaA Preference Shares	507	52,049
Hugo Boss AG	84	9,414
Infineon Technologies AG	3,983	44,705
MAN SE	48	4,884
Merck KGaA	360	31,782
Muenchener Rueckversicherungs- Gesellschaft AG	660	122,849
Porsche Automobil Holding SE Preference Shares	912	38,781
ProSiebenSat.1 Media SE	455	22,266
SAP SE	2,475	160,099
Siemens AG	2,356	210,233
Symrise AG	840	50,436
Telefonica Deutschland Holding AG	3,251	19,818
Volkswagen AG	48	5,623
Volkswagen AG Preference Shares	449	48,992
Vonovia SE	1,115	35,777

		2,504,325

GREECE — 0.0% (b)
Eurobank Ergasias SA (a)	19,974	491
FF Group (a)	192	3,901
Hellenic Telecommunications Organization SA	555	4,832
JUMBO SA	495	4,337
National Bank of Greece SA (a)	3,579	1,538
OPAP SA	531	4,789
Piraeus Bank SA (a)	4,566	398

		20,286

HONG KONG — 2.0%
AIA Group, Ltd.	24,000	124,025
Beijing Capital International Airport Co., Ltd.	24,000	22,328
Beijing Enterprises Water Group, Ltd. (a)	48,000	33,445
Belle International Holdings, Ltd.	12,000	10,374
BOC Hong Kong Holdings, Ltd.	6,000	17,613
Cheung Kong Infrastructure Holdings, Ltd.	12,000	107,225
China Jinmao Holdings Group, Ltd.	24,000	6,039
China Mobile, Ltd.	18,000	213,212
China Overseas Land & Investment, Ltd.	24,000	72,464
China Unicom (Hong Kong), Ltd.	24,000	30,379
CITIC, Ltd.	12,000	21,832
CK Hutchison Holdings, Ltd.	12,000	155,147
COSCO Pacific, Ltd. (c)	24,000	31,051

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

GCL Poly Energy Holdings, Ltd. (a)	24,000	$4,614
Guangdong Investment, Ltd.	48,000	71,349
Hanergy Thin Film Power Group, Ltd. (a)(d)	24,000	0
Hang Lung Properties, Ltd.	12,000	26,880
Hong Kong & China Gas Co., Ltd.	66,000	123,653
Hong Kong Exchanges and Clearing, Ltd.	2,418	55,161
Kunlun Energy Co., Ltd.	48,000	34,312
Lenovo Group, Ltd.	24,000	20,222
Li & Fung, Ltd.	24,000	18,302
Link REIT	6,000	32,903
MTR Corp., Ltd.	12,000	52,026
New World Development Co., Ltd.	24,314	23,530
Sands China, Ltd.	4,800	14,431
Shimao Property Holdings, Ltd.	6,000	8,996
Sun Art Retail Group, Ltd.	6,000	4,606
Sun Hung Kai Properties, Ltd.	12,000	155,612
Swire Properties, Ltd.	4,800	13,254
Wharf Holdings, Ltd.	12,000	67,354
Wynn Macau, Ltd.	4,800	5,438
Yuexiu Property Co., Ltd.	48,000	7,866

		1,585,643

INDIA — 1.0%
Bharat Petroleum Corp., Ltd.	3,212	41,628
Cairn India, Ltd.	21,424	50,051
Dr. Reddy’s Laboratories, Ltd. ADR	1,188	75,925
Housing Development Finance Corp., Ltd.	3,253	60,102
ICICI Bank, Ltd. ADR	5,930	49,693
Infosys, Ltd. ADR	12,620	240,916
Larsen & Toubro, Ltd. GDR	2,999	67,028
Mahindra & Mahindra, Ltd. GDR	2,391	46,146
State Bank of India GDR	1,212	44,056
Tata Consultancy Services, Ltd.	1,304	51,414
Tata Motors, Ltd. ADR (a)	2,498	56,205
Wipro, Ltd. ADR	4,742	58,279

		841,443

INDONESIA — 0.2%
Astra International Tbk PT	64,800	23,111
Bank Central Asia Tbk PT	18,000	15,082
Bank Mandiri Persero Tbk PT	24,000	12,983
Bank Rakyat Indonesia Persero Tbk PT	24,000	14,171
Bumi Serpong Damai Tbk PT	47,200	4,527
Charoen Pokphand Indonesia Tbk PT	18,000	2,457
Jasa Marga Persero Tbk PT	24,000	7,904
Perusahaan Gas Negara Persero Tbk PT	124,800	21,552
Telekomunikasi Indonesia Persero Tbk PT	144,000	25,999
Unilever Indonesia Tbk PT	6,000	15,563
United Tractors Tbk PT	6,000	7,157

		150,506

IRELAND — 1.3%
Accenture PLC (Class A)	1,716	168,614
Allergan PLC (a)	937	254,686
Bank of Ireland (a)	51,284	19,922
Eaton Corp. PLC	1,575	80,797
Endo International PLC (a)	384	26,603
Jazz Pharmaceuticals PLC (a)	144	19,125
Kerry Group PLC (Class A)	348	26,085
Mallinckrodt PLC (a)	276	17,647
Medtronic PLC	3,909	261,668
Pentair PLC	728	37,157
Perrigo Co. PLC	348	54,730
Seagate Technology PLC	672	30,106
Weatherford International PLC (a)	2,710	22,981

		1,020,121

ISRAEL — 0.2%
Bank Hapoalim BM	3,363	16,905
Bank Leumi Le-Israel BM (a)	5,171	19,288
Bezeq The Israeli Telecommunication Corp., Ltd.	3,767	7,198
Teva Pharmaceutical Industries, Ltd.	2,195	125,552

		168,943

ITALY — 0.9%
Assicurazioni Generali SpA	3,744	68,372
Atlantia SpA	2,523	70,379
Banco Popolare SC (a)	672	9,917
Enel Green Power SpA	41,147	77,668
Intesa Sanpaolo SpA	30,486	107,399
Luxottica Group SpA	420	29,067
Mediobanca SpA	1,740	17,073
Saipem SpA (a)	876	7,006
Snam SpA	17,307	88,751
Telecom Italia SpA (a)(e)	8,762	10,778
Telecom Italia SpA (e)	37,771	38,662
Terna Rete Elettrica Nazionale SpA	24,758	120,107
UBI Banca SCpA	1,128	7,983
UniCredit SpA	10,735	66,745
UnipolSai SpA	3,687	8,005

		727,912

JAPAN — 7.5%
Alfresa Holdings Corp.	1,200	20,390
Amada Holdings Co., Ltd.	1,200	9,098
Asahi Group Holdings, Ltd.	1,200	38,776
Astellas Pharma, Inc.	6,000	77,402
Brother Industries, Ltd.	1,200	14,368
Canon, Inc.	3,600	103,823
Central Japan Railway Co.	1,200	192,627
Chugai Pharmaceutical Co., Ltd.	1,200	36,722
Dai-ichi Life Insurance Co., Ltd.	2,400	37,944
Daiichi Sankyo Co., Ltd.	1,200	20,741
Daikin Industries, Ltd.	1,200	66,891
Daiwa House Industry Co., Ltd.	2,400	59,066
Daiwa Securities Group, Inc.	12,000	77,121
Denso Corp.	1,200	50,459
Dentsu, Inc.	1,200	61,320
East Japan Railway Co.	1,200	100,747
FANUC Corp.	1,200	183,509
Fuji Heavy Industries, Ltd.	2,400	85,828
FUJIFILM Holdings Corp.	1,200	44,647
GungHo Online Entertainment, Inc.	1,200	3,547
Hino Motors, Ltd.	1,200	12,154
Hitachi Chemical Co., Ltd.	1,200	16,442
Hitachi Construction Machinery Co., Ltd.	1,200	16,001
Hitachi Metals, Ltd.	12,000	138,571
Hitachi, Ltd.	12,000	60,208

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Honda Motor Co., Ltd.	4,800	$141,838
Hoya Corp.	1,200	39,107
Isuzu Motors, Ltd.	1,200	11,973
ITOCHU Corp.	9,600	100,797
Japan Tobacco, Inc.	3,600	111,067
JTEKT Corp.	1,200	16,673
Kao Corp.	1,200	54,136
KDDI Corp.	3,600	80,167
Keyence Corp.	100	44,420
Kirin Holdings Co., Ltd.	1,200	15,686
Komatsu, Ltd.	3,600	52,678
Kyocera Corp.	1,200	54,707
Marubeni Corp.	15,600	76,043
Mazda Motor Corp.	1,200	18,837
Medipal Holdings Corp.	2,400	37,894
Mitsubishi Corp.	6,000	97,867
Mitsubishi Electric Corp.	12,000	109,214
Mitsubishi Estate Co., Ltd.	3,000	61,007
Mitsubishi Heavy Industries, Ltd.	12,000	53,344
Mitsubishi Motors Corp.	1,200	9,138
Mitsubishi UFJ Financial Group, Inc.	40,800	244,054
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	10,501
Mitsui & Co., Ltd.	4,800	53,725
Mitsui Fudosan Co., Ltd.	2,000	54,490
Mizuho Financial Group, Inc.	81,600	151,869
MS&AD Insurance Group Holdings, Inc.	2,400	63,985
Murata Manufacturing Co., Ltd.	400	51,334
NEC Corp.	9,000	27,579
Nidec Corp.	1,200	82,021
Nikon Corp.	1,200	14,448
Nippon Telegraph & Telephone Corp.	2,400	83,724
Nissan Motor Co., Ltd.	7,200	65,769
Nitto Denko Corp.	1,200	71,390
Nomura Holdings, Inc.	12,000	68,945
NTT DoCoMo, Inc.	6,000	99,846
Olympus Corp.	1,200	37,223
ORIX Corp.	4,800	61,400
Otsuka Holdings Co., Ltd.	1,200	38,155
Panasonic Corp.	4,800	48,234
Rakuten, Inc.	2,400	30,540
Resona Holdings, Inc.	8,400	42,524
Ricoh Co., Ltd.	2,400	24,137
SBI Holdings, Inc.	1,200	13,436
Secom Co., Ltd.	1,200	71,831
Sekisui House, Ltd.	2,400	37,373
Seven & i Holdings Co., Ltd.	2,400	109,094
Shin-Etsu Chemical Co., Ltd.	1,200	61,270
Shionogi & Co., Ltd.	1,200	42,834
Shiseido Co., Ltd.	1,200	26,056
SoftBank Group Corp.	2,400	109,755
Sompo Japan Nipponkoa Holdings, Inc.	1,200	34,628
Sony Corp.	2,400	58,084
Sumitomo Corp.	8,400	80,798
Sumitomo Metal Mining Co., Ltd.	12,000	135,465
Sumitomo Mitsui Financial Group, Inc.	3,600	135,626
Sumitomo Mitsui Trust Holdings, Inc.	12,000	43,826
Suzuki Motor Corp.	1,200	36,692
T&D Holdings, Inc.	2,400	28,145
Takeda Pharmaceutical Co., Ltd.	2,400	104,946
Toho Gas Co., Ltd.	12,000	70,538
Tokio Marine Holdings, Inc.	2,400	89,014
Tokyo Gas Co., Ltd.	12,000	57,893
Tokyu Corp.	12,000	87,672
Tokyu Fudosan Holdings Corp.	1,200	7,946
Toshiba Corp. (a)	12,000	30,099
Toyota Motor Corp.	7,200	419,081
Toyota Tsusho Corp.	1,200	25,179
Unicharm Corp.	1,200	21,181
Yahoo! Japan Corp.	3,600	13,647
Yamato Holdings Co., Ltd.	1,200	22,885

		6,115,882

LUXEMBOURG — 0.1%
RTL Group SA	120	10,314
SES SA	612	19,244
Subsea 7 SA (a)	3,935	29,524
Tenaris SA	1,455	17,427

		76,509

MACAU — 0.0% (b)
MGM China Holdings, Ltd.	4,800	5,556

MALAYSIA — 0.3%
Axiata Group Bhd	6,138	8,099
Bumi Armada Bhd (a)	60,300	12,689
CIMB Group Holdings Bhd	12,108	12,285
Gamuda Bhd	9,600	9,587
Genting Bhd	10,800	17,862
Genting Malaysia Bhd	16,800	15,861
IJM Corp. Bhd	14,400	10,548
IOI Properties Group Bhd	8,750	3,941
Malayan Banking Bhd	11,085	21,586
Petronas Chemicals Group Bhd	13,200	18,438
Petronas Dagangan Bhd	4,800	23,827
Petronas Gas Bhd	12,000	59,949
PPB Group Bhd	3,600	12,629
Public Bank Bhd	3,600	14,348
SapuraKencana Petroleum Bhd	47,300	20,229

		261,878

MEXICO — 0.5%
America Movil SAB de CV (Series L)	85,329	70,593
Coca-Cola FEMSA SAB de CV (Series L)	1,188	8,238
Fibra Uno Administracion SA de CV REIT	5,003	10,306
Fomento Economico Mexicano SAB de CV	4,742	42,328
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	1,188	10,306
Grupo Financiero Banorte SAB de CV	4,742	23,169
Grupo Financiero Santander Mexico SAB de CV (Class B)	2,368	3,499
Grupo Mexico SAB de CV (Series B)	56,528	136,494
Grupo Televisa SAB	4,742	24,680
Mexichem SAB de CV	1,188	2,910
OHL Mexico SAB de CV (a)	10,334	13,287
Wal-Mart de Mexico SAB de CV	16,589	40,634

		386,444

NETHERLANDS — 1.3%
Aegon NV	8,707	49,908
Airbus Group SE	1,692	99,931
Altice NV (Class A) (a)	396	8,277

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

ASML Holding NV	924	$80,615
Chicago Bridge & Iron Co. NV	420	16,657
CNH Industrial NV	2,415	15,703
Core Laboratories NV	264	26,347
Delta Lloyd NV	861	7,211
Gemalto NV	168	10,879
Heineken NV	660	53,221
ING Groep NV	10,034	141,686
Koninklijke Ahold NV	732	14,226
Koninklijke KPN NV	7,694	28,720
Koninklijke Philips NV	2,820	66,246
Koninklijke Vopak NV	2,040	81,260
LyondellBasell Industries NV (Class A)	495	41,263
Mylan NV (a)	1,188	47,829
OCI NV (a)	204	5,210
Randstad Holding NV	552	32,786
RELX NV	2,330	37,895
Sensata Technologies Holding NV (a)	519	23,012
Unilever NV	4,265	170,865
Wolters Kluwer NV	852	26,163

		1,085,910

NEW ZEALAND — 0.0% (b)
Auckland International Airport, Ltd.	8,270	25,817

NORWAY — 0.2%
DnB ASA	3,119	40,478
Gjensidige Forsikring ASA	336	4,514
Orkla ASA	3,779	27,955
Seadrill, Ltd. (a)	1,992	11,595
Telenor ASA	2,760	51,414

		135,956

PERU — 0.0% (b)
Compania de Minas Buenaventura SA ADR	1,188	7,080
Credicorp, Ltd.	216	22,974

		30,054

PHILIPPINES — 0.1%
Aboitiz Power Corp.	54,000	49,910
Energy Development Corp.	45,500	5,354
International Container Terminal Services, Inc.	2,400	3,854
JG Summit Holdings, Inc.	4,720	7,155
Philippine Long Distance Telephone Co.	300	14,056
SM Investments Corp.	360	6,859
SM Prime Holdings, Inc.	22,800	10,073
Universal Robina Corp.	1,440	5,915

		103,176

POLAND — 0.1%
Bank Pekao SA	420	17,054
Bank Zachodni WBK SA (a)	96	7,410
Cyfrowy Polsat SA (a)	864	5,310
KGHM Polska Miedz SA	1,283	27,650
mBank SA (a)	48	4,380
Orange Polska SA	2,111	4,036
Powszechna Kasa Oszczednosci Bank Polski SA (a)	3,131	24,232
Powszechny Zaklad Ubezpieczen SA	204	20,907

		110,979

PORTUGAL — 0.0% (b)
Banco Comercial Portugues SA (a)	69,158	3,358

QATAR — 0.1%
Barwa Real Estate Co.	627	7,351
Doha Bank QSC	444	6,120
Industries Qatar QSC	420	14,184
Ooredoo QSC	444	9,387
Qatar National Bank SAQ	473	24,351

		61,393

RUSSIA — 0.3%
Magnit PJSC GDR	948	45,286
MegaFon PJSC GDR	1,200	14,580
Mobile TeleSystems PJSC ADR	3,555	25,667
Moscow Exchange MICEX-RTS PJSC	14,448	17,607
Rostelecom PJSC ADR	948	7,508
Sberbank of Russia ADR	8,294	40,935
Surgutneftegas OAO (a)	98,800	50,073
VTB Bank PJSC GDR	14,581	29,454

		231,110

SINGAPORE — 0.6%
Ascendas REIT	12,000	19,748
Avago Technologies, Ltd.	624	78,006
CapitaLand Mall Trust	12,000	16,035
DBS Group Holdings, Ltd.	12,171	138,752
Genting Singapore PLC	24,000	12,237
Global Logistic Properties, Ltd.	12,000	17,217
Oversea-Chinese Banking Corp., Ltd.	12,478	77,137
Singapore Telecommunications, Ltd.	36,000	91,146
UOL Group, Ltd.	12,240	51,735
Yangzijiang Shipbuilding Holdings, Ltd.	24,000	19,158

		521,171

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd. (a)	696	14,799
Barclays Africa Group, Ltd.	780	9,601
Bidvest Group, Ltd.	696	16,421
Brait SE (a)	1,162	11,807
FirstRand, Ltd.	12,337	43,854
Foschini Group, Ltd.	648	6,576
Growthpoint Properties, Ltd. REIT	13,466	24,980
Investec, Ltd.	1,068	8,176
Kumba Iron Ore, Ltd.	2,135	12,121
Liberty Holdings, Ltd.	1,283	11,715
Mediclinic International, Ltd.	785	6,269
Mr. Price Group, Ltd.	288	4,020
MTN Group, Ltd.	4,931	63,479
Naspers, Ltd. (Class N)	984	123,163
Nedbank Group, Ltd.	876	13,919
Redefine Properties, Ltd.	15,531	13,142
Remgro, Ltd.	264	4,814
RMB Holdings, Ltd.	4,787	22,822
Sanlam, Ltd.	3,923	16,966
Shoprite Holdings, Ltd.	1,044	11,866
Spar Group, Ltd.	455	6,088
Standard Bank Group, Ltd.	4,751	46,386
Steinhoff International Holdings, Ltd.	4,682	28,748

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Telkom SA SOC, Ltd.	1,044	$5,024
Truworths International, Ltd.	1,116	6,862
Vodacom Group, Ltd.	1,704	16,945
Woolworths Holdings, Ltd.	2,219	15,535

		566,098

SOUTH KOREA — 1.5%
AmorePacific Corp.	120	38,977
AmorePacific Group	120	16,502
BNK Financial Group, Inc.	360	4,161
Celltrion, Inc. (a)	189	10,827
Coway Co., Ltd.	120	8,474
Daelim Industrial Co., Ltd.	216	12,228
Daewoo Engineering & Construction Co., Ltd. (a)	948	5,103
Daewoo International Corp.	240	4,201
Daewoo Securities Co., Ltd.	591	5,933
Daum Kakao Corp.	48	5,098
Dongbu Insurance Co., Ltd.	120	6,206
Doosan Corp.	60	5,619
E-Mart Co., Ltd.	72	14,002
GS Engineering & Construction Corp. (a)	228	4,722
Hana Financial Group, Inc.	948	21,115
Hanwha Life Insurance Co., Ltd.	828	5,700
Hyundai Department Store Co., Ltd.	96	10,853
Hyundai Development Co.-Engineering & Construction	240	11,035
Hyundai Engineering & Construction Co., Ltd.	312	9,002
Hyundai Glovis Co., Ltd.	36	6,803
Hyundai Mobis Co., Ltd.	264	51,562
Hyundai Motor Co.	444	61,433
Hyundai Motor Co. Preference Shares (e)	144	13,424
Hyundai Motor Co. Preference Shares (e)	144	13,850
Hyundai Wia Corp.	36	3,918
Industrial Bank of Korea	828	9,500
Kangwon Land, Inc.	591	21,091
KB Financial Group, Inc.	1,080	32,118
Kia Motors Corp.	888	40,156
Korea Aerospace Industries, Ltd.	120	6,874
Korea Electric Power Corp.	1,680	69,451
Korea Gas Corp.	708	23,743
Korea Zinc Co., Ltd.	72	28,276
KT&G Corp.	495	46,564
LG Household & Health Care, Ltd.	24	17,292
Lotte Shopping Co., Ltd.	24	5,781
NAVER Corp.	72	31,162
NCSoft Corp.	48	7,654
Orion Corp.	12	9,537
Paradise Co., Ltd.	240	4,546
S-1 Corp.	96	7,557
Samsung C&T Corp. (a)	182	22,495
Samsung Card Co., Ltd.	144	4,404
Samsung Electronics Co., Ltd.	276	264,055
Samsung Electronics Co., Ltd. Preference Share	60	46,419
Samsung Fire & Marine Insurance Co., Ltd.	84	19,843
Samsung Heavy Industries Co., Ltd.	360	3,736
Samsung Life Insurance Co., Ltd.	180	15,019
Samsung SDI Co., Ltd.	96	8,788
Samsung Securities Co., Ltd.	168	6,442
Shinhan Financial Group Co., Ltd.	1,188	41,494
SK Holdings Co., Ltd.	48	9,881
SK Hynix, Inc.	1,308	37,023
SK Telecom Co., Ltd.	60	13,313
Woori Bank	1,308	10,362

		1,215,324

SPAIN — 1.1%
Abertis Infraestructuras SA	3,224	50,851
Amadeus IT Holding SA (Class A)	1,008	43,010
Banco Bilbao Vizcaya Argentaria SA	15,186	128,491
Banco de Sabadell SA	8,797	16,124
Banco Popular Espanol SA	3,905	14,206
Banco Santander SA	39,996	211,798
Bankia SA	9,966	12,882
CaixaBank SA (a)	4,510	17,343
Enagas SA	2,267	64,832
Ferrovial SA	657	15,650
Grifols SA	168	6,919
Industria de Diseno Textil SA	2,415	80,684
Mapfre SA	10,813	28,184
Red Electrica Corp. SA	1,056	87,393
Telefonica SA	11,548	139,604

		917,971

SWEDEN — 1.1%
Alfa Laval AB	948	15,474
Assa Abloy AB (Class B)	1,872	33,458
Atlas Copco AB (Class A)	972	23,306
Atlas Copco AB (Class B)	2,279	50,813
Autoliv, Inc.	192	20,930
Boliden AB	4,179	65,173
Electrolux AB (Series B)	228	6,416
Getinge AB (Class B)	288	6,401
Hennes & Mauritz AB (Class B)	2,231	81,318
Hexagon AB, (Class B)	264	8,036
Industrivarden AB (Class C)	420	7,351
Investor AB (Class B)	1,455	49,807
Kinnevik Investment AB (Class B)	552	15,723
Lundin Petroleum AB (Class B) (a)	8,717	112,041
Nordea Bank AB	7,043	78,264
Sandvik AB	2,451	20,807
Skandinaviska Enskilda Banken AB (Class A)	2,339	24,918
SKF AB (Class B)	372	6,817
Svenska Handelsbanken AB (Class A)	1,449	20,715
Swedbank AB (Class A)	1,259	27,756
Swedish Match AB	495	14,914
Telefonaktiebolaget LM Ericsson (Class B)	7,370	72,232
TeliaSonera AB	8,282	44,476
Volvo AB (Class B)	4,883	46,635

		853,781

SWITZERLAND — 3.7%
ABB, Ltd. (a)	5,654	99,644
ACE, Ltd.	1,188	122,839
Actelion, Ltd. (a)	168	21,269
Adecco SA (a)	552	40,252

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Baloise Holding AG	48	$5,487
Cie Financiere Richemont SA	1,319	102,188
Credit Suisse Group AG (a)	4,288	102,779
EMS-Chemie Holding AG	84	34,452
Geberit AG	60	18,281
Givaudan SA (a)	60	97,329
Julius Baer Group, Ltd. (a)	348	15,749
Kuehne + Nagel International AG	168	21,526
Nestle SA	8,126	609,180
Novartis AG	5,750	526,098
Roche Holding AG	1,704	448,192
Schindler Holding AG	84	12,036
Sika AG	12	36,954
Sulzer AG	48	4,691
Swatch Group AG	60	22,168
Swiss Life Holding AG (a)	156	34,709
Swiss Re AG	1,343	114,906
Swisscom AG	36	17,913
Syngenta AG	408	130,321
TE Connectivity, Ltd.	1,176	70,431
UBS Group AG	9,263	170,736
Zurich Insurance Group AG (a)	396	96,943

		2,977,073

TAIWAN — 1.2%
Advanced Semiconductor Engineering, Inc.	12,000	12,865
Cathay Financial Holding Co., Ltd.	24,000	32,763
China Development Financial Holding Corp.	48,000	12,901
Chunghwa Telecom Co., Ltd.	12,000	36,006
CTBC Financial Holding Co., Ltd.	51,888	26,710
E.Sun Financial Holding Co., Ltd.	13,043	7,665
Far Eastern New Century Corp.	12,240	10,892
Far EasTone Telecommunications Co., Ltd.	12,000	25,875
Formosa Petrochemical Corp.	60,000	142,677
Formosa Plastics Corp.	12,000	25,292
Fubon Financial Holding Co., Ltd.	24,000	37,391
Hon Hai Precision Industry Co., Ltd.	25,200	65,511
Inotera Memories, Inc. (a)	12,000	7,489
Inventec Corp.	12,000	5,685
MediaTek, Inc.	12,000	88,740
Mega Financial Holding Co., Ltd.	36,000	24,928
Pou Chen Corp.	12,000	17,985
Quanta Computer, Inc.	12,000	20,809
Ruentex Development Co., Ltd.	13,609	14,817
Shin Kong Financial Holding Co., Ltd.	37,469	8,876
SinoPac Financial Holdings Co., Ltd.	25,766	8,138
Taishin Financial Holding Co., Ltd.	24,000	8,491
Taiwan Mobile Co., Ltd.	12,000	36,626
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	236,884
Teco Electric & Machinery Co., Ltd.	12,000	9,421
Yuanta Financial Holding Co., Ltd.	61,573	22,814

		948,251

THAILAND — 0.2%
Advanced Info Service PCL	2,400	14,944
Airports of Thailand PCL	2,400	18,581
Bangkok Bank PCL NVDR	3,600	15,870
BTS Group Holdings PCL	22,800	6,125
CP ALL PCL	9,600	12,630
Energy Absolute PCL	54,000	31,988
Kasikornbank PCL NVDR	4,800	22,615
Krung Thai Bank PCL	10,800	5,088
Siam Commercial Bank PCL	4,800	17,721

		145,562

TURKEY — 0.1%
Akbank TAS	2,796	6,261
TAV Havalimanlari Holding AS	720	5,648
Turkcell Iletisim Hizmetleri AS	3,287	11,453
Turkiye Garanti Bankasi AS	3,555	8,254
Turkiye Halk Bankasi AS	1,431	4,774
Turkiye Is Bankasi (Class C)	3,351	5,213
Turkiye Vakiflar Bankasi Tao (Class D)	2,796	3,537

		45,140

UNITED ARAB EMIRATES — 0.0% (b)
Aldar Properties PJSC	5,985	3,911
DP World, Ltd.	594	12,617
Emaar Properties PJSC	6,597	11,603
First Gulf Bank PJSC	996	3,783

		31,914

UNITED KINGDOM — 7.6%
3i Group PLC	4,324	30,542
Aberdeen Asset Management PLC	2,904	13,043
Admiral Group PLC	324	7,371
Amec Foster Wheeler PLC	5,444	59,085
Antofagasta PLC	13,876	105,030
Aon PLC	612	54,229
ARM Holdings PLC	3,579	51,367
Ashtead Group PLC	1,728	24,343
Associated British Foods PLC	720	36,427
AstraZeneca PLC	3,292	208,513
Aviva PLC	12,064	82,598
Babcock International Group PLC	1,680	23,221
BAE Systems PLC	11,329	76,828
Barclays PLC	44,124	163,182
Barratt Developments PLC	3,648	35,614
BG Group PLC	3,246	46,759
British American Tobacco PLC	5,486	302,730
British Land Co. PLC	3,356	42,625
BT Group PLC	27,007	171,653
Bunzl PLC	1,455	39,010
Burberry Group PLC	1,319	27,332
Capita PLC	2,183	39,614
Cobham PLC	6,458	27,948
Compass Group PLC	5,231	83,436
Croda International PLC	1,008	41,363
Delphi Automotive PLC	672	51,099
Diageo PLC	7,790	208,917
Direct Line Insurance Group PLC	3,618	20,546
Dixons Carphone PLC	1,596	10,260
Ensco PLC (Class A)	1,283	18,065
Experian PLC	3,779	60,562
Fresnillo PLC	1,848	16,558
GlaxoSmithKline PLC	12,613	241,876
Hammerson PLC	4,151	39,204
Hargreaves Lansdown PLC	396	7,240

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

HSBC Holdings PLC	51,842	$391,617
ICAP PLC	1,479	10,243
IMI PLC	1,420	20,402
Imperial Tobacco Group PLC	3,227	166,831
Inmarsat PLC	672	9,996
Intertek Group PLC	507	18,670
Intu Properties PLC	4,937	24,649
Investec PLC	1,680	12,864
ITV PLC	10,830	40,356
J Sainsbury PLC	1,716	6,784
Johnson Matthey PLC	1,563	57,958
Kingfisher PLC	7,610	41,337
Land Securities Group PLC	2,595	49,488
Legal & General Group PLC	16,756	60,432
Liberty Global PLC (Class A) (a)	876	37,615
Liberty Global PLC (Series C) (a)	1,044	42,825
Lloyds Banking Group PLC	150,444	171,278
London Stock Exchange Group PLC	612	22,425
Marks & Spencer Group PLC	4,670	35,440
Meggitt PLC	4,091	29,509
Melrose Industries PLC	4,314	17,264
National Grid PLC	11,761	163,702
Next PLC	420	48,414
Nielsen Holdings PLC	1,032	45,893
Old Mutual PLC	12,089	34,628
Pearson PLC	2,368	40,425
Persimmon PLC (a)	1,319	40,119
Petrofac, Ltd.	2,640	30,712
Prudential PLC	6,854	144,674
Randgold Resources, Ltd.	823	48,145
Reckitt Benckiser Group PLC	1,800	163,239
RELX PLC	3,675	63,015
Rolls-Royce Holdings PLC (a)	5,450	55,889
Royal Bank of Scotland Group PLC (a)	6,650	31,730
Royal Mail PLC	1,872	13,010
RSA Insurance Group PLC	2,040	12,444
SABMiller PLC	2,832	160,309
Sage Group PLC	2,892	21,877
Schroders PLC	648	27,533
Segro PLC	3,840	24,982
Severn Trent PLC	2,832	93,689
Shire PLC	1,491	101,722
Signet Jewelers, Ltd.	180	24,503
Sky PLC	3,483	55,080
Smith & Nephew PLC	2,844	49,671
Smiths Group PLC	1,848	28,133
Sports Direct International PLC (a)	936	10,733
Standard Chartered PLC	7,148	69,382
Standard Life PLC	4,761	27,967
Tesco PLC (a)	18,700	51,893
Travis Perkins PLC	1,128	33,592
Unilever PLC	3,555	144,639
United Utilities Group PLC	7,790	109,149
Vodafone Group PLC	72,795	229,850
Weir Group PLC	912	16,163
Whitbread PLC	624	44,122
William Hill PLC	3,305	17,562
Wolseley PLC	972	56,803
WPP PLC	4,835	100,556

		6,172,122

UNITED STATES — 50.2%
3M Co.	1,539	218,184
Abbott Laboratories	4,127	165,988
AbbVie, Inc.	3,995	217,368
Activision Blizzard, Inc.	1,188	36,697
Adobe Systems, Inc. (a)	1,188	97,677
ADT Corp.	588	17,581
Advance Auto Parts, Inc.	156	29,567
Aetna, Inc.	1,188	129,979
Affiliated Managers Group, Inc. (a)	132	22,571
Aflac, Inc.	1,716	99,751
Agilent Technologies, Inc.	1,188	40,784
Akamai Technologies, Inc. (a)	384	26,519
Alexion Pharmaceuticals, Inc. (a)	455	71,157
Alleghany Corp. (a)	48	22,469
Alliance Data Systems Corp. (a)	120	31,078
Allstate Corp.	1,188	69,189
Ally Financial, Inc. (a)	1,655	33,729
Alnylam Pharmaceuticals, Inc. (a)	166	13,340
Alphabet, Inc. (Class A) (a)	684	436,645
Alphabet, Inc. (Class C) (a)	721	438,671
Altera Corp.	1,188	59,495
Altria Group, Inc.	5,927	322,429
Amazon.com, Inc. (a)	948	485,272
American Capital Agency Corp.	3,118	58,307
American Express Co.	2,571	190,588
American International Group, Inc.	4,342	246,712
American Tower Corp.	924	81,294
American Water Works Co., Inc.	2,736	150,699
Ameriprise Financial, Inc.	576	62,859
AmerisourceBergen Corp.	564	53,574
AMETEK, Inc.	1,188	62,156
Amgen, Inc.	1,884	260,595
Amphenol Corp. (Class A)	467	23,798
Analog Devices, Inc.	1,188	67,015
Annaly Capital Management, Inc.	4,742	46,804
Anthem, Inc.	840	117,600
Apple, Inc.	14,024	1,546,847
Applied Materials, Inc.	3,555	52,223
Ashland, Inc.	336	33,808
Assurant, Inc.	443	35,001
AT&T, Inc.	15,440	503,035
Autodesk, Inc. (a)	472	20,834
Automatic Data Processing, Inc.	1,188	95,468
AutoZone, Inc. (a)	84	60,802
AvalonBay Communities, Inc.	348	60,837
Avery Dennison Corp.	540	30,548
Avnet, Inc.	1,188	50,704
Axis Capital Holdings, Ltd.	467	25,087
B/E Aerospace, Inc.	360	15,804
Baker Hughes, Inc.	1,793	93,308
Ball Corp.	407	25,315
Bank of America Corp.	26,071	406,186
Bank of New York Mellon Corp.	3,555	139,178
Baxter International, Inc.	1,431	47,008
BB&T Corp.	1,752	62,371
Becton, Dickinson and Co.	536	71,106

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Berkshire Hathaway, Inc. (Class B) (a)	2,389	$311,526
Best Buy Co., Inc.	1,088	40,387
Biogen, Inc. (a)	576	168,083
BioMarin Pharmaceutical, Inc. (a)	323	34,018
BlackRock, Inc.	408	121,368
Boeing Co.	1,872	245,138
BorgWarner, Inc.	483	20,088
Boston Properties, Inc.	276	32,678
Boston Scientific Corp. (a)	3,555	58,338
Bristol-Myers Squibb Co.	4,091	242,187
Broadcom Corp. (Class A)	1,608	82,699
Brown-Forman Corp. (Class B)	519	50,291
C.R. Bard, Inc.	180	33,536
CA, Inc.	2,168	59,186
Cameron International Corp. (a)	1,188	72,848
Campbell Soup Co.	408	20,677
Capital One Financial Corp.	1,932	140,109
Cardinal Health, Inc.	1,088	83,580
CarMax, Inc. (a)	431	25,567
Caterpillar, Inc.	1,680	109,805
CBRE Group, Inc. (Class A) (a)	912	29,184
CBS Corp. (Class B)	1,188	47,401
Celanese Corp. (Series A)	888	52,543
Celgene Corp. (a)	1,944	210,282
CenturyLink, Inc.	1,188	29,843
Cerner Corp. (a)	744	44,610
Charles Schwab Corp.	2,955	84,395
Charter Communications, Inc. (Class A) (a)	132	23,212
Cheniere Energy, Inc. (a)	1,934	93,412
Chipotle Mexican Grill, Inc. (a)	72	51,858
Chubb Corp.	720	88,308
Cigna Corp.	792	106,936
Cimarex Energy Co.	216	22,136
Cincinnati Financial Corp.	505	27,169
Cisco Systems, Inc.	13,549	355,661
CIT Group, Inc.	498	19,935
Citigroup, Inc.	7,922	393,010
Citizens Financial Group, Inc.	1,116	26,628
Citrix Systems, Inc. (a)	384	26,604
CME Group, Inc.	828	76,789
Coach, Inc.	702	20,309
Cobalt International Energy, Inc. (a)	9,482	67,133
Coca-Cola Co.	10,669	428,040
Coca-Cola Enterprises, Inc.	1,188	57,440
Cognizant Technology Solutions Corp. (Class A) (a)	1,563	97,859
Colgate-Palmolive Co.	2,368	150,273
Comcast Corp. (Class A)	5,753	327,231
Comcast Corp. (Class A) Special	788	45,105
Comerica, Inc.	507	20,838
Computer Sciences Corp.	384	23,570
Concho Resources, Inc. (a)	406	39,910
Consolidated Edison, Inc.	888	59,363
Constellation Brands, Inc. (Class A)	624	78,131
Cooper Cos., Inc.	120	17,863
Corning, Inc.	3,555	60,862
Costco Wholesale Corp.	1,179	170,448
Crown Castle International Corp.	756	59,626
CSX Corp.	2,128	57,243
Cummins, Inc.	588	63,845
CVS Health Corp.	3,555	342,986
D.R. Horton, Inc.	1,188	34,880
Danaher Corp.	2,028	172,806
DaVita HealthCare Partners, Inc. (a)	300	21,699
Deere & Co.	827	61,198
Discover Financial Services	1,188	61,764
Discovery Communications, Inc. (Series A) (a)	1,188	30,924
DISH Network Corp. (Class A) (a)	495	28,878
Dollar General Corp.	660	47,810
Dollar Tree, Inc. (a)	288	19,198
Dover Corp.	636	36,366
Dr. Pepper Snapple Group, Inc.	552	43,636
E. I. du Pont de Nemours & Co.	1,860	89,652
eBay, Inc. (a)	2,832	69,214
Ecolab, Inc.	1,563	171,492
Edwards Lifesciences Corp. (a)	228	32,415
Electronic Arts, Inc. (a)	672	45,528
Eli Lilly & Co.	2,368	198,178
EMC Corp.	5,927	143,196
Emerson Electric Co.	2,368	104,595
EOG Resources, Inc.	1,188	86,486
Equifax, Inc.	431	41,885
Equinix, Inc.	84	22,966
Equity Residential	876	65,805
Essex Property Trust, Inc.	113	25,246
Estee Lauder Cos., Inc. (Class A)	744	60,026
Everest Re Group, Ltd.	276	47,842
Eversource Energy	2,368	119,868
Expedia, Inc.	252	29,655
Expeditors International of Washington, Inc.	1,188	55,895
Express Scripts Holding Co. (a)	2,076	168,073
F5 Networks, Inc. (a)	156	18,065
Facebook, Inc. (Class A) (a)	5,158	463,704
Fastenal Co.	1,188	43,493
FedEx Corp.	122	17,566
Fidelity National Information Services, Inc.	1,088	72,983
Fifth Third Bancorp	2,368	44,779
Fiserv, Inc. (a)	588	50,927
FleetCor Technologies, Inc. (a)	156	21,469
Flowserve Corp.	564	23,203
Fluor Corp.	1,188	50,312
FMC Technologies, Inc. (a)	1,620	50,220
FNF Group	300	10,641
Foot Locker, Inc.	324	23,318
Ford Motor Co.	8,294	112,550
Franklin Resources, Inc.	1,188	44,265
Freeport-McMoRan, Inc.	1,669	16,173
Frontier Communications Corp.	2,368	11,248
Gap, Inc.	612	17,442
Garmin, Ltd.	324	11,625
General Dynamics Corp.	924	127,466
General Electric Co.	26,257	662,202
General Growth Properties, Inc.	1,188	30,852
General Mills, Inc.	1,657	93,007
General Motors Co.	3,166	95,043

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Gilead Sciences, Inc.	3,555	$349,065
Goldman Sachs Group, Inc.	1,188	206,427
H&R Block, Inc.	1,188	43,006
Halliburton Co.	3,555	125,669
Hanesbrands, Inc.	864	25,004
Harley-Davidson, Inc.	540	29,646
Harman International Industries, Inc.	198	19,006
Hartford Financial Services Group, Inc.	1,968	90,095
HCA Holdings, Inc. (a)	564	43,631
HCP, Inc.	1,188	44,253
Helmerich & Payne, Inc.	552	26,088
Henry Schein, Inc. (a)	336	44,594
Hershey Co.	528	48,513
Hertz Global Holdings, Inc. (a)	1,188	19,875
Hewlett-Packard Co.	4,742	121,443
HollyFrontier Corp.	1,176	57,436
Hologic, Inc. (a)	502	19,643
Home Depot, Inc.	3,455	399,018
Honeywell International, Inc.	1,891	179,059
Host Hotels & Resorts, Inc.	1,188	18,782
Humana, Inc.	443	79,297
Huntington Bancshares, Inc.	1,188	12,593
IHS, Inc. (Class A) (a)	192	22,272
Illinois Tool Works, Inc.	1,179	97,043
Illumina, Inc. (a)	324	56,966
Incyte Corp. (a)	252	27,803
Ingersoll-Rand PLC	828	42,038
Intel Corp.	12,050	363,187
Intercontinental Exchange, Inc.	276	64,857
International Business Machines Corp.	2,368	343,289
International Flavors & Fragrances, Inc.	657	67,842
Interpublic Group of Cos., Inc.	1,188	22,726
Intuit, Inc.	612	54,315
Intuitive Surgical, Inc. (a)	84	38,605
Invesco, Ltd.	1,188	37,101
Iron Mountain, Inc.	156	4,839
J.M. Smucker Co.	431	49,173
Jacobs Engineering Group, Inc. (a)	1,188	44,467
Johnson & Johnson	7,107	663,438
Johnson Controls, Inc.	1,188	49,136
JPMorgan Chase & Co.	9,482	578,118
Juniper Networks, Inc.	1,188	30,543
Kansas City Southern	324	29,445
Kellogg Co.	588	39,131
Keurig Green Mountain, Inc.	312	16,268
KeyCorp	2,368	30,808
Kimberly-Clark Corp.	424	46,233
Kimco Realty Corp.	1,188	29,023
Kinder Morgan, Inc.	7,901	218,700
KLA-Tencor Corp.	528	26,400
Kohl’s Corp.	396	18,339
Kraft Heinz Co.	1,860	131,279
Kroger Co.	868	31,309
L Brands, Inc.	552	49,752
L-3 Communications Holdings, Inc.	300	31,356
Lam Research Corp.	483	31,554
Las Vegas Sands Corp.	1,188	45,108
Lennar Corp. (Class A)	507	24,402
Level 3 Communications, Inc. (a)	300	13,107
Liberty Interactive Corp. QVC Group (Class A) (a)	1,188	31,161
Liberty Media Corp. (Class A) (a)	472	16,860
Liberty Media Corp. (Class C) (a)	507	17,471
Lincoln National Corp.	1,188	56,382
Linear Technology Corp.	576	23,242
LinkedIn Corp. (Class A) (a)	240	45,631
LKQ Corp. (a)	534	15,144
Lockheed Martin Corp.	768	159,214
Loews Corp.	1,188	42,934
Lowe’s Cos., Inc.	2,368	163,203
M&T Bank Corp.	216	26,341
Macy’s, Inc.	804	41,261
ManpowerGroup, Inc.	540	44,221
Marathon Petroleum Corp.	1,512	70,051
Marsh & McLennan Cos., Inc.	853	44,544
Masco Corp.	1,188	29,914
Mastercard, Inc. (Class A)	2,368	213,404
Mattel, Inc.	1,188	25,019
McCormick & Co., Inc.	564	46,350
McDonald’s Corp.	2,760	271,943
McGraw Hill Financial, Inc.	588	50,862
McKesson Corp.	624	115,459
Mead Johnson Nutrition Co.	552	38,861
Merck & Co., Inc.	7,107	351,015
MetLife, Inc.	3,555	167,618
Micron Technology, Inc. (a)	2,368	35,473
Microsoft Corp.	18,963	839,302
Molson Coors Brewing Co. (Class B)	408	33,872
Mondelez International, Inc. (Class A)	4,575	191,555
Monsanto Co.	1,836	156,684
Monster Beverage Corp. (a)	384	51,894
Moody’s Corp.	336	32,995
Morgan Stanley	4,342	136,773
Mosaic Co.	132	4,107
Motorola Solutions, Inc.	483	33,028
Nasdaq, Inc.	431	22,985
National Oilwell Varco, Inc.	2,368	89,155
Navient Corp.	1,089	12,240
NetApp, Inc.	1,188	35,165
Netflix, Inc. (a)	924	95,412
News Corp. (Class A)	1,224	15,447
NIKE, Inc. (Class B)	1,824	224,297
Norfolk Southern Corp.	495	37,818
Northern Trust Corp.	600	40,896
Northrop Grumman Corp.	544	90,277
Nuance Communications, Inc. (a)	1,188	19,448
NVIDIA Corp.	2,368	58,371
O’Reilly Automotive, Inc. (a)	252	63,000
Oceaneering International, Inc.	588	23,097
Omnicom Group, Inc.	708	46,657
ONEOK, Inc.	2,646	85,201
Oracle Corp.	9,482	342,490
PACCAR, Inc.	1,188	61,978
Packaging Corp. of America	396	23,823
Palo Alto Networks, Inc. (a)	96	16,512
Parker-Hannifin Corp.	483	46,996
PartnerRe, Ltd.	264	36,664
Paychex, Inc.	612	29,150

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Pepco Holdings, Inc.	1,188	$28,773
PepsiCo, Inc.	4,055	382,387
Pfizer, Inc.	15,516	487,358
PG&E Corp.	1,720	90,816
Philip Morris International, Inc.	4,359	345,799
Phillips 66	685	52,635
Pioneer Natural Resources Co.	824	100,231
PNC Financial Services Group, Inc.	1,596	142,363
Polaris Industries, Inc.	132	15,823
PPG Industries, Inc.	1,224	107,333
Precision Castparts Corp.	443	101,762
Priceline Group, Inc. (a)	132	163,266
Principal Financial Group, Inc.	839	39,718
Procter & Gamble Co.	7,107	511,278
Progressive Corp.	1,188	36,400
ProLogis, Inc.	1,431	55,666
Prudential Financial, Inc.	1,608	122,546
Public Storage	396	83,805
Pulte Group, Inc.	1,188	22,418
PVH Corp.	240	24,466
Qorvo, Inc. (a)	354	15,948
QUALCOMM, Inc.	4,542	244,042
Quanta Services, Inc. (a)	1,188	28,761
Quest Diagnostics, Inc.	360	22,129
Ralph Lauren Corp.	204	24,105
Raymond James Financial, Inc.	324	16,080
Raytheon Co.	988	107,949
Realogy Holdings Corp. (a)	431	16,219
Realty Income Corp.	455	21,562
Red Hat, Inc. (a)	336	24,152
Regeneron Pharmaceuticals, Inc. (a)	180	83,725
Regions Financial Corp.	4,742	42,725
Reynolds American, Inc.	3,066	135,732
Robert Half International, Inc.	396	20,259
Rockwell Automation, Inc.	588	59,664
Rockwell Collins, Inc.	495	40,511
Roper Technologies, Inc.	348	54,532
Ross Stores, Inc.	1,014	49,149
Salesforce.com, Inc. (a)	1,497	103,937
SanDisk Corp.	624	33,902
SBA Communications Corp. (Class A) (a)	180	18,853
Schlumberger, Ltd.	4,642	320,159
Sealed Air Corp.	788	36,941
Sempra Energy	332	32,111
ServiceNow, Inc. (a)	192	13,334
Sherwin-Williams Co.	467	104,038
Sigma-Aldrich Corp.	948	131,696
Simon Property Group, Inc.	768	141,097
Sirius XM Holdings, Inc. (a)	5,123	19,160
Skyworks Solutions, Inc.	455	38,316
SL Green Realty Corp.	180	19,469
Snap-On, Inc.	240	36,226
Spectra Energy Corp.	7,823	205,510
Splunk, Inc. (a)	331	18,321
Sprint Corp. (a)	1,307	5,019
St. Jude Medical, Inc.	1,088	68,642
Stanley Black & Decker, Inc.	636	61,679
Staples, Inc.	2,368	27,777
Starbucks Corp.	4,080	231,907
State Street Corp. (f)	1,188	79,845
Stryker Corp.	1,188	111,791
SunTrust Banks, Inc.	1,188	45,429
Symantec Corp.	2,368	46,105
Synopsys, Inc. (a)	528	24,383
Sysco Corp.	2,268	88,384
T-Mobile US, Inc. (a)	588	23,408
T. Rowe Price Group, Inc.	768	53,376
Target Corp.	1,188	93,448
TD Ameritrade Holding Corp.	1,088	34,642
TEGNA, Inc.	707	15,830
Tesla Motors, Inc. (a)	204	50,674
Tesoro Corp.	237	23,046
Texas Instruments, Inc.	2,368	117,263
Textron, Inc.	1,088	40,952
Thermo Fisher Scientific, Inc.	1,188	145,269
Tiffany & Co.	384	29,652
Time Warner Cable, Inc.	720	129,146
Time Warner, Inc.	2,368	162,800
TJX Cos., Inc.	1,860	132,841
Toll Brothers, Inc. (a)	988	33,829
Towers Watson & Co. (Class A)	240	28,171
Tractor Supply Co.	300	25,296
TransDigm Group, Inc. (a)	132	28,038
Travelers Cos., Inc.	1,188	118,242
Trimble Navigation, Ltd. (a)	1,188	19,507
TripAdvisor, Inc. (a)	276	17,394
Twenty-First Century Fox, Inc. (Class A)	2,676	72,198
Twenty-First Century Fox, Inc. (Class B)	2,207	59,743
Twitter, Inc. (a)	816	21,983
U.S. Bancorp	4,742	194,469
Under Armour, Inc. (Class A) (a)	360	34,841
Union Pacific Corp.	2,088	184,600
United Parcel Service, Inc. (Class B)	1,367	134,909
United Rentals, Inc. (a)	324	19,456
United Technologies Corp.	2,477	220,428
UnitedHealth Group, Inc.	2,595	301,046
Unum Group	1,188	38,111
V.F. Corp.	876	59,752
Valero Energy Corp.	798	47,960
Vantiv, Inc. (Class A) (a)	192	8,625
Varian Medical Systems, Inc. (a)	252	18,593
Ventas, Inc.	648	36,327
VEREIT, Inc.	2,356	18,188
Verisk Analytics, Inc. (a)	372	27,495
Verizon Communications, Inc.	10,669	464,208
Vertex Pharmaceuticals, Inc. (a)	519	54,049
Viacom, Inc. (Class B)	1,188	51,262
Visa, Inc. (Class A)	5,132	357,495
VMware, Inc. (Class A) (a)	216	17,019
Vornado Realty Trust	273	24,685
Voya Financial, Inc.	1,078	41,794
W.W. Grainger, Inc.	228	49,022
Wabtec Corp.	396	34,868
Wal-Mart Stores, Inc.	4,276	277,256
Walgreens Boots Alliance, Inc.	2,368	196,781
Walt Disney Co.	4,042	413,092
Waters Corp. (a)	204	24,115
Wells Fargo & Co.	12,541	643,980

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Welltower, Inc.	792	$53,634
Western Digital Corp.	624	49,571
Western Union Co.	1,188	21,812
Whirlpool Corp.	144	21,205
Whole Foods Market, Inc.	1,188	37,600
Williams Cos., Inc.	4,351	160,334
Workday, Inc. (Class A) (a)	156	10,742
Wyndham Worldwide Corp.	240	17,256
Wynn Resorts, Ltd.	204	10,836
Xerox Corp.	3,555	34,590
Xilinx, Inc.	1,188	50,371
XL Group PLC	1,188	43,148
Xylem, Inc.	648	21,287
Yahoo!, Inc. (a)	2,368	68,459
Yum! Brands, Inc.	900	71,955
Zimmer Biomet Holdings, Inc.	552	51,849
Zoetis, Inc.	984	40,522

		40,918,885

TOTAL COMMON STOCKS —
(Cost $88,460,676)		81,041,545

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Popular Espanol SA (expired 9/25/15) (a) (Cost $88)	3,905	78

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h) (Cost $147,924)	147,924	147,924

TOTAL INVESTMENTS — 99.7%
(Cost $88,608,688)		81,189,547
OTHER ASSETS & LIABILITIES — 0.3%		284,688

NET ASSETS — 100.0%		$81,474,235

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated issuer (Note 3).
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 6.4%
Ambev SA ADR	15,218	$74,568
Banco Bradesco SA Preference Shares ADR	8,160	43,738
BRF — Brasil Foods SA ADR	2,110	37,537
Itau Unibanco Holding SA Preference Shares ADR	9,826	65,048
Petroleo Brasileiro SA Preference Shares ADR (a)	6,353	23,379

		244,270

CHINA — 27.0%
Agricultural Bank of China, Ltd. (Class H)	74,000	27,977
Bank of China, Ltd. (Class H)	256,196	110,081
China Construction Bank Corp. (Class H)	271,154	180,185
China Life Insurance Co., Ltd. (Class H)	23,584	81,555
China Merchants Bank Co., Ltd. (Class H)	15,000	36,193
China Petroleum & Chemical Corp. (Class H)	81,600	49,591
Industrial & Commercial Bank of China, Ltd. (Class H)	237,454	136,650
PetroChina Co., Ltd. (Class H)	66,812	46,294
Ping An Insurance Group Co. of China, Ltd. (Class H)	17,000	84,122
Tencent Holdings, Ltd.	16,583	276,667

		1,029,315

HONG KONG — 8.7%
China Mobile, Ltd.	19,855	235,184
China Overseas Land & Investment, Ltd.	12,000	36,232
CNOOC, Ltd. (b)	57,362	58,694

		330,110

INDIA — 2.1%
ICICI Bank, Ltd. ADR	6,920	57,990
Tata Motors, Ltd. ADR (a)(b)	1,029	23,152

		81,142

MALAYSIA — 1.6%
Malayan Banking Bhd	15,063	29,333
Public Bank Bhd	8,130	32,403

		61,736

MEXICO — 4.1%
America Movil SAB de CV, Series L, ADR	5,178	85,696
Cemex SAB de CV ADR (a)	4,137	28,918
Grupo Televisa SA de CV ADR	1,578	41,059

		155,673

RUSSIA — 5.7%
Gazprom PAO ADR	19,101	76,786
Lukoil PJSC ADR	1,647	55,932
Magnit PJSC GDR	842	40,223
Sberbank of Russia ADR (c)	8,028	39,622
Sberbank of Russia ADR (c)	713	3,508

		216,071

SOUTH AFRICA — 10.6%
FirstRand, Ltd. (b)	10,903	38,756
MTN Group, Ltd.	5,366	69,079
Naspers, Ltd. (Class N)	1,282	160,462
Sasol, Ltd. (b)	1,791	50,206
Standard Bank Group, Ltd.	3,932	38,390
Steinhoff International Holdings, Ltd. (b)	7,429	45,615

		402,508

SOUTH KOREA — 18.2%
Hyundai Mobis Co., Ltd.	218	42,577
Hyundai Motor Co.	498	68,904
KB Financial Group, Inc. ADR	1,252	36,796
Kia Motors Corp.	842	38,076
NAVER Corp.	90	38,952
POSCO ADR	902	31,588
Samsung Electronics Co., Ltd. GDR	713	336,893
Shinhan Financial Group Co., Ltd. ADR	1,373	47,780
SK Hynix, Inc.	1,880	53,214

		694,780

TAIWAN — 15.0%
Cathay Financial Holding Co., Ltd.	26,650	36,380
Chunghwa Telecom Co., Ltd. ADR (b)	1,199	36,234
Formosa Plastics Corp.	13,280	27,990
Hon Hai Precision Industry Co., Ltd. GDR	21,786	119,387
MediaTek, Inc.	5,000	36,975
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	15,261	316,666

		573,632

TOTAL COMMON STOCKS —
(Cost $4,834,974)		3,789,237

SHORT TERM INVESTMENTS — 11.4%
UNITED STATES — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	428,141	428,141
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	7,182	7,182

TOTAL SHORT TERM INVESTMENTS —
(Cost $435,323)		435,323

TOTAL INVESTMENTS — 110.8%
(Cost $5,270,297)		4,224,560
OTHER ASSETS & LIABILITIES — (10.8)%		(410,766)

NET ASSETS — 100.0%		$3,813,794

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHILE — 3.2%
AES Gener SA	3,116	$1,454
Banco de Chile	91,964	9,563
Banco Santander Chile ADR	467	8,509
Cencosud SA ADR	1,152	6,728
Cia Cervecerias Unidas SA	287	3,157
Corpbanca SA	244,432	2,148
Empresa Nacional de Electricidad SA ADR	441	15,660
Empresas COPEC SA	410	3,711
Enersis SA ADR (a)	988	12,488
Latam Airlines Group SA ADR (a)(b)	733	3,577
SACI Falabella	657	4,062
Sociedad Quimica y Minera de Chile SA ADR	311	4,522

		75,579

COLOMBIA — 1.3%
Almacenes Exito SA	512	2,199
BanColombia SA ADR (a)	193	6,215
Cementos Argos SA	1,416	4,330
Ecopetrol SA ADR	449	3,861
Grupo de Inversiones Suramericana SA	691	8,031
Grupo de Inversiones Suramericana SA Preference Shares	185	2,121
Interconexion Electrica SA ESP	1,477	3,421

		30,178

CZECH REPUBLIC — 0.6%
CEZ AS	358	7,444
Komercni Banka AS	36	7,793

		15,237

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	1,615	9,900
Global Telecom Holding SAE GDR (b)	2,245	2,582

		12,482

GREECE — 0.6%
Alpha Bank AE (b)	4,195	501
Eurobank Ergasias SA (b)	14,452	355
FF Group (b)	60	1,219
Hellenic Telecommunications Organization SA	474	4,127
JUMBO SA	114	999
National Bank of Greece SA (b)	2,735	1,175
OPAP SA	432	3,896
Piraeus Bank SA (b)	3,614	315
Titan Cement Co. SA	55	1,240

		13,827

HUNGARY — 0.8%
MOL Hungarian Oil & Gas PLC	119	5,182
OTP Bank PLC	456	8,784
Richter Gedeon NyRt	270	4,287

		18,253

INDONESIA — 5.6%
Adaro Energy Tbk PT	34,900	1,275
Astra International Tbk PT	34,900	12,447
Bank Central Asia Tbk PT	22,000	18,433
Bank Mandiri Persero Tbk PT	21,000	11,360
Bank Negara Indonesia Persero Tbk PT	20,000	5,645
Bank Rakyat Indonesia Persero Tbk PT	19,000	11,218
Charoen Pokphand Indonesia Tbk PT	18,000	2,457
Indocement Tunggal Prakarsa Tbk PT	4,000	4,491
Indofood Sukses Makmur Tbk PT	12,500	4,693
Kalbe Farma Tbk PT	67,400	6,326
Lippo Karawaci Tbk PT	55,900	4,312
Matahari Department Store Tbk PT	3,100	3,407
Perusahaan Gas Negara Persero Tbk PT	26,000	4,490
Semen Indonesia Persero Tbk PT	7,500	4,633
Surya Citra Media Tbk PT	14,200	2,656
Telekomunikasi Indonesia Persero Tbk PT	99,300	17,928
Tower Bersama Infrastructure Tbk PT (b)	3,601	1,610
Unilever Indonesia Tbk PT	3,500	9,079
United Tractors Tbk PT	4,500	5,368

		131,828

MALAYSIA — 7.7%
AirAsia Bhd	2,200	641
Alliance Financial Group Bhd	3,500	2,667
AMMB Holdings Bhd	3,500	3,631
Axiata Group Bhd	4,808	6,344
British American Tobacco Malaysia Bhd	300	4,117
Bumi Armada Bhd (b)	5,300	1,115
CIMB Group Holdings Bhd	8,595	8,721
Dialog Group Bhd	5,700	2,075
Digi.Com Bhd	7,300	9,217
Felda Global Ventures Holdings Bhd	2,900	990
Gamuda Bhd	6,000	5,992
Genting Bhd	4,600	7,608
Genting Malaysia Bhd	7,100	6,703
Hong Leong Bank Bhd	1,300	3,880
IHH Healthcare Bhd	6,100	8,284
IJM Corp. Bhd	7,600	5,567
IOI Corp. Bhd	5,500	5,092
IOI Properties Group Bhd	3,148	1,418
Kuala Lumpur Kepong Bhd	1,000	4,937
Malayan Banking Bhd	7,699	14,992
Malaysia Airports Holdings Bhd	1,585	1,893
Maxis Bhd	4,300	6,407
Petronas Chemicals Group Bhd	5,100	7,124
Petronas Dagangan Bhd	500	2,482
Petronas Gas Bhd	1,300	6,494
PPB Group Bhd	1,400	4,911
Public Bank Bhd	2,860	11,399
SapuraKencana Petroleum Bhd	8,300	3,550
Sime Darby Bhd	4,728	8,379
Telekom Malaysia Bhd	3,415	5,190
Tenaga Nasional Bhd	5,400	14,766
UMW Holdings Bhd	1,400	2,395
YTL Corp. Bhd	10,800	3,931

		182,912

MEXICO — 11.8%
Alfa SAB de CV (Class A)	5,372	10,451
America Movil SAB de CV (Series L)	59,741	49,424
Arca Continental SAB de CV	700	3,931
Cemex SAB de CV (b)	21,361	14,861
Coca-Cola FEMSA SAB de CV (Series L)	995	6,900

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

El Puerto de Liverpool SAB de CV (Class C1)	300	$3,886
Fibra Uno Administracion SA de CV REIT	3,106	6,398
Fomento Economico Mexicano SAB de CV	3,182	28,403
Gentera SAB de CV	1,839	3,003
Gruma SAB de CV (Class B)	300	4,157
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	500	4,338
Grupo Aeroportuario del Sureste SAB de CV (Class B)	697	10,623
Grupo Bimbo SAB de CV (b)	3,683	9,304
Grupo Carso SAB de CV	1,393	6,227
Grupo Financiero Banorte SAB de CV	4,578	22,368
Grupo Financiero Inbursa SAB de CV	4,977	10,261
Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	5,884
Grupo Mexico SAB de CV (Series B)	4,464	10,779
Grupo Televisa SAB	4,774	24,846
Industrias Penoles SAB de CV	304	4,134
Kimberly-Clark de Mexico SAB de CV (Class A)	3,683	8,308
Mexichem SAB de CV	2,488	6,094
Promotora y Operadora de Infraestructura SAB de CV (b)	549	6,026
Wal-Mart de Mexico SAB de CV	8,391	20,553

		281,159

PERU — 1.0%
Compania de Minas Buenaventura SA ADR	161	960
Credicorp, Ltd. (a)	132	14,039
Southern Copper Corp. (a)	298	7,963

		22,962

PHILIPPINES — 3.8%
Aboitiz Equity Ventures, Inc.	5,790	7,148
Ayala Corp.	520	8,533
Ayala Land, Inc.	15,000	10,911
BDO Unibank, Inc.	4,730	10,474
Globe Telecom, Inc.	105	5,275
GT Capital Holdings, Inc.	170	4,601
International Container Terminal Services, Inc.	2,810	4,512
JG Summit Holdings, Inc.	3,760	5,700
Jollibee Foods Corp.	1,570	6,476
Philippine Long Distance Telephone Co.	115	5,388
SM Investments Corp.	400	7,621
SM Prime Holdings, Inc.	14,500	6,406
Universal Robina Corp.	1,980	8,133

		91,178

POLAND — 3.6%
Bank Pekao SA	281	11,410
Bank Zachodni WBK SA (b)	41	3,165
Eurocash SA	111	1,304
KGHM Polska Miedz SA	314	6,767
LPP SA	1	2,057
mBank SA (b)	39	3,559
Orange Polska SA	1,857	3,550
PGE Polska Grupa Energetyczna SA	1,662	5,892
Polski Koncern Naftowy Orlen SA	658	11,455
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	7,637
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,773	13,722
Powszechny Zaklad Ubezpieczen SA	122	12,503
Tauron Polska Energia SA	3,880	3,347

		86,368

QATAR — 2.9%
Barwa Real Estate Co.	117	1,372
Commercial Bank QSC	157	2,431
Doha Bank QSC	115	1,585
Ezdan Holding Group QSC	1,397	7,173
Gulf International Services QSC	78	1,392
Industries Qatar QSC	267	9,017
Masraf Al Rayan QSC	684	8,076
Ooredoo QSC	122	2,579
Qatar Electricity & Water Co. QSC	96	5,520
Qatar Insurance Co. SAQ	214	5,470
Qatar Islamic Bank SAQ	180	5,649
Qatar National Bank SAQ	265	13,643
Vodafone Qatar QSC	974	3,632

		67,539

SOUTH AFRICA — 13.9%
Anglo American Platinum, Ltd. (a)(b)	75	1,243
AngloGold Ashanti, Ltd. (b)	671	5,313
Aspen Pharmacare Holdings, Ltd. (b)	498	10,589
Barclays Africa Group, Ltd.	577	7,102
Bidvest Group, Ltd. (a)	565	13,330
Brait SE (a)(b)	409	4,156
Discovery, Ltd.	520	5,177
Exxaro Resources, Ltd. (a)	233	885
FirstRand, Ltd.	2,946	10,472
Foschini Group, Ltd.	490	4,973
Gold Fields, Ltd.	1,371	3,574
Growthpoint Properties, Ltd. REIT	3,645	6,762
Impala Platinum Holdings, Ltd. (b)	962	2,673
Imperial Holdings, Ltd.	349	4,279
Kumba Iron Ore, Ltd. (a)	74	420
Life Healthcare Group Holdings, Ltd.	2,251	5,797
Mediclinic International, Ltd.	672	5,367
MMI Holdings, Ltd.	2,293	3,945
Mondi, Ltd.	161	3,379
Mr. Price Group, Ltd.	266	3,713
MTN Group, Ltd.	2,258	29,068
Naspers, Ltd. (Class N)	507	63,459
Nedbank Group, Ltd.	365	5,800
Redefine Properties, Ltd.	6,564	5,554
Remgro, Ltd.	819	14,934
RMB Holdings, Ltd.	1,611	7,680
Sanlam, Ltd.	2,269	9,813
Sasol, Ltd. (a)	713	19,987
Shoprite Holdings, Ltd.	752	8,547
Spar Group, Ltd.	360	4,817
Standard Bank Group, Ltd.	1,556	15,192
Steinhoff International Holdings, Ltd. (a)	2,772	17,021
Tiger Brands, Ltd.	232	5,114
Truworths International, Ltd.	593	3,646
Vodacom Group, Ltd.	668	6,643

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Woolworths Holdings, Ltd.	1,469	$10,284

		330,708

SOUTH KOREA — 15.7%
AmorePacific Corp.	30	9,744
AmorePacific Group	30	4,125
Celltrion, Inc. (b)	35	2,005
Cheil Worldwide, Inc. (b)	110	1,689
CJ CheilJedang Corp.	6	1,926
CJ Corp.	11	2,450
Coway Co., Ltd.	40	2,825
Daewoo Securities Co., Ltd.	50	502
Daum Kakao Corp.	23	2,443
E-Mart Co., Ltd.	27	5,251
GS Engineering & Construction Corp. (b)	50	1,036
Hana Financial Group, Inc.	290	6,459
Hankook Tire Co., Ltd.	99	3,307
Hanmi Pharm Co., Ltd. (b)	7	2,194
Hanssem Co., Ltd.	10	2,409
Hotel Shilla Co., Ltd.	30	2,911
Hyosung Corp.	26	2,468
Hyundai Development Co.-Engineering & Construction	50	2,299
Hyundai Engineering & Construction Co., Ltd.	91	2,626
Hyundai Glovis Co., Ltd.	15	2,835
Hyundai Heavy Industries Co., Ltd. (b)	43	3,501
Hyundai Mobis Co., Ltd.	56	10,937
Hyundai Motor Co.	123	17,018
Hyundai Motor Co. Preference Shares	38	3,543
Hyundai Steel Co.	83	3,606
Hyundai Wia Corp.	10	1,088
Industrial Bank of Korea	210	2,409
KB Financial Group, Inc. ADR	363	10,669
KEPCO Plant Service & Engineering Co., Ltd.	20	2,042
Kia Motors Corp.	223	10,084
Korea Aerospace Industries, Ltd.	30	1,719
Korea Electric Power Corp. ADR (a)	458	9,384
KT&G Corp.	90	8,466
LG Chem, Ltd.	40	9,635
LG Corp.	73	3,751
LG Display Co., Ltd. ADR	677	6,431
LG Electronics, Inc.	134	5,161
LG Household & Health Care, Ltd.	8	5,764
LG Innotek Co., Ltd.	20	1,485
Lotte Chemical Corp.	12	2,733
Lotte Shopping Co., Ltd.	18	4,336
NAVER Corp.	21	9,089
NCSoft Corp.	7	1,116
Orion Corp.	2	1,589
POSCO ADR	223	7,809
S-1 Corp.	14	1,102
S-Oil Corp.	54	2,852
Samsung C&T Corp. (b)	36	4,449
Samsung Electro-Mechanics Co., Ltd.	44	2,387
Samsung Electronics Co., Ltd. GDR (c)	170	80,325
Samsung Electronics Co., Ltd. GDR (c)	31	11,873
Samsung Fire & Marine Insurance Co., Ltd.	23	5,433
Samsung Heavy Industries Co., Ltd.	210	2,179
Samsung Life Insurance Co., Ltd.	61	5,090
Samsung SDI Co., Ltd.	59	5,401
Samsung SDS Co., Ltd.	20	4,859
Samsung Securities Co., Ltd.	44	1,687
Shinhan Financial Group Co., Ltd. ADR	296	10,301
SK Holdings Co., Ltd.	36	7,411
SK Hynix, Inc.	510	14,436
SK Innovation Co., Ltd. (b)	75	6,201
Woori Bank	403	3,193

		374,048

TAIWAN — 15.4%
Advanced Semiconductor Engineering Inc, ADR	1,381	7,582
Asia Cement Corp.	5,120	5,007
Asustek Computer, Inc.	1,000	8,579
AU Optronics Corp. ADR (a)	902	2,670
Catcher Technology Co., Ltd.	1,000	10,645
Cathay Financial Holding Co., Ltd.	6,450	8,805
Chang Hwa Commercial Bank, Ltd.	8,731	4,296
Cheng Shin Rubber Industry Co., Ltd.	2,000	3,280
China Development Financial Holding Corp.	12,000	3,225
China Steel Corp.	13,260	7,732
Chunghwa Telecom Co., Ltd. ADR	189	5,712
Compal Electronics, Inc.	7,000	3,954
CTBC Financial Holding Co., Ltd.	17,934	9,232
Delta Electronics, Inc.	2,000	9,354
E.Sun Financial Holding Co., Ltd.	12,915	7,590
Far Eastern New Century Corp.	7,282	6,480
Far EasTone Telecommunications Co., Ltd.	2,000	4,312
Feng TAY Enterprise Co., Ltd.	1,000	6,211
First Financial Holding Co., Ltd	5,781	2,633
Formosa Chemicals & Fibre Corp.	3,000	6,086
Formosa Plastics Corp.	4,000	8,431
Foxconn Technology Co., Ltd.	1,000	2,861
Fubon Financial Holding Co., Ltd.	7,000	10,906
Hon Hai Precision Industry Co., Ltd. GDR	5,913	32,403
HTC Corp.	1,000	1,928
Hua Nan Financial Holdings Co., Ltd.	10,938	5,082
Innolux Corp.	7,000	2,179
Inotera Memories, Inc. (b)	4,000	2,496
Inventec Corp.	2,000	947
Lite-On Technology Corp.	4,040	3,705
MediaTek, Inc.	1,000	7,395
Mega Financial Holding Co., Ltd.	12,000	8,309
Nan Ya Plastics Corp.	5,000	8,443
Pegatron Corp.	1,000	2,436
Pou Chen Corp.	4,000	5,995
Quanta Computer, Inc.	4,000	6,936
Siliconware Precision Industries Co., Ltd. ADR	659	4,142
SinoPac Financial Holdings Co., Ltd.	18,345	5,794
Taishin Financial Holding Co., Ltd.	15,886	5,621
Taiwan Cement Corp.	5,000	5,064
Taiwan Cooperative Financial Holding Co., Ltd.	6,098	2,519
Taiwan Mobile Co., Ltd.	2,000	6,104
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	4,165	86,424
Uni-President Enterprises Corp.	4,534	7,849

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

United Microelectronics Corp.	18,000	$5,904
Yuanta Financial Holding Co., Ltd.	7,568	2,804

		366,062

THAILAND — 5.7%
Advanced Info Service PCL	2,200	13,699
Airports of Thailand PCL	1,000	7,742
Bangkok Bank PCL NVDR	1,258	5,546
BEC World PCL	3,300	2,909
Bumrungrad Hospital PCL	608	3,618
Central Pattana PCL	3,900	4,809
Charoen Pokphand Foods PCL	7,200	4,106
CP ALL PCL	9,600	12,630
Delta Electronics Thai PCL NVDR	900	2,182
Energy Absolute PCL NVDR	2,900	1,718
IRPC PCL NVDR	18,400	1,906
Kasikornbank PCL	3,100	14,563
Krung Thai Bank PCL	11,100	5,230
Minor International PCL	5,800	4,554
PTT Exploration & Production PCL	2,900	5,593
PTT Global Chemical PCL	3,800	5,628
PTT PCL	1,700	11,241
Siam Cement PCL NVDR	1,000	12,784
Siam Commercial Bank PCL	3,066	11,320
True Corp. PCL NVDR (b)	16,310	4,381

		136,159

TURKEY — 3.4%
Akbank TAS	3,401	7,616
Anadolu Efes Biracilik Ve Malt Sanayii AS	485	3,420
BIM Birlesik Magazalar AS	395	6,999
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,040	3,349
Eregli Demir ve Celik Fabrikalari TAS	3,015	3,714
Haci Omer Sabanci Holding AS	2,002	5,865
KOC Holding AS	1,639	6,388
TAV Havalimanlari Holding AS	160	1,255
Tofas Turk Otomobil Fabrikasi AS	428	2,537
Tupras-Turkiye Petrol Rafinerileri AS (b)	274	6,706
Turk Hava Yollari AO (b)	1,693	4,457
Turkcell Iletisim Hizmetleri AS	1,728	6,021
Turkiye Garanti Bankasi AS	4,534	10,527
Turkiye Halk Bankasi AS	887	2,959
Turkiye Is Bankasi (Class C)	4,152	6,459
Turkiye Vakiflar Bankasi Tao (Class D)	2,626	3,322

		81,594

UNITED ARAB EMIRATES — 2.0%
Abu Dhabi Commercial Bank PJSC	4,499	9,371
Aldar Properties PJSC	5,839	3,815
Arabtec Holding PJSC (b)	3,161	1,584
DP World, Ltd.	239	5,076
Dubai Financial Market PJSC	4,897	2,240
Dubai Islamic Bank PJSC	822	1,500
Emaar Malls Group PJSC (b)	6,226	5,238
Emaar Properties PJSC	5,580	9,814
First Gulf Bank PJSC	1,190	4,520
National Bank of Abu Dhabi PJSC	1,346	3,489

		46,647

TOTAL COMMON STOCKS —
(Cost $3,042,938)		2,364,720

SHORT TERM INVESTMENTS — 4.2%
UNITED STATES — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	97,002	97,002
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	3,195	3,195

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,197)		100,197

TOTAL INVESTMENTS — 103.7%
(Cost $3,143,135)		2,464,917
OTHER ASSETS & LIABILITIES — (3.7)%		(88,765)

NET ASSETS — 100.0%		$2,376,152

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.1%
AGL Energy, Ltd.	1,522	$17,069
Amcor, Ltd.	697	6,446
AMP, Ltd.	535	2,089
ASX, Ltd.	141	3,751
Australia & New Zealand Banking Group, Ltd.	397	7,550
BHP Billiton, Ltd.	576	8,988
Brambles, Ltd.	943	6,450
Cochlear, Ltd.	46	2,696
Commonwealth Bank of Australia	445	22,725
CSL, Ltd.	380	23,803
Federation Centres	5,035	9,688
Flight Centre Travel Group, Ltd.	53	1,344
Fortescue Metals Group, Ltd.	1,274	1,628
GPT Group	3,697	11,709
Healthscope, Ltd.	3,702	6,629
Lend Lease Group	489	4,310
Macquarie Group, Ltd.	47	2,530
Medibank Pvt, Ltd.	9,055	15,388
National Australia Bank, Ltd.	380	8,000
Origin Energy, Ltd. (a)	184	716
QBE Insurance Group, Ltd.	241	2,182
Ramsay Health Care, Ltd.	63	2,587
REA Group, Ltd.	61	1,899
Rio Tinto, Ltd.	256	8,737
Scentre Group	3,400	9,312
Seek, Ltd.	169	1,424
Sonic Healthcare, Ltd.	1,159	14,854
South32, Ltd. (b)	1,736	1,664
Stockland	2,697	7,292
Suncorp Group, Ltd.	209	1,789
Telstra Corp., Ltd.	7,693	30,308
Transurban Group	1,725	12,041
Wesfarmers, Ltd.	455	12,532
Westfield Corp.	1,682	11,776
Westpac Banking Corp.	424	8,843
Woodside Petroleum, Ltd.	433	8,797
Woolworths, Ltd.	1,331	23,218

		322,764

AUSTRIA — 0.1%
Erste Group Bank AG (b)	80	2,316
OMV AG	61	1,480
Voestalpine AG	54	1,851

		5,647

BELGIUM — 1.4%
Ageas	60	2,458
Anheuser-Busch InBev SA	370	39,203
Colruyt SA (b)	202	9,703
Delhaize Group	34	3,002
KBC Groep NV	44	2,769
Proximus	340	11,712
Solvay SA	16	1,629
Umicore SA	52	1,999

		72,475

DENMARK — 2.7%
AP Moeller — Maersk A/S (Class A)	1	1,502
AP Moeller — Maersk A/S (Class B)	1	1,537
Carlsberg A/S (Class B)	24	1,840
Coloplast A/S (Class B)	184	13,014
Danske Bank A/S	104	3,136
DSV A/S	102	3,805
Novo Nordisk A/S (Class B)	1,570	84,147
Novozymes A/S (Class B)	156	6,790
Pandora A/S	75	8,742
TDC A/S	693	3,564
Tryg A/S	370	7,175
William Demant Holding A/S (b)	70	5,813

		141,065

FINLAND — 0.8%
Elisa Oyj	133	4,486
Fortum Oyj	320	4,726
Kone Oyj (Class B)	210	7,970
Metso Oyj	62	1,287
Nokia Oyj	338	2,303
Nokian Renkaat Oyj	82	2,646
Orion Oyj (Class B)	79	2,981
Sampo Oyj (Class A)	214	10,339
UPM-Kymmene Oyj	144	2,154
Wartsila Oyj Abp	80	3,167

		42,059

FRANCE — 6.4%
Aeroports de Paris	92	10,408
Air Liquide SA	240	28,304
Alstom SA (b)	63	1,941
AXA SA	521	12,582
BNP Paribas SA	318	18,622
Bouygues SA	55	1,948
Bureau Veritas SA	149	3,133
Cap Gemini SA	36	3,199
Carrefour SA	118	3,483
Christian Dior SE	12	2,238
Compagnie de Saint-Gobain	103	4,451
Compagnie Generale des Etablissements Michelin	99	8,998
Credit Agricole SA	261	2,988
Danone SA	119	7,494
Dassault Systemes	169	12,451
Engie	319	5,142
Essilor International SA	122	14,830
Eutelsat Communications SA	137	4,190
Hermes International	15	5,442
Kering	11	1,793
L’Oreal SA	169	29,250
Legrand SA	130	6,883
LVMH Moet Hennessy Louis Vuitton SE	125	21,237
Natixis SA	373	2,056
Orange SA	434	6,550
Pernod Ricard SA	21	2,114
Publicis Groupe SA	96	6,535
Renault SA	51	3,643
Rexel SA	5	61
Safran SA	39	2,930

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sanofi	155	$14,687
Schneider Electric SE	55	3,070
SCOR SE	298	10,659
Societe BIC SA	19	2,944
Societe Generale SA	233	10,364
Sodexo SA	103	8,508
Technip SA	30	1,412
Total SA	507	22,751
Unibail-Rodamco SE	13	3,356
Valeo SA	41	5,526
Veolia Environnement SA	135	3,079
Vinci SA	79	5,001
Vivendi SA	396	9,340
Zodiac Aerospace	97	2,219

		337,812

GERMANY — 6.6%
adidas AG	46	3,697
Allianz SE	87	13,620
Axel Springer SE	41	2,285
BASF SE	492	37,521
Bayer AG	49	6,260
Bayerische Motoren Werke AG	51	4,510
Bayerische Motoren Werke AG Preference Shares	26	1,780
Beiersdorf AG	161	14,228
Commerzbank AG (b)	296	3,113
Continental AG	58	12,308
Daimler AG	189	13,681
Deutsche Bank AG	379	10,183
Deutsche Boerse AG	78	6,707
Deutsche Post AG	548	15,155
Deutsche Telekom AG	571	10,125
E.ON SE	780	6,684
Fresenius Medical Care AG & Co. KGaA	290	22,602
Fresenius SE & Co. KGaA	213	14,266
Fuchs Petrolub SE Preference Shares	54	2,382
GEA Group AG	94	3,571
Hannover Rueck SE	35	3,576
HeidelbergCement AG	30	2,051
Henkel AG & Co. KGaA	90	7,930
Henkel AG & Co. KGaA Preference Shares	97	9,958
Hugo Boss AG	64	7,173
Infineon Technologies AG	211	2,368
K+S AG	69	2,305
Kabel Deutschland Holding AG (b)	44	5,722
Lanxess AG	36	1,680
Linde AG	37	5,987
MAN SE	135	13,737
Merck KGaA	64	5,650
Muenchener Rueckversicherungs- Gesellschaft AG	40	7,445
Porsche Automobil Holding SE Preference Shares	49	2,084
ProSiebenSat.1 Media SE	80	3,915
RWE AG	186	2,107
SAP SE	510	32,990
Siemens AG	102	9,102
Telefonica Deutschland Holding AG	1,296	7,900
ThyssenKrupp AG	83	1,453
United Internet AG	62	3,133
Volkswagen AG	24	2,812
Volkswagen AG Preference Shares	33	3,601

		349,357

HONG KONG — 4.7%
AIA Group, Ltd.	1,200	6,201
Bank of East Asia, Ltd.	1,825	6,123
BOC Hong Kong Holdings, Ltd.	5,500	16,145
Cheung Kong Infrastructure Holdings, Ltd.	2,000	17,871
Cheung Kong Property Holdings, Ltd.	500	3,635
CK Hutchison Holdings, Ltd.	500	6,464
CLP Holdings, Ltd.	3,000	25,606
Galaxy Entertainment Group, Ltd.	2,000	5,084
Hang Seng Bank, Ltd.	1,900	34,126
HKT Trust/HKT, Ltd.	3,540	4,207
Hong Kong & China Gas Co., Ltd.	4,840	9,068
Hong Kong Exchanges and Clearing, Ltd.	604	13,779
Li & Fung, Ltd.	4,000	3,050
Link REIT	1,500	8,226
MTR Corp., Ltd.	4,500	19,510
New World Development Co., Ltd.	2,026	1,961
Noble Group, Ltd.	3,000	876
Power Assets Holdings, Ltd.	3,000	28,297
Sands China, Ltd.	1,600	4,810
SJM Holdings, Ltd.	1,000	707
Sun Hung Kai Properties, Ltd.	1,000	12,968
Swire Pacific, Ltd. (Class A)	500	5,577
Techtronic Industries Co., Ltd.	1,000	3,690
Wharf Holdings, Ltd.	1,000	5,613
Yue Yuen Industrial Holdings, Ltd.	1,000	3,697

		247,291

IRELAND — 0.6%
CRH PLC	99	2,597
Kerry Group PLC (Class A)	268	20,088
Ryanair Holdings PLC	573	8,344

		31,029

ISRAEL — 0.9%
Bank Hapoalim BM	2,346	11,793
Bank Leumi Le-Israel BM (b)	2,385	8,896
Bezeq The Israeli Telecommunication Corp., Ltd.	3,417	6,529
Israel Chemicals, Ltd.	277	1,424
Mizrahi Tefahot Bank, Ltd.	411	4,855
Teva Pharmaceutical Industries, Ltd.	225	12,870

		46,367

ITALY — 1.1%
Assicurazioni Generali SpA	258	4,712
Banca Monte dei Paschi di Siena SpA (b)	860	1,528
Enel SpA	1,946	8,663
ENI SpA	764	11,982
Exor SpA	72	3,133
Intesa Sanpaolo SpA	1,993	7,021
Luxottica Group SpA	73	5,052
Snam SpA	454	2,328
Telecom Italia SpA	4,214	4,313
UBI Banca SCpA	311	2,201

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

UniCredit SpA	812	$5,049

		55,982

JAPAN — 18.9%
ABC-Mart, Inc.	100	5,561
Aeon Co., Ltd.	300	4,647
ANA Holdings, Inc.	4,000	11,169
Aozora Bank, Ltd.	3,000	10,370
Asahi Group Holdings, Ltd.	100	3,231
Asahi Kasei Corp.	1,000	7,014
Asics Corp.	100	2,370
Astellas Pharma, Inc.	800	10,320
Bank of Yokohama, Ltd.	1,000	6,046
Benesse Holdings, Inc.	200	5,335
Bridgestone Corp.	300	10,335
Brother Industries, Ltd.	200	2,395
Calbee, Inc.	100	3,219
Canon, Inc.	800	23,072
Chubu Electric Power Co., Inc.	200	2,941
Chugoku Bank, Ltd.	100	1,477
Dai-ichi Life Insurance Co., Ltd.	300	4,743
Daihatsu Motor Co., Ltd.	200	2,306
Daiichi Sankyo Co., Ltd.	300	5,185
Daito Trust Construction Co., Ltd.	100	10,124
Denso Corp.	100	4,205
East Japan Railway Co.	200	16,791
Eisai Co., Ltd.	100	5,870
Electric Power Development Co., Ltd.	100	3,043
FamilyMart Co., Ltd.	200	9,101
Fuji Heavy Industries, Ltd.	100	3,576
FUJIFILM Holdings Corp.	100	3,721
Fujitsu, Ltd.	1,000	4,329
Hino Motors, Ltd.	200	2,026
Hitachi, Ltd.	1,000	5,017
Honda Motor Co., Ltd.	300	8,865
Hoya Corp.	200	6,518
Idemitsu Kosan Co., Ltd.	100	1,525
Inpex Corp.	200	1,776
ITOCHU Corp.	700	7,350
Iyo Bank, Ltd.	300	3,429
Japan Airlines Co., Ltd.	400	14,078
Japan Prime Realty Investment Corp.	3	9,732
Japan Real Estate Investment Corp.	3	13,802
Japan Retail Fund Investment Corp.	5	9,669
Japan Tobacco, Inc.	600	18,511
JFE Holdings, Inc.	200	2,609
JX Holdings, Inc.	1,400	5,037
Kakaku.com, Inc.	200	3,230
Kaneka Corp.	1,000	7,331
Kansai Electric Power Co., Inc. (b)	300	3,324
Kao Corp.	400	18,045
KDDI Corp.	400	8,907
Kirin Holdings Co., Ltd.	200	2,614
Koito Manufacturing Co., Ltd.	100	3,244
Komatsu, Ltd.	200	2,927
Kyocera Corp.	100	4,559
Kyowa Hakko Kirin Co., Ltd.	1,000	14,846
Lawson, Inc.	200	14,712
M3, Inc.	200	3,953
Marubeni Corp.	1,600	7,799
McDonald’s Holdings Co. (Japan), Ltd.	200	4,490
Miraca Holdings, Inc.	100	4,225
Mitsubishi Chemical Holdings Corp.	700	3,631
Mitsubishi Corp.	600	9,787
Mitsubishi Heavy Industries, Ltd.	1,000	4,445
Mitsubishi Motors Corp.	300	2,284
Mitsubishi Tanabe Pharma Corp.	700	12,303
Mitsubishi UFJ Financial Group, Inc.	3,400	20,338
Mitsui & Co., Ltd.	600	6,716
Mizuho Financial Group, Inc.	16,900	31,453
MS&AD Insurance Group Holdings, Inc.	100	2,666
Nagoya Railroad Co., Ltd.	1,000	3,916
NEC Corp.	1,000	3,064
Nippon Building Fund, Inc.	2	9,669
Nippon Paint Holdings Co., Ltd.	100	1,738
Nippon Prologis REIT, Inc.	4	7,254
Nippon Steel & Sumitomo Metal Corp.	100	1,811
Nippon Telegraph & Telephone Corp.	900	31,397
Nippon Yusen K.K.	1,000	2,305
Nissan Motor Co., Ltd.	700	6,394
Nissin Foods Holding Co., Ltd.	100	4,584
Nitori Holding Co., Ltd.	200	15,614
Nomura Holdings, Inc.	600	3,447
Nomura Research Institute, Ltd.	110	4,202
NTT DoCoMo, Inc.	1,700	28,290
Oracle Corp.	100	4,208
Oriental Land Co., Ltd.	200	11,137
ORIX Corp.	200	2,558
Osaka Gas Co., Ltd.	2,000	7,565
Otsuka Corp.	100	4,860
Otsuka Holdings Co., Ltd.	800	25,437
Panasonic Corp.	400	4,020
Park24 Co., Ltd.	400	7,501
Recruit Holdings Co., Ltd.	100	2,989
Resona Holdings, Inc.	900	4,556
Ricoh Co., Ltd.	200	2,011
Sankyo Co., Ltd.	200	7,097
Santen Pharmaceutical Co., Ltd.	300	4,005
Secom Co., Ltd.	200	11,972
Sega Sammy Holdings, Inc.	200	1,944
Sekisui House, Ltd.	200	3,114
Seven & i Holdings Co., Ltd.	100	4,546
Seven Bank, Ltd.	700	3,016
Sharp Corp. (b)	1,000	1,144
Shimamura Co., Ltd.	100	10,738
Shin-Etsu Chemical Co., Ltd.	100	5,106
Shionogi & Co., Ltd.	200	7,139
SoftBank Group Corp.	100	4,573
Sompo Japan Nipponkoa Holdings, Inc.	100	2,886
Sony Corp.	200	4,840
Sumitomo Corp.	500	4,809
Sumitomo Electric Industries, Ltd.	200	2,544
Sumitomo Mitsui Financial Group, Inc.	400	15,070
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,652
Suntory Beverage & Food, Ltd.	300	11,485
Suzuken Co., Ltd.	100	3,319
Suzuki Motor Corp.	100	3,058
Sysmex Corp.	100	5,244
T&D Holdings, Inc.	200	2,345

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Taisho Pharmaceutical Holdings Co., Ltd.	100	$5,728
Takeda Pharmaceutical Co., Ltd.	600	26,236
Tobu Railway Co., Ltd.	1,000	4,283
Tohoku Electric Power Co., Inc.	200	2,700
Tokio Marine Holdings, Inc.	100	3,709
Tokyo Electric Power Co., Inc. (b)	700	4,658
Tokyo Gas Co., Ltd.	3,000	14,473
TonenGeneral Sekiyu K.K.	1,000	9,661
Toshiba Corp. (b)	1,000	2,508
Toyo Suisan Kaisha, Ltd.	100	3,774
Toyota Industries Corp.	100	4,726
Toyota Motor Corp.	400	23,282
Toyota Tsusho Corp.	100	2,098
Trend Micro, Inc.	100	3,519
Unicharm Corp.	500	8,826
United Urban Investment Corp.	7	9,340
USS Co., Ltd.	700	11,596
West Japan Railway Co.	400	24,986
Yahoo! Japan Corp.	800	3,033
Yamada Denki Co., Ltd.	1,200	4,829
Yamato Holdings Co., Ltd.	400	7,628

		996,035

LUXEMBOURG — 0.5%
ArcelorMittal	378	1,966
Millicom International Cellular SA SDR	44	2,744
RTL Group SA	26	2,235
SES SA	585	18,395
Tenaris SA	237	2,838

		28,178

NETHERLANDS — 3.3%
Aegon NV	568	3,256
Airbus Group SE	376	22,207
Akzo Nobel NV	34	2,201
ASML Holding NV	171	14,919
Boskalis Westminster NV	49	2,138
CNH Industrial NV	378	2,458
Fiat Chrysler Automobiles NV (b)	371	4,808
Heineken NV	36	2,903
ING Groep NV	669	9,447
Koninklijke Ahold NV	520	10,106
Koninklijke DSM NV	35	1,609
Koninklijke KPN NV	736	2,747
Koninklijke Philips NV	114	2,678
NN Group NV	527	15,071
QIAGEN NV (b)	111	2,854
RELX NV	724	11,775
Unilever NV	1,449	58,050
Wolters Kluwer NV	112	3,439

		172,666

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	7,430
Ryman Healthcare, Ltd.	367	1,716

		9,146

NORWAY — 0.3%
DnB NOR ASA	185	2,401
Gjensidige Forsikring ASA	134	1,800
Seadrill, Ltd. (b)	190	1,106
Statoil ASA	343	4,990
Telenor ASA	240	4,471
Yara International ASA	52	2,070

		16,838

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	2,238
Jeronimo Martins SGPS SA	169	2,273

		4,511

SINGAPORE — 2.3%
ComfortDelGro Corp., Ltd.	1,000	2,018
DBS Group Holdings, Ltd.	2,060	23,485
Keppel Corp., Ltd.	1,000	4,768
Oversea-Chinese Banking Corp., Ltd.	2,468	15,257
SembCorp Industries, Ltd.	1,000	2,433
SembCorp Marine, Ltd.	1,000	1,611
Singapore Airlines, Ltd.	2,000	15,050
Singapore Exchange, Ltd.	1,000	4,944
Singapore Press Holdings, Ltd.	2,000	5,401
Singapore Technologies Engineering Ltd.	1,000	2,096
Singapore Telecommunications, Ltd.	9,000	22,786
StarHub, Ltd.	2,000	4,867
United Overseas Bank, Ltd.	1,000	13,046
Wilmar International, Ltd.	1,000	1,807
Yangzijiang Shipbuilding Holdings, Ltd.	2,000	1,597

		121,166

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	65	1,864
Banco Bilbao Vizcaya Argentaria SA	1,217	10,297
Banco de Sabadell SA	1,010	1,851
Banco Santander SA	2,613	13,837
CaixaBank SA (b)	441	1,694
Distribuidora Internacional de Alimentacion SA (b)	438	2,642
Endesa SA	253	5,321
Iberdrola SA	1,205	7,999
Industria de Diseno Textil SA	645	21,549
Repsol SA	365	4,241
Telefonica SA	954	11,533
Zardoya Otis SA	150	1,618

		84,446

SWEDEN — 1.8%
Alfa Laval AB	174	2,840
Assa Abloy AB (Class B)	465	8,311
Atlas Copco AB (Class A)	644	15,441
Hennes & Mauritz AB (Class B)	627	22,854
ICA Gruppen AB	50	1,687
Industrivarden AB (Class C)	121	2,118
Investor AB (Class B)	142	4,861
Kinnevik Investment AB (Class B)	224	6,380
Nordea Bank AB	536	5,956
Sandvik AB	171	1,452
Skandinaviska Enskilda Banken AB (Class A)	260	2,770
Skanska AB (Class B)	248	4,846
Svenska Cellulosa AB (Class B)	87	2,425
Svenska Handelsbanken AB (Class A)	231	3,302
Swedbank AB (Class A)	146	3,219

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Telefonaktiebolaget LM Ericsson (Class B)	358	$3,509
TeliaSonera AB	585	3,142
Volvo AB (Class B)	234	2,235

		97,348

SWITZERLAND — 13.6%
ABB, Ltd. (b)	1,089	19,192
Actelion, Ltd. (b)	58	7,343
Adecco SA (b)	99	7,219
Barry Callebaut AG (b)	5	5,424
Chocoladefabriken Lindt & Spruengli AG	4	23,396
Cie Financiere Richemont SA	257	19,911
Credit Suisse Group AG (b)	293	7,023
EMS-Chemie Holding AG	9	3,691
Geberit AG	24	7,312
Givaudan SA (b)	12	19,466
Julius Baer Group, Ltd. (b)	232	10,499
Kuehne + Nagel International AG	151	19,348
LafargeHolcim, Ltd. (b)(c)	32	1,672
LafargeHolcim, Ltd. (b)(c)	27	1,405
Nestle SA	1,919	143,861
Novartis AG	1,420	129,923
Partners Group Holding AG	18	6,084
Roche Holding AG	458	120,465
Schindler Holding AG (c)	27	3,869
Schindler Holding AG (c)	17	2,485
SGS SA	5	8,699
Sika AG	1	3,080
Sonova Holding AG	24	3,080
Sulzer AG	17	1,662
Swatch Group AG (c)	15	5,542
Swatch Group AG (c)	40	2,876
Swiss Life Holding AG (b)	11	2,447
Swiss Prime Site AG (b)	188	13,699
Swiss Re AG	381	32,598
Swisscom AG	60	29,856
Syngenta AG	68	21,720
Transocean, Ltd.	205	2,620
UBS Group AG	511	9,419
Zurich Insurance Group AG (b)	75	18,360

		715,246

UNITED KINGDOM — 25.4%
Aberdeen Asset Management PLC	632	2,838
Admiral Group PLC	637	14,493
Aggreko PLC	81	1,167
Amec Foster Wheeler PLC	167	1,812
Anglo American PLC	467	3,897
ARM Holdings PLC	722	10,362
Associated British Foods PLC	179	9,056
AstraZeneca PLC	1,051	66,570
Aviva PLC	371	2,540
Babcock International Group PLC	322	4,451
BAE Systems PLC	2,319	15,726
Barclays PLC	4,613	17,060
BG Group PLC	1,856	26,736
BHP Billiton PLC	1,248	18,999
BP PLC	8,802	44,532
British American Tobacco PLC	1,402	77,366
BT Group PLC	2,316	14,720
Bunzl PLC	391	10,483
Burberry Group PLC	281	5,823
Capita PLC	577	10,471
Centrica PLC	5,667	19,675
Cobham PLC	687	2,973
Compass Group PLC	2,532	40,386
Croda International PLC	89	3,652
Diageo PLC	1,977	53,020
Direct Line Insurance Group PLC	1,699	9,648
easyJet PLC	96	2,584
Experian PLC	543	8,702
Fresnillo PLC	415	3,718
G4S PLC	3,050	10,658
GKN PLC	1,077	4,372
GlaxoSmithKline PLC	1,558	29,877
Glencore PLC (b)	3,264	4,526
Hargreaves Lansdown PLC	156	2,852
HSBC Holdings PLC	6,059	45,770
ICAP PLC	385	2,666
IMI PLC	183	2,629
Imperial Tobacco Group PLC	817	42,238
Inmarsat PLC	609	9,059
Intertek Group PLC	137	5,045
ITV PLC	2,331	8,686
J Sainsbury PLC	1,722	6,808
Johnson Matthey PLC	121	4,487
Kingfisher PLC	360	1,955
Land Securities Group PLC	248	4,730
Legal & General Group PLC	2,879	10,383
Lloyds Banking Group PLC	7,832	8,917
Marks & Spencer Group PLC	1,471	11,163
Meggitt PLC	476	3,434
Merlin Entertainments PLC (d)	680	3,828
Mondi PLC	198	4,148
National Grid PLC	2,383	33,169
Next PLC	198	22,824
Old Mutual PLC	759	2,174
Pearson PLC	127	2,168
Persimmon PLC (b)	182	5,536
Petrofac, Ltd.	183	2,129
Prudential PLC	1,279	26,997
Randgold Resources, Ltd.	214	12,519
Reckitt Benckiser Group PLC	712	64,570
RELX PLC	1,800	30,865
Rexam PLC	432	3,426
Rio Tinto PLC	807	27,015
Rolls-Royce Holdings PLC (b)	1,067	10,942
Royal Bank of Scotland Group PLC (b)	449	2,142
Royal Dutch Shell PLC (Class A)	896	21,091
Royal Dutch Shell PLC (Class B)	1,692	40,059
Royal Mail PLC	709	4,927
RSA Insurance Group PLC	300	1,830
SABMiller PLC	462	26,152
Sage Group PLC	688	5,204
Schroders PLC	70	2,974
Shire PLC	404	27,563
Sky PLC	1,726	27,295
Smith & Nephew PLC	1,129	19,718
Smiths Group PLC	257	3,912

See accompanying notes to financial statements.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sports Direct International PLC (b)	203	$2,328
SSE PLC	1,391	31,521
Standard Chartered PLC	765	7,426
Standard Life PLC	310	1,821
Tate & Lyle PLC	295	2,628
Tesco PLC (b)	3,351	9,299
Unilever PLC	1,319	53,665
United Utilities Group PLC	175	2,452
Vodafone Group PLC	10,258	32,390
Weir Group PLC	117	2,074
Whitbread PLC	93	6,576
William Hill PLC	530	2,816
William Morrison Supermarkets PLC	703	1,769
Wolseley PLC	149	8,707
WPP PLC	670	13,934

		1,338,298

TOTAL COMMON STOCKS —
(Cost $5,972,113)		5,235,726

SHORT TERM INVESTMENT — 0.0% (e)
UNITED STATES — 0.0% (e)
MONEY MARKET FUND — 0.0% (e)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g) (Cost $530)	530	530

TOTAL INVESTMENTS — 99.4%
(Cost $5,972,643)		5,236,256
OTHER ASSETS & LIABILITIES — 0.6%		32,009

NET ASSETS — 100.0%		$5,268,265

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 4.8%
AES Tiete SA Preference Shares	2,732	$9,653
Ambev SA ADR	168,664	826,454
Banco Bradesco SA	6,022	35,721
Banco Bradesco SA Preference Shares	22,512	121,098
Banco do Brasil SA	14,868	56,754
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,852	5,398
Banco Santander Brasil SA	2,600	8,234
BB Seguridade Participacoes SA	27,824	173,361
BM&FBovespa SA	7,704	21,437
BR Malls Participacoes SA	2,564	6,735
BRF — Brasil Foods SA ADR	4,101	72,957
CCR SA	2,420	7,396
Centrais Eletricas Brasileiras SA ADR preferred shares	4,435	9,580
CETIP SA — Mercados Organizados	5,142	42,485
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,947	11,434
Cia Energetica de Sao Paulo Preference Shares (Class B)	1,288	4,920
Cia Paranaense de Energia, ADR	1,488	12,216
Cielo SA	40,624	374,007
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,488	18,660
Companhia Energetica de Minas Gerais ADR	25,159	44,783
Companhia Siderurgica Nacional SA ADR	8,868	8,498
Cosan SA Industria e Comercio	1,288	6,511
CPFL Energia SA ADR (a)	1,535	11,512
Cyrela Brazil Realty SA	2,564	5,325
EcoRodovias Infraestrutura e Logistica SA	1,424	2,181
EDP — Energias do Brasil SA	2,100	6,054
Embraer SA, ADR	736	18,827
Estacio Participacoes SA	6,164	21,827
Fibria Celulose SA ADR	847	11,485
Gerdau SA Preference Shares	11,904	16,352
Itau Unibanco Holding SA Preference Shares ADR	22,103	146,322
Itausa — Investimentos Itau SA Preference Shares	120,357	215,811
JBS SA	4,204	17,737
Klabin SA	1,766	9,704
Kroton Educacional SA	5,140	9,952
Lojas Renner SA	16,820	77,723
M Dias Branco SA	788	11,498
Natura Cosmeticos SA	604	2,958
Odontoprev SA	7,400	17,748
Oi SA, ADR (a)	13,837	9,354
Petroleo Brasileiro SA ADR (a)	31,740	138,069
Petroleo Brasileiro SA Preference Shares ADR (a)	44,492	163,731
Porto Seguro SA	664	5,019
Souza Cruz SA	18,624	125,346
Sul America SA	1,800	8,069
Telefonica Brasil SA ADR	2,947	26,906
Tim Participacoes SA ADR	1,462	13,816
Totvs SA	11,280	85,380
Tractebel Energia SA	6,372	54,023
Transmissora Alianca de Energia Electrica SA	7,704	36,895
Ultrapar Participacoes SA ADR	6,369	106,490
Usinas Siderurgicas de Minas Gerais SA Preference Shares (Class A)	5,140	4,324
Vale SA ADR	17,765	74,613
Vale SA Preference Shares ADR	31,388	105,150
Via Varejo SA	2,564	2,550

		3,441,043

CHILE — 1.8%
AES Gener SA	82,839	38,655
Aguas Andinas SA Class A	321,388	166,791
Banco de Chile ADR	5,217	327,627
Banco de Credito e Inversiones	735	29,764
Banco Santander Chile ADR	918	16,726
Cencosud SA ADR	3,919	22,887
Cia Cervecerias Unidas SA, ADR	3,813	84,458
Colbun SA	695,877	178,899
Corpbanca SA ADR	696	9,278
Empresa Nacional de Electricidad SA ADR	4,465	158,552
Empresa Nacional de Telecomunicaciones SA	678	6,386
Empresas CMPC SA	9,291	23,856
Empresas COPEC SA	5,074	45,932
Enersis SA ADR	2,434	30,766
Latam Airlines Group SA ADR (a)	1,924	9,389
SACI Falabella	4,498	27,807
Sociedad Quimica y Minera de Chile SA ADR	548	7,968
Vina Concha y Toro SA ADR	2,044	67,861

		1,253,602

CHINA — 12.1%
Agricultural Bank of China, Ltd. (Class H)	525,000	198,483
Air China, Ltd. (Class H)	10,000	7,884
Aluminum Corp. of China, Ltd. (Class H) (a)	28,000	8,707
Anhui Conch Cement Co., Ltd. (Class H)	7,500	22,016
Anta Sports Products, Ltd.	30,000	77,419
Bank of China, Ltd. (Class H)	1,496,071	642,824
Bank of Communications Co., Ltd. (Class H)	149,000	103,242
BBMG Corp. (Class H)	10,500	7,194
Brilliance China Automotive Holdings, Ltd.	102,000	120,557
CGN Power Co., Ltd. (Class H) (b)	16,100	6,710
China Cinda Asset Management Co., Ltd. (Class H)	45,000	15,561
China CITIC Bank Corp., Ltd. (Class H) (a)	169,000	97,910
China Coal Energy Co., Ltd. (Class H)	33,000	13,328
China Communications Construction Co., Ltd. (Class H)	39,000	47,957

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

China Communications Services Corp., Ltd. (Class H)	210,000	$80,748
China Conch Venture Holdings, Ltd.	2,500	5,303
China Construction Bank Corp. (Class H)	1,326,394	881,405
China COSCO Holdings Co., Ltd. (Class H) (a)(c)	9,500	6,055
China Everbright Bank Co., Ltd. (Class H)	203,274	88,391
China International Marine Containers Group Co., Ltd. (Class H)	3,000	5,264
China Life Insurance Co., Ltd. (Class H)	32,000	110,657
China Longyuan Power Group Corp. (Class H)	15,000	16,103
China Merchants Bank Co., Ltd. (Class H)	46,000	110,993
China Minsheng Banking Corp., Ltd. (Class H)	79,300	73,058
China National Building Material Co., Ltd. (Class H)	50,000	28,774
China Oilfield Services, Ltd. (Class H)	18,000	17,977
China Pacific Insurance Group Co., Ltd. (Class H)	9,800	36,228
China Petroleum & Chemical Corp. (Class H)	568,395	345,435
China Railway Construction Corp., Ltd. (Class H)	21,500	31,570
China Railway Group, Ltd. (Class H)	39,000	35,377
China Shenhua Energy Co., Ltd. (Class H)	105,000	160,412
China Southern Airlines Co., Ltd. (Class H)	18,000	13,215
China Telecom Corp., Ltd. (Class H)	116,000	55,829
China Vanke Co., Ltd. (Class H)	8,328	17,773
Chongqing Changan Automobile Co., Ltd. (Class B)	18,700	31,585
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	45,000	25,374
CITIC Securities Co., Ltd. (Class H)	2,000	3,561
Country Garden Holdings Co., Ltd.	60,266	21,696
CRRC Corp., Ltd. (Class H) (a)	12,000	15,174
Dalian Wanda Commercial Properties Co., Ltd. (Class H) (b)	14,000	80,206
Datang International Power Generation Co., Ltd. (Class H)	32,000	12,098
Dongfeng Motor Group Co., Ltd. (Class H)	90,000	112,064
ENN Energy Holdings, Ltd.	6,000	28,761
GF Securities Co., Ltd. (Class H) (a)	3,000	5,419
Great Wall Motor Co., Ltd. (Class H)	96,000	106,033
Guangzhou Automobile Group Co., Ltd. (Class H)	12,000	9,770
Guangzhou R&F Properties Co., Ltd. (Class H)	18,000	16,304
Haitian International Holdings, Ltd.	15,000	24,735
Haitong Securities Co., Ltd. (Class H)	4,400	6,336
Hengan International Group Co., Ltd.	38,374	373,092
Huadian Power International Corp., Ltd. (Class H)	10,000	7,781
Huaneng Power International, Inc. (Class H)	28,000	30,095
Industrial & Commercial Bank of China, Ltd. (Class H)	1,084,448	624,078
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	64,200	52,195
Jiangsu Expressway Co., Ltd. (Class H)	166,000	211,408
Jiangxi Copper Co., Ltd. (Class H)	19,000	23,045
Kingsoft Corp., Ltd.	15,000	29,226
Longfor Properties Co., Ltd.	12,000	15,112
Luye Pharma Group, Ltd. (a)	28,000	24,893
New China Life Insurance Co., Ltd. (Class H)	3,500	15,039
Nine Dragons Paper Holdings, Ltd.	14,000	7,244
People’s Insurance Co. Group of China, Ltd. (Class H)	39,000	18,972
PetroChina Co., Ltd. (Class H)	270,000	187,083
PICC Property & Casualty Co., Ltd. (Class H)	20,180	39,214
Ping An Insurance Group Co. of China, Ltd. (Class H)	20,000	98,967
Semiconductor Manufacturing International Corp. (a)	446,000	40,284
Shandong Weigao Group Medical Polymer Co., Ltd. (Class H)	20,000	12,593
Shanghai Electric Group Co., Ltd. (Class H)	10,000	5,432
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	25,400	52,963
Shenzhou International Group Holdings, Ltd.	62,000	319,198
Shui On Land, Ltd.	27,500	6,316
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	13,000	1,677
Sinopec Engineering Group Co., Ltd. (Class H)	42,241	36,736
Sinopec Shanghai Petrochemical Co., Ltd. (Class H) (a)	26,000	9,897
Sinopharm Group Co., Ltd. (Class H)	12,000	41,961
Soho China, Ltd.	247,500	96,125
Tencent Holdings, Ltd.	89,519	1,493,514
Tingyi Cayman Islands Holding Corp.	68,000	108,097
Tsingtao Brewery Co., Ltd. (Class H)	24,000	104,980
Want Want China Holdings, Ltd.	210,000	172,334
Weichai Power Co., Ltd. (Class H)	10,000	9,277
Yanzhou Coal Mining Co., Ltd. (Class H)	30,000	13,316
Zhejiang Expressway Co., Ltd. (Class H)	190,000	206,179
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	15,000	110,419
Zijin Mining Group Co., Ltd. (Class H)	38,000	9,904
ZTE Corp. (Class H)	29,680	67,555

		8,665,676

COLOMBIA — 0.7%
Almacenes Exito SA	6,095	26,180
Banco Davivienda SA Preference Shares	10,467	81,305
BanColombia SA ADR	691	22,250
Corp Financiera Colombiana SA	3,310	40,722
Ecopetrol SA ADR	11,437	98,358

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Grupo Argos SA	1,593	$9,237
Grupo Aval Acciones y Valores SA Preference Shares	23,735	9,034
Grupo de Inversiones Suramericana SA	1,303	15,144
Grupo de Inversiones Suramericana SA Preference Shares	14,374	164,826
Isagen SA ESP	52,555	49,029

		516,085

CZECH REPUBLIC — 0.2%
CEZ AS	4,428	92,071
Komercni Banka AS	206	44,593

		136,664

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	55,612	340,902

GREECE — 0.1%
Alpha Bank AE (a)	26,452	3,159
Eurobank Ergasias SA (a)	113,446	2,786
FF Group (a)	268	5,445
Hellenic Telecommunications Organization SA	2,254	19,625
National Bank of Greece SA (a)	20,689	8,891
OPAP SA	6,403	57,751
Piraeus Bank SA (a)	40,013	3,484

		101,141

HONG KONG — 7.8%
AAC Technologies Holdings, Inc.	35,000	217,902
AviChina Industry & Technology Co., Ltd. (Class H)	4,000	2,947
Beijing Enterprises Holdings, Ltd.	27,500	164,822
Beijing Enterprises Water Group, Ltd. (a)	132,000	91,974
Belle International Holdings, Ltd.	135,000	116,709
China Agri-Industries Holdings, Ltd. (a)	27,000	9,232
China Everbright, Ltd.	2,000	4,552
China Gas Holdings, Ltd.	20,000	27,458
China Huishan Dairy Holdings Co., Ltd.	29,000	10,440
China Jinmao Holdings Group, Ltd.	34,000	8,555
China Medical System Holdings, Ltd.	89,000	101,861
China Mengniu Dairy Co., Ltd.	40,000	140,386
China Merchants Holdings International Co., Ltd.	10,000	29,355
China Mobile, Ltd.	172,997	2,049,164
China Overseas Land & Investment, Ltd.	112,000	338,166
China Pharmaceutical Group, Ltd.	124,000	108,639
China Power International Development, Ltd.	24,000	15,608
China Resources Cement Holdings, Ltd.	20,000	9,110
China Resources Enterprise, Ltd.	10,069	18,683
China Resources Gas Group, Ltd.	56,000	144,226
China Resources Land, Ltd.	10,444	24,472
China Resources Power Holdings Co., Ltd.	48,000	109,501
China State Construction International Holdings, Ltd.	6,000	8,578
China Taiping Insurance Holdings Co., Ltd. (a)	4,810	14,926
China Unicom (Hong Kong), Ltd.	60,000	75,948
CITIC, Ltd.	30,000	54,580
CNOOC, Ltd.	195,000	199,528
COSCO Pacific, Ltd. (c)	10,000	12,938
Evergrande Real Estate Group, Ltd.	84,000	47,690
Far East Horizon, Ltd.	11,000	8,502
Fosun International, Ltd.	8,000	13,729
GCL Poly Energy Holdings, Ltd. (a)	75,000	14,419
Geely Automobile Holdings, Ltd.	30,000	14,284
GOME Electrical Appliances Holding, Ltd.	71,000	10,810
Guangdong Investment, Ltd.	240,000	356,746
Haier Electronics Group Co., Ltd.	50,000	83,354
Hanergy Thin Film Power Group, Ltd. (a)(d)	598,000	0
Kunlun Energy Co., Ltd.	26,000	18,586
Lenovo Group, Ltd.	330,915	278,821
New World China Land, Ltd.	30,000	17,768
Shanghai Industrial Holdings, Ltd.	4,000	8,826
Shimao Property Holdings, Ltd.	15,000	22,490
Sino Biopharmaceutical, Ltd.	240,000	294,811
Sino-Ocean Land Holdings, Ltd.	45,000	24,503
Sinotrans, Ltd. (Class H)	13,000	6,072
Sun Art Retail Group, Ltd.	250,832	192,573
Sunac China Holdings, Ltd.	15,000	7,819
Yuexiu Property Co., Ltd.	74,000	12,126

		5,544,189

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	736	32,052
OTP Bank PLC	1,672	32,207
Richter Gedeon NyRt	2,095	33,262

		97,521

INDIA — 9.4%
ACC, Ltd.	1,140	23,390
Adani Ports and Special Economic Zone, Ltd.	2,351	10,709
Aditya Birla Nuvo, Ltd.	376	12,282
Ambuja Cements, Ltd.	17,404	54,566
Asian Paints, Ltd.	9,506	121,881
Aurobindo Pharma, Ltd.	5,498	64,428
Bajaj Auto, Ltd.	2,724	95,950
Bharat Heavy Electricals, Ltd.	4,352	13,628
Bharat Petroleum Corp., Ltd.	1,838	23,821
Bharti Airtel, Ltd.	5,639	29,024
Bharti Infratel, Ltd.	1,813	9,811
Bosch, Ltd.	181	53,458
Cairn India, Ltd.	7,956	18,587
Cipla, Ltd.	9,529	92,336
Coal India, Ltd.	28,635	142,913
Container Corp. of India, Ltd.	804	18,190
Dabur India, Ltd.	60,100	252,706
Divi’s Laboratories, Ltd.	7,719	131,114
Dr. Reddy’s Laboratories, Ltd. ADR	4,776	305,234
Eicher Motors, Ltd.	335	90,801
GAIL India, Ltd, GDR	513	14,005
GlaxoSmithKline Consumer Healthcare, Ltd.	323	29,771
Godrej Consumer Products, Ltd.	3,009	55,919
HCL Technologies, Ltd.	20,216	302,485

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hero Motocorp, Ltd.	1,736	$63,328
Hindalco Industries, Ltd.	21,346	23,024
Hindustan Unilever, Ltd.	28,421	352,773
Housing Development Finance Corp., Ltd.	4,423	81,718
ICICI Bank, Ltd. ADR	4,952	41,498
Idea Cellular, Ltd.	5,922	13,488
Indiabulls Housing Finance, Ltd.	1,100	13,307
Infosys, Ltd. ADR	58,951	1,125,375
ITC, Ltd.	76,285	382,122
JSW Steel, Ltd.	752	10,188
Larsen & Toubro, Ltd. GDR	977	21,836
LIC Housing Finance, Ltd.	2,145	15,377
Lupin, Ltd.	7,140	221,249
Mahindra & Mahindra, Ltd. GDR	2,690	51,917
Marico, Ltd.	6,986	43,019
Motherson Sumi Systems, Ltd.	7,531	26,428
Nestle India, Ltd.	773	74,988
NTPC, Ltd.	9,255	17,448
Oil & Natural Gas Corp., Ltd.	23,921	83,581
Oil India, Ltd.	1,733	11,177
Power Finance Corp., Ltd.	3,615	12,672
Reliance Communications, Ltd. (a)	12,256	12,669
Reliance Industries, Ltd. GDR (b)	5,294	137,644
Rural Electrification Corp., Ltd.	2,424	10,120
Shriram Transport Finance Co., Ltd.	727	10,245
State Bank of India GDR	1,143	41,548
Sun Pharmaceutical Industries, Ltd. (a)	40,561	536,611
Tata Consultancy Services, Ltd.	16,761	660,852
Tata Motors, Ltd. ADR (a)	1,272	28,620
Tata Power Co., Ltd.	12,347	12,217
Tata Steel, Ltd. GDR	12,974	42,684
Tech Mahindra, Ltd.	11,655	98,963
UltraTech Cement, Ltd.	213	8,675
UPL, Ltd.	7,127	49,761
Vedanta, Ltd.	9,613	12,404
Wipro, Ltd. ADR	21,823	268,205
Zee Entertainment Enterprises, Ltd.	15,581	93,156

		6,677,896

INDONESIA — 4.6%
Adaro Energy Tbk PT	199,900	7,300
Astra Agro Lestari Tbk PT	37,500	46,395
Astra International Tbk PT	541,000	192,951
Bank Central Asia Tbk PT	736,725	617,290
Bank Danamon Indonesia Tbk PT	245,500	48,514
Bank Mandiri Persero Tbk PT	457,000	247,217
Bank Negara Indonesia Persero Tbk PT	332,200	93,764
Bank Rakyat Indonesia Persero Tbk PT	485,300	286,542
Bumi Serpong Damai Tbk PT	192,400	18,452
Charoen Pokphand Indonesia Tbk PT	207,400	28,314
Gudang Garam Tbk PT	17,900	51,317
Indocement Tunggal Prakarsa Tbk PT	52,500	58,951
Indofood CBP Sukses Makmur Tbk PT	61,200	51,801
Indofood Sukses Makmur Tbk PT	324,900	121,976
Jasa Marga Persero Tbk PT	309,700	102,000
Kalbe Farma Tbk PT	1,984,200	186,230
Lippo Karawaci Tbk PT	86,100	6,641
Media Nusantara Citra Tbk PT	133,800	14,978
Perusahaan Gas Negara Persero Tbk PT	413,300	71,375
Semen Indonesia Persero Tbk PT	88,800	54,856
Summarecon Agung Tbk PT	261,700	20,007
Surya Citra Media Tbk PT	186,800	34,937
Tambang Batubara Bukit Asam Persero Tbk PT	52,500	20,158
Telekomunikasi Indonesia Persero Tbk PT	2,477,060	447,224
Tower Bersama Infrastructure Tbk PT (a)	157,800	70,552
Unilever Indonesia Tbk PT	126,300	327,604
United Tractors Tbk PT	45,000	53,678

		3,281,024

MALAYSIA — 4.1%
Alliance Financial Group Bhd	6,900	5,258
AMMB Holdings Bhd	9,100	9,440
Astro Malaysia Holdings Bhd	19,500	12,510
Axiata Group Bhd	150,865	199,060
Berjaya Sports Toto Bhd	33,600	23,543
British American Tobacco Malaysia Bhd	3,900	53,517
CIMB Group Holdings Bhd	37,691	38,242
Digi.Com Bhd	119,000	150,247
Gamuda Bhd	5,500	5,493
Genting Bhd	10,400	17,200
Genting Malaysia Bhd	15,600	14,728
Hong Leong Bank Bhd	61,000	182,067
IHH Healthcare Bhd	240,500	326,630
IJM Corp. Bhd	18,200	13,332
IOI Corp. Bhd	65,700	60,831
IOI Properties Group Bhd	27,300	12,297
Kuala Lumpur Kepong Bhd	2,600	12,835
Malayan Banking Bhd	181,264	352,982
Maxis Bhd	192,800	287,287
MISC Bhd	5,100	10,210
Petronas Chemicals Group Bhd	120,700	168,594
Petronas Dagangan Bhd	4,600	22,834
Petronas Gas Bhd	42,600	212,818
PPB Group Bhd	3,900	13,681
Public Bank Bhd	89,190	355,482
RHB Capital Bhd	7,874	10,658
SapuraKencana Petroleum Bhd	14,300	6,116
Sime Darby Bhd	55,817	98,917
Telekom Malaysia Bhd	59,185	89,940
Tenaga Nasional Bhd	40,600	111,019
UMW Holdings Bhd	5,200	8,896
Westports Holdings Bhd	23,700	22,860
YTL Corp. Bhd	35,100	12,776
YTL Power International Bhd	16,300	5,970

		2,928,270

MEXICO — 3.1%
Alfa SAB de CV (Class A)	13,315	25,904
America Movil SAB de CV (Series L)	301,674	249,574
Arca Continental SAB de CV	24,401	137,046
Cemex SAB de CV (a)	56,570	39,356
Coca-Cola FEMSA SAB de CV (Series L)	5,921	41,060
El Puerto de Liverpool SAB de CV	23,959	310,368
Fibra Uno Administracion SA de CV REIT	17,920	36,915
Fomento Economico Mexicano SAB de CV	7,409	66,134

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Gentera SAB de CV	29,594	$48,320
Gruma SAB de CV (Class B)	5,428	75,206
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	11,844	102,752
Grupo Aeroportuario del Sureste SAB de CV (Class B)	4,435	67,592
Grupo Bimbo SAB de CV (a)	11,567	29,220
Grupo Carso SAB de CV	2,879	12,871
Grupo Financiero Banorte SAB de CV	14,500	70,846
Grupo Financiero Inbursa SAB de CV	64,631	133,253
Grupo Financiero Santander Mexico SAB de CV (Class B)	11,844	17,500
Grupo Lala SAB de CV	15,401	36,297
Grupo Mexico SAB de CV (Series B)	21,000	50,707
Grupo Televisa SAB	7,409	38,560
Industrias Penoles SAB de CV	888	12,074
Kimberly-Clark de Mexico SAB de CV (Class A)	36,836	83,098
Mexichem SAB de CV	5,921	14,503
OHL Mexico SAB de CV (a)	7,409	9,527
Promotora y Operadora de Infraestructura SAB de CV (a)	493	5,411
Wal-Mart de Mexico SAB de CV	198,423	486,025

		2,200,119

PERU — 0.6%
Compania de Minas Buenaventura SA ADR	5,921	35,289
Credicorp, Ltd.	2,592	275,685
Southern Copper Corp.	4,435	118,503

		429,477

PHILIPPINES — 1.9%
Aboitiz Equity Ventures, Inc.	9,720	11,999
Aboitiz Power Corp.	154,800	143,076
Ayala Corp.	640	10,502
Ayala Land, Inc.	12,100	8,802
Bank of the Philippine Islands	116,490	200,132
BDO Unibank, Inc.	72,780	161,162
DMCI Holdings, Inc.	15,030	4,116
International Container Terminal Services, Inc.	51,680	82,982
JG Summit Holdings, Inc.	7,580	11,490
Jollibee Foods Corp.	35,620	146,931
Megaworld Corp.	296,000	27,675
Metropolitan Bank & Trust	49,291	86,054
Philippine Long Distance Telephone Co.	7,409	347,148
SM Investments Corp.	540	10,288
Universal Robina Corp.	20,290	83,348

		1,335,705

POLAND — 1.4%
Bank Pekao SA	3,237	131,436
Bank Zachodni WBK SA (a)	766	59,124
CCC SA	600	25,869
Enea SA	4,193	14,897
Energa SA	3,487	15,461
Eurocash SA	700	8,225
Grupa Lotos SA (a)	2,524	18,552
KGHM Polska Miedz SA	1,569	33,814
LPP SA	39	80,204
mBank SA (a)	135	12,319
Orange Polska SA	6,749	12,903
PGE Polska Grupa Energetyczna SA	49,600	175,832
Polski Koncern Naftowy Orlen SA	3,282	57,138
Polskie Gornictwo Naftowe i Gazownictwo SA	15,136	25,953
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,975	53,983
Powszechny Zaklad Ubezpieczen SA	2,300	235,713
Tauron Polska Energia SA	18,878	16,284

		977,707

QATAR — 2.0%
Barwa Real Estate Co.	561	6,577
Commercial Bank QSC	17,562	271,961
Doha Bank QSC	4,208	58,001
Ezdan Holding Group QSC	1,342	6,890
Gulf International Services QSC	1,075	19,186
Industries Qatar QSC	5,603	189,226
Masraf Al Rayan QSC	11,311	133,544
Ooredoo QSC	2,602	55,011
Qatar Electricity & Water Co. QSC	4,580	263,327
Qatar Insurance Co. SAQ	4,911	125,538
Qatar Islamic Bank SAQ	4,937	154,940
Qatar National Bank SAQ	2,882	148,371
Vodafone Qatar QSC	3,126	11,656

		1,444,228

RUSSIA — 3.6%
AK Transneft OAO Preference Shares (a)	56	125,903
Alrosa PAO (a)	4,869	4,260
Gazprom PAO ADR	147,173	591,635
Lukoil PJSC ADR	13,305	451,838
Magnit PJSC GDR	7,979	381,157
MegaFon PJSC GDR	2,826	34,336
MMC Norilsk Nickel PJSC ADR	1,883	27,012
Mobile TeleSystems PJSC ADR	16,277	117,520
Moscow Exchange MICEX-RTS PJSC	25,557	31,145
NOVATEK OAO GDR	255	23,587
Rosneft OAO GDR	33,006	121,792
Rostelecom PJSC ADR	1,924	15,084
RusHydro PJSC ADR	17,029	16,007
Sberbank of Russia ADR	46,674	230,360
Severstal PAO GDR	620	6,572
Sistema JSFC GDR	4,454	30,644
Surgutneftegas OAO ADR	8,296	42,351
Surgutneftegas OAO ADR Preference Shares	7,006	42,036
Tatneft PAO ADR	7,665	214,237
Uralkali PJSC GDR (a)	428	6,347
VTB Bank PJSC GDR	44,013	88,906

		2,602,729

SOUTH AFRICA — 7.4%
African Bank Investments, Ltd. (a)(d)	1,693	0
African Rainbow Minerals, Ltd.	390	1,463
AngloGold Ashanti, Ltd. (a)	3,547	28,087
Aspen Pharmacare Holdings, Ltd. (a)	2,404	51,116

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Barclays Africa Group, Ltd.	2,374	$29,222
Barloworld, Ltd.	2,149	11,719
Bidvest Group, Ltd.	10,941	258,131
Brait SE (a)	1,224	12,437
Coronation Fund Managers, Ltd.	7,334	34,631
Discovery, Ltd.	16,820	167,458
Exxaro Resources, Ltd.	1,653	6,276
FirstRand, Ltd.	101,608	361,180
Foschini Group, Ltd.	8,402	85,272
Gold Fields, Ltd.	7,529	19,630
Growthpoint Properties, Ltd. REIT	7,316	13,572
Hyprop Investments, Ltd.	1,013	8,844
Impala Platinum Holdings, Ltd. (a)	3,052	8,480
Imperial Holdings, Ltd.	1,783	21,862
Investec, Ltd.	2,569	19,667
Kumba Iron Ore, Ltd.	2,284	12,967
Liberty Holdings, Ltd.	8,643	78,917
Life Healthcare Group Holdings, Ltd.	58,991	151,925
Massmart Holdings, Ltd.	3,262	25,502
Mediclinic International, Ltd.	3,270	26,116
MMI Holdings, Ltd.	8,762	15,075
Mondi, Ltd.	487	10,221
Mr. Price Group, Ltd.	10,311	143,923
MTN Group, Ltd.	48,121	619,479
Nampak, Ltd.	2,721	5,077
Naspers, Ltd. (Class N)	320	40,053
Nedbank Group, Ltd.	7,274	115,578
Netcare, Ltd.	37,730	99,053
Pick n Pay Stores, Ltd.	18,947	90,850
Rand Merchant Insurance Holdings, Ltd.	27,338	81,893
Redefine Properties, Ltd.	153,833	130,169
Remgro, Ltd.	1,653	30,141
Resilient Property Income Fund, Ltd.	957	8,029
RMB Holdings, Ltd.	19,959	95,154
Sanlam, Ltd.	48,590	210,146
Sappi, Ltd. (a)	6,509	20,007
Sasol, Ltd.	19,723	552,877
Shoprite Holdings, Ltd.	21,226	241,258
Spar Group, Ltd.	11,250	150,521
Standard Bank Group, Ltd.	59,285	578,829
Steinhoff International Holdings, Ltd.	6,875	42,214
Telkom SA SOC, Ltd.	1,879	9,042
Tiger Brands, Ltd.	6,364	140,282
Truworths International, Ltd.	15,301	94,083
Tsogo Sun Holdings, Ltd.	16,494	28,868
Vodacom Group, Ltd.	25,536	253,938
Woolworths Holdings, Ltd.	2,539	17,775

		5,259,009

SOUTH KOREA — 15.9%
AmorePacific Corp.	1,179	382,954
AmorePacific Group	803	110,427
BNK Financial Group, Inc.	2,536	29,312
Cheil Worldwide, Inc. (a)	2,916	44,774
CJ CheilJedang Corp.	221	70,944
CJ Corp.	135	30,068
Coway Co., Ltd.	1,938	136,852
Daelim Industrial Co., Ltd.	312	17,662
Daewoo International Corp.	638	11,169
Daewoo Securities Co., Ltd.	796	7,992
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,528	8,212
DGB Financial Group, Inc.	1,693	14,997
Dongbu Insurance Co., Ltd.	5,085	262,980
Doosan Corp.	156	14,609
Doosan Heavy Industries & Construction Co., Ltd.	768	13,704
Doosan Infracore Co., Ltd. (a)	1,536	8,514
E-Mart Co., Ltd.	364	70,785
GS Engineering & Construction Corp. (a)	508	10,522
GS Holdings Corp.	374	14,372
Hana Financial Group, Inc.	6,462	143,927
Hankook Tire Co., Ltd.	777	25,959
Hanon Systems Corp.	898	29,736
Hanssem Co., Ltd.	240	57,808
Hanwha Chemical Corp.	1,028	18,690
Hanwha Corp.	1,158	37,955
Hanwha Life Insurance Co., Ltd.	2,954	20,336
Hotel Shilla Co., Ltd.	70	6,792
Hyosung Corp.	226	21,450
Hyundai Department Store Co., Ltd.	156	17,636
Hyundai Development Co.-Engineering & Construction	150	6,897
Hyundai Engineering & Construction Co., Ltd.	804	23,198
Hyundai Glovis Co., Ltd.	545	102,995
Hyundai Heavy Industries Co., Ltd. (a)	651	53,001
Hyundai Marine & Fire Insurance Co., Ltd.	8,306	211,977
Hyundai Mobis Co., Ltd.	2,398	468,351
Hyundai Motor Co.	2,157	298,446
Hyundai Motor Co. Preference Shares (e)	364	33,934
Hyundai Motor Co. Preference Shares (e)	903	86,849
Hyundai Motor Co., GDR	1,458	66,485
Hyundai Steel Co.	1,071	46,534
Hyundai Wia Corp.	302	32,868
Industrial Bank of Korea	3,864	44,335
Kangwon Land, Inc.	8,256	294,633
KB Financial Group, Inc. ADR	5,929	174,253
KCC Corp.	39	13,589
KEPCO Plant Service & Engineering Co., Ltd.	1,833	187,120
Kia Motors Corp.	5,973	270,103
Korea Electric Power Corp. ADR	11,478	235,184
Korea Gas Corp.	678	22,737
Korea Investment Holdings Co., Ltd.	188	9,691
Korea Zinc Co., Ltd.	38	14,924
Korean Air Lines Co., Ltd. (a)	758	20,048
KT Corp. ADR (a)	5,863	76,629
KT&G Corp.	6,618	622,549
Kumho Petrochemical Co., Ltd.	113	5,072
LG Chem, Ltd.	356	85,749
LG Chem, Ltd. Preference Shares	72	11,541
LG Corp.	703	36,120
LG Display Co., Ltd. ADR	7,955	75,573
LG Electronics, Inc.	1,830	70,480
LG Household & Health Care, Ltd.	226	162,831
LG Innotek Co., Ltd.	132	9,800
LG Uplus Corp.	2,446	24,970

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Lotte Chemical Corp.	108	$24,601
Lotte Shopping Co., Ltd.	341	82,136
Mirae Asset Securities Co., Ltd.	150	3,537
NAVER Corp.	795	344,077
NCSoft Corp.	423	67,449
NH Investment & Securities Co., Ltd.	760	6,373
OCI Co., Ltd.	117	8,134
Orion Corp.	117	92,984
POSCO ADR	4,785	167,571
S-1 Corp.	2,318	182,460
S-Oil Corp.	407	21,495
Samsung C&T Corp. (a)	659	81,451
Samsung Card Co., Ltd.	508	15,536
Samsung Electro-Mechanics Co., Ltd.	466	25,280
Samsung Electronics Co., Ltd. GDR	4,963	2,345,018
Samsung Electronics Co., Ltd. GDR Preference Shares	1,243	476,069
Samsung Fire & Marine Insurance Co., Ltd.	978	231,030
Samsung Heavy Industries Co., Ltd.	2,316	24,033
Samsung Life Insurance Co., Ltd.	2,686	224,117
Samsung SDI Co., Ltd.	431	39,453
Samsung SDS Co., Ltd.	65	15,793
Samsung Securities Co., Ltd.	231	8,858
Shinhan Financial Group Co., Ltd. ADR	6,005	208,974
Shinsegae Co., Ltd.	91	18,157
SK Holdings Co., Ltd.	1,370	282,021
SK Hynix, Inc.	6,736	190,663
SK Innovation Co., Ltd. (a)	1,243	102,771
SK Networks Co., Ltd.	2,316	13,463
SK Telecom Co., Ltd. ADR	8,005	195,322
Woori Bank	6,554	51,921
Yuhan Corp.	1,141	234,399

		11,325,750

TAIWAN — 13.4%
Acer, Inc. (a)	52,258	20,473
Advanced Semiconductor Engineering, Inc.	52,000	55,747
Advantech Co., Ltd.	29,867	204,087
Asia Cement Corp.	156,200	152,749
Asustek Computer, Inc.	33,000	283,122
AU Optronics Corp.	117,000	34,502
Catcher Technology Co., Ltd.	17,000	180,958
Cathay Financial Holding Co., Ltd.	38,100	52,011
Chailease Holding Co., Ltd.	4,160	6,506
Chang Hwa Commercial Bank, Ltd.	52,794	25,974
Cheng Shin Rubber Industry Co., Ltd.	13,000	21,320
Chicony Electronics Co., Ltd.	60,280	138,766
China Airlines, Ltd. (a)	302,000	103,181
China Development Financial Holding Corp.	104,000	27,952
China Life Insurance Co., Ltd.	28,820	21,881
China Steel Corp.	318,440	185,682
Chunghwa Telecom Co., Ltd.	157,540	472,704
Compal Electronics, Inc.	62,000	35,022
CTBC Financial Holding Co., Ltd.	124,649	64,165
Delta Electronics, Inc.	68,000	318,032
E.Sun Financial Holding Co., Ltd.	52,680	30,958
Eclat Textile Co., Ltd.	6,000	94,754
Epistar Corp.	5,000	3,849
Eva Airways Corp. (a)	52,589	29,387
Far Eastern New Century Corp.	26,560	23,634
Far EasTone Telecommunications Co., Ltd.	179,449	386,937
Feng TAY Enterprise Co., Ltd.	8,240	51,175
First Financial Holding Co., Ltd	414,585	188,863
Formosa Chemicals & Fibre Corp.	20,000	40,574
Formosa Petrochemical Corp.	54,000	128,409
Formosa Plastics Corp.	60,000	126,460
Formosa Taffeta Co., Ltd.	74,000	69,781
Foxconn Technology Co., Ltd.	46,220	132,228
Fubon Financial Holding Co., Ltd.	26,000	40,507
Giant Manufacturing Co., Ltd.	8,000	58,067
Hermes Microvision, Inc.	1,000	37,810
Highwealth Construction Corp.	19,500	27,478
Hon Hai Precision Industry Co., Ltd.	149,058	387,499
Hotai Motor Co., Ltd.	1,000	10,629
HTC Corp.	52,000	100,281
Hua Nan Financial Holdings Co., Ltd.	390,946	181,656
Innolux Corp.	103,751	32,297
Inotera Memories, Inc. (a)	64,000	39,942
Inventec Corp.	26,000	12,318
Kinsus Interconnect Technology Corp.	34,000	65,052
Largan Precision Co., Ltd.	3,000	233,240
Lite-On Technology Corp.	186,910	171,428
MediaTek, Inc.	41,877	309,682
Mega Financial Holding Co., Ltd.	78,000	54,009
Merida Industry Co., Ltd.	6,000	32,253
Nan Ya Plastics Corp.	18,000	30,394
Novatek Microelectronics Corp.	20,000	62,562
Pegatron Corp.	24,000	58,456
Phison Electronics Corp.	3,000	18,860
Pou Chen Corp.	16,000	23,980
Powertech Technology, Inc.	4,000	7,204
President Chain Store Corp.	43,000	267,709
Quanta Computer, Inc.	36,000	62,428
Radiant Opto-Electronics Corp.	3,000	9,248
Realtek Semiconductor Corp.	11,000	18,641
Ruentex Development Co., Ltd.	4,536	4,939
Ruentex Industries, Ltd.	3,000	5,312
Shin Kong Financial Holding Co., Ltd.	67,936	16,093
Siliconware Precision Industries Co., Ltd.	10,300	12,778
Simplo Technology Co., Ltd.	7,000	22,534
SinoPac Financial Holdings Co., Ltd.	82,190	25,959
Standard Foods Corp.	17,699	38,163
Synnex Technology International Corp.	123,000	122,524
Taishin Financial Holding Co., Ltd.	65,496	23,173
Taiwan Business Bank (a)	130,047	32,267
Taiwan Cement Corp.	97,000	98,245
Taiwan Cooperative Financial Holding Co., Ltd.	714,466	295,095
Taiwan Mobile Co., Ltd.	153,542	468,635
Taiwan Semiconductor Manufacturing Co., Ltd.	504,495	1,991,780
Teco Electric & Machinery Co., Ltd.	13,000	10,206
TPK Holding Co., Ltd.	3,000	7,143
Transcend Information, Inc.	34,000	85,703
U-Ming Marine Transport Corp.	62,000	65,902

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Uni-President Enterprises Corp.	27,164	$47,023
United Microelectronics Corp.	177,000	58,055
Wistron Corp.	53,681	27,959
WPG Holdings, Ltd.	37,000	35,621
Yuanta Financial Holding Co., Ltd.	53,466	19,810
Yulon Motor Co., Ltd.	7,000	6,261

		9,586,653

THAILAND — 2.3%
Advanced Info Service PCL	45,600	283,940
Bangkok Bank PCL NVDR	19,000	83,758
Bangkok Dusit Medical Services PCL	183,400	93,481
Banpu PCL	24,000	13,225
BEC World PCL	34,500	30,417
BTS Group Holdings PCL	833,000	223,771
Bumrungrad Hospital PCL	9,000	53,561
Charoen Pokphand Foods PCL	25,500	14,543
CP ALL PCL	125,700	165,372
Delta Electronics Thailand PCL	45,800	111,046
Glow Energy PCL	28,900	67,682
Home Product Center PCL	112,159	21,168
IRPC PCL	86,600	8,971
Kasikornbank PCL NVDR	24,000	113,073
Krung Thai Bank PCL	40,500	19,081
PTT Exploration & Production PCL	25,200	48,602
PTT Global Chemical PCL	16,500	24,435
PTT PCL	27,100	179,198
Siam Cement PCL	1,300	16,691
Siam Cement PCL NVDR	200	2,557
Siam Commercial Bank PCL	10,500	38,766
Thai Oil PCL	27,800	40,404

		1,653,742

TURKEY — 0.8%
Akbank TAS	20,016	44,821
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,759	12,403
BIM Birlesik Magazalar AS	7,304	129,423
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	16,727	13,867
Eregli Demir ve Celik Fabrikalari TAS	8,432	10,388
Ford Otomotiv Sanayi AS	2,059	21,965
Haci Omer Sabanci Holding AS	7,109	20,826
KOC Holding AS	7,394	28,816
Tofas Turk Otomobil Fabrikasi AS	3,372	19,991
Tupras-Turkiye Petrol Rafinerileri AS (a)	3,616	88,497
Turk Hava Yollari AO (a)	6,704	17,647
Turk Telekomunikasyon AS	12,901	25,438
Turkcell Iletisim Hizmetleri AS	5,604	19,527
Turkiye Garanti Bankasi AS	20,937	48,613
Turkiye Halk Bankasi AS	7,109	23,714
Turkiye Is Bankasi (Class C)	19,223	29,903
Turkiye Vakiflar Bankasi Tao (Class D)	10,521	13,309
Yapi ve Kredi Bankasi AS	10,506	11,694

		580,842

UNITED ARAB EMIRATES — 1.0%
Abu Dhabi Commercial Bank PJSC	28,612	59,595
Aldar Properties PJSC	18,195	11,889
DP World, Ltd.	8,667	184,087
Dubai Financial Market PJSC	6,173	2,824
Dubai Islamic Bank PJSC	5,910	10,781
Emaar Properties PJSC	12,285	21,607
First Gulf Bank PJSC	54,083	205,415
National Bank of Abu Dhabi PJSC	83,149	215,522

		711,720

TOTAL COMMON STOCKS —
(Cost $83,328,162)		71,091,694

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Fosun International, Ltd. (expiring 10/19/15) (a)	896	0

SOUTH KOREA — 0.0% (f)
Mirae Asset Securities Co., Ltd (expiring 11/5/15) (a)	131	562

TOTAL RIGHTS —
(Cost $1,099)		562

TOTAL INVESTMENTS — 99.6%
(Cost $83,329,261)		71,092,256
OTHER ASSETS & LIABILITIES — 0.4%		278,870

NET ASSETS — 100.0%		$71,371,126

(a)	Non-income producing security
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	87	$976
Amcor, Ltd.	301	2,784
AMP, Ltd.	227	886
Aurizon Holdings, Ltd.	235	827
Australia & New Zealand Banking Group, Ltd.	191	3,632
BHP Billiton, Ltd.	192	2,996
Brambles, Ltd.	412	2,818
Cochlear, Ltd.	19	1,114
Commonwealth Bank of Australia	92	4,698
CSL, Ltd.	193	12,090
Flight Centre Travel Group, Ltd.	24	608
Fortescue Metals Group, Ltd.	264	337
Insurance Australia Group, Ltd.	203	690
Lend Lease Group	85	749
Macquarie Group, Ltd.	20	1,077
Medibank Pvt, Ltd.	3,210	5,455
National Australia Bank, Ltd.	181	3,811
Newcrest Mining, Ltd. (a)	109	972
Orica, Ltd.	58	613
Origin Energy, Ltd. (b)	79	307
QBE Insurance Group, Ltd.	110	996
REA Group, Ltd.	27	840
Rio Tinto, Ltd.	32	1,092
Santos, Ltd.	80	224
Scentre Group	471	1,290
Seek, Ltd.	73	615
South32, Ltd. (a)(c)	144	138
South32, Ltd. (a)(c)	192	184
Suncorp Group, Ltd.	84	719
Telstra Corp., Ltd.	2,662	10,487
Transurban Group	784	5,473
Wesfarmers, Ltd.	62	1,708
Westfield Corp.	106	742
Westpac Banking Corp.	201	4,192
Woodside Petroleum, Ltd.	32	650
Woolworths, Ltd.	333	5,809

		82,599

AUSTRIA — 0.1%
Erste Group Bank AG (a)	33	956
OMV AG	30	728
Raiffeisen Bank International AG (a)	32	418
Voestalpine AG	23	788

		2,890

BELGIUM — 0.2%
Ageas	26	1,065
Anheuser-Busch InBev SA	29	3,073
Colruyt SA (a)	21	1,009
Delhaize Group	15	1,324
Groupe Bruxelles Lambert SA	10	753
KBC Groep NV	19	1,196
Proximus	72	2,480
Solvay SA	7	713
Umicore SA	21	807

		12,420

BRITISH VIRGIN ISLANDS — 0.0% (d)
Michael Kors Holdings, Ltd. (a)	68	2,872

CANADA — 3.9%
Agnico-Eagle Mines, Ltd.	186	4,693
Agrium, Inc.	12	1,070
Alimentation Couche-Tard, Inc. (Class B)	96	4,394
Bank of Montreal	136	7,383
Bank of Nova Scotia	294	12,901
Barrick Gold Corp.	257	1,627
BCE, Inc.	158	6,437
Bombardier, Inc. (Class B)	295	367
Brookfield Asset Management, Inc. (Class A)	49	1,535
Canadian Imperial Bank of Commerce	81	5,793
Canadian National Railway Co.	190	10,739
Canadian Natural Resources, Ltd.	62	1,202
Canadian Oil Sands, Ltd.	120	565
Canadian Pacific Railway, Ltd.	7	1,000
Canadian Tire Corp., Ltd. (Class A)	11	985
Cenovus Energy, Inc.	42	634
CI Financial Corp.	40	904
Crescent Point Energy Corp.	25	285
Dollarama, Inc.	180	12,101
Eldorado Gold Corp.	467	1,491
Enbridge, Inc.	151	5,581
Encana Corp.	45	288
Fairfax Financial Holdings, Ltd.	12	5,440
First Capital Realty, Inc.	121	1,688
First Quantum Minerals, Ltd.	52	190
Franco-Nevada Corp.	241	10,572
Gildan Activewear, Inc.	52	1,562
Goldcorp, Inc.	910	11,356
Great-West Lifeco, Inc.	37	882
Husky Energy, Inc.	32	497
Imperial Oil, Ltd.	21	662
Intact Financial Corp.	167	11,674
Loblaw Cos., Ltd.	26	1,332
Magna International, Inc.	132	6,302
Manulife Financial Corp.	101	1,555
Metro, Inc., (Class A)	75	2,034
National Bank of Canada	188	5,974
Onex Corp.	18	1,034
Pembina Pipeline Corp.	8	192
Potash Corp. of Saskatchewan, Inc.	108	2,210
Power Corp. of Canada	39	805
Power Financial Corp.	33	753
Restaurant Brands International, Inc.	88	3,153
RioCan REIT	148	2,812
Rogers Communications, Inc. (Class B)	241	8,265
Royal Bank of Canada	258	14,200
Saputo, Inc.	56	1,224
Shaw Communications, Inc. (Class B)	363	6,996
Silver Wheaton Corp.	453	5,420
Sun Life Financial, Inc.	32	1,027
Suncor Energy, Inc.	107	2,848
Teck Resources, Ltd. (Class B)	67	318
TELUS Corp.	258	8,092
Thomson Reuters Corp.	150	6,001
Toronto-Dominion Bank	293	11,495
TransCanada Corp.	194	6,106

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Yamana Gold, Inc.	252	$423

		227,069

DENMARK — 1.0%
AP Moeller — Maersk A/S (Class A)	1	1,502
AP Moeller — Maersk A/S (Class B)	1	1,537
Carlsberg A/S (Class B)	10	767
Coloplast A/S (Class B)	62	4,385
Danske Bank A/S	52	1,568
Novo Nordisk A/S (Class B)	684	36,660
Novozymes A/S (Class B)	93	4,048
Pandora A/S	34	3,963
TDC A/S	173	890
Tryg A/S	60	1,163

		56,483

FINLAND — 0.2%
Fortum Oyj	59	871
Kone Oyj (Class B)	100	3,795
Nokia Oyj	129	879
Orion Oyj (Class B)	35	1,321
Sampo Oyj (Class A)	24	1,159
Stora Enso Oyj	103	777
UPM-Kymmene Oyj	59	883
Wartsila Oyj Abp	36	1,425

		11,110

FRANCE — 1.8%
Aeroports de Paris	25	2,828
Air Liquide SA	15	1,769
Alcatel-Lucent (a)	267	978
Alstom SA (a)	27	832
Arkema SA	11	710
AXA SA	261	6,303
BNP Paribas SA	145	8,491
Bouygues SA	27	956
Bureau Veritas SA	56	1,177
Cap Gemini SA	14	1,244
Carrefour SA	62	1,830
Casino Guichard-Perrachon SA	8	424
Christian Dior SE	5	932
CNP Assurances	48	665
Compagnie de Saint-Gobain	38	1,642
Compagnie Generale des Etablissements Michelin	17	1,545
Credit Agricole SA	127	1,454
Danone SA	26	1,637
Dassault Systemes	76	5,599
EDF SA	27	475
Engie	160	2,579
Essilor International SA	15	1,823
Hermes International	8	2,902
Iliad SA	3	604
Kering	5	815
L’Oreal SA	8	1,385
Lagardere SCA	30	829
Legrand SA	16	847
LVMH Moet Hennessy Louis Vuitton SE	12	2,039
Natixis SA	158	871
Orange SA	213	3,215
Pernod Ricard SA	10	1,007
Peugeot SA (a)	81	1,217
Publicis Groupe SA	44	2,995
Renault SA	25	1,786
Rexel SA	44	539
Safran SA	16	1,202
Sanofi	63	5,970
Schneider Electric SE	26	1,451
SCOR SE	29	1,037
Societe BIC SA	8	1,240
Societe Generale SA	98	4,359
Sodexo SA	10	826
Suez Environnement Co.	51	913
Technip SA	11	518
Total SA	256	11,488
Unibail-Rodamco SE	5	1,291
Valeo SA	8	1,078
Veolia Environnement SA	61	1,391
Vinci SA	37	2,342
Vivendi SA	119	2,807

		104,857

GERMANY — 2.2%
adidas AG	11	884
Allianz SE	45	7,045
BASF SE	77	5,872
Bayer AG	29	3,705
Bayerische Motoren Werke AG	31	2,741
Bayerische Motoren Werke AG Preference Shares	11	753
Beiersdorf AG	22	1,944
Brenntag AG	18	968
Commerzbank AG (a)	145	1,525
Continental AG	6	1,273
Daimler AG	94	6,805
Deutsche Bank AG	252	6,771
Deutsche Boerse AG	54	4,643
Deutsche Lufthansa AG (a)	41	569
Deutsche Post AG	288	7,965
Deutsche Telekom AG	283	5,018
E.ON SE	398	3,411
Fresenius Medical Care AG & Co. KGaA	125	9,742
Fresenius SE & Co. KGaA	21	1,406
Fuchs Petrolub SE Preference Shares	22	970
Hannover Rueck SE	12	1,226
HeidelbergCement AG	12	821
Henkel AG & Co. KGaA	10	881
Henkel AG & Co. KGaA Preference Shares	9	924
Hugo Boss AG	10	1,121
Infineon Technologies AG	94	1,055
K+S AG	29	969
Kabel Deutschland Holding AG (a)	27	3,511
Lanxess AG	15	700
Linde AG	10	1,618
MAN SE	45	4,579
Merck KGaA	12	1,059
Metro AG	30	827
Muenchener Rueckversicherungs- Gesellschaft AG	21	3,909

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Porsche Automobil Holding SE Preference Shares	25	$1,063
RWE AG	91	1,031
SAP SE	223	14,425
Siemens AG	51	4,551
Telefonica Deutschland Holding AG	324	1,975
ThyssenKrupp AG	37	648
TUI AG	59	1,088
United Internet AG	30	1,516
Volkswagen AG	5	586
Volkswagen AG Preference Shares	29	3,164

		127,257

HONG KONG — 1.9%
AIA Group, Ltd.	400	2,067
Bank of East Asia, Ltd.	1,223	4,103
BOC Hong Kong Holdings, Ltd.	1,000	2,936
Cheung Kong Infrastructure Holdings, Ltd.	1,000	8,935
CK Hutchison Holdings, Ltd.	500	6,465
CLP Holdings, Ltd.	2,000	17,071
Galaxy Entertainment Group, Ltd.	1,000	2,542
Hang Seng Bank, Ltd.	1,200	21,553
HKT Trust/HKT, Ltd.	3,540	4,207
Hong Kong & China Gas Co., Ltd.	3,300	6,183
Hong Kong Exchanges and Clearing, Ltd.	302	6,889
Link REIT	1,000	5,484
MTR Corp., Ltd.	2,000	8,671
New World Development Co., Ltd.	1,013	980
Noble Group, Ltd.	1,000	292
Power Assets Holdings, Ltd.	1,000	9,432
Sands China, Ltd.	800	2,405
SJM Holdings, Ltd.	1,000	707
Wynn Macau, Ltd.	400	453

		111,375

IRELAND — 1.0%
Accenture PLC (Class A)	284	27,906
Allergan PLC (a)	8	2,175
Bank of Ireland (a)	2,748	1,067
CRH PLC	44	1,154
Eaton Corp. PLC	24	1,231
James Hardie Industries PLC	109	1,304
Kerry Group PLC (Class A)	106	7,945
Medtronic PLC	57	3,816
Pentair PLC	14	715
Perrigo Co. PLC	25	3,932
Ryanair Holdings PLC	228	3,320
Seagate Technology PLC	24	1,075
Tyco International PLC	24	803
Weatherford International PLC (a)	48	407
Willis Group Holdings PLC	32	1,311

		58,161

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,548
Bank Leumi Le-Israel BM (a)	418	1,559
Israel Chemicals, Ltd.	122	627
Mizrahi Tefahot Bank, Ltd.	89	1,051
NICE Systems, Ltd.	74	4,037
Teva Pharmaceutical Industries, Ltd.	188	10,754

		19,576

ITALY — 0.5%
Assicurazioni Generali SpA	123	2,246
Atlantia SpA	38	1,060
Banca Monte dei Paschi di Siena SpA (a)	715	1,270
Banco Popolare SC (a)	61	900
Enel SpA	939	4,180
ENI SpA	310	4,862
Intesa Sanpaolo SpA	1,159	4,083
Saipem SpA (a)	40	320
Snam SpA	185	949
Telecom Italia SpA (a)(c)	1,742	2,143
Telecom Italia SpA (c)	1,354	1,386
UBI Banca SCpA	129	913
UniCredit SpA	390	2,425

		26,737

JAPAN — 8.2%
Aeon Co., Ltd.	100	1,549
ANA Holdings, Inc.	2,000	5,584
Aozora Bank, Ltd.	1,000	3,457
Astellas Pharma, Inc.	400	5,160
Benesse Holdings, Inc.	100	2,668
Bridgestone Corp.	100	3,445
Calbee, Inc.	100	3,219
Canon, Inc.	700	20,188
Chubu Electric Power Co., Inc.	100	1,470
Chugoku Bank, Ltd.	200	2,954
Chugoku Electric Power Co., Inc.	100	1,375
Dai-ichi Life Insurance Co., Ltd.	100	1,581
Daiichi Sankyo Co., Ltd.	100	1,728
Eisai Co., Ltd.	100	5,870
FamilyMart Co., Ltd.	100	4,551
FUJIFILM Holdings Corp.	100	3,721
Hisamitsu Pharmaceutical Co., Inc.	100	3,332
Hitachi, Ltd.	1,000	5,017
Honda Motor Co., Ltd.	200	5,910
Idemitsu Kosan Co., Ltd.	100	1,525
Inpex Corp.	100	888
Isetan Mitsukoshi Holdings, Ltd.	100	1,496
ITOCHU Corp.	300	3,150
Japan Airlines Co., Ltd.	200	7,039
Japan Prime Realty Investment Corp.	1	3,244
Japan Real Estate Investment Corp.	1	4,601
Japan Retail Fund Investment Corp.	3	5,801
Japan Tobacco, Inc.	300	9,256
JFE Holdings, Inc.	100	1,305
JX Holdings, Inc.	700	2,519
Kakaku.com, Inc.	200	3,230
Kansai Electric Power Co., Inc. (a)	100	1,108
KDDI Corp.	300	6,681
Kirin Holdings Co., Ltd.	100	1,307
Kobe Steel, Ltd.	1,000	1,077
Komatsu, Ltd.	100	1,463
Kyushu Electric Power Co., Inc. (a)	100	1,086
Lawson, Inc.	100	7,356
M3, Inc.	300	5,929
Marubeni Corp.	1,000	4,875

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

McDonald’s Holdings Co. (Japan), Ltd.	100	$2,245
Miraca Holdings, Inc.	100	4,225
Mitsubishi Chemical Holdings Corp.	300	1,556
Mitsubishi Corp.	300	4,893
Mitsubishi Motors Corp.	100	761
Mitsubishi Tanabe Pharma Corp.	300	5,273
Mitsubishi UFJ Financial Group, Inc.	2,000	11,963
Mitsui & Co., Ltd.	300	3,358
Mizuho Financial Group, Inc.	3,200	5,956
MS&AD Insurance Group Holdings, Inc.	100	2,666
Nagoya Railroad Co., Ltd.	1,000	3,916
Nikon Corp.	100	1,204
Nippon Building Fund, Inc.	1	4,834
Nippon Prologis REIT, Inc.	2	3,627
Nippon Steel & Sumitomo Metal Corp.	100	1,811
Nippon Telegraph & Telephone Corp.	400	13,954
Nissan Motor Co., Ltd.	400	3,654
Nissin Foods Holding Co., Ltd.	100	4,584
Nitori Holding Co., Ltd.	100	7,807
Nomura Holdings, Inc.	200	1,149
Nomura Research Institute, Ltd.	220	8,404
NTT DoCoMo, Inc.	1,368	22,765
Oracle Corp.	100	4,208
Oriental Land Co., Ltd.	200	11,137
ORIX Corp.	100	1,279
Osaka Gas Co., Ltd.	1,000	3,782
Otsuka Corp.	100	4,859
Otsuka Holdings Co., Ltd.	400	12,718
Panasonic Corp.	200	2,010
Park24 Co., Ltd.	100	1,875
Recruit Holdings Co., Ltd.	166	4,962
Resona Holdings, Inc.	400	2,025
Ricoh Co., Ltd.	100	1,006
Santen Pharmaceutical Co., Ltd.	500	6,676
Secom Co., Ltd.	200	11,972
Sekisui House, Ltd.	100	1,557
Seven & i Holdings Co., Ltd.	100	4,546
Showa Shell Sekiyu K.K.	200	1,571
SoftBank Group Corp.	100	4,573
Sony Corp.	200	4,840
Sumitomo Corp.	200	1,924
Sumitomo Electric Industries, Ltd.	100	1,272
Sumitomo Mitsui Financial Group, Inc.	200	7,535
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,652
Suntory Beverage & Food, Ltd.	200	7,657
Suzuken Co., Ltd.	100	3,319
T&D Holdings, Inc.	100	1,173
Takeda Pharmaceutical Co., Ltd.	589	25,755
Tobu Railway Co., Ltd.	1,000	4,283
Toho Co., Ltd.	100	2,274
Tohoku Electric Power Co., Inc.	100	1,350
Tokio Marine Holdings, Inc.	100	3,709
Tokyo Electric Power Co., Inc. (a)	300	1,996
Toshiba Corp. (a)	1,000	2,508
Toyota Motor Corp.	200	11,641
Unicharm Corp.	100	1,765
United Urban Investment Corp.	3	4,003
USS Co., Ltd.	300	4,970
West Japan Railway Co.	200	12,493
Yahoo! Japan Corp.	400	1,516
Yamada Denki Co., Ltd.	300	1,207
Yamato Holdings Co., Ltd.	400	7,628

		477,546

LUXEMBOURG — 0.0% (d)
ArcelorMittal	144	749
RTL Group SA	12	1,031
Subsea 7 SA (a)	54	405
Tenaris SA	46	551

		2,736

NETHERLANDS — 1.3%
Aegon NV	278	1,593
Airbus Group SE	177	10,454
Akzo Nobel NV	15	971
Altice NV (Class A) (a)	12	251
Altice NV (Class B) (a)	4	89
ASML Holding NV	12	1,047
Chicago Bridge & Iron Co. NV	25	992
CNH Industrial NV	94	611
Core Laboratories NV	11	1,098
Fiat Chrysler Automobiles NV (a)	262	3,395
Heineken Holding NV	16	1,136
Heineken NV	16	1,290
ING Groep NV	434	6,128
Koninklijke Ahold NV	90	1,749
Koninklijke DSM NV	14	644
Koninklijke KPN NV	337	1,258
Koninklijke Philips NV	56	1,316
LyondellBasell Industries NV (Class A)	146	12,171
Mylan NV (a)	22	886
Randstad Holding NV	18	1,069
RELX NV	342	5,562
Unilever NV	471	18,869

		72,579

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,244
Ryman Healthcare, Ltd.	147	687

		3,931

NORWAY — 0.1%
DnB ASA	94	1,220
Norsk Hydro ASA	195	648
Seadrill, Ltd. (a)	27	157
Statoil ASA	118	1,717
Telenor ASA	45	838
Yara International ASA	23	916

		5,496

PORTUGAL — 0.0% (d)
EDP — Energias de Portugal SA	228	833
Galp Energia SGPS SA	60	589
Jeronimo Martins SGPS SA	72	968

		2,390

SINGAPORE — 0.7%
Flextronics International, Ltd. (a)	104	1,096
Oversea-Chinese Banking Corp., Ltd.	1,004	6,207
Singapore Airlines, Ltd.	1,000	7,525
Singapore Press Holdings, Ltd.	2,000	5,401

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Singapore Telecommunications, Ltd.	6,842	$17,323
StarHub, Ltd.	1,000	2,433

		39,985

SPAIN — 0.7%
ACS, Actividades de Construccion y Servicios SA	26	746
Banco Bilbao Vizcaya Argentaria SA	451	3,816
Banco de Sabadell SA	405	742
Banco Popular Espanol SA	154	560
Banco Santander SA	1,120	5,931
CaixaBank SA (a)	183	703
Endesa SA	152	3,197
Ferrovial SA	49	1,167
Gas Natural SDG SA	35	681
Iberdrola SA	565	3,751
Industria de Diseno Textil SA	295	9,856
International Consolidated Airlines Group SA (a)	161	1,431
Repsol SA	115	1,336
Telefonica SA	448	5,416
Zardoya Otis SA	64	690

		40,023

SWEDEN — 0.7%
Alfa Laval AB	76	1,241
Assa Abloy AB (Class B)	60	1,072
Atlas Copco AB (Class A)	181	4,340
Atlas Copco AB (Class B)	106	2,363
Autoliv, Inc.	10	1,090
Boliden AB	74	1,154
Electrolux AB (Series B)	42	1,182
Hennes & Mauritz AB (Class B)	299	10,898
Investor AB (Class B)	67	2,294
Kinnevik Investment AB (Class B)	25	712
Nordea Bank AB	254	2,823
Sandvik AB	70	594
Skandinaviska Enskilda Banken AB (Class A)	116	1,236
Skanska AB (Class B)	48	938
SKF AB (Class B)	40	733
Svenska Cellulosa AB (Class B)	36	1,004
Svenska Handelsbanken AB (Class A)	105	1,501
Swedbank AB (Class A)	67	1,477
Telefonaktiebolaget LM Ericsson (Class B)	170	1,666
TeliaSonera AB	174	934
Volvo AB (Class B)	108	1,031

		40,283

SWITZERLAND — 4.2%
ABB, Ltd. (a)	110	1,939
ACE, Ltd.	25	2,585
Actelion, Ltd. (a)	26	3,292
Adecco SA (a)	13	948
Baloise Holding AG	9	1,029
Barry Callebaut AG (a)	3	3,254
Cie Financiere Richemont SA	119	9,219
Credit Suisse Group AG (a)	141	3,380
EMS-Chemie Holding AG	3	1,230
Geberit AG	10	3,047
Givaudan SA (a)	4	6,489
Julius Baer Group, Ltd. (a)	104	4,707
Kuehne + Nagel International AG	82	10,507
LafargeHolcim, Ltd. (a)(c)	14	731
LafargeHolcim, Ltd. (a)(c)	10	520
Nestle SA	488	36,584
Novartis AG	277	25,344
Partners Group Holding AG	7	2,366
Roche Holding AG	248	65,230
Schindler Holding AG (c)	19	2,722
Schindler Holding AG (c)	31	4,530
SGS SA	2	3,480
Swatch Group AG (c)	8	2,956
Swatch Group AG (c)	13	935
Swiss Life Holding AG (a)	4	890
Swiss Prime Site AG (a)	74	5,392
Swiss Re AG	39	3,337
Swisscom AG	30	14,928
Syngenta AG	23	7,346
TE Connectivity, Ltd.	102	6,109
Transocean, Ltd.	28	358
UBS Group AG	249	4,590
Zurich Insurance Group AG (a)	13	3,182

		243,156

UNITED KINGDOM — 8.2%
Aberdeen Asset Management PLC	282	1,267
Admiral Group PLC	64	1,456
Aggreko PLC	70	1,008
Amec Foster Wheeler PLC	77	836
Anglo American PLC	148	1,235
Aon PLC	12	1,063
ARM Holdings PLC	345	4,952
Associated British Foods PLC	21	1,063
AstraZeneca PLC	410	25,969
Aviva PLC	338	2,314
Babcock International Group PLC	12	166
BAE Systems PLC	1,094	7,419
Barclays PLC	2,251	8,325
BG Group PLC	190	2,737
BHP Billiton PLC	144	2,192
BP PLC	3,489	17,652
British American Tobacco PLC	511	28,198
British Land Co. PLC	84	1,067
BT Group PLC	425	2,701
Bunzl PLC	87	2,333
Burberry Group PLC	128	2,652
Capita PLC	264	4,791
Carnival PLC	26	1,348
Centrica PLC	1,505	5,225
Cobham PLC	301	1,303
Compass Group PLC	932	14,866
Croda International PLC	40	1,641
Delphi Automotive PLC	107	8,136
Diageo PLC	660	17,700
Direct Line Insurance Group PLC	223	1,266
easyJet PLC	39	1,050
Ensco PLC (Class A)	23	324
Experian PLC	60	962
Fresnillo PLC	280	2,509
G4S PLC	1,567	5,476

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

GKN PLC	158	$641
GlaxoSmithKline PLC	822	15,763
Glencore PLC (a)	1,799	2,495
Hargreaves Lansdown PLC	73	1,335
HSBC Holdings PLC	2,155	16,279
ICAP PLC	156	1,080
IMI PLC	80	1,149
Imperial Tobacco Group PLC	259	13,390
Inmarsat PLC	540	8,032
Intertek Group PLC	55	2,025
ITV PLC	1,074	4,002
J Sainsbury PLC	172	680
Johnson Matthey PLC	54	2,002
Kingfisher PLC	167	907
Land Securities Group PLC	63	1,202
Legal & General Group PLC	298	1,075
Liberty Global PLC (Class A) (a)	31	1,331
Liberty Global PLC (Series C) (a)	45	1,846
Lloyds Banking Group PLC	2,616	2,978
London Stock Exchange Group PLC	50	1,832
Marks & Spencer Group PLC	144	1,093
Merlin Entertainments PLC (e)	403	2,268
National Grid PLC	780	10,857
Next PLC	77	8,876
Old Mutual PLC	359	1,028
Pearson PLC	53	905
Persimmon PLC (a)	97	2,950
Petrofac, Ltd.	81	942
Prudential PLC	124	2,617
Randgold Resources, Ltd.	111	6,494
Reckitt Benckiser Group PLC	275	24,939
RELX PLC	385	6,602
Rexam PLC	100	793
Rio Tinto PLC	356	11,918
Rolls-Royce Holdings PLC (a)	486	4,984
Royal Bank of Scotland Group PLC (a)	227	1,083
Royal Dutch Shell PLC (Class A)	716	16,854
Royal Dutch Shell PLC (Class B)	439	10,394
Royal Mail PLC	180	1,251
RSA Insurance Group PLC	141	860
SABMiller PLC	32	1,811
Sage Group PLC	300	2,269
Schroders PLC	30	1,275
Shire PLC	192	13,099
Sky PLC	834	13,189
Smith & Nephew PLC	221	3,860
Smiths Group PLC	111	1,690
Sports Direct International PLC (a)	79	906
SSE PLC	226	5,121
Standard Chartered PLC	395	3,834
Standard Life PLC	135	793
Tate & Lyle PLC	130	1,158
Tesco PLC (a)	1,711	4,748
Travis Perkins PLC	39	1,161
Tullow Oil PLC (a)	74	190
Unilever PLC	367	14,932
Vodafone Group PLC	3,956	12,491
Weir Group PLC	51	904
Whitbread PLC	41	2,899
William Hill PLC	224	1,190
William Morrison Supermarkets PLC	345	868
Wolseley PLC	69	4,032
WPP PLC	76	1,581

		474,955

UNITED STATES — 60.6%
3M Co.	167	23,676
Abbott Laboratories	476	19,145
AbbVie, Inc.	52	2,829
Activision Blizzard, Inc.	49	1,514
Adobe Systems, Inc. (a)	17	1,398
ADT Corp.	31	927
Advance Auto Parts, Inc.	19	3,601
AES Corp.	74	724
Aetna, Inc.	27	2,954
Aflac, Inc.	27	1,570
AGCO Corp.	19	886
Agilent Technologies, Inc.	18	618
Air Products & Chemicals, Inc.	9	1,148
Albemarle Corp.	21	926
Alcoa, Inc.	85	821
Alexion Pharmaceuticals, Inc. (a)	100	15,639
Alleghany Corp. (a)	19	8,894
Allstate Corp.	39	2,271
Ally Financial, Inc. (a)	97	1,977
Alphabet, Inc. (Class A) (a)	68	43,409
Alphabet, Inc. (Class C) (a)	73	44,415
Altria Group, Inc.	297	16,157
Amazon.com, Inc. (a)	5	2,559
Ameren Corp.	27	1,141
American Capital Agency Corp.	548	10,248
American Electric Power Co., Inc.	36	2,047
American Express Co.	40	2,965
American International Group, Inc.	171	9,716
American Tower Corp.	111	9,766
American Water Works Co., Inc.	49	2,699
Ameriprise Financial, Inc.	10	1,091
AmerisourceBergen Corp.	167	15,863
Amgen, Inc.	20	2,766
Amphenol Corp. (Class A)	72	3,669
Anadarko Petroleum Corp.	19	1,147
Analog Devices, Inc.	20	1,128
Annaly Capital Management, Inc.	1,355	13,374
Antero Resources Corp. (a)	18	381
Anthem, Inc.	30	4,200
Apache Corp.	40	1,566
Apple, Inc.	1,001	110,410
Applied Materials, Inc.	52	764
Arch Capital Group, Ltd. (a)	200	14,694
Archer-Daniels-Midland Co.	71	2,943
Arrow Electronics, Inc. (a)	19	1,050
Assurant, Inc.	16	1,264
AT&T, Inc.	1,090	35,512
Automatic Data Processing, Inc.	491	39,457
AutoZone, Inc. (a)	31	22,439
AvalonBay Communities, Inc.	41	7,168
Avnet, Inc.	24	1,024
Axis Capital Holdings, Ltd.	122	6,554
Baker Hughes, Inc.	27	1,405

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Bank of America Corp.	922	$14,365
Bank of New York Mellon Corp.	96	3,758
Baxalta, Inc.	253	7,972
Baxter International, Inc.	253	8,311
BB&T Corp.	58	2,065
Becton, Dickinson and Co.	126	16,715
Bed Bath & Beyond, Inc. (a)	84	4,790
Berkshire Hathaway, Inc. (Class B) (a)	187	24,385
Best Buy Co., Inc.	45	1,670
Biogen, Inc. (a)	56	16,341
BlackRock, Inc.	6	1,785
Boeing Co.	196	25,666
BorgWarner, Inc.	17	707
Boston Scientific Corp. (a)	77	1,264
Bristol-Myers Squibb Co.	237	14,030
Broadcom Corp. (Class A)	36	1,851
Brown-Forman Corp. (Class B)	33	3,198
Bunge, Ltd.	23	1,686
C.H. Robinson Worldwide, Inc.	45	3,050
C.R. Bard, Inc.	82	15,277
CA, Inc.	86	2,348
Camden Property Trust	18	1,330
Cameron International Corp. (a)	16	981
Campbell Soup Co.	152	7,703
Capital One Financial Corp.	59	4,279
Cardinal Health, Inc.	140	10,755
CarMax, Inc. (a)	24	1,424
Carnival Corp.	25	1,243
Caterpillar, Inc.	43	2,810
CBS Corp. (Class B)	22	878
CDK Global, Inc.	54	2,580
Celanese Corp. (Series A)	17	1,006
Celgene Corp. (a)	196	21,201
CenterPoint Energy, Inc.	47	848
CenturyLink, Inc.	52	1,306
Cerner Corp. (a)	100	5,996
CF Industries Holdings, Inc.	75	3,367
Charles Schwab Corp.	39	1,114
Chesapeake Energy Corp.	54	396
Chevron Corp.	202	15,934
Chipotle Mexican Grill, Inc. (a)	13	9,363
Chubb Corp.	190	23,303
Church & Dwight Co., Inc.	197	16,528
Cigna Corp.	17	2,295
Cimarex Energy Co.	8	820
Cisco Systems, Inc.	276	7,245
CIT Group, Inc.	25	1,001
Citigroup, Inc.	333	16,520
Citrix Systems, Inc. (a)	37	2,563
Clorox Co.	154	17,792
CME Group, Inc.	24	2,226
Coach, Inc.	96	2,777
Coca-Cola Co.	508	20,381
Coca-Cola Enterprises, Inc.	65	3,143
Cognizant Technology Solutions Corp. (Class A) (a)	22	1,377
Colgate-Palmolive Co.	279	17,705
Columbia Pipeline Group, Inc.	28	512
Comcast Corp. (Class A)	120	6,826
Comcast Corp. (Class A) Special	31	1,774
Comerica, Inc.	23	945
Computer Sciences Corp.	17	1,043
ConAgra Foods, Inc.	32	1,296
ConocoPhillips	91	4,364
CONSOL Energy, Inc.	23	225
Consolidated Edison, Inc.	379	25,336
Corning, Inc.	93	1,592
Costco Wholesale Corp.	109	15,758
Crown Castle International Corp.	120	9,464
CSX Corp.	52	1,399
Cummins, Inc.	43	4,669
CVS Health Corp.	72	6,947
Danaher Corp.	26	2,215
Darden Restaurants, Inc.	22	1,508
DaVita HealthCare Partners, Inc. (a)	90	6,510
Deere & Co.	27	1,998
Delta Air Lines, Inc.	27	1,211
Devon Energy Corp.	25	927
Dick’s Sporting Goods, Inc.	28	1,389
Discover Financial Services	33	1,716
DISH Network Corp. (Class A) (a)	18	1,050
Dollar General Corp.	185	13,401
Dollar Tree, Inc. (a)	154	10,266
Dominion Resources, Inc.	249	17,525
Dover Corp.	12	686
Dow Chemical Co.	75	3,180
Dr. Pepper Snapple Group, Inc.	49	3,873
DTE Energy Co.	16	1,286
Duke Energy Corp.	248	17,841
E. I. du Pont de Nemours & Co.	241	11,616
Eastman Chemical Co.	40	2,589
Eaton Vance Corp.	32	1,069
eBay, Inc. (a)	145	3,544
Ecolab, Inc.	71	7,790
Edison International	24	1,514
Edwards Lifesciences Corp. (a)	27	3,839
Electronic Arts, Inc. (a)	100	6,775
Eli Lilly & Co.	469	39,251
EMC Corp.	97	2,344
Emerson Electric Co.	161	7,111
Entergy Corp.	18	1,172
EOG Resources, Inc.	21	1,529
EQT Corp.	13	842
Equity Residential	18	1,352
Estee Lauder Cos., Inc. (Class A)	60	4,841
Everest Re Group, Ltd.	100	17,334
Eversource Energy	25	1,265
Exelon Corp.	76	2,257
Expeditors International of Washington, Inc.	48	2,258
Express Scripts Holding Co. (a)	129	10,444
Exxon Mobil Corp.	1,597	118,737
F5 Networks, Inc. (a)	18	2,084
Facebook, Inc. (Class A) (a)	128	11,507
Fastenal Co.	74	2,709
Federal Realty Investment Trust	81	11,052
FedEx Corp.	17	2,448
Fidelity National Information Services, Inc.	59	3,958
Fifth Third Bancorp	86	1,626

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

FirstEnergy Corp.	45	$1,409
Fiserv, Inc. (a)	17	1,472
FleetCor Technologies, Inc. (a)	15	2,064
Flowserve Corp.	35	1,440
Fluor Corp.	43	1,821
FMC Corp.	33	1,119
FMC Technologies, Inc. (a)	55	1,705
Foot Locker, Inc.	36	2,591
Ford Motor Co.	533	7,233
Franklin Resources, Inc.	102	3,801
Freeport-McMoRan, Inc.	81	785
Frontier Communications Corp.	177	841
GameStop Corp. (Class A)	36	1,484
Gap, Inc.	79	2,251
Garmin, Ltd.	29	1,041
Gartner, Inc. (a)	100	8,393
General Dynamics Corp.	71	9,794
General Electric Co.	549	13,846
General Mills, Inc.	659	36,990
General Motors Co.	252	7,565
Genuine Parts Co.	67	5,554
Gilead Sciences, Inc.	345	33,876
Goldman Sachs Group, Inc.	42	7,298
H&R Block, Inc.	80	2,896
Halliburton Co.	36	1,273
Harris Corp.	27	1,975
Hartford Financial Services Group, Inc.	40	1,831
HCA Holdings, Inc. (a)	21	1,625
HCP, Inc.	26	969
Helmerich & Payne, Inc.	26	1,229
Henry Schein, Inc. (a)	125	16,590
Hershey Co.	128	11,761
Hertz Global Holdings, Inc. (a)	37	619
Hess Corp.	30	1,502
Hewlett-Packard Co.	567	14,521
HollyFrontier Corp.	22	1,074
Home Depot, Inc.	392	45,272
Honeywell International, Inc.	179	16,950
Hormel Foods Corp.	11	696
Host Hotels & Resorts, Inc.	49	775
Hudson City Bancorp, Inc.	112	1,139
Humana, Inc.	13	2,327
Illinois Tool Works, Inc.	18	1,482
Ingersoll-Rand PLC	18	914
Intel Corp.	1,467	44,215
Intercontinental Exchange, Inc.	6	1,410
International Business Machines Corp.	144	20,876
International Flavors & Fragrances, Inc.	19	1,962
International Paper Co.	32	1,209
Intuit, Inc.	123	10,916
Intuitive Surgical, Inc. (a)	9	4,136
Invesco, Ltd.	29	906
J.B. Hunt Transport Services, Inc.	68	4,855
J.M. Smucker Co.	49	5,590
Jacobs Engineering Group, Inc. (a)	19	711
Johnson & Johnson	1,046	97,644
Johnson Controls, Inc.	42	1,737
JPMorgan Chase & Co.	384	23,412
Juniper Networks, Inc.	41	1,054
Kellogg Co.	238	15,839
Keurig Green Mountain, Inc.	26	1,356
KeyCorp	83	1,080
Kimberly-Clark Corp.	184	20,063
Kinder Morgan, Inc.	43	1,190
KLA-Tencor Corp.	17	850
Kohl’s Corp.	22	1,019
Kraft Heinz Co.	24	1,694
Kroger Co.	112	4,040
L Brands, Inc.	18	1,622
L-3 Communications Holdings, Inc.	9	941
Laboratory Corp. of America Holdings (a)	107	11,606
Las Vegas Sands Corp.	97	3,683
Leucadia National Corp.	40	810
Liberty Interactive Corp. QVC Group (Class A) (a)	40	1,049
Liberty Media Corp. (Class A) (a)	33	1,179
Liberty Media Corp. (Class C) (a)	66	2,274
Lincoln National Corp.	22	1,044
Linear Technology Corp.	66	2,663
Lockheed Martin Corp.	78	16,170
Loews Corp.	27	976
Lowe’s Cos., Inc.	254	17,506
Lululemon Athletica, Inc. (a)	29	1,469
M&T Bank Corp.	9	1,098
Macy’s, Inc.	126	6,466
ManpowerGroup, Inc.	13	1,065
Marathon Oil Corp.	61	939
Marathon Petroleum Corp.	188	8,710
Marsh & McLennan Cos., Inc.	256	13,368
Mastercard, Inc. (Class A)	321	28,929
Mattel, Inc.	94	1,980
McCormick & Co., Inc.	171	14,053
McDonald’s Corp.	590	58,133
McKesson Corp.	54	9,992
Mead Johnson Nutrition Co.	100	7,040
Merck & Co., Inc.	445	21,979
MetLife, Inc.	90	4,243
Mettler-Toledo International, Inc. (a)	9	2,563
MGM Resorts International (a)	41	756
Micron Technology, Inc. (a)	40	599
Microsoft Corp.	2,242	99,231
Molson Coors Brewing Co. (Class B)	16	1,328
Mondelez International, Inc. (Class A)	109	4,564
Monsanto Co.	115	9,814
Monster Beverage Corp. (a)	42	5,676
Morgan Stanley	106	3,339
Mosaic Co.	24	747
Motorola Solutions, Inc.	155	10,599
Murphy Oil Corp.	17	411
Nabors Industries, Ltd.	42	397
National Oilwell Varco, Inc.	26	979
Navient Corp.	70	787
NetApp, Inc.	29	858
New York Community Bancorp, Inc.	73	1,318
Newell Rubbermaid, Inc.	67	2,661
Newmont Mining Corp.	684	10,992
News Corp. (Class A)	63	795
NextEra Energy, Inc.	85	8,292

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

NIKE, Inc. (Class B)	185	$22,749
Noble Energy, Inc.	15	453
Nordstrom, Inc.	39	2,797
Norfolk Southern Corp.	15	1,146
Northern Trust Corp.	18	1,227
Northrop Grumman Corp.	52	8,629
NRG Energy, Inc.	30	446
Nucor Corp.	21	789
NVIDIA Corp.	59	1,454
O’Reilly Automotive, Inc. (a)	63	15,750
Occidental Petroleum Corp.	52	3,440
Oceaneering International, Inc.	27	1,061
Omnicom Group, Inc.	65	4,283
ONEOK, Inc.	16	515
Oracle Corp.	933	33,700
PACCAR, Inc.	18	939
Parker-Hannifin Corp.	9	876
Patterson Cos., Inc.	106	4,584
Paychex, Inc.	498	23,720
PayPal Holdings, Inc. (a)	145	4,501
People’s United Financial, Inc.	407	6,402
Pepco Holdings, Inc.	300	7,266
PepsiCo, Inc.	605	57,051
Pfizer, Inc.	624	19,600
PG&E Corp.	285	15,048
Philip Morris International, Inc.	63	4,998
Phillips 66	182	13,985
Pioneer Natural Resources Co.	5	608
PNC Financial Services Group, Inc.	54	4,817
Polaris Industries, Inc.	19	2,278
PPG Industries, Inc.	12	1,052
PPL Corp.	44	1,447
Praxair, Inc.	66	6,723
Precision Castparts Corp.	31	7,121
Priceline Group, Inc. (a)	13	16,079
Principal Financial Group, Inc.	22	1,041
Procter & Gamble Co.	1,010	72,659
Progressive Corp.	151	4,627
ProLogis, Inc.	27	1,050
Prudential Financial, Inc.	35	2,667
Public Service Enterprise Group, Inc.	36	1,518
Public Storage	78	16,507
Pulte Group, Inc.	54	1,019
QUALCOMM, Inc.	461	24,770
Quest Diagnostics, Inc.	18	1,106
Ralph Lauren Corp.	15	1,772
Range Resources Corp.	38	1,221
Raytheon Co.	77	8,413
Regions Financial Corp.	136	1,225
RenaissanceRe Holdings, Ltd.	100	10,632
Republic Services, Inc.	137	5,644
ResMed, Inc.	34	1,733
Reynolds American, Inc.	232	10,271
Robert Half International, Inc.	38	1,944
Rockwell Automation, Inc.	37	3,754
Rockwell Collins, Inc.	38	3,110
Ross Stores, Inc.	196	9,500
Royal Caribbean Cruises, Ltd.	19	1,693
SanDisk Corp.	12	652
SBA Communications Corp. (Class A) (a)	116	12,150
SCANA Corp.	30	1,688
Schlumberger, Ltd.	100	6,897
Scripps Networks Interactive, Inc. (Class A)	21	1,033
SEI Investments Co.	39	1,881
Sempra Energy	22	2,128
Sherwin-Williams Co.	50	11,139
Sigma-Aldrich Corp.	128	17,782
Simon Property Group, Inc.	7	1,286
Skyworks Solutions, Inc.	41	3,453
Southern Co.	652	29,144
Southwest Airlines Co.	6	228
Southwestern Energy Co. (a)	78	990
Spectra Energy Corp.	52	1,366
St. Jude Medical, Inc.	66	4,164
Stanley Black & Decker, Inc.	12	1,164
Staples, Inc.	93	1,091
Starbucks Corp.	648	36,832
Starwood Hotels & Resorts Worldwide, Inc.	13	864
State Street Corp. (f)	36	2,420
Stericycle, Inc. (a)	105	14,628
Stryker Corp.	13	1,223
SunTrust Banks, Inc.	53	2,027
Symantec Corp.	46	896
Synopsys, Inc. (a)	194	8,959
Sysco Corp.	213	8,301
T. Rowe Price Group, Inc.	67	4,656
Target Corp.	266	20,924
TD Ameritrade Holding Corp.	61	1,942
Teradata Corp. (a)	41	1,187
Tesoro Corp.	21	2,042
Texas Instruments, Inc.	238	11,786
Textron, Inc.	28	1,054
Thermo Fisher Scientific, Inc.	13	1,590
Tiffany & Co.	29	2,239
Time Warner Cable, Inc.	14	2,511
Time Warner, Inc.	61	4,194
TJX Cos., Inc.	348	24,854
Tractor Supply Co.	39	3,288
Travelers Cos., Inc.	125	12,441
TripAdvisor, Inc. (a)	28	1,765
Twenty-First Century Fox, Inc. (Class A)	370	9,983
Twenty-First Century Fox, Inc. (Class B)	130	3,519
Tyson Foods, Inc. (Class A)	28	1,207
U.S. Bancorp	189	7,751
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	2,450
Under Armour, Inc. (Class A) (a)	34	3,291
Union Pacific Corp.	229	20,246
United Parcel Service, Inc. (Class B)	137	13,521
United Technologies Corp.	39	3,471
UnitedHealth Group, Inc.	159	18,446
Universal Health Services, Inc. (Class B)	12	1,498
Unum Group	30	962
Urban Outfitters, Inc. (a)	33	970
V.F. Corp.	200	13,642
Valero Energy Corp.	81	4,868
Varian Medical Systems, Inc. (a)	200	14,756
Ventas, Inc.	61	3,420
Verizon Communications, Inc.	770	33,503

See accompanying notes to financial statements.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Visa, Inc. (Class A)	640	$44,582
Voya Financial, Inc.	28	1,086
W.R. Berkley Corp.	139	7,557
W.W. Grainger, Inc.	16	3,440
Wabtec Corp.	22	1,937
Wal-Mart Stores, Inc.	705	45,712
Walgreens Boots Alliance, Inc.	44	3,656
Walt Disney Co.	358	36,588
Waste Management, Inc.	329	16,387
Waters Corp. (a)	21	2,482
WEC Energy Group, Inc.	194	10,131
Wells Fargo & Co.	582	29,886
Welltower, Inc.	181	12,257
Western Digital Corp.	13	1,033
Western Union Co.	68	1,248
Westlake Chemical Corp.	13	675
WestRock Co.	22	1,132
Weyerhaeuser Co.	34	930
Whirlpool Corp.	7	1,031
Whiting Petroleum Corp. (a)	14	214
Whole Foods Market, Inc.	100	3,165
Williams Cos., Inc.	22	811
Xcel Energy, Inc.	338	11,969
Xerox Corp.	123	1,197
Xilinx, Inc.	57	2,417
XL Group PLC	32	1,162
Yahoo!, Inc. (a)	143	4,134
Yum! Brands, Inc.	128	10,234
Zimmer Biomet Holdings, Inc.	10	939

		3,510,537

TOTAL COMMON STOCKS —
(Cost $6,066,094)		5,757,023

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Popular Espanol SA (expired 9/25/15) (a) (Cost $4)	154	3

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h) (Cost $16,482)	16,482	16,482

TOTAL INVESTMENTS — 99.6%
(Cost $6,082,580)		5,773,508
OTHER ASSETS & LIABILITIES — 0.4%		22,164

NET ASSETS — 100.0%		$5,795,672

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Affiliated issuer (Note 3).
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AIRLINES — 0.4%
Qantas Airways, Ltd. (a)	9,779	$25,546

BANKS — 19.2%
Australia & New Zealand Banking Group, Ltd.	14,016	266,541
Bank of Queensland, Ltd.	444	3,620
Bendigo & Adelaide Bank, Ltd.	5,084	35,381
Commonwealth Bank of Australia	6,445	329,131
National Australia Bank, Ltd.	13,745	289,380
Westpac Banking Corp.	14,387	300,067

		1,224,120

BEVERAGES — 0.6%
Coca-Cola Amatil, Ltd.	4,840	30,624
Treasury Wine Estates, Ltd.	1,344	6,192

		36,816

BIOTECHNOLOGY — 5.9%
CSL, Ltd.	6,025	377,410

CAPITAL MARKETS — 0.9%
Macquarie Group, Ltd.	1,016	54,696
Platinum Asset Management, Ltd.	651	3,095

		57,791

CHEMICALS — 1.7%
Incitec Pivot, Ltd.	16,682	45,688
Orica, Ltd.	5,717	60,382

		106,070

COMMERCIAL SERVICES & SUPPLIES — 2.9%
Brambles, Ltd.	27,425	187,585

CONSTRUCTION & ENGINEERING — 0.3%
CIMIC Group, Ltd.	1,324	21,850

CONSTRUCTION MATERIALS — 0.7%
Boral, Ltd.	4,540	16,802
James Hardie Industries PLC	2,403	28,755

		45,557

CONTAINERS & PACKAGING — 3.8%
Amcor, Ltd.	26,486	244,959

DIVERSIFIED FINANCIAL SERVICES — 1.6%
ASX, Ltd.	3,928	104,490

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
Telstra Corp., Ltd.	81,137	319,649
TPG Telecom, Ltd.	1,466	11,181

		330,830

ELECTRIC UTILITIES — 0.3%
AusNet Services	18,749	17,972

ENERGY EQUIPMENT & SERVICES — 0.2%
WorleyParsons, Ltd.	2,343	9,724

FOOD & STAPLES RETAILING — 11.9%
Wesfarmers, Ltd.	14,575	401,428
Woolworths, Ltd.	20,538	358,263

		759,691

GAS UTILITIES — 1.0%
APA Group	10,901	65,452

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Cochlear, Ltd.	711	41,677

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Healthscope, Ltd.	24,016	43,007
Ramsay Health Care, Ltd.	2,647	108,687
Sonic Healthcare, Ltd.	6,670	85,483

		237,177

HOTELS, RESTAURANTS & LEISURE — 1.6%
Aristocrat Leisure, Ltd.	1,378	8,332
Crown Resorts, Ltd.	4,057	28,205
Flight Centre Travel Group, Ltd.	673	17,061
Tabcorp Holdings, Ltd.	3,745	12,282
Tatts Group, Ltd.	14,155	37,376

		103,256

INSURANCE — 5.1%
AMP, Ltd.	11,415	44,570
Insurance Australia Group, Ltd.	23,387	79,490
Medibank Pvt, Ltd.	33,547	57,011
QBE Insurance Group, Ltd.	4,631	41,920
Suncorp Group, Ltd.	11,731	100,422

		323,413

IT SERVICES — 0.1%
Computershare, Ltd.	729	5,421

MEDIA — 0.2%
REA Group, Ltd.	490	15,251

METALS & MINING — 11.8%
Alumina, Ltd.	8,525	6,735
BHP Billiton, Ltd.	26,473	413,085
Fortescue Metals Group, Ltd.	24,411	31,200
Iluka Resources, Ltd.	4,088	17,828
Newcrest Mining, Ltd. (a)	5,050	45,039
Rio Tinto, Ltd.	6,096	208,052
South32, Ltd. (a)	29,483	28,261

		750,200

MULTI-UTILITIES — 1.7%
AGL Energy, Ltd.	9,788	109,772

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	5,759	15,692

OIL, GAS & CONSUMABLE FUELS — 3.9%
Caltex Australia, Ltd.	1,213	26,645
Origin Energy, Ltd. (b)	3,468	13,492
Santos, Ltd.	2,318	6,479
Woodside Petroleum, Ltd.	9,947	202,084

		248,700

PROFESSIONAL SERVICES — 0.4%
Seek, Ltd.	3,240	27,304

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Dexus Property Group	4,928	24,744
Federation Centres	14,055	27,044
Goodman Group	11,642	47,827
GPT Group	25,123	79,568
Mirvac Group	12,676	15,311
Scentre Group	46,863	128,347
Stockland	18,987	51,335

See accompanying notes to financial statements.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Westfield Corp.	20,866	$146,092

		520,268

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Lend Lease Group	6,184	54,501

ROAD & RAIL — 0.8%
Asciano, Ltd.	1,979	11,674
Aurizon Holdings, Ltd.	10,474	36,850

		48,524

TRANSPORTATION INFRASTRUCTURE — 3.0%
Sydney Airport	13,612	56,972
Transurban Group	19,314	134,819

		191,791

TOTAL COMMON STOCKS —
(Cost $7,681,700)		6,308,810

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $1,749)	1,749	1,749

TOTAL INVESTMENTS — 99.0%
(Cost $7,683,449)		6,310,559
OTHER ASSETS & LIABILITIES — 1.0%		64,125

NET ASSETS — 100.0%		$6,374,684

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc. (Class B)	9,323	$11,613
CAE, Inc.	792	8,353

		19,966

AUTO COMPONENTS — 2.6%
Magna International, Inc.	5,039	240,581

BANKS — 18.6%
Bank of Montreal	4,603	249,874
Bank of Nova Scotia	7,059	309,749
Canadian Imperial Bank of Commerce	5,295	378,671
National Bank of Canada	2,624	83,376
Royal Bank of Canada	6,469	356,044
Toronto-Dominion Bank	9,063	355,571

		1,733,285

CAPITAL MARKETS — 2.2%
CI Financial Corp.	8,792	198,701
IGM Financial, Inc.	255	6,440

		205,141

CHEMICALS — 3.4%
Agrium, Inc.	645	57,539
Methanex Corp.	2,262	74,607
Potash Corp. of Saskatchewan, Inc.	8,950	183,112

		315,258

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	459	13,003

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Onex Corp.	1,174	67,452

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
BCE, Inc.	2,954	120,346
TELUS Corp.	6,470	202,926

		323,272

ELECTRIC UTILITIES — 1.3%
Fortis, Inc.	4,275	121,710

FOOD & STAPLES RETAILING — 8.5%
Alimentation Couche-Tard, Inc. (Class B)	6,675	305,546
Empire Co., Ltd. (Class A)	3,244	66,419
George Weston, Ltd.	874	70,379
Jean Coutu Group PJC, Inc. (Class A)	2,995	44,924
Loblaw Cos., Ltd.	1,662	85,176
Metro, Inc., (Class A)	7,976	216,310

		788,754

FOOD PRODUCTS — 1.9%
Saputo, Inc.	8,083	176,648

HOTELS, RESTAURANTS & LEISURE — 0.1%
Restaurant Brands International, Inc.	244	8,743

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	1,616	7,473

INSURANCE — 10.8%
Fairfax Financial Holdings, Ltd.	236	106,979
Great-West Lifeco, Inc.	10,778	257,010
Industrial Alliance Insurance & Financial Services, Inc.	482	14,316
Intact Financial Corp.	4,391	306,947
Manulife Financial Corp.	6,780	104,378
Power Corp. of Canada	2,669	55,084
Power Financial Corp.	3,435	78,400
Sun Life Financial, Inc.	2,633	84,526

		1,007,640

IT SERVICES — 1.9%
CGI Group, Inc. (Class A) (a)	4,875	175,808

MEDIA — 2.6%
Shaw Communications, Inc. (Class B)	5,484	105,696
Thomson Reuters Corp.	3,484	139,391

		245,087

METALS & MINING — 2.6%
Agnico-Eagle Mines, Ltd.	971	24,501
Barrick Gold Corp.	6,206	39,300
Eldorado Gold Corp.	2,648	8,453
First Quantum Minerals, Ltd.	2,929	10,683
Franco-Nevada Corp.	977	42,856
Goldcorp, Inc.	4,043	50,451
Kinross Gold Corp. (a)	5,516	9,545
Silver Wheaton Corp.	2,194	26,249
Teck Resources, Ltd. (Class B)	4,241	20,150
Turquoise Hill Resources, Ltd. (a)	1,617	4,113
Yamana Gold, Inc.	4,313	7,238

		243,539

MULTI-UTILITIES — 1.3%
Atco, Ltd. (Class I)	827	24,180
Canadian Utilities, Ltd. (Class A)	3,749	100,975

		125,155

MULTILINE RETAIL — 4.0%
Canadian Tire Corp., Ltd. (Class A)	564	50,502
Dollarama, Inc.	4,787	321,811

		372,313

OIL, GAS & CONSUMABLE FUELS — 17.6%
AltaGas, Ltd.	959	23,519
ARC Resources, Ltd.	766	10,079
Baytex Energy Corp.	705	2,245
Cameco Corp.	1,070	12,985
Canadian Natural Resources, Ltd.	10,172	197,188
Canadian Oil Sands, Ltd.	2,783	13,098
Cenovus Energy, Inc.	4,518	68,206
Crescent Point Energy Corp.	1,658	18,884
Enbridge, Inc.	3,183	117,638
Encana Corp.	3,406	21,823
Enerplus Corp.	1,106	5,362
Husky Energy, Inc.	4,356	67,613
Imperial Oil, Ltd.	8,568	270,198
Inter Pipeline, Ltd.	1,802	33,091
Keyera Corp.	4,343	119,046
MEG Energy Corp. (a)	419	2,575
Paramount Resources, Ltd. (Class A) (a)	64	470
Pembina Pipeline Corp.	2,163	51,804
Peyto Exploration & Development Corp.	3,258	67,435
PrairieSky Royalty, Ltd.	4,670	88,335
Suncor Energy, Inc.	8,609	229,175
Tourmaline Oil Corp. (a)	341	7,903

See accompanying notes to financial statements.

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

TransCanada Corp.	4,031	$126,880
Veresen, Inc.	2,246	17,088
Vermilion Energy, Inc.	2,242	71,857

		1,644,497

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	168	5,313

PHARMACEUTICALS — 0.7%
Valeant Pharmaceuticals International, Inc. (a)	366	65,027

REAL ESTATE INVESTMENT TRUSTS — 1.4%
H&R Real Estate Investment Trust	3,892	59,714
RioCan REIT	3,712	70,519

		130,233

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Brookfield Asset Management, Inc. (Class A)	3,953	123,806
First Capital Realty, Inc.	6,722	93,758

		217,564

ROAD & RAIL — 5.5%
Canadian National Railway Co.	5,744	324,667
Canadian Pacific Railway, Ltd.	1,303	186,154

		510,821

SOFTWARE — 1.5%
Constellation Software, Inc.	29	12,099
Open Text Corp.	2,928	130,512

		142,611

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	1,199	7,324

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Gildan Activewear, Inc.	6,544	196,608

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Finning International, Inc.	4,030	58,855

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc. (Class B)	3,168	108,648

TOTAL COMMON STOCKS —
(Cost $10,318,036)		9,278,329

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c) (Cost $6,707)	6,707	6,707

TOTAL INVESTMENTS — 99.6%
(Cost $10,324,743)		9,285,036
OTHER ASSETS & LIABILITIES — 0.4%		34,063

NET ASSETS — 100.0%		$9,319,099

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 4.5%
Deutsche Post AG	15,939	$440,794

AIRLINES — 0.5%
Deutsche Lufthansa AG (a)	3,402	47,184

AUTO COMPONENTS — 2.9%
Continental AG	1,330	282,225

AUTOMOBILES — 7.6%
Bayerische Motoren Werke AG	1,180	104,347
Bayerische Motoren Werke AG Preference Shares	1,664	113,917
Daimler AG	3,921	283,837
Porsche Automobil Holding SE Preference Shares	1,716	72,970
Volkswagen AG	195	22,844
Volkswagen AG Preference Shares	1,280	139,665

		737,580

BANKS — 0.7%
Commerzbank AG (a)	6,718	70,655

BIOTECHNOLOGY — 1.0%
QIAGEN NV (a)	3,598	92,515

CAPITAL MARKETS — 2.5%
Deutsche Bank AG	8,940	240,201

CHEMICALS — 11.2%
BASF SE	7,592	578,982
Evonik Industries AG	1,423	47,518
Fuchs Petrolub SE Preference Shares	1,063	46,882
K+S AG	2,076	69,346
Lanxess AG	331	15,450
Linde AG	1,228	198,691
Symrise AG	2,166	130,053

		1,086,922

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	448	30,635

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Deutsche Boerse AG	3,370	289,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
Deutsche Telekom AG	15,707	278,511
Telefonica Deutschland Holding AG	11,949	72,839

		351,350

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	202	10,421

FOOD & STAPLES RETAILING — 0.4%
Metro AG	1,240	34,175

HEALTH CARE PROVIDERS & SERVICES — 5.8%
Fresenius Medical Care AG & Co. KGaA	4,102	319,696
Fresenius SE & Co. KGaA	3,671	245,865

		565,561

HOUSEHOLD PRODUCTS — 4.9%
Henkel AG & Co. KGaA	1,185	104,418
Henkel AG & Co. KGaA Preference Shares	3,599	369,479

		473,897

INDUSTRIAL CONGLOMERATES — 6.4%
Siemens AG	6,993	624,006

INSURANCE — 10.7%
Allianz SE	3,049	477,333
Hannover Rueck SE	1,905	194,656
Muenchener Rueckversicherungs- Gesellschaft AG	1,941	361,287

		1,033,276

INTERNET SOFTWARE & SERVICES — 0.9%
United Internet AG	1,651	83,420

MACHINERY — 2.7%
GEA Group AG	1,973	74,957
MAN SE	1,864	189,676

		264,633

MEDIA — 3.3%
Axel Springer SE	615	34,270
Kabel Deutschland Holding AG (a)	592	76,986
ProSiebenSat.1 Media SE	2,070	101,298
RTL Group SA (b)	702	60,455
RTL Group SA (b)	534	45,898

		318,907

METALS & MINING — 0.2%
ThyssenKrupp AG	1,103	19,305

MULTI-UTILITIES — 2.8%
E.ON SE	22,771	195,135
RWE AG	7,047	79,842

		274,977

PERSONAL PRODUCTS — 2.5%
Beiersdorf AG	2,721	240,464

PHARMACEUTICALS — 7.9%
Bayer AG	4,235	541,041
Merck KGaA	2,502	220,887

		761,928

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Deutsche Wohnen AG	463	12,344
Vonovia SE	4,620	148,240

		160,584

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Infineon Technologies AG	10,729	120,421

SOFTWARE — 5.8%
SAP SE	8,690	562,127

TEXTILES, APPAREL & LUXURY GOODS — 4.1%
adidas AG	2,532	203,525
Hugo Boss AG	1,716	192,315

		395,840

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Brenntag AG	334	17,957

See accompanying notes to financial statements.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	445	$27,415

TOTAL COMMON STOCKS —
(Cost $11,181,525)		9,659,143

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $1)	1	1

TOTAL INVESTMENTS — 99.7%
(Cost $11,181,526)		9,659,144
OTHER ASSETS & LIABILITIES — 0.3%		28,922

NET ASSETS — 100.0%		$9,688,066

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	2,500	$47,677

AIRLINES — 1.5%
ANA Holdings, Inc.	18,000	50,259
Japan Airlines Co., Ltd.	3,600	126,698

		176,957

AUTO COMPONENTS — 5.0%
Aisin Seiki Co., Ltd.	700	23,379
Bridgestone Corp.	8,500	292,832
Denso Corp.	1,900	79,893
Koito Manufacturing Co., Ltd.	1,300	42,170
NGK Spark Plug Co., Ltd.	1,800	41,015
NHK Spring Co., Ltd.	400	3,858
NOK Corp.	200	4,297
Stanley Electric Co., Ltd.	200	3,966
Sumitomo Electric Industries, Ltd.	3,300	41,978
Sumitomo Rubber Industries, Inc.	2,000	27,654
Toyoda Gosei Co., Ltd.	200	3,913
Toyota Industries Corp.	600	28,355
Yokohama Rubber Co., Ltd.	200	3,509

		596,819

AUTOMOBILES — 7.6%
Daihatsu Motor Co., Ltd.	2,100	24,215
Fuji Heavy Industries, Ltd.	7,000	250,332
Honda Motor Co., Ltd.	5,000	147,748
Isuzu Motors, Ltd.	1,200	11,973
Mazda Motor Corp.	600	9,418
Mitsubishi Motors Corp.	9,300	70,819
Nissan Motor Co., Ltd.	12,200	111,441
Suzuki Motor Corp.	500	15,288
Toyota Motor Corp.	4,400	256,105
Yamaha Motor Co., Ltd.	400	7,986

		905,325

BANKS — 7.4%
Aozora Bank, Ltd.	14,000	48,395
Bank of Kyoto, Ltd.	1,000	10,111
Bank of Yokohama, Ltd.	5,000	30,230
Chiba Bank, Ltd.	3,000	21,191
Chugoku Bank, Ltd.	400	5,908
Fukuoka Financial Group, Inc.	2,000	9,469
Gunma Bank, Ltd.	1,000	6,371
Hachijuni Bank, Ltd.	1,000	7,055
Hiroshima Bank, Ltd.	1,000	5,745
Hokuhoku Financial Group, Inc.	2,000	4,559
Iyo Bank, Ltd.	600	6,858
Joyo Bank, Ltd.	1,000	5,244
Mitsubishi UFJ Financial Group, Inc.	36,500	218,333
Mizuho Financial Group, Inc.	98,300	182,950
Resona Holdings, Inc.	14,400	72,899
Seven Bank, Ltd.	4,600	19,819
Shinsei Bank, Ltd.	3,000	6,137
Shizuoka Bank, Ltd.	1,000	9,986
Sumitomo Mitsui Financial Group, Inc.	4,700	177,067
Sumitomo Mitsui Trust Holdings, Inc.	8,000	29,217
Suruga Bank, Ltd.	600	11,102

		888,646

BEVERAGES — 1.2%
Asahi Group Holdings, Ltd.	1,400	45,239
Kirin Holdings Co., Ltd.	4,100	53,593
Suntory Beverage & Food, Ltd.	1,300	49,768

		148,600

BUILDING PRODUCTS — 0.4%
Asahi Glass Co., Ltd.	4,000	23,279
Daikin Industries, Ltd.	200	11,148
LIXIL Group Corp.	600	12,124

		46,551

CAPITAL MARKETS — 0.3%
Daiwa Securities Group, Inc.	2,000	12,854
Nomura Holdings, Inc.	4,800	27,578
SBI Holdings, Inc.	200	2,239

		42,671

CHEMICALS — 2.6%
Asahi Kasei Corp.	7,000	49,096
Daicel Corp.	200	2,441
Hitachi Chemical Co., Ltd.	200	2,740
JSR Corp.	200	2,869
Kaneka Corp.	2,000	14,662
Kuraray Co., Ltd.	1,400	17,371
Mitsubishi Chemical Holdings Corp.	3,800	19,713
Mitsubishi Gas Chemical Co., Inc.	1,000	4,592
Mitsui Chemicals, Inc.	2,000	6,363
Nippon Paint Holdings Co., Ltd.	2,200	38,227
Nitto Denko Corp.	200	11,898
Shin-Etsu Chemical Co., Ltd.	1,200	61,270
Sumitomo Chemical Co., Ltd.	2,000	10,053
Taiyo Nippon Sanso Corp.	100	945
Teijin, Ltd.	2,000	6,045
Toray Industries, Inc.	7,000	60,231

		308,516

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Dai Nippon Printing Co., Ltd.	2,000	19,271
Park24 Co., Ltd.	2,200	41,257
Secom Co., Ltd.	1,100	65,845
Toppan Printing Co., Ltd.	2,000	16,048

		142,421

CONSTRUCTION & ENGINEERING — 0.6%
JGC Corp.	2,000	26,443
Kajima Corp.	2,000	10,571
Obayashi Corp.	1,000	8,500
Shimizu Corp.	1,000	8,550
Taisei Corp.	2,000	12,992

		67,056

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	3,000	8,968

CONSUMER FINANCE — 0.1%
Acom Co., Ltd. (a)	300	1,526
AEON Financial Service Co., Ltd.	100	1,967
Credit Saison Co., Ltd.	200	3,615

		7,108

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	$6,326

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	1,300	34,680

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Japan Exchange Group, Inc.	6,400	92,822
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	4,375
ORIX Corp.	2,000	25,583

		122,780

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Nippon Telegraph & Telephone Corp.	3,800	132,563

ELECTRIC UTILITIES — 1.5%
Chubu Electric Power Co., Inc.	3,100	45,582
Chugoku Electric Power Co., Inc.	1,300	17,877
Hokuriku Electric Power Co.	700	9,387
Kansai Electric Power Co., Inc. (a)	3,100	34,348
Kyushu Electric Power Co., Inc. (a)	1,000	10,863
Shikoku Electric Power Co., Inc.	300	4,872
Tohoku Electric Power Co., Inc.	900	12,151
Tokyo Electric Power Co., Inc. (a)	7,400	49,245

		184,325

ELECTRICAL EQUIPMENT — 0.4%
Fuji Electric Holdings Co., Ltd.	1,000	3,607
Mitsubishi Electric Corp.	2,000	18,203
Nidec Corp.	400	27,340

		49,150

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Citizen Holdings Co., Ltd.	400	2,752
Hamamatsu Photonics K.K.	100	2,254
Hirose Electric Co., Ltd.	100	10,830
Hitachi High-Technologies Corp.	100	2,152
Hitachi, Ltd.	14,000	70,243
Ibiden Co., Ltd.	200	2,610
Keyence Corp.	500	222,102
Kyocera Corp.	700	31,912
Murata Manufacturing Co., Ltd.	1,700	218,169
Nippon Electric Glass Co., Ltd.	1,000	4,809
Omron Corp.	200	5,987
Shimadzu Corp.	1,000	14,320
TDK Corp.	100	5,619
Yaskawa Electric Corp.	200	2,024
Yokogawa Electric Corp.	200	2,082

		597,865

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd.	3,300	51,113
FamilyMart Co., Ltd.	200	9,101
Lawson, Inc.	1,200	88,273
Seven & i Holdings Co., Ltd.	2,000	90,911

		239,398

FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc.	2,000	41,999
Calbee, Inc.	1,000	32,188
MEIJI Holdings Co., Ltd.	200	14,595
NH Foods, Ltd.	1,000	20,340
Nisshin Seifun Group, Inc.	500	7,235
Nissin Foods Holding Co., Ltd.	600	27,504
Toyo Suisan Kaisha, Ltd.	600	22,644
Yamazaki Baking Co., Ltd.	1,000	15,330

		181,835

GAS UTILITIES — 1.2%
Osaka Gas Co., Ltd.	16,000	60,519
Toho Gas Co., Ltd.	2,000	11,756
Tokyo Gas Co., Ltd.	14,000	67,542

		139,817

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Hoya Corp.	5,500	179,239
Olympus Corp.	200	6,204
Sysmex Corp.	1,900	99,628
Terumo Corp.	700	19,697

		304,768

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	800	13,593
Medipal Holdings Corp.	500	7,895
Miraca Holdings, Inc.	600	25,350
Suzuken Co., Ltd.	300	9,957

		56,795

HEALTH CARE TECHNOLOGY — 0.6%
M3, Inc.	3,500	69,173

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Holdings Co. (Japan), Ltd.	2,000	44,905
Oriental Land Co., Ltd.	2,800	155,915

		200,820

HOUSEHOLD DURABLES — 1.5%
Casio Computer Co., Ltd.	200	3,615
Iida Group Holdings Co., Ltd.	300	4,667
Nikon Corp.	1,000	12,040
Panasonic Corp.	3,000	30,147
Rinnai Corp.	500	37,991
Sekisui Chemical Co., Ltd.	1,000	10,462
Sekisui House, Ltd.	2,600	40,488
Sharp Corp. (a)	5,000	5,719
Sony Corp.	1,300	31,462

		176,591

HOUSEHOLD PRODUCTS — 0.8%
Unicharm Corp.	5,700	100,612

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	800	24,348

INDUSTRIAL CONGLOMERATES — 0.4%
Keihan Electric Railway Co., Ltd.	1,000	6,646
Toshiba Corp. (a)	15,000	37,624

		44,270

INSURANCE — 1.5%
Dai-ichi Life Insurance Co., Ltd.	2,300	36,363
MS&AD Insurance Group Holdings, Inc.	900	23,994
Sompo Japan Nipponkoa Holdings, Inc.	600	17,314
Sony Financial Holdings, Inc.	1,800	29,428
T&D Holdings, Inc.	1,100	12,900

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Tokio Marine Holdings, Inc.	1,500	$55,634

		175,633

INTERNET & CATALOG RETAIL — 0.0% (b)
Rakuten, Inc.	400	5,090

INTERNET SOFTWARE & SERVICES — 1.1%
Kakaku.com, Inc.	2,000	32,297
Mixi, Inc.	500	17,033
Yahoo! Japan Corp.	21,000	79,606

		128,936

IT SERVICES — 1.5%
Fujitsu, Ltd.	5,000	21,646
Itochu Techno-Solutions Corp.	1,000	21,250
Nomura Research Institute, Ltd.	1,320	50,424
NTT Data Corp.	600	30,109
Otsuka Corp.	1,100	53,455

		176,884

LEISURE PRODUCTS — 1.7%
Bandai Namco Holdings, Inc.	800	18,503
Sankyo Co., Ltd.	700	24,840
Sega Sammy Holdings, Inc.	200	1,944
Shimano, Inc.	1,100	153,751
Yamaha Corp.	200	4,405

		203,443

MACHINERY — 5.2%
Amada Holdings Co., Ltd.	300	2,274
FANUC Corp.	1,200	183,509
Hino Motors, Ltd.	3,000	30,384
Hitachi Construction Machinery Co., Ltd.	200	2,667
IHI Corp.	2,000	5,110
JTEKT Corp.	400	5,558
Kawasaki Heavy Industries, Ltd.	2,000	6,863
Komatsu, Ltd.	2,000	29,266
Kubota Corp.	11,000	150,215
Kurita Water Industries, Ltd.	200	4,230
Makita Corp.	1,200	63,424
Mitsubishi Heavy Industries, Ltd.	5,000	22,227
Nabtesco Corp.	100	1,814
NSK, Ltd.	400	3,851
SMC Corp.	500	108,776
Sumitomo Heavy Industries, Ltd.	1,000	3,933
THK Co., Ltd.	200	3,163

		627,264

MARINE — 0.1%
Mitsui OSK Lines, Ltd.	3,000	7,164
Nippon Yusen K.K.	4,000	9,218

		16,382

MEDIA — 0.3%
Dentsu, Inc.	400	20,440
Hakuhodo DY Holdings, Inc.	500	4,722
Toho Co., Ltd.	400	9,094

		34,256

METALS & MINING — 0.6%
Hitachi Metals, Ltd.	500	5,774
JFE Holdings, Inc.	1,200	15,655
Kobe Steel, Ltd.	7,000	7,540
Mitsubishi Materials Corp.	3,000	9,068
Nippon Steel & Sumitomo Metal Corp.	1,500	27,159
Sumitomo Metal Mining Co., Ltd.	1,000	11,289

		76,485

MULTILINE RETAIL — 0.4%
Don Quijote Holdings Co., Ltd.	100	3,749
Isetan Mitsukoshi Holdings, Ltd.	600	8,978
J Front Retailing Co., Ltd.	1,200	19,378
Marui Group Co., Ltd.	300	3,605
Takashimaya Co., Ltd.	1,000	8,057

		43,767

OIL, GAS & CONSUMABLE FUELS — 1.4%
Idemitsu Kosan Co., Ltd.	800	12,197
Inpex Corp.	2,000	17,760
JX Holdings, Inc.	17,200	61,884
Showa Shell Sekiyu K.K.	1,300	10,214
TonenGeneral Sekiyu K.K.	7,000	67,624

		169,679

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	2,000	8,550

PERSONAL PRODUCTS — 2.7%
Kao Corp.	6,400	288,725
Shiseido Co., Ltd.	1,400	30,399

		319,124

PHARMACEUTICALS — 5.6%
Astellas Pharma, Inc.	5,300	68,371
Chugai Pharmaceutical Co., Ltd.	800	24,481
Daiichi Sankyo Co., Ltd.	2,600	44,938
Eisai Co., Ltd.	400	23,479
Hisamitsu Pharmaceutical Co., Inc.	200	6,663
Kyowa Hakko Kirin Co., Ltd.	2,000	29,692
Mitsubishi Tanabe Pharma Corp.	3,900	68,547
Ono Pharmaceutical Co., Ltd.	100	11,798
Otsuka Holdings Co., Ltd.	6,500	206,671
Santen Pharmaceutical Co., Ltd.	1,800	24,032
Shionogi & Co., Ltd.	900	32,126
Sumitomo Dainippon Pharma Co., Ltd.	400	3,988
Taisho Pharmaceutical Holdings Co., Ltd.	600	34,367
Takeda Pharmaceutical Co., Ltd.	2,000	87,455

		666,608

PROFESSIONAL SERVICES — 0.6%
Recruit Holdings Co., Ltd.	2,600	77,719

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Japan Prime Realty Investment Corp.	10	32,439
Japan Real Estate Investment Corp.	8	36,805
Japan Retail Fund Investment Corp.	25	48,345
Nippon Building Fund, Inc.	11	53,179
Nippon Prologis REIT, Inc.	22	39,898
United Urban Investment Corp.	38	50,703

		261,369

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	100	1,529
Daito Trust Construction Co., Ltd.	1,300	131,612
Daiwa House Industry Co., Ltd.	2,200	54,143
Mitsubishi Estate Co., Ltd.	1,000	20,336

See accompanying notes to financial statements.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Mitsui Fudosan Co., Ltd.	1,000	$27,245
Nomura Real Estate Holdings, Inc.	200	4,001
NTT Urban Development Corp.	100	916
Tokyo Tatemono Co., Ltd.	200	2,373
Tokyu Fudosan Holdings Corp.	600	3,973

		246,128

ROAD & RAIL — 4.0%
Central Japan Railway Co.	300	48,157
East Japan Railway Co.	1,100	92,352
Hankyu Hanshin Holdings, Inc.	8,000	48,762
Keikyu Corp.	2,000	15,864
Keio Corp.	2,000	14,161
Kintetsu Group Holdings Co., Ltd.	8,000	28,656
Nagoya Railroad Co., Ltd.	8,000	31,328
Nippon Express Co., Ltd.	7,000	33,257
Odakyu Electric Railway Co., Ltd.	2,000	17,935
Tobu Railway Co., Ltd.	9,000	38,551
Tokyu Corp.	4,000	29,224
West Japan Railway Co.	1,300	81,203

		479,450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Rohm Co., Ltd.	100	4,417
Tokyo Electron, Ltd.	100	4,687

		9,104

SOFTWARE — 1.1%
COLOPL, Inc.	400	6,399
GungHo Online Entertainment, Inc.	4,500	13,301
Konami Corp.	200	4,314
Nexon Co., Ltd.	200	2,647
Oracle Corp.	1,400	58,915
Trend Micro, Inc.	1,500	52,791

		138,367

SPECIALTY RETAIL — 4.5%
ABC-Mart, Inc.	700	38,926
Fast Retailing Co., Ltd.	600	242,926
Hikari Tsushin, Inc.	100	6,972
Nitori Holding Co., Ltd.	1,300	101,490
Sanrio Co., Ltd.	600	16,307
Shimamura Co., Ltd.	300	32,213
USS Co., Ltd.	4,600	76,203
Yamada Denki Co., Ltd.	4,800	19,318

		534,355

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Brother Industries, Ltd.	3,000	35,920
Canon, Inc.	3,400	98,056
FUJIFILM Holdings Corp.	1,200	44,648
Konica Minolta Holdings, Inc.	700	7,329
NEC Corp.	4,000	12,257
Ricoh Co., Ltd.	1,700	17,097
Seiko Epson Corp.	300	4,226

		219,533

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	1,700	40,284

TOBACCO — 2.2%
Japan Tobacco, Inc.	8,400	259,158

TRADING COMPANIES & DISTRIBUTORS — 3.5%
ITOCHU Corp.	7,600	79,798
Marubeni Corp.	12,600	61,419
Mitsubishi Corp.	6,900	112,547
Mitsui & Co., Ltd.	8,900	99,615
Sumitomo Corp.	5,200	50,018
Toyota Tsusho Corp.	700	14,688

		418,085

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,000	8,149

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
KDDI Corp.	13,800	307,307
NTT DoCoMo, Inc.	5,500	91,525
SoftBank Group Corp.	1,200	54,877

		453,709

TOTAL COMMON STOCKS —
(Cost $12,702,806)		11,850,942

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $4,203)	4,203	4,203

TOTAL INVESTMENTS — 99.2%
(Cost $12,707,009)		11,855,145
OTHER ASSETS & LIABILITIES — 0.8%		96,329

NET ASSETS — 100.0%		$11,951,474

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BANKS — 8.9%
Grupo Financiero Banorte SAB de CV	18,503	$90,403
Grupo Financiero Inbursa SAB de CV	38,927	80,258
Grupo Financiero Santander Mexico SAB de CV (Class B)	20,053	29,630

		200,291

BEVERAGES — 13.3%
Arca Continental SAB de CV	11,675	65,572
Coca-Cola FEMSA SAB de CV (Series L)	6,865	47,606
Fomento Economico Mexicano SAB de CV	21,125	188,566

		301,744

CHEMICALS — 1.7%
Mexichem SAB de CV	15,497	37,959

CONSTRUCTION & ENGINEERING — 3.0%
Promotora y Operadora de Infraestructura SAB de CV (a)	6,177	67,796

CONSTRUCTION MATERIALS — 2.5%
Cemex SAB de CV (a)	80,952	56,319

CONSUMER FINANCE — 1.9%
Gentera SAB de CV	26,320	42,974

FOOD & STAPLES RETAILING — 12.2%
Controladora Comercial Mexicana SAB de CV	12,191	35,314
Grupo Comercial Chedraui SA de CV	17,232	44,791
Wal-Mart de Mexico SAB de CV	80,118	196,244

		276,349

FOOD PRODUCTS — 7.5%
Gruma SAB de CV (Class B)	3,271	45,320
Grupo Bimbo SAB de CV (a)	25,951	65,556
Grupo Lala SAB de CV	25,315	59,663

		170,539

HOUSEHOLD PRODUCTS — 3.0%
Kimberly-Clark de Mexico SAB de CV (Class A)	29,996	67,668

INDUSTRIAL CONGLOMERATES — 4.9%
Alfa SAB de CV (Class A)	26,339	51,243
Grupo Carso SAB de CV	13,087	58,505

		109,748

MEDIA — 4.8%
Grupo Televisa SAB	21,029	109,446

METALS & MINING — 7.5%
Grupo Mexico SAB de CV (Series B)	52,257	126,181
Industrias Penoles SAB de CV	2,554	34,728
Minera Frisco SAB de CV (a)	17,995	9,397

		170,306

MULTILINE RETAIL — 4.0%
El Puerto de Liverpool SAB de CV	6,941	89,914

PHARMACEUTICALS — 0.8%
Genomma Lab Internacional SAB de CV (Class B) (a)	20,713	17,197

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Fibra Uno Administracion SA de CV REIT	23,048	47,479

TRANSPORTATION INFRASTRUCTURE — 8.0%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	8,509	73,819
Grupo Aeroportuario del Sureste SAB de CV (Class B)	5,221	79,572
OHL Mexico SAB de CV (a)	21,771	27,993

		181,384

WIRELESS TELECOMMUNICATION SERVICES — 13.5%
America Movil SAB de CV (Series L)	368,544	304,895

TOTAL COMMON STOCKS —
(Cost $2,987,229)		2,252,008

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $964)	964	964

TOTAL INVESTMENTS — 99.6%
(Cost $2,988,193)		2,252,972
OTHER ASSETS & LIABILITIES — 0.4%		7,927

NET ASSETS — 100.0%		$2,260,899

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 0.8%
Korea Aerospace Industries, Ltd.	333	$19,076

AIR FREIGHT & LOGISTICS — 1.2%
Hyundai Glovis Co., Ltd.	152	28,725

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	87	2,301

AUTO COMPONENTS — 5.8%
Hankook Tire Co., Ltd.	504	16,838
Hanon Systems Corp.	261	8,643
Hyundai Mobis Co., Ltd.	497	97,069
Hyundai Wia Corp.	130	14,148

		136,698

AUTOMOBILES — 11.4%
Hyundai Motor Co.	858	118,714
Hyundai Motor Co. Preference Shares (b)	330	31,739
Hyundai Motor Co. Preference Shares (b)	261	24,332
Kia Motors Corp.	2,099	94,918

		269,703

BANKS — 5.8%
BNK Financial Group, Inc.	354	4,092
DGB Financial Group, Inc.	523	4,633
Hana Financial Group, Inc.	936	20,847
Industrial Bank of Korea	1,472	16,889
KB Financial Group, Inc.	1,182	35,152
Shinhan Financial Group Co., Ltd.	1,267	44,254
Woori Bank	1,333	10,560

		136,427

BUILDING PRODUCTS — 0.2%
KCC Corp.	12	4,181

CAPITAL MARKETS — 0.3%
Daewoo Securities Co., Ltd.	118	1,185
Korea Investment Holdings Co., Ltd.	29	1,495
Mirae Asset Securities Co., Ltd.	19	448
NH Investment & Securities Co., Ltd.	111	931
Samsung Securities Co., Ltd.	51	1,955

		6,014

CHEMICALS — 3.0%
Hanwha Chemical Corp.	150	2,727
Hanwha Corp.	131	4,294
Hyosung Corp.	35	3,322
Kumho Petrochemical Co., Ltd.	50	2,244
LG Chem, Ltd.	188	45,283
LG Chem, Ltd. Preference Shares	58	9,297
Lotte Chemical Corp.	16	3,645
OCI Co., Ltd.	18	1,251

		72,063

COMMERCIAL SERVICES & SUPPLIES — 1.6%
KEPCO Plant Service & Engineering Co., Ltd.	220	22,459
S-1 Corp.	185	14,562

		37,021

CONSTRUCTION & ENGINEERING — 0.4%
Daelim Industrial Co., Ltd.	36	2,038
Daewoo Engineering & Construction Co., Ltd. (a)	83	447
GS Engineering & Construction Corp. (a)	66	1,367
Hyundai Development Co.-Engineering & Construction	23	1,058
Hyundai Engineering & Construction Co., Ltd.	134	3,866

		8,776

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	164	5,016

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
KT Corp. (a)	541	14,012
LG Uplus Corp.	940	9,596

		23,608

ELECTRIC UTILITIES — 2.0%
Korea Electric Power Corp.	1,132	46,797

ELECTRICAL EQUIPMENT — 0.3%
Doosan Heavy Industries & Construction Co., Ltd.	107	1,909
LS Industrial Systems Co., Ltd.	136	5,221

		7,130

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
LG Display Co., Ltd.	1,214	23,199
LG Innotek Co., Ltd.	83	6,162
Samsung Electro-Mechanics Co., Ltd.	388	21,048
Samsung SDI Co., Ltd.	223	20,413

		70,822

FOOD & STAPLES RETAILING — 0.7%
E-Mart Co., Ltd.	88	17,113

FOOD PRODUCTS — 1.6%
CJ CheilJedang Corp.	37	11,877
Lotte Confectionery Co., Ltd.	3	5,566
Orion Corp.	27	21,458

		38,901

GAS UTILITIES — 0.4%
Korea Gas Corp.	303	10,161

HOTELS, RESTAURANTS & LEISURE — 1.8%
Kangwon Land, Inc.	1,143	40,791
Paradise Co., Ltd.	164	3,106

		43,897

HOUSEHOLD DURABLES — 2.3%
Coway Co., Ltd.	360	25,422
Hanssem Co., Ltd.	50	12,043
LG Electronics, Inc.	446	17,177

		54,642

HOUSEHOLD PRODUCTS — 1.8%
LG Household & Health Care, Ltd.	58	41,789

INDUSTRIAL CONGLOMERATES — 4.3%
CJ Corp.	21	4,677
Doosan Corp.	21	1,967
LG Corp.	586	30,108
Samsung C&T Corp. (a)	149	18,416

See accompanying notes to financial statements.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SK Holdings Co., Ltd.	230	$47,347

		102,515

INSURANCE — 7.2%
Dongbu Insurance Co., Ltd.	523	27,048
Hanwha Life Insurance Co., Ltd.	1,725	11,876
Hyundai Marine & Fire Insurance Co., Ltd.	816	20,825
Samsung Fire & Marine Insurance Co., Ltd.	288	68,033
Samsung Life Insurance Co., Ltd.	503	41,970

		169,752

INTERNET SOFTWARE & SERVICES — 3.9%
Daum Kakao Corp.	196	20,819
NAVER Corp.	163	70,546

		91,365

IT SERVICES — 1.6%
Samsung SDS Co., Ltd.	160	38,876

MACHINERY — 0.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	211	1,134
Doosan Infracore Co., Ltd. (a)	249	1,380
Hyundai Heavy Industries Co., Ltd. (a)	98	7,978
Samsung Heavy Industries Co., Ltd.	365	3,788

		14,280

MARINE — 0.0% (c)
Hyundai Merchant Marine Co., Ltd. (a)	87	451

MEDIA — 0.4%
Cheil Worldwide, Inc. (a)	612	9,397

METALS & MINING — 2.4%
Hyundai Steel Co.	115	4,997
Korea Zinc Co., Ltd.	49	19,244
POSCO	229	32,554

		56,795

MULTILINE RETAIL — 1.3%
Hyundai Department Store Co., Ltd.	106	11,983
Lotte Shopping Co., Ltd.	70	16,861
Shinsegae Co., Ltd.	8	1,596

		30,440

OIL, GAS & CONSUMABLE FUELS — 1.5%
GS Holdings Corp.	253	9,723
S-Oil Corp.	170	8,978
SK Innovation Co., Ltd. (a)	209	17,280

		35,981

PERSONAL PRODUCTS — 3.6%
AmorePacific Corp.	160	51,970
AmorePacific Corp. Preference Shares	70	10,985
AmorePacific Group	155	21,315

		84,270

PHARMACEUTICALS — 0.8%
Celltrion, Inc. (a)	12	687
Yuhan Corp.	92	18,900

		19,587

ROAD & RAIL — 0.1%
CJ Korea Express Co., Ltd. (a)	11	1,851

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
SK Hynix, Inc.	1,406	39,797

SOFTWARE — 0.9%
NCSoft Corp.	139	22,164

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	1,164

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.1%
Samsung Electronics Co., Ltd.	391	374,078
Samsung Electronics Co., Ltd. Preference Share	101	78,138

		452,216

TOBACCO — 3.4%
KT&G Corp.	857	80,617

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Daewoo International Corp.	209	3,659
SK Networks Co., Ltd.	344	1,999

		5,658

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
SK Telecom Co., Ltd.	147	32,617

TOTAL COMMON STOCKS —
(Cost $2,968,569)		2,370,654

RIGHTS — 0.0% (c)
CAPITAL MARKETS — 0.0% (c)
Mirae Asset Securities Co., Ltd (expiring 11/5/15) (a) (Cost $118)	17	71

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $689)	689	689

TOTAL INVESTMENTS — 100.1%
(Cost $2,969,376)		2,371,414
OTHER ASSETS & LIABILITIES — (0.1)%		(2,086)

NET ASSETS — 100.0%		$2,369,328

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIRLINES — 2.3%
International Consolidated Airlines Group SA (a)	5,664	$50,352

BANKS — 27.0%
Banco Bilbao Vizcaya Argentaria SA	19,211	162,548
Banco de Sabadell SA	23,832	43,681
Banco Popular Espanol SA	9,185	33,414
Banco Santander SA	48,867	258,775
Bankia SA	19,179	24,791
Bankinter SA	4,906	35,990
CaixaBank SA	10,774	41,432

		600,631

BIOTECHNOLOGY — 2.4%
Grifols SA	1,293	53,251

CONSTRUCTION & ENGINEERING — 6.8%
ACS, Actividades de Construccion y Servicios SA	1,840	52,775
Ferrovial SA	4,110	97,903

		150,678

DIVERSIFIED TELECOMMUNICATION SERVICES — 9.4%
Telefonica SA	17,219	208,160

ELECTRIC UTILITIES — 15.3%
Endesa SA	4,299	90,409
Iberdrola SA	25,174	167,113
Red Electrica Corp. SA	1,009	83,503

		341,025

FOOD & STAPLES RETAILING — 2.4%
Distribuidora Internacional de Alimentacion SA (a)	8,921	53,803

GAS UTILITIES — 6.8%
Enagas SA	3,073	87,883
Gas Natural SDG SA	3,216	62,571

		150,454

INSURANCE — 3.4%
Grupo Catalana Occidente SA	1,307	37,480
Mapfre SA	14,407	37,551

		75,031

IT SERVICES — 4.5%
Amadeus IT Holding SA (Class A)	2,324	99,162

MACHINERY — 2.8%
Zardoya Otis SA	5,774	62,261

MEDIA — 1.4%
Mediaset Espana Comunicacion SA	2,833	30,871

OIL, GAS & CONSUMABLE FUELS — 3.6%
Repsol SA	6,838	79,459

SPECIALTY RETAIL — 7.3%
Industria de Diseno Textil SA	4,855	162,202

TRANSPORTATION INFRASTRUCTURE — 4.4%
Abertis Infraestructuras SA	4,050	63,879
Aena SA (a)(b)	312	34,392

		98,271

TOTAL COMMON STOCKS —
(Cost $3,032,721)		2,215,611

RIGHTS — 0.0% (c)
BANKS — 0.0% (c)
Banco Popular Espanol SA (expired 9/25/15) (a) (Cost $206)	9,185	184

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $328)	328	328

TOTAL INVESTMENTS — 99.8%
(Cost $3,033,255)		2,216,123
OTHER ASSETS & LIABILITIES — 0.2%		4,221

NET ASSETS — 100.0%		$2,220,344

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.6% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIRLINES — 0.3%
China Airlines, Ltd. (a)	25,000	$8,541
Eva Airways Corp. (a)	13,240	7,399

		15,940

AUTO COMPONENTS — 1.1%
Cheng Shin Rubber Industry Co., Ltd.	34,000	55,759

AUTOMOBILES — 0.1%
China Motor Corp.	3,000	2,105
Yulon Motor Co., Ltd.	6,000	5,366

		7,471

BANKS — 11.0%
Chang Hwa Commercial Bank, Ltd.	88,810	43,694
China Development Financial Holding Corp.	96,000	25,802
CTBC Financial Holding Co., Ltd.	146,367	75,345
E.Sun Financial Holding Co., Ltd.	56,259	33,061
First Financial Holding Co., Ltd	190,633	86,842
Hua Nan Financial Holdings Co., Ltd.	144,246	67,025
Mega Financial Holding Co., Ltd.	118,000	81,707
SinoPac Financial Holdings Co., Ltd.	108,084	34,138
Taishin Financial Holding Co., Ltd.	55,000	19,459
Taiwan Business Bank (a)	38,628	9,584
Taiwan Cooperative Financial Holding Co., Ltd.	186,034	76,837

		553,494

BUILDING PRODUCTS — 0.0% (b)
Taiwan Glass Industry Corp. (a)	2,000	729

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	51,311	19,011

CHEMICALS — 2.7%
Formosa Chemicals & Fibre Corp.	19,000	38,545
Formosa Plastics Corp.	28,000	59,015
Nan Ya Plastics Corp.	21,000	35,460
Taiwan Fertilizer Co., Ltd.	3,000	3,735

		136,755

CONSTRUCTION & ENGINEERING — 0.0% (b)
CTCI Corp.	2,000	2,393

CONSTRUCTION MATERIALS — 1.1%
Asia Cement Corp.	33,000	32,271
Taiwan Cement Corp.	25,000	25,321

		57,592

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Chailease Holding Co., Ltd.	3,120	4,880
Fubon Financial Holding Co., Ltd.	33,000	51,413

		56,293

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Asia Pacific Telecom Co., Ltd. (a)	12,000	3,488
Chunghwa Telecom Co., Ltd.	92,000	276,049

		279,537

ELECTRICAL EQUIPMENT — 0.1%
Teco Electric & Machinery Co., Ltd.	9,000	7,066

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 17.6%
AU Optronics Corp.	77,000	22,707
Delta Electronics, Inc.	42,000	196,431
Hon Hai Precision Industry Co., Ltd.	128,000	332,755
Innolux Corp.	92,000	28,639
Largan Precision Co., Ltd.	2,000	155,493
Simplo Technology Co., Ltd.	10,000	32,192
Synnex Technology International Corp.	41,000	40,841
TPK Holding Co., Ltd.	2,000	4,762
WPG Holdings, Ltd.	48,000	46,211
Zhen Ding Technology Holding, Ltd.	9,000	25,747

		885,778

FOOD & STAPLES RETAILING — 2.1%
President Chain Store Corp.	17,000	105,839

FOOD PRODUCTS — 1.6%
Standard Foods Corp.	7,600	16,387
Uni-President Enterprises Corp.	38,440	66,543

		82,930

INDUSTRIAL CONGLOMERATES — 0.5%
Far Eastern New Century Corp.	26,520	23,598

INSURANCE — 2.1%
Cathay Financial Holding Co., Ltd.	58,000	79,177
China Life Insurance Co., Ltd.	19,800	15,033
Shin Kong Financial Holding Co., Ltd.	49,376	11,696

		105,906

LEISURE PRODUCTS — 1.1%
Giant Manufacturing Co., Ltd.	5,000	36,292
Merida Industry Co., Ltd.	4,000	21,502

		57,794

MACHINERY — 0.1%
Hiwin Technologies Corp.	1,030	5,474

MARINE — 0.2%
Evergreen Marine Corp., Ltd.	7,070	2,974
U-Ming Marine Transport Corp.	2,000	2,126
Wan Hai Lines, Ltd.	2,000	1,257
Yang Ming Marine Transport Corp. (a)	8,000	2,311

		8,668

METALS & MINING — 1.2%
China Steel Corp.	101,000	58,893

OIL, GAS & CONSUMABLE FUELS — 0.7%
Formosa Petrochemical Corp.	14,000	33,291

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Highwealth Construction Corp.	3,900	5,496
Ruentex Development Co., Ltd.	4,402	4,792

		10,288

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.4%
Advanced Semiconductor Engineering, Inc.	53,000	56,819
Epistar Corp.	4,000	3,079
Hermes Microvision, Inc.	1,000	37,810
Inotera Memories, Inc. (a)	60,000	37,446
Kinsus Interconnect Technology Corp.	5,000	9,566
MediaTek, Inc.	27,000	199,666
Novatek Microelectronics Corp.	15,000	46,921
Phison Electronics Corp.	3,000	18,860
Powertech Technology, Inc.	6,000	10,806

See accompanying notes to financial statements.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Radiant Opto-Electronics Corp.	2,000	$6,165
Realtek Semiconductor Corp.	4,000	6,779
Siliconware Precision Industries Co., Ltd.	28,000	34,737
Taiwan Semiconductor Manufacturing Co., Ltd.	180,000	710,652
Transcend Information, Inc.	12,000	30,248
United Microelectronics Corp.	141,000	46,247
Vanguard International Semiconductor Corp.	21,000	23,789

		1,279,590

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	10,629

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.1%
Acer, Inc. (a)	56,612	22,179
Advantech Co., Ltd.	10,000	68,332
Asustek Computer, Inc.	19,000	163,010
Casetek Holdings, Ltd.	3,000	12,755
Catcher Technology Co., Ltd.	13,000	138,380
Chicony Electronics Co., Ltd.	23,115	53,211
Compal Electronics, Inc.	60,000	33,893
Foxconn Technology Co., Ltd.	22,220	63,568
HTC Corp.	14,000	26,999
Inventec Corp.	44,000	20,846
Lite-On Technology Corp.	47,235	43,322
Pegatron Corp.	25,000	60,891
Quanta Computer, Inc.	42,000	72,833
Wistron Corp.	57,721	30,063

		810,282

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Eclat Textile Co., Ltd.	4,000	63,169
Feng TAY Enterprise Co., Ltd.	6,150	38,195
Formosa Taffeta Co., Ltd.	5,000	4,715
Pou Chen Corp.	12,000	17,985
Ruentex Industries, Ltd.	3,000	5,312

		129,376

WIRELESS TELECOMMUNICATION SERVICES — 4.3%
Far EasTone Telecommunications Co., Ltd.	39,000	84,094
Taiwan Mobile Co., Ltd.	43,000	131,243

		215,337

TOTAL COMMON STOCKS —
(Cost $6,128,108)		5,015,713

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $484)	484	484

TOTAL INVESTMENTS — 99.4%
(Cost $6,128,592)		5,016,197
OTHER ASSETS & LIABILITIES — 0.6%		28,291

NET ASSETS — 100.0%		$5,044,488

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.4%
BAE Systems PLC	8,991	$60,973
Cobham PLC	332	1,437
Meggitt PLC	1,428	10,301
Rolls-Royce Holdings PLC (a)	3,584	36,753

		109,464

AIR FREIGHT & LOGISTICS — 0.4%
Royal Mail PLC	1,339	9,306

AIRLINES — 0.5%
easyJet PLC	470	12,651

AUTO COMPONENTS — 0.6%
GKN PLC	3,579	14,529

BANKS — 7.9%
Barclays PLC	9,881	36,543
HSBC Holdings PLC	14,593	110,236
Lloyds Banking Group PLC	26,430	30,090
Royal Bank of Scotland Group PLC (a)	1,430	6,823
Standard Chartered PLC	1,526	14,812

		198,504

BEVERAGES — 2.7%
Coca-Cola HBC AG (a)	54	1,143
Diageo PLC	1,572	42,159
SABMiller PLC	418	23,661

		66,963

CAPITAL MARKETS — 1.8%
3i Group PLC	406	2,868
Aberdeen Asset Management PLC	2,001	8,987
Hargreaves Lansdown PLC	789	14,425
ICAP PLC	1,005	6,960
Investec PLC	169	1,294
Schroders PLC	242	10,282

		44,816

CHEMICALS — 1.2%
Croda International PLC	370	15,183
Johnson Matthey PLC	427	15,833

		31,016

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aggreko PLC	477	6,871
Babcock International Group PLC	238	3,290
G4S PLC	4,476	15,641

		25,802

CONTAINERS & PACKAGING — 0.1%
Rexam PLC	229	1,816

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	44	1,612

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
BT Group PLC	4,970	31,589
Inmarsat PLC	1,221	18,162

		49,751

ELECTRIC UTILITIES — 1.2%
SSE PLC	1,307	29,618

ENERGY EQUIPMENT & SERVICES — 0.3%
Amec Foster Wheeler PLC	143	1,552
Petrofac, Ltd.	518	6,026

		7,578

FOOD & STAPLES RETAILING — 1.4%
J Sainsbury PLC	2,455	9,706
Tesco PLC	6,486	17,999
William Morrison Supermarkets PLC	3,472	8,735

		36,440

FOOD PRODUCTS — 2.2%
Associated British Foods PLC	817	41,334
Tate & Lyle PLC	1,623	14,456

		55,790

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Smith & Nephew PLC	2,434	42,510

HOTELS, RESTAURANTS & LEISURE — 5.1%
Carnival PLC	42	2,178
Compass Group PLC	4,149	66,178
InterContinental Hotels Group PLC	51	1,764
Merlin Entertainments PLC (b)	1,650	9,288
TUI AG	566	10,443
Whitbread PLC	377	26,657
William Hill PLC	2,000	10,627

		127,135

HOUSEHOLD DURABLES — 0.9%
Barratt Developments PLC	197	1,923
Persimmon PLC (a)	609	18,523
Taylor Wimpey PLC	602	1,783

		22,229

HOUSEHOLD PRODUCTS — 3.9%
Reckitt Benckiser Group PLC	1,072	97,218

INDUSTRIAL CONGLOMERATES — 0.4%
Smiths Group PLC	753	11,463

INSURANCE — 4.9%
Admiral Group PLC	1,337	30,419
Aviva PLC	3,103	21,245
Direct Line Insurance Group PLC	4,836	27,463
Legal & General Group PLC	4,120	14,859
Old Mutual PLC	1,489	4,265
Prudential PLC	775	16,359
RSA Insurance Group PLC	884	5,392
St. James’s Place PLC	50	644
Standard Life PLC	404	2,373

		123,019

MACHINERY — 0.5%
IMI PLC	693	9,957
Melrose Industries PLC	307	1,228
Weir Group PLC	65	1,152

		12,337

MEDIA — 6.0%
ITV PLC	10,706	39,894
Pearson PLC	489	8,348
RELX PLC	4,106	70,405
Sky PLC	1,628	25,745

See accompanying notes to financial statements.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

WPP PLC	303	$6,302

		150,694

METALS & MINING — 4.3%
Anglo American PLC	933	7,786
Antofagasta PLC	126	954
BHP Billiton PLC	970	14,766
Fresnillo PLC	534	4,784
Glencore PLC (a)	7,143	9,906
Randgold Resources, Ltd.	232	13,572
Rio Tinto PLC	1,654	55,369

		107,137

MULTI-UTILITIES — 2.9%
Centrica PLC	4,785	16,613
National Grid PLC	3,963	55,161

		71,774

MULTILINE RETAIL — 2.2%
Marks & Spencer Group PLC	943	7,156
Next PLC	418	48,184

		55,340

OIL, GAS & CONSUMABLE FUELS — 9.7%
BG Group PLC	1,010	14,549
BP PLC	18,970	95,974
Royal Dutch Shell PLC (Class A)	3,588	84,459
Royal Dutch Shell PLC (Class B)	2,027	47,990
Tullow Oil PLC (a)	338	866

		243,838

PAPER & FOREST PRODUCTS — 0.1%
Mondi PLC	90	1,885

PERSONAL PRODUCTS — 3.1%
Unilever PLC	1,939	78,891

PHARMACEUTICALS — 6.9%
AstraZeneca PLC	1,288	81,581
GlaxoSmithKline PLC	2,393	45,890
Shire PLC	668	45,574

		173,045

PROFESSIONAL SERVICES — 1.9%
Capita PLC	1,586	28,781
Experian PLC	498	7,981
Intertek Group PLC	300	11,047

		47,809

REAL ESTATE INVESTMENT TRUSTS — 2.5%
British Land Co. PLC	1,271	16,143
Hammerson PLC	1,405	13,270
Intu Properties PLC	1,707	8,522
Land Securities Group PLC	1,142	21,779
Segro PLC	374	2,433

		62,147

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
ARM Holdings PLC	2,489	35,723

SOFTWARE — 0.9%
Sage Group PLC	2,856	21,605

SPECIALTY RETAIL — 0.7%
Dixons Carphone PLC	711	4,570
Kingfisher PLC	1,347	7,317
Sports Direct International PLC (a)	499	5,722

		17,609

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Burberry Group PLC	939	19,458

TOBACCO — 5.5%
British American Tobacco PLC	1,761	97,176
Imperial Tobacco Group PLC	779	40,273

		137,449

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Ashtead Group PLC	66	930
Bunzl PLC	1,213	32,522
Travis Perkins PLC	445	13,252
Wolseley PLC	70	4,090

		50,794

WATER UTILITIES — 0.6%
Severn Trent PLC	206	6,815
United Utilities Group PLC	653	9,149

		15,964

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Vodafone Group PLC	19,968	63,049

TOTAL COMMON STOCKS —
(Cost $2,967,538)		2,485,778

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $983)	983	983

TOTAL INVESTMENTS — 99.2%
(Cost $2,968,521)		2,486,761
OTHER ASSETS & LIABILITIES — 0.8%		20,118

NET ASSETS — 100.0%		$2,506,879

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	3,580	$68,273

AIRLINES — 0.6%
All Nippon Airways Co., Ltd.	15,000	41,882
Japan Airlines Co., Ltd.	3,000	105,582

		147,464

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd.	1,768	59,049
Bridgestone Corp.	5,703	196,473
Daido Metal Co., Ltd.	1,300	10,768
Denso Corp.	3,947	165,968
FCC Co., Ltd. (a)	1,484	23,704
Futaba Industrial Co., Ltd. (a)	608	2,188
Keihin Corp.	856	12,050
NGK Spark Plug Co., Ltd.	1,160	26,432
NHK Spring Co., Ltd.	540	5,208
Nifco, Inc. (a)	1,528	51,990
Nissin Kogyo Co., Ltd. (a)	916	13,675
NOK Corp.	1,516	32,569
Showa Corp.	1,812	14,373
Stanley Electric Co., Ltd. (a)	944	18,720
Sumitomo Electric Industries, Ltd.	5,687	72,343
Sumitomo Rubber Industries, Inc.	2,708	37,444
Tokai Rika Co., Ltd.	20	410
Toyo Tire & Rubber Co., Ltd. (a)	1,400	30,136
Toyota Industries Corp.	1,772	83,743

		857,243

AUTOMOBILES — 8.2%
Daihatsu Motor Co., Ltd. (a)	464	5,350
Fuji Heavy Industries, Ltd.	5,347	191,218
Honda Motor Co., Ltd.	14,074	415,880
Isuzu Motors, Ltd.	7,400	73,836
Mazda Motor Corp.	4,800	75,348
Mitsubishi Motors Corp. (a)	3,900	29,698
Nissan Motor Co., Ltd. (a)	20,262	185,084
Suzuki Motor Corp.	3,292	100,658
Toyota Motor Corp.	17,277	1,005,619
Yamaha Motor Co., Ltd.	1,816	36,255

		2,118,946

BANKS — 9.2%
77 Bank, Ltd.	5,803	32,803
Awa Bank, Ltd.	5,731	32,922
Bank of Kyoto, Ltd. (a)	2,916	29,485
Bank of Yokohama, Ltd.	11,947	72,232
Chiba Bank, Ltd.	9,063	64,020
Chugoku Bank, Ltd.	2,504	36,986
Fukuoka Financial Group, Inc.	9,000	42,608
Hachijuni Bank, Ltd.	8,719	61,517
Hiroshima Bank, Ltd. (a)	8,811	50,616
Hokuhoku Financial Group, Inc.	14,658	33,412
Hyakugo Bank, Ltd. (a)	6,147	29,512
Iyo Bank, Ltd.	2,380	27,205
Joyo Bank, Ltd.	6,155	32,274
Juroku Bank, Ltd. (a)	8,883	38,717
Mitsubishi UFJ Financial Group, Inc.	107,600	643,632
Mizuho Financial Group, Inc. (a)	206,900	385,071
Musashino Bank, Ltd.	620	22,286
Nanto Bank, Ltd. (a)	3,391	10,674
Nishi-Nippon City Bank, Ltd.	11,799	32,215
Resona Holdings, Inc.	14,300	72,393
Shinsei Bank, Ltd. (a)	14,726	30,125
Shizuoka Bank, Ltd.	3,363	33,584
Sumitomo Mitsui Financial Group, Inc.	10,900	410,644
Sumitomo Mitsui Trust Holdings, Inc.	29,981	109,495
Suruga Bank, Ltd.	496	9,177
Yamaguchi Financial Group, Inc. (a)	3,076	37,550

		2,381,155

BEVERAGES — 1.4%
Asahi Group Holdings, Ltd.	3,884	125,505
Ito En, Ltd. (a)	2,056	42,900
Kirin Holdings Co., Ltd.	9,207	120,349
Suntory Beverage & Food, Ltd.	1,400	53,596
Takara Holdings, Inc.	3,479	20,828

		363,178

BIOTECHNOLOGY — 0.0% (b)
GNI Group, Ltd. (a)(c)	4,000	6,613
Takara Bio, Inc.	500	4,663

		11,276

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd. (a)	384	7,653
Asahi Glass Co., Ltd. (a)	9,299	54,118
Daikin Industries, Ltd.	2,132	118,843
LIXIL Group Corp. (a)	2,672	53,991
Nippon Sheet Glass Co., Ltd. (a)(c)	9,000	7,590
TOTO, Ltd. (a)	2,222	68,924

		311,119

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc.	12,482	80,219
Jafco Co., Ltd.	312	12,244
Nomura Holdings, Inc.	27,676	159,010
Okasan Securities Group, Inc.	3,107	18,601
SBI Holdings, Inc.	2,358	26,402
Tokai Tokyo Financial Holdings, Inc. (a)	5,967	35,274

		331,750

CHEMICALS — 4.1%
Asahi Kasei Corp.	8,859	62,135
C. Uyemura & Co., Ltd.	300	14,528
Daicel Chemical Industries, Ltd.	3,055	37,293
DIC Corp.	9,391	20,936
Hitachi Chemical Co., Ltd. (a)	1,476	20,224
JSR Corp. (a)	2,060	29,550
Kaneka Corp.	3,224	23,635
Kansai Paint Co., Ltd.	3,092	41,876
Kuraray Co., Ltd.	4,471	55,474
Mitsubishi Chemical Holdings Corp.	9,123	47,327
Mitsubishi Gas Chemical Co., Inc.	3,268	15,008
Mitsui Chemicals, Inc. (a)	8,843	28,132
Nippon Paint Holdings Co., Ltd.	1,200	20,851
Nissan Chemical Industries, Ltd. (a)	3,216	70,327
Nitto Denko Corp.	1,184	70,438
Shin-Etsu Chemical Co., Ltd.	3,620	184,831

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Showa Denko KK (a)	11,723	$12,823
Sumitomo Chemical Co., Ltd.	14,674	73,759
Teijin, Ltd.	9,367	28,313
Tokai Carbon Co., Ltd. (a)	2,828	6,753
Toray Industries, Inc. (a)	11,758	101,170
Tosoh Corp. (a)	8,599	41,141
Toyobo Co., Ltd.	12,302	16,640
Ube Industries, Ltd. (a)	14,543	25,257
Zeon Corp.	3,132	24,608

		1,073,029

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	300	8,642
Dai Nippon Printing Co., Ltd. (a)	5,739	55,298
Daiseki Co., Ltd.	600	10,190
Nissha Printing Co., Ltd. (a)	336	6,388
Park24 Co., Ltd.	1,500	28,130
Secom Co., Ltd.	2,068	123,788
Toppan Printing Co., Ltd.	6,299	50,544

		282,980

COMMUNICATIONS EQUIPMENT — 0.0% (b)
Denki Kogyo Co., Ltd.	2,000	9,018

CONSTRUCTION & ENGINEERING — 1.8%
Chiyoda Corp. (a)	1,688	11,487
COMSYS Holdings Corp. (a)	3,000	35,620
JGC Corp. (a)	2,760	36,492
Kajima Corp.	11,595	61,284
Maeda Corp. (a)	5,855	42,630
Nishimatsu Construction Co., Ltd. (a)	3,000	12,424
Obayashi Corp.	8,679	73,771
Raito Kogyo Co., Ltd.	100	943
Shimizu Corp.	8,559	73,180
Taisei Corp.	16,995	110,400
Tokyu Construction Co., Ltd. (a)	200	1,646

		459,877

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	14,607	43,663

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(c)	300	1,525
AEON Financial Service Co., Ltd.	1,540	30,295
Credit Saison Co., Ltd. (a)	2,064	37,311
J Trust Co., Ltd. (a)	700	5,593
Jaccs Co., Ltd. (a)	3,000	11,247
Orient Corp. (a)(c)	6,001	10,122

		96,093

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd. (a)	1,548	24,481

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	1,492	22,000

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc. (a)	928	24,756

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Japan Exchange Group, Inc.	4,400	63,815
ORIX Corp.	11,500	147,105
Zenkoku Hosho Co., Ltd.	800	26,385

		237,305

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Nippon Telegraph & Telephone Corp.	13,200	460,482

ELECTRIC UTILITIES — 1.6%
Chubu Electric Power Co., Inc.	3,563	52,390
Chugoku Electric Power Co., Inc. (a)	2,448	33,665
Hokkaido Electric Power Co., Inc. (a)(c)	1,428	13,819
Hokuriku Electric Power Co.	2,112	28,321
Kansai Electric Power Co., Inc. (c)	7,211	79,898
Kyushu Electric Power Co., Inc. (a)(c)	3,576	38,846
Shikoku Electric Power Co., Inc. (a)	1,472	23,905
Tohoku Electric Power Co., Inc.	4,243	57,287
Tokyo Electric Power Co., Inc. (c)	13,067	86,957

		415,088

ELECTRICAL EQUIPMENT — 1.5%
Fuji Electric Holdings Co., Ltd.	9,099	32,821
Fujikura, Ltd.	6,107	25,088
Furukawa Electric Co., Ltd. (a)	5,899	9,260
GS Yuasa Corp. (a)	2,000	7,515
Mitsubishi Electric Corp.	17,974	163,584
Nidec Corp.	1,800	123,031
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	7,247
Ushio, Inc. (a)	1,536	18,378

		386,924

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Alps Electric Co., Ltd. (a)	2,368	66,335
Amano Corp. (a)	1,836	21,094
Anritsu Corp.	100	605
Citizen Holdings Co., Ltd. (a)	4,403	30,293
Hamamatsu Photonics K.K. (a)	2,300	51,852
Hirose Electric Co., Ltd. (a)	200	21,659
Hitachi, Ltd.	38,933	195,340
Horiba, Ltd. (a)	604	21,938
Ibiden Co., Ltd. (a)	1,496	19,524
Iriso Electronics Co., Ltd. (a)	300	13,026
Japan Aviation Electronics Industry, Ltd.	1,000	14,887
Keyence Corp.	340	151,029
Kyocera Corp.	2,900	132,209
Murata Manufacturing Co., Ltd.	1,628	208,929
Nippon Electric Glass Co., Ltd. (a)	5,548	26,683
Oki Electric Industry Co., Ltd. (a)	9,166	14,235
Omron Corp.	2,080	62,262
Shimadzu Corp.	3,312	47,427
TDK Corp.	1,196	67,207
Yaskawa Electric Corp. (a)	2,604	26,352
Yokogawa Electric Corp. (a)	2,964	30,861

		1,223,747

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd. (a)	6,603	102,272
Cawachi, Ltd. (a)	648	10,621
Cosmos Pharmaceutical Corp. (a)	200	23,496
FamilyMart Co., Ltd.	552	25,119
Lawson, Inc.	600	44,136
Seven & i Holdings Co., Ltd.	6,639	301,780
UNY Group Holdings Co., Ltd.	3,000	18,837

		526,261

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

FOOD PRODUCTS — 1.6%
Ajinomoto Co., Inc.	6,003	$126,060
Hokuto Corp. (a)	600	10,801
Kikkoman Corp. (a)	2,256	61,785
MEIJI Holdings Co., Ltd.	1,200	87,572
Nissin Foods Holding Co., Ltd. (a)	940	43,089
Sakata Seed Corp.	2,384	39,214
Yakult Honsha Co., Ltd. (a)	864	42,852

		411,373

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	18,150	68,651
Saibu Gas Co., Ltd.	15,273	34,814
Tokyo Gas Co., Ltd.	20,873	100,701

		204,166

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd.	1,000	35,820
Hoya Corp.	3,932	128,139
Nakanishi, Inc.	500	18,578
Olympus Corp.	1,542	47,832
Sysmex Corp.	1,200	62,923
Terumo Corp.	2,900	81,602

		374,894

HEALTH CARE PROVIDERS & SERVICES — 0.5%
BML, Inc.	300	8,329
Medipal Holdings Corp.	1,792	28,294
Miraca Holdings, Inc.	936	39,546
Nichii Gakkan Co. (a)	300	2,079
Suzuken Co., Ltd.	900	29,871
Tsukui Corp. (a)	1,400	13,431

		121,550

HEALTH CARE TECHNOLOGY — 0.0% (b)
M3, Inc.	400	7,905

HOTELS, RESTAURANTS & LEISURE — 0.5%
Oriental Land Co., Ltd. (a)	2,400	133,642
Round One Corp. (a)	1,200	4,819

		138,461

HOUSEHOLD DURABLES — 2.9%
Casio Computer Co., Ltd. (a)	3,348	60,522
Fujitsu General, Ltd.	1,000	10,821
Funai Electric Co., Ltd. (a)	595	5,470
Haseko Corp.	2,700	30,435
Nikon Corp. (a)	2,740	32,990
Panasonic Corp.	18,981	190,737
Pioneer Corp. (a)(c)	3,560	7,699
Sangetsu Co., Ltd.	500	7,953
Sekisui Chemical Co., Ltd.	3,079	32,213
Sekisui House, Ltd.	5,679	88,434
Sharp Corp. (a)(c)	8,519	9,745
Sony Corp.	10,211	247,122
Sumitomo Forestry Co., Ltd.	2,068	23,035

		747,176

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	2,700	47,658

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	1,240	37,739

INDUSTRIAL CONGLOMERATES — 0.7%
Keihan Electric Railway Co., Ltd. (a)	8,747	58,136
Nisshinbo Holdings, Inc.	2,584	29,041
Toshiba Corp. (a)(c)	35,633	89,376

		176,553

INSURANCE — 2.8%
Dai-ichi Life Insurance Co., Ltd.	9,200	145,453
MS&AD Insurance Group Holdings, Inc.	5,336	142,261
Sompo Japan Nipponkoa Holdings, Inc.	3,000	86,569
Sony Financial Holdings, Inc.	2,400	39,237
T&D Holdings, Inc.	6,300	73,881
Tokio Marine Holdings, Inc.	6,447	239,115

		726,516

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp.	500	18,975
Rakuten, Inc. (a)	7,700	97,982

		116,957

INTERNET SOFTWARE & SERVICES — 0.5%
DeNA Co., Ltd. (a)	1,200	22,234
F@N Communications, Inc.	600	3,928
Gree, Inc. (a)	900	4,020
Gurunavi, Inc. (a)	600	9,859
Internet Initiative Japan, Inc. (a)	900	16,066
Kakaku.com, Inc. (a)	400	6,459
Mixi, Inc. (a)	300	10,220
Yahoo! Japan Corp.	15,500	58,757

		131,543

IT SERVICES — 0.9%
Digital Garage, Inc. (a)	400	5,501
Fujitsu, Ltd.	15,498	67,096
IT Holdings Corp. (a)	1,232	27,805
Itochu Techno-Solutions Corp.	900	19,125
NET One Systems Co., Ltd. (a)	3,000	16,933
Nomura Research Institute, Ltd.	330	12,606
NTT Data Corp.	1,200	60,218
SCSK Corp. (a)	200	7,473
TKC Corp. (a)	600	15,405

		232,162

LEISURE PRODUCTS — 1.0%
Bandai Namco Holdings, Inc.	2,632	60,875
Sankyo Co., Ltd.	940	33,357
Sega Sammy Holdings, Inc.	2,431	23,627
Shimano, Inc. (a)	692	96,723
Yamaha Corp.	1,792	39,471

		254,053

MACHINERY — 5.1%
Amada Holdings Co., Ltd. (a)	2,627	19,917
DMG Mori Co., Ltd. (a)	1,468	18,521
FANUC Corp.	1,780	272,206
Glory, Ltd.	1,544	36,317
IHI Corp.	15,311	39,120
Japan Steel Works, Ltd. (a)	2,708	8,547

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

JTEKT Corp.	2,108	$29,288
Kawasaki Heavy Industries, Ltd. (a)	11,978	41,105
Komatsu, Ltd. (a)	8,139	119,097
Komori Corp.	1,188	12,171
Kubota Corp.	7,663	104,645
Kurita Water Industries, Ltd.	1,476	31,217
Makita Corp. (a)	1,276	67,441
Minebea Co., Ltd. (a)	3,255	34,272
Mitsubishi Heavy Industries, Ltd.	27,676	123,030
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	11,567	16,612
NGK Insulators, Ltd.	2,320	44,108
NSK, Ltd.	3,663	35,264
NTN Corp.	3,495	14,299
OKUMA Corp. (a)	2,648	16,450
OSG Corp. (a)	1,512	28,469
SMC Corp.	620	134,882
Sodick Co., Ltd.	200	1,244
Sumitomo Heavy Industries, Ltd.	5,795	22,790
Takuma Co., Ltd.	3,000	22,569
THK Co., Ltd. (a)	1,500	23,721
Toshiba Machine Co., Ltd.	2,944	9,193

		1,326,495

MARINE — 0.2%
Kawasaki Kisen Kaisha, Ltd. (a)	8,759	19,161
Mitsui OSK Lines, Ltd. (a)	6,491	15,501
Nippon Yusen K.K.	11,995	27,643

		62,305

MEDIA — 0.8%
Adways, Inc.	500	3,131
CyberAgent, Inc. (a)	600	23,346
Dentsu, Inc.	2,400	122,640
Toho Co., Ltd.	2,052	46,655
Usen Corp. (c)	1,670	4,169

		199,941

METALS & MINING — 1.5%
Daido Steel Co., Ltd. (a)	3,199	10,097
Dowa Holdings Co., Ltd. (a)	2,767	20,862
JFE Holdings, Inc. (a)	4,247	55,408
Kobe Steel, Ltd. (a)	18,645	20,083
Mitsubishi Materials Corp.	12,027	36,353
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	10,971
Mitsui Mining & Smelting Co., Ltd.	8,839	15,794
Nippon Steel & Sumitomo Metal Corp.	5,576	100,952
Nippon Yakin Kogyo Co., Ltd. (c)	400	501
Nisshin Steel Co., Ltd. (a)	800	7,114
Sumitomo Metal Mining Co., Ltd.	5,575	62,935
Toho Zinc Co., Ltd. (a)	6,000	13,677
Tokyo Steel Manufacturing Co., Ltd.	244	1,326
Topy Industries, Ltd. (a)	8,000	16,432
Yodogawa Steel Works, Ltd. (a)	1,193	22,186

		394,691

MULTILINE RETAIL — 1.4%
Don Quijote Holdings Co., Ltd.	1,000	37,490
H2O Retailing Corp.	3,500	66,017
Isetan Mitsukoshi Holdings, Ltd.	3,641	54,479
J Front Retailing Co., Ltd.	2,800	45,215
Marui Group Co., Ltd. (a)	3,916	47,052
Ryohin Keikaku Co., Ltd.	336	68,230
Seria Co., Ltd. (a)	400	19,705
Takashimaya Co., Ltd.	3,332	26,847

		365,035

OIL, GAS & CONSUMABLE FUELS — 0.7%
Cosmo Oil Co., Ltd. (c)	8,927	12,224
Inpex Corp.	8,900	79,031
JX Holdings, Inc. (a)	21,700	78,074
TonenGeneral Sekiyu K.K.	2,547	24,606

		193,935

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	600	9,133
OJI Paper Co., Ltd.	8,839	37,787

		46,920

PERSONAL PRODUCTS — 1.3%
Euglena Co., Ltd. (a)(c)	800	11,743
Kao Corp.	4,839	218,303
Mandom Corp.	1,616	52,623
Shiseido Co., Ltd. (a)	2,732	59,321

		341,990

PHARMACEUTICALS — 5.6%
Astellas Pharma, Inc.	19,100	246,395
Chugai Pharmaceutical Co., Ltd.	1,616	49,452
Daiichi Sankyo Co., Ltd. (a)	6,051	104,585
Eisai Co., Ltd. (a)	2,340	137,354
Hisamitsu Pharmaceutical Co., Inc.	604	20,122
Kissei Pharmaceutical Co., Ltd.	1,500	34,067
Kyowa Hakko Kirin Co., Ltd.	2,833	42,058
Mitsubishi Tanabe Pharma Corp.	3,000	52,728
Mochida Pharmaceutical Co., Ltd.	600	34,618
Nichi-iko Pharmaceutical Co., Ltd. (a)	300	7,853
Ono Pharmaceutical Co., Ltd.	632	74,564
Otsuka Holdings Co., Ltd.	3,800	120,823
Santen Pharmaceutical Co., Ltd.	4,800	64,085
Seikagaku Corp.	1,200	14,659
Shionogi & Co., Ltd. (a)	2,996	106,942
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,460	14,556
Taisho Pharmaceutical Holdings Co., Ltd. (a)	500	28,639
Takeda Pharmaceutical Co., Ltd. (a)	6,555	286,632
Torii Pharmaceutical Co., Ltd.	300	7,024
Towa Pharmaceutical Co., Ltd. (a)	200	12,775
Tsumura & Co.	100	2,167

		1,462,098

PROFESSIONAL SERVICES — 0.3%
Meitec Corp.	1,212	42,098
Nihon M&A Center, Inc. (a)	600	26,051

		68,149

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
Daikyo, Inc. (a)	6,256	10,552
Daito Trust Construction Co., Ltd.	864	87,471
Daiwa House Industry Co., Ltd.	4,363	107,377
Heiwa Real Estate Co., Ltd. (a)	1,400	14,939
Hulic Co., Ltd. (a)	800	7,194

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Leopalace21 Corp. (a)(c)	1,544	$7,168
Mitsubishi Estate Co., Ltd.	10,111	205,614
Mitsui Fudosan Co., Ltd.	7,923	215,862
Sumitomo Realty & Development Co., Ltd.	2,843	89,991
Tokyo Tatemono Co., Ltd.	2,700	32,035
Tokyu Fudosan Holdings Corp.	4,000	26,485

		804,688

ROAD & RAIL — 4.5%
Central Japan Railway Co.	1,300	208,680
East Japan Railway Co.	2,700	226,681
Hankyu Hanshin Holdings, Inc.	12,486	76,106
Keikyu Corp. (a)	6,355	50,409
Keio Corp.	8,000	56,644
Keisei Electric Railway Co., Ltd.	3,147	34,396
Kintetsu Group Holdings Co., Ltd. (a)	18,038	64,612
Nagoya Railroad Co., Ltd. (a)	12,362	48,410
Nankai Electric Railway Co., Ltd.	9,111	46,405
Nippon Express Co., Ltd.	11,555	54,898
Odakyu Electric Railway Co., Ltd. (a)	3,483	31,234
Sotetsu Holdings, Inc. (a)	12,254	66,813
Tobu Railway Co., Ltd.	9,007	38,581
Tokyu Corp.	9,391	68,610
West Japan Railway Co.	1,600	99,942

		1,172,421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Advantest Corp. (a)	1,816	12,979
Disco Corp. (a)	284	19,824
Rohm Co., Ltd.	876	38,693
Sanken Electric Co., Ltd. (a)	3,404	11,426
SCREEN Holdings Co., Ltd.	364	1,769
Shinko Electric Industries Co., Ltd. (a)	892	4,997
Sumco Corp.	1,546	13,761

		103,449

SOFTWARE — 0.9%
GungHo Online Entertainment, Inc. (a)	3,100	9,163
Konami Corp. (a)	1,192	25,708
Nintendo Co., Ltd.	948	158,785
NSD Co., Ltd.	1,400	17,137
Square Enix Holdings Co., Ltd.	596	14,735
Trend Micro, Inc. (a)	568	19,990

		245,518

SPECIALTY RETAIL — 1.8%
Aoyama Trading Co., Ltd.	1,484	52,166
Arcland Sakamoto Co., Ltd.	500	10,729
Autobacs Seven Co., Ltd. (a)	780	12,915
Fast Retailing Co., Ltd. (a)	276	111,746
Gulliver International Co., Ltd. (a)	900	8,206
Hikari Tsushin, Inc.	284	19,800
Jin Co., Ltd. (a)	500	23,379
K’s Holdings Corp. (a)	400	12,525
Nitori Holding Co., Ltd.	600	46,842
Sanrio Co., Ltd. (a)	648	17,612
Shimachu Co., Ltd.	1,484	32,439
Shimamura Co., Ltd. (a)	332	35,649
USS Co., Ltd.	3,000	49,697
VT Holdings Co., Ltd.	900	5,411
Yamada Denki Co., Ltd. (a)	9,000	36,221

		475,337

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Brother Industries, Ltd.	2,732	32,711
Canon, Inc.	9,258	266,999
FUJIFILM Holdings Corp.	4,227	157,271
Konica Minolta Holdings, Inc.	6,075	63,608
NEC Corp.	17,918	54,907
Ricoh Co., Ltd. (a)	5,555	55,868
Roland DG Corp.	400	8,543
Seiko Epson Corp.	3,200	45,075
Wacom Co., Ltd. (a)	200	735

		685,717

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	1,764	41,800
Gunze, Ltd.	6,223	18,758
Japan Wool Textile Co., Ltd. (a)	3,031	25,460
Onward Holdings Co., Ltd. (a)	2,580	15,209

		101,227

TOBACCO — 1.1%
Japan Tobacco, Inc.	9,000	277,669

TRADING COMPANIES & DISTRIBUTORS — 3.2%
Hanwa Co., Ltd. (a)	3,207	11,729
Inaba Denki Sangyo Co., Ltd. (a)	1,356	40,760
ITOCHU Corp. (a)	13,066	137,189
Iwatani Corp.	451	2,553
Kanematsu Corp.	9,000	12,550
Marubeni Corp. (a)	15,402	75,078
Mitsubishi Corp.	11,407	186,061
Mitsui & Co., Ltd. (a)	14,902	166,794
Nishio Rent All Co., Ltd.	400	7,822
Sojitz Corp. (a)	12,828	23,778
Sumitomo Corp. (a)	9,575	92,100
Toyota Tsusho Corp.	1,539	32,292
Yamazen Corp. (a)	4,200	34,543

		823,249

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	3,395	27,667
Mitsubishi Logistics Corp.	216	2,492

		30,159

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
KDDI Corp.	15,000	334,029
NTT DoCoMo, Inc. (a)	12,600	209,675
SoftBank Group Corp.	7,215	329,951

		873,655

TOTAL COMMON STOCKS —
(Cost $30,647,776)		25,659,462

SHORT TERM INVESTMENTS — 18.9%
UNITED STATES — 18.9%
MONEY MARKET FUNDS — 18.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,865,671	4,865,671

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	24,674	$24,674

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,890,345)		4,890,345

TOTAL INVESTMENTS — 117.8%
(Cost $35,538,121)		30,549,807
OTHER ASSETS & LIABILITIES — (17.8)%		(4,616,220)

NET ASSETS — 100.0%		$25,933,587

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AEROSPACE & DEFENSE — 0.1%
Jamco Corp.	1,000	$38,325

AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	7,200	126,367
Mitsui-Soko Holdings Co., Ltd. (a)	21,686	63,013

		189,380

AUTO COMPONENTS — 4.3%
Ahresty Corp.	4,300	25,204
Akebono Brake Industry Co., Ltd. (a)	4,400	13,924
Calsonic Kansei Corp.	13,000	96,932
Daido Metal Co., Ltd.	1,900	15,737
Eagle Industry Co., Ltd.	5,000	88,757
Exedy Corp. (a)	3,600	79,476
FCC Co., Ltd.	7,113	113,616
Futaba Industrial Co., Ltd. (a)	10,194	36,685
Keihin Corp.	7,341	103,343
KYB Co., Ltd. (a)	19,902	52,345
Mitsuba Corp.	2,700	35,980
Musashi Seimitsu Industry Co., Ltd. (a)	4,152	72,421
Nifco, Inc. (a)	6,900	234,772
Nippon Seiki Co., Ltd.	5,000	96,606
Nissin Kogyo Co., Ltd. (a)	7,534	112,477
Piolax, Inc.	900	41,181
Press Kogyo Co., Ltd. (a)	18,569	70,546
Riken Corp.	21,000	69,261
Sanden Holdings Corp. (a)	18,000	55,759
Showa Corp.	8,139	64,560
Sumitomo Riko Co., Ltd.	8,600	74,680
Tachi-S Co., Ltd. (a)	5,300	68,770
Takata Corp. (a)(b)	4,600	50,354
Tokai Rika Co., Ltd.	7,500	153,864
Topre Corp. (a)	5,834	112,135
Toyoda Gosei Co., Ltd.	9,500	185,851
Toyota Boshoku Corp. (a)	6,800	114,748
TPR Co., Ltd.	3,500	79,284
TS Tech Co., Ltd.	6,200	168,246
Unipres Corp.	5,200	98,560
Yorozu Corp.	1,000	20,390

		2,606,464

AUTOMOBILES — 0.2%
Nissan Shatai Co., Ltd. (a)	9,700	106,666

BANKS — 7.7%
Aichi Bank, Ltd.	1,149	65,813
Akita Bank, Ltd.	9,000	28,781
Aomori Bank, Ltd.	24,000	76,951
Awa Bank, Ltd.	20,000	114,892
Bank of Iwate, Ltd. (a)	2,956	133,528
Bank of Nagoya, Ltd. (a)	25,000	95,604
Bank of Okinawa, Ltd.	3,300	135,979
Bank of the Ryukyus, Ltd.	7,781	113,955
Chukyo Bank, Ltd.	11,000	22,594
Daishi Bank, Ltd.	45,000	210,788
Eighteenth Bank, Ltd.	17,000	52,378
Fukui Bank, Ltd.	12,000	24,548
Fukushima Bank, Ltd.	72,478	54,465
Higashi-nippon Bank, Ltd.	15,000	49,096
Higo Bank, Ltd. (a)	30,000	221,183
Hokkoku Bank, Ltd.	29,000	117,196
Hyakugo Bank, Ltd.	42,000	201,645
Hyakujushi Bank, Ltd.	35,000	125,663
Jimoto Holdings, Inc.	25,700	44,205
Juroku Bank, Ltd.	47,000	204,851
Kagoshima Bank, Ltd. (a)	25,000	202,480
Kansai Urban Banking Corp.	6,400	73,958
Keiyo Bank, Ltd.	35,000	185,280
Kiyo Bank, Ltd.	12,600	201,154
Miyazaki Bank, Ltd.	16,000	53,972
Musashino Bank, Ltd.	5,700	204,889
Nagano Bank, Ltd.	35,534	58,746
Nanto Bank, Ltd. (a)	35,000	110,174
North Pacific Bank, Ltd.	43,300	170,648
Ogaki Kyoritsu Bank, Ltd.	30,000	117,731
Oita Bank, Ltd. (a)	12,000	49,697
San-In Godo Bank, Ltd.	14,000	136,417
Senshu Ikeda Holdings, Inc.	18,200	78,717
Shiga Bank, Ltd.	20,000	101,198
Shikoku Bank, Ltd.	42,000	88,724
Shimizu Bank, Ltd.	2,500	62,330
Taiko Bank, Ltd. (a)	32,000	61,186
Tochigi Bank, Ltd.	20,846	114,008
Toho Bank, Ltd.	21,000	77,502
Tokyo TY Financial Group, Inc.	3,700	115,234
Tomato Bank, Ltd.	46,872	66,532
TOMONY Holdings, Inc.	24,705	96,126
Towa Bank, Ltd.	47,000	41,206
Yamagata Bank, Ltd. (a)	10,000	39,828
Yamanashi Chuo Bank, Ltd.	16,000	83,230

		4,685,082

BEVERAGES — 1.2%
Coca-Cola East Japan Co., Ltd.	8,200	132,074
Coca-Cola West Co., Ltd.	6,400	124,243
Ito En, Ltd. (a)	8,100	169,014
Oenon Holdings, Inc.	9,000	15,856
Sapporo Holdings, Ltd. (a)	33,000	128,401
Takara Holdings, Inc.	23,100	138,293

		707,881

BIOTECHNOLOGY — 0.6%
3-D Matrix, Ltd. (a)(b)	3,000	26,527
D.Western Therapeutics Institute, Inc. (b)	1,500	7,202
GNI Group, Ltd. (a)(b)	11,000	18,186
Japan Tissue Engineering Co., Ltd. (a)(b)	1,000	7,840
NanoCarrier Co., Ltd. (a)(b)	3,000	26,251
OncoTherapy Science, Inc. (a)(b)	17,700	45,076
PeptiDream, Inc. (a)(b)	4,000	102,367
ReproCELL, Inc. (a)(b)	8,600	32,960
Takara Bio, Inc. (a)	7,300	68,084
UMN Pharma, Inc. (a)(b)	1,000	19,162

		353,655

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

BUILDING PRODUCTS — 2.1%
Aica Kogyo Co., Ltd.	8,519	$169,790
Bunka Shutter Co., Ltd.	9,577	68,530
Central Glass Co., Ltd.	35,309	153,896
Nichias Corp.	17,000	101,632
Nichiha Corp.	1,100	15,155
Nippon Sheet Glass Co., Ltd. (a)(b)	137,000	115,535
Nitto Boseki Co., Ltd.	20,020	59,676
Noritz Corp. (a)	5,565	83,406
Okabe Co., Ltd. (a)	3,300	27,774
Sankyo Tateyama, Inc.	4,000	61,921
Sanwa Holdings Corp.	28,310	193,831
Sekisui Jushi Corp.	1,200	15,601
Takara Standard Co., Ltd.	15,000	106,208
Takasago Thermal Engineering Co., Ltd. (a)	8,500	117,175

		1,290,130

CAPITAL MARKETS — 1.6%
Aizawa Securities Co., Ltd.	2,600	15,696
Ichigo, Inc. (a)	12,900	29,836
Ichiyoshi Securities Co., Ltd. (a)	7,900	68,139
Jafco Co., Ltd.	3,500	137,352
kabu.com Securities Co., Ltd	11,200	36,098
Kyokuto Securities Co., Ltd.	5,500	73,340
Marusan Securities Co., Ltd. (a)	3,600	36,341
Matsui Securities Co., Ltd.	12,700	109,434
Mito Securities Co., Ltd.	8,200	26,839
Monex Group, Inc. (a)	33,600	82,201
Okasan Securities Group, Inc.	22,447	134,384
Sawada Holdings Co., Ltd.	1,800	17,449
Sparx Group Co., Ltd. (a)	7,500	18,035
Tokai Tokyo Financial Holdings, Inc.	28,221	166,831
Toyo Securities Co., Ltd.	16,457	51,117

		1,003,092

CHEMICALS — 4.7%
ADEKA Corp.	12,913	164,101
Asahi Organic Chemicals Industry Co., Ltd. (a)	26,540	48,531
C. Uyemura & Co., Ltd.	976	47,266
Chugoku Marine Paints, Ltd.	6,000	37,824
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	600	24,298
Fujikura Kasei Co., Ltd.	8,238	36,525
Fujimi, Inc.	3,473	46,717
Fujimori Kogyo Co., Ltd.	2,500	61,161
Ihara Chemical Industry Co., Ltd. (a)	7,100	73,333
Ishihara Sangyo Kaisha, Ltd. (b)	55,811	47,998
Japan Pure Chemical Co., Ltd.	3,300	60,453
Kureha Corp.	20,000	71,640
Lintec Corp.	9,008	188,561
Nihon Nohyaku Co., Ltd. (a)	4,000	26,819
Nihon Parkerizing Co., Ltd.	14,600	118,736
Nippon Soda Co., Ltd.	24,065	136,435
Nippon Synthetic Chemical Industry Co., Ltd.	2,000	12,458
Nippon Valqua Industries, Ltd.	29,025	69,797
NOF Corp.	24,731	168,914
Okamoto Industries, Inc. (a)	9,841	92,851
Sakai Chemical Industry Co., Ltd.	8,000	22,377
Sakata INX Corp.	6,100	48,386
Sanyo Chemical Industries, Ltd.	11,000	73,661
Sumitomo Bakelite Co., Ltd.	30,000	109,715
T Hasegawa Co., Ltd. (a)	5,100	66,132
Taiyo Holdings Co., Ltd. (a)	3,500	106,667
Taki Chemical Co., Ltd.	4,000	23,212
Toagosei Co., Ltd.	19,000	137,227
Tokai Carbon Co., Ltd. (a)	30,542	72,935
Tokuyama Corp. (a)(b)	51,000	83,038
Tokyo Ohka Kogyo Co., Ltd.	6,700	176,780
Toyo Ink SC Holdings Co., Ltd. (a)	31,000	113,113
Toyobo Co., Ltd.	102,000	137,970
Zeon Corp.	19,000	149,284

		2,854,915

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Aeon Delight Co., Ltd.	3,700	106,584
Asukanet Co., Ltd.	1,300	29,199
Daiseki Co., Ltd.	7,593	128,954
Duskin Co., Ltd. (a)	9,800	177,237
Itoki Corp.	3,000	19,062
Kokuyo Co., Ltd.	10,300	108,792
Kyodo Printing Co., Ltd.	15,000	41,331
Mitsubishi Pencil Co., Ltd.	1,000	47,092
Moshi Moshi Hotline, Inc.	8,744	90,167
Nippon Parking Development Co., Ltd. (a)	17,100	18,133
Nissha Printing Co., Ltd. (a)	4,800	91,259
Okamura Corp.	11,184	100,480
Oyo Corp.	1,100	12,776
Pilot Corp.	4,900	201,499
Prestige International, Inc. (a)	1,400	13,887
Sanix, Inc. (b)	2,900	6,150
Sato Holdings Corp. (a)	4,100	76,170
Sohgo Security Services Co., Ltd. (a)	7,400	336,125
Toppan Forms Co., Ltd.	7,300	86,309

		1,691,206

COMMUNICATIONS EQUIPMENT — 0.4%
Aiphone Co., Ltd.	3,106	46,448
Denki Kogyo Co., Ltd.	11,303	50,963
Hitachi Kokusai Electric, Inc.	9,634	101,275
Icom, Inc.	3,000	62,122
Japan Radio Co., Ltd.	3,000	9,694

		270,502

CONSTRUCTION & ENGINEERING — 5.8%
Chudenko Corp. (a)	4,000	77,418
Daiho Corp.	7,000	29,341
Fudo Tetra Corp. (a)	12,200	16,197
Hazama Ando Corp. (a)	22,000	140,158
Hibiya Engineering, Ltd.	1,200	13,326
Kandenko Co., Ltd. (a)	15,000	96,689
Kinden Corp.	20,924	264,509
Kumagai Gumi Co., Ltd.	53,000	165,065
Kyowa Exeo Corp.	12,376	119,146
Kyudenko Corp. (a)	5,657	93,854
Maeda Corp. (a)	16,158	117,645
Maeda Road Construction Co., Ltd.	11,000	192,143

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Mirait Holdings Corp. (a)	10,900	$98,474
Mitsubishi Kakoki Kaisha, Ltd.	11,000	25,166
Nichireki Co., Ltd.	2,000	15,464
Nippo Corp.	10,000	169,916
Nippon Densetsu Kogyo Co., Ltd.	2,500	44,671
Nippon Koei Co., Ltd.	6,000	24,799
Nippon Road Co., Ltd.	15,000	74,771
Nishimatsu Construction Co., Ltd.	43,000	178,082
Okumura Corp. (a)	29,000	154,002
Penta-Ocean Construction Co., Ltd.	38,600	180,487
Raito Kogyo Co., Ltd.	3,700	34,879
Sanki Engineering Co., Ltd. (a)	11,496	86,389
SHO-BOND Holdings Co., Ltd. (a)	3,900	148,654
Sumitomo Mitsui Construction Co., Ltd. (a)	126,900	152,579
Taihei Dengyo Kaisha, Ltd. (a)	3,000	30,785
Taikisha, Ltd.	4,900	110,466
Tekken Corp. (a)	11,000	27,829
Toa Corp.	12,000	28,756
Tobishima Corp. (a)(b)	27,900	49,154
Toda Corp. (a)	34,000	149,894
Tokyu Construction Co., Ltd.	11,622	95,681
Toshiba Plant Systems & Services Corp.	6,800	66,317
Totetsu Kogyo Co., Ltd.	4,600	98,211
Toyo Construction Co., Ltd.	4,000	17,468
Toyo Engineering Corp. (a)(b)	20,000	48,094
Yahagi Construction Co. Ltd. (a)	2,400	21,422
Yokogawa Bridge Holdings Corp. (a)	2,800	23,566
Yurtec Corp.	3,000	27,103

		3,508,570

CONSTRUCTION MATERIALS — 0.4%
Sumitomo Osaka Cement Co., Ltd.	63,000	223,037

CONSUMER FINANCE — 1.3%
Acom Co., Ltd. (a)(b)	45,200	229,840
Aiful Corp. (a)(b)	41,900	154,635
Hitachi Capital Corp. (a)	7,200	174,702
J Trust Co., Ltd.	10,500	83,902
Jaccs Co., Ltd. (a)	18,000	67,482
Orient Corp. (a)(b)	49,300	83,151

		793,712

CONTAINERS & PACKAGING — 0.7%
FP Corp. (a)	3,900	144,095
Fuji Seal International, Inc. (a)	3,470	99,668
Rengo Co., Ltd. (a)	25,000	96,439
Taisei Lamick Co., Ltd. (a)	3,000	66,706

		406,908

DISTRIBUTORS — 0.4%
Arata Corp.	1,100	25,239
Canon Marketing Japan, Inc.	8,200	120,914
Doshisha Co., Ltd.	4,400	80,494
Paltac Corp.	2,100	37,787

		264,434

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc. (a)	3,600	10,340
Meiko Network Japan Co., Ltd.	6,400	69,951

		80,291

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	6,900	198,476
Financial Products Group Co., Ltd.	5,000	35,820
Fuyo General Lease Co., Ltd.	2,900	110,779
IBJ Leasing Co., Ltd. (a)	4,000	77,619
Japan Securities Finance Co., Ltd.	15,519	79,043
Ricoh Leasing Co., Ltd.	2,967	80,019
Zenkoku Hosho Co., Ltd.	6,300	207,782

		789,538

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Freebit Co., Ltd.	2,000	13,944

ELECTRIC UTILITIES — 0.2%
Okinawa Electric Power Co., Inc.	5,200	116,665

ELECTRICAL EQUIPMENT — 1.5%
Cosel Co., Ltd.	6,100	58,879
Daihen Corp.	17,971	84,629
Furukawa Electric Co., Ltd.	110,000	172,672
Futaba Corp.	4,000	51,468
Nippon Carbon Co., Ltd. (a)	23,000	53,196
Nissin Electric Co., Ltd.	3,000	18,411
Nitto Kogyo Corp.	1,800	31,366
Sanyo Denki Co., Ltd.	10,000	59,533
Sinfonia Technology Co., Ltd. (a)	43,826	64,404
SWCC Showa Holdings Co., Ltd. (a)(b)	61,075	39,267
Tatsuta Electric Wire and Cable Co., Ltd.	7,000	25,366
Toyo Tanso Co., Ltd.	2,400	29,939
Ushio, Inc.	16,700	199,817

		888,947

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Ai Holdings Corp. (a)	6,800	167,665
Amano Corp.	10,732	123,302
Anritsu Corp. (a)	23,800	144,074
Arisawa Manufacturing Co., Ltd. (a)	2,000	11,773
Daiwabo Holdings Co., Ltd.	23,635	41,245
DDS, Inc. (b)	3,000	10,946
Enplas Corp. (a)	1,100	37,933
ESPEC Corp. (a)	8,831	85,091
Hakuto Co., Ltd.	6,711	70,156
Horiba, Ltd.	5,100	185,238
Hosiden Corp. (a)	13,795	72,681
Iriso Electronics Co., Ltd. (a)	1,000	43,418
Japan Aviation Electronics Industry, Ltd.	9,000	133,987
Japan Cash Machine Co., Ltd. (a)	2,924	31,153
Kaga Electronics Co., Ltd.	1,200	15,230
Koa Corp.	6,791	58,801
Macnica Fuji Electronics Holdings, Inc. (b)	3,000	35,520
Maruwa Co., Ltd.	1,200	24,468
Mitsumi Electric Co., Ltd. (a)	15,500	85,417
Nichicon Corp. (a)	8,700	62,254
Nihon Dempa Kogyo Co., Ltd. (a)	3,595	24,914

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Nippon Ceramic Co., Ltd. (a)	4,023	$59,254
Nippon Chemi-Con Corp.	17,432	37,989
Nippon Signal Co., Ltd.	10,700	102,922
Nohmi Bosai, Ltd.	1,500	16,244
Ryosan Co., Ltd.	6,596	153,713
Ryoyo Electro Corp.	7,104	89,983
Shibaura Electronics Co., Ltd.	1,100	16,734
Shinko Shoji Co., Ltd.	1,600	16,739
Siix Corp. (a)	1,000	25,926
SMK Corp. (a)	5,000	20,624
Tabuchi Electric Co., Ltd.	1,500	9,732
Taiyo Yuden Co., Ltd. (a)	14,500	188,143
Tamura Corp. (a)	7,000	19,346

		2,222,615

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd. (a)	1,100	23,403
Modec, Inc. (a)	3,500	42,462
Shinko Plantech Co., Ltd.	11,386	92,312

		158,177

FOOD & STAPLES RETAILING — 3.3%
Ain Pharmaciez, Inc.	3,000	152,549
Arcs Co., Ltd.	4,300	80,783
Axial Retailing, Inc. (a)	2,100	68,822
Belc Co., Ltd.	1,600	54,507
Cawachi, Ltd.	5,435	89,082
Cocokara fine, Inc.	1,100	40,504
Cosmos Pharmaceutical Corp. (a)	1,200	140,976
CREATE SD HOLDINGS Co., Ltd.	400	21,910
Heiwado Co., Ltd.	3,700	81,034
Kato Sangyo Co., Ltd.	5,200	112,193
Kobe Bussan Co., Ltd.	600	54,156
Kusuri No Aoki Co., Ltd.	1,400	73,995
Life Corp.	800	22,711
Matsumotokiyoshi Holdings Co., Ltd.	5,200	229,683
Ministop Co., Ltd. (a)	5,794	131,540
Okuwa Co., Ltd.	2,000	16,432
San-A Co., Ltd.	2,400	105,006
Sogo Medical Co., Ltd.	500	15,739
UNY Group Holdings Co., Ltd.	18,200	114,277
Valor Co., Ltd.	5,900	147,740
Welcia Holdings Co., Ltd.	2,300	111,385
Yaoko Co., Ltd. (a)	1,400	63,124
Yokohama Reito Co., Ltd. (a)	12,780	100,413

		2,028,561

FOOD PRODUCTS — 4.1%
Ariake Japan Co., Ltd.	3,564	139,120
Dydo Drinco, Inc.	1,500	63,750
Ezaki Glico Co., Ltd.	4,000	184,361
Fuji Oil Co., Ltd.	8,500	110,007
Fujicco Co., Ltd.	4,157	84,136
Hokuto Corp.	5,921	106,589
House Foods Group, Inc. (a)	7,300	123,124
Itoham Foods, Inc. (a)	10,000	54,189
J-Oil Mills, Inc.	14,000	40,095
Kagome Co., Ltd. (a)	8,600	137,798
Kameda Seika Co., Ltd.	1,500	62,435
Marudai Food Co., Ltd. (a)	25,417	99,957
Maruha Nichiro Corp. (a)	7,100	101,789
Megmilk Snow Brand Co., Ltd. (a)	6,800	129,794
Mitsui Sugar Co., Ltd.	19,497	81,071
Morinaga & Co., Ltd.	22,000	107,828
Morinaga Milk Industry Co., Ltd.	30,000	124,494
Nakamuraya Co., Ltd.	20,952	77,325
Nichirei Corp.	24,000	149,493
Nippon Flour Mills Co., Ltd.	9,000	56,060
Nippon Suisan Kaisha, Ltd.	33,375	99,207
Nisshin Oillio Group, Ltd.	18,000	65,077
Prima Meat Packers, Ltd.	10,000	26,636
Riken Vitamin Co., Ltd. (a)	2,980	94,303
S Foods, Inc. (a)	2,300	46,090
Sakata Seed Corp.	4,500	74,020
Showa Sangyo Co., Ltd.	11,000	42,709

		2,481,457

GAS UTILITIES — 0.2%
Saibu Gas Co., Ltd. (a)	13,000	29,633
Shizuoka Gas Co., Ltd.	15,519	100,424

		130,057

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd.	7,200	257,905
CYBERDYNE, Inc. (a)(b)	5,800	68,429
Eiken Chemical Co., Ltd.	3,300	56,127
Fukuda Denshi Co., Ltd.	1,286	63,460
Hogy Medical Co., Ltd. (a)	1,600	73,210
Jeol, Ltd. (a)	7,000	39,978
Mani, Inc.	1,800	34,868
Nagaileben Co., Ltd.	1,800	33,215
Nakanishi, Inc.	3,600	133,762
Nikkiso Co., Ltd. (a)	9,100	60,710
Nipro Corp.	12,900	132,054
Paramount Bed Holdings Co., Ltd.	3,000	88,924

		1,042,642

HEALTH CARE PROVIDERS & SERVICES — 0.8%
As One Corp.	1,200	36,522
BML, Inc.	900	24,986
Message Co., Ltd. (a)	1,900	39,439
Nichii Gakkan Co. (a)	6,600	45,740
Ship Healthcare Holdings, Inc.	5,500	118,023
Toho Holdings Co., Ltd. (a)	6,800	141,263
Tokai Corp.	1,800	49,597
Tsukui Corp. (a)	1,700	16,309
Vital KSK Holdings, Inc. (a)	1,800	12,129
WIN-Partners Co., Ltd.	1,000	13,810

		497,818

HEALTH CARE TECHNOLOGY — 0.1%
FINDEX, Inc. (a)	3,000	22,093
Medinet Co., Ltd. (a)(b)	7,100	9,900

		31,993

HOTELS, RESTAURANTS & LEISURE — 3.6%
Accordia Golf Co., Ltd. (a)	12,700	114,524
Colowide Co., Ltd. (a)	11,400	159,723
Doutor Nichires Holdings Co., Ltd. (a)	7,775	118,996
Fuji Kyuko Co., Ltd.	4,000	37,340
Hiday Hidaka Corp.	1,000	25,300

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

HIS Co., Ltd.	5,900	$191,880
Ichibanya Co., Ltd. (a)	1,900	86,302
Kappa Create Holdings Co., Ltd. (a)(b)	5,600	57,513
Kisoji Co., Ltd. (a)	4,900	80,968
KNT-CT Holdings Co., Ltd. (b)	10,000	20,373
Kura Corp.	900	28,443
Kyoritsu Maintenance Co., Ltd.	2,000	128,084
MOS Food Services, Inc. (a)	5,914	125,277
Ohsho Food Service Corp.	3,000	99,194
Plenus Co., Ltd. (a)	3,700	57,061
Round One Corp. (a)	9,500	38,154
Royal Holdings Co., Ltd.	6,300	107,626
Saizeriya Co., Ltd.	5,900	133,306
St Marc Holdings Co., Ltd.	3,200	97,524
Tokyo Dome Corp.	28,085	122,409
Tokyotokeiba Co., Ltd.	11,000	26,268
Toridoll.corp.	3,800	44,960
Yoshinoya Holdings Co., Ltd. (a)	9,700	125,862
Zensho Holdings Co., Ltd. (a)	15,846	147,657

		2,174,744

HOUSEHOLD DURABLES — 1.9%
Alpine Electronics, Inc.	7,000	76,274
Chofu Seisakusho Co., Ltd. (a)	3,800	73,738
Clarion Co., Ltd. (a)	18,000	56,661
Foster Electric Co., Ltd.	3,600	71,570
France Bed Holdings Co., Ltd.	9,747	68,850
Fujitsu General, Ltd.	10,000	108,212
Funai Electric Co., Ltd. (a)	3,600	33,095
Janome Sewing Machine Co., Ltd. (a)(b)	3,600	24,768
JVC Kenwood Corp. (a)	18,600	41,466
Misawa Homes Holdings, Inc. (a)	5,966	36,016
PanaHome Corp.	14,000	90,477
Pioneer Corp. (b)	49,000	105,966
Sangetsu Co., Ltd.	9,200	146,337
Starts Corp., Inc.	1,100	16,982
Tamron Co., Ltd.	2,900	52,714
Token Corp.	1,980	148,461
West Holdings Corp.	1,100	5,676
Zojirushi Corp.	2,000	28,656

		1,185,919

HOUSEHOLD PRODUCTS — 0.5%
Earth Chemical Co., Ltd.	2,500	94,978
Lion Corp. (a)	27,000	236,488

		331,466

INDUSTRIAL CONGLOMERATES — 0.5%
Katakura Industries Co., Ltd. (a)	4,980	53,016
Nisshinbo Holdings, Inc.	19,000	213,535
TOKAI Holdings Corp.	12,900	53,748

		320,299

INSURANCE — 0.0% (c)
Anicom Holdings, Inc. (b)	1,000	22,202

INTERNET & CATALOG RETAIL — 0.7%
ASKUL Corp.	2,500	94,873
Ikyu Corp.	1,200	26,021
Senshukai Co., Ltd. (a)	9,924	62,064
Start Today Co., Ltd.	7,400	243,443

		426,401

INTERNET SOFTWARE & SERVICES — 1.1%
Access Co., Ltd. (b)	3,200	18,035
Ateam, Inc. (a)	2,000	27,053
COOKPAD, Inc. (a)	6,300	132,191
CROOZ, Inc. (a)	800	27,287
Dip Corp.	1,800	29,488
F@N Communications, Inc. (a)	5,900	38,622
GMO Internet, Inc.	9,600	123,762
Gree, Inc. (a)	12,500	55,839
Gurunavi, Inc. (a)	2,900	47,653
Infomart Corp.	3,100	34,944
Internet Initiative Japan, Inc. (a)	3,500	62,481
SMS Co., Ltd.	2,100	35,349
UNITED, Inc.	1,200	12,965
V-Cube, Inc. (b)	1,000	21,083

		666,752

IT SERVICES — 2.5%
Bit-isle, Inc.	2,500	19,100
Digital Garage, Inc.	4,600	63,259
DTS Corp.	4,732	111,381
Future Architect, Inc.	7,100	40,016
GMO Payment Gateway, Inc.	2,000	76,817
Ines Corp.	10,060	90,634
IT Holdings Corp.	10,937	246,839
Itochu Techno-Solutions Corp.	7,200	153,000
LAC Co., Ltd.	1,500	17,772
NEC Networks & System Integration Corp.	4,100	73,021
NET One Systems Co., Ltd. (a)	13,000	73,377
Nihon Unisys, Ltd. (a)	5,500	56,623
NS Solutions Corp.	3,300	138,872
SCSK Corp.	6,300	235,398
TKC Corp. (a)	900	23,108
Transcosmos, Inc.	4,967	120,686

		1,539,903

LEISURE PRODUCTS — 0.7%
Fields Corp. (a)	3,600	48,755
Heiwa Corp.	11,200	191,615
Mizuno Corp. (a)	8,000	36,338
Tomy Co., Ltd. (a)	12,300	59,875
Universal Entertainment Corp. (a)	3,600	63,304

		399,887

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (a)(b)	1,400	6,067
CMIC Holdings Co., Ltd.	1,300	18,453
EPS Holdings, Inc.	4,800	46,851

		71,371

MACHINERY — 6.5%
Aida Engineering, Ltd.	3,400	27,906
Asahi Diamond Industrial Co., Ltd. (a)	6,442	58,146
Chugai Ro Co., Ltd. (a)	27,522	50,326
CKD Corp.	9,805	80,477
Daifuku Co., Ltd. (a)	10,981	149,910
DMG Mori Co., Ltd.	14,600	184,199

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Fuji Machine Manufacturing Co., Ltd.	11,242	$98,373
Fujitec Co., Ltd. (a)	11,200	97,257
Furukawa Co., Ltd. (a)	49,280	103,691
Harmonic Drive Systems, Inc. (a)	2,500	35,570
Hitachi Koki Co., Ltd. (a)	12,300	85,447
Hitachi Zosen Corp.	22,500	116,290
Iseki & Co., Ltd. (a)	22,000	31,595
Japan Steel Works, Ltd. (a)	50,000	157,809
Juki Corp. (a)	4,800	51,020
Kato Works Co., Ltd. (a)	11,000	44,086
Kitz Corp.	10,402	46,032
Komori Corp.	8,240	84,419
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,840	48,172
Makino Milling Machine Co., Ltd.	11,739	73,219
Meidensha Corp. (a)	25,000	74,103
Mitsubishi Nichiyu Forklift Co., Ltd.	2,800	10,988
Mitsuboshi Belting, Ltd.	9,000	68,234
Miura Co., Ltd.	15,200	175,270
Morita Holdings Corp.	7,200	66,130
Nachi-Fujikoshi Corp. (a)	19,418	80,094
Namura Shipbuilding Co., Ltd. (a)	4,800	34,788
Nihon Trim Co., Ltd.	500	18,662
Nippon Sharyo, Ltd. (a)(b)	12,970	31,081
Nippon Thompson Co., Ltd.	11,511	47,480
Nitta Corp.	3,700	88,542
Nitto Kohki Co., Ltd.	4,400	83,984
Obara Group, Inc. (a)	1,200	46,942
Oiles Corp. (a)	3,900	57,670
OKUMA Corp. (a)	13,192	81,951
OSG Corp. (a)	11,100	208,997
Ryobi, Ltd.	15,723	58,552
Shibuya Kogyo Co., Ltd.	1,100	16,505
Shima Seiki Manufacturing, Ltd. (a)	5,400	73,945
Shinmaywa Industries, Ltd.	15,000	150,545
Sintokogio, Ltd.	11,319	88,461
Sodick Co., Ltd.	7,000	43,544
Star Micronics Co., Ltd. (a)	6,069	82,396
Tadano, Ltd.	10,913	120,370
Takeuchi Manufacturing Co., Ltd.	3,300	57,312
Takuma Co., Ltd.	7,000	52,661
Teikoku Sen-I Co., Ltd. (a)	1,900	22,083
Tocalo Co., Ltd.	3,800	68,534
Toshiba Machine Co., Ltd.	20,009	62,484
Tsubakimoto Chain Co. (a)	15,124	94,332
Tsugami Corp. (a)	12,000	44,187
Tsukishima Kikai Co., Ltd. (a)	6,400	53,010
Tsurumi Manufacturing Co., Ltd.	1,000	15,998
Union Tool Co.	2,732	65,765
YAMABIKO Corp.	2,000	16,232

		3,985,776

MARINE — 0.1%
Iino Kaiun Kaisha, Ltd.	17,506	78,932

MEDIA — 2.4%
Adways, Inc. (a)	2,100	13,151
Amuse, Inc.	400	17,301
Asatsu-DK, Inc.	3,700	82,950
Avex Group Holdings, Inc. (a)	5,592	63,454
Broccoli Co., Ltd. (a)	3,000	9,894
Daiichikosho Co., Ltd.	6,281	222,102
Kadokawa Dwango (a)	5,800	76,855
Next Co., Ltd. (a)	5,900	46,455
Septeni Holdings Co., Ltd. (a)	1,700	30,490
Shochiku Co., Ltd. (a)	17,243	144,981
SKY Perfect JSAT Holdings, Inc.	25,200	118,041
Toei Co., Ltd.	16,000	125,446
Tokyo Broadcasting System Holdings, Inc.	10,100	134,762
TV Asahi Holdings Corp.	8,400	127,931
Tv Tokyo Holdings Corp.	3,000	50,799
Usen Corp. (b)	11,680	29,160
ValueCommerce Co., Ltd.	1,200	4,669
Wowow, Inc.	2,600	70,772
Zenrin Co., Ltd.	5,924	79,686

		1,448,899

METALS & MINING — 2.5%
Aichi Steel Corp. (a)	19,000	71,390
Asahi Holdings, Inc.	6,500	97,311
Daido Steel Co., Ltd. (a)	39,000	123,091
Godo Steel, Ltd.	20,440	31,574
Kyoei Steel, Ltd. (a)	3,000	46,942
Maruichi Steel Tube, Ltd. (a)	8,300	187,117
Nippon Denko Co., Ltd.	23,600	42,366
Nippon Light Metal Holdings Co., Ltd.	69,500	103,294
Nippon Yakin Kogyo Co., Ltd. (a)(b)	18,000	22,544
Nisshin Steel Co., Ltd.	8,400	74,696
OSAKA Titanium Technologies Co., Ltd.	3,600	94,084
Pacific Metals Co., Ltd. (a)	15,000	34,568
Sanyo Special Steel Co., Ltd.	18,750	70,920
Toho Titanium Co., Ltd. (b)	5,800	68,817
Toho Zinc Co., Ltd. (a)	20,796	47,404
Tokyo Rope Manufacturing Co., Ltd. (a)(b)	33,654	48,332
Tokyo Steel Manufacturing Co., Ltd.	11,400	61,966
Tokyo Tekko Co., Ltd.	4,000	16,365
Toyo Kohan Co., Ltd.	4,000	11,923
UACJ Corp. (a)	34,000	54,223
Yamato Kogyo Co., Ltd. (a)	5,700	113,748
Yodogawa Steel Works, Ltd. (a)	4,800	89,295

		1,511,970

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	5,700	230,113
Matsuya Co., Ltd. (a)	5,308	76,496
Parco Co., Ltd.	9,225	73,791
Seria Co., Ltd.	2,200	108,379

		488,779

OIL, GAS & CONSUMABLE FUELS — 0.7%
Cosmo Oil Co., Ltd. (b)	80,000	109,548
Itochu Enex Co., Ltd.	9,104	68,946
Japan Petroleum Exploration Co., Ltd. (a)	4,500	118,169
Nippon Gas Co., Ltd. (a)	3,700	105,039
San-Ai Oil Co., Ltd.	4,000	27,287

		428,989

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp. (a)	11,940	$97,901
Hokuetsu Kishu Paper Co., Ltd. (a)	9,100	49,313
Mitsubishi Paper Mills, Ltd. (a)(b)	19,000	12,374
Tokushu Tokai Paper Co., Ltd.	8,000	21,442
Wood One Co., Ltd.	10,000	20,039

		201,069

PERSONAL PRODUCTS — 1.9%
Aderans Co., Ltd.	4,604	36,558
Dr Ci:Labo Co., Ltd. (a)	6,000	112,771
Euglena Co., Ltd. (a)(b)	7,300	107,155
Fancl Corp. (a)	6,900	98,633
Kose Corp.	4,000	362,376
Mandom Corp.	3,145	102,413
Milbon Co., Ltd.	2,700	89,162
Pola Orbis Holdings, Inc.	3,600	222,436

		1,131,504

PHARMACEUTICALS — 2.2%
ASKA Pharmaceutical Co., Ltd.	2,100	22,725
JCR Pharmaceuticals Co., Ltd.	1,200	22,865
Kissei Pharmaceutical Co., Ltd.	2,400	54,507
KYORIN Holdings, Inc.	9,700	147,891
Mochida Pharmaceutical Co., Ltd.	2,400	138,471
Nichi-iko Pharmaceutical Co., Ltd. (a)	5,965	156,141
Nippon Shinyaku Co., Ltd. (a)	7,000	251,618
Rohto Pharmaceutical Co., Ltd. (a)	13,700	209,678
Seikagaku Corp.	5,600	68,407
Sosei Group Corp. (a)	1,800	55,834
Torii Pharmaceutical Co., Ltd.	2,200	51,508
Towa Pharmaceutical Co., Ltd. (a)	1,400	89,425
ZERIA Pharmaceutical Co., Ltd. (a)	5,200	63,999

		1,333,069

PROFESSIONAL SERVICES — 1.4%
Benefit One, Inc.	1,200	20,220
en-japan, Inc.	1,100	29,299
Meitec Corp.	4,844	168,255
Nihon M&A Center, Inc. (a)	4,100	178,015
Nomura Co., Ltd.	7,300	103,010
Pasona Group, Inc.	4,400	37,069
Tanseisha Co., Ltd.	2,300	15,076
Temp Holdings Co., Ltd.	6,200	281,618
Yumeshin Holdings Co., Ltd. (a)	1,500	8,842

		841,404

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Daibiru Corp.	10,026	77,686
Daikyo, Inc. (a)	35,352	59,626
Goldcrest Co., Ltd. (a)	3,409	63,105
Heiwa Real Estate Co., Ltd.	7,600	81,099
K.K. daVinci Holdings (b)(d)	262	0
Kabuki-Za Co., Ltd	1,000	41,122
Kenedix, Inc. (a)	32,700	108,122
NTT Urban Development Corp.	15,400	141,058
Open House Co., Ltd.	4,800	73,825
Raysum Co., Ltd.	1,100	9,727
Relo Holdings, Inc.	1,800	175,243
Shinoken Group Co., Ltd.	1,100	16,440
Sumitomo Real Estate Sales Co., Ltd.	1,100	28,013
Sun Frontier Fudousan Co., Ltd. (a)	1,600	12,037
Takara Leben Co., Ltd. (a)	14,800	72,168
TOC Co., Ltd.	10,000	69,803

		1,029,074

ROAD & RAIL — 1.6%
Fukuyama Transporting Co., Ltd. (a)	11,000	59,241
Hamakyorex Co., Ltd.	4,800	86,209
Hitachi Transport System, Ltd.	7,400	121,413
Kobe Electric Railway Co., Ltd. (a)(b)	24,500	71,189
Nippon Konpo Unyu Soko Co., Ltd.	6,900	121,390
Nishi-Nippon Railroad Co., Ltd. (a)	28,000	136,768
Sankyu, Inc.	35,830	172,621
Seino Holdings Co., Ltd.	19,000	197,194
Trancom Co., Ltd.	700	37,173

		1,003,198

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Ferrotec Corp.	2,800	24,127
Lasertec Corp. (a)	4,900	49,710
Megachips Corp.	4,400	42,139
Micronics Japan Co., Ltd. (a)	4,400	39,788
Renesas Electronics Corp. (a)(b)	3,200	16,860
Sanken Electric Co., Ltd. (a)	17,000	57,062
SCREEN Holdings Co., Ltd. (a)	29,000	140,926
Shindengen Electric Manufacturing Co., Ltd.	7,000	22,444
Shinko Electric Industries Co., Ltd. (a)	11,200	62,749
Sumco Corp.	15,500	137,962
Tokyo Seimitsu Co., Ltd.	6,600	121,844
Ulvac, Inc.	4,902	79,404
UT Group Co., Ltd. (b)	2,200	11,830

		806,845

SOFTWARE — 2.0%
Advanced Media, Inc. (a)(b)	1,200	7,725
Broadleaf Co., Ltd.	2,900	29,372
Capcom Co., Ltd.	6,800	133,598
COLOPL, Inc. (a)	5,800	92,788
Fuji Soft, Inc. (a)	3,574	62,369
Justsystems Corp.	2,800	20,620
KLab, Inc. (a)(b)	4,600	44,247
Koei Tecmo Holdings Co., Ltd.	9,600	122,079
Marvelous, Inc. (a)	2,300	17,553
Nexon Co., Ltd.	20,400	269,979
NSD Co., Ltd.	9,200	112,614
OBIC Business Consultants Co., Ltd.	1,800	85,217
Square Enix Holdings Co., Ltd.	8,300	205,204

		1,203,365

SPECIALTY RETAIL — 4.5%
Adastria Co., Ltd.	2,350	140,296
AOKI Holdings, Inc.	6,100	74,006
Aoyama Trading Co., Ltd.	5,500	193,337
Arcland Sakamoto Co., Ltd.	2,700	57,938
AT-Group Co., Ltd.	1,000	20,874
Autobacs Seven Co., Ltd. (a)	10,688	176,966
Bic Camera, Inc. (a)	10,800	93,693
Carchs Holdings Co., Ltd.	4,800	27,774
Chiyoda Co., Ltd. (a)	3,213	102,884

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

DCM Holdings Co., Ltd.	14,600	$106,545
EDION Corp. (a)	11,150	76,341
Geo Holdings Corp. (a)	8,000	127,516
Gulliver International Co., Ltd. (a)	9,600	87,531
Hikari Tsushin, Inc.	2,600	181,272
Honeys Co., Ltd.	3,000	25,224
Jin Co., Ltd. (a)	1,200	56,110
K’s Holdings Corp. (a)	5,900	184,737
Kohnan Shoji Co., Ltd. (a)	8,700	109,545
Komeri Co., Ltd. (a)	5,230	112,971
Kyoto Kimono Yuzen Co., Ltd.	3,000	25,049
Laox Co., Ltd. (b)	7,000	20,749
Nishimatsuya Chain Co., Ltd.	8,766	81,025
Pal Co., Ltd.	2,100	60,669
Sanrio Co., Ltd. (a)	6,700	182,094
Shimachu Co., Ltd. (a)	8,200	179,248
United Arrows, Ltd. (a)	3,029	124,939
VT Holdings Co., Ltd.	4,300	25,851
Xebio Co., Ltd. (a)	4,561	81,726
Yellow Hat, Ltd.	1,000	21,642

		2,758,552

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Eizo Corp. (a)	3,800	88,206
Hitachi Maxell, Ltd.	6,300	90,740
Japan Digital Laboratory Co., Ltd.	4,700	64,634
Melco Holdings, Inc. (a)	2,200	35,894
Riso Kagaku Corp.	6,700	113,564
Roland DG Corp.	1,000	21,359
Toshiba TEC Corp.	21,000	66,630
Wacom Co., Ltd. (a)	20,900	76,784

		557,811

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Atsugi Co., Ltd.	59,470	53,628
Descente, Ltd.	5,000	70,430
Fujibo Holdings, Inc.	8,000	14,896
Gunze, Ltd.	35,348	106,547
Japan Vilene Co., Ltd.	1,000	9,944
Japan Wool Textile Co., Ltd. (a)	12,170	102,225
Kurabo Industries, Ltd.	29,000	51,334
Onward Holdings Co., Ltd. (a)	19,000	112,003
Sanyo Shokai, Ltd. (a)	17,516	52,651
Seiko Holdings Corp.	14,649	84,764
Seiren Co., Ltd.	9,400	103,838
TSI Holdings Co., Ltd. (a)	13,500	97,278
Unitika, Ltd. (b)	87,084	41,446
Wacoal Holdings Corp. (a)	11,000	131,157
Yondoshi Holdings, Inc. (a)	3,300	80,182

		1,112,323

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Hanwa Co., Ltd.	28,032	102,518
Inaba Denki Sangyo Co., Ltd. (a)	3,863	116,117
Inabata & Co., Ltd.	9,475	98,417
Iwatani Corp. (a)	26,422	149,577
Kanamoto Co., Ltd. (a)	3,000	53,705
Kanematsu Corp.	61,000	85,058
Kuroda Electric Co., Ltd.	7,000	129,403
Mitani Corp.	1,200	28,366
MonotaRO Co., Ltd.	8,600	195,819
Nagase & Co., Ltd.	10,700	123,828
Nichiden Corp.	3,400	74,010
Nippon Steel & Sumikin Bussan Corp. (a)	12,000	35,369
Nishio Rent All Co., Ltd.	1,800	35,199
Okaya & Co., Ltd.	700	49,681
Trusco Nakayama Corp.	2,900	102,062
Wakita & Co., Ltd.	7,200	64,867
Yamazen Corp.	10,600	87,179

		1,531,175

TRANSPORTATION INFRASTRUCTURE — 0.2%
Sumitomo Warehouse Co., Ltd.	25,563	122,943

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Japan Communications, Inc. (a)(b)	16,800	43,766
Okinawa Cellular Telephone Co.	1,000	26,218
WirelessGate, Inc. (a)	1,000	16,799

		86,783

TOTAL COMMON STOCKS —
(Cost $66,435,378)		60,278,068

SHORT TERM INVESTMENTS — 24.2%
UNITED STATES — 24.2%
MONEY MARKET FUNDS — 24.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	14,662,395	14,662,395
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	85,999	85,999

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,748,394)		14,748,394

TOTAL INVESTMENTS — 123.1%
(Cost $81,183,772)		75,026,462
OTHER ASSETS & LIABILITIES — (23.1)%		(14,098,867)

NET ASSETS — 100.0%		$60,927,595

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.0%
APA Group	141,233	$847,997
Challenger, Ltd.	126,645	635,006
Coca-Cola Amatil, Ltd.	153,923	973,913
Sonic Healthcare, Ltd.	45,262	580,081
South32, Ltd. (a)	49,368	47,298
Woolworths, Ltd. (b)	33,059	576,678

		3,660,973

BRAZIL — 0.6%
Natura Cosmeticos SA	94,393	462,252

CANADA — 15.5%
Bank of Montreal	9,573	519,671
Bank of Nova Scotia	12,069	529,589
Canadian Imperial Bank of Commerce (b)	8,419	602,084
Cominar Real Estate Investment Trust	76,240	917,246
Emera, Inc.	22,834	753,980
Enbridge Income Fund Holdings, Inc. (b)	21,572	503,942
Fortis, Inc.	19,924	567,240
Great-West Lifeco, Inc.	21,756	518,788
IGM Financial, Inc. (b)	20,949	529,077
Labrador Iron Ore Royalty Corp. (b)	67,768	722,818
National Bank of Canada (b)	17,019	540,769
Power Corp. of Canada	23,156	477,904
Power Financial Corp. (b)	21,124	482,132
RioCan REIT	34,778	660,696
Rogers Communications, Inc. (Class B)	20,383	699,046
Royal Bank of Canada (b)	9,182	505,363
Shaw Communications, Inc. (Class B) (b)	27,045	521,252
TELUS Corp.	20,676	648,486
Vermilion Energy, Inc. (b)	19,196	615,240

		11,315,323

CHINA — 1.9%
Jiangsu Expressway Co., Ltd. (Class H)	622,000	792,142
Sino Land Co., Ltd.	378,887	573,949

		1,366,091

FINLAND — 2.0%
Fortum Oyj	51,952	767,226
Konecranes Oyj (b)	28,911	721,600

		1,488,826

FRANCE — 6.1%
Klepierre	14,431	652,237
Neopost SA (b)	29,941	778,056
Sanofi	7,469	707,751
Total SA (b)	20,753	931,254
Unibail-Rodamco SE	2,349	606,485
Vinci SA	12,797	810,082

		4,485,865

GERMANY — 3.4%
Bilfinger SE (b)	21,428	791,719
Deutsche Euroshop AG	11,998	538,523
Muenchener Rueckversicherungs- Gesellschaft AG	3,334	620,573
Siemens AG	5,744	512,554

		2,463,369

HONG KONG — 0.9%
CLP Holdings, Ltd.	80,000	682,834

ITALY — 3.3%
Atlantia SpA	29,259	816,182
Hera SpA	359,997	933,088
Tod’s SpA	7,420	648,525

		2,397,795

JAPAN — 3.2%
Canon, Inc. (b)	24,900	718,111
TonenGeneral Sekiyu K.K. (b)	80,000	772,847
UNY Group Holdings Co., Ltd. (b)	134,100	842,009

		2,332,967

MALAYSIA — 0.4%
AMMB Holdings Bhd	308,000	319,509

NORWAY — 2.5%
Orkla ASA	129,706	959,490
Statoil ASA	57,928	842,774

		1,802,264

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	264,723	966,570

SINGAPORE — 0.9%
Singapore Telecommunications, Ltd.	273,100	691,441

SOUTH AFRICA — 3.4%
Foschini Group, Ltd.	54,871	556,885
MTN Group, Ltd.	49,761	640,591
Standard Bank Group, Ltd.	45,785	447,022
Truworths International, Ltd. (b)	133,742	822,358

		2,466,856

SOUTH KOREA — 1.4%
KT&G Corp.	10,822	1,018,015

SPAIN — 2.0%
Abertis Infraestructuras SA	39,271	619,406
Enagas SA	29,202	835,128

		1,454,534

SWEDEN — 2.1%
Skanska AB (Class B)	32,561	636,308
TeliaSonera AB	171,662	921,857

		1,558,165

SWITZERLAND — 3.0%
Baloise Holding AG	4,271	488,252
PSP Swiss Property AG (a)	5,627	461,286
Swiss Prime Site AG (a)	8,662	631,189
Syngenta AG	1,955	624,455

		2,205,182

TAIWAN — 0.7%
Simplo Technology Co., Ltd.	168,000	540,824

THAILAND — 1.0%
Advanced Info Service PCL NVDR	118,000	734,757

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

UNITED KINGDOM — 15.0%
Aberdeen Asset Management PLC	99,752	$448,009
Amec Foster Wheeler PLC	74,471	808,247
Amlin PLC	112,471	1,118,449
BAE Systems PLC	104,788	710,623
BHP Billiton PLC	49,336	751,054
British American Tobacco PLC	13,569	748,769
Carillion PLC (b)	188,052	859,398
Centrica PLC	278,740	967,731
GlaxoSmithKline PLC	47,659	913,944
Sky PLC	47,905	757,569
Tate & Lyle PLC	87,190	776,578
United Business Media PLC	135,009	993,076
William Morrison Supermarkets PLC (b)	446,174	1,122,574

		10,976,021

UNITED STATES — 23.8%
AT&T, Inc. (b)	30,666	999,098
CME Group, Inc.	7,895	732,182
Consolidated Edison, Inc. (b)	10,188	681,068
Darden Restaurants, Inc.	11,759	805,962
Entergy Corp. (b)	7,922	515,722
HollyFrontier Corp.	51,049	2,493,233
Mattel, Inc. (b)	32,721	689,104
National Health Investors, Inc. (b)	9,055	520,572
New York Community Bancorp, Inc. (b)	62,119	1,121,869
Northwest Natural Gas Co. (b)	13,650	625,716
Old Republic International Corp. (b)	54,366	850,284
People’s United Financial, Inc. (b)	47,552	747,993
Pepco Holdings, Inc.	27,338	662,127
PPL Corp. (b)	21,400	703,846
R.R. Donnelley & Sons Co. (b)	72,193	1,051,130
Southern Co. (b)	15,288	683,374
Talen Energy Corp. (a)(b)	2,674	27,008
UIL Holdings Corp. (b)	15,980	803,315
Universal Corp. (b)	22,465	1,113,590
Verizon Communications, Inc. (b)	18,104	787,705
Williams Cos., Inc.	22,211	818,475

		17,433,373

TOTAL COMMON STOCKS —
(Cost $81,968,146)		72,823,806

SHORT TERM INVESTMENTS — 15.0%
UNITED STATES — 15.0%
MONEY MARKET FUNDS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,950,786	10,950,786
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	47,526	47,526

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,998,312)		10,998,312

TOTAL INVESTMENTS — 114.4%
(Cost $92,966,458)		83,822,118
OTHER ASSETS & LIABILITIES — (14.4)%		(10,572,618)

NET ASSETS — 100.0%		$73,249,500

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 23.1%
APA Group	2,698,617	$16,203,141
ASX, Ltd.	144,269	3,837,734
Australia & New Zealand Banking Group, Ltd.	234,926	4,467,572
Bank of Queensland, Ltd.	572,320	4,666,196
Bendigo & Adelaide Bank, Ltd. (a)	559,057	3,890,645
Commonwealth Bank of Australia	75,514	3,856,321
CSR, Ltd.	4,361,287	8,851,245
Dexus Property Group	1,748,520	8,779,474
DUET Group	7,387,196	11,205,344
Federation Centres	5,156,789	9,922,515
Fortescue Metals Group, Ltd. (a)	25,751,884	32,913,361
Genworth Mortgage Insurance Australia, Ltd. (a)	2,064,540	3,334,594
Insurance Australia Group, Ltd. (a)	1,663,546	5,654,211
IOOF Holdings, Ltd. (a)	860,307	5,165,489
National Australia Bank, Ltd.	239,787	5,048,346
Spark Infrastructure Group	5,633,494	7,397,948
Stockland	3,501,744	9,467,536
Suncorp Group, Ltd.	576,142	4,932,023
Tatts Group, Ltd.	3,950,258	10,430,500
Westpac Banking Corp.	232,551	4,850,277
Woodside Petroleum, Ltd.	1,321,578	26,849,307
Woolworths, Ltd. (a)	1,365,296	23,816,078
WorleyParsons, Ltd. (a)	2,412,138	10,011,092

		225,550,949

BELGIUM — 0.8%
bpost SA	340,579	8,071,034

BRAZIL — 0.6%
Companhia Energetica de Minas Gerais ADR	3,546,290	6,312,396

CANADA — 9.1%
ARC Resources, Ltd. (a)	1,126,688	14,824,179
Artis REIT	528,129	4,994,910
Cominar Real Estate Investment Trust	679,749	8,178,079
Crescent Point Energy Corp. (a)	2,062,385	23,489,684
Freehold Royalties, Ltd. (a)	552,570	4,459,467
Gibson Energy, Inc. (a)	568,223	7,090,602
Smart Real Estate Investment Trust	281,113	6,411,901
Whitecap Resources, Inc. (a)	2,408,111	18,931,521

		88,380,343

CHINA — 2.0%
Bank of China, Ltd. (Class H)	6,913,000	2,970,341
CIFI Holdings Group Co., Ltd.	19,602,691	3,490,521
Country Garden Holdings Co., Ltd. (a)	8,652,200	3,114,772
Greentown China Holdings, Ltd. (a)(b)	4,002,500	2,866,288
Industrial & Commercial Bank of China, Ltd. (Class H)	4,747,000	2,731,804
TCL Communication Technology Holdings, Ltd. (a)	5,646,457	4,058,137

		19,231,863

COLOMBIA — 0.5%
Ecopetrol SA ADR (a)	558,411	4,802,335

CZECH REPUBLIC — 0.5%
Komercni Banka AS	20,871	4,517,996

DENMARK — 1.2%
TDC A/S	2,273,713	11,693,041

FINLAND — 5.3%
Elisa Oyj (a)	509,387	17,183,183
Fortum Oyj	1,630,621	24,080,982
Orion Oyj (Class B)	286,896	10,824,367

		52,088,532

FRANCE — 4.2%
CNP Assurances	223,784	3,100,003
EDF SA	1,060,572	18,663,601
Fonciere Des Regions	119,416	10,378,587
ICADE	124,160	8,397,383

		40,539,574

GERMANY — 4.1%
Drillisch AG (a)	393,374	20,861,810
Freenet AG	566,713	18,683,639

		39,545,449

HONG KONG — 3.3%
Agile Property Holdings, Ltd. (a)	8,080,000	4,201,573
Evergrande Real Estate Group, Ltd. (a)	11,704,000	6,644,809
SJM Holdings, Ltd. (a)	17,627,000	12,463,914
Yue Yuen Industrial Holdings, Ltd.	2,317,000	8,565,371

		31,875,667

INDONESIA — 0.0% (c)
Matahari Putra Prima Tbk PT	873,151	114,433

ITALY — 5.1%
Snam SpA	4,649,611	23,843,440
Terna Rete Elettrica Nazionale SpA	4,246,613	20,601,257
UnipolSai SpA	2,246,459	4,877,300

		49,321,997

NETHERLANDS — 0.7%
BE Semiconductor Industries NV (a)	312,857	4,836,787
Delta Lloyd NV	294,881	2,469,693

		7,306,480

NEW ZEALAND — 1.4%
Spark New Zealand, Ltd.	6,934,849	13,219,942

NORWAY — 0.3%
Gjensidige Forsikring ASA	206,690	2,776,867

PORTUGAL — 2.0%
EDP — Energias de Portugal SA	5,364,578	19,587,428

SINGAPORE — 1.1%
Keppel REIT (a)	7,324,000	4,919,066
StarHub, Ltd.	2,473,300	6,018,439

		10,937,505

SOUTH AFRICA — 4.7%
Barclays Africa Group, Ltd.	275,767	3,394,485
Coronation Fund Managers, Ltd.	832,016	3,928,714

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Growthpoint Properties, Ltd. REIT	5,115,220	$9,489,072
Kumba Iron Ore, Ltd. (a)	1,304,478	7,405,910
MMI Holdings, Ltd. (a)	1,602,469	2,757,123
MTN Group, Ltd.	259,620	3,342,183
Redefine Properties, Ltd.	13,703,842	11,595,787
Vodacom Group, Ltd.	419,563	4,172,265

		46,085,539

SPAIN — 2.5%
Bolsas y Mercados Espanoles SHMSF SA (a)	90,585	3,054,698
Enagas SA	729,436	20,860,640

		23,915,338

SWEDEN — 4.2%
NCC AB (Class B)	391,484	11,781,325
Ratos AB (Class B)	678,300	4,080,128
Swedbank AB (Class A)	180,868	3,987,396
TeliaSonera AB	3,958,896	21,259,999

		41,108,848

SWITZERLAND — 1.1%
Cembra Money Bank AG (b)	62,555	3,687,614
Swiss Re AG	41,554	3,555,332
Zurich Insurance Group AG (b)	14,001	3,427,530

		10,670,476

THAILAND — 1.6%
Advanced Info Service PCL	22,800	141,970
Advanced Info Service PCL NVDR	550,500	3,427,827
BTS Group Holdings PCL NVDR	16,899,997	4,539,881
Intouch Holdings PCL NVDR	1,992,508	3,993,800
Krung Thai Bank PCL	60,800	28,645
Krung Thai Bank PCL NVDR	8,181,200	3,854,485

		15,986,608

TURKEY — 2.4%
Eregli Demir ve Celik Fabrikalari TAS	5,038,931	6,207,650
Tofas Turk Otomobil Fabrikasi AS	632,457	3,749,518
Turk Telekomunikasyon AS	2,415,306	4,762,407
Turkcell Iletisim Hizmetleri AS	2,557,454	8,911,284

		23,630,859

UNITED KINGDOM — 17.5%
Admiral Group PLC	219,896	5,002,973
Amlin PLC	572,805	5,696,164
Berkeley Group Holdings PLC	578,660	29,275,940
Carillion PLC (a)	1,877,468	8,580,029
National Grid PLC	2,189,222	30,471,861
Phoenix Group Holdings	355,482	4,401,962
Rio Tinto PLC	568,423	19,028,513
Royal Dutch Shell PLC (Class A)	947,416	22,301,427
SSE PLC	1,000,054	22,661,882
Vodafone Group PLC	7,332,166	23,151,286

		170,572,037

TOTAL COMMON STOCKS —
(Cost $1,178,918,880)		967,843,536

SHORT TERM INVESTMENTS — 15.9%
UNITED STATES — 15.9%
MONEY MARKET FUNDS — 15.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	153,680,936	153,680,936
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	1,284,078	1,284,078

TOTAL SHORT TERM INVESTMENTS —
(Cost $154,965,014)		154,965,014

TOTAL INVESTMENTS — 115.2%
(Cost $1,333,883,894)		1,122,808,550
OTHER ASSETS & LIABILITIES — (15.2)%		(148,392,931)

NET ASSETS — 100.0%		$974,415,619

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.3%
Adelaide Brighton, Ltd.	8,385	$25,614
Alumina, Ltd. (a)	62,488	49,368
Ansell, Ltd.	4,391	57,817
Aristocrat Leisure, Ltd.	14,974	90,538
AusNet Services	43,266	41,474
Bank of Queensland, Ltd.	11,623	94,764
Bendigo & Adelaide Bank, Ltd. (a)	13,194	91,821
BGP Holdings PLC (b)(c)	31,422	0
Boral, Ltd.	22,866	84,624
Challenger, Ltd.	13,026	65,313
Coca-Cola Amatil, Ltd.	12,271	77,642
Cochlear, Ltd.	1,800	105,510
Computershare, Ltd.	13,453	100,048
Domino’s Pizza Enterprises, Ltd.	1,653	46,711
DUET Group	52,991	80,380
Echo Entertainment Group, Ltd.	26,932	91,539
Flight Centre Travel Group, Ltd. (a)	1,657	42,007
Fortescue Metals Group, Ltd. (a)	45,933	58,707
Harvey Norman Holdings, Ltd. (a)	24,962	68,015
Healthscope, Ltd.	32,849	58,824
Iluka Resources, Ltd.	12,254	53,439
Incitec Pivot, Ltd.	45,458	124,499
Medibank Pvt, Ltd.	72,002	122,364
Mirvac Group	87,829	106,086
Orica, Ltd.	9,739	102,862
Platinum Asset Management, Ltd. (a)	4,120	19,587
REA Group, Ltd. (a)	1,151	35,823
Reece Australia, Ltd.	1,274	31,313
Santos, Ltd.	27,099	75,741
Seek, Ltd.	9,173	77,301
Spark Infrastructure Group (a)	33,204	43,604
Tabcorp Holdings, Ltd.	23,448	76,898
Tatts Group, Ltd.	51,095	134,914
Treasury Wine Estates, Ltd.	19,799	91,209
Washington H Soul Pattinson & Co., Ltd.	3,232	34,522

		2,460,878

AUSTRIA — 1.0%
ams AG	2,039	75,750
BUWOG AG (b)	1,646	34,909
IMMOFINANZ AG (b)	33,604	77,271
Mayr Melnhof Karton AG	203	23,408
Oesterreichische Post AG	859	29,418
Raiffeisen Bank International AG (b)	2,439	31,881
Telekom Austria AG	3,001	16,900
UNIQA Insurance Group AG	3,839	33,211
Verbund AG (a)	3,016	39,962
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,219	35,855
Wienerberger AG	2,768	48,587

		447,152

BELGIUM — 1.4%
Ackermans & van haaren NV	678	99,143
bpost SA	1,915	45,382
Cie d’Entreprises CFE	55	6,953
Cofinimmo SA	1,429	150,500
Elia System Operator SA/NV	712	34,572
Euronav NV	2,723	37,979
Financiere de Tubize SA	433	27,932
Galapagos NV (b)	844	34,429
KBC Ancora	133	5,110
Ontex Group NV	858	26,290
S.A. D’Ieteren NV	457	17,602
Sofina SA	530	58,883
Umicore SA	2,172	83,512

		628,287

BERMUDA — 0.4%
Hiscox, Ltd.	11,719	167,218

CANADA — 7.5%
Air Canada (b)	8,743	69,973
Allied Properties REIT	3,680	95,877
AltaGas, Ltd. (a)	2,800	68,669
Amaya, Inc. (a)(b)	3,607	65,457
Atco, Ltd. (Class I)	3,177	92,891
BlackBerry, Ltd. (b)	11,322	69,163
CAE, Inc.	6,975	73,563
Canadian Apartment Properties REIT	1,648	34,885
Canadian Oil Sands, Ltd.	12,600	59,302
Canadian REIT	1,009	30,834
Canfor Corp. (b)	2,235	26,523
CCL Industries, Inc. (Class B)	824	115,134
Cineplex, Inc. (a)	1,769	62,582
Cominar Real Estate Investment Trust	1,882	22,642
Concordia Healthcare Corp.	487	20,683
DH Corp.	4,253	124,256
E-L Financial Corp., Ltd.	88	44,961
Eldorado Gold Corp.	19,100	60,974
Element Financial Corp. (b)	10,339	140,506
Emera, Inc.	3,561	117,585
Empire Co., Ltd. (Class A)	4,200	85,992
Finning International, Inc.	4,000	58,417
First Capital Realty, Inc.	2,587	36,083
First Quantum Minerals, Ltd.	18,800	68,570
Genworth MI Canada, Inc. (a)	710	15,225
H&R Real Estate Investment Trust	730	11,200
Hudson’s Bay Co.	3,406	57,364
IMAX Corp. (a)(b)	1,763	59,572
Industrial Alliance Insurance & Financial Services, Inc.	2,785	82,717
Kinross Gold Corp. (b)	37,114	64,224
Linamar Corp.	1,533	79,983
Lundin Mining Corp. (b)	18,102	50,902
MacDonald, Dettwiler & Associates, Ltd.	944	51,104
Maple Leaf Foods, Inc.	2,798	45,976
Methanex Corp.	2,200	72,562
Northland Power, Inc.	1,000	12,971
Peyto Exploration & Development Corp. (a)	3,800	78,653
PrairieSky Royalty, Ltd. (a)	3,776	71,425
Progressive Waste Solutions, Ltd. (a)	4,810	126,609
Ritchie Bros Auctioneers, Inc. (a)	2,661	68,475
Seven Generations Energy, Ltd. (Class A) (b)	5,432	51,091
Silver Wheaton Corp.	10,600	126,817
Smart Real Estate Investment Trust	1,578	35,993

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SNC-Lavalin Group, Inc.	3,700	$104,815
Stantec, Inc. (a)	2,596	56,501
Stella-Jones, Inc.	800	25,676
Teck Resources, Ltd. (Class B)	12,400	58,916
Veresen, Inc. (a)	9,139	69,529
Vermilion Energy, Inc. (a)	2,700	86,536
West Fraser Timber Co., Ltd.	1,990	62,934
Westjet Airlines, Ltd.	3,137	55,688
Whitecap Resources, Inc. (a)	9,096	71,509
WSP Global, Inc. (a)	1,705	57,278

		3,457,767

CHINA — 0.1%
Dah Sing Banking Group, Ltd. (a)	3,200	5,871
Kerry Properties, Ltd.	14,000	38,297

		44,168

DENMARK — 0.7%
Dfds A/S	810	25,755
GN Store Nord A/S	5,505	98,762
Sydbank A/S	2,431	92,355
Topdanmark A/S (b)	2,314	65,647
William Demant Holding A/S (b)	702	58,296

		340,815

FINLAND — 0.9%
Amer Sports Oyj	3,079	78,156
Cargotec Oyj	1,085	29,600
Citycon Oyj (b)	2,262	5,555
Huhtamaki Oyj	2,217	67,585
Kesko Oyj (Class B)	2,060	72,801
Metso Oyj	3,033	62,938
Nokian Renkaat Oyj	3,748	120,951

		437,586

FRANCE — 3.7%
Air France-KLM (a)(b)	3,470	24,131
Areva SA (b)	969	7,496
bioMerieux	426	45,997
Criteo SA ADR (b)	1,348	50,604
Edenred	4,871	79,357
Elior (e)	1,415	27,009
Eurazeo SA	889	59,045
Faurecia	1,437	44,544
Havas SA	7,647	62,227
Korian SA	3,036	114,139
Lagardere SCA	3,922	108,310
Mercialys SA REIT	2,901	62,628
Metropole Television SA	2,038	38,901
Nexity	1,018	43,766
Norbert Dentressangle SA	33	7,480
Orpea	1,274	101,069
Plastic Omnium SA	1,831	41,797
Remy Cointreau SA (a)	1,437	94,110
Rexel SA	6,365	78,012
Rothschild & Co.	581	16,862
Rubis SCA	1,331	98,741
Sa des Ciments Vicat	523	32,617
Sartorius Stedim Biotech	141	41,866
Schneider Electric SE	563	31,429
SEB SA	874	80,399
Societe Television Francaise 1	3,414	47,826
Somfy SA	19	5,472
Sopra Steria Group	288	31,884
SPIE SA (b)	588	9,757
Technicolor SA	7,921	54,492
Teleperformance	1,811	136,959
Worldline SA (b)(e)	533	13,625

		1,692,551

GERMANY — 4.0%
Aareal Bank AG	1,643	58,248
Aurubis AG	794	50,431
Carl Zeiss Meditec AG (a)	797	22,237
CTS Eventim AG & Co. KGaA	1,575	58,228
Deutsche Euroshop AG	848	38,062
DMG Mori AG	1,155	44,203
Drillisch AG	1,851	98,164
Duerr AG	768	53,829
Freenet AG	4,164	137,280
Gerresheimer AG	1,153	83,966
GRENKELEASING AG	155	24,499
Hella KGaA Hueck & Co.	542	19,521
KION Group AG (b)	1,129	49,994
Krones AG	399	41,911
KUKA AG (a)	826	63,149
KWS Saat SE	64	21,296
Lanxess AG	2,011	93,865
LEG Immobilien AG (b)	1,557	128,282
Leoni AG	1,193	63,402
MTU Aero Engines AG	1,546	129,067
Nordex SE (b)	1,451	39,569
Puma AG Rudolf Dassler Sport (a)	71	14,662
Rational AG	73	29,127
Rheinmetall AG	1,022	62,493
Rocket Internet SE (b)(e)	1,132	36,335
Sartorius AG	257	61,004
Software AG	1,652	48,111
Stada Arzneimittel AG	2,006	71,654
Stroeer SE	457	26,848
Suedzucker AG (a)	1,362	24,690
Wacker Chemie AG	157	11,901
Wirecard AG	3,485	166,128

		1,872,156

HONG KONG — 2.1%
ASM Pacific Technology, Ltd. (a)	6,100	39,787
Brightoil Petroleum Holdings, Ltd. (b)	75,000	26,322
Champion REIT	93,000	46,320
China Traditional Chinese Medicine Co., Ltd. (b)	28,000	21,063
Chinese Estates Holdings, Ltd.	12,000	28,180
First Pacific Co., Ltd.	72,500	44,248
Genting Hong Kong, Ltd.	52,999	17,225
Goldin Properties Holdings, Ltd. (a)(b)	36,000	32,423
Great Eagle Holdings, Ltd.	4,069	12,102
Guoco Group, Ltd.	1,000	11,484
Haitong International Securities Group, Ltd.	48,000	23,721
Hopewell Holdings	31,500	106,896

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	20,000	$8,026
Hysan Development Co., Ltd.	14,000	58,167
Johnson Electric Holdings, Ltd. (a)	10,000	32,968
Kerry Logistics Network, Ltd. (a)	12,000	17,032
Kingston Financial Group, Ltd. (a)(b)	96,000	33,321
Lifestyle International Holdings, Ltd.	8,000	11,437
Melco International Development, Ltd. (a)	33,000	40,324
Noble Group, Ltd.	144,000	42,028
Nord Anglia Education, Inc. (a)(b)	1,028	20,899
NWS Holdings, Ltd.	35,000	45,974
Orient Overseas International, Ltd.	5,000	23,419
Pacific Textiles Holdings, Ltd.	11,000	14,932
PCCW, Ltd.	139,807	71,617
Shangri-La Asia, Ltd.	66,000	57,058
Stella International Holdings, Ltd.	17,500	42,813
VTech Holdings, Ltd. (a)	3,300	39,110

		968,896

IRELAND — 1.1%
Avolon Holdings, Ltd. (a)(b)	545	16,590
Grafton Group PLC	10,622	107,399
ICON PLC (a)(b)	1,742	123,630
King Digital Entertainment PLC (a)	2,765	37,438
Kingspan Group PLC	3,249	78,137
Paddy Power PLC	1,348	155,285
Permanent TSB Group Holdings PLC (b)	1,812	9,607

		528,086

ISRAEL — 0.9%
Azrieli Group	714	28,524
Bezeq The Israeli Telecommunication Corp., Ltd.	57,347	109,583
Delek Group, Ltd.	124	27,088
Elbit Systems, Ltd.	443	32,721
Frutarom Industries, Ltd.	798	30,152
Israel Corp., Ltd.	75	17,962
Mizrahi Tefahot Bank, Ltd.	2,964	35,010
NICE Systems, Ltd.	2,055	112,099
Osem Investments, Ltd.	1,875	36,182
Tower Semiconductor, Ltd. (b)	1	13

		429,334

ITALY — 3.2%
A2A SpA	34,209	42,386
ACEA SpA	365	4,922
Anima Holding SpA (e)	5,400	47,077
Ansaldo STS SpA	3,535	37,407
Autogrill SpA (b)	2,998	27,241
Azimut Holding SpA	2,791	59,754
Banca Generali SpA	1,483	41,733
Banca Popolare dell’Emilia Romagna SC	12,307	101,247
Banca Popolare di Milano SCARL	173,375	170,887
Banca Popolare di Sondrio SCARL	13,655	62,402
Brembo SpA	388	14,985
Buzzi Unicem SpA (f)	36	600
Buzzi Unicem SpA (f)	3,478	34,941
Davide Campari-Milano SpA (a)	9,107	72,380
De’ Longhi SpA	1,404	34,400
DiaSorin SpA	619	27,030
ERG SpA	255	3,558
FinecoBank Banca Fineco SpA	13,714	90,931
Hera SpA	12,429	32,215
Infrastrutture Wireless Italiane SpA (b)(e)	2,728	13,338
Italcementi SpA	5,789	64,070
Moncler SpA	4,194	74,905
Prysmian SpA	6,417	132,157
Recordati SpA	3,922	90,317
Saipem SpA (a)(b)	6,462	51,683
Salvatore Ferragamo Italia SpA	355	9,443
Saras SpA (a)(b)	6,975	14,793
Tod’s SpA (a)	537	46,935
Unipol Gruppo Finanziario SpA	13,794	60,482
World Duty Free SpA (b)	2,624	29,964

		1,494,183

JAPAN — 31.1%
Activia Properties, Inc.	4	16,733
Advance Residence Investment Corp.	60	126,448
AEON Financial Service Co., Ltd. (a)	5,200	102,294
Aeon Mall Co., Ltd.	1,000	15,288
Air Water, Inc.	7,000	104,680
Alfresa Holdings Corp.	8,800	149,526
Amada Holdings Co., Ltd. (a)	11,100	84,155
Aozora Bank, Ltd.	5,000	17,284
Asahi Intecc Co., Ltd.	700	25,074
Bank of Kyoto, Ltd. (a)	11,000	111,226
Benesse Holdings, Inc. (a)	3,300	88,035
Brother Industries, Ltd.	4,300	51,486
Calbee, Inc. (a)	4,700	151,284
Canon Marketing Japan, Inc.	3,300	48,660
Chugoku Bank, Ltd.	6,400	94,532
Citizen Holdings Co., Ltd. (a)	9,700	66,737
Coca-Cola East Japan Co., Ltd.	1,000	16,107
Coca-Cola West Co., Ltd.	300	5,824
COLOPL, Inc.	200	3,200
COOKPAD, Inc.	700	14,688
Cosmos Pharmaceutical Corp.	100	11,748
Credit Saison Co., Ltd. (a)	3,900	70,501
CyberAgent, Inc. (a)	900	35,019
Daicel Corp.	11,200	136,721
Daiichikosho Co., Ltd.	400	14,144
DeNA Co., Ltd. (a)	2,100	38,909
DIC Corp.	28,000	62,422
Disco Corp. (a)	900	62,823
Dowa Holdings Co., Ltd. (a)	12,000	90,477
Ezaki Glico Co., Ltd.	1,100	50,699
FamilyMart Co., Ltd.	3,300	150,169
Fuji Electric Holdings Co., Ltd.	33,000	119,033
Fuji Television Network, Inc.	3,300	38,410
Fukuoka Financial Group, Inc.	33,000	156,231
GLP J-REIT	117	111,857
GungHo Online Entertainment, Inc. (a)	5,100	15,075
Gunma Bank, Ltd.	17,000	108,304
H2O Retailing Corp.	800	15,090
Hachijuni Bank, Ltd.	14,000	98,777
Hakuhodo DY Holdings, Inc.	6,600	62,327
Hamamatsu Photonics K.K. (a)	6,600	148,791

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Haseko Corp.	8,300	$93,558
Hikari Tsushin, Inc.	300	20,916
Hirose Electric Co., Ltd.	500	54,148
Hiroshima Bank, Ltd. (a)	33,000	189,571
HIS Co., Ltd.	300	9,757
Hisamitsu Pharmaceutical Co., Inc. (a)	4,400	146,587
Hitachi Capital Corp. (a)	3,300	80,072
Hitachi Construction Machinery Co., Ltd. (a)	3,300	44,004
Hitachi High-Technologies Corp.	300	6,455
Hokkaido Electric Power Co., Inc. (b)	3,100	30,000
Hokuhoku Financial Group, Inc.	33,000	75,222
Hokuriku Electric Power Co.	6,300	84,480
Hoshizaki Electric Co., Ltd.	2,300	160,356
Ibiden Co., Ltd. (a)	3,300	43,067
Idemitsu Kosan Co., Ltd. (a)	6,400	97,578
IHI Corp.	30,000	76,650
Ito En, Ltd.	400	8,346
Iyo Bank, Ltd. (a)	10,100	115,450
Izumi Co., Ltd.	300	12,111
J Front Retailing Co., Ltd.	12,700	205,083
Jafco Co., Ltd.	300	11,773
Japan Airport Terminal Co., Ltd. (a)	3,000	128,502
Japan Prime Realty Investment Corp.	33	107,047
Japan Retail Fund Investment Corp.	77	148,902
JGC Corp.	4,000	52,887
Joyo Bank, Ltd.	33,000	173,039
JSR Corp. (a)	6,200	88,937
JTEKT Corp.	4,500	62,522
Kakaku.com, Inc. (a)	4,000	64,593
Kaken Pharmaceutical Co., Ltd.	1,000	92,264
Kamigumi Co., Ltd.	8,000	65,194
Kaneka Corp.	11,000	80,641
Kansai Paint Co., Ltd.	8,000	108,346
Kawasaki Kisen Kaisha, Ltd. (a)	28,000	61,253
Keihan Electric Railway Co., Ltd. (a)	16,000	106,342
Keikyu Corp.	2,000	15,864
Keio Corp.	16,000	113,289
Keisei Electric Railway Co., Ltd.	10,000	109,297
Kewpie Corp. (a)	3,300	65,386
Kobayashi Pharmaceutical Co., Ltd.	300	22,519
Konami Corp.	4,300	92,739
Kuraray Co., Ltd. (a)	10,100	125,317
Kurita Water Industries, Ltd.	6,100	129,013
Laox Co., Ltd. (b)	5,000	14,821
Lion Corp. (a)	4,000	35,035
Mabuchi Motor Co., Ltd. (a)	1,600	69,069
Marui Group Co., Ltd. (a)	14,900	179,026
Matsumotokiyoshi Holdings Co., Ltd.	900	39,753
Medipal Holdings Corp.	13,100	206,839
Minebea Co., Ltd.	9,000	94,761
Miraca Holdings, Inc.	3,300	139,423
MISUMI Group, Inc. (a)	9,900	101,591
Mitsubishi Gas Chemical Co., Inc.	24,000	110,216
Mitsubishi Logistics Corp. (a)	2,000	23,079
Mitsubishi Materials Corp.	50,000	151,129
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,200	75,254
Mitsui Chemicals, Inc. (a)	33,000	104,981
Mitsui OSK Lines, Ltd. (a)	33,000	78,804
Mixi, Inc. (a)	1,400	47,693
MonotaRO Co., Ltd.	1,400	31,877
Nabtesco Corp.	3,300	59,875
Nagoya Railroad Co., Ltd. (a)	33,000	129,228
Nankai Electric Railway Co., Ltd.	22,000	112,053
NH Foods, Ltd.	9,000	183,058
NHK Spring Co., Ltd.	7,100	68,472
Nifco, Inc.	300	10,207
Nippon Electric Glass Co., Ltd. (a)	12,000	57,713
Nippon Express Co., Ltd.	33,000	156,782
Nippon Prologis REIT, Inc. (a)	48	87,050
Nippon Shokubai Co., Ltd. (a)	1,600	108,212
Nippon Yusen K.K. (a)	37,000	85,267
Nishi-Nippon City Bank, Ltd.	23,000	62,798
Nissan Chemical Industries, Ltd. (a)	5,400	118,086
Nisshin Seifun Group, Inc.	7,700	111,419
Nisshinbo Holdings, Inc.	1,000	11,239
NOK Corp.	3,300	70,896
Nomura Real Estate Holdings, Inc.	3,300	66,019
NTN Corp.	25,000	102,284
NTT Urban Development Corp. (a)	3,300	30,227
Obic Co., Ltd.	3,300	150,169
OJI Paper Co., Ltd.	33,000	141,076
Orix JREIT, Inc.	70	94,627
Otsuka Corp.	900	43,736
Park24 Co., Ltd.	3,300	61,886
Pigeon Corp.	2,400	55,769
Pilot Corp.	700	28,786
Pola Orbis Holdings, Inc.	200	12,358
Resorttrust, Inc.	1,800	44,622
Rinnai Corp.	1,900	144,366
Sankyo Co., Ltd. (a)	3,300	117,104
Sanrio Co., Ltd. (a)	3,300	89,688
SBI Holdings, Inc.	6,600	73,900
SCSK Corp.	400	14,946
Seino Holdings Co., Ltd.	3,000	31,136
Seven Bank, Ltd. (a)	17,100	73,674
Sharp Corp. (a)(b)	38,000	43,468
Shikoku Electric Power Co., Inc. (a)	6,300	102,313
Shimadzu Corp.	10,000	143,197
Shimamura Co., Ltd.	300	32,213
Showa Shell Sekiyu K.K. (a)	6,000	47,142
Skylark Co., Ltd.	1,700	22,072
Sohgo Security Services Co., Ltd. (a)	1,800	81,760
Sojitz Corp. (a)	38,900	72,106
Sotetsu Holdings, Inc.	4,000	21,809
Square Enix Holdings Co., Ltd.	1,300	32,140
Stanley Electric Co., Ltd. (a)	7,000	138,814
Start Today Co., Ltd.	900	29,608
Sumco Corp.	3,500	31,153
Sumitomo Heavy Industries, Ltd.	33,000	129,779
Sumitomo Rubber Industries, Inc.	4,200	58,074
Sundrug Co., Ltd.	300	15,731
Suruga Bank, Ltd.	9,900	183,179
Suzuken Co., Ltd.	3,600	119,484
Taiheiyo Cement Corp.	33,000	98,643
Takashimaya Co., Ltd.	17,000	136,977
Teijin, Ltd.	28,000	84,632

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Temp Holdings Co., Ltd.	900	$40,880
THK Co., Ltd. (a)	3,700	58,513
Tobu Railway Co., Ltd.	7,000	29,984
Toho Co., Ltd.	8,000	181,890
Toho Gas Co., Ltd. (a)	14,000	82,294
Tokyo Tatemono Co., Ltd.	8,500	100,852
Tokyu Fudosan Holdings Corp.	5,600	37,079
Tosoh Corp. (a)	18,000	86,119
Toyo Seikan Group Holdings, Ltd. (a)	4,300	68,001
Toyo Suisan Kaisha, Ltd.	5,000	188,703
Toyo Tire & Rubber Co., Ltd.	1,900	40,898
Toyota Boshoku Corp. (a)	3,300	55,687
Trend Micro, Inc. (a)	3,300	116,140
Tsuruha Holdings, Inc.	1,000	85,918
United Urban Investment Corp.	101	134,762
Welcia Holdings Co., Ltd.	200	9,686
Yamada Denki Co., Ltd. (a)	29,500	118,724
Yamaguchi Financial Group, Inc. (a)	8,000	97,658
Yamaha Corp.	5,200	114,538
Yamazaki Baking Co., Ltd. (a)	5,000	76,650
Yaoko Co., Ltd.	100	4,509
Yaskawa Electric Corp. (a)	7,800	78,935
Yokogawa Electric Corp. (a)	5,700	59,349
Yokohama Rubber Co., Ltd.	4,000	70,171
Zenkoku Hosho Co., Ltd.	400	13,192
Zeon Corp.	2,000	15,714

		14,373,084

JERSEY — 0.2%
Beazley PLC	21,163	114,442

LUXEMBOURG — 0.6%
APERAM SA (a)(b)	1,084	29,125
B&M European Value Retail SA	12,553	61,874
Cosmo Pharmaceuticals SA (b)	74	11,277
Eurofins Scientific SE	252	77,272
Grand City Properties SA	1,431	27,434
L’Occitane International SA	10,500	21,867
Subsea 7 SA (a)(b)	6,513	48,866

		277,715

MALTA — 0.1%
Unibet Group PLC, SDR	665	55,502

NETHERLANDS — 1.5%
Aalberts Industries NV	2,584	76,321
Arcadis NV	3,330	78,078
ASM International NV	2,137	69,010
Cimpress NV (a)(b)	793	60,355
Delta Lloyd NV	5,336	44,690
Eurocommercial Properties NV	1,786	77,791
Euronext NV (e)	1,659	70,556
SBM Offshore NV (a)(b)	6,571	82,884
TNT Express NV	11,027	83,922
TomTom NV (b)	1,996	20,320
Wereldhave NV	302	17,381

		681,308

NEW ZEALAND — 1.1%
Auckland International Airport, Ltd.	21,423	66,877
Contact Energy, Ltd.	17,940	56,807
Fisher & Paykel Healthcare Corp., Ltd.	27,686	125,746
Fletcher Building, Ltd.	15,426	67,103
Meridian Energy, Ltd.	29,805	40,039
Mighty River Power, Ltd.	12,734	20,487
Ryman Healthcare, Ltd.	11,541	53,968
Spark New Zealand, Ltd.	45,066	85,910
Vector, Ltd.	1,415	2,851

		519,788

NORWAY — 0.3%
Golar LNG, Ltd.	2,337	65,155
Seadrill, Ltd. (a)(b)	9,374	54,563

		119,718

PORTUGAL — 0.5%
Banco Comercial Portugues SA (b)	968,609	47,033
NOS SGPS SA	12,304	101,236
Portucel SA	7,028	24,319
Sonae SGPS SA (a)	29,472	36,188

		208,776

SINGAPORE — 2.4%
Ascendas REIT	58,800	96,766
CapitaLand Commercial Trust, Ltd.	40,100	37,790
CapitaLand Mall Trust	60,000	80,175
ComfortDelGro Corp., Ltd.	75,600	152,593
Fraser and Neave, Ltd.	1,000	1,533
Golden Agri-Resources, Ltd. (a)	165,000	38,294
Hutchison Port Holdings Trust (a)	120,000	66,000
Keppel REIT (a)	20,200	13,567
Mapletree Commercial Trust	22,900	20,212
Olam International, Ltd.	10,000	14,206
SATS Ltd.	32,900	88,619
SembCorp Industries, Ltd. (a)	20,000	48,667
SembCorp Marine, Ltd.	16,000	25,768
SIA Engineering Co., Ltd. (a)	4,400	11,388
Singapore Post, Ltd. (a)	68,600	81,776
Singapore Press Holdings, Ltd.	35,000	94,522
StarHub, Ltd.	6,000	14,600
Suntec REIT (a)	64,000	67,515
UOL Group, Ltd. (a)	34,470	145,696

		1,099,687

SOUTH KOREA — 5.8%
BGF retail Co., Ltd.	245	41,753
BNK Financial Group, Inc.	7,167	82,838
CJ CGV Co., Ltd.	310	27,461
CJ CheilJedang Corp.	199	63,882
CJ E&M Corp. (b)	457	35,201
CJ Korea Express Co., Ltd. (b)	181	30,464
Cuckoo Electronics Co., Ltd.	54	12,392
Daewoo Engineering & Construction Co., Ltd. (b)	5,759	30,998
Daewoo International Corp.	1,741	30,478
Daewoo Securities Co., Ltd.	8,066	80,980
Dongbu Insurance Co., Ltd.	1,813	93,763
Dongsuh Cos., Inc.	1,210	37,465
GS Holdings Corp.	2,554	98,148
GS Retail Co., Ltd.	618	31,805
Hankook Tire Co., Ltd.	1,682	56,194
Hanmi Pharm Co., Ltd. (b)	110	34,477
Hanon Systems Corp.	540	17,882

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Hansae Co., Ltd.	474	$22,074
Hanwha Chemical Corp.	2,610	47,453
Hanwha Corp.	2,806	91,971
Hotel Shilla Co., Ltd.	980	95,081
Hyosung Corp.	605	57,422
Hyundai Department Store Co., Ltd.	360	40,699
Hyundai Development Co.-Engineering & Construction	1,745	80,235
Hyundai Engineering & Construction Co., Ltd.	1,581	45,617
Hyundai Greenfood Co., Ltd.	1,070	23,110
Hyundai Marine & Fire Insurance Co., Ltd.	1,676	42,773
Hyundai Wia Corp.	386	42,010
KCC Corp.	155	54,007
KEPCO Plant Service & Engineering Co., Ltd.	531	54,207
Korea Gas Corp.	803	26,929
Korea Investment Holdings Co., Ltd.	1,981	102,117
Korean Air Lines Co., Ltd. (b)	735	19,440
LG Uplus Corp.	7,257	74,082
Loen Entertainment, Inc.	113	7,627
Lotte Chilsung Beverage Co., Ltd.	15	30,524
Lotte Confectionery Co., Ltd.	37	68,643
Medy-Tox, Inc.	96	34,527
Meritz Securities Co., Ltd.	6,440	24,259
NCSoft Corp.	395	62,984
NH Investment & Securities Co., Ltd.	3,752	31,465
Orion Corp.	91	72,321
Ottogi Corp.	59	51,718
Pan Ocean Co., Ltd. (b)(d)	3,420	13,374
S-1 Corp.	743	58,485
Samlip General Foods Co., Ltd.	52	13,863
Samsung Electro-Mechanics Co., Ltd.	2,043	110,828
Samsung Heavy Industries Co., Ltd.	4,550	47,216
Samsung SDI Co., Ltd.	1,346	123,210
Samsung Securities Co., Ltd.	2,282	87,503
Shinsegae Co., Ltd.	158	31,525
Young Poong Corp.	25	28,495
Youngone Corp.	482	24,602
Yuhan Corp.	107	21,981

		2,670,558

SPAIN — 2.3%
Acciona SA	778	54,972
Acerinox SA (a)	4,218	37,582
Almirall SA	1,841	32,777
Atresmedia Corp. de Medios de Comunicaion SA	2,490	31,602
Bolsas y Mercados Espanoles SHMSF SA (a)	2,547	85,890
Cellnex Telecom SAU (b)(e)	4,529	76,844
Cia de Distribucion Integral Logista Holdings SAU	1,165	21,925
Corporacion Financiera Alba SA	420	17,464
Distribuidora Internacional de Alimentacion SA (a)(b)	15,452	93,193
Ebro Puleva SA	3,005	58,852
Fomento de Construcciones y Contratas SA (b)	2,408	17,767
Gamesa Corp. Tecnologica SA	9,638	133,189
Grupo Catalana Occidente SA	1,353	38,799
Inmobiliaria Colonial SA (b)	62,801	43,603
Mediaset Espana Comunicacion SA	6,094	66,405
Melia Hotels International SA	2,285	31,743
Merlin Properties Socimi SA (b)	6,455	76,737
Prosegur Cia de Seguridad SA	6,283	30,158
Tecnicas Reunidas SA (a)	745	32,878
Viscofan SA	1,513	90,997

		1,073,377

SWEDEN — 3.9%
AAK AB	755	48,881
Axfood AB	1,831	30,127
Axis Communications AB	14	577
Betsson AB (b)	3,025	50,783
BillerudKorsnas AB	5,213	74,773
Boliden AB	7,452	116,217
Castellum AB	7,962	111,735
Elekta AB (Class B)	12,592	83,551
Fabege AB	4,202	61,474
Fastighets AB Balder (b)	1,154	21,850
Great Portland Estates PLC	9,823	127,219
Hexpol AB	7,675	85,562
Hufvudstaden AB	3,539	46,205
Husqvarna AB (Class B)	10,224	66,802
Intrum Justitia AB	2,427	83,716
Investment AB Latour (Class B)	600	18,951
Lundin Petroleum AB (Class B) (b)	5,375	69,086
NCC AB (Class B)	2,407	72,436
Nibe Industrier AB (Class B) (a)	4,328	126,377
Nobia AB	2,607	31,736
Pandox AB (b)	876	12,732
Peab AB	11,150	77,173
Saab AB	1,672	44,655
Securitas AB (Class B)	8,900	108,344
SSAB AB (a)(b)	947	2,850
SSAB AB, (Series A) (a)(b)	7,761	26,521
Swedish Orphan Biovitrum AB (b)	3,503	46,110
Tele2 AB (Class B)	6,560	63,707
Trelleborg AB (Class B)	4,830	76,248
Wallenstam AB (Class B) (a)	3,799	31,164

		1,817,562

SWITZERLAND — 3.1%
Allreal Holding AG (b)	158	20,617
Aryzta AG (b)	2,306	97,399
Banque Cantonale Vaudoise (a)	131	77,090
Basellandschaftliche Kantonalbank	24	21,762
Bucher Industries AG	191	40,933
Daetwyler Holding AG (a)	178	24,083
DKSH Holding AG (b)	237	14,954
dorma+kaba Holding AG	44	26,929
Emmi AG (b)	36	14,995
Flughafen Zuerich AG	231	160,289
Forbo Holding AG (b)	40	44,868
GAM Holding AG (b)	6,105	107,155
Georg Fischer AG	109	61,634
Leonteq AG (b)	228	40,158
Logitech International SA (a)	5,725	74,412

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Luzerner Kantonalbank AG	58	$21,087
OC Oerlikon Corp. AG (b)	3,913	38,285
Panalpina Welttransport Holding AG (a)	538	58,640
PSP Swiss Property AG (b)	1,107	90,749
St Galler Kantonalbank AG	57	20,782
Straumann Holding AG	235	67,402
Sulzer AG (a)	713	69,687
Sunrise Communications Group AG (b)(e)	1,018	58,240
Temenos Group AG (b)	3,754	153,679
Vontobel Holding AG	558	28,183
VZ Holding AG	30	9,303

		1,443,315

UNITED KINGDOM — 14.1%
AA PLC (b)	18,282	78,481
Abengoa Yield PLC (a)	829	13,720
Aggreko PLC	6,651	95,809
Amlin PLC	16,563	164,708
Ashmore Group PLC (a)	9,898	36,958
Aveva Group PLC	1,876	57,856
Balfour Beatty PLC	20,621	78,558
BBA Aviation PLC	14,184	57,516
BCA Marketplace PLC (b)	18,675	48,302
Bellway PLC	3,487	131,309
Berendsen PLC	4,656	70,738
Betfair Group PLC	2,018	101,515
Booker Group PLC	43,696	122,383
Bovis Homes Group PLC	2,973	45,349
Britvic PLC	7,202	74,019
BTG PLC (b)	12,814	126,747
Cable & Wireless Communications PLC	142,142	119,282
Card Factory PLC	5,937	35,253
Carillion PLC (a)	13,577	62,047
Cineworld Group PLC	3,965	33,333
Close Brothers Group PLC	3,097	70,039
Crest Nicholson Holdings PLC	6,093	52,700
Daily Mail & General Trust PLC	7,039	80,341
Dialog Semiconductor PLC (b)	2,793	111,520
Domino’s Pizza Group PLC	3,971	53,414
Dunelm Group PLC	2,250	30,674
Essentra PLC	6,349	75,591
Euromoney Institutional Investor PLC	1,151	16,563
FirstGroup PLC (b)	34,159	50,552
Galliford Try PLC	1,494	35,892
Greene King PLC	8,990	108,328
Halma PLC	8,834	96,546
Hays PLC	36,060	83,735
Henderson Group PLC	30,704	121,016
Howden Joinery Group PLC	18,622	137,230
ICAP PLC	15,956	110,502
IG Group Holdings PLC	9,449	110,138
IMI PLC	6,057	87,023
Indivior PLC	19,151	65,734
Intermediate Capital Group PLC	8,433	65,977
International Game Technology PLC (a)	2,363	36,225
Jardine Lloyd Thompson Group PLC	3,932	60,692
JD Sports Fashion PLC	1,043	15,088
John Wood Group PLC	10,600	98,747
Jupiter Fund Management PLC	9,855	64,697
Just Eat PLC (b)	11,454	71,204
Kier Group PLC	1,737	35,520
Man Group PLC	57,803	134,137
Manchester United PLC (Class A) (a)	1,055	18,114
Markit, Ltd. (b)	2,541	73,689
Melrose Industries PLC	24,001	96,051
Michael Page International PLC	6,736	48,364
Micro Focus International PLC	2,538	46,249
Millennium & Copthorne Hotels PLC	3,325	24,311
Mitchells & Butlers PLC (b)	4,318	20,655
Moneysupermarket.com Group PLC	11,567	59,221
National Express Group PLC	12,100	52,200
Ocado Group PLC (a)(b)	15,983	77,473
Petrofac, Ltd.	6,862	79,828
Pets at Home Group PLC	3,792	15,836
Phoenix Group Holdings	3,990	49,409
Playtech Plc	5,173	64,920
PZ Cussons PLC	9,524	41,909
QinetiQ Group PLC	25,320	86,487
Redrow PLC	4,224	29,189
Regus PLC	17,224	79,992
Renishaw PLC	682	20,826
Rentokil Initial PLC	47,956	106,855
Restaurant Group PLC	11,190	114,413
Rotork PLC	25,354	63,291
RPC Group PLC	5,449	52,288
Saga PLC	10,623	33,067
Segro PLC	20,822	135,465
Shaftesbury PLC	5,975	82,994
Spectris PLC	3,510	89,907
Spirax-Sarco Engineering PLC	2,147	91,093
Spire Healthcare Group PLC (e)	1,536	8,376
SSP Group PLC	9,556	44,192
Stagecoach Group PLC	12,580	64,332
TalkTalk Telecom Group PLC (a)	15,094	71,906
Tate & Lyle PLC	11,099	98,856
Ted Baker PLC	654	31,770
Telecity Group PLC	6,290	103,662
Thomas Cook Group PLC (b)	44,326	77,684
Tullow Oil PLC (b)	24,142	61,838
Unite Group PLC	4,667	46,163
United Business Media PLC	10,300	75,763
Vedanta Resources PLC	1,523	9,809
Victrex PLC	1,919	51,509
Virgin Money Holdings UK PLC	4,198	24,577
Weir Group PLC	5,555	98,449
WH Smith PLC	6,288	148,967
Workspace Group PLC	2,677	38,036
WS Atkins PLC	4,268	89,734

		6,533,427

UNITED STATES — 0.1%
Eros International PLC (a)(b)	734	19,958
Nexteer Automotive Group Ltd.	21,000	21,135

		41,093

TOTAL COMMON STOCKS —
(Cost $49,766,159)		45,998,429

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

RIGHTS — 0.0% (g)
GERMANY — 0.0% (g)
RHOEN-KLINIKUM AG (expiring 10/8/15) (a)(b) (Cost $221)	1,957	$44

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	6,425,112	6,425,112
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (i)(j)	37,447	37,447

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,462,559)		6,462,559

TOTAL INVESTMENTS — 113.4%
(Cost $56,228,939)		52,461,032
OTHER ASSETS & LIABILITIES — (13.4)%		(6,216,341)

NET ASSETS — 100.0%		$46,244,691

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 4.9%
Aliansce Shopping Centers SA	105,711	$282,731
Alupar Investimento SA	35,421	132,541
Arezzo Industria e Comercio SA	51,322	256,484
B2W Cia Digital (a)	89,800	335,119
Banco ABC Brasil SA (a)(b)	2,830	6,396
Banco ABC Brasil SA Preference Shares	73,243	171,062
Banco do Estado do Rio Grande do Sul SA Preference Shares	128,900	180,631
BR Malls Participacoes SA	217,900	572,391
BR Properties SA	284,331	764,033
Bradespar SA Preference Shares	180,400	371,496
Brasil Brokers Participacoes SA	312,566	137,368
Braskem SA Preference Shares (Class A)	113,800	476,411
Cia de Saneamento de Minas Gerais-COPASA	53,200	166,336
Cia Energetica de Sao Paulo Preference Shares (Class B)	72,000	275,021
Cia Ferro Ligas da Bahia — Ferbasa Prefernce Shares	108,576	208,048
Cia Hering	140,150	494,508
Cia Paranaense de Energia Preference Shares	46,300	379,521
Cia Siderurgica Nacional SA	517,500	509,449
Cosan Logistica SA	256,167	74,625
Cosan, Ltd. BDR	54,500	156,029
Direcional Engenharia SA	181,469	164,974
EcoRodovias Infraestrutura e Logistica SA	144,700	221,668
EDP — Energias do Brasil SA	34,500	99,464
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares (a)	109,315	300,606
Equatorial Energia SA	39,900	339,285
Estacio Participacoes SA	207,200	733,691
Eternit SA	332,139	145,135
Even Construtora e Incorporadora SA	265,623	229,471
Ez Tec Empreendimentos e Participacoes SA	93,009	270,014
Fleury SA	107,381	438,213
GAEC Educacao SA	95,913	233,403
Gafisa SA (a)	488,866	247,996
Helbor Empreendimentos SA	175,689	84,713
Iguatemi Empresa de Shopping Centers SA	44,100	227,591
International Meal Co. Alimentacao SA (a)	89,567	105,943
Iochpe-Maxion SA	91,076	346,514
JHSF Participacoes SA	147,492	53,708
JSL SA	43,700	105,355
Kepler Weber SA	16,980	89,464
Light SA	77,000	223,345
Linx SA	27,349	302,203
Localiza Rent a Car SA	62,000	380,537
Log-in Logistica Intermodal SA (a)	88,227	32,127
LPS Brasil Consultoria de I moveis SA	95,304	68,212
Magnesita Refratarios SA (a)	310,374	220,585
Mahle-Metal Leve SA	37,506	216,920
Marcopolo SA Preference Shares	547,068	219,819
Marfrig Global Foods SA (a)	226,383	407,631
Metalurgica Gerdau SA Preference Shares	281,500	206,427
Mills Estruturas e Servicos de Engenharia SA (a)	179,529	202,886
Minerva SA (a)	39,730	133,100
MRV Engenharia e Participacoes SA	278,990	426,688
Paranapanema SA (a)	232,097	120,072
PDG Realty SA Empreendimentos e Participacoes (a)	979,040	14,752
Prumo Logistica SA (a)	745,300	110,430
QGEP Participacoes SA	92,285	141,836
Qualicorp SA	109,911	409,618
Randon SA Implementos e Participacoes Preference Shares	229,067	167,402
Restoque Comercio e Confeccoes de Roupas SA	120,093	98,621
Rumo Logistica Operadora Multimodal SA (a)	170,961	258,033
Santos Brasil Participacoes SA	30,700	98,685
Sao Martinho SA	19,900	195,904
Ser Educacional SA	50,262	108,175
SLC Agricola SA	85,773	385,574
Smiles SA	41,478	313,016
Somos Educacao SA	84,815	279,028
Sul America SA	102,500	459,480
Totvs SA	49,400	373,916
Usinas Siderurgicas de Minas Gerais SA Preference Shares (Class A)	462,800	389,352
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	76,119	874,749
Via Varejo SA	173,505	172,549

		18,399,080

CHILE — 1.8%
Administradora de Fondos de Pensiones Habitat SA	450,128	524,621
Besalco SA	563,578	183,371
E.CL SA	210,000	291,261
Inversiones Aguas Metropolitanas SA	614,758	847,569
Inversiones La Construccion SA	53,219	572,634
Parque Arauco SA	880,313	1,507,460
Ripley Corp. SA	1,231,614	406,042
Salfacorp SA	568,572	298,560
Sociedad Matriz SAAM SA	8,757,970	581,212
Sociedad Quimica y Minera de Chile SA Preference Shares (Class B)	20,000	288,475
Vina Concha y Toro SA	825,793	1,365,689

		6,866,894

CHINA — 12.0%
21Vianet Group, Inc. ADR (a)	44,154	807,135
500.com, Ltd. ADR (Class A) (a)	9,900	160,578
51job, Inc. ADR (a)	25,390	695,686
Autohome, Inc. ADR (a)	12,400	403,372
Bank of Chongqing Co., Ltd. (Class H)	866,500	598,161
Baoxin Auto Group, Ltd.	300,000	127,741

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Beijing Enterprises Clean Energy Group, Ltd. (a)	3,828,400	$474,225
Beijing North Star Co., Ltd. (Class H)	630,000	182,089
Bitauto Holdings, Ltd. ADR (a)	14,100	419,757
Boer Power Holdings, Ltd.	126,000	212,654
Boyaa Interactive International, Ltd. (c)	907,200	372,242
Broad Greenstate International Co., Ltd.	560,000	122,838
BYD Electronic International Co., Ltd. (a)	166,000	103,026
Central China Securities Co., Ltd. (Class H) (c)	384,000	197,697
Chanjet Information Technology Co., Ltd. (Class H)	29,200	50,412
Cheetah Mobile, Inc. ADR (a)(c)	14,868	214,991
China Aircraft Leasing Group Holdings, Ltd.	98,500	97,737
China Animal Healthcare, Ltd. (a)(c)(d)	1,059,700	355,510
China Assurance Finance Group, Ltd. (a)	775,000	100,999
China Distance Education Holdings, Ltd. ADR (c)	39,170	500,593
China Fangda Group Co., Ltd. (Class B)	132,700	81,332
China Hanking Holdings, Ltd. (a)	140,000	72,077
China Harmony New Energy Auto Holdings, Ltd.	425,500	200,395
China Hongxing Sports, Ltd. (a)(c)(d)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	1,737,900	650,307
China Lilang, Ltd. (c)	951,000	811,106
China Lodging Group, Ltd. ADR (a)	40,267	979,696
China Ming Yang Wind Power Group, Ltd. ADS (a)(c)	50,000	98,000
China NT Pharma Group Co., Ltd. (a)	437,900	101,705
China Pioneer Pharma Holdings, Ltd.	440,000	189,625
China SCE Property Holdings, Ltd. (c)	2,241,800	488,854
China Shanshui Cement Group, Ltd. (a)(c)(d)	1,224,000	596,045
China Shengmu Organic Milk, Ltd. (a)(e)	448,000	98,270
China Silver Group, Ltd.	1,016,000	247,771
China Suntien Green Energy Corp., Ltd. (Class H)	1,556,000	275,059
China Zhongwang Holdings, Ltd.	280,000	106,219
Chinasoft International, Ltd. (a)(c)	906,000	347,200
CNinsure, Inc. ADR (a)(c)	9,992	76,439
Cogobuy Group (a)(e)	265,000	267,392
Colour Life Services Group Co., Ltd. (c)	583,000	455,865
Consun Pharmaceutical Group, Ltd.	495,600	301,195
Coolpad Group, Ltd. (a)	2,504,000	468,487
Credit China Holdings, Ltd. (c)	2,024,000	522,319
Dongjiang Environmental Co., Ltd. (Class H)	100,000	155,096
Dongyue Group	839,000	217,597
Double Coin Holdings, Ltd. (Class B)	480,024	402,740
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(c)	46,553	277,921
E-House China Holdings, Ltd. ADR (c)	56,682	336,691
First Tractor Co., Ltd. (Class H) (c)	604,500	353,338
Foshan Electrical and Lighting Co., Ltd. (Class B)	95,600	80,427
Fu Shou Yuan International Group, Ltd.	462,000	290,313
Fuyao Glass Industry Group Co., Ltd. (Class H) (a)(c)(e)	124,000	235,839
Guorui Properties, Ltd.	150,000	74,516
Hangzhou Steam Turbine Co. (Class B) (d)	787,050	805,325
Harbin Electric Co., Ltd. (Class H) (c)	1,138,000	625,529
Hi Sun Technology China, Ltd. (a)(c)	1,116,000	187,199
Hilong Holding, Ltd. (c)	1,469,000	297,589
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	244,000	122,157
Homeinns Hotel Group ADR (a)	27,445	788,769
Huadian Energy Co., Ltd. (Class B) (a)	198,100	106,380
Huangshan Tourism Development Co., Ltd. (Class B)	391,000	598,230
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	404,500	328,859
JA Solar Holdings Co., Ltd. ADR (a)(c)	60,912	475,114
Jiangnan Group, Ltd.	490,000	100,528
Jiangsu Future Land Co., Ltd. (Class B)	543,000	982,287
Jingwei Textile Machinery (Class H)	224,000	335,853
JinkoSolar Holding Co., Ltd. ADR (a)(c)	22,135	485,642
Jumei International Holding, Ltd. ADR (a)(c)	17,800	175,686
Kama Co., Ltd. (Class B) (a)	97,700	81,677
Kangda International Environmental Co., Ltd. (a)(c)(e)	1,771,200	466,223
KWG Property Holding, Ltd.	158,500	103,894
Launch Tech Co., Ltd. (Class H) (a)	75,000	89,032
Leyou Technologies Holdings, Ltd. (a)	879,200	95,293
Lifetech Scientific Corp. (a)	1,106,000	159,834
Lonking Holdings, Ltd.	2,241,000	294,943
Luoyang Glass Co., Ltd. (Class H) (a)	436,000	286,352
MIE Holdings Corp. (a)	1,910,754	202,169
Minth Group, Ltd.	94,000	167,622
Nanjing Panda Electronics Co., Ltd. (Class H)	138,000	94,908
Noah Holdings, Ltd. ADS (a)(c)	45,328	1,064,755
NQ Mobile, Inc. ADR (a)(c)	57,536	190,444
Ourgame International Holdings, Ltd.	181,000	92,017
Ozner Water International Holding, Ltd. (a)(c)(e)	1,225,000	224,450
Parkson Retail Group, Ltd. (c)	2,685,500	356,909
Peak Sport Products Co., Ltd.	1,127,000	286,474
Phoenix Healthcare Group Co., Ltd.	603,500	979,610

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Poly Culture Group Corp., Ltd. (Class H) (c)	155,600	$329,268
PW Medtech Group, Ltd. (a)(c)	2,354,000	492,059
Qunar Cayman Islands, Ltd. ADR (a)	20,947	629,876
Real Gold Mining, Ltd. (a)(d)	251,500	0
Renren, Inc. ADR (a)(c)	110,999	344,097
REXLot Holdings, Ltd. (c)(d)	13,122,064	558,742
Shanda Games, Ltd. ADR (a)	59,064	395,729
Shandong Airlines Co., Ltd. (Class B)	49,800	103,905
Shandong Chenming Paper Holdings, Ltd. (Class B)	152,600	73,838
Shandong Molong Petroleum Machinery Co., Ltd. (Class H) (a)	268,400	89,351
Shang Gong Group Co., Ltd. (Class B) (a)	113,000	99,440
Shanghai Chlor-Alkali Chemical Co., Ltd. (Class B) (a)	143,000	83,512
Shanghai Diesel Engine Co., Ltd. (Class B)	378,360	259,177
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H)	442,000	406,067
Shanghai Greencourt Investment Group Co., Ltd. (Class B) (a)	629,000	363,562
Shanghai Haixin Group Co. (Class B)	641,700	381,170
Shanghai Highly Group Co., Ltd. (Class B)	129,800	79,308
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H) (c)	1,002,000	280,558
Shanghai Jinjiang International Industrial Investment Co., Ltd. (Class B)	116,200	174,416
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	26,000	83,512
Shanghai Potevio Co., Ltd. (Class B) (a)	78,800	88,650
Shanghai Shibei Hi-Tech Co., Ltd. (Class B) (b)	118,500	100,607
Shenguan Holdings Group, Ltd. (c)	1,712,010	220,903
Shenzhen Expressway Co., Ltd. (Class H)	384,000	250,218
Shenzhen SEG Co., Ltd. (Class B) (a)	130,900	77,188
Shui On Land, Ltd. (c)	448,000	102,895
Shunfeng International Clean Energy, Ltd. (a)	1,403,300	356,708
Sinofert Holdings, Ltd.	1,482,000	219,908
Sinosoft Technology Group, Ltd.	140,000	69,909
Sohu.com, Inc. (a)	7,800	322,140
SouFun Holdings, Ltd. ADR (c)	113,000	745,800
SPT Energy Group, Inc. (a)(c)	1,224,000	110,554
Sun King Power Electronics Group (a)	711,000	79,815
Sunac China Holdings, Ltd.	889,000	463,424
Sunny Optical Technology Group Co., Ltd. (c)	506,000	1,004,159
TAL Education Group ADR (a)(c)	48,702	1,565,769
TCL Communication Technology Holdings, Ltd. (c)	636,000	457,096
Tian Ge Interactive Holdings, Ltd. (e)	692,000	300,906
Tianjin Capital Environmental Protection Group Co., Ltd. (Class H)	508,000	300,210
Tianjin ZhongXin Pharmaceutical Group Co., Ltd. (Class S)	135,200	143,312
Tong Ren Tang Technologies Co., Ltd. (Class H)	420,000	572,280
Trina Solar, Ltd. ADR (a)(c)	53,286	477,975
Wang Tai Holdings, Ltd. (a)	670,000	75,212
Wisdom Holdings Group (c)	1,160,000	493,932
Wumart Stores, Inc. (Class H) (a)	450,000	181,160
Xiamen International Port Co., Ltd. (Class H)	496,000	119,679
Xinchen China Power Holdings, Ltd. (a)(c)	739,000	168,777
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	485,000	381,739
Yestar International Holdings Co., Ltd. (c)	1,876,600	745,792
Yingli Green Energy Holding Co., Ltd. ADR (a)(c)	142,483	58,176
YuanShengTai Dairy Farm, Ltd. (a)(c)	4,955,000	358,036
YY, Inc. ADR (a)	14,300	779,922
Zhaojin Mining Industry Co., Ltd. (Class H) (c)	913,000	477,113
Zhengzhou Coal Mining Machinery Group Co., Ltd. (Class H)	225,200	95,600
Zhonglu Co., Ltd. (Class B) (a)	34,400	89,509

		44,991,692

CYPRUS — 0.3%
Global Ports Investments PLC, GDR	29,504	122,737
QIWI PLC ADR	36,561	589,363
TCS Group Holding PLC GDR	113,928	199,374

		911,474

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	2,130	1,005,291

EGYPT — 1.3%
Arab Cotton Ginning	421,331	145,286
Citadel Capital SAE (a)	551,627	114,129
Eastern Tobacco	26,194	719,042
Egyptian Financial Group-Hermes Holding Co. (a)	454,714	468,649
Egyptian Kuwait Holding Co.	667,750	387,295
ElSewedy Electric Co. (a)	128,300	704,580
Ezz Steel (a)	463,706	538,322
Juhayna Food Industries	576,432	591,152
Maridive & Oil Services SAE (a)	240,889	74,676
Orascom Telecom Media & Technology Holding SAE (a)	3,708,639	331,549
Sidi Kerir Petrochemicals Co.	155,629	258,187
Six of October Development & Investment Co. (a)	535,765	612,397

		4,945,264

GREECE — 1.8%
Aegean Airlines SA	54,223	406,132
Aegean Marine Petroleum Network, Inc.	22,008	148,334
Alpha Bank AE (a)	2,858,887	341,462
Costamare, Inc.	35,172	431,561

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Diana Shipping, Inc. (a)	130,458	$845,368
DryShips, Inc. (a)	396,524	66,933
Ellaktor SA (a)	88,803	151,663
FF Group (a)	12,090	245,617
Grivalia Properties REIC AE	24,648	219,006
Hellenic Exchanges — Athens Stock Exchange SA	52,644	290,881
JUMBO SA	43,115	377,798
Metka SA	21,153	174,493
Motor Oil Hellas Corinth Refineries SA (a)	18,341	221,110
Mytilineos Holdings SA (a)	71,922	373,316
Navios Maritime Holdings, Inc. (c)	91,821	228,634
Piraeus Bank SA (a)	1,321,599	115,068
Public Power Corp. SA	57,134	297,833
Star Bulk Carriers Corp. (a)	44,248	90,708
StealthGas, Inc. (a)	42,386	190,313
Titan Cement Co. SA	21,456	483,795
Tsakos Energy Navigation, Ltd.	104,961	853,333

		6,553,358

HONG KONG — 9.5%
361 Degrees International, Ltd.	940,000	292,308
AAG Energy Holdings, Ltd. (a)(e)	584,000	85,904
Ajisen China Holdings, Ltd.	641,000	287,828
Anton Oilfield Services Group (a)(c)	1,086,000	141,529
Anxin-China Holdings, Ltd. (a)(d)	2,248,000	55,112
AVIC International Holding HK, Ltd. (a)(c)	1,906,000	206,584
Beijing Capital Land, Ltd. (Class H)	1,156,400	456,589
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,105,600	211,917
Boshiwa International Holding, Ltd. (a)(c)(d)	1,843,000	0
Carnival Group International Holdings, Ltd. (a)(c)	3,450,000	431,804
CGN Meiya Power Holdings Co., Ltd. (a)(e)	420,000	104,051
Chaowei Power Holdings, Ltd. (a)(c)	544,000	277,263
Chiho-Tiande Group, Ltd. (a)(b)	394,000	264,868
China Aerospace International Holdings, Ltd. (c)	1,252,000	164,778
China All Access Holdings, Ltd.	384,000	121,888
China Animation Characters Co., Ltd. (a)	59,000	44,535
China Beidahuang Industry Group Holdings, Ltd. (Class A) (a)	1,019,200	181,482
China Chengtong Development Group, Ltd. (a)	1,710,000	220,644
China Dongxiang Group Co., Ltd. (c)	4,196,000	1,012,448
China Electronics Corp. Holdings Co., Ltd. (c)	206,000	64,059
China Energine International Holdings, Ltd.	692,000	55,360
China Financial International Investments, Ltd. (a)(c)	2,760,000	320,514
China Foods, Ltd. (a)	688,000	351,544
China Forestry Holdings, Ltd. (a)(c)(d)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)	988,000	958,672
China Huarong Energy Co., Ltd. (a)(c)	2,164,500	86,579
China Jinhai International Group, Ltd. (a)	2,086,000	204,561
China Lumena New Materials Corp. (a)(c)(d)	4,287,298	0
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	0
China Minsheng Drawin Technology Group, Ltd. (a)	1,700,000	109,677
China National Materials Co., Ltd. (Class H)	1,240,000	299,198
China Nuclear Energy Technology Corp., Ltd. (a)	458,000	122,330
China Ocean Shipbuilding Industry Group, Ltd. (a)(c)	9,497,200	281,851
China Oil and Gas Group, Ltd. (a)(c)	4,588,000	284,158
China Overseas Grand Oceans Group, Ltd. (c)	754,000	221,820
China Power New Energy Development Co., Ltd. (c)	4,880,000	352,617
China Precious Metal Resources Holdings Co., Ltd. (a)(c)	2,698,000	106,179
China Public Procurement, Ltd. (a)(c)	3,024,000	48,384
China Rare Earth Holdings, Ltd. (a)(c)	1,784,400	145,054
China Shineway Pharmaceutical Group, Ltd.	353,000	408,111
China Singyes Solar Technologies Holdings, Ltd. (a)(c)	442,000	298,277
China Travel International Investment Hong Kong, Ltd.	3,976,000	1,446,742
China Vanguard Group, Ltd. (a)	795,000	100,528
China Yurun Food Group, Ltd. (a)(c)	1,054,000	239,358
China ZhengTong Auto Services Holdings, Ltd.	703,500	290,476
Citic Resources Holdings, Ltd. (a)(c)	3,245,000	473,139
Citic Telecom International Holdings, Ltd.	859,000	293,721
Comba Telecom Systems Holdings, Ltd. (c)	819,490	174,471
Concord New Energy Group, Ltd.	7,820,000	524,693
Dah Chong Hong Holdings, Ltd. (c)	641,000	257,225
Dawnrays Pharmaceutical Holdings, Ltd.	576,000	495,728
Digital China Holdings, Ltd.	624,000	577,297
Fufeng Group, Ltd. (c)	923,600	374,205
Golden Meditech Holdings, Ltd.	756,000	97,548
Greatview Aseptic Packaging Co., Ltd.	942,048	438,809
Guangdong Land Holdings, Ltd. (a)	1,254,000	262,125
Guotai Junan International Holdings, Ltd. (c)	2,887,000	815,805
Hang Fat Ginseng Holdings Co., Ltd. (c)	3,860,000	288,876
Hengdeli Holdings, Ltd.	2,028,400	290,517

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

HNA International Investment Holdings, Ltd. (a)	1,006,000	$51,273
Honghua Group, Ltd. (a)(c)	4,170,000	317,456
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (c)	3,246,560	397,963
Huabao International Holdings, Ltd.	1,074,000	339,520
Huajun Holdings, Ltd.	836,000	127,287
Ju Teng International Holdings, Ltd. (c)	925,500	456,179
Kingboard Laminates Holdings, Ltd. (c)	971,500	393,612
Kingdee International Software Group Co., Ltd. (c)	1,148,000	429,571
Li Ning Co., Ltd. (a)(c)	2,052,749	887,312
Maoye International Holdings, Ltd. (c)	1,537,000	200,304
Millennium Pacific Group Holdings, Ltd. (a)	193,000	308,798
MMG, Ltd. (a)(c)	996,000	187,632
National Agricultural Holdings, Ltd. (a)(c)	524,000	212,303
Neo Telemedia, Ltd. (a)	2,080,000	177,134
NetDragon Websoft, Inc. (c)	242,000	605,777
Newocean Energy Holdings, Ltd. (c)	1,078,000	406,160
NVC Lighting Holdings, Ltd. (b)	2,578,000	0
Pacific Online, Ltd. (c)	862,100	278,095
Poly Property Group Co., Ltd. (c)	1,961,000	538,955
Pou Sheng International Holdings, Ltd. (a)	529,000	89,417
Real Nutriceutical Group, Ltd. (c)	955,000	162,657
Shenwan Hongyuan HK, Ltd.	115,000	46,296
Shougang Concord International Enterprises Co., Ltd. (a)(c)	8,884,000	372,552
Shougang Fushan Resources Group, Ltd. (c)	2,880,000	356,746
Sichuan Expressway Co., Ltd. (Class H) (c)	1,516,000	475,336
Sinotrans Shipping, Ltd.	2,020,000	388,359
Sinotruk Hong Kong, Ltd.	516,500	184,606
SITC International Holdings Co., Ltd.	478,000	230,672
Skyworth Digital Holdings, Ltd.	1,601,810	1,078,890
Springland International Holdings, Ltd.	1,259,000	333,024
SSY Group, Ltd. (c)	1,917,360	452,741
Suncorp Technologies, Ltd. (a)(c)	8,520,000	217,671
Tack Fiori International Group, Ltd. (a)	1,080,000	235,508
Tech Pro Technology Development, Ltd. (a)(c)	6,769,100	1,580,902
Tiangong International Co., Ltd. (c)	1,600,000	144,515
Tianjin Development Holdings, Ltd.	780,000	482,087
Tianjin Port Development Holdings, Ltd.	3,804,000	603,728
Tianneng Power International, Ltd. (a)	884,000	536,100
TPV Technology, Ltd.	1,212,000	181,408
United Energy Group, Ltd. (a)(c)	3,968,000	435,197
United Laboratories International Holdings, Ltd. (a)	900,500	457,800
Universal Medical Financial & Technical Advisory Services Co., Ltd. (a)(e)	348,900	261,111
V1 Group, Ltd. (a)(c)	2,122,999	169,839
Wanda Hotel Development Co., Ltd. (a)	492,000	75,545
Wasion Group Holdings, Ltd.	701,000	724,513
West China Cement, Ltd.	2,448,000	331,662
Xinyi Glass Holdings, Ltd.	350,000	156,257
Yingde Gases Group Co., Ltd.	1,133,500	466,560
Yip’s Chemical Holdings, Ltd.	399,580	164,987
Yuexiu Transport Infrastructure, Ltd. (c)	1,104,549	692,655
Yuhua Energy Holdings, Ltd. (a)	503,300	94,165
Zhidao International Holdings, Ltd. (a)	1,500,000	222,579

		35,443,156

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)	325,961	453,046

INDIA — 10.6%
Adani Enterprises, Ltd.	95,919	118,145
AIA Engineering, Ltd.	32,671	493,599
Amtek Auto, Ltd.	180,963	121,028
Apollo Tyres, Ltd.	359,070	984,379
Arvind, Ltd.	181,888	774,077
Balkrishna Industries, Ltd.	38,610	394,188
Balrampur Chini Mills, Ltd. (a)	455,936	366,402
Bata India, Ltd.	54,396	893,548
Biocon, Ltd.	118,956	805,726
Ceat, Ltd.	4,758	92,924
CESC, Ltd.	118,591	933,787
Coromandel International, Ltd.	154,160	363,558
Credit Analysis & Research, Ltd.	13,216	225,461
Crompton Greaves, Ltd.	99,268	258,227
Dewan Housing Finance Corp., Ltd.	275,088	921,779
Dish TV India, Ltd. (a)	741,949	1,202,107
Federal Bank, Ltd.	1,379,182	1,343,673
Fortis Healthcare, Ltd. (a)	234,794	604,155
Gateway Distriparks, Ltd.	192,163	1,045,274
GMR Infrastructure, Ltd. (a)	1,079,942	222,931
Godrej Industries, Ltd.	188,956	1,002,066
Gujarat Pipavav Port, Ltd. (a)	222,424	628,067
Hexaware Technologies, Ltd.	224,518	846,731
Housing Development & Infrastructure, Ltd. (a)	369,307	414,373
IFCI, Ltd.	994,676	327,316
IIFL Holdings, Ltd. (a)	410,903	1,186,260
India Cements, Ltd. (a)	418,560	498,012
Indiabulls Real Estate, Ltd. (a)	470,300	457,475
Indian Hotels Co., Ltd. (a)	676,423	886,749
Info Edge India, Ltd.	87,589	1,065,439
Ipca Laboratories, Ltd.	67,702	765,103
IRB Infrastructure Developers, Ltd.	215,896	780,666
Jain Irrigation Systems, Ltd.	293,656	286,990
Jaiprakash Associates, Ltd. (a)	720,428	124,022
Jammu & Kashmir Bank, Ltd.	408,592	560,849
JSW Energy, Ltd.	250,686	359,760
Jubilant Foodworks, Ltd.	55,564	1,355,536
Just Dial, Ltd.	46,311	693,924
KPIT Technologies, Ltd.	48,990	79,710
Mahindra CIE Automotive, Ltd. (a)	19,043	74,095
Marksans Pharma, Ltd.	56,825	89,904

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

McLeod Russel India, Ltd.	126,494	$297,157
Mindtree, Ltd.	43,658	1,007,280
Mphasis, Ltd.	93,847	586,544
NCC, Ltd.	96,107	109,519
PC Jeweller, Ltd.	14,404	77,319
PI Industries, Ltd.	36,660	355,765
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	347,916	311,661
PTC India, Ltd.	434,208	393,923
Punj Lloyd, Ltd. (a)	689,025	250,354
Reliance Infrastructure, Ltd.	36,332	192,564
Rolta India, Ltd.	232,061	359,900
Shriram City Union Finance, Ltd.	6,836	177,664
Sintex Industries, Ltd.	423,607	679,552
SKS Microfinance, Ltd. (a)	190,106	1,174,550
Strides Arcolab, Ltd.	70,160	1,305,185
Sun Pharma Advanced Research Co., Ltd. (a)	17,420	102,161
Suzlon Energy, Ltd. (a)	1,363,684	433,163
Symphony, Ltd.	3,685	103,260
Tata Chemicals, Ltd.	167,144	972,078
Tata Elxsi, Ltd.	2,493	71,400
Tata Global Beverages, Ltd.	503,424	980,158
Thermax, Ltd.	59,697	774,679
TVS Motor Co., Ltd.	198,184	694,580
Union Bank of India	69,185	184,662
Unitech, Ltd. (a)	1,647,082	154,320
Vakrangee, Ltd.	197,881	386,025
Videocon Industries, Ltd.	135,342	285,777
Voltas, Ltd.	265,984	1,087,195
Welspun Corp., Ltd.	282,588	494,228
Welspun India, Ltd.	11,653	150,039
WNS Holdings, Ltd. ADR (a)	32,178	899,375

		39,700,052

INDONESIA — 3.0%
Adaro Energy Tbk PT	5,916,500	216,063
Adhi Karya Persero Tbk PT	509,000	78,174
AKR Corporindo Tbk PT	1,830,900	731,110
Alam Sutera Realty Tbk PT	17,505,200	377,587
Astra Agro Lestari Tbk PT	190,500	235,687
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,979,800	251,029
Bank Tabungan Negara Tbk PT	4,353,286	295,667
Ciputra Development Tbk PT	11,058,609	615,206
Dharma Satya Nusantara Tbk PT	365,000	73,498
Energi Mega Persada Tbk PT (a)	32,752,500	114,019
Gajah Tunggal Tbk PT	1,939,200	69,494
Garuda Indonesia Tbk PT (a)	9,333,700	196,868
Global Mediacom Tbk PT	1,120,500	71,896
Indosat Tbk PT (a)	463,600	118,669
Intiland Development Tbk PT	5,787,200	231,093
Japfa Comfeed Indonesia Tbk PT (a)	5,413,400	109,746
Kawasan Industri Jababeka Tbk PT	26,581,238	290,307
Link Net Tbk PT (a)	355,500	108,955
Lippo Karawaci Tbk PT	6,235,500	480,963
Matahari Putra Prima Tbk PT	2,600,500	340,816
Medco Energi Internasional Tbk PT	1,701,800	133,008
Media Nusantara Citra Tbk PT	2,352,000	263,296
Mitra Adiperkasa Tbk PT (a)	942,600	193,024
MNC Investama Tbk PT	12,289,500	166,936
MNC Sky Vision Tbk PT (a)	1,528,200	154,906
Modernland Realty Tbk PT	5,822,000	172,474
Pakuwon Jati Tbk PT	18,554,800	419,225
Pembangunan Perumahan Persero Tbk PT	4,424,900	1,046,572
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,006,100	284,194
Siloam International Hospitals Tbk PT	946,200	799,265
Summarecon Agung Tbk PT	11,299,100	863,822
Surya Semesta Internusa Tbk PT	3,199,300	147,408
Tambang Batubara Bukit Asam Persero Tbk PT	272,000	104,437
Timah Persero Tbk PT	3,884,429	169,695
Vale Indonesia Tbk PT	1,273,500	189,938
Waskita Karya Persero Tbk PT	1,140,500	120,667
Wijaya Karya Persero Tbk PT	4,014,500	709,731
XL Axiata Tbk PT (a)	1,626,000	290,238

		11,235,683

MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	220,000	84,593

MALAYSIA — 5.0%
Aeon Co. M Bhd	1,059,100	650,531
AirAsia Bhd	608,100	177,073
Berjaya Auto Bhd	631,960	281,782
Berjaya Corp. Bhd	4,110,800	355,367
Berjaya Sports Toto Bhd	1,209,677	847,593
Boustead Holdings Bhd	627,260	563,653
Boustead Plantations Bhd	549,500	171,260
Bumi Armada Bhd (a)	477,000	100,375
Bursa Malaysia Bhd	664,573	1,217,042
Cahya Mata Sarawak Bhd	449,200	526,276
Carlsberg Brewery Malay Bhd	93,100	253,307
Datasonic Group Bhd	729,600	239,009
DRB-Hicom Bhd	1,281,500	387,737
Eastern & Oriental Bhd	1,342,110	482,405
Evergreen Fibreboard Bhd (a)	166,700	72,433
Felda Global Ventures Holdings Bhd	288,300	98,379
Gas Malaysia Bhd	325,600	183,697
IGB REIT	506,500	147,488
Inari Amertron Bhd	593,775	457,919
KNM Group Bhd (a)	3,588,606	383,699
KPJ Healthcare Bhd	1,160,993	1,109,292
Magnum Bhd	1,476,400	859,827
Malakoff Corp. Bhd	943,200	347,605
Malaysia Airports Holdings Bhd	95,000	113,462
Malaysian Bulk Carriers Bhd	712,600	142,658
Malaysian Resources Corp. Bhd	1,673,100	449,129
Media Prima Bhd	1,603,800	437,823
Oriental Holdings Bhd	265,500	421,587
OSK Holdings Bhd	1,103,800	431,903
Padini Holdings Bhd	575,800	176,837
Parkson Holdings Bhd (a)	414,176	114,008
Pavilion Real Estate Investment Trust	794,200	271,012
POS Malaysia Bhd	703,900	586,083
Press Metal Bhd	713,000	334,136
Sunway Real Estate Investment Trust	3,327,000	1,173,144
TAN Chong Motor Holdings Bhd	726,800	396,820

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Top Glove Corp. Bhd	687,400	$1,261,973
TSH Resources Bhd	631,800	277,398
UEM Sunrise Bhd	302,100	84,532
UOA Development Bhd	1,850,800	808,403
Wah Seong Corp. Bhd	1,317,984	362,796
WCT Holdings Bhd	1,356,686	422,831
Yinson Holdings Bhd	530,700	347,703

		18,527,987

MEXICO — 2.6%
Asesor de Activos Prisma SAPI de CV REIT (a)	376,212	331,441
Axtel SAB de CV (a)(c)	1,595,664	744,786
Banregio Grupo Financiero SAB de CV	207,685	1,108,356
Bolsa Mexicana de Valores SAB de CV (c)	556,256	870,158
Concentradora Fibra Hotelera Mexicana SA de CV	330,332	331,370
Consorcio ARA SAB de CV (a)	1,781,271	641,170
Controladora Vuela Cia de Aviacion SAB de CV (Class A) (a)	53,200	79,391
Corp Inmobiliaria Vesta SAB de CV (c)	214,331	334,775
Corporacion GEO SAB de CV (a)(c)(d)	791,193	0
Credito Real SAB de CV SOFOM	201,237	391,983
Empresas ICA SAB de CV (a)(c)	693,715	291,048
Genomma Lab Internacional SAB de CV (Class B) (a)(c)	118,600	98,467
Grupo Aeromexico SAB de CV (a)(c)	99,767	155,890
Grupo Aeroportuario del Centro Norte Sab de CV (a)(c)	220,999	1,093,079
Grupo GICSA SA de CV (a)	327,500	274,805
Hoteles City Express SAB de CV (a)(c)	130,457	167,356
Megacable Holdings SAB de CV (c)	159,886	580,134
Mexico Real Estate Management SA de CV (a)	601,429	757,697
PLA Administradora Industrial S de RL de CV (a)	356,563	647,407
Prologis Property Mexico SA de CV REIT (a)	131,348	200,974
Qualitas Controladora SAB de CV (a)	141,496	195,043
TV Azteca SAB de CV (c)	1,368,038	215,538
Urbi Desarrollos Urbanos SA de CV (a)(c)(d)	679,159	0
Vitro SAB de CV, (Series A)	29,700	67,210

		9,578,078

MONACO — 0.1%
GasLog, Ltd. (c)	51,088	491,467

PANAMA — 0.0% (f)
Avianca Holding SA Preference Shares (a)	195,803	117,020

PERU — 0.7%
Alicorp SAA (a)	162,692	256,590
Compania de Minas Buenaventura SA ADR	102,000	607,920
Ferreyros SAA	1,930,949	755,354
Grana y Montero SA	95,517	77,102
Luz del Sur SAA	218,975	676,436
Minsur SA	275,473	64,143
Volcan Compania Minera SAA (Class B)	620,393	72,806

		2,510,351

PHILIPPINES — 1.6%
Belle Corp.	2,676,400	174,075
Cebu Air, Inc.	483,760	895,794
Cosco Capital, Inc.	5,518,900	799,379
D&L Industries, Inc.	2,969,800	634,752
DoubleDragon Properties Corp.	206,700	88,004
First Gen Corp.	927,300	439,446
First Philippine Holdings Corp.	307,540	431,964
Manila Water Co., Inc.	1,014,000	471,855
Philex Mining Corp.	1,132,400	115,566
Rizal Commercial Banking Corp.	377,480	242,689
Robinsons Retail Holdings, Inc.	339,310	529,582
Security Bank Corp.	363,844	1,068,023
SM Prime Holdings, Inc.	1	0

		5,891,129

POLAND — 3.1%
Alior Bank SA (a)	54,896	1,143,381
Alumetal SA	12,115	156,115
AmRest Holdings SE (a)	12,903	556,493
Asseco Poland SA	101,822	1,446,242
Bank Millennium SA (a)	68,636	106,134
Boryszew SA	168,492	217,120
CCC SA	14,272	615,349
Ciech SA (a)	51,729	987,361
Echo Investment SA (a)	287,705	491,797
Emperia Holding SA	27,130	456,620
Eurocash SA	90,448	1,062,765
Fabryki Mebli Forte SA	8,967	121,445
Getin Noble Bank SA (a)	423,449	95,769
Globe Trade Centre SA (a)(b)	363,547	597,538
Grupa Kety SA	2,105	160,537
Grupa Lotos SA (a)	105,227	773,453
Inter Cars SA	2,822	175,886
Jastrzebska Spolka Weglowa SA (a)	55,516	166,436
KRUK SA	7,982	365,457
Lubelski Wegiel Bogdanka SA	36,689	548,036
Netia SA	501,304	738,268
PKP Cargo SA	14,021	248,853
Stomil Sanok SA	9,329	127,624
Synthos SA	186,609	185,502
Zespol Elektrowni Patnow Adamow Konin SA	19,240	70,938

		11,615,119

QATAR — 0.6%
Al Meera Consumer Goods Co. QSC	13,452	922,643
Mannai Corp. QSC	15,000	418,034
Medicare Group	12,000	556,829
Salam International Investment Co.	100,000	338,820

		2,236,326

RUSSIA — 0.6%
Aeroflot — Russian Airlines OJSC (a)	473,612	255,626

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

CTC Media, Inc.	65,805	$115,159
DIXY Group OJSC (a)	22,440	106,546
Etalon Group, Ltd. GDR	57,991	95,395
Eurasia Drilling Co., Ltd. GDR	48,621	447,313
Globaltrans Investment PLC GDR (a)	104,359	419,523
LSR Group PJSC GDR	184,840	334,561
Mechel ADR (a)	208,200	189,462
Ros Agro PLC GDR	9,360	78,624
TMK PAO GDR	55,778	172,354

		2,214,563

SINGAPORE — 0.6%
Asian Pay Television Trust	774,500	427,585
Bumitama Agri, Ltd. (c)	326,300	183,585
Nam Cheong, Ltd. (c)	2,445,900	283,827
SIIC Environment Holdings, Ltd. (a)	1,097,560	648,393
Silverlake Axis, Ltd.	272,200	110,074
Yanlord Land Group, Ltd. (c)	841,700	600,834

		2,254,298

SOUTH AFRICA — 5.6%
Adcock Ingram Holdings, Ltd.	190,228	686,510
AECI, Ltd.	88,120	585,746
African Bank Investments, Ltd. (a)(d)	1,222,985	0
African Rainbow Minerals, Ltd.	44,121	165,514
Alexander Forbes Group Holdings, Ltd.	190,391	105,337
Aquarius Platinum, Ltd. (a)	1,488,371	147,670
ArcelorMittal South Africa, Ltd. (a)(c)	267,220	165,237
Arrowhead Properties, Ltd. (Class A)	207,507	144,071
Assore, Ltd.	26,256	141,164
Attacq, Ltd. (a)(c)	226,147	359,002
Aveng, Ltd. (a)(c)	379,721	98,864
Clicks Group, Ltd.	260,619	1,693,166
Coronation Fund Managers, Ltd.	72,216	340,998
Curro Holdings, Ltd. (a)	28,751	75,272
DataTec, Ltd.	281,414	1,261,855
Emira Property Fund, Ltd.	319,164	407,640
EOH Holdings, Ltd.	26,928	289,261
Exxaro Resources, Ltd.	64,488	244,856
Famous Brands, Ltd. (c)	37,498	366,112
Grindrod, Ltd. (c)	626,003	668,244
Harmony Gold Mining Co., Ltd. (a)(c)	405,685	253,205
Hosken Consolidated Investments, Ltd.	116,668	1,164,402
Illovo Sugar, Ltd.	147,058	173,785
JSE, Ltd.	143,938	1,342,880
KAP Industrial Holdings, Ltd.	148,761	68,963
Lewis Group, Ltd. (c)	187,067	838,805
Merafe Resources, Ltd.	3,783,842	191,559
Montauk Energy Holdings, Ltd. (a)	1	1
Mpact, Ltd.	210,102	730,882
Murray & Roberts Holdings, Ltd. (c)	343,769	290,887
Nampak, Ltd.	167,334	312,231
Northam Platinum, Ltd. (a)	438,033	853,130
Omnia Holdings, Ltd.	35,400	381,727
Pick’ n Pay Holdings, Ltd.	178,922	364,262
PPC, Ltd. (c)	517,061	639,455
Reunert, Ltd.	236,759	1,044,500
SA Corporate Real Estate Fund Nominees Pty, Ltd.	3,452,472	1,270,925
Sappi, Ltd. (a)	174,426	536,133
Sibanye Gold, Ltd.	397,400	450,944
Sun International, Ltd.	109,821	690,998
Super Group, Ltd. (a)	348,632	729,185
Tongaat Hulett, Ltd.	12,461	97,213
Wilson Bayly Holmes-Ovcon, Ltd.	84,337	676,977

		21,049,568

TAIWAN — 27.1%
A-DATA Technology Co., Ltd. (c)	257,652	258,219
Ability Enterprise Co., Ltd. (a)	556,000	273,546
AcBel Polytech, Inc.	311,000	182,761
Accton Technology Corp.	1,193,341	559,931
Adlink Technology, Inc. (c)	114,153	315,825
Advanced Ceramic X Corp.	54,642	344,339
Advanced International Multitech Co., Ltd.	20,000	11,601
AGV Products Corp. (a)(c)	1,558,926	301,109
Airtac International Group (c)	105,200	554,315
Alpha Networks, Inc. (b)	439,513	186,203
Altek Corp.	207,516	184,340
AmTRAN Technology Co., Ltd.	825,717	391,198
Arcadyan Technology Corp.	282,172	209,096
Asia Optical Co., Inc. (a)	208,540	205,832
Asia Polymer Corp.	521,367	278,675
Aten International Co., Ltd.	202,000	399,368
Basso Industry Corp.	434,000	649,797
BES Engineering Corp.	2,393,356	578,578
Capital Securities Corp.	2,273,730	620,092
Career Technology Co., Ltd.	237,726	168,940
Casetek Holdings, Ltd. (c)	170,000	722,800
Cathay No. 1 REIT	1,031,000	544,815
Cathay Real Estate Development Co., Ltd.	1,709,904	734,800
Center Laboratories, Inc. (a)	174,900	357,475
Chailease Holding Co., Ltd.	53,000	82,894
Chang Wah Electromaterials, Inc.	104,577	263,606
Charoen Pokphand Enterprise	673,675	437,830
Cheng Loong Corp.	1,409,128	483,582
Cheng Uei Precision Industry Co., Ltd.	315,915	440,856
Chin-Poon Industrial Co.	199,000	271,357
China Airlines, Ltd. (a)	500,000	170,830
China Bills Finance Corp.	834,394	282,545
China Chemical & Pharmaceutical Co., Ltd.	602,000	312,632
China Manmade Fibers Corp. (a)(c)	1,472,904	407,953
China Motor Corp.	813,000	570,353
China Petrochemical Development Corp. (a)	1,506,575	395,775
China Steel Chemical Corp. (c)	202,000	622,671
China Synthetic Rubber Corp.	654,832	477,290
Chipbond Technology Corp.	401,000	580,903
ChipMOS TECHNOLOGIES Bermuda, Ltd.	39,170	643,171
Chong Hong Construction Co., Ltd.	269,275	354,099
Chroma ATE, Inc. (c)	303,680	519,237
Chung Hung Steel Corp. (a)	875,239	110,842
Clevo Co.	501,265	548,800

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

CMC Magnetics Corp. (a)	1,710,788	$204,707
Coretronic Corp.	372,065	336,161
CTCI Corp.	696,000	832,811
CyberTAN Technology, Inc.	518,210	233,708
D-Link Corp. (a)	1,044,054	311,369
Darwin Precisions Corp.	765,576	276,679
Dynapack International Technology Corp.	89,000	135,686
E Ink Holdings, Inc. (a)	748,000	352,107
Elan Microelectronics Corp. (c)	566,899	585,364
Elite Material Co., Ltd.	316,782	696,531
Elite Semiconductor Memory Technology, Inc.	304,674	229,471
eMemory Technology, Inc. (c)	59,000	582,340
Epistar Corp. (c)	897,572	691,017
Eternal Materials Co., Ltd.	798,099	702,904
Everlight Chemical Industrial Corp. (c)	552,147	277,520
Everlight Electronics Co., Ltd. (c)	480,503	723,801
Excelsior Medical Co., Ltd.	205,403	291,316
Far Eastern Department Stores, Ltd.	797,490	423,843
Far Eastern International Bank	3,008,211	892,574
Faraday Technology Corp.	353,385	434,655
Farglory Land Development Co., Ltd.	222,464	234,439
Feng Hsin Iron & Steel Co., Ltd.	489,270	539,382
Feng TAY Enterprise Co., Ltd.	9,035	56,113
Firich Enterprises Co., Ltd. (c)	151,838	418,243
FLEXium Interconnect, Inc. (c)	211,281	577,490
Formosa Taffeta Co., Ltd.	1,002,000	944,867
Formosan Rubber Group, Inc.	711,124	387,660
FSP Technology, Inc.	452,184	232,770
Gemtek Technology Corp.	415,234	195,464
GeoVision, Inc. (a)(c)	104,321	293,059
Gigabyte Technology Co., Ltd.	366,000	346,798
Gigastorage Corp. (a)(c)	407,114	238,624
Ginko International Co., Ltd. (c)	50,000	502,619
Gintech Energy Corp. (a)(c)	437,172	200,480
Global Unichip Corp.	104,669	184,687
Gloria Material Technology Corp.	541,913	279,782
Grand Pacific Petrochemical	1,059,000	484,032
Grape King, Inc.	124,000	615,716
Great Wall Enterprise Co.	901,867	495,750
HannStar Display Corp. (a)(c)	1,958,599	246,256
HannsTouch Solution, Inc. (a)(b)	953,000	95,510
Hey Song Corp.	424,770	404,420
Highwealth Construction Corp.	886,730	1,249,541
Himax Technologies, Inc. ADR (c)	80,368	640,533
Ho Tung Chemical Corp. (a)(c)	1,696,482	364,774
Hong TAI Electric Industrial	606,000	141,895
HTC Corp. (c)	175,000	337,484
Huaku Development Co., Ltd.	319,260	553,633
Huang Hsiang Construction Co.	312,484	253,859
I-Sheng Electric Wire & Cable Co., Ltd.	386,000	359,301
Ibase Technology, Inc. (c)	348,666	514,621
Ichia Technologies, Inc. (c)	183,000	100,594
ITE Technology, Inc.	270,887	208,960
Jess-Link Products Co., Ltd.	266,974	248,103
Jih Sun Financial Holdings Co., Ltd.	1,817,918	399,166
KEE TAI Properties Co., Ltd.	1,043,076	519,519
Kenda Rubber Industrial Co., Ltd. (c)	633,634	904,435
Kerry TJ Logistics Co., Ltd.	501,000	570,572
King Slide Works Co., Ltd.	65,000	888,315
King Yuan Electronics Co., Ltd.	1,386,656	880,149
King’s Town Bank	1,405,000	996,333
Kinpo Electronics (a)	1,266,371	403,823
Kinsus Interconnect Technology Corp.	198,030	378,890
Kuoyang Construction Co., Ltd. (c)	924,527	313,066
KYE Systems Corp. (a)	673,413	187,539
LCY Chemical Corp. (a)	509,862	355,367
Lingsen Precision Industries, Ltd.	800,694	219,825
Long Bon International Co., Ltd.	416,000	265,310
Longwell Co.	315,000	233,900
Lumax International Corp., Ltd.	208,358	273,993
Lung Yen Life Service Corp.	200,000	379,622
Macronix International Co., Ltd. (a)(c)	3,163,170	403,472
Makalot Industrial Co., Ltd.	144,014	1,183,078
Masterlink Securities Corp.	1,585,826	419,965
Medigen Biotechnology Corp. (a)	88,000	259,771
Mercuries & Associates Holding, Ltd.	521,835	335,185
Merry Electronics Co., Ltd. (c)	104,000	125,706
Micro-Star International Co., Ltd.	598,000	506,695
Microbio Co., Ltd. (a)(c)	559,723	458,963
MIN AIK Technology Co., Ltd. (c)	162,000	269,119
Mirle Automation Corp.	720,854	565,912
Mitac Holdings Corp.	734,999	456,479
Motech Industries, Inc. (a)	300,885	332,159
Nan Kang Rubber Tire Co., Ltd. (a)(c)	817,204	737,103
Nantex Industry Co., Ltd.	524,778	430,309
Neo Solar Power Corp. (c)	509,436	286,222
Nien Hsing Textile Co., Ltd.	405,938	247,798
Oriental Union Chemical Corp. (c)	835,500	586,138
Pan-International Industrial Co., Ltd.	544,539	190,181
Parade Technologies, Ltd.	60,000	437,324
PChome Online, Inc.	60,832	698,337
Phison Electronics Corp.	100,837	633,916
Phytohealth Corp. (a)(c)	311,511	271,517
PixArt Imaging, Inc.	104,060	212,055
Portwell, Inc.	215,000	268,362
Powertech Technology, Inc.	602,000	1,084,158
President Securities Corp.	1,329,850	506,860
Primax Electronics, Ltd. (c)	365,000	473,328
Prince Housing Development Corp.	1,886,996	569,064
Promate Electronic Co., Ltd.	493,000	411,738
Qisda Corp.	1,502,641	460,912
Radiant Opto-Electronics Corp. (c)	359,331	1,107,648
Radium Life Tech Co., Ltd. (a)(c)	960,810	316,598
Realtek Semiconductor Corp.	393,053	666,080
RichTek Technology Corp.	101,477	591,712
Ritek Corp. (a)	2,471,596	218,430
Sampo Corp.	1,488,527	580,900
Sanyang Industry Co., Ltd. (a)(c)	583,945	414,982
ScinoPharm Taiwan, Ltd. (c)	264,553	313,342
Senao International Co., Ltd.	176,911	243,117
Sercomm Corp. (c)	267,000	653,563
Shinkong Insurance Co., Ltd.	566,841	360,650
Shinkong Synthetic Fibers Corp.	2,285,796	600,475

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Sigurd Microelectronics Corp.	692,694	$441,776
Silicon Integrated Systems Corp. (a)(c)	1,003,000	164,489
Silicon Motion Technology Corp. ADR (c)	29,077	794,093
Simplo Technology Co., Ltd.	202,129	650,692
Sinbon Electronics Co., Ltd.	413,872	697,590
Sinmag Equipment Corp. (c)	103,726	378,016
Sino-American Silicon Products, Inc. (a)	464,058	483,401
Sinon Corp. (c)	1,209,662	501,462
Sinphar Pharmaceutical Co., Ltd. (c)	388,346	320,796
Sinyi Realty Co.	679,940	575,092
Soft-World International Corp.	100,848	158,649
Solar Applied Materials Technology Corp.	420,090	241,127
Solartech Energy Corp. (c)	427,207	201,748
St. Shine Optical Co., Ltd.	47,000	573,806
Standard Foods Corp.	548,592	1,182,903
Systex Corp. (c)	308,000	498,562
Ta Chong Bank Co., Ltd. (a)	2,152,315	866,090
Taichung Commercial Bank	2,619,632	740,681
Taiflex Scientific Co., Ltd.	323,725	345,084
Tainan Enterprises Co., Ltd.	372,000	283,568
Tainan Spinning Co., Ltd.	1,706,105	720,214
Taisun Enterprise Co., Ltd. (a)	830,549	254,758
Taiwan Acceptance Corp. (c)	301,000	675,542
Taiwan Building Materials Co., Ltd.	1,899,041	497,145
Taiwan Business Bank (a)	4,705,652	1,167,570
Taiwan Cogeneration Corp.	598,469	383,500
Taiwan Fertilizer Co., Ltd.	278,000	346,154
Taiwan Hon Chuan Enterprise Co., Ltd.	420,218	603,001
Taiwan Land Development Corp.	1,317,003	421,969
Taiwan Life Insurance Co., Ltd. (a)	519,025	427,168
Taiwan Secom Co., Ltd.	372,961	1,046,590
Taiwan Surface Mounting Technology Corp.	405,308	370,504
Taiyen Biotech Co., Ltd. (c)	405,979	277,413
Tatung Co., Ltd. (a)(c)	2,943,691	452,360
Test Rite International Co., Ltd.	521,896	317,790
Thye Ming Industrial Co., Ltd.	489,218	436,066
Ton Yi Industrial Corp. (c)	415,000	201,025
Tong Hsing Electronic Industries, Ltd.	103,327	262,338
Tong Yang Industry Co., Ltd.	470,872	467,619
Topco Scientific Co., Ltd.	320,965	460,575
Transcend Information, Inc.	233,484	588,541
Tripod Technology Corp.	498,353	715,879
TSRC Corp. (c)	601,028	363,236
TTY Biopharm Co., Ltd. (c)	261,436	760,628
Tung Ho Steel Enterprise Corp.	914,258	477,572
Tung Thih Electronic Co., Ltd.	81,893	559,591
TXC Corp. (c)	490,120	506,828
U-Ming Marine Transport Corp.	457,000	485,764
Unimicron Technology Corp. (c)	983,000	373,168
Unity Opto Technology Co., Ltd.	413,307	181,377
Unizyx Holding Corp. (c)	559,694	204,823
UPC Technology Corp.	887,914	248,354
USI Corp.	1,086,318	447,031
Ve Wong Corp.	239,000	144,442
Visual Photonics Epitaxy Co., Ltd.	292,162	337,170
Wafer Works Corp. (a)(c)	466,872	146,041
Wah Hong Industrial Corp.	76,000	38,545
Walsin Lihwa Corp. (a)	3,116,000	662,425
Wan Hai Lines, Ltd.	1,116,320	701,779
Waterland Financial Holdings Co., Ltd. (c)	2,254,660	551,211
Wei Chuan Food Corp. (a)(c)	285,899	167,576
Weikeng Industrial Co., Ltd.	417,628	224,494
Winbond Electronics Corp. (a)	2,658,730	549,066
Wistron NeWeb Corp.	206,435	429,452
WUS Printed Circuit Co., Ltd.	433,000	322,835
Yageo Corp.	569,640	871,911
Yang Ming Marine Transport Corp. (a)(c)	1,610,788	465,222
YFY, Inc.	2,076,941	646,531
Yieh Phui Enterprise Co., Ltd.	1,833,924	394,326
Yungtay Engineering Co., Ltd.	413,000	653,475
Zenitron Corp.	548,348	254,794
Zinwell Corp.	487,674	540,585

		101,135,649

THAILAND — 4.0%
Bangkok Expressway PCL NVDR	644,900	644,100
Bangkokland PCL NVDR	14,156,500	577,259
Central Plaza Hotel PCL NVDR (c)	435,300	449,752
Chularat Hospital PCL NVDR	3,134,300	186,530
Dynasty Ceramic PCL NVDR	3,278,020	334,169
Esso Thailand PCL NVDR (a)	940,900	132,211
GFPT PCL	283,000	75,243
Gunkul Engineering PCL NVDR	125,800	69,667
Hana Microelectronics PCL	1,405,560	1,094,009
Ichitan Group PCL NVDR	1,416,000	612,514
Inter Far East Engineering PCL NVDR	350,600	97,563
Jasmine International PCL NVDR	5,458,200	842,152
Kiatnakin Bank PCL NVDR	477,100	404,211
LPN Development PCL ADR NVDR	847,100	396,768
Major Cineplex Group PCL NVDR	230,500	203,224
MBK PCL NVDR	603,600	237,815
MK Restaurants Group PCL NVDR	660,300	1,050,622
Precious Shipping PCL (a)	575,400	112,559
Pruksa Real Estate PCL NVDR	196,100	155,335
PTG Energy PCL NVDR	182,700	73,996
Robinson Department Store PCL NVDR (c)	344,300	360,474
Siam Global House PCL NVDR	862,671	278,089
Sino Thai Engineering & Construction PCL NVDR	803,300	535,607
Sri Trang Agro-Industry PCL NVDR	470,400	145,157
Srisawad Power 1979 PCL NVDR	282,900	286,447
Supalai PCL NVDR (c)	473,300	238,639
Superblock PCL NVDR (a)	4,576,700	197,973
Thai Airways International PCL NVDR (a)	832,800	231,748
Thai Vegetable Oil PCL NVDR	438,600	344,403
Thaicom PCL NVDR	654,300	567,859
Thanachart Capital PCL	1,437,642	1,257,615
Thoresen Thai Agencies PCL	3,401,706	946,611
Tipco Asphalt PCL NVDR	187,500	152,397

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Tisco Financial Group PCL	302,203	$297,665
TPI Polene PCL	1,013,500	69,251
TTW PCL	1,603,400	481,528
VGI Global Media PCL NVDR	3,729,612	359,654
WHA Corp. PCL NVDR (a)(c)	4,833,300	420,808

		14,921,624

TURKEY — 1.7%
Afyon Cimento Sanayi TAS (a)	61,566	102,280
Akfen Holding AS	94,254	273,322
Albaraka Turk Katilim Bankasi	1,591,818	699,238
Aygaz AS (c)	118,313	380,602
Dogan Sirketler Grubu Holdings AS (a)(c)	968,572	163,148
GSD Holding	472,889	179,613
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (c)	1,413,565	578,919
Koza Altin Isletmeleri AS (c)	102,121	740,337
NET Holding AS (a)	271,603	280,775
Pegasus Hava Tasimaciligi AS (a)(c)	39,866	232,395
Petkim Petrokimya Holding AS (a)(c)	981,624	1,296,836
Sekerbank TAS (a)	1,066,626	489,674
Sinpas Gayrimenkul Yatirim Ortakligi AS	3	1
Tekfen Holding AS (c)	143,204	197,702
Torunlar Gayrimenkul Yatirim Ortakligi AS	194,809	195,597
Turkiye Sinai Kalkinma Bankasi AS	982,388	457,491
Yazicilar Holding AS (Class A)	25,804	138,064

		6,405,994

UNITED ARAB EMIRATES — 0.8%
Air Arabia PJSC	1,900,000	724,233
Al Waha Capital PJSC	1,150,000	695,101
Dana Gas PJSC (a)	3,150,000	471,704
Eshraq Properties Co. PJSC (a)	1,783,041	325,262
Exillon Energy PLC (a)	76,065	129,046
National Central Cooling Co. PJSC	700,000	226,799
RAK Properties PJSC	2,800,000	465,034

		3,037,179

TOTAL COMMON STOCKS —
(Cost $552,671,213)		372,575,935

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Golden Meditech Holdings, Ltd. (expired 9/29/15) (a)(b)	378,000	0

SOUTH AFRICA — 0.0% (f)
Super Group, Ltd. (expiring 10/9/15) (a)	40,792	10,178

TOTAL RIGHTS —
(Cost $0)		10,178

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
WCT Holdings Bhd (expiring 8/27/20) (a)	268,650	8,251

THAILAND — 0.0% (f)
WHA Corp. PCL NVDR (expiring 12/14/15) (a)(c)	483,330	5,593

TOTAL WARRANTS —
(Cost $0)		13,844

SHORT TERM INVESTMENT — 8.5%
UNITED STATES — 8.5%
MONEY MARKET FUND — 8.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h) (Cost $31,737,344)	31,737,344	31,737,344

TOTAL INVESTMENTS — 108.2%
(Cost $584,408,557)		404,337,301
OTHER ASSETS & LIABILITIES — (8.2)%		(30,656,604)

NET ASSETS — 100.0%		$373,680,697

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.0%
Astro Japan Property Group	122,115	$450,215
BGP Holdings PLC (a)(b)	1,313,937	0
BWP Trust (c)	960,615	2,084,489
Charter Hall Retail REIT	612,704	1,751,205
Dexus Property Group	1,882,871	9,454,062
Goodman Group	3,064,684	12,590,223
GPT Group	3,383,067	10,714,675
Investa Office Fund REIT	1,201,432	3,324,201
Scentre Group	10,405,520	28,498,384
Westfield Corp.	3,735,997	26,157,336

		95,024,790

AUSTRIA — 0.5%
Atrium European Real Estate, Ltd. (a)	330,108	1,442,611
BUWOG AG (a)(c)	101,024	2,142,592
CA Immobilien Anlagen AG (a)	142,898	2,627,127
IMMOFINANZ AG (a)	1,761,810	4,051,236

		10,263,566

BELGIUM — 0.3%
Befimmo SA	38,225	2,342,082
Cofinimmo SA	39,581	4,168,597

		6,510,679

BRAZIL — 0.1%
BR Malls Participacoes SA	918,026	2,411,520

CANADA — 4.1%
Artis REIT	132,203	1,250,342
Boardwalk REIT	45,511	1,860,903
Brookfield Asset Management, Inc. (Class A)	1,693,138	53,028,168
Canadian Apartment Properties REIT	113,456	2,401,642
Canadian REIT	70,892	2,166,365
Crombie Real Estate Investment Trust	74,239	709,886
First Capital Realty, Inc. (c)	219,308	3,058,894
H&R Real Estate Investment Trust	262,977	4,034,785
RioCan REIT	302,378	5,744,438
Smart Real Estate Investment Trust	119,229	2,719,492

		76,974,915

CHINA — 0.8%
Hongkong Land Holdings, Ltd.	2,319,200	15,329,912

FRANCE — 4.4%
Fonciere Des Regions	85,028	7,389,885
Gecina SA	70,448	8,567,561
Klepierre	368,616	16,660,317
Mercialys SA REIT	35,947	776,033
Unibail-Rodamco SE	191,588	49,465,824

		82,859,620

HONG KONG — 2.6%
Champion REIT	4,276,462	2,129,940
Hang Lung Group, Ltd.	138,996	471,687
Hang Lung Properties, Ltd.	4,120,018	9,228,781
Hysan Development Co., Ltd.	1,226,731	5,096,836
Link REIT	4,482,182	24,579,549
Prosperity REIT	2,534,000	866,459
Wheelock & Co., Ltd.	1,583,016	6,842,670

		49,215,922

ITALY — 0.1%
Beni Stabili SpA (c)	2,082,502	1,614,429
Immobiliare Grande Distribuzione SpA	592,448	530,379

		2,144,808

JAPAN — 9.1%
Activia Properties, Inc.	1,002	4,191,558
Aeon Mall Co., Ltd.	225,600	3,449,034
Daibiru Corp.	117,500	910,450
Daiwa Office Investment Corp.	628	3,030,802
Frontier Real Estate Investment Corp.	969	3,750,106
Fukuoka REIT Corp.	1,357	2,005,502
Global One Real Estate Investment Corp.	355	1,064,126
Hankyu REIT, Inc.	1,061	1,117,122
Heiwa Real Estate Co., Ltd. (c)	74,400	793,915
Hoshino Resorts REIT, Inc.	98	881,276
Hulic Co., Ltd.	885,500	7,962,957
Hulic Reit, Inc.	1,343	1,771,753
Japan Excellent, Inc. (c)	2,466	2,713,804
Japan Prime Realty Investment Corp.	1,694	5,495,086
Japan Real Estate Investment Corp.	2,561	11,782,332
Japan Rental Housing Investments, Inc.	3,205	2,090,014
Japan Retail Fund Investment Corp.	4,767	9,218,363
Kenedix Office Investment Corp.	792	3,762,769
Kenedix Residential Investment Corp. (c)	699	1,803,457
MCUBS MidCity Investment Corp. REIT	520	1,352,482
Mitsui Fudosan Co., Ltd.	1,938,000	52,800,852
Mori Hills REIT Investment Corp.	2,338	2,746,684
Mori Trust Sogo REIT, Inc.	2,000	3,420,031
Nippon Building Fund, Inc.	2,764	13,362,468
Nomura Real Estate Office Fund, Inc. (c)	725	3,287,062
NTT Urban Development Corp.	217,900	1,995,878
Orix JREIT, Inc.	4,349	5,879,039
Premier Investment Corp. (c)	455	2,264,267
Tokyu Fudosan Holdings Corp.	998,100	6,608,719
Tokyu REIT, Inc.	1,829	2,356,404
Top REIT, Inc.	352	1,359,329
United Urban Investment Corp.	5,146	6,866,203

		172,093,844

NETHERLANDS — 0.5%
Eurocommercial Properties NV	92,573	4,032,115
VastNed Retail NV	37,811	1,634,658
Wereldhave NV	78,704	4,529,717

		10,196,490

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,598,148	1,073,452
Goodman Property Trust	2,026,035	1,503,423
Kiwi Income Property Group, Ltd.	2,469,602	2,030,049

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Precinct Properties New Zealand, Ltd.	1,927,767	$1,399,673

		6,006,597

PHILIPPINES — 1.0%
Ayala Land, Inc.	11,586,600	8,428,421
SM Prime Holdings, Inc.	22,575,900	9,974,162

		18,402,583

SINGAPORE — 2.6%
Ascendas REIT	3,980,469	6,550,600
Cambridge Industrial Trust	1,989,871	853,662
CapitaLand Commercial Trust, Ltd. (c)	3,920,982	3,695,137
CapitaLand Mall Trust	5,058,160	6,758,917
CapitaLand, Ltd.	4,921,400	9,275,865
Frasers Commercial Trust	972,583	909,723
Global Logistic Properties, Ltd.	6,059,700	8,693,852
Guocoland, Ltd.	606,999	787,617
Keppel REIT (c)	3,416,600	2,294,713
Mapletree Logistics Trust	2,944,173	2,029,179
Starhill Global REIT	2,777,224	1,474,649
Suntec REIT (c)	4,946,974	5,218,694
United Industrial Corp., Ltd.	395,605	851,362

		49,393,970

SOUTH AFRICA — 0.8%
Capital Property Fund, Ltd.	2,972,923	3,375,634
Growthpoint Properties, Ltd. REIT	4,291,657	7,961,308
Hyprop Investments, Ltd.	408,850	3,569,269
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,918,198	1,074,248

		15,980,459

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(b)	178	0

SWEDEN — 1.0%
Castellum AB	341,811	4,796,818
Fabege AB	275,153	4,025,405
Great Portland Estates PLC	674,433	8,734,657
Kungsleden AB	318,600	2,136,777

		19,693,657

SWITZERLAND — 0.9%
PSP Swiss Property AG (a)	78,885	6,466,778
Swiss Prime Site AG (a)	136,262	9,929,234

		16,396,012

THAILAND — 0.2%
Central Pattana PCL NVDR	2,613,900	3,222,814

UNITED KINGDOM — 6.6%
Big Yellow Group PLC	287,758	3,155,781
British Land Co. PLC	1,999,734	25,398,977
Capital & Counties Properties PLC	1,454,154	9,566,237
Derwent London PLC	216,742	11,947,198
Grainger PLC	829,289	2,989,674
Hammerson PLC	1,546,413	14,605,044
Intu Properties PLC	1,596,517	7,970,796
Land Securities Group PLC	1,565,490	29,854,992
Segro PLC	1,455,084	9,466,559
Shaftesbury PLC	540,876	7,512,906
Workspace Group PLC	228,091	3,240,798

		125,708,962

UNITED STATES — 58.8%
Acadia Realty Trust	133,431	4,012,270
Alexandria Real Estate Equities, Inc.	140,894	11,929,495
American Campus Communities, Inc.	218,708	7,925,978
American Homes 4 Rent (Class A)	304,938	4,903,403
Apartment Investment & Management Co. (Class A)	306,491	11,346,297
Ashford Hospitality Prime, Inc.	52,003	729,602
Ashford Hospitality Trust, Inc.	173,143	1,056,172
AvalonBay Communities, Inc.	260,436	45,529,422
BioMed Realty Trust, Inc.	399,350	7,979,013
Boston Properties, Inc.	301,031	35,642,070
Brandywine Realty Trust	354,297	4,364,939
Brixmor Property Group, Inc.	334,562	7,855,516
Camden Property Trust	170,429	12,594,703
Care Capital Properties, Inc.	162,389	5,347,470
CBL & Associates Properties, Inc.	296,522	4,077,178
Cedar Realty Trust, Inc. (c)	139,394	865,637
Columbia Property Trust, Inc.	243,367	5,646,114
Corporate Office Properties Trust	186,540	3,922,936
Cousins Properties, Inc.	399,807	3,686,221
CubeSmart	326,996	8,897,561
DCT Industrial Trust, Inc.	174,039	5,858,153
DDR Corp.	596,190	9,169,402
DiamondRock Hospitality Co.	394,946	4,364,153
Digital Realty Trust, Inc.	266,267	17,392,560
Douglas Emmett, Inc.	272,370	7,822,466
Duke Realty Corp.	677,135	12,899,422
DuPont Fabros Technology, Inc.	131,036	3,391,212
EastGroup Properties, Inc.	63,539	3,442,543
Education Realty Trust, Inc.	94,164	3,102,704
Equity Commonwealth (a)	252,472	6,877,337
Equity Lifestyle Properties, Inc.	156,899	9,189,574
Equity One, Inc.	144,251	3,511,069
Equity Residential	713,632	53,608,036
Essex Property Trust, Inc.	128,811	28,778,954
Extra Space Storage, Inc.	240,072	18,523,956
Federal Realty Investment Trust (c)	135,492	18,487,883
FelCor Lodging Trust, Inc.	258,473	1,827,404
First Industrial Realty Trust, Inc.	216,608	4,537,938
First Potomac Realty Trust	116,723	1,283,953
Forest City Enterprises, Inc. (Class A) (a)	406,417	8,181,174
Franklin Street Properties Corp.	172,352	1,852,784
General Growth Properties, Inc.	1,145,686	29,753,465
HCP, Inc.	906,643	33,772,452
Healthcare Realty Trust, Inc.	194,979	4,845,228
Hersha Hospitality Trust	98,396	2,229,653
Highwoods Properties, Inc.	184,346	7,143,408
Home Properties, Inc.	113,532	8,486,517
Hospitality Properties Trust	296,940	7,595,725
Host Hotels & Resorts, Inc. (c)	1,467,959	23,208,432
Inland Real Estate Corp.	173,856	1,408,234
Kilroy Realty Corp.	180,169	11,739,812
Kimco Realty Corp.	809,177	19,768,194
Kite Realty Group Trust	163,566	3,894,506
LaSalle Hotel Properties	219,967	6,244,863

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Liberty Property Trust	293,133	$9,236,621
LTC Properties, Inc. (c)	69,844	2,980,244
Macerich Co.	262,953	20,200,050
Mack-Cali Realty Corp.	174,148	3,287,914
Mid-America Apartment Communities, Inc.	147,781	12,098,831
National Storage Affiliates Trust	44,983	609,520
New York REIT, Inc. (c)	315,050	3,169,403
NexPoint Residential Trust, Inc.	41,833	558,889
Parkway Properties, Inc.	166,485	2,590,507
Pebblebrook Hotel Trust	141,203	5,005,646
Pennsylvania Real Estate Investment Trust	134,053	2,658,271
Piedmont Office Realty Trust, Inc. (Class A)	295,758	5,291,111
Post Properties, Inc.	107,673	6,276,259
ProLogis, Inc.	1,027,326	39,962,981
PS Business Parks, Inc.	37,587	2,983,656
Public Storage	288,127	60,976,317
Ramco-Gershenson Properties Trust	152,598	2,290,496
Regency Centers Corp.	184,996	11,497,501
Retail Opportunity Investments Corp.	193,000	3,192,220
Rexford Industrial Realty, Inc.	106,582	1,469,766
RLJ Lodging Trust	255,568	6,458,203
Rouse Properties, Inc.	73,930	1,151,829
Saul Centers, Inc.	22,604	1,169,757
Senior Housing Properties Trust	465,319	7,538,168
Silver Bay Realty Trust Corp.	74,528	1,193,193
Simon Property Group, Inc.	606,411	111,409,829
SL Green Realty Corp. (c)	194,688	21,057,454
Sovran Self Storage, Inc.	70,478	6,646,075
Strategic Hotels & Resorts, Inc. (a)	540,833	7,458,087
Sun Communities, Inc. (c)	105,099	7,121,508
Sunstone Hotel Investors, Inc.	406,082	5,372,465
Tanger Factory Outlet Centers, Inc.	187,215	6,172,479
Taubman Centers, Inc.	118,969	8,218,379
UDR, Inc.	513,502	17,705,549
Universal Health Realty Income Trust (c)	25,554	1,199,505
Urban Edge Properties	179,304	3,871,173
Ventas, Inc.	651,952	36,548,429
Vornado Realty Trust	347,257	31,398,978
Washington Real Estate Investment Trust (c)	133,698	3,333,091
Weingarten Realty Investors	222,435	7,364,823
Welltower, Inc.	689,682	46,705,265
WP GLIMCHER, Inc.	365,934	4,266,790
Xenia Hotels & Resorts, Inc.	217,140	3,791,264

		1,115,993,659

TOTAL COMMON STOCKS —
(Cost $1,823,983,374)		1,893,824,779

SHORT TERM INVESTMENTS — 1.3%
UNITED STATES — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	20,157,461	20,157,461
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	3,964,339	3,964,339

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,121,800)		24,121,800

TOTAL INVESTMENTS — 101.0%
(Cost $1,848,105,174)		1,917,946,579
OTHER ASSETS & LIABILITIES — (1.0)%		(18,752,851)

NET ASSETS — 100.0%		$1,899,193,728

(a)	Non-income producing security
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd.	10,441	$63,130
Automotive Holdings Group, Ltd. (a)	12,725	35,298
Crown Resorts, Ltd. (a)	7,531	52,358
Fairfax Media, Ltd.	44,009	27,351
Tatts Group, Ltd.	27,669	73,059

		251,196

BELGIUM — 0.2%
S.A. D’Ieteren NV	920	35,435

CANADA — 4.8%
Amaya, Inc. (a)(b)	774	14,046
Canadian Tire Corp., Ltd. (Class A)	1,262	113,003
Gildan Activewear, Inc.	3,063	92,025
Magna International, Inc.	3,938	188,015
Restaurant Brands International, Inc. (a)	745	26,695
Shaw Communications, Inc. (Class B) (a)	4,179	80,544
Thomson Reuters Corp.	4,180	167,237

		681,565

DENMARK — 0.6%
Pandora A/S	733	85,438

FINLAND — 0.3%
Nokian Renkaat Oyj	1,120	36,143
Sanoma Oyj (a)	2,849	10,508

		46,651

FRANCE — 10.9%
Accor SA	1,688	78,685
Christian Dior SE	379	70,672
Compagnie Generale des Etablissements Michelin	1,669	151,687
Havas SA	6,865	55,864
Hermes International	300	108,834
Kering	706	115,059
Lagardere SCA	1,302	35,956
LVMH Moet Hennessy Louis Vuitton SE	1,844	313,283
Numericable-SFR SAS (b)	1,100	50,687
Peugeot SA (a)(b)	1,152	17,302
Publicis Groupe SA	1,078	73,378
Renault SA	1,581	112,947
Sodexo SA	1,176	97,140
Valeo SA	602	81,142
Vivendi SA	8,065	190,224

		1,552,860

GERMANY — 9.8%
adidas AG	1,850	148,705
Bayerische Motoren Werke AG	2,052	181,457
Bayerische Motoren Werke AG Preference Shares	347	23,756
Continental AG	680	144,295
Daimler AG	6,714	486,018
Hugo Boss AG	222	24,880
Kabel Deutschland Holding AG (b)	302	39,273
Leoni AG	210	11,160
Porsche Automobil Holding SE Preference Shares	777	33,041
ProSiebenSat.1 Media SE	1,159	56,717
TUI AG	6,423	118,502
Volkswagen AG (a)	190	22,259
Volkswagen AG Preference Shares	1,032	112,605

		1,402,668

HONG KONG — 2.8%
Esprit Holdings, Ltd. (a)	23,082	17,155
Fairwood Holdings, Ltd.	16,000	45,213
Galaxy Entertainment Group, Ltd.	16,000	40,671
Giordano International, Ltd.	80,000	38,606
Global Brands Group Holding, Ltd. (b)	62,000	12,800
Li & Fung, Ltd. (a)	62,000	47,280
Pico Far East Holdings, Ltd.	108,000	25,084
Sands China, Ltd.	24,000	72,154
Shangri-La Asia, Ltd.	16,500	14,264
SJM Holdings, Ltd. (a)	24,000	16,970
Techtronic Industries Co., Ltd.	15,500	57,200
Wynn Macau, Ltd. (a)	15,600	17,673

		405,070

IRELAND — 0.2%
Paddy Power PLC	266	30,642

ITALY — 0.7%
Mediaset SpA	8,217	37,698
Pirelli & C. SpA	3,510	58,653

		96,351

JAPAN — 34.1%
Aisin Seiki Co., Ltd.	2,300	76,817
Aoyama Trading Co., Ltd.	1,400	49,213
Asics Corp. (a)	800	18,957
Bandai Namco Holdings, Inc.	3,900	90,202
Benesse Holdings, Inc. (a)	1,600	42,684
Bookoff Corp.	1,500	11,285
Bridgestone Corp. (a)	6,300	217,040
Can Do Co., Ltd. (a)	800	10,187
Casio Computer Co., Ltd. (a)	3,900	70,501
Denso Corp. (a)	3,100	130,352
Dentsu, Inc. (a)	2,800	143,080
Fast Retailing Co., Ltd.	488	197,580
Fuji Corp., Ltd. (a)	3,100	17,394
Fuji Heavy Industries, Ltd.	4,300	153,775
GLOBERIDE, Inc. (a)	800	9,352
Gunze, Ltd.	15,000	45,214
Haseko Corp.	2,400	27,053
Honda Motor Co., Ltd. (a)	10,800	319,135
Isetan Mitsukoshi Holdings, Ltd.	5,100	76,309
Isuzu Motors, Ltd. (a)	4,200	41,907
Kappa Create Holdings Co., Ltd. (b)	800	8,216
Koito Manufacturing Co., Ltd.	800	25,951
Kojima Co., Ltd.	10,200	25,806
Konaka Co., Ltd.	5,800	29,832
Kyoritsu Maintenance Co., Ltd.	400	25,617
Kyoto Kimono Yuzen Co., Ltd. (a)	3,400	28,389
Mazda Motor Corp.	3,500	54,941
Mitsubishi Motors Corp. (a)	3,100	23,606
NGK Spark Plug Co., Ltd.	1,100	25,065
Nikon Corp. (a)	3,900	46,957
Nissan Motor Co., Ltd. (a)	15,300	139,759

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Oriental Land Co., Ltd. (a)	2,300	$128,073
Otsuka Kagu, Ltd. (a)	2,100	26,705
Panasonic Corp. (a)	13,600	136,664
Pioneer Corp. (b)	3,200	6,920
Rakuten, Inc. (a)	6,300	80,167
Resorttrust, Inc. (a)	4,000	99,161
Ringer Hut Co., Ltd. (a)	1,100	23,733
Sanrio Co., Ltd. (a)	300	8,153
Sanyo Housing Nagoya Co., Ltd.	1,700	15,103
Sega Sammy Holdings, Inc. (a)	700	6,803
Sekisui Chemical Co., Ltd.	8,000	83,697
Sekisui House, Ltd.	8,000	124,577
Sharp Corp. (a)(b)	8,000	9,151
Shimano, Inc. (a)	1,300	181,706
Sony Corp.	7,100	171,831
Stanley Electric Co., Ltd. (a)	2,400	47,593
Suminoe Textile Co., Ltd.	7,000	19,755
Sumitomo Electric Industries, Ltd.	5,000	63,604
Sumitomo Forestry Co., Ltd.	6,800	75,742
Suzuki Motor Corp. (a)	3,500	107,018
Toho Co., Ltd.	1,000	22,736
Toyota Industries Corp. (a)	1,900	89,792
Toyota Motor Corp.	18,800	1,094,266
Yamada Denki Co., Ltd. (a)	10,000	40,245
Yamaha Motor Co., Ltd.	1,600	31,943

		4,877,314

LUXEMBOURG — 0.6%
SES SA	2,849	89,586

NETHERLANDS — 3.4%
Altice NV (Class A) (b)	1,500	31,352
Altice NV (Class B) (b)	500	11,143
Fiat Chrysler Automobiles NV (b)	7,734	100,230
RELX NV	12,554	204,175
Wolters Kluwer NV	4,556	139,906

		486,806

NORWAY — 0.5%
Schibsted ASA (Class A)	1,040	35,175
Schibsted ASA (Class B) (b)	1,040	32,797

		67,972

SINGAPORE — 0.6%
Genting Singapore PLC (a)	47,900	24,423
Singapore Press Holdings, Ltd. (a)	24,000	64,815

		89,238

SOUTH KOREA — 4.4%
Cheil Worldwide, Inc. (b)	1,044	16,030
CJ Hellovision Co., Ltd.	1,340	12,662
Coway Co., Ltd.	386	27,257
Credu Corp.	373	18,818
Fila Korea, Ltd.	101	8,478
Hanil E-Hwa Co., Ltd.	518	5,856
Hankook Tire Co., Ltd.	882	29,467
Hanon Systems Corp.	230	7,616
Hanssem Co., Ltd.	80	19,269
Hotel Shilla Co., Ltd.	249	24,159
Hyundai Department Store Co., Ltd.	147	16,619
Hyundai Engineering Plastics Co., Ltd.	2,315	17,773
Hyundai Mobis Co., Ltd.	472	92,186
Hyundai Motor Co.	1,059	146,525
Hyundai Wia Corp.	151	16,434
Kangwon Land, Inc.	711	25,374
Kia Motors Corp.	1,921	86,869
LG Electronics, Inc.	747	28,770
Lotte Shopping Co., Ltd.	103	24,809
Seoyeon Co., Ltd.	842	9,412

		634,383

SPAIN — 2.0%
Industria de Diseno Textil SA	7,758	259,190
NH Hotel Group SA (a)(b)	4,159	22,191

		281,381

SWEDEN — 2.5%
Electrolux AB (Series B)	3,868	108,840
Hennes & Mauritz AB (Class B)	6,688	243,771

		352,611

SWITZERLAND — 3.0%
Cie Financiere Richemont SA	3,663	283,788
Dufry AG (b)	174	20,301
Swatch Group AG	347	128,203

		432,292

UNITED KINGDOM — 15.9%
Burberry Group PLC	4,207	87,177
Carnival PLC	2,117	109,766
Compass Group PLC	15,187	242,238
GKN PLC	14,630	59,391
Home Retail Group PLC	11,676	24,053
Informa PLC	8,067	68,612
International Game Technology PLC	2,100	32,193
ITV PLC	34,431	128,300
Kingfisher PLC	28,259	153,500
Marks & Spencer Group PLC	15,156	115,017
Next PLC	2,159	248,873
Ocado Group PLC (b)	2,693	13,054
Pearson PLC	9,014	153,880
RELX PLC	11,059	189,628
Sky PLC	10,578	167,280
Sports Direct International PLC (b)	1,582	18,140
Thomas Cook Group PLC (b)	6,977	12,228
WH Smith PLC	740	17,531
Whitbread PLC	2,909	205,691
WPP PLC	11,011	229,001

		2,275,553

TOTAL COMMON STOCKS —
(Cost $15,661,741)		14,175,012

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,745)	3,417	9,612

SHORT TERM INVESTMENTS — 14.5%
UNITED STATES — 14.5%
MONEY MARKET FUNDS — 14.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,025,769	2,025,769

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	46,679	$46,679

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,072,448)		2,072,448

TOTAL INVESTMENTS — 113.7%
(Cost $17,741,934)		16,257,072
OTHER ASSETS & LIABILITIES — (13.7)%		(1,955,120)

NET ASSETS — 100.0%		$14,301,952

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.1%
Blackmores, Ltd.	271	$27,776
Coca-Cola Amatil, Ltd.	25,983	164,401
Treasury Wine Estates, Ltd.	31,651	145,809
Wesfarmers, Ltd.	50,672	1,395,621
Woolworths, Ltd. (a)	51,657	901,099

		2,634,706

BELGIUM — 5.9%
Anheuser-Busch InBev NV VVPR Strip (b)(c)	2,040	0
Anheuser-Busch InBev SA	32,280	3,420,208
Delhaize Group	4,671	412,428

		3,832,636

CANADA — 3.1%
AGT Food & Ingredients, Inc. (a)	627	12,122
Alimentation Couche-Tard, Inc. (Class B)	15,157	693,806
Clearwater Seafoods, Inc.	1,311	9,954
Corby Spirit and Wine, Ltd.	1,263	17,861
Cott Corp.	3,821	41,097
Empire Co., Ltd. (Class A)	3,759	76,963
High Liner Foods, Inc.	529	6,151
Jean Coutu Group PJC, Inc. (Class A)	1,083	16,245
KP Tissue, Inc. (a)	2,959	26,838
Liquor Stores NA, Ltd. (a)	1,062	8,674
Loblaw Cos., Ltd.	13,216	677,311
Maple Leaf Foods, Inc.	753	12,373
Metro, Inc., (Class A)	6,578	178,396
North West Co., Inc.	1,500	31,506
Premium Brands Holdings Corp.	903	21,102
Saputo, Inc.	6,251	136,611
SunOpta, Inc. (b)	5,384	26,166

		1,993,176

DENMARK — 0.7%
Carlsberg A/S (Class B)	5,717	438,404
Royal Unibrew A/S	330	12,334

		450,738

FINLAND — 0.3%
Kesko Oyj (Class B)	5,882	207,873

FRANCE — 7.9%
Carrefour SA	25,290	746,400
Casino Guichard-Perrachon SA	3,632	192,575
Danone SA	26,424	1,664,152
L’Oreal SA	9,554	1,653,554
Pernod Ricard SA	8,968	902,749

		5,159,430

GERMANY — 2.5%
Beiersdorf AG	5,129	453,268
Henkel AG & Co. KGaA	426	37,538
Henkel AG & Co. KGaA Preference Shares	10,757	1,104,329
Metro AG	1,244	34,285

		1,629,420

HONG KONG — 0.3%
Vitasoy International Holdings, Ltd.	148,000	218,848

IRELAND — 1.1%
C&C Group PLC	8,781	34,718
Fyffes PLC	4,761	7,706
Glanbia PLC	4,117	76,471
Greencore Group PLC	23,979	99,232
Kerry Group PLC (Class A)	5,945	445,614
Origin Enterprises PLC	1,047	7,487
Total Produce PLC	9,171	12,643

		683,871

JAPAN — 17.4%
Aeon Co., Ltd. (a)	36,205	560,767
Ain Pharmaciez, Inc.	800	40,680
Ajinomoto Co., Inc.	31,728	666,271
Ariake Japan Co., Ltd. (a)	500	19,517
Asahi Group Holdings, Ltd.	25,782	833,101
Axial Retailing, Inc. (a)	600	19,664
Calbee, Inc.	3,400	109,439
Coca-Cola East Japan Co., Ltd.	2,600	41,877
Coca-Cola West Co., Ltd.	800	15,530
Cocokara fine, Inc.	700	25,775
Cosmos Pharmaceutical Corp.	100	11,748
Euglena Co., Ltd. (a)(b)	3,300	48,440
Ezaki Glico Co., Ltd. (a)	3,300	152,098
FamilyMart Co., Ltd.	3,200	145,619
Fuji Oil Co., Ltd.	3,300	42,709
Fujicco Co., Ltd. (a)	4,000	80,959
Genky Stores, Inc.	200	9,652
Hokuto Corp. (a)	3,200	57,606
Ito En, Ltd.	500	10,433
Japan Tobacco, Inc.	42,678	1,316,705
Kao Corp.	23,308	1,051,502
Kenko Mayonnaise Co., Ltd.	800	10,354
Kewpie Corp. (a)	6,500	128,790
KEY Coffee, Inc. (a)	6,500	109,794
Kikkoman Corp. (a)	5,000	136,935
Kirin Holdings Co., Ltd.	32,675	427,109
Kobe Bussan Co., Ltd.	200	18,052
Kose Corp. (a)	800	72,475
Kotobuki Spirits Co., Ltd.	300	9,819
Kusuri No Aoki Co., Ltd.	400	21,141
Lawson, Inc.	5,724	421,062
Life Corp. (a)	800	22,711
Lion Corp. (a)	31,000	271,523
Matsumotokiyoshi Holdings Co., Ltd.	1,300	57,421
Megmilk Snow Brand Co., Ltd. (a)	900	17,179
MEIJI Holdings Co., Ltd. (a)	6,400	467,048
Ministop Co., Ltd.	400	9,081
Morinaga & Co., Ltd. (a)	9,000	44,111
NH Foods, Ltd.	4,000	81,359
Nichirei Corp. (a)	26,388	164,367
Nippon Suisan Kaisha, Ltd.	9,200	27,347
Nisshin Seifun Group, Inc.	4,700	68,009
Nissin Foods Holding Co., Ltd. (a)	3,200	146,687
Oenon Holdings, Inc.	65,351	115,134
Pigeon Corp.	3,200	74,359
Qol Co., Ltd.	800	11,429

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

S Foods, Inc.	400	$8,016
San-A Co., Ltd.	300	13,126
Seven & i Holdings Co., Ltd.	32,775	1,489,810
Shiseido Co., Ltd. (a)	18,493	401,545
Sugi Holdings Co., Ltd.	200	8,951
Sundrug Co., Ltd.	300	15,731
Suntory Beverage & Food, Ltd.	2,800	107,193
Takara Holdings, Inc.	3,100	18,559
Toyo Suisan Kaisha, Ltd.	3,100	116,996
Tsuruha Holdings, Inc.	900	77,326
Unicharm Corp. (a)	19,500	344,199
UNY Group Holdings Co., Ltd. (a)	26,200	164,509
Valor Co., Ltd. (a)	1,000	25,041
Warabeya Nichiyo Co., Ltd. (a)	300	5,203
Welcia Holdings Co., Ltd.	500	24,214
Yakult Honsha Co., Ltd. (a)	5,380	266,833
Yamazaki Baking Co., Ltd. (a)	4,000	61,320
Yaoko Co., Ltd. (a)	400	18,035

		11,359,995

NETHERLANDS — 6.5%
Heineken NV	9,797	790,009
Koninklijke Ahold NV	39,380	765,307
Unilever NV (a)	66,636	2,669,585

		4,224,901

NORWAY — 0.5%
Bakkafrost P/F	1,060	33,801
Marine Harvest (b)	19,824	251,925
Orkla ASA	3,784	27,992
Salmar ASA	390	6,149

		319,867

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA	5,713	76,813
Sonae SGPS SA	18,007	22,110

		98,923

SINGAPORE — 0.5%
Golden Agri-Resources, Ltd. (a)	430,675	99,953
Wilmar International, Ltd.	132,000	238,582

		338,535

SOUTH KOREA — 3.9%
Able C&C Co., Ltd.	508	11,979
AmorePacific Corp.	1,034	335,856
AmorePacific Group	925	127,204
BGF retail Co., Ltd.	348	59,306
Binggrae Co., Ltd.	343	21,848
CJ CheilJedang Corp.	255	81,859
CJ Freshway Corp.	223	14,712
Coreana Cosmetics Co., Ltd. (b)	883	10,951
Cosmax BTI, Inc.	122	8,492
Cosmax, Inc.	189	33,964
Crown Confectionery Co., Ltd.	92	61,706
Dae Han Flour Mills Co., Ltd.	299	53,100
Daesang Corp.	1,475	38,328
Dongsuh Cos., Inc.	2,987	92,485
Dongwon F&B Co., Ltd.	28	9,484
Dongwon Industries Co., Ltd.	120	35,788
E-Mart Co., Ltd.	658	127,958
GS Retail Co., Ltd.	914	47,038
Hyundai Greenfood Co., Ltd.	1,380	29,805
Korea Kolmar Co., Ltd.	387	32,258
Korea Kolmar Holdings Co., Ltd.	195	12,454
KT&G Corp.	4,565	429,425
LG Household & Health Care, Ltd.	379	273,067
Lotte Chilsung Beverage Co., Ltd.	20	40,699
Lotte Confectionery Co., Ltd.	33	61,222
Lotte Food Co., Ltd.	91	80,536
Maeil Dairy Industry Co., Ltd.	1,058	34,633
Muhak Co., Ltd. (b)	464	18,418
Namyang Dairy Products Co., Ltd.	33	22,802
NongShim Co., Ltd.	128	39,524
Orion Corp.	133	105,700
Ottogi Corp.	133	116,584
Pulmuone Co., Ltd.	56	10,040
Sajo Industries Co., Ltd. (b)	438	29,193
Samlip General Foods Co., Ltd.	69	18,395
Samyang Holdings Corp.	224	25,607
Sansung Life & Science Co., Ltd. (b)	424	15,167

		2,567,587

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA (a)(b)	8,581	51,753
Ebro Puleva SA	15,191	297,509

		349,262

SWEDEN — 1.3%
ICA Gruppen AB (a)	454	15,319
Svenska Cellulosa AB	3,953	109,252
Svenska Cellulosa AB (Class B)	13,639	380,205
Swedish Match AB	10,522	317,026

		821,802

SWITZERLAND — 15.9%
Aryzta AG (b)	2,044	86,333
Chocoladefabriken Lindt & Spruengli AG	132	772,060
Coca-Cola HBC AG (b)	6,469	136,891
Nestle SA	124,570	9,338,607
Oriflame Holding AG (a)(b)	1,970	24,381

		10,358,272

UNITED KINGDOM — 26.9%
Associated British Foods PLC	11,237	568,509
Booker Group PLC	25,168	70,490
British American Tobacco PLC	72,095	3,978,371
Diageo PLC	100,385	2,692,190
Greggs PLC	1,006	16,534
Imperial Tobacco Group PLC	38,985	2,015,463
J Sainsbury PLC	64,962	256,827
Reckitt Benckiser Group PLC	26,904	2,439,872
SABMiller PLC	35,609	2,015,690
Tate & Lyle PLC	25,086	223,434
Tesco PLC (b)	317,981	882,404
Unilever PLC	51,070	2,077,843
William Morrison Supermarkets PLC	110,174	277,198

		17,514,825

TOTAL COMMON STOCKS —
(Cost $64,319,763)		64,764,667

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,446,144	$3,446,144
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	25,992	25,992

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,472,136)		3,472,136

TOTAL INVESTMENTS — 104.8%
(Cost $67,791,899)		68,236,803
OTHER ASSETS & LIABILITIES — (4.8)%		(3,106,540)

NET ASSETS — 100.0%		$65,130,263

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.8%
Beach Energy, Ltd. (a)	34,203	$10,929
Caltex Australia, Ltd.	7,367	161,826
Karoon Gas Australia, Ltd. (a)(b)	4,372	5,066
Liquefied Natural Gas, Ltd. (a)(b)	12,751	11,417
Origin Energy, Ltd. (c)	35,189	136,902
Paladin Energy, Ltd. (a)(b)	35,903	4,286
Santos, Ltd. (a)	26,451	73,929
Washington H Soul Pattinson & Co., Ltd.	3,581	38,249
Whitehaven Coal, Ltd. (a)(b)	11,042	6,940
Woodside Petroleum, Ltd.	20,082	407,988
WorleyParsons, Ltd. (a)	5,856	24,304

		881,836

AUSTRIA — 0.6%
OMV AG	5,360	130,013

BELGIUM — 0.2%
Euronav NV (a)	2,748	38,328

CANADA — 27.7%
AltaGas, Ltd. (a)	5,923	145,259
ARC Resources, Ltd. (a)	8,955	117,824
Athabasca Oil Corp. (a)(b)	15,972	15,130
Baytex Energy Corp. (a)	4,464	14,217
Bonavista Energy Corp. (a)	9,334	21,373
Bonterra Energy Corp. (a)	900	13,097
Cameco Corp.	15,872	192,614
Canadian Energy Services & Technology Corp. (a)	6,816	31,368
Canadian Natural Resources, Ltd.	32,291	625,974
Canadian Oil Sands, Ltd.	13,371	62,931
Cenovus Energy, Inc.	23,202	350,271
Crescent Point Energy Corp. (a)	13,123	149,465
Enbridge Income Fund Holdings, Inc. (a)	1,503	35,111
Enbridge, Inc.	24,373	900,785
Encana Corp.	22,208	142,289
Enerflex, Ltd.	2,064	20,306
Enerplus Corp. (a)	8,825	42,785
Ensign Energy Services, Inc.	3,623	22,186
Gibson Energy, Inc. (a)	3,451	43,064
Gran Tierra Energy, Inc. (b)	6,565	14,005
Husky Energy, Inc. (a)	9,996	155,155
Imperial Oil, Ltd. (a)	7,149	225,449
Inter Pipeline, Ltd. (a)	8,622	158,330
InterOil Corp. (a)(b)	1,042	35,126
Keyera Corp. (a)	4,556	124,885
Lightstream Resources, Ltd. (a)	4,547	1,187
MEG Energy Corp. (b)	3,563	21,898
Mullen Group, Ltd. (a)	2,718	36,187
Pacific Exploration and Production Corp. (a)	8,451	18,784
Paramount Resources, Ltd. (Class A) (a)(b)	1,407	10,327
Parkland Fuel Corp. (a)	2,187	37,290
Pason Systems, Inc.	1,804	25,243
Pembina Pipeline Corp. (a)	8,661	207,432
Pengrowth Energy Corp. (a)	14,104	11,993
Penn West Petroleum, Ltd. (a)	10,592	4,769
Peyto Exploration & Development Corp. (a)	3,690	76,376
PrairieSky Royalty, Ltd. (a)	3,956	74,830
Precision Drilling Corp. (a)	16,122	59,404
Raging River Exploration, Inc. (b)	7,644	42,020
Secure Energy Services, Inc.	3,116	20,871
Seven Generations Energy, Ltd. (Class A) (b)	4,493	42,259
ShawCor, Ltd.	1,676	34,978
Suncor Energy, Inc.	41,299	1,099,397
Sunshine Oilsands, Ltd. (a)(b)	62,000	5,200
Tourmaline Oil Corp. (b)	4,468	103,543
TransCanada Corp. (a)	20,209	636,100
Trican Well Service, Ltd. (b)	7,725	3,918
Trilogy Energy Corp. (a)	1,345	3,411
Veresen, Inc. (a)	5,689	43,282
Vermilion Energy, Inc. (a)	2,885	92,465
Whitecap Resources, Inc. (a)	7,899	62,098

		6,434,261

CYPRUS — 0.0% (d)
Ocean Rig UDW, Inc. (a)	1,022	2,177

FINLAND — 0.4%
Neste Oyj (a)	4,312	99,009

FRANCE — 13.4%
Bourbon SA (a)	776	9,727
CGG SA (a)(b)	7,074	24,313
Gaztransport Et Technigaz SA	477	24,722
Technip SA	3,483	163,933
Total SA (a)	64,263	2,883,689

		3,106,384

HONG KONG — 0.2%
Brightoil Petroleum Holdings, Ltd. (a)(b)	62,000	21,760
Sino Oil And Gas Holdings, Ltd. (a)(b)	445,000	9,761
Yanchang Petroleum International, Ltd. (b)	250,000	7,290

		38,811

ISRAEL — 0.2%
Delek Group, Ltd.	121	26,432
Paz Oil Co., Ltd.	153	22,758

		49,190

ITALY — 5.2%
ENI SpA (a)	71,784	1,125,810
Saipem SpA (a)(b)	8,136	65,071
Saras SpA (a)(b)	10,213	21,661

		1,212,542

JAPAN — 3.0%
Cosmo Oil Co., Ltd. (b)	4,000	5,477
Idemitsu Kosan Co., Ltd. (a)	3,200	48,789
Inpex Corp.	29,400	261,069
Japan Petroleum Exploration Co., Ltd. (a)	500	13,130
JX Holdings, Inc. (a)	66,197	238,169
Nippon Gas Co., Ltd. (a)	1,100	31,228
Showa Shell Sekiyu K.K. (a)	5,700	44,785

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

TonenGeneral Sekiyu K.K. (a)	5,000	$48,303

		690,950

LUXEMBOURG — 0.9%
Subsea 7 SA (a)(b)	8,707	65,328
Tenaris SA (a)	12,771	152,963

		218,291

NETHERLANDS — 0.7%
Fugro NV (b)	1,655	29,198
Koninklijke Vopak NV	1,832	72,975
SBM Offshore NV (a)(b)	5,598	70,611

		172,784

NEW ZEALAND — 0.2%
Z Energy, Ltd.	10,682	45,305

NORWAY — 3.3%
Akastor ASA (a)(b)	9,892	12,757
Aker Solutions ASA	9,892	34,141
BW LPG, Ltd. (e)	2,239	13,912
DNO ASA (a)(b)	18,188	19,212
Fred Olsen Energy ASA (a)(b)	930	4,835
Golar LNG, Ltd. (a)	2,181	60,806
Kvaerner ASA	16,601	7,629
Petroleum Geo-Services ASA	9,037	34,675
ProSafe SE (a)	6,781	18,841
Seadrill, Ltd. (a)(b)	9,905	57,653
Ship Finance International, Ltd. (a)	1,804	29,315
Statoil ASA	28,084	408,584
TGS Nopec Geophysical Co. ASA (a)	2,956	54,511

		756,871

PAPUA NEW GUINEA — 0.7%
Oil Search, Ltd.	32,463	163,455

PORTUGAL — 0.3%
Galp Energia SGPS SA	7,392	72,603

SINGAPORE — 0.1%
Ezion Holdings, Ltd. (a)	32,080	14,665

SOUTH KOREA — 1.3%
GS Holdings Corp.	1,551	59,603
Hankook Shell Oil Co., Ltd.	123	53,546
S-Oil Corp.	1,225	64,697
SK Innovation Co., Ltd. (b)	1,623	134,189

		312,035

SPAIN — 1.8%
Repsol SA	29,356	341,121
Tecnicas Reunidas SA	1,864	82,260

		423,381

SWEDEN — 0.3%
Lundin Petroleum AB (Class B) (a)(b)	5,381	69,163

UNITED KINGDOM — 35.2%
Afren PLC (a)(b)(c)	26,211	0
Amec Foster Wheeler PLC	8,346	90,581
BG Group PLC	90,745	1,307,206
BP PLC	480,823	2,432,611
Cairn Energy PLC (b)	22,604	47,935
Genel Energy PLC (b)	4,281	17,979
John Wood Group PLC	14,642	136,400
Ophir Energy PLC (b)	12,033	16,377
Petrofac, Ltd.	7,166	83,364
Premier Oil PLC (b)	17,306	17,472
Royal Dutch Shell PLC (Class A)	103,603	2,438,733
Royal Dutch Shell PLC (Class B)	63,170	1,495,584
Tullow Oil PLC (b)	29,689	76,047

		8,160,289

TOTAL COMMON STOCKS —
(Cost $34,701,491)		23,092,343

SHORT TERM INVESTMENTS — 14.9%
UNITED STATES — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	3,434,341	3,434,341
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	14,517	14,517

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,448,858)		3,448,858

TOTAL INVESTMENTS — 114.4%
(Cost $38,150,349)		26,541,201
OTHER ASSETS & LIABILITIES — (14.4)%		(3,333,780)

NET ASSETS — 100.0%		$23,207,421

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 10.6%
AMP, Ltd.	7,877	$30,756
Astro Japan Property Group	6,760	24,923
ASX, Ltd.	956	25,431
Australia & New Zealand Banking Group, Ltd.	7,397	140,668
Commonwealth Bank of Australia (a)	4,434	226,434
Federation Centres	17,704	34,065
Goodman Group	9,237	37,947
Insurance Australia Group, Ltd. (a)	6,582	22,371
Macquarie Group, Ltd.	836	45,006
National Australia Bank, Ltd.	7,044	148,301
QBE Insurance Group, Ltd.	4,167	37,720
Scentre Group	19,351	52,998
Servcorp, Ltd.	2,820	13,763
Stockland	6,042	16,336
Suncorp Group, Ltd.	3,617	30,963
Westfield Corp.	8,505	59,547
Westpac Banking Corp. (a)	8,113	169,211

		1,116,440

AUSTRIA — 0.6%
Erste Group Bank AG (b)	1,315	38,077
Sparkassen Immobilien AG (b)	2,884	24,466

		62,543

BELGIUM — 1.5%
Aedifica SA	587	34,846
Ageas	978	40,070
Groupe Bruxelles Lambert SA	298	22,423
KBC Groep NV	926	58,267

		155,606

CANADA — 11.6%
Bank of Montreal	2,044	110,959
Bank of Nova Scotia	3,421	150,113
Brookfield Asset Management, Inc. (Class A)	2,364	74,039
Canadian Imperial Bank of Commerce (a)	1,061	75,877
CI Financial Corp. (a)	931	21,041
Fairfax Financial Holdings, Ltd.	109	49,410
Great-West Lifeco, Inc.	1,876	44,734
Intact Financial Corp.	801	55,993
Manulife Financial Corp.	5,819	89,583
National Bank of Canada (a)	852	27,072
Power Corp. of Canada	1,079	22,269
Power Financial Corp. (a)	1,580	36,062
Royal Bank of Canada	3,747	206,229
Sun Life Financial, Inc.	1,832	58,812
Toronto-Dominion Bank	5,118	200,796

		1,222,989

CHINA — 0.8%
Hongkong Land Holdings, Ltd.	4,809	31,788
Sino Land Co., Ltd.	31,417	47,591

		79,379

DENMARK — 1.1%
Danske Bank A/S	2,015	60,752
Sydbank A/S	1,341	50,945

		111,697

FINLAND — 0.6%
Sampo Oyj (Class A)	1,359	65,655

FRANCE — 5.5%
ANF Immobilier	871	19,397
AXA SA	5,145	124,252
BNP Paribas SA	2,701	158,166
Credit Agricole SA	4,005	45,846
Klepierre	936	42,304
Mercialys SA REIT	1,696	36,614
Societe Generale SA	1,555	69,170
Unibail-Rodamco SE	333	85,977

		581,726

GERMANY — 5.2%
Allianz SE	1,184	185,360
Alstria Office REIT-AG (a)(b)	1,804	23,430
Commerzbank AG (b)	2,667	28,050
Deutsche Bank AG	3,861	103,738
Deutsche Boerse AG	355	30,524
Deutsche Wohnen AG	1,140	30,394
Hamborner REIT AG	3,626	35,011
Muenchener Rueckversicherungs- Gesellschaft AG	400	74,454
Sixt Leasing AG (b)	498	10,217
Vonovia SE	1,028	32,985

		554,163

HONG KONG — 5.9%
AIA Group, Ltd.	33,223	171,687
Bank of East Asia, Ltd. (a)	3,886	13,037
BOC Hong Kong Holdings, Ltd.	9,949	29,205
Cheung Kong Property Holdings, Ltd.	1,480	10,761
Hang Lung Properties, Ltd.	11,860	26,566
Hang Seng Bank, Ltd.	2,089	37,521
Henderson Land Development Co., Ltd.	8,143	48,437
Hong Kong Exchanges and Clearing, Ltd.	2,907	66,317
Link REIT	6,001	32,908
Lippo China Resources, Ltd.	120,000	4,568
New World Development Co., Ltd.	33,797	32,707
Sun Hung Kai Properties, Ltd.	5,274	68,391
Swire Pacific, Ltd. (Class A)	4,974	55,484
Wharf Holdings, Ltd.	3,911	21,952

		619,541

IRELAND — 0.4%
Bank of Ireland (b)	77,306	30,030
Irish Residential Properties REIT PLC	10,446	12,815

		42,845

ISRAEL — 0.8%
Bank Leumi Le-Israel BM (b)	8,955	33,403
Nitsba Holdings 1995, Ltd. (b)	841	14,785
Sella Capital Real Estate, Ltd.	24,138	35,442

		83,630

ITALY — 3.9%
Assicurazioni Generali SpA	4,587	83,767

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Banca Monte dei Paschi di Siena SpA (b)	6,975	$12,395
Banca Popolare dell’Emilia Romagna SC	1,948	16,026
Banca Popolare dell’Etruria e del Lazio SC (b)(c)	1,627	0
Banca Popolare di Milano SCARL	19,555	19,274
Banco Popolare SC (b)	946	13,960
Intesa Sanpaolo SpA	39,379	138,728
UBI Banca SCpA	3,377	23,899
UniCredit SpA	16,173	100,556

		408,605

JAPAN — 16.5%
Bank of Kyoto, Ltd. (a)	3,000	30,334
Bank of the Ryukyus, Ltd.	2,300	33,684
Bank of Yokohama, Ltd.	8,954	54,136
Chiba Bank, Ltd.	6,000	42,383
Dai-ichi Life Insurance Co., Ltd.	3,183	50,324
Daito Trust Construction Co., Ltd.	472	47,785
Daiwa House Industry Co., Ltd.	1,890	46,514
Daiwa Securities Group, Inc.	3,878	24,923
Hitachi Capital Corp. (a)	900	21,838
Japan Exchange Group, Inc.	3,400	49,311
LIFENET INSURANCE Co. (b)	2,800	9,165
Mitsubishi Estate Co., Ltd. (a)	3,977	80,875
Mitsubishi UFJ Financial Group, Inc. (a)	38,844	232,354
Mitsui Fudosan Co., Ltd.	2,983	81,272
Mizuho Financial Group, Inc. (a)	56,928	105,951
MS&AD Insurance Group Holdings, Inc. (a)	2,174	57,960
Nippon Building Fund, Inc.	11	53,179
Nomura Holdings, Inc. (a)	16,907	97,138
ORIX Corp.	5,072	64,879
Raysum Co., Ltd. (a)	1,600	14,148
Relo Holdings, Inc.	100	9,736
Resona Holdings, Inc. (a)	5,627	28,486
Shizuoka Bank, Ltd. (a)	1,989	19,863
Sompo Japan Nipponkoa Holdings, Inc.	1,689	48,739
Sumitomo Mitsui Financial Group, Inc.	4,346	163,730
Sumitomo Mitsui Trust Holdings, Inc. (a)	17,825	65,100
Sumitomo Realty & Development Co., Ltd.	1,994	63,117
T&D Holdings, Inc.	3,377	39,602
Takara Leben Co., Ltd.	1,600	7,802
TOC Co., Ltd. (a)	200	1,396
Tokio Marine Holdings, Inc.	2,661	98,695

		1,744,419

NETHERLANDS — 1.8%
Aegon NV	6,824	39,115
ING Groep NV	10,960	154,761

		193,876

NORWAY — 0.4%
DnB ASA	2,574	33,404
Sparebanken Vest	1,985	12,101

		45,505

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (b)	101,837	4,945

SINGAPORE — 2.1%
CapitaLand, Ltd. (a)	11,960	22,542
DBS Group Holdings, Ltd.	4,433	50,537
Oversea-Chinese Banking Corp., Ltd. (a)	11,001	68,007
United Overseas Bank, Ltd.	3,873	50,527
UOL Group, Ltd. (a)	8,400	35,505

		227,118

SOUTH KOREA — 1.9%
DGB Financial Group, Inc.	1,682	14,900
Hana Financial Group, Inc.	681	15,168
Hanwha General Insurance Co., Ltd. (b)	2,738	17,001
KB Financial Group, Inc.	908	27,003
KB Financial Group, Inc. ADR	584	17,164
Samsung Fire & Marine Insurance Co., Ltd.	129	30,473
Samsung Life Insurance Co., Ltd.	337	28,119
Shinhan Financial Group Co., Ltd.	1,111	38,805
Shinhan Financial Group Co., Ltd. ADR	449	15,625

		204,258

SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	17,038	144,161
Banco de Sabadell SA (a)	16,935	31,040
Banco Popular Espanol SA (a)	5,427	19,743
Banco Santander SA	35,607	188,556
Bankia SA (a)	20,279	26,213
Bolsas y Mercados Espanoles SHMSF SA (a)	644	21,717
CaixaBank SA (b)	6,665	25,630

		457,060

SWEDEN — 3.3%
Investor AB (Class B)	1,693	57,954
Kinnevik Investment AB (Class B)	994	28,314
Nordea Bank AB	9,300	103,345
Skandinaviska Enskilda Banken AB (Class A)	4,451	47,418
Svenska Handelsbanken AB (Class A)	3,814	54,524
Swedbank AB (Class A)	2,843	62,676

		354,231

SWITZERLAND — 5.5%
Credit Suisse Group AG (b)	4,084	97,889
GAM Holding AG (b)	1,490	26,152
Julius Baer Group, Ltd. (b)	1,002	45,347
Swiss Life Holding AG (b)	227	50,507
Swiss Re AG	973	83,249
UBS Group AG	10,127	186,662
Zurich Insurance Group AG (b)	387	94,740

		584,546

UNITED KINGDOM — 15.2%
Aviva PLC	12,455	85,275
Barclays PLC	41,577	153,763
British Land Co. PLC	6,302	80,043
Derwent London PLC	1,255	69,178
Henderson Group PLC	5,829	22,974
HSBC Holdings PLC	50,643	382,560
Land Securities Group PLC	2,016	38,446
Legal & General Group PLC	16,600	59,870

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Lloyds Banking Group PLC	124,269	$141,478
London Stock Exchange Group PLC	1,784	65,369
Londonmetric Property PLC	26,985	67,077
Man Group PLC	9,224	21,405
Old Mutual PLC	15,133	43,347
Primary Health Properties PLC	3,205	19,662
Provident Financial PLC	413	19,644
Prudential PLC	7,190	151,767
Royal Bank of Scotland Group PLC (b)	5,457	26,038
RSA Insurance Group PLC	7,225	44,072
Safestore Holdings PLC	802	3,581
Standard Chartered PLC	5,917	57,433
Standard Life PLC	4,986	29,289
Tritax Big Box REIT PLC	5,209	10,060
Virgin Money Holdings UK PLC	2,472	14,472

		1,606,803

TOTAL COMMON STOCKS —
(Cost $13,141,520)		10,527,580

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Popular Espanol SA (expired 9/25/15) (a)(b) (Cost $144)	6,429	129

SHORT TERM INVESTMENT — 11.4%
UNITED STATES — 11.4%
MONEY MARKET FUND — 11.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f) (Cost $1,200,411)	1,200,411	1,200,411

TOTAL INVESTMENTS — 110.9%
(Cost $14,342,075)		11,728,120
OTHER ASSETS & LIABILITIES — (10.9)%		(1,148,309)

NET ASSETS — 100.0%		$10,579,811

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.5%
Ansell, Ltd.	9,727	$128,077
Cochlear, Ltd.	3,407	199,708
CSL, Ltd.	21,808	1,366,069
Healthscope, Ltd.	80,215	143,644
Primary Health Care, Ltd. (a)	37,300	99,275
Ramsay Health Care, Ltd.	7,473	306,846
Sirtex Medical, Ltd.	3,679	84,586
Sonic Healthcare, Ltd.	23,816	305,227

		2,633,432

BELGIUM — 0.9%
Fagron (a)	2,532	48,076
Galapagos NV (a)(b)	1,890	77,099
UCB SA	6,910	538,773

		663,948

CANADA — 3.5%
Valeant Pharmaceuticals International, Inc. (b)	14,971	2,659,873

DENMARK — 6.8%
Coloplast A/S (Class B)	6,420	454,081
Genmab A/S (b)	3,085	282,269
GN Store Nord A/S	10,030	179,942
H. Lundbeck A/S (b)	4,055	108,000
Novo Nordisk A/S (Class B)	73,446	3,936,462
William Demant Holding A/S (b)	2,034	168,910

		5,129,664

FINLAND — 0.4%
Orion Oyj (Class B)	7,063	266,482

FRANCE — 8.7%
bioMerieux	1,141	123,199
DBV Technologies SA (b)	600	42,188
Essilor International SA	10,591	1,287,437
Genfit (a)(b)	1,245	47,161
Ipsen SA	2,898	179,213
Korian SA	5,102	191,811
Orpea	2,477	196,505
Sanofi	46,034	4,362,109
Virbac SA	336	57,947

		6,487,570

GERMANY — 9.8%
Bayer AG	31,521	4,026,958
Fresenius Medical Care AG & Co. KGaA	10,952	853,561
Fresenius SE & Co. KGaA	19,009	1,273,127
Gerresheimer AG	2,438	177,545
Merck KGaA	7,215	636,970
MorphoSys AG (b)	1,489	99,078
RHOEN-KLINIKUM AG	3,305	93,374
Stada Arzneimittel AG	5,085	181,636

		7,342,249

HONG KONG — 0.4%
CK Life Sciences Int’l Holdings, Inc. (a)	1,508,000	134,260
Lee’s Pharmaceutical Holdings, Ltd.	67,845	87,454
Town Health International Medical Group, Ltd. (a)	416,000	86,420

		308,134

IRELAND — 0.5%
ICON PLC (a)(b)	3,382	240,020
UDG Healthcare PLC (c)(d)	6,214	47,346
UDG Healthcare PLC (c)	10,833	82,539

		369,905

ISRAEL — 3.5%
Taro Pharmaceutical Industries, Ltd. (b)	972	138,889
Teva Pharmaceutical Industries, Ltd.	43,501	2,488,210

		2,627,099

ITALY — 0.3%
Recordati SpA	8,354	192,378

JAPAN — 15.7%
Alfresa Holdings Corp. (a)	11,900	202,200
Asahi Intecc Co., Ltd.	3,500	125,371
Astellas Pharma, Inc. (a)	104,900	1,353,238
Chugai Pharmaceutical Co., Ltd.	11,925	364,924
Daiichi Sankyo Co., Ltd. (a)	35,600	615,305
Eisai Co., Ltd. (a)	12,900	757,208
Hisamitsu Pharmaceutical Co., Inc. (a)	4,500	149,919
Hoya Corp.	13,700	446,467
Kaken Pharmaceutical Co., Ltd.	1,900	175,302
Kissei Pharmaceutical Co., Ltd.	3,200	72,676
KYORIN Holdings, Inc.	4,100	62,511
Kyowa Hakko Kirin Co., Ltd.	16,422	243,797
M3, Inc.	11,000	217,401
Medipal Holdings Corp.	10,600	167,366
Miraca Holdings, Inc.	3,000	126,748
Mitsubishi Tanabe Pharma Corp.	12,700	223,216
Nakanishi, Inc.	1,700	63,165
Nihon Kohden Corp. (a)	5,000	82,578
Nippon Shinyaku Co., Ltd. (a)	4,000	143,782
Olympus Corp. (a)	15,000	465,286
Ono Pharmaceutical Co., Ltd.	5,200	613,501
Otsuka Holdings Co., Ltd. (a)	27,200	864,840
Rohto Pharmaceutical Co., Ltd. (a)	8,300	127,031
Santen Pharmaceutical Co., Ltd.	22,900	305,741
Sawai Pharmaceutical Co., Ltd.	2,300	133,278
Shionogi & Co., Ltd. (a)	15,500	553,271
Ship Healthcare Holdings, Inc. (a)	3,200	68,668
Sumitomo Dainippon Pharma Co., Ltd. (a)	9,500	94,710
Suzuken Co., Ltd.	4,900	162,631
Sysmex Corp.	8,000	419,488
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	171,836
Takara Bio, Inc.	9,200	85,805
Takeda Pharmaceutical Co., Ltd. (a)	33,200	1,451,746
Terumo Corp. (a)	17,500	492,423
Toho Holdings Co., Ltd. (a)	4,200	87,251
Tsumura & Co. (a)	4,900	106,170

		11,796,850

LUXEMBOURG — 0.2%
Eurofins Scientific SE	576	176,621

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

NETHERLANDS — 0.5%
QIAGEN NV (b)	14,518	$373,299

NEW ZEALAND — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	40,512	184,000
Ryman Healthcare, Ltd.	33,357	155,984

		339,984

SINGAPORE — 0.4%
Biosensors International Group, Ltd. (b)	141,100	66,982
Haw Par Corp., Ltd. (a)	23,600	134,938
Raffles Medical Group, Ltd. (a)	43,290	137,612

		339,532

SOUTH KOREA — 1.4%
Cell Biotech Co., Ltd.	1,433	72,418
Celltrion, Inc. (a)(b)	4,780	273,823
Green Cross Corp.	617	97,342
Green Cross Holdings Corp.	3,285	110,996
Hanmi Pharm Co., Ltd. (b)	360	112,832
Hanmi Science Co., Ltd. (b)	1,480	173,559
Medy-Tox, Inc.	331	119,046
ViroMed Co., Ltd. (b)	831	86,234

		1,046,250

SPAIN — 0.8%
Grifols SA (a)	12,848	529,132
Grifols SA Preference Shares (Class B)	2,238	68,925

		598,057

SWEDEN — 1.3%
Elekta AB (Class B)	20,201	134,038
Getinge AB (Class B)	9,917	220,403
Karo Bio AB (b)	42,791	232,143
Meda AB (Class A)	16,371	233,061
Swedish Orphan Biovitrum AB (b)	9,521	125,326

		944,971

SWITZERLAND — 25.9%
Actelion, Ltd. (b)	5,274	667,684
Basilea Pharmaceutica AG (b)	1,219	116,897
Galenica AG (a)	242	307,361
Lonza Group AG (b)	3,093	404,550
Novartis AG	104,580	9,568,572
Roche Holding AG (a)(c)	2,251	591,489
Roche Holding AG (c)	27,161	7,143,974
Sonova Holding AG	2,626	337,018
Straumann Holding AG	546	156,603
Tecan Group AG	768	107,839

		19,401,987

UNITED KINGDOM — 14.3%
AstraZeneca PLC	55,270	3,500,761
BTG PLC (b)	20,633	204,088
Dechra Pharmaceuticals PLC	7,787	110,758
Genus PLC	7,100	152,717
GlaxoSmithKline PLC	183,347	3,515,997
Hikma Pharmaceuticals PLC	7,873	271,904
Shire PLC	28,275	1,929,043
Smith & Nephew PLC	50,918	889,286
Synergy Health PLC (b)	4,201	138,088

		10,712,642

TOTAL COMMON STOCKS —
(Cost $70,186,160)		74,410,927

RIGHTS — 0.0% (e)
GERMANY — 0.0% (e)
RHOEN-KLINIKUM AG (expiring 10/8/15) (a)(b) (Cost $385)	3,412	76

SHORT TERM INVESTMENTS — 8.7%
UNITED STATES — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	6,462,640	6,462,640
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	32,337	32,337

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,494,977)		6,494,977

TOTAL INVESTMENTS — 108.0%
(Cost $76,681,522)		80,905,980
OTHER ASSETS & LIABILITIES — (8.0)%		(6,005,071)

NET ASSETS — 100.0%		$74,900,909

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.6%
Asciano, Ltd.	8,712	$51,391
Brambles, Ltd.	14,317	97,927
CIMIC Group, Ltd. (a)	2,425	40,020
GWA Group, Ltd. (a)	19,060	33,195
Seek, Ltd. (a)	5,332	44,933
Transurban Group	25,702	179,409

		446,875

AUSTRIA — 0.4%
Andritz AG	857	38,495
Zumtobel Group AG (a)	1,303	28,602

		67,097

CANADA — 5.3%
Bombardier, Inc. (Class B)	17,838	22,219
CAE, Inc.	7,618	80,345
Canadian National Railway Co.	6,529	369,037
Canadian Pacific Railway, Ltd. (a)	1,228	175,439
Cargojet, Inc.	1,955	29,499
K-Bro Linen, Inc.	1,434	50,806
Progressive Waste Solutions, Ltd. (a)	900	23,690
SNC-Lavalin Group, Inc. (a)	2,253	63,824
Toromont Industries, Ltd. (a)	3,316	80,309
Westjet Airlines, Ltd.	1,351	23,902

		919,070

DENMARK — 1.9%
AP Moeller — Maersk A/S (Class B)	75	115,251
FLSmidth & Co. A/S (a)	1,069	35,429
NKT Holding A/S	1,261	66,416
Vestas Wind Systems A/S	2,135	110,723

		327,819

FINLAND — 1.5%
Kone Oyj (Class B)	3,365	127,710
Metso Oyj	1,756	36,439
Valmet Oyj	2,118	20,474
Wartsila Oyj Abp	1,944	76,970

		261,593

FRANCE — 8.0%
Air France-KLM (a)(b)	4,279	29,757
Alstom SA (b)	2,356	72,598
Bouygues SA	2,159	76,469
Bureau Veritas SA	1,820	38,265
Compagnie de Saint-Gobain	4,053	175,130
Eiffage SA	954	58,889
Legrand SA	2,304	121,995
Safran SA	2,437	183,076
Schneider Electric SE	4,831	269,684
Vallourec SA (a)	1,719	15,189
Vinci SA	4,492	284,355
Zodiac Aerospace	2,321	53,099

		1,378,506

GERMANY — 7.5%
Brenntag AG	1,367	73,496
Deutsche Lufthansa AG (b)	4,134	57,336
Deutsche Post AG	8,158	225,610
GEA Group AG	2,856	108,504
Hochtief AG	744	61,896
MAN SE	925	94,125
OSRAM Licht AG	902	46,532
Pfeiffer Vacuum Technology AG	435	50,111
Siemens AG	6,567	585,993

		1,303,603

HONG KONG — 3.8%
Cathay Pacific Airways, Ltd. (a)	27,000	50,585
Cheung Kong Property Holdings, Ltd.	2,091	15,204
CK Hutchison Holdings, Ltd.	22,496	290,850
Fosun International, Ltd.	25,500	43,761
Hopewell Highway Infrastructure, Ltd.	128,000	63,752
Jardine Matheson Holdings, Ltd.	1,982	93,649
Jardine Strategic Holdings, Ltd.	1,302	34,946
MTR Corp., Ltd.	12,000	52,025
Noble Group, Ltd. (a)	65,051	18,986

		663,758

IRELAND — 1.2%
DCC PLC	1,302	98,393
Ryanair Holdings PLC ADR	1,312	102,730

		201,123

ISRAEL — 0.3%
Inrom Construction Industries, Ltd.	23,915	58,336

ITALY — 1.5%
Ansaldo STS SpA	5,122	54,201
Atlantia SpA	3,052	85,136
Autostrada Torino-Milano SpA	2,949	39,107
Finmeccanica SpA (b)	7,058	88,160

		266,604

JAPAN — 31.8%
Asahi Glass Co., Ltd. (a)	13,000	75,656
Central Japan Railway Co.	1,600	256,836
Dai Nippon Printing Co., Ltd. (a)	9,000	86,720
Daikin Industries, Ltd. (a)	2,400	133,782
East Japan Railway Co.	3,100	260,264
FANUC Corp.	1,500	229,387
Futaba Corp.	2,800	36,027
Hankyu Hanshin Holdings, Inc.	15,000	91,429
IHI Corp. (a)	21,000	53,655
ITOCHU Corp.	14,600	153,296
Japan Airport Terminal Co., Ltd.	1,000	42,834
JGC Corp.	3,000	39,665
JTEKT Corp.	2,900	40,292
Kajima Corp.	14,000	73,995
Kamigumi Co., Ltd.	8,000	65,194
Kawasaki Heavy Industries, Ltd.	23,000	78,930
Kawasaki Kisen Kaisha, Ltd.	19,000	41,565
Keikyu Corp.	6,000	47,593
Keisei Electric Railway Co., Ltd.	4,000	43,719
Kintetsu Group Holdings Co., Ltd.	15,000	53,730
Kitano Construction Corp.	21,000	55,058
Kokuyo Co., Ltd.	5,100	53,868
Komatsu, Ltd.	8,900	130,232
Kubota Corp.	11,000	150,215
LIXIL Group Corp. (a)	2,600	52,536
Makita Corp. (a)	1,300	68,710
Marubeni Corp.	14,700	71,656

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Minebea Co., Ltd.	4,000	$42,116
MISUMI Group, Inc.	4,900	50,283
Mitsubishi Corp.	13,300	216,938
Mitsubishi Electric Corp.	18,000	163,821
Mitsubishi Heavy Industries, Ltd.	32,000	142,252
Mitsui & Co., Ltd.	14,900	166,772
Mitsui OSK Lines, Ltd. (a)	12,000	28,656
NGK Insulators, Ltd.	3,000	57,037
Nidec Corp.	2,300	157,206
Nippon Air Conditioning Services Co., Ltd.	5,400	50,950
Nippon Express Co., Ltd.	13,000	61,763
Nippon Yusen K.K.	17,000	39,177
NSK, Ltd.	6,000	57,763
Obayashi Corp.	9,000	76,500
Odakyu Electric Railway Co., Ltd.	9,000	80,708
Park24 Co., Ltd.	1,900	35,631
Recruit Holdings Co., Ltd.	3,796	113,470
Secom Co., Ltd.	2,600	155,633
SMC Corp.	600	130,531
Sohgo Security Services Co., Ltd.	1,400	63,591
Sojitz Corp.	28,000	51,902
Sumitomo Corp. (a)	11,800	113,502
Sumitomo Electric Industries, Ltd.	2,363	30,059
Sumitomo Heavy Industries, Ltd.	13,000	51,125
Taisei Corp.	12,000	77,953
THK Co., Ltd.	2,300	36,373
Tobu Railway Co., Ltd.	14,000	59,967
Tokyu Corp.	18,000	131,507
Tomoe Corp.	21,600	61,861
Toppan Printing Co., Ltd.	10,000	80,240
Toshiba Corp. (a)(b)	36,000	90,297
TOTO, Ltd.	2,500	77,548
Toyota Tsusho Corp. (a)	2,300	48,260
West Japan Railway Co.	2,000	124,928
Yamato Holdings Co., Ltd.	5,000	95,353

		5,508,517

NETHERLANDS — 4.9%
Aalberts Industries NV	1,406	41,528
AerCap Holdings NV (b)	1,760	67,302
Airbus Group SE	4,818	284,555
Boskalis Westminster NV	1,275	55,619
CNH Industrial NV	8,281	53,844
Koninklijke Philips NV	9,583	225,119
Randstad Holding NV	1,982	117,722

		845,689

NEW ZEALAND — 0.2%
Metro Performance Glass, Ltd.	32,233	27,836

NORWAY — 0.3%
Orkla ASA	6,667	49,319

SINGAPORE — 1.4%
ComfortDelGro Corp., Ltd.	39,000	78,719
Keppel Corp., Ltd. (a)	20,900	99,657
Keppel Infrastructure Trust (a)	112,448	41,518
Neptune Orient Lines, Ltd. (a)(b)	38,750	26,298

		246,192

SOUTH KOREA — 3.5%
CJ Corp.	170	37,864
GS Global Corp.	9,307	50,803
Hyundai Development Co.-Engineering & Construction	790	36,324
Hyundai Engineering & Construction Co., Ltd.	1,138	32,835
Hyundai Glovis Co., Ltd.	224	42,332
Hyundai Heavy Industries Co., Ltd. (b)	454	36,962
KCC Corp.	77	26,829
Korea Aerospace Industries, Ltd.	687	39,355
LG Corp.	1,510	77,583
Samsung C&T Corp. (b)	793	98,013
Samsung Heavy Industries Co., Ltd.	1,904	19,758
SK Holdings Co., Ltd.	273	56,198
Young Poong Precision Corp.	6,558	52,008

		606,864

SPAIN — 2.5%
Abertis Infraestructuras SA (a)	4,454	70,251
ACS, Actividades de Construccion y Servicios SA	3,185	91,353
Aena SA (b)(c)	749	82,562
Ferrovial SA	3,575	85,159
International Consolidated Airlines Group SA (b)	10,894	97,030

		426,355

SWEDEN — 5.3%
Alfa Laval AB	4,044	66,009
Assa Abloy AB (Class B)	7,770	138,872
Atlas Copco AB (Class A)	4,991	119,671
Atlas Copco AB (Class B)	3,230	72,017
B&B Tools AB (Class B)	2,207	29,275
Sandvik AB	10,350	87,864
Securitas AB (Class B)	5,473	66,626
Skanska AB (Class B)	3,443	67,283
SKF AB (Class B)	3,326	60,952
Trelleborg AB (Class B)	5,310	83,825
Volvo AB (Class A)	5,925	56,445
Volvo AB (Class B)	8,249	78,782

		927,621

SWITZERLAND — 5.4%
ABB, Ltd. (b)	19,477	343,254
Adecco SA (b)	2,039	148,684
Geberit AG	516	157,213
Kuehne + Nagel International AG	797	102,123
Schindler Holding AG	427	61,181
SGS SA	73	127,009

		939,464

UNITED KINGDOM — 10.1%
Aggreko PLC	3,502	50,447
Ashtead Group PLC	5,275	74,310
Babcock International Group PLC	6,819	94,253
BAE Systems PLC	27,408	185,868
Balfour Beatty PLC	11,746	44,748
Bunzl PLC	2,772	74,320
Capita PLC	5,576	101,186
Cobham PLC	15,948	69,017

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

easyJet PLC	2,892	$77,844
Experian PLC	10,941	175,341
FirstGroup PLC (b)	23,134	34,236
G4S PLC	11,575	40,449
IMI PLC	2,868	41,206
Intertek Group PLC	1,346	49,565
Meggitt PLC	8,210	59,221
Melrose Industries PLC	13,094	52,402
Rentokil Initial PLC	44,709	99,620
Rolls-Royce Holdings PLC (b)	16,529	169,503
Smiths Group PLC	5,798	88,264
Weir Group PLC	1,949	34,541
Wolseley PLC	2,281	133,300

		1,749,641

TOTAL COMMON STOCKS —
(Cost $20,328,742)		17,221,882

SHORT TERM INVESTMENTS — 6.1%
UNITED STATES — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,026,410	1,026,410
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	21,793	21,793

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,048,203)		1,048,203

TOTAL INVESTMENTS — 105.5%
(Cost $21,376,945)		18,270,085
OTHER ASSETS & LIABILITIES — (5.5)%		(948,491)

NET ASSETS — 100.0%		$17,321,594

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 10.8%
Alumina, Ltd. (a)	11,486	$9,074
Amcor, Ltd.	5,110	47,260
Arrium, Ltd. (a)(b)	16,540	1,011
BHP Billiton, Ltd.	13,901	216,911
BlueScope Steel, Ltd. (a)	3,022	7,640
Boral, Ltd.	6,938	25,677
DuluxGroup, Ltd. (a)	1,570	5,899
Evolution Mining, Ltd.	1,346	1,186
Fortescue Metals Group, Ltd. (a)	8,553	10,932
Iluka Resources, Ltd. (a)	1,916	8,356
Incitec Pivot, Ltd.	8,449	23,140
Mineral Deposits, Ltd. (a)(b)	652	211
Newcrest Mining, Ltd. (b)	3,598	32,089
Northern Star Resources, Ltd. (a)	881	1,652
Orica, Ltd. (a)	2,209	23,331
Orora, Ltd.	4,030	6,537
OZ Minerals, Ltd.	2,402	5,583
Rio Tinto, Ltd.	2,038	69,556
Sims Metal Management, Ltd. (a)	1,690	11,464
South32, Ltd. (b)(c)	9,913	9,497
South32, Ltd. (b)(c)	13,901	13,325
St Barbara, Ltd. (b)	1,748	1,289

		531,620

AUSTRIA — 0.7%
RHI AG (a)	449	9,066
Voestalpine AG	810	27,758

		36,824

BELGIUM — 1.0%
Solvay SA	259	26,372
Tessenderlo Chemie NV (b)	120	3,512
Tessenderlo Chemie NV VVPR Strip (b)(d)	116	0
Umicore SA (a)	485	18,648

		48,532

CANADA — 10.3%
Agnico-Eagle Mines, Ltd.	1,134	28,614
Agrium, Inc. (a)	617	55,041
Alacer Gold Corp. (b)	827	1,857
Alamos Gold, Inc. (Class A)	1,268	4,672
AuRico Metals, Inc. (b)	556	274
B2Gold Corp. (a)(b)	3,366	3,540
Barrick Gold Corp.	4,928	31,207
Canam Group, Inc.	573	5,501
Canexus Corp. (a)	996	862
Canfor Corp. (b)	299	3,548
CCL Industries, Inc. (Class B)	150	20,959
Centerra Gold, Inc.	721	4,055
China Gold International Resources Corp., Ltd. (b)	700	992
Detour Gold Corp. (b)	611	6,485
Eldorado Gold Corp.	4,178	13,338
First Majestic Silver Corp. (b)	673	2,143
First Quantum Minerals, Ltd. (a)	2,843	10,369
Franco-Nevada Corp.	748	32,811
Goldcorp, Inc. (a)	4,035	50,351
Guyana Goldfields, Inc. (b)	500	1,335
HudBay Minerals, Inc.	1,038	3,817
IAMGOLD Corp. (b)	1,739	2,828
Interfor Corp. (b)	529	3,717
Intertape Polymer Group, Inc.	575	6,120
Ivanhoe Mines, Ltd. (Class A) (b)	1,493	724
Kinross Gold Corp. (b)	5,582	9,659
Labrador Iron Ore Royalty Corp. (a)	287	3,061
Lundin Mining Corp. (b)	2,308	6,490
Methanex Corp. (a)	374	12,336
New Gold, Inc. (b)	1,547	3,473
Novagold Resources, Inc. (b)	300	1,081
Osisko Gold Royalties, Ltd.	198	2,082
Pan American Silver Corp. (a)	1,022	6,464
Potash Corp. of Saskatchewan, Inc.	4,303	88,037
Richmont Mines, Inc. (b)	343	954
SEMAFO, Inc. (b)	2,061	4,443
Sherritt International Corp. (a)	2,432	1,360
Silver Wheaton Corp.	1,711	20,470
Tahoe Resources, Inc.	500	3,845
Tanzanian Royalty Exploration Corp. (a)(b)	827	247
Teck Resources, Ltd. (Class B) (a)	2,107	10,011
Thompson Creek Metals Co., Inc. (a)(b)	654	302
Torex Gold Resources, Inc. (b)	1,300	1,212
Turquoise Hill Resources, Ltd. (b)	5,035	12,806
West Fraser Timber Co., Ltd.	250	7,906
Winpak, Ltd. (a)	332	9,980
Yamana Gold, Inc. (a)	4,197	7,044

		508,423

CHINA — 0.0% (e)
G-Resources Group, Ltd.	66,000	1,712

DENMARK — 1.4%
Chr Hansen Holding A/S	446	24,892
Novozymes A/S (Class B)	1,027	44,702

		69,594

FINLAND — 1.6%
Stora Enso Oyj	4,240	31,971
UPM-Kymmene Oyj	3,262	48,792

		80,763

FRANCE — 4.1%
Air Liquide SA	1,506	177,605
Arkema SA	350	22,589
Eramet (a)(b)	21	773

		200,967

GERMANY — 12.7%
BASF SE	4,054	309,167
Evonik Industries AG	251	8,382
Fuchs Petrolub SE Preference Shares	196	8,644
HeidelbergCement AG	637	43,559
K+S AG	976	32,602
Lanxess AG	363	16,943
Linde AG	822	133,000
Salzgitter AG (a)	373	9,239
Symrise AG	449	26,959
ThyssenKrupp AG	1,862	32,590
Wacker Chemie AG (a)	68	5,155

		626,240

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

HONG KONG — 0.2%
CST Mining Group, Ltd. (b)	96,000	$991
Fosun International, Ltd. (a)	4,724	8,107
Honbridge Holdings, Ltd. (b)	8,000	1,094
KuangChi Science, Ltd. (b)	4,000	821
L’sea Resources International Holdings, Ltd. (b)	10,000	606

		11,619

IRELAND — 3.0%
CRH PLC	4,050	106,239
James Hardie Industries PLC (a)	1,875	22,437
Smurfit Kappa Group PLC	809	21,673

		150,349

ISRAEL — 0.5%
Frutarom Industries, Ltd.	319	12,053
Israel Chemicals, Ltd.	1,975	10,155

		22,208

ITALY — 0.3%
Buzzi Unicem SpA	552	9,206
Italcementi SpA	446	4,936

		14,142

JAPAN — 19.9%
Air Water, Inc.	1,000	14,954
Asahi Kasei Corp.	5,833	40,911
Daicel Corp.	1,700	20,752
Denki Kagaku Kogyo Kabushiki Kaisha	6,855	26,901
DIC Corp.	3,000	6,688
Fuji Seal International, Inc. (a)	300	8,617
Hitachi Metals, Ltd.	1,000	11,548
JFE Holdings, Inc. (a)	3,256	42,479
JSR Corp. (a)	1,973	28,302
Kaneka Corp.	2,000	14,662
Kansai Paint Co., Ltd.	1,000	13,543
Kobe Steel, Ltd. (a)	21,641	23,310
Kuraray Co., Ltd. (a)	1,500	18,611
Maruichi Steel Tube, Ltd. (a)	300	6,763
Mitsubishi Chemical Holdings Corp.	8,102	42,030
Mitsubishi Gas Chemical Co., Inc.	2,000	9,185
Mitsubishi Materials Corp.	5,866	17,731
Mitsui Chemicals, Inc. (a)	6,876	21,874
Mitsui Mining & Smelting Co., Ltd. (a)	2,809	5,019
Nihon Nohyaku Co., Ltd.	800	5,364
Nippon Kayaku Co., Ltd.	1,000	10,370
Nippon Paint Holdings Co., Ltd.	900	15,638
Nippon Paper Industries Co., Ltd. (a)	400	6,089
Nippon Shokubai Co., Ltd.	200	13,527
Nippon Steel & Sumitomo Metal Corp. (a)	5,051	91,448
Nissan Chemical Industries, Ltd. (a)	400	8,747
Nitto Denko Corp.	876	52,115
OJI Paper Co., Ltd. (a)	6,000	25,650
Pack Corp.	300	6,603
Rengo Co., Ltd. (a)	2,000	7,715
Shin-Etsu Chemical Co., Ltd.	2,067	105,538
Showa Denko KK (a)	4,000	4,375
Sumitomo Chemical Co., Ltd.	8,838	44,424
Sumitomo Metal Mining Co., Ltd. (a)	2,927	33,042
T&K Toka Co., Ltd. (a)	300	5,080
Taiheiyo Cement Corp.	9,744	29,127
Teijin, Ltd.	3,805	11,501
Tomoku Co., Ltd.	3,000	6,162
Toray Industries, Inc. (a)	8,838	76,045
Tosoh Corp. (a)	3,000	14,353
Toyo Seikan Group Holdings, Ltd. (a)	600	9,489
Ube Industries, Ltd. (a)	11,866	20,608
Zeon Corp.	1,000	7,857

		984,747

LUXEMBOURG — 0.6%
APERAM SA (a)(b)	306	8,222
ArcelorMittal (a)	4,278	22,248

		30,470

NETHERLANDS — 2.3%
Akzo Nobel NV	1,102	71,334
Constellium NV (Class A) (a)(b)	213	1,291
Koninklijke DSM NV	849	39,040

		111,665

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,000	8,700
Steel & Tube Holdings, Ltd.	1,852	3,163

		11,863

NORWAY — 1.3%
Norsk Hydro ASA	5,907	19,639
Yara International ASA	1,105	43,980

		63,619

PORTUGAL — 0.5%
Portucel SA	6,453	22,330

SOUTH KOREA — 5.0%
Aekyung Petrochemical Co., Ltd.	150	7,580
Dongkuk Industries Co., Ltd.	938	2,714
Hanwha Chemical Corp.	377	6,854
Hanwha Corp.	265	8,686
Hyosung Corp.	116	11,010
Hyundai BNG Steel Co., Ltd.	110	979
Hyundai Steel Co.	263	11,427
Jenax, Inc. (b)	90	991
KISCO Corp.	20	967
Kolon Corp.	10	567
Kolon Industries, Inc.	24	1,268
Korea Petrochemical Industries	10	1,400
Korea Zinc Co., Ltd.	79	31,025
Kukdo Chemical Co., Ltd.	163	9,503
LG Chem, Ltd.	234	56,363
Lotte Chemical Corp.	72	16,401
OCI Co., Ltd.	88	6,118
Poongsan Holdings Corp.	70	2,401
POSCO ADR	1,368	47,907
Sinjin SM Co., Ltd.	69	1,473
SK Chemicals Co., Ltd.	34	2,108
Taekwang Industrial Co., Ltd.	6	6,059
Tongyang, Inc. (b)	710	1,815
Wonik Materials Co., Ltd. (b)	197	10,554
Young Poong Corp.	2	2,280

		248,450

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SWEDEN — 0.8%
Boliden AB	1,252	$19,525
Hexpol AB	1,140	12,709
SSAB AB, (Series A) (a)(b)	2,221	7,590

		39,824

SWITZERLAND — 7.2%
Clariant AG (b)	1,263	21,212
EMS-Chemie Holding AG	37	15,175
Givaudan SA (b)	40	64,886
LafargeHolcim, Ltd. (b)(c)	1,057	55,225
LafargeHolcim, Ltd. (b)(c)	916	47,668
Sika AG	4	12,318
Syngenta AG	411	131,279
Youlchon Chemical Co., Ltd.	719	7,552

		355,315

UNITED KINGDOM — 14.3%
Alent PLC	1,157	8,517
Anglo American PLC	6,365	53,114
Antofagasta PLC	1,760	13,322
BHP Billiton PLC	9,600	146,143
Croda International PLC	599	24,580
DS Smith PLC	3,970	23,687
Elementis PLC	1,585	5,359
Essentra PLC	1,051	12,513
Fresnillo PLC	635	5,689
Glencore PLC (b)	46,652	64,695
Johnson Matthey PLC	1,160	43,014
Lonmin PLC (a)(b)	1,839	453
Mondi PLC	1,496	31,340
Randgold Resources, Ltd.	608	35,568
Rexam PLC	2,992	23,726
Rio Tinto PLC	5,620	188,135
RPC Group PLC	969	9,298
Vedanta Resources PLC (a)	699	4,502
Victrex PLC	378	10,146

		703,801

TOTAL COMMON STOCKS —
(Cost $9,429,725)		4,875,077

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
Fosun International, Ltd. (expiring 10/19/15) (b)(d) (Cost $0)	840	0

SHORT TERM INVESTMENTS — 13.0%
UNITED STATES — 13.0%
MONEY MARKET FUNDS — 13.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	620,519	620,519
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	22,679	22,679

TOTAL SHORT TERM INVESTMENTS —
(Cost $643,198)		643,198

TOTAL INVESTMENTS — 111.7%
(Cost $10,072,923)		5,518,275
OTHER ASSETS & LIABILITIES — (11.7)%		(578,669)

NET ASSETS — 100.0%		$4,939,606

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 0.9%
carsales.com, Ltd. (a)	3,036	$20,830
Computershare, Ltd.	6,512	48,429
iProperty Group, Ltd. (a)(b)	2,525	5,213
Iress, Ltd. (a)	3,289	22,104

		96,576

AUSTRIA — 0.2%
ams AG	562	20,879

BELGIUM — 0.2%
Barco NV	301	19,400

CANADA — 3.8%
Avigilon Corp. (a)(b)	274	2,330
Blackberry, Ltd. (a)(b)	5,472	33,427
Canadian Solar, Inc. (a)(b)	341	5,667
Celestica, Inc. (b)	2,902	37,187
CGI Group, Inc. (Class A) (b)	3,021	108,947
Constellation Software, Inc.	221	92,203
DH Corp.	1,408	41,136
Mitel Networks Corp. (a)(b)	504	3,251
Open Text Corp.	1,264	56,341
Redknee Solutions, Inc. (a)(b)	781	2,243
Sandvine Corp. (a)(b)	1,900	3,288

		386,020

DENMARK — 0.4%
SimCorp A/S	711	35,745

FINLAND — 2.7%
Nokia Oyj	34,836	237,397
Tieto Oyj	1,325	33,397

		270,794

FRANCE — 5.5%
Alcatel-Lucent (b)	28,862	105,672
Atos SE	729	55,774
Cap Gemini SA	1,707	151,711
Criteo SA ADR (b)	444	16,668
Dassault Systemes	1,320	97,248
Ingenico Group	568	68,348
Neopost SA	512	13,305
SOITEC (a)(b)	2,851	1,623
Sopra Steria Group	90	9,964
UbiSoft Entertainment (b)	1,980	40,026

		560,339

GERMANY — 9.0%
Aixtron SE (a)(b)	1,545	9,342
Infineon Technologies AG	11,778	132,195
RIB Software AG	132	2,071
Rocket Internet SE (b)(c)	285	9,148
SAP SE	9,265	599,322
Software AG	689	20,066
United Internet AG	1,423	71,900
Wincor Nixdorf AG	528	20,687
Wirecard AG	1,104	52,627

		917,358

HONG KONG — 1.0%
ASM Pacific Technology, Ltd. (a)	4,049	26,410
China Innovationpay Group, Ltd. (a)(b)	84,000	5,419
Landing International Development, Ltd. (b)	136,651	3,791
Nan Hai Corp., Ltd. (b)	200,000	3,123
PAX Global Technology, Ltd.	10,000	10,374
Peace Map Holding, Ltd. (b)	120,000	4,181
Sinocom Software Group, Ltd. (b)	140,000	2,854
United Photovoltaics Group, Ltd. (b)	88,000	8,402
VTech Holdings, Ltd. (a)	2,271	26,915
World Wide Touch Technology Holdings, Ltd. (b)	44,000	9,027
Yunbo Digital Synergy Group, Ltd. (b)	6,000	2,013

		102,509

IRELAND — 0.2%
FleetMatics Group PLC (a)(b)	287	14,089
King Digital Entertainment PLC (a)	542	7,339

		21,428

ISRAEL — 2.1%
Check Point Software Technologies, Ltd. (a)(b)	1,428	113,283
CyberArk Software, Ltd. (b)	186	9,326
EZchip Semiconductor, Ltd. (b)	202	5,082
Ituran Location and Control, Ltd.	1,002	20,600
NICE Systems, Ltd.	812	44,294
Stratasys, Ltd. (a)(b)	368	9,748
Tower Semiconductor, Ltd. (b)	533	6,804
Wix.com, Ltd. (b)	177	3,083

		212,220

JAPAN — 32.1%
Advantest Corp. (a)	2,478	17,711
Alps Electric Co., Ltd. (a)	2,347	65,747
Anritsu Corp. (a)	1,800	10,896
Azbil Corp. (a)	1,286	32,428
Brother Industries, Ltd. (a)	3,248	38,890
Canon, Inc.	10,319	297,598
Citizen Holdings Co., Ltd. (a)	4,155	28,587
COLOPL, Inc. (a)	300	4,799
COOKPAD, Inc.	400	8,393
DeNA Co., Ltd. (a)	1,300	24,086
Dip Corp.	300	4,915
FUJIFILM Holdings Corp.	4,825	179,520
Fujitsu, Ltd.	20,688	89,565
GMO Internet, Inc.	500	6,446
GungHo Online Entertainment, Inc. (a)	3,800	11,232
Hamamatsu Photonics K.K. (a)	1,800	40,579
Hirose Electric Co., Ltd. (a)	400	43,318
Hitachi High-Technologies Corp.	1,177	25,326
Hitachi, Ltd.	46,325	232,428
Horiba, Ltd. (a)	886	32,180
Ibiden Co., Ltd. (a)	1,970	25,710
Infomart Corp.	500	5,636
IT Holdings Corp. (a)	1,779	40,151
Japan Digital Laboratory Co., Ltd.	1,483	20,394
Japan Display, Inc. (a)(b)	3,450	9,881
Kakaku.com, Inc. (a)	1,700	27,452
Keyence Corp.	392	174,128
Konami Corp.	1,385	29,871

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Konica Minolta Holdings, Inc. (a)	5,506	$57,651
Kyocera Corp.	3,583	163,346
Mitsumi Electric Co., Ltd. (a)	1,779	9,804
Murata Manufacturing Co., Ltd.	1,969	252,691
NEC Corp.	26,578	81,444
Nexon Co., Ltd.	1,800	23,822
Nintendo Co., Ltd. (a)	1,083	181,397
Nippon Electric Glass Co., Ltd. (a)	4,933	23,725
Nomura Research Institute, Ltd.	1,509	57,643
NTT Data Corp.	1,692	84,907
Obic Co., Ltd.	1,090	49,601
Oki Electric Industry Co., Ltd. (a)	10,776	16,736
Omron Corp.	2,461	73,667
Otsuka Corp. (a)	800	38,876
Renesas Electronics Corp. (a)(b)	1,900	10,010
Ricoh Co., Ltd. (a)	6,801	68,399
Rohm Co., Ltd.	1,180	52,120
SCREEN Holdings Co., Ltd. (a)	4,937	23,991
SCSK Corp. (a)	1,000	37,365
Seiko Epson Corp.	3,100	43,666
Shimadzu Corp.	2,000	28,639
Sumco Corp.	1,878	16,716
Taiyo Yuden Co., Ltd. (a)	1,784	23,148
TDK Corp. (a)	1,478	83,054
Tokyo Electron, Ltd. (a)	1,770	82,969
Trend Micro, Inc. (a)	1,181	41,564
Wacom Co., Ltd. (a)	2,200	8,082
Yahoo! Japan Corp. (a)	13,919	52,763
Yaskawa Electric Corp. (a)	3,312	33,517
Yokogawa Electric Corp. (a)	3,035	31,601

		3,280,781

NETHERLANDS — 7.3%
ASM International NV	877	28,321
ASML Holding NV	4,218	368,004
Cimpress NV (a)(b)	462	35,163
Gemalto NV	939	60,803
Mobileye NV (a)(b)	1,204	54,758
NXP Semiconductor NV (a)(b)	2,327	202,612

		749,661

NEW ZEALAND — 0.1%
Xero, Ltd. (a)(b)	664	6,371

NORWAY — 0.2%
Nordic Semiconductor ASA (a)(b)	1,491	7,298
Opera Software ASA (a)	1,452	7,813
REC Silicon ASA (a)(b)	17,188	3,006

		18,117

SINGAPORE — 1.4%
Flextronics International, Ltd. (a)(b)	8,902	93,827
IGG, Inc.	9,000	3,426
Technovator International, Ltd. (b)	8,000	5,099
Venture Corp., Ltd.	6,925	40,375

		142,727

SOUTH KOREA — 18.8%
Actoz Soft Co., Ltd. (b)	96	3,199
AfreecaTV Co., Ltd.	225	5,809
Bluecom Co., Ltd.	272	3,155
Com2uSCorp (b)	97	9,518
Daou Technology, Inc.	330	8,130
Daum Kakao Corp.	249	26,448
Dongbu HiTek Co., Ltd. (b)	360	4,282
Dongwon Systems Corp.	58	4,394
DuzonBIzon Co., Ltd.	370	6,524
Eo Technics Co., Ltd.	96	8,901
Gamevil, Inc. (b)	62	3,604
GemVax & Kael Co., Ltd. (b)	300	8,555
Joymax Co., Ltd. (b)	177	2,852
KCP Co., Ltd. (b)	272	8,169
KH Vatec Co., Ltd.	276	3,574
LG Display Co., Ltd. ADR	4,834	45,923
LG Innotek Co., Ltd.	207	15,368
Lumens Co., Ltd.	969	3,058
NAVER Corp.	289	125,080
NCSoft Corp.	175	27,904
Neowiz Games Corp. (b)	220	3,443
Nexon GT Co., Ltd. (b)	286	2,811
NHN Entertainment Corp. (b)	279	15,182
Partron Co., Ltd.	870	6,900
Sam Young Electronics Co., Ltd.	1,489	16,833
Samsung Electro-Mechanics Co., Ltd.	616	33,417
Samsung Electronics Co., Ltd. GDR	2,541	1,200,623
Samsung SDI Co., Ltd.	470	43,023
Samsung SDS Co., Ltd.	322	78,238
Seoul Semiconductor Co., Ltd. (b)	581	6,960
SK Communications Co., Ltd. (b)	816	5,893
SK Hynix, Inc.	5,448	154,206
SundayToz Corp. (b)	294	3,696
Texcell-NetCom Co., Ltd. (b)	1,734	2,721
Tovis Co., Ltd.	290	2,420
UniTest, Inc.	524	4,620
Webzen, Inc. (b)	225	6,065
WeMade Entertainment Co., Ltd. (b)	115	4,570
Wonik IPS Co., Ltd. (b)	727	5,606

		1,921,674

SPAIN — 1.9%
Amadeus IT Holding SA	4,059	173,192
Indra Sistemas SA (a)(b)	1,626	16,829

		190,021

SWEDEN — 4.1%
Fingerprint Cards AB (Class B) (a)(b)	500	18,421
Hexagon AB, (Class B)	2,757	83,923
NetEnt AB (b)	338	18,760
Telefonaktiebolaget LM Ericsson (Class B)	30,539	299,307

		420,411

SWITZERLAND — 1.1%
Logitech International SA (a)	2,115	27,490
Myriad Group AG (a)(b)	1,050	3,417
STMicroelectronics NV (a)	7,558	51,379
Temenos Group AG (b)	844	34,551

		116,837

UNITED KINGDOM — 6.1%
ARM Holdings PLC	14,322	205,553
Auto Trader Group PLC (b)(c)	3,961	20,346
Aveva Group PLC	1,040	32,074

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Dialog Semiconductor PLC (b)	929	$37,093
Fidessa Group PLC	319	8,669
Imagination Technologies Group PLC (b)	3,019	10,049
Just Eat PLC (b)	4,410	27,415
Micro Focus International PLC	734	13,375
Moneysupermarket.com Group PLC	4,428	22,671
Pace PLC	2,184	11,926
Playtech PLC	981	12,311
Sage Group PLC	14,551	110,073
Spectris PLC	1,756	44,979
Spirent Communications PLC	10,510	12,020
Telecity Group PLC	2,559	42,173
Xaar PLC	724	6,136
Zoopla Property Group PLC (c)	2,852	9,025

		625,888

UNITED STATES — 0.1%
Globant SA (a)(b)	186	5,690

TOTAL COMMON STOCKS —
(Cost $11,260,115)		10,121,446

SHORT TERM INVESTMENTS — 13.4%
UNITED STATES — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,359,852	1,359,852
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	11,633	11,633

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,371,485)		1,371,485

TOTAL INVESTMENTS — 112.6%
(Cost $12,631,600)		11,492,931
OTHER ASSETS & LIABILITIES — (12.6)%		(1,286,439)

NET ASSETS — 100.0%		$10,206,492

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.4%
M2 Group, Ltd.	18,687	$124,537
Telstra Corp., Ltd.	317,164	1,249,507
TPG Telecom, Ltd.	27,490	209,651
Vocus Communications, Ltd.	1,692	6,986

		1,590,681

BELGIUM — 1.1%
Mobistar SA (a)	351	7,546
Proximus	10,926	376,373

		383,919

CANADA — 5.6%
BCE, Inc. (b)	15,348	628,654
BCE, Inc. (b)(c)	2,935	119,572
Rogers Communications, Inc. (Class B)	23,169	798,867
TELUS Corp.	15,471	487,955

		2,035,048

DENMARK — 0.9%
TDC A/S	63,361	325,847

FINLAND — 1.1%
Elisa Oyj	11,262	379,902

FRANCE — 5.5%
Iliad SA	1,959	394,705
Orange SA	105,842	1,597,335

		1,992,040

GERMANY — 9.3%
Deutsche Telekom AG	141,169	2,503,156
Drillisch AG	4,083	216,534
Freenet AG	10,511	346,531
Telefonica Deutschland Holding AG	50,992	310,839

		3,377,060

HONG KONG — 2.0%
Alibaba Health Information Technology, Ltd. (a)(c)	135,949	86,656
HKBN, Ltd. (a)	31,587	36,437
HKT Trust/HKT, Ltd.	301,662	358,489
PCCW, Ltd.	473,941	242,778

		724,360

ISRAEL — 0.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	154,215	294,686
Cellcom Israel, Ltd. (a)	2,637	16,528
Partner Communications Co., Ltd. (a)	4,903	19,425

		330,639

ITALY — 3.8%
Infrastrutture Wireless Italiane SpA (a)(d)	3,034	14,834
Telecom Italia SpA (a)(b)	861,197	1,059,365
Telecom Italia SpA (b)	285,090	291,818

		1,366,017

JAPAN — 18.2%
KDDI Corp.	82,285	1,832,373
Nippon Telegraph & Telephone Corp.	42,600	1,486,100
NTT DoCoMo, Inc. (c)	78,937	1,313,584
SoftBank Group Corp.	43,285	1,979,476

		6,611,533

LUXEMBOURG — 0.8%
Millicom International Cellular SA SDR	4,881	304,370

NETHERLANDS — 2.4%
Koninklijke KPN NV	237,247	885,581

NEW ZEALAND — 0.8%
Chorus, Ltd. (a)	39,511	67,485
Spark New Zealand, Ltd.	120,335	229,395

		296,880

NORWAY — 2.6%
Telenor ASA	50,292	936,858

PORTUGAL — 0.0% (e)
Pharol SGPS SA (a)	19,899	5,931

SINGAPORE — 4.3%
Singapore Telecommunications, Ltd.	563,462	1,426,586
StarHub, Ltd. (c)	61,199	148,920

		1,575,506

SOUTH KOREA — 3.0%
KT Corp. ADR (a)(c)	19,614	256,355
LG Uplus Corp.	19,774	201,861
SK Telecom Co., Ltd. ADR	26,273	641,061

		1,099,277

SPAIN — 7.1%
Cellnex Telecom SAU (a)(d)	7,853	133,242
Euskaltel SA (a)(d)	3,537	40,666
Telefonica SA	198,064	2,394,392

		2,568,300

SWEDEN — 3.1%
Com Hem Holding AB	4,213	35,137
Tele2 AB	23,140	224,722
TeliaSonera AB	162,968	875,168

		1,135,027

SWITZERLAND — 2.6%
Sunrise Communications Group AG (a)(d)	1,121	64,132
Swisscom AG	1,771	881,241

		945,373

UNITED KINGDOM — 19.7%
BT Group PLC	373,668	2,374,993
Cable & Wireless Communications PLC	337,977	283,621
Inmarsat PLC	33,506	498,396
TalkTalk Telecom Group PLC (c)	41,799	199,126
Vodafone Group PLC	1,199,772	3,788,275

		7,144,411

TOTAL COMMON STOCKS —
(Cost $38,569,321)		36,014,560

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,591,584	1,591,584

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	30,521	$30,521

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,622,105)		1,622,105

TOTAL INVESTMENTS — 103.7%
(Cost $40,191,426)		37,636,665
OTHER ASSETS & LIABILITIES — (3.7)%		(1,336,758)

NET ASSETS — 100.0%		$36,299,907

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 3.9%
AGL Energy, Ltd.	32,879	$368,736
APA Group	54,390	326,571
AusNet Services (a)	85,983	82,421
DUET Group (a)	98,098	148,801
Energy Developments, Ltd.	2,714	15,171
Energy World Corp., Ltd. (a)(b)	38,989	5,476
ERM Power, Ltd.	8,052	12,666
Infigen Energy (b)	42,894	8,133
Spark Infrastructure Group (a)	68,368	89,781

		1,057,756

AUSTRIA — 0.4%
EVN AG	1,457	16,026
Verbund AG (a)	6,154	81,540

		97,566

BELGIUM — 0.3%
Elia System Operator SA/NV	1,451	70,456

CANADA — 5.0%
Algonquin Power & Utilities Corp. (a)	9,487	66,799
Atco, Ltd. (Class I)	3,618	105,785
Atlantic Power Corp. (a)	5,943	11,082
Boralex, Inc. (Class A) (a)	1,448	13,770
Canadian Utilities, Ltd. (Class A)	5,657	152,364
Capital Power Corp. (a)	4,775	67,242
Capstone Infrastructure Corp. (a)	4,926	11,353
Emera, Inc.	7,156	236,292
Fortis, Inc.	13,638	388,277
Innergex Renewable Energy, Inc. (a)	4,263	33,228
Just Energy Group, Inc. (a)	5,585	34,242
Northland Power, Inc. (a)	5,419	70,289
Superior Plus Corp. (a)	6,391	52,388
TransAlta Corp. (a)	13,929	64,414
TransAlta Renewables, Inc.	2,357	18,073
Valener, Inc. (a)	2,022	25,111

		1,350,709

CHINA — 1.0%
China Everbright Water, Ltd. (a)(b)	27,600	11,744
ENN Energy Holdings, Ltd. (a)	37,000	177,360
HK Electric Investments & HK Electric Investments, Ltd. (a)(c)	115,027	81,928

		271,032

FINLAND — 1.2%
Fortum Oyj	21,253	313,864

FRANCE — 9.4%
Albioma SA	1,231	20,460
EDF SA	14,517	255,465
Engie	79,126	1,275,404
Rubis SCA (a)	1,990	147,630
Suez Environnement Co.	17,563	314,263
Theolia SA (b)	10,048	5,945
Veolia Environnement SA	23,643	539,178

		2,558,345

GERMANY — 4.1%
E.ON SE	97,917	839,095
RWE AG	24,324	275,589
RWE AG Preference Share	850	7,588

		1,122,272

HONG KONG — 8.7%
Canvest Environment Protection Group Co., Ltd. (a)(b)	30,000	12,852
Cheung Kong Infrastructure Holdings, Ltd. (a)	29,000	259,127
China Ruifeng Renewable Energy Holdings, Ltd. (b)	80,000	8,981
China Water Industry Group, Ltd. (a)(b)	57,045	10,820
CLP Holdings, Ltd.	97,000	827,937
Hong Kong & China Gas Co., Ltd. (a)	327,845	614,229
Kong Sun Holdings, Ltd. (b)	143,787	12,245
Power Assets Holdings, Ltd.	63,500	598,944
Towngas China Co., Ltd. (a)	46,000	28,253

		2,373,388

ISRAEL — 0.0% (d)
Tower Semiconductor, Ltd. (b)	1	1

ITALY — 10.5%
A2A SpA	75,725	93,826
ACEA SpA	2,414	32,551
Ascopiave SpA	4,064	9,345
Edison SpA (b)	5,830	4,825
Enel Green Power SpA (a)	78,729	148,607
Enel SpA	345,375	1,537,473
Falck Renewables SpA	7,137	8,843
Hera SpA	35,259	91,389
Iren SpA	27,498	44,783
Snam SpA	104,396	535,348
Terna Rete Elettrica Nazionale SpA	68,366	331,659

		2,838,649

JAPAN — 14.3%
Chubu Electric Power Co., Inc. (a)	35,188	517,397
Chugoku Electric Power Co., Inc. (a)	16,087	221,227
Electric Power Development Co., Ltd.	8,900	270,868
Hiroshima Gas Co., Ltd.	2,200	7,587
Hokkaido Electric Power Co., Inc. (a)(b)	10,100	97,741
Hokkaido Gas Co., Ltd.	3,000	6,939
Hokuriku Electric Power Co.	10,194	136,697
K&O Energy Group, Inc.	797	9,656
Kansai Electric Power Co., Inc. (b)	39,398	436,531
Kyushu Electric Power Co., Inc. (a)(b)	23,092	250,847
Okinawa Electric Power Co., Inc.	1,500	33,653
Osaka Gas Co., Ltd.	101,958	385,647
Saibu Gas Co., Ltd. (a)	16,000	36,471
Shikoku Electric Power Co., Inc. (a)	10,100	164,025
Shizuoka Gas Co., Ltd.	3,500	22,648
Toho Gas Co., Ltd. (a)	26,000	152,833
Tohoku Electric Power Co., Inc.	24,572	331,757
Tokyo Electric Power Co., Inc. (b)	39,199	260,858
Tokyo Gas Co., Ltd.	109,958	530,487

		3,873,869

NEW ZEALAND — 1.4%
Contact Energy, Ltd.	36,812	116,566
Genesis Energy, Ltd.	25,503	29,855
Infratil, Ltd.	27,471	53,774
Meridian Energy, Ltd.	59,397	79,792

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

Mighty River Power, Ltd.	34,372	$55,299
TrustPower, Ltd.	2,850	13,528
Vector, Ltd.	13,285	26,770

		375,584

NORWAY — 0.0% (d)
Scatec Solar ASA (c)	2,786	13,032

PORTUGAL — 1.8%
EDP — Energias de Portugal SA	126,852	463,168
REN — Redes Energeticas Nacionais SGPS SA	4,873	14,578

		477,746

SINGAPORE — 0.3%
Hyflux, Ltd. (a)	33,600	16,305
Kenon Holdings, Ltd. (b)	953	12,507
Keppel Infrastructure Trust (a)	126,638	46,758

		75,570

SOUTH KOREA — 2.2%
Busan City Gas Co., Ltd.	58	1,781
E1 Corp.	123	7,212
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	683	3,826
Kg Eco Technology Service Co., Ltd.	1,156	3,755
Korea District Heating Corp.	174	9,747
Korea Electric Power Corp. ADR (a)	25,108	514,463
Korea Gas Corp.	1,323	44,368
KyungDong City Gas Co., Ltd.	125	11,390
Samchully Co., Ltd.	120	11,339

		607,881

SPAIN — 13.0%
Acciona SA	1,347	95,177
EDP Renovaveis SA (a)	10,306	67,471
Enagas SA	11,069	316,555
Endesa SA	15,506	326,093
Gas Natural SDG SA	17,592	342,274
Iberdrola SA	290,393	1,927,727
Red Electrica Corp. SA	5,288	437,628
Saeta Yield SA	2,958	27,241

		3,540,166

SWITZERLAND — 0.2%
Alpiq Holding AG (a)(b)	254	24,825
BKW AG	565	21,511

		46,336

UNITED KINGDOM — 21.9%
Abengoa Yield PLC (a)	1,800	29,790
Centrica PLC	249,346	865,681
Drax Group PLC	20,464	75,635
Infinis Energy PLC	4,990	10,166
National Grid PLC	192,066	2,673,374
Pennon Group PLC	20,288	238,782
Renewables Infrastructure Group, Ltd.	31,025	47,817
Severn Trent PLC	11,639	385,043
SSE PLC	48,338	1,095,371
Telecom Plus PLC	3,340	56,512
United Utilities Group PLC	33,322	466,890

		5,945,061

TOTAL COMMON STOCKS —
(Cost $32,872,760)		27,009,283

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Theolia SA (expiring 6/9/16) (b) (Cost $0)	12,075	472

SHORT TERM INVESTMENT — 9.0%
UNITED STATES — 9.0%
MONEY MARKET FUND — 9.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f) (Cost $2,439,082)	2,439,082	2,439,082

TOTAL INVESTMENTS — 108.6%
(Cost $35,311,842)		29,448,837
OTHER ASSETS & LIABILITIES — (8.6)%		(2,334,613)

NET ASSETS — 100.0%		$27,114,224

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2015

					SPDR S&P International	SPDR MSCI International
					Dividend	Real Estate
	SPDR STOXX	SPDR EURO	SPDR EURO	SPDR EURO STOXX 50 Currency	Currency	Currency	SPDR S&P Emerging
	Europe	STOXX	STOXX	Hedged	Hedged	Hedged	Asia Pacific	SPDR S&P Russia	SPDR S&P
	50 ETF	50 ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	China ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$246,380,136	$4,041,117,474	$11,712,635	$—	$—	$4,041,479	$426,572,549	$22,528,768	$814,236,497
Investments in securities of affiliated issuers, at value (Notes 2 and 3)	251,986	30,257,425	1,463	6,801,391	3,895,371	2,435	24,701,943	46,732	100,169,181

Total Investments	246,632,122	4,071,374,899	11,714,098	6,801,391	3,895,371	4,043,914	451,274,492	22,575,500	914,405,678
Cash	—	—	—	—	—	—	—	511,745	—
Due from broker	—	—	—	17,544	—	—	—	—	—
Foreign currency, at value	611,175	2,675,165	409	16,981	—	—	1,049,824	15,353	1,650,927
Receivable for investments sold	—	—	4,052	—	—	—	273,517	—	—
Receivable for foreign taxes recoverable	573,720	956,995	5,560	—	—	157	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	33,758	51,932	35,186	—	—	—
Dividends and interest receivable — unaffiliated issuers	453,150	2,705,066	2,661	—	—	3,502	1,490,748	36,877	3,498,862
Dividends receivable — affiliated issuers	38	345	1	9	2	—	261	5	122
Receivable from broker — variation margin on open futures contracts	—	—	—	22,634	—	—	—	—	—
Due from Investment Adviser	—	—	—	4,331	786	—	—	—	—

TOTAL ASSETS	248,270,205	4,077,712,470	11,726,781	6,896,648	3,948,091	4,082,759	454,088,842	23,139,480	919,555,589

LIABILITIES
Payable upon return of securities loaned	—	29,979,227	—	—	—	—	24,557,557	—	100,160,856
Payable for investments purchased	445,755	—	—	36,024	—	27,434	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	3,365	2,413	2,157	—	—	—
Due to custodian	—	—	5,222	—	—	—	—	—	—
Distributions payable	—	—	—	45,679	52,907	—	—	—	—
Accrued advisory fee (Note 3)	198,665	3,310,003	14,039	4,780	839	844	846,851	38,115	1,485,916
Deferred foreign taxes payable	—	—	—	—	—	—	236,817	—	—
Accrued trustees’ fees and expenses (Note 3)	137	2,397	1	6	4	4	394	15	632

TOTAL LIABILITIES	644,557	33,291,627	19,262	89,854	56,163	30,439	25,641,619	38,130	101,647,404

NET ASSETS	$247,625,648	$4,044,420,843	$11,707,519	$6,806,794	$3,891,928	$4,052,320	$428,447,223	$23,101,350	$817,908,185

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$325,357,450	$4,830,077,962	$14,059,504	$7,569,987	$4,000,000	$4,000,000	$533,306,996	$44,972,933	$1,070,514,773
Undistributed (distribution in excess of) net investment income	—	—	(22,241)	(35,761)	(4)	2,816	12,350,914	718,388	17,289,278
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(37,208,750)	(230,630,791)	(1,009,028)	(12,486)	—	—	(60,347,655)	(6,403,340)	(117,622,026)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $225,124, $0, $0, respectively)	(40,478,457)	(554,918,835)	(1,320,462)	(742,180)	(157,587)	16,480	(56,853,869)	(16,186,569)	(152,273,986)
Foreign currency	(44,595)	(107,493)	(254)	30,393	49,519	33,024	(9,163)	(62)	146
Futures	—	—	—	(3,159)	—	—	—	—	—

NET ASSETS	$247,625,648	$4,044,420,843	$11,707,519	$6,806,794	$3,891,928	$4,052,320	$428,447,223	$23,101,350	$817,908,185

NET ASSET VALUE PER SHARE
Net asset value per share	$31.54	$33.77	$46.83	$34.03	$38.92	$40.52	$72.62	$14.90	$68.73

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,850,370	119,750,967	250,000	200,000	100,000	100,000	5,900,000	1,550,000	11,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$286,858,593	$4,596,036,309	$13,033,097	$—	$—	$4,024,999	$483,201,294	$38,715,337	$966,510,483
Affiliated issuers	251,986	30,257,425	1,463	7,543,571	4,052,958	2,435	24,701,943	46,732	100,169,181

Total cost of investments	$287,110,579	$4,626,293,734	$13,034,560	$7,543,571	$4,052,958	$4,027,434	$507,903,237	$38,762,069	$1,066,679,664

Foreign currency, at cost	$617,625	$2,767,795	$420	$16,980	$—	$—	$1,051,150	$15,406	$1,650,856

Foreign currency due to custodian, at cost	$—	$—	$(5,215)	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$28,784,352	$—	$—	$—	$—	$24,240,528	$—	$97,758,716

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2015

		SPDR S&P Emerging				SPDR S&P Emerging
	SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging	Middle			SPDR Dow Jones International
	Markets	Dividend	BRIC	Europe	Latin America	East & Africa		SPDR S&P International	Real Estate
	ETF	ETF	40 ETF	ETF	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$186,172,038	$296,297,964	$81,162,243	$40,860,949	$25,556,643	$39,964,172	$711,155,555	$644,626,720	$4,745,015,007
Investments in securities of affiliated issuers, at value (Notes 2 and 3)	13,116,956	17,309,750	2,939,850	47,805	2,015,961	4,987,620	49,764,176	124,631,951	77,535,787

Total Investments	199,288,994	313,607,714	84,102,093	40,908,754	27,572,604	44,951,792	760,919,731	769,258,671	4,822,550,794
Cash	30,204	—	—	102,213	4,352	—	847	—	—
Due from broker	120,780	—	—	—	—	—	—	—	—
Foreign currency, at value	1,917,284	3,935,789	167,118	22,451	92,181	30,452	882,690	3,145,557	—
Receivable for investments sold	91,920	2,479,790	—	—	9,594	—	375,367	234,796	6,881,542
Receivable for foreign taxes recoverable	407	16,357	3,183	1,672	174	—	767,012	319,515	1,570,035
Dividends and interest receivable — unaffiliated issuers	478,624	1,503,815	136,687	149,522	55,374	15,166	2,024,199	2,245,548	11,582,888
Dividends receivable — affiliated issuers	13	111	14	7	4	2	39	98	1,161
Receivable from broker — variation margin on open futures contracts	64,249	—	—	—	—	—	—	—	—

TOTAL ASSETS	201,992,475	321,543,576	84,409,095	41,184,619	27,734,283	44,997,412	764,969,885	775,204,185	4,842,586,420

LIABILITIES
Payable upon return of securities loaned	12,858,812	17,309,750	2,786,086	47,805	1,984,900	4,837,997	49,401,027	123,921,999	77,123,206
Payable for investments purchased	62,164	—	—	70,376	—	28,893	—	1,622	271
Payable for fund shares repurchased	—	2,467,240	—	—	—	—	—	—	—
Due to custodian	—	3,154,501	—	—	—	—	—	2,092	4,949,341
Accrued advisory fee (Note 3)	299,789	444,628	118,401	57,346	36,182	54,019	654,757	721,774	7,375,617
Deferred foreign taxes payable	64,678	4,426	—	—	—	—	—	—	76,705
Accrued trustees’ fees and expenses (Note 3)	151	288	78	36	20	33	401	390	2,962

TOTAL LIABILITIES	13,285,594	23,380,833	2,904,565	175,563	2,021,102	4,920,942	50,056,185	124,647,877	89,528,102

NET ASSETS	$188,706,881	$298,162,743	$81,504,530	$41,009,056	$25,713,181	$40,076,470	$714,913,700	$650,556,308	$4,753,058,318

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$268,821,662	$591,547,763	$219,313,816	$129,224,900	$77,329,650	$76,968,132	$766,336,513	$777,833,432	$5,316,340,099
Undistributed (distribution in excess of) net investment income	1,947,448	(709,247)	1,611,074	667,972	93,188	227,898	5,017,897	6,179,070	(100,057,018)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(21,088,711)	(189,400,116)	(99,833,058)	(44,167,912)	(19,528,188)	(23,601,124)	541,966	2,310,050	(747,830,987)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $64,678, $5,565, $0, $0, $0, $0, $0, $0, $75,941, respectively)	(60,951,856)	(103,245,962)	(39,587,307)	(44,714,773)	(32,177,065)	(13,518,854)	(56,911,989)	(135,724,026)	284,864,222
Foreign currency	(19,673)	(29,695)	5	(1,131)	(4,404)	418	(70,687)	(42,218)	(257,998)
Futures	(1,989)	—	—	—	—	—	—	—	—

NET ASSETS	$188,706,881	$298,162,743	$81,504,530	$41,009,056	$25,713,181	$40,076,470	$714,913,700	$650,556,308	$4,753,058,318

NET ASSET VALUE PER SHARE
Net asset value per share	$52.42	$25.06	$18.52	$24.12	$36.73	$57.25	$25.17	$27.57	$39.24

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,600,000	11,900,000	4,400,000	1,700,000	700,000	700,000	28,400,000	23,600,000	121,135,379

COST OF INVESTMENTS:
Unaffiliated issuers	$247,059,216	$399,538,361	$120,749,550	$85,575,722	$57,733,708	$53,483,026	$768,067,544	$780,312,918	$4,460,074,844
Affiliated issuers	13,116,956	17,309,750	2,939,850	47,805	2,015,961	4,987,620	49,764,176	124,669,779	77,535,787

Total cost of investments	$260,176,172	$416,848,111	$123,689,400	$85,623,527	$59,749,669	$58,470,646	$817,831,720	$904,982,697	$4,537,610,631

Foreign currency, at cost	$1,928,103	$3,937,082	$167,116	$22,727	$91,437	$30,159	$892,703	$3,154,048	$(4,936,857)

* Includes investments in securities on loan, at value	$13,607,413	$17,378,557	$5,997,548	$47,034	$2,309,998	$5,238,278	$53,424,117	$121,302,311	$77,980,151

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2015

		SPDR S&P Global
	SPDR S&P Global	Natural			SPDR MSCI ACWI Low Carbon			SPDR MSCI	SPDR MSCI Emerging
	Infrastructure	Resources		SPDR MSCI	Target	SPDR MSCI EM	SPDR MSCI EM Beyond	EAFE	Markets
	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	ETF	50 ETF	BRIC ETF	Quality Mix ETF	Quality Mix ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$56,033,724	$566,251,060	$709,237,028	$34,883,362	$80,961,778	$3,789,237	$2,364,720	$5,235,726	$71,092,256
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	5,637,404	53,437,939	38,994,533	6,919,626	227,769	435,323	100,197	530	—

Total Investments	61,671,128	619,688,999	748,231,561	41,802,988	81,189,547	4,224,560	2,464,917	5,236,256	71,092,256
Cash	—	—	1,187	—	265	—	—	—	—
Foreign currency, at value	122,059	2,637,317	2,706,738	55,373	131,512	13,975	9,186	25,129	2,128,103
Receivable for investments sold	3,704,456	3,249,870	92,019	640	—	—	—	—	1,960,880
Receivable for fund shares sold	—	4,801,812	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	25,236	436,099	656,512	14,700	41,863	—	431	5,729	147
Dividends and interest receivable — unaffiliated issuers	153,326	1,632,620	2,439,182	71,809	154,678	8,666	3,079	13,869	110,569
Dividends receivable — affiliated issuers	15	48	84	223	414	1	—	—	6
Due from Investment Adviser	—	—	148,374	—	22,466	—	—	—	—

TOTAL ASSETS	65,676,220	632,446,765	754,275,657	41,945,733	81,540,745	4,247,202	2,477,613	5,280,983	75,291,961

LIABILITIES
Payable upon return of securities loaned	5,589,364	52,819,846	38,237,835	6,738,898	—	428,141	97,002	—	—
Payable for investments purchased	3,700,442	5,930,928	—	—	—	—	—	8,463	2,043,366
Payable for fund shares repurchased	—	3,256,105	—	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—	—	—	1,807,506
Accrued advisory fee (Note 3)	86,896	617,962	721,130	21,244	65,881	5,267	3,161	4,252	52,112
Deferred foreign taxes payable	—	—	5,089	—	552	—	1,296	—	17,842
Accrued trustees’ fees and expenses (Note 3)	58	394	245	45	77	—	2	3	9

TOTAL LIABILITIES	9,376,760	62,625,235	38,964,299	6,760,187	66,510	433,408	101,461	12,718	3,920,835

NET ASSETS	$56,299,460	$569,821,530	$715,311,358	$35,185,546	$81,474,235	$3,813,794	$2,376,152	$5,268,265	$71,371,126

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$83,304,440	$905,134,976	$930,631,351	$39,399,603	$88,300,106	$5,022,330	$3,041,030	$6,000,000	$83,569,247
Undistributed (distribution in excess of) net investment income	796,927	6,025,548	6,613,656	490,989	538,675	65,842	18,940	39,314	710,303
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,987,067)	(109,096,322)	(72,664,130)	(731)	59,785	(228,224)	(4,079)	(34,207)	(641,201)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $5,089, $0, $552, $0, $1,296, $0, $17,842, respectively)	(9,807,003)	(232,191,638)	(149,164,491)	(4,701,881)	(7,419,693)	(1,045,737)	(679,514)	(736,387)	(12,254,847)
Foreign currency	(7,837)	(51,034)	(105,028)	(2,434)	(4,638)	(417)	(225)	(455)	(12,376)

NET ASSETS	$56,299,460	$569,821,530	$715,311,358	$35,185,546	$81,474,235	$3,813,794	$2,376,152	$5,268,265	$71,371,126

NET ASSET VALUE PER SHARE
Net asset value per share	$43.31	$32.56	$30.31	$58.64	$67.90	$38.14	$47.52	$52.68	$47.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	17,500,000	23,600,000	600,000	1,200,000	100,000	50,000	100,000	1,500,000

COST OF INVESTMENTS:
Unaffiliated issuers	$65,840,727	$798,442,698	$858,396,430	$39,582,082	$88,367,760	$4,834,974	$3,042,938	$5,972,113	$83,329,261
Affiliated issuers	5,637,404	53,437,939	38,994,533	6,922,787	240,928	435,323	100,197	530	—

Total cost of investments	$71,478,131	$851,880,637	$897,390,963	$46,504,869	$88,608,688	$5,270,297	$3,143,135	$5,972,643	$83,329,261

Foreign currency, at cost	$122,474	$2,657,490	$2,765,420	$57,039	$134,415	$14,392	$9,371	$25,411	$2,131,242

* Includes investments in securities on loan, at value	$6,054,577	$51,907,963	$42,007,322	$7,277,105	$—	$426,686	$99,759	$—	$—

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2015

							SPDR MSCI
	SPDR MSCI				SPDR MSCI		South	SPDR MSCI
	World	SPDR MSCI Australia	SPDR MSCI Canada	SPDR MSCI Germany	Japan	SPDR MSCI Mexico	Korea	Spain	SPDR MSCI Taiwan
	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$5,754,606	$6,308,810	$9,278,329	$9,659,143	$11,850,942	$2,252,008	$2,370,725	$2,215,795	$5,015,713
Investments in securities of affiliated issuers, at value (Notes 2 and 3)	18,902	1,749	6,707	1	4,203	964	689	328	484

Total Investments	5,773,508	6,310,559	9,285,036	9,659,144	11,855,145	2,252,972	2,371,414	2,216,123	5,016,197
Cash	11	—	396	—	—	—	—	—	—
Foreign currency, at value	14,623	42,856	25,058	13,289	24,163	9,648	314	5,420	19,990
Receivable for fund shares sold	—	—	2,329,773	—	—	—	—	—	—
Receivable for foreign taxes recoverable	2,216	—	—	23,616	8,813	—	—	627	—
Dividends and interest receivable — unaffiliated issuers	9,911	25,149	14,143	—	73,107	655	—	—	13,768
Dividends receivable — affiliated issuers	13	—	1	—	—	—	—	—	—

TOTAL ASSETS	5,800,282	6,378,564	11,654,407	9,696,049	11,961,228	2,263,275	2,371,728	2,222,170	5,049,955

LIABILITIES
Payable for investments purchased	—	—	2,331,044	—	—	—	—	—	—
Accrued advisory fee (Note 3)	4,606	3,875	4,263	7,981	9,753	2,375	2,398	1,820	5,463
Accrued trustees’ fees and expenses (Note 3)	4	5	1	2	1	1	2	6	4

TOTAL LIABILITIES	4,610	3,880	2,335,308	7,983	9,754	2,376	2,400	1,826	5,467

NET ASSETS	$5,795,672	$6,374,684	$9,319,099	$9,688,066	$11,951,474	$2,260,899	$2,369,328	$2,220,344	$5,044,488

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$6,000,000	$7,654,881	$10,377,062	$11,345,141	$12,750,850	$3,000,000	$2,997,291	$3,094,469	$6,000,000
Undistributed (distribution in excess of) net investment income	35,638	169,896	36,372	—	51,278	11,725	—	35,684	147,135
Accumulated net realized gain (loss) on investments and foreign currency transactions	69,554	(77,032)	(54,201)	(134,563)	975	(15,667)	(30,005)	(92,707)	10,449
Net unrealized appreciation (depreciation) on:
Investments	(309,072)	(1,372,890)	(1,039,707)	(1,522,382)	(851,864)	(735,221)	(597,962)	(817,132)	(1,112,395)
Foreign currency	(448)	(171)	(427)	(130)	235	62	4	30	(701)

NET ASSETS	$5,795,672	$6,374,684	$9,319,099	$9,688,066	$11,951,474	$2,260,899	$2,369,328	$2,220,344	$5,044,488

NET ASSET VALUE PER SHARE
Net asset value per share	$57.96	$42.50	$46.60	$48.44	$59.76	$22.61	$23.69	$44.41	$50.44

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	150,000	200,000	200,000	200,000	100,000	100,000	50,000	100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$6,063,710	$7,681,700	$10,318,036	$11,181,525	$12,702,806	$2,987,229	$2,968,687	$3,032,927	$6,128,108
Affiliated issuers	18,870	1,749	6,707	1	4,203	964	689	328	484

Total cost of investments	$6,082,580	$7,683,449	$10,324,743	$11,181,526	$12,707,009	$2,988,193	$2,969,376	$3,033,255	$6,128,592

Foreign currency, at cost	$15,018	$42,747	$25,376	$13,363	$24,077	$9,586	$310	$5,394	$20,507

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2015

									SPDR S&P International
									Consumer
	SPDR MSCI United			SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary
	Kingdom	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector
	Quality Mix ETF	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,485,778	$25,659,462	$60,278,068	$72,823,806	$967,843,536	$45,998,473	$372,599,957	$1,893,824,779	$14,184,624
Investments in securities of affiliated issuers, at value (Notes 2 and 3)	983	4,890,345	14,748,394	10,998,312	154,965,014	6,462,559	31,737,344	24,121,800	2,072,448

Total Investments	2,486,761	30,549,807	75,026,462	83,822,118	1,122,808,550	52,461,032	404,337,301	1,917,946,579	16,257,072
Foreign currency, at value	16,188	36,229	515,670	197,828	3,286,191	151,443	1,489,549	—	36,138
Receivable for investments sold	—	—	682,288	—	15,694,440	134,655	240,552	1,126,608	—
Receivable for foreign taxes recoverable	89	46,587	16,945	44,331	313,186	20,085	10,308	217,733	11,578
Dividends and interest receivable — unaffiliated issuers	5,866	187,982	348,414	210,059	4,232,760	145,559	1,012,010	5,281,216	39,232
Dividends receivable — affiliated issuers	—	3	9	35	481	11	221	612	3

TOTAL ASSETS	2,508,904	30,820,608	76,589,788	84,274,371	1,146,335,608	52,912,785	407,089,941	1,924,572,748	16,344,023

LIABILITIES
Payable upon return of securities loaned	—	4,865,671	14,662,395	10,950,786	153,680,936	6,425,112	31,737,344	20,157,461	2,025,769
Payable for investments purchased	—	—	935,676	—	—	182,234	148,826	2,452,783	—
Payable for fund shares repurchased	—	—	—	—	16,886,733	—	—	—	—
Due to custodian	—	—	—	—	—	—	424,162	312,869	—
Accrued advisory fee (Note 3)	2,019	21,345	64,091	74,072	1,332,219	60,727	686,269	2,450,512	16,294
Deferred foreign taxes payable	—	—	—	—	19,243	—	412,345	4,390	—
Accrued trustees’ fees and expenses (Note 3)	6	5	31	13	858	21	298	1,005	8

TOTAL LIABILITIES	2,025	4,887,021	15,662,193	11,024,871	171,919,989	6,668,094	33,409,244	25,379,020	2,042,071

NET ASSETS	$2,506,879	$25,933,587	$60,927,595	$73,249,500	$974,415,619	$46,244,691	$373,680,697	$1,899,193,728	$14,301,952

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$3,086,564	$32,532,566	$74,312,886	$82,240,393	$1,533,581,657	$54,392,775	$597,341,799	$1,877,264,186	$15,722,077
Undistributed (distribution in excess of) net investment income	—	180,711	(102,936)	(2,708)	6,613,187	359,077	6,509,733	(14,362,348)	65,965
Accumulated net realized gain (loss) on investments and foreign currency transactions	(97,534)	(1,783,802)	(7,120,889)	164,542	(354,653,125)	(4,737,186)	(49,694,153)	(33,500,537)	1
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $18,821, $0, $394,681, $4,390, $0, respectively)	(481,760)	(4,988,314)	(6,157,310)	(9,144,340)	(211,094,165)	(3,767,907)	(180,465,937)	69,837,015	(1,484,862)
Foreign currency	(391)	(7,574)	(4,156)	(8,387)	(31,935)	(2,068)	(10,745)	(44,588)	(1,229)

NET ASSETS	$2,506,879	$25,933,587	$60,927,595	$73,249,500	$974,415,619	$46,244,691	$373,680,697	$1,899,193,728	$14,301,952

NET ASSET VALUE PER SHARE
Net asset value per share	$50.14	$43.22	$50.77	$58.60	$33.95	$28.03	$37.00	$45.11	$35.75

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000	600,000	1,200,075	1,250,000	28,701,326	1,650,000	10,100,000	42,100,000	400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$2,967,538	$30,647,776	$66,435,378	$81,968,146	$1,178,918,880	$49,766,380	$552,671,213	$1,823,983,374	$15,669,486
Affiliated issuers	983	4,890,345	14,748,394	10,998,312	154,965,014	6,462,559	31,737,344	24,121,800	2,072,448

Total cost of investments	$2,968,521	$35,538,121	$81,183,772	$92,966,458	$1,333,883,894	$56,228,939	$584,408,557	$1,848,105,174	$17,741,934

Foreign currency, at cost	$16,456	$36,088	$517,297	$201,753	$3,291,011	$152,082	$1,490,105	$(307,720)	$36,686

* Includes investments in securities on loan, at value	$—	$4,658,307	$14,270,206	$12,701,605	$151,182,579	$6,331,705	$37,353,211	$21,917,310	$1,964,075

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2015

	SPDR S&P International
	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Staples	Energy	Financial	Health	Industrial	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Sector	Care Sector	Sector	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$64,764,667	$23,092,343	$10,527,709	$74,411,003	$17,221,882	$4,875,077	$10,121,446	$36,014,560	$27,009,755
Investments in securities of affiliated issuers, at value (Notes 2 and 3)	3,472,136	3,448,858	1,200,411	6,494,977	1,048,203	643,198	1,371,485	1,622,105	2,439,082

Total Investments	68,236,803	26,541,201	11,728,120	80,905,980	18,270,085	5,518,275	11,492,931	37,636,665	29,448,837
Foreign currency, at value	160,023	94,930	34,629	165,333	29,897	27,195	62,026	176,331	71,597
Receivable for investments sold	—	—	30,481	2,398,587	—	—	—	—	—
Receivable for foreign currency contracts sold	—	—	—	9,825	19,779	3,346	—	—	—
Receivable for foreign taxes recoverable	116,170	2,896	1,884	223,974	13,390	5,923	2,179	24,207	15,804
Dividends and interest receivable — unaffiliated issuers	128,985	71,347	41,438	171,025	54,550	14,334	20,111	96,127	47,501
Dividends receivable — affiliated issuers	13	9	2	5	2	2	1	2	6

TOTAL ASSETS	68,641,994	26,710,383	11,836,554	83,874,729	18,387,703	5,569,075	11,577,248	37,933,332	29,583,745

LIABILITIES
Payable upon return of securities loaned	3,446,144	3,434,341	1,200,411	6,462,640	1,026,410	620,519	1,359,852	1,591,584	2,439,082
Payable for investments purchased	—	45,077	6	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	2,416,158	—	—	—	—	—
Due to custodian	—	—	42,667	9,825	19,779	3,259	—	—	1,560
Accrued advisory fee (Note 3)	65,559	23,533	13,655	85,158	19,908	5,687	10,897	41,814	28,842
Accrued trustees’ fees and expenses (Note 3)	28	11	4	39	12	4	7	27	37

TOTAL LIABILITIES	3,511,731	3,502,962	1,256,743	8,973,820	1,066,109	629,469	1,370,756	1,633,425	2,469,521

NET ASSETS	$65,130,263	$23,207,421	$10,579,811	$74,900,909	$17,321,594	$4,939,606	$10,206,492	$36,299,907	$27,114,224

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$64,820,893	$36,373,943	$14,305,659	$70,588,313	$21,529,317	$10,680,702	$11,574,982	$42,067,708	$37,240,925
Undistributed (distribution in excess of) net investment income	(19,742)	(6,454)	170,489	(1,914)	94,402	6,163	50,873	158,692	31,380
Accumulated net realized gain (loss) on investments and foreign currency transactions	(106,816)	(1,549,128)	(1,280,808)	105,954	(1,193,768)	(1,192,107)	(280,068)	(3,370,018)	(4,293,005)
Net unrealized appreciation (depreciation) on:
Investments	444,904	(11,609,148)	(2,613,955)	4,224,458	(3,106,860)	(4,554,648)	(1,138,669)	(2,554,761)	(5,863,005)
Foreign currency	(8,976)	(1,792)	(1,574)	(15,902)	(1,497)	(504)	(626)	(1,714)	(2,071)

NET ASSETS	$65,130,263	$23,207,421	$10,579,811	$74,900,909	$17,321,594	$4,939,606	$10,206,492	$36,299,907	$27,114,224

NET ASSET VALUE PER SHARE
Net asset value per share	$39.47	$15.47	$19.24	$48.32	$26.65	$16.47	$29.16	$24.20	$15.95

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,650,000	1,500,000	550,000	1,550,000	650,000	300,000	350,000	1,500,000	1,700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$64,319,763	$34,701,491	$13,141,664	$70,186,545	$20,328,742	$9,429,725	$11,260,115	$38,569,321	$32,872,760
Affiliated issuers	3,472,136	3,448,858	1,200,411	6,494,977	1,048,203	643,198	1,371,485	1,622,105	2,439,082

Total cost of investments	$67,791,899	$38,150,349	$14,342,075	$76,681,522	$21,376,945	$10,072,923	$12,631,600	$40,191,426	$35,311,842

Foreign currency, at cost	$160,764	$95,499	$35,517	$168,104	$30,024	$27,191	$62,421	$176,548	$72,328

* Includes investments in securities on loan, at value	$3,374,095	$4,034,931	$1,143,350	$6,131,869	$1,128,106	$528,741	$1,498,591	$1,526,897	$2,366,735

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2015

					SPDR S&P International	SPDR MSCI International
					Dividend	Real Estate
	SPDR STOXX	SPDR EURO	SPDR EURO	SPDR EURO STOXX 50 Currency	Currency	Currency	SPDR S&P Emerging
	Europe	STOXX	STOXX	Hedged	Hedged	Hedged	Asia Pacific	SPDR S&P Russia	SPDR S&P
	50 ETF	50 ETF	Small Cap ETF	ETF (1)	ETF (2)	ETF (2)	ETF	ETF	China ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$10,711,691	$169,568,557	$252,544	$—	$—	$4,140	$21,556,375	$1,171,704	$31,316,870
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	294	4,262	15	93,793	52,960	—	2,871	156	1,646
Affiliated securities lending — net (Note 3 and Note 9)	130,268	5,509,302	—	—	—	—	822,970	—	2,864,087
Interest income (Note 2)	26	—	—	—	—	—	—	—	—
Foreign taxes withheld	(769,254)	(20,870,304)	(29,898)	—	—	(476)	(2,609,160)	(126,983)	(2,198,025)

TOTAL INVESTMENT INCOME (LOSS)	10,073,025	154,211,817	222,661	93,793	52,960	3,664	19,773,056	1,044,877	31,984,578

EXPENSES
Advisory fee (Note 3)	771,881	12,970,948	35,918	5,508	839	844	3,869,887	159,731	6,482,489
Trustees’ fees and expenses (Note 3)	4,805	80,793	105	23	4	4	13,705	481	20,036
Miscellaneous expenses	3,173	16,856	474	70	—	—	12,445	438	4,414

TOTAL EXPENSES	779,859	13,068,597	36,497	5,601	843	848	3,896,037	160,650	6,506,939

Expenses waived by Adviser (Note 3)	—	—	—	(4,992)	(786)	—	—	—	—

NET EXPENSES	779,859	13,068,597	36,497	609	57	848	3,896,037	160,650	6,506,939

NET INVESTMENT INCOME	9,293,166	141,143,220	186,164	93,184	52,903	2,816	15,877,019	884,227	25,477,639

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(5,520,484)	101,538,012	(1,013,223)	—	—	—	(17,331,231)	(1,356,182)	4,308,281
Investments in securities of affiliated issuers	—	—	—	(17,857)	—	—	—	—	—
Foreign currency transactions	(50,456)	(94,238)	(1,808)	19,270	—	—	(735,874)	(1,453)	(5,179)
Futures	—	—	—	(16,867)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $225,124, $0, $0, respectively)	(36,407,654)	(870,442,123)	(184,899)	(742,180)	(157,587)	16,480	(104,631,995)	(6,375,731)	(127,877,423)
Foreign currency translations	(4,964)	109,863	15	30,393	49,519	33,024	139	(63)	4,709
Futures	—	—	—	(3,159)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	(41,983,558)	(768,888,486)	(1,199,915)	(730,400)	(108,068)	49,504	(122,698,961)	(7,733,429)	(123,569,612)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(32,690,392)	$(627,745,266)	$(1,013,751)	$(637,216)	$(55,165)	$52,320	$(106,821,942)	$(6,849,202)	$(98,091,973)

(1)	For the period June 8, 2015 (inception date) through September 30, 2015.
(2)	For the period September 14, 2015 (inception date) through September 30, 2015.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2015

		SPDR S&P Emerging				SPDR S&P Emerging
	SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging	Middle			SPDR Dow Jones International
	Markets	Dividend	BRIC	Europe	Latin America	East & Africa		SPDR S&P International	Real Estate
	ETF	ETF	40 ETF	ETF	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$6,423,965	$22,170,210	$3,382,404	$2,004,733	$1,052,275	$1,689,250	$22,822,533	$16,863,733	$164,963,614
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	1,284	738	253	115	80	50	777	2,769	5,877
Affiliated securities lending — net (Note 3 and Note 9)	140,391	549,871	35,681	3,697	24,844	13,957	590,053	1,534,379	1,766,781
Interest income (Note 2)	2,701	2,612	—	—	—	—	506	1,314	2,081
Foreign taxes withheld	(698,401)	(2,244,333)	(322,739)	(246,563)	(75,003)	(170,387)	(1,885,423)	(1,301,465)	(15,690,889)

TOTAL INVESTMENT INCOME (LOSS)	5,869,940	20,479,098	3,095,599	1,761,982	1,002,196	1,532,870	21,528,446	17,100,730	151,047,464

EXPENSES
Advisory fee (Note 3)	1,325,099	2,223,919	584,598	277,339	191,299	269,474	2,548,411	3,307,580	29,696,268
Trustees’ fees and expenses (Note 3)	4,602	8,481	2,445	1,046	766	1,042	13,826	13,234	94,495
Miscellaneous expenses	2,231	7,074	838	530	255	600	6,980	38,111	483,883

TOTAL EXPENSES	1,331,932	2,239,474	587,881	278,915	192,320	271,116	2,569,217	3,358,925	30,274,646

NET INVESTMENT INCOME	4,538,008	18,239,624	2,507,718	1,483,067	809,876	1,261,754	18,959,229	13,741,805	120,772,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(6,384,566)	(88,739,243)	(14,606,320)	(5,530,203)	(4,160,497)	(675,540)	29,486,660	13,197,116	(7,333,269)
Investments in securities of affiliated issuers	—	—	—	—	—	—	—	(2,673)	—
Foreign currency transactions	(459,799)	(701,556)	(346)	(50,061)	(62,014)	(29,095)	(218,759)	(582,009)	(2,748,635)
Futures	(44,762)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $64,678, $5,565, $0, $0, $0, $0, $0, $0, $75,941, respectively)	(46,531,064)	(60,181,639)	(7,905,225)	(14,151,280)	(13,580,860)	(8,398,267)	(126,090,575)	(66,338,019)	(255,531,749)
Foreign currency translations	13,059	29,313	1,000	6,203	(983)	7,962	26,725	(17,674)	(20,610)
Futures	47,404	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	(53,359,728)	(149,593,125)	(22,510,891)	(19,725,341)	(17,804,354)	(9,094,940)	(96,795,949)	(53,743,259)	(265,634,263)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(48,821,720)	$(131,353,501)	$(20,003,173)	$(18,242,274)	$(16,994,478)	$(7,833,186)	$(77,836,720)	$(40,001,454)	$(144,861,445)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2015

		SPDR S&P Global
	SPDR S&P Global	Natural			SPDR MSCI ACWI Low Carbon			SPDR MSCI	SPDR MSCI Emerging
	Infrastructure	Resources		SPDR MSCI	Target	SPDR MSCI EM	SPDR MSCI EM Beyond	EAFE	Markets
	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	ETF (1)	50 ETF	BRIC ETF	Quality Mix ETF	Quality Mix ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,702,400	$26,717,382	$23,830,284	$1,480,858	$2,017,517	$106,894	$78,106	$191,665	$1,787,408
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	202	1,277	864	1,163	1,601	6	3	5	140
Affiliated securities lending — net (Note 3 and Note 9)	64,588	441,968	457,400	22,852	—	885	441	—	—
Interest income (Note 2)	—	—	—	80	36	1	301	—	182
Foreign taxes withheld	(187,068)	(1,616,240)	(1,984,428)	(61,508)	(116,121)	(14,377)	(11,057)	(13,936)	(210,040)

TOTAL INVESTMENT INCOME (LOSS)	3,580,122	25,544,387	22,304,120	1,443,445	1,903,033	93,409	67,794	177,734	1,577,690

EXPENSES
Advisory fee (Note 3)	417,287	2,603,548	2,476,912	122,307	217,849	14,448	14,597	17,172	151,783
Trustees’ fees and expenses (Note 3)	2,113	11,978	11,998	1,120	1,016	44	55	97	446
Miscellaneous expenses	1,001	4,907	15,278	332	249	11	207	—	2

TOTAL EXPENSES	420,401	2,620,433	2,504,188	123,759	219,114	14,503	14,859	17,269	152,231

Expenses waived by Adviser (Note 3)	—	—	(148,373)	—	(72,877)	—	—	—	—

NET EXPENSES	420,401	2,620,433	2,355,815	123,759	146,237	14,503	14,859	17,269	152,231

NET INVESTMENT INCOME	3,159,721	22,923,954	19,948,305	1,319,686	1,756,796	78,906	52,935	160,465	1,425,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	1,206,980	(33,916,573)	9,961,695	3,874,345	63,103	(120,898)	(4,166)	(29,517)	(626,342)
Investments in securities of affiliated issuers	—	—	—	7,969	—	—	—	—	—
Foreign currency transactions	(70,796)	(211,101)	(293,642)	(11,097)	(16,675)	(32)	(2,596)	(3,383)	(114,544)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $5,089, $0, $552, $0, $1,296, $0, $17,842, respectively)	(12,105,483)	(214,633,944)	(137,398,070)	(5,202,072)	(7,406,535)	(868,312)	(714,867)	(423,602)	(12,144,814)
Investments in securities of affiliated issuers	—	—	—	(10,614)	(13,158)	—	—	—	—
Foreign currency translations	7,622	2,515	(27,963)	856	(4,638)	(199)	33	268	(11,602)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(10,961,677)	(248,759,103)	(127,757,980)	(1,340,613)	(7,377,903)	(989,441)	(721,596)	(456,234)	(12,897,302)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(7,801,956)	$(225,835,149)	$(107,809,675)	$(20,927)	$(5,621,107)	$(910,535)	$(668,661)	$(295,769)	$(11,471,843)

(1)	For the period November 25, 2014 (inception date) through September 30, 2015.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2015

							SPDR MSCI
	SPDR MSCI				SPDR MSCI		South	SPDR MSCI
	World	SPDR MSCI Australia	SPDR MSCI Canada	SPDR MSCI Germany	Japan	SPDR MSCI Mexico	Korea	Spain	SPDR MSCI Taiwan
	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF	Quality Mix ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$160,071	$301,526	$105,962	$246,170	$177,857	$49,163	$42,191	$207,194	$230,015
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	59	7	4	9	8	1	2	5	5
Foreign taxes withheld	(6,902)	(4,058)	(15,894)	(32,045)	(21,186)	(425)	(9,283)	(11,195)	(49,795)

TOTAL INVESTMENT INCOME (LOSS)	153,228	297,475	90,072	214,134	156,679	48,739	32,910	196,004	180,225

EXPENSES
Advisory fee (Note 3)	18,518	17,595	10,749	25,081	27,962	10,093	10,455	14,820	23,409
Trustees’ fees and expenses (Note 3)	105	125	47	119	116	45	46	117	102
Miscellaneous expenses	—	32	—	—	—	—	—	—	—

TOTAL EXPENSES	18,623	17,752	10,796	25,200	28,078	10,138	10,501	14,937	23,511

NET INVESTMENT INCOME	134,605	279,723	79,276	188,934	128,601	38,601	22,409	181,067	156,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	69,693	(326,300)	(53,959)	(501,294)	7,131	(14,984)	(28,843)	(1,013,189)	10,449
Foreign currency transactions	(1,021)	(4,590)	(1,732)	731	(4,779)	(1,931)	(111)	(1,923)	(9,579)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(271,437)	(857,496)	(1,009,820)	(881,974)	(857,360)	(618,423)	(440,626)	32,716	(886,829)
Investments in securities of affiliated issuers	(230)	—	—	—	—	—	—	—	—
Foreign currency translations	(151)	2,988	(296)	(87)	598	58	4	98	(680)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(203,146)	(1,185,398)	(1,065,807)	(1,382,624)	(854,410)	(635,280)	(469,576)	(982,298)	(886,639)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(68,541)	$(905,675)	$(986,531)	$(1,193,690)	$(725,809)	$(596,679)	$(447,167)	$(801,231)	$(729,925)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2015

									SPDR S&P International
									Consumer
	SPDR MSCI United			SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary
	Kingdom	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector
	Quality Mix ETF	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$261,753	$444,209	$1,079,253	$2,648,268	$74,748,341	$1,327,614	$14,197,923	$57,740,497	$431,395
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	12	37	63	115	2,514	183	1,316	3,308	39
Affiliated securities lending — net (Note 3 and Note 9)	—	7,851	94,651	64,222	2,727,135	62,937	1,166,819	333,706	14,875
Interest income (Note 2)	—	—	—	—	983	14	883	—	—
Foreign taxes withheld	(1,738)	(54,966)	(123,583)	(209,133)	(6,143,313)	(112,268)	(1,659,364)	(2,548,574)	(41,201)

TOTAL INVESTMENT INCOME (LOSS)	260,027	397,131	1,050,384	2,503,472	71,335,660	1,278,480	13,707,577	55,528,937	405,108

EXPENSES
Advisory fee (Note 3)	18,577	91,343	287,665	219,411	6,056,487	256,582	3,057,592	9,382,575	70,156
Trustees’ fees and expenses (Note 3)	108	387	1,205	781	26,252	1,136	9,254	33,260	300
Miscellaneous expenses	—	125	340	126	53,286	1,331	5,804	13,710	770

TOTAL EXPENSES	18,685	91,855	289,210	220,318	6,136,025	259,049	3,072,650	9,429,545	71,226

NET INVESTMENT INCOME	241,342	305,276	761,174	2,283,154	65,199,635	1,019,431	10,634,927	46,099,392	333,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(167,611)	(760,124)	213,114	463,145	(235,222,242)	(1,190,080)	(25,078,076)	19,383,425	1,192,347
Foreign currency transactions	(2,347)	(20,826)	(74,657)	(10,592)	(1,120,070)	(66,716)	(395,301)	(401,714)	(10,028)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $18,821, $0, $394,681, $4,390, $0, respectively)	(130,336)	(1,047,552)	(161,072)	(8,846,901)	(163,128,220)	(3,142,213)	(93,910,977)	(21,216,176)	(1,856,146)
Foreign currency translations	233	285	13,135	(5,861)	124,934	2,505	27,908	(5,214)	2,696

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(300,061)	(1,828,217)	(9,480)	(8,400,209)	(399,345,598)	(4,396,504)	(119,356,446)	(2,239,679)	(671,131)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(58,719)	$(1,522,941)	$751,694	$(6,117,055)	$(334,145,963)	$(3,377,073)	$(108,721,519)	$43,859,713	$(337,249)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2015

	SPDR S&P International
	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Staples	Energy	Financial	Health	Industrial	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Sector	Care Sector	Sector	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,305,043	$1,051,646	$423,064	$1,621,495	$507,538	$219,458	$176,794	$1,576,462	$1,712,102
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	70	35	30	55	22	13	14	85	49
Affiliated securities lending — net (Note 3 and Note 9)	—	26,130	8,434	21,129	14,637	3,728	9,058	30,946	44,160
Interest income (Note 2)	—	—	—	—	—	—	5	2	—
Foreign taxes withheld	(103,389)	(98,305)	(27,729)	(163,473)	(40,533)	(8,091)	(3,717)	(112,963)	(151,258)

TOTAL INVESTMENT INCOME (LOSS)	1,201,724	979,506	403,799	1,479,206	481,664	215,108	182,154	1,494,532	1,605,053

EXPENSES
Advisory fee (Note 3)	200,874	95,446	51,940	341,817	91,602	28,196	49,786	192,313	188,453
Trustees’ fees and expenses (Note 3)	787	380	207	1,403	413	128	219	854	1,025
Miscellaneous expenses	1,547	376	339	752	1,437	783	1,162	3,107	678

TOTAL EXPENSES	203,208	96,202	52,486	343,972	93,452	29,107	51,167	196,274	190,156

NET INVESTMENT INCOME	998,516	883,304	351,313	1,135,234	388,212	186,001	130,987	1,298,258	1,414,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	1,813,830	(793,438)	(126,442)	6,335,296	274,418	(511,916)	430,714	709,476	3,051,464
Foreign currency transactions	(4,891)	(15,692)	(5,594)	(48,445)	(17,613)	(4,829)	(7,597)	(20,331)	(29,177)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(3,189,997)	(9,542,485)	(1,692,616)	(8,393,217)	(3,061,407)	(1,156,747)	(1,248,547)	(2,600,916)	(10,156,141)
Foreign currency translations	1,231	907	214	(3,062)	316	386	294	1,466	2,304

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(1,379,827)	(10,350,708)	(1,824,438)	(2,109,428)	(2,804,286)	(1,673,106)	(825,136)	(1,910,305)	(7,131,550)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(381,311)	$(9,467,404)	$(1,473,125)	$(974,194)	$(2,416,074)	$(1,487,105)	$(694,149)	$(612,047)	$(5,716,653)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR EURO STOXX Small Cap ETF		SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR MSCI International Real Estate Currency Hedged ETF
						For the Period	For the Period	For the Period	For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	6/4/14*-	6/8/15*-	9/14/15*-	9/14/15*-
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/15	9/30/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,293,166	$11,761,626	$141,143,220	$160,808,940	$186,164	$23,277	$93,184	$52,903	$2,816
Net realized gain (loss) on investments, foreign currency transactions and futures	(5,570,940)	1,664,411	101,443,774	194,543,394	(1,015,031)	(265,612)	(15,454)	—	—
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures	(36,412,618)	(6,756,666)	(870,332,260)	(111,175,297)	(184,884)	(1,135,832)	(714,946)	(108,068)	49,504

Net increase (decrease) in net assets resulting from operations	(32,690,392)	6,669,371	(627,745,266)	244,177,037	(1,013,751)	(1,378,167)	(637,216)	(55,165)	52,320

Net equalization credits and charges (Note 2)	331,770	660,097	(1,214,874)	6,844,538	63,393	—	32,788	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,622,930)	(12,279,995)	(143,035,636)	(165,590,424)	(256,115)	(16,160)	(125,977)	(52,907)	—

Total distributions to shareholders	(9,622,930)	(12,279,995)	(143,035,636)	(165,590,424)	(256,115)	(16,160)	(125,977)	(52,907)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	61,025,115	178,982,848	1,034,566,636	2,213,989,332	7,847,122	8,982,073	7,569,987	4,000,000	4,000,000
Cost of shares redeemed	(32,815,692)	(21,062,047)	(1,168,853,153)	(628,350,417)	(2,467,346)	—	—	—	—
Net income equalization (Note 2)	(331,770)	(660,097)	1,214,874	(6,844,538)	(63,393)	—	(32,788)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	27,877,653	157,260,704	(133,071,643)	1,578,794,377	5,316,383	8,982,073	7,537,199	4,000,000	4,000,000

Voluntary contribution from Adviser	—	—	—	—	—	9,863	—	—	—

Net increase (decrease) in net assets during the year	(14,103,899)	152,310,177	(905,067,419)	1,664,225,528	4,109,910	7,597,609	6,806,794	3,891,928	4,052,320
Net assets at beginning of year	261,729,547	109,419,370	4,949,488,262	3,285,262,734	7,597,609	—	—	—	—

NET ASSETS END OF YEAR (1)	$247,625,648	$261,729,547	$4,044,420,843	$4,949,488,262	$11,707,519	$7,597,609	$6,806,794	$3,891,928	$4,052,320

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,700,000	4,650,000	26,750,000	53,800,000	150,000	150,000	200,000	100,000	100,000
Shares redeemed	(950,000)	(550,000)	(31,100,000)	(15,400,000)	(50,000)	—	—	—	—

Net increase (decrease)	750,000	4,100,000	(4,350,000)	38,400,000	100,000	150,000	200,000	100,000	100,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$(641,120)	$—	$(10,493,081)	$(22,241)	$5,569	$(35,761)	$(4)	$2,816

*	Inception date.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Russia ETF		SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,877,019	$9,792,541	$884,227	$735,713	$25,477,639	$19,849,632	$4,538,008	$4,771,977	$18,239,624	$22,769,170
Net realized gain (loss) on investments, foreign currency transactions and futures	(18,067,105)	(2,280,917)	(1,357,635)	(5,423,988)	4,303,102	11,688,452	(6,889,127)	(407,687)	(89,440,799)	(42,536,752)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures	(104,631,856)	34,002,847	(6,375,794)	779,159	(127,872,714)	1,935,083	(46,470,601)	2,401,364	(60,152,326)	(11,295,354)

Net increase (decrease) in net assets resulting from operations	(106,821,942)	41,514,471	(6,849,202)	(3,909,116)	(98,091,973)	33,473,167	(48,821,720)	6,765,654	(131,353,501)	(31,062,936)

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	(349,335)	529,331

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,643,553)	(6,695,981)	(854,073)	(447,722)	(17,843,531)	(16,237,703)	(4,507,319)	(3,629,968)	(16,798,542)	(21,592,591)

Total distributions to shareholders	(10,643,553)	(6,695,981)	(854,073)	(447,722)	(17,843,531)	(16,237,703)	(4,507,319)	(3,629,968)	(16,798,542)	(21,592,591)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	227,969,415	283,492,388	16,037,529	18,178,584	202,232,959	233,346,479	45,399,268	135,365,420	22,707,186	53,666,361
Cost of shares redeemed	(369,551,101)	(30,276,644)	(8,367,902)	(21,950,727)	(216,315,583)	(200,601,610)	(88,647,909)	(42,628,055)	(67,694,997)	(48,575,340)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	349,335	(529,331)
Other capital (Note 4)	—	—	—	—	321,712	1,657	—	—	85,601	130,332

Net increase (decrease) in net assets from beneficial interest transactions	(141,581,686)	253,215,744	7,669,627	(3,772,143)	(13,760,912)	32,746,526	(43,248,641)	92,737,365	(44,552,875)	4,692,022

Net increase (decrease) in net assets during the year	(259,047,181)	288,034,234	(33,648)	(8,128,981)	(129,696,416)	49,981,990	(96,577,680)	95,873,051	(193,054,253)	(47,434,174)
Net assets at beginning of year	687,494,404	399,460,170	23,134,998	31,263,979	947,604,601	897,622,611	285,284,561	189,411,510	491,216,996	538,651,170

NET ASSETS END OF YEAR (1)	$428,447,223	$687,494,404	$23,101,350	$23,134,998	$817,908,185	$947,604,601	$188,706,881	$285,284,561	$298,162,743	$491,216,996

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,500,000	3,300,000	1,000,000	750,000	2,300,000	3,000,000	700,000	2,000,000	650,000	1,350,000
Shares redeemed	(4,800,000)	(400,000)	(500,000)	(850,000)	(2,800,000)	(2,700,000)	(1,400,000)	(700,000)	(2,150,000)	(1,300,000)

Net increase (decrease)	(2,300,000)	2,900,000	500,000	(100,000)	(500,000)	300,000	(700,000)	1,300,000	(1,500,000)	50,000

(1) Including undistributed (distribution in excess of) net investment income	$12,350,914	$6,281,108	$718,388	$544,584	$17,289,278	$9,007,139	$1,947,448	$2,390,552	$(709,247)	$(1,282,865)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		SPDR S&P World ex-US ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,507,718	$4,415,712	$1,483,067	$2,238,045	$809,876	$1,425,351	$1,261,754	$1,370,932	$18,959,229	$26,174,088
Net realized gain (loss) on investments and foreign currency transactions	(14,606,666)	(7,465,068)	(5,580,264)	(6,285,718)	(4,222,511)	(5,587,888)	(704,635)	(777,282)	29,267,901	34,415,149
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,904,225)	766,083	(14,145,077)	(5,352,335)	(13,581,843)	3,397,801	(8,390,305)	3,285,694	(126,063,850)	(27,098,565)

Net increase (decrease) in net assets resulting from operations	(20,003,173)	(2,283,273)	(18,242,274)	(9,400,008)	(16,994,478)	(764,736)	(7,833,186)	3,879,344	(77,836,720)	33,490,672

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,046,052)	(3,386,072)	(1,961,721)	(1,481,279)	(877,726)	(1,382,090)	(1,502,559)	(1,674,967)	(20,112,214)	(24,777,954)

Total distributions to shareholders	(3,046,052)	(3,386,072)	(1,961,721)	(1,481,279)	(877,726)	(1,382,090)	(1,502,559)	(1,674,967)	(20,112,214)	(24,777,954)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	29,041,852	3,096,917	23,596,442	—	—	—	—	128,435,729	207,812,677
Cost of shares redeemed	(51,108,703)	(115,150,730)	(8,749,045)	(22,335,414)	(5,623,087)	(19,219,737)	(13,728,647)	(6,598,281)	(141,016,522)	(79,837,317)

Net increase (decrease) in net assets from beneficial interest transactions	(51,108,703)	(86,108,878)	(5,652,128)	1,261,028	(5,623,087)	(19,219,737)	(13,728,647)	(6,598,281)	(12,580,793)	127,975,360

Net increase (decrease) in net assets during the year	(74,157,928)	(91,778,223)	(25,856,123)	(9,620,259)	(23,495,291)	(21,366,563)	(23,064,392)	(4,393,904)	(110,529,727)	136,688,078
Net assets at beginning of year	155,662,458	247,440,681	66,865,179	76,485,438	49,208,472	70,575,035	63,140,862	67,534,766	825,443,427	688,755,349

NET ASSETS END OF YEAR (1)	$81,504,530	$155,662,458	$41,009,056	$66,865,179	$25,713,181	$49,208,472	$40,076,470	$63,140,862	$714,913,700	$825,443,427

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,200,000	100,000	600,000	—	—	—	—	4,600,000	7,200,000
Shares redeemed	(2,300,000)	(5,100,000)	(300,000)	(600,000)	(100,000)	(300,000)	(200,000)	(100,000)	(5,200,000)	(2,800,000)

Net increase (decrease)	(2,300,000)	(3,900,000)	(200,000)	—	(100,000)	(300,000)	(200,000)	(100,000)	(600,000)	4,400,000

(1) Including undistributed (distribution in excess of) net investment income	$1,611,074	$2,149,733	$667,972	$1,196,687	$93,188	$223,053	$227,898	$441,064	$5,017,897	$5,408,856

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		SPDR MSCI ACWI ex-US ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,741,805	$13,431,467	$120,772,818	$147,080,831	$3,159,721	$3,513,800	$22,923,954	$13,876,435	$19,948,305	$17,894,597
Net realized gain (loss) on investments and foreign currency transactions	12,612,434	126,291,899	(10,081,904)	2,009,479	1,136,184	3,645,942	(34,127,674)	(9,607,560)	9,668,053	6,590,053
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(66,355,693)	(116,936,922)	(255,552,359)	(23,184,292)	(12,097,861)	6,752,010	(214,631,429)	4,014,399	(137,426,033)	2,046,911

Net increase (decrease) in net assets resulting from operations	(40,001,454)	22,786,444	(144,861,445)	125,906,018	(7,801,956)	13,911,752	(225,835,149)	8,283,274	(107,809,675)	26,531,561

Net equalization credits and charges (Note 2)	—	—	(1,772,371)	(6,049,389)	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,413,132)	(23,935,017)	(147,970,731)	(207,509,734)	(3,020,616)	(3,517,695)	(20,271,634)	(12,447,584)	(17,494,392)	(16,800,571)
Net realized gains	(71,368,674)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(82,781,806)	(23,935,017)	(147,970,731)	(207,509,734)	(3,020,616)	(3,517,695)	(20,271,634)	(12,447,584)	(17,494,392)	(16,800,571)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	69,799,060	61,081,608	360,344,231	1,012,403,593	9,393,423	74,978,089	291,970,504	230,193,788	379,688,741	93,043,547
Cost of shares redeemed	(89,178,369)	(81,085,368)	(217,510,015)	(73,642,653)	(54,604,454)	(25,255,803)	(71,659,157)	(38,175,395)	(114,567,151)	(21,105,047)
Net income equalization (Note 2)	—	—	1,772,371	6,049,389	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(19,379,309)	(20,003,760)	144,606,587	944,810,329	(45,211,031)	49,722,286	220,311,347	192,018,393	265,121,590	71,938,500

Net increase (decrease) in net assets during the year	(142,162,569)	(21,152,333)	(149,997,960)	857,157,224	(56,033,603)	60,116,343	(25,795,436)	187,854,083	139,817,523	81,669,490
Net assets at beginning of year	792,718,877	813,871,210	4,903,056,278	4,045,899,054	112,333,063	52,216,720	595,616,966	407,762,883	575,493,835	493,824,345

NET ASSETS END OF YEAR (1)	$650,556,308	$792,718,877	$4,753,058,318	$4,903,056,278	$56,299,460	$112,333,063	$569,821,530	$595,616,966	$715,311,358	$575,493,835

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,400,000	1,800,000	8,400,000	23,500,000	200,000	1,600,000	6,900,000	4,600,000	10,800,000	2,600,000
Shares redeemed	(3,000,000)	(2,400,000)	(5,300,000)	(1,800,000)	(1,200,000)	(500,000)	(1,650,000)	(750,000)	(3,600,000)	(600,000)

Net increase (decrease)	(600,000)	(600,000)	3,100,000	21,700,000	(1,000,000)	1,100,000	5,250,000	3,850,000	7,200,000	2,000,000

(1) Including undistributed (distribution in excess of) net investment income	$6,179,070	$1,749,229	$(97,410,330)	$(184,040,107)	$796,927	$728,410	$6,025,548	$3,721,420	$6,611,376	$3,964,780

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI ACWI IMI ETF		SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EM 50 ETF		SPDR MSCI EM Beyond BRIC ETF		SPDR MSCI EAFE Quality Mix ETF
			For the Period				For the Period		For the Period
	Year Ended	Year Ended	11/25/14*-	Year Ended	Year Ended	Year Ended	12/4/13*-	Year Ended	6/4/14*-
	9/30/15	9/30/14	9/30/15	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,319,686	$488,149	$1,756,796	$78,906	$88,865	$52,935	$62,113	$160,465	$45,327
Net realized gain (loss) on investments and foreign currency transactions	3,871,217	(410)	46,428	(120,930)	411,161	(6,762)	196,923	(32,900)	(636)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,211,830)	(272,979)	(7,424,331)	(868,511)	(123,228)	(714,834)	35,095	(423,334)	(313,508)

Net increase (decrease) in net assets resulting from operations	(20,927)	214,760	(5,621,107)	(910,535)	376,798	(668,661)	294,131	(295,769)	(268,817)

Net equalization credits and charges (Note 2)	—	—	31,015	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,135,208)	(241,004)	(1,204,764)	(58,446)	(55,039)	(62,060)	(29,342)	(163,771)	(3,253)
Net realized gains	(2,549)	(8,630)	—	—	—	—	—	(125)	—

Total distributions to shareholders	(1,137,757)	(249,634)	(1,204,764)	(58,446)	(55,039)	(62,060)	(29,342)	(163,896)	(3,253)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,021,285	51,648,206	88,300,106	2,378,021	2,311,108	—	8,954,559	—	6,000,000
Cost of shares redeemed	(40,110,719)	—	—	—	(2,583,320)	—	(6,112,475)	—	—
Net income equalization (Note 2)	—	—	(31,015)	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(21,089,434)	51,648,206	88,269,091	2,378,021	(272,212)	—	2,842,084	—	6,000,000

Net increase (decrease) in net assets during the year	(22,248,118)	51,613,332	81,474,235	1,409,040	49,547	(730,721)	3,106,873	(459,665)	5,727,930
Net assets at beginning of year	57,433,664	5,820,332	—	2,404,754	2,355,207	3,106,873	—	5,727,930	—

NET ASSETS END OF YEAR (1)	$35,185,546	$57,433,664	$81,474,235	$3,813,794	$2,404,754	$2,376,152	$3,106,873	$5,268,265	$5,727,930

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	800,000	1,200,000	50,000	50,000	—	150,000	—	100,000
Shares redeemed	(600,000)	—	—	—	(50,000)	—	(100,000)	—	—

Net increase (decrease)	(300,000)	800,000	1,200,000	50,000	—	—	50,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$490,989	$274,250	$538,675	$65,842	$45,414	$18,940	$31,687	$39,312	$41,430

*	Inception date.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Emerging Markets Quality Mix ETF		SPDR MSCI World Quality Mix ETF		SPDR MSCI Australia Quality Mix ETF		SPDR MSCI Canada Quality Mix ETF		SPDR MSCI Germany Quality Mix ETF
		For the Period		For the Period		For the Period		For the Period		For the Period
	Year Ended	6/4/14*-	Year Ended	6/4/14*-	Year Ended	6/11/14*-	Year Ended	6/11/14*-	Year Ended	6/11/14*-
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,425,459	$77,331	$134,605	$37,275	$279,723	$110,356	$79,276	$37,670	$188,934	$1,867
Net realized gain (loss) on investments and foreign currency transactions	(740,886)	(12,635)	68,672	(773)	(330,890)	(1,923)	(55,691)	56,136	(500,563)	(3,196)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(12,156,416)	(110,807)	(271,818)	(37,702)	(854,508)	(518,553)	(1,010,116)	(30,018)	(882,061)	(640,451)

Net increase (decrease) in net assets resulting from operations	(11,471,843)	(46,111)	(68,541)	(1,200)	(905,675)	(410,120)	(986,531)	63,788	(1,193,690)	(641,780)

Net equalization credits and charges (Note 2)	—	—	—	—	17,046	—	26,740	—	27,707	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(678,425)	(1,381)	(130,140)	(4,196)	(283,692)	—	(80,540)	(2,368)	(226,792)	(344)
Net realized gains	(361)	—	(251)	—	(205)	—	—	—	—	—

Total distributions to shareholders	(678,786)	(1,381)	(130,391)	(4,196)	(283,897)	—	(80,540)	(2,368)	(226,792)	(344)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	77,383,767	6,000,000	—	6,000,000	7,475,175	6,000,000	7,395,073	6,000,000	8,374,401	6,000,000
Cost of shares redeemed	—	—	—	—	(5,500,799)	—	—	(3,070,323)	(2,623,729)	—
Net income equalization (Note 2)	—	—	—	—	(17,046)	—	(26,740)	—	(27,707)	—
Other capital (Note 4)	179,360	6,120	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	77,563,127	6,006,120	—	6,000,000	1,957,330	6,000,000	7,368,333	2,929,677	5,722,965	6,000,000

Net increase (decrease) in net assets during the year	65,412,498	5,958,628	(198,932)	5,994,604	784,804	5,589,880	6,328,002	2,991,097	4,330,190	5,357,876
Net assets at beginning of year	5,958,628	—	5,994,604	—	5,589,880	—	2,991,097	—	5,357,876	—

NET ASSETS END OF YEAR (1)	$71,371,126	$5,958,628	$5,795,672	$5,994,604	$6,374,684	$5,589,880	$9,319,099	$2,991,097	$9,688,066	$5,357,876

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	100,000	—	100,000	150,000	100,000	150,000	100,000	150,000	100,000
Shares redeemed	—	—	—	—	(100,000)	—	—	(50,000)	(50,000)	—

Net increase (decrease)	1,400,000	100,000	—	100,000	50,000	100,000	150,000	50,000	100,000	100,000

(1) Including undistributed (distribution in excess of) net investment income	$710,303	$62,958	$35,638	$32,234	$163,390	$108,408	$36,372	$39,368	$—	$2,601

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Japan Quality Mix ETF		SPDR MSCI Mexico Quality Mix ETF		SPDR MSCI South Korea Quality Mix ETF		SPDR MSCI Spain Quality Mix ETF		SPDR MSCI Taiwan Quality Mix ETF
		For the Period		For the Period		For the Period		For the Period		For the Period
	Year Ended	6/11/14*-	Year Ended	9/16/14*-	Year Ended	9/16/14*-	Year Ended	6/11/14*-	Year Ended	9/16/14*-
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$128,601	$40,992	$38,601	$390	$22,409	$(419)	$181,067	$94,572	$156,714	$(773)
Net realized gain (loss) on investments and foreign currency transactions	2,352	(382)	(16,915)	(704)	(28,954)	12,121	(1,015,112)	(4,936)	870	9,685
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(856,762)	5,133	(618,365)	(116,794)	(440,622)	(157,336)	32,814	(849,916)	(887,509)	(225,587)

Net increase (decrease) in net assets resulting from operations	(725,809)	45,743	(596,679)	(117,108)	(447,167)	(145,634)	(801,231)	(760,280)	(729,925)	(216,675)

Net equalization credits and charges (Note 2)	35,562	—	—	—	—	—	(19,841)	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(118,700)	—	(25,314)	—	(37,871)	—	(231,204)	(5,821)	(8,912)	—
Net realized gains	(610)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(119,310)	—	(25,314)	—	(37,871)	—	(231,204)	(5,821)	(8,912)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,750,850	6,000,000	—	3,000,000	—	3,000,000	—	9,023,738	—	6,000,000
Cost of shares redeemed	—	—	—	—	—	—	(5,004,858)	—	—	—
Net income equalization (Note 2)	(35,562)	—	—	—	—	—	19,841	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	6,715,288	6,000,000	—	3,000,000	—	3,000,000	(4,985,017)	9,023,738	—	6,000,000

Net increase (decrease) in net assets during the year	5,905,731	6,045,743	(621,993)	2,882,892	(485,038)	2,854,366	(6,037,293)	8,257,637	(738,837)	5,783,325
Net assets at beginning of year	6,045,743	—	2,882,892	—	2,854,366	—	8,257,637	—	5,783,325	—

NET ASSETS END OF YEAR (1)	$11,951,474	$6,045,743	$2,260,899	$2,882,892	$2,369,328	$2,854,366	$2,220,344	$8,257,637	$5,044,488	$5,783,325

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	—	100,000	—	100,000	—	150,000	—	100,000
Shares redeemed	—	—	—	—	—	—	(100,000)	—	—	—

Net increase (decrease)	100,000	100,000	—	100,000	—	100,000	(100,000)	150,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$51,278	$40,610	$11,725	$369	$—	$12,853	$35,684	$87,744	$147,135	$8,912

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI United Kingdom Quality Mix ETF		SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P Global Dividend ETF		SPDR S&P International Dividend ETF
		For the Period
	Year Ended	6/11/14*-	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$241,342	$61,755	$305,276	$1,094,248	$761,174	$836,771	$2,283,154	$775,811	$65,199,635	$70,444,331
Net realized gain (loss) on investments and foreign currency transactions	(169,958)	(1,040)	(780,950)	5,486,630	138,457	1,146,097	452,553	285,553	(236,342,312)	67,019,027
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(130,103)	(352,048)	(1,047,267)	(3,608,750)	(147,937)	(2,284,312)	(8,852,762)	(575,700)	(163,003,286)	(86,957,107)

Net increase (decrease) in net assets resulting from operations	(58,719)	(291,333)	(1,522,941)	2,972,128	751,694	(301,444)	(6,117,055)	485,664	(334,145,963)	50,506,251

Net equalization credits and charges (Note 2)	37,608	—	—	—	—	—	331,223	15,686	(191,392)	871,464

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(310,927)	(610)	(818,770)	(1,581,813)	(590,950)	(2,287,511)	(2,598,923)	(774,129)	(65,787,191)	(71,478,207)
Net realized gains	—	—	—	—	—	—	(301,724)	—	—	—

Total distributions to shareholders	(310,927)	(610)	(818,770)	(1,581,813)	(590,950)	(2,287,511)	(2,900,647)	(774,129)	(65,787,191)	(71,478,207)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,180,101	6,000,000	9,767,212	18,324,183	—	—	53,067,531	19,989,175	162,361,436	251,950,147
Cost of shares redeemed	(11,011,633)	—	(8,613,583)	(119,503,938)	(11,983,785)	(22,266,802)	—	—	(238,126,598)	(85,690,252)
Net income equalization (Note 2)	(37,608)	—	—	—	—	—	(331,223)	(15,686)	191,392	(871,464)

Net increase (decrease) in net assets from beneficial interest transactions	(2,869,140)	6,000,000	1,153,629	(101,179,755)	(11,983,785)	(22,266,802)	52,736,308	19,973,489	(75,573,770)	165,388,431

Net increase (decrease) in net assets during the year	(3,201,178)	5,708,057	(1,188,082)	(99,789,440)	(11,823,041)	(24,855,757)	44,049,829	19,700,710	(475,698,316)	145,287,939
Net assets at beginning of year	5,708,057	—	27,121,669	126,911,109	72,750,636	97,606,393	29,199,671	9,498,961	1,450,113,935	1,304,825,996

NET ASSETS END OF YEAR (1)	$2,506,879	$5,708,057	$25,933,587	$27,121,669	$60,927,595	$72,750,636	$73,249,500	$29,199,671	$974,415,619	$1,450,113,935

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	100,000	200,000	400,000	—	—	800,000	300,000	3,600,000	5,100,000
Shares redeemed	(200,000)	—	(200,000)	(2,600,000)	(250,000)	(450,000)	—	—	(6,200,000)	(1,800,000)

Net increase (decrease)	(50,000)	100,000	—	(2,200,000)	(250,000)	(450,000)	800,000	300,000	(2,600,000)	3,300,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$60,153	$180,710	$699,387	$(102,936)	$(343,891)	$(2,708)	$35,341	$6,601,355	$5,786,377

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,019,431	$1,166,533	$10,634,927	$14,165,333	$46,099,392	$32,752,784	$333,882	$385,898	$998,516	$976,690
Net realized gain (loss) on investments and foreign currency transactions	(1,256,796)	4,345,928	(25,473,377)	4,826,776	18,981,711	15,272,479	1,182,319	1,704,705	1,808,939	13,653
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,139,708)	(4,020,643)	(93,883,069)	24,288,920	(21,221,390)	25,625,589	(1,853,450)	(2,228,684)	(3,188,766)	(161,027)

Net increase (decrease) in net assets resulting from operations	(3,377,073)	1,491,818	(108,721,519)	43,281,029	43,859,713	73,650,852	(337,249)	(138,081)	(381,311)	829,316

Net equalization credits and charges (Note 2)	—	—	—	—	652,292	1,802,684	(1,165)	(4,040)	34,294	42,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,317,272)	(1,269,253)	(12,541,035)	(15,106,089)	(54,138,494)	(40,259,506)	(334,910)	(441,020)	(1,034,295)	(1,023,722)
Net realized gains	(4,175,861)	(3,056,290)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(5,493,133)	(4,325,543)	(12,541,035)	(15,106,089)	(54,138,494)	(40,259,506)	(334,910)	(441,020)	(1,034,295)	(1,023,722)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	24,147,721	26,880,442	9,545,721	—	521,262,317	486,791,879	4,080,127	5,846,832	33,260,747	6,105,682
Cost of shares redeemed	(39,478,986)	—	(85,060,588)	(220,214,602)	(84,921,637)	(50,428,622)	(7,510,591)	(5,839,099)	(9,567,653)	—
Net income equalization (Note 2)	—	—	—	—	(652,292)	(1,802,684)	1,165	4,040	(34,294)	(42,871)
Other capital (Note 4)	—	—	375,932	655,796	—	(164)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(15,331,265)	26,880,442	(75,138,935)	(219,558,806)	435,688,388	434,560,409	(3,429,299)	11,773	23,658,800	6,062,811

Net increase (decrease) in net assets during the year	(24,201,471)	24,046,717	(196,401,489)	(191,383,866)	426,061,899	469,754,439	(4,102,623)	(571,368)	22,277,488	5,911,276
Net assets at beginning of year	70,446,162	46,399,445	570,082,186	761,466,052	1,473,131,829	1,003,377,390	18,404,575	18,975,943	42,852,775	36,941,499

NET ASSETS END OF YEAR (1)	$46,244,691	$70,446,162	$373,680,697	$570,082,186	$1,899,193,728	$1,473,131,829	$14,301,952	$18,404,575	$65,130,263	$42,852,775

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	800,000	200,000	—	10,600,000	10,700,000	100,000	150,000	800,000	150,000
Shares redeemed	(1,350,000)	—	(1,900,000)	(4,700,000)	(1,800,000)	(1,200,000)	(200,000)	(150,000)	(250,000)	—

Net increase (decrease)	(550,000)	800,000	(1,700,000)	(4,700,000)	8,800,000	9,500,000	(100,000)	—	550,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$359,077	$581,581	$6,509,733	$7,866,973	$(7,162,702)	$(19,484,396)	$65,965	$60,828	$(19,742)	$(74,898)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$883,304	$536,448	$351,313	$322,674	$1,135,234	$1,076,313	$388,212	$536,137	$186,001	$179,174
Net realized gain (loss) on investments and foreign currency transactions	(809,130)	70,669	(132,036)	431,422	6,286,851	4,554,473	256,805	194,008	(516,745)	(804,084)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,541,578)	(515,923)	(1,692,402)	(440,409)	(8,396,279)	5,005,472	(3,061,091)	(390,310)	(1,156,361)	381,792

Net increase (decrease) in net assets resulting from operations	(9,467,404)	91,194	(1,473,125)	313,687	(974,194)	10,636,258	(2,416,074)	339,835	(1,487,105)	(243,118)

Net equalization credits and charges (Note 2)	38,353	31,461	11,454	(81,523)	31,728	25,355	14,332	(55,237)	717	(453)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(880,204)	(554,858)	(355,265)	(339,282)	(1,138,903)	(1,109,173)	(390,429)	(544,065)	(185,820)	(262,845)
Net realized gains	—	—	—	—	(6,327)	—	—	—	—	—

Total distributions to shareholders	(880,204)	(554,858)	(355,265)	(339,282)	(1,145,230)	(1,109,173)	(390,429)	(544,065)	(185,820)	(262,845)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	16,572,201	8,581,829	5,587,093	6,700,984	32,275,374	9,716,923	3,101,822	12,363,293	—	—
Cost of shares redeemed	(2,329,192)	(1,340,943)	(4,102,395)	(2,279,644)	(21,379,712)	(13,598,412)	(7,297,580)	(1,574,953)	(990,508)	(1,223,889)
Net income equalization (Note 2)	(38,353)	(31,461)	(11,454)	81,523	(31,728)	(25,355)	(14,332)	55,237	(717)	453

Net increase (decrease) in net assets from beneficial interest transactions	14,204,656	7,209,425	1,473,244	4,502,863	10,863,934	(3,906,844)	(4,210,090)	10,843,577	(991,225)	(1,223,436)

Net increase (decrease) in net assets during the year	3,895,401	6,777,222	(343,692)	4,395,745	8,776,238	5,645,596	(7,002,261)	10,584,110	(2,663,433)	(1,729,852)
Net assets at beginning of year	19,312,020	12,534,798	10,923,503	6,527,758	66,124,671	60,479,075	24,323,855	13,739,745	7,603,039	9,332,891

NET ASSETS END OF YEAR (1)	$23,207,421	$19,312,020	$10,579,811	$10,923,503	$74,900,909	$66,124,671	$17,321,594	$24,323,855	$4,939,606	$7,603,039

SHARES OF BENEFICIAL INTEREST:
Shares sold	850,000	300,000	250,000	300,000	650,000	200,000	100,000	400,000	—	—
Shares redeemed	(100,000)	(50,000)	(200,000)	(100,000)	(450,000)	(300,000)	(250,000)	(50,000)	(50,000)	(50,000)

Net increase (decrease)	750,000	250,000	50,000	200,000	200,000	(100,000)	(150,000)	350,000	(50,000)	(50,000)

(1) Including undistributed (distribution in excess of) net investment income	$(6,454)	$1,660	$170,489	$130,491	$(1,914)	$28,846	$94,402	$105,745	$6,163	$10,394

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$130,987	$131,861	$1,298,258	$4,194,166	$1,414,897	$2,191,775
Net realized gain (loss) on investments and foreign currency transactions	423,117	496,168	689,145	1,157,507	3,022,287	(1,888,802)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,248,253)	200,443	(2,599,450)	(3,469,941)	(10,153,837)	4,571,985

Net increase (decrease) in net assets resulting from operations	(694,149)	828,472	(612,047)	1,881,732	(5,716,653)	4,874,958

Net equalization credits and charges (Note 2)	(1,504)	(1,072)	(15,221)	(133,997)	(13,083)	63,992

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(103,108)	(206,790)	(1,274,493)	(4,048,039)	(1,460,201)	(2,223,595)

Total distributions to shareholders	(103,108)	(206,790)	(1,274,493)	(4,048,039)	(1,460,201)	(2,223,595)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	1,543,488	3,867,631	20,600,179	2,732,569	27,067,122
Cost of shares redeemed	(1,587,742)	(1,580,716)	(9,245,790)	(8,487,193)	(38,028,330)	—
Net income equalization (Note 2)	1,504	1,072	15,221	133,997	13,083	(63,992)

Net increase (decrease) in net assets from beneficial interest transactions	(1,586,238)	(36,156)	(5,362,938)	12,246,983	(35,282,678)	27,003,130

Net increase (decrease) in net assets during the year	(2,384,999)	584,454	(7,264,699)	9,946,679	(42,472,615)	29,718,485
Net assets at beginning of year	12,591,491	12,007,037	43,564,606	33,617,927	69,586,839	39,868,354

NET ASSETS END OF YEAR (1)	$10,206,492	$12,591,491	$36,299,907	$43,564,606	$27,114,224	$69,586,839

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	150,000	750,000	150,000	1,450,000
Shares redeemed	(50,000)	(50,000)	(350,000)	(300,000)	(2,150,000)	—

Net increase (decrease)	(50,000)	—	(200,000)	450,000	(2,000,000)	1,450,000

(1) Including undistributed (distribution in excess of) net investment income	$50,873	$24,543	$158,692	$155,258	$31,380	$(203,910)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

																		SPDR EURO		SPDR S&P
																		STOXX		International
																		50		Dividend
																		Currency		Currency
	SPDR STOXX Europe 50 ETF							SPDR EURO STOXX 50 ETF							SPDR EURO STOXX Small Cap ETF			Hedged ETF		Hedged ETF
																For the		For the		For the
																Period		Period		Period
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	6/4/14*-		6/9/15*-		9/15/15*-
	9/30/15	9/30/14		9/30/13		9/30/12	9/30/11	9/30/15	9/30/14	9/30/13		9/30/12	9/30/11		9/30/15	9/30/14		9/30/15		9/30/15

Net asset value, beginning of period	$36.86	$36.47		$31.50		$28.26	$33.39	$39.88	$38.33	$30.96		$28.72	$36.90		$50.65	$60.00		$38.73		$40.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.23	2.03	(2)	1.19		1.25	1.23	1.20	1.32	1.19		1.42	1.63		1.18	0.16		0.63		0.53
Net realized and unrealized gain (loss) (3)	(5.37)	0.22		4.84		3.21	(4.73)	(6.11)	1.46	7.19		1.77	(8.23)		(4.00)	(9.47)		(4.52)		(1.08)

Total from investment operations	(4.14)	2.25		6.03		4.46	(3.50)	(4.91)	2.78	8.38		3.19	(6.60)		(2.82)	(9.31)		(3.89)		(0.55)

Net equalization credits and charges (1)	0.04	0.11		0.13		0.04	(0.03)	(0.01)	0.06	0.13		0.35	(0.00	)(4)	0.40	—		0.22		—

Other capital	—	—		—		—	—	—	—	—		—	—		—	—		—		—

Distributions to shareholders from:
Net investment income	(1.22)	(1.97)		(1.19)		(1.26)	(1.60)	(1.19)	(1.29)	(1.14)		(1.30)	(1.58)		(1.40)	(0.11)		(1.03)		(0.53)

Total distributions	(1.22)	(1.97)		(1.19)		(1.26)	(1.60)	(1.19)	(1.29)	(1.14)		(1.30)	(1.58)		(1.40)	(0.11)		(1.03)		(0.53)

Voluntary contribution from Adviser	—	—		—		—	—	—	—	—		—	—		—	0.07		—		—

Net asset value, end of period	$31.54	$36.86		$36.47		$31.50	$28.26	$33.77	$39.88	$38.33		$30.96	$28.72		$46.83	$50.65		$34.03		$38.92

Total return (5)	(11.36)%	6.33	%(2)	19.94	%(6)	16.25%	(11.37)%	(12.60)%	7.20%	28.10	%(6)	12.90%	(18.88)%		(4.97)%	(15.43	)%(7)	(9.75)%		(1.38)%
Net assets, end of period (in 000’s)	$247,626	$261,730		$109,419		$37,809	$29,684	$4,044,421	$4,949,488	$3,285,263		$993,820	$116,356		$11,708	$7,598		$6,807		$3,892
Ratio of expenses to average net assets	0.29%	0.29%		0.29%		0.29%	0.30%	0.29%	0.29%	0.29%		0.29%	0.30%		0.46%	0.45	%(8)	0.04	%(8)	0.03	%(8)
Ratio of expenses to average net assets before waivers	0.29%	0.29%		0.29%		0.29%	0.30%	0.29%	0.29%	0.29%		0.29%	0.30%		0.46%	0.45	%(8)	0.33	%(8)	0.48	%(8)
Ratio of net investment income (loss) to average net assets	3.50%	5.28	%(2)	3.47%		4.12%	3.55%	3.16%	3.16%	3.43%		4.78%	4.29%		2.33%	0.89	%(8)	5.41	%(8)	30.27	%(8)
Portfolio turnover rate (9)	9%	9%		12%		6%	7%	6%	6%	8%		9%	7%		46%	30%		2%		—%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93% for SPDR STOXX Europe 50 ETF and would have remained 28.10% for SPDR EURO STOXX 50 ETF.
(7)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(8)	Annualized
(9)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI
	International Real
	Estate
	Currency
	Hedged ETF		SPDR S&P Emerging Asia Pacific ETF					SPDR S&P Russia ETF					SPDR S&P China ETF
	For the
	Period
	9/15/15*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15		9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$40.00		$83.84	$75.37	$73.54	$66.85	$82.86	$22.03	$27.19	$28.54	$25.65	$30.01	$76.42	$74.18	$65.45	$57.68	$76.14

Income (loss) from investment operations:
Net investment income (loss) (1)	0.03		1.83	1.74	1.62	1.32	1.52	0.56	0.75	0.70	0.57	0.57	1.92	1.77	1.63	1.68	1.31
Net realized and unrealized gain (loss) (2)	0.49		(11.83)	7.95	1.96	8.00	(13.63)	(7.02)	(5.51)	(0.82)	2.80	(4.53)	(8.34)	1.93	8.72	7.56	(18.48)

Total from investment operations	0.52		(10.00)	9.69	3.58	9.32	(12.11)	(6.46)	(4.76)	(0.12)	3.37	(3.96)	(6.42)	3.70	10.35	9.24	(17.17)

Net equalization credits and charges (1)	—		—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Other capital	—		—	—	—	—	—	—	—	—	—	—	0.02	—	—	—	—

Distributions to shareholders from:
Net investment income	—		(1.22)	(1.22)	(1.75)	(1.71)	(1.29)	(0.67)	(0.40)	(1.23)	(0.48)	(0.29)	(1.29)	(1.46)	(1.62)	(1.47)	(1.29)
Net realized gains	—		—	—	—	(0.92)	(2.61)	—	—	—	—	(0.11)	—	—	—	—	—

Total distributions	—		(1.22)	(1.22)	(1.75)	(2.63)	(3.90)	(0.67)	(0.40)	(1.23)	(0.48)	(0.40)	(1.29)	(1.46)	(1.62)	(1.47)	(1.29)

Net asset value, end of period	$40.52		$72.62	$83.84	$75.37	$73.54	$66.85	$14.90	$22.03	$27.19	$28.54	$25.65	$68.73	$76.42	$74.18	$65.45	$57.68

Total return (3)	1.31%		(12.15)%	12.99%	4.91%	14.40%	(15.55)%	(29.32)%	(17.72)%	(0.41)%	13.40%	(13.58)%	(8.69)%	5.00%	16.20%	16.17%	(22.95)%
Net assets, end of period (in 000’s)	$4,052		$428,447	$687,494	$399,460	$389,769	$514,755	$23,101	$23,135	$31,264	$39,963	$43,611	$817,908	$947,605	$897,623	$759,186	$617,133
Ratio of expenses to average net assets	0.48	%(4)	0.53%	0.59%	0.59%	0.60%	0.60%	0.59%	0.60%	0.60%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.60	%(4)	2.14%	2.17%	2.14%	1.87%	1.83%	3.27%	2.94%	2.56%	2.05%	1.56%	2.32%	2.33%	2.31%	2.56%	1.71%
Portfolio turnover rate (5)	—%		28%	15%	16%	7%	20%	7%	4%	3%	11%	15%	14%	10%	12%	10%	9%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF					SPDR S&P Emerging Markets Dividend ETF						SPDR S&P BRIC 40 ETF
										For the
										Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/23/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11		9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$66.35	$63.14	$63.85	$57.26	$69.89	$36.66	$40.34	$43.70	$43.89	$50.00		$23.23	$23.34	$22.97	$20.92	$25.84

Income (loss) from investment operations:
Net investment income (loss) (1)	1.28	1.39	1.38	1.48	1.36	1.44	1.77	2.45	3.18	2.32		0.48	0.54	0.57	0.54	0.60
Net realized and unrealized gain (loss) (2)	(13.88)	2.85	(0.55)	7.20	(12.20)	(11.68)	(3.86)	(3.87)	(0.78)	(6.96)		(4.62)	(0.22)	0.49	2.09	(5.00)

Total from investment operations	(12.60)	4.24	0.83	8.68	(10.84)	(10.24)	(2.09)	(1.42)	2.40	(4.64)		(4.14)	0.32	1.06	2.63	(4.40)

Net equalization credits and charges (1)	—	—	—	—	—	(0.03)	0.04	0.09	0.01	0.43		—	—	—	—	—

Other capital	—	—	—	0.00 (4)	—	0.01	0.01	0.05	—	—		—	—	—	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(1.33)	(1.03)	(1.54)	(1.41)	(1.15)	(1.34)	(1.64)	(2.08)	(2.60)	(1.28)		(0.57)	(0.43)	(0.69)	(0.58)	(0.52)
Net realized gains	—	—	—	(0.68)	(0.64)	—	—	—	—	—		—	—	—	—	—

Return of capital	—	—	—	—	—	—	—	—	—	(0.62)		—	—	—	—	—

Total distributions	(1.33)	(1.03)	(1.54)	(2.09)	(1.79)	(1.34)	(1.64)	(2.08)	(2.60)	(1.90)		(0.57)	(0.43)	(0.69)	(0.58)	(0.52)

Net asset value, end of period	$52.42	$66.35	$63.14	$63.85	$57.26	$25.06	$36.66	$40.34	$43.70	$43.89		$18.52	$23.23	$23.34	$22.97	$20.92

Total return (5)	(19.34)%	6.73%	1.31%	15.58%	(16.06)%	(28.56)%	(5.16)%	(2.80)%	5.54%	(8.73)%		(18.23)%	1.35%	4.95%	12.82%	(17.49)%
Net assets, end of period (in 000’s)	$188,707	$285,285	$189,412	$166,023	$154,600	$298,163	$491,217	$538,651	$301,515	$54,862		$81,505	$155,662	$247,441	$296,324	$374,453
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.60%	0.53%	0.59%	0.60%	0.61%	0.62	%(6)	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	2.02%	2.12%	2.15%	2.39%	1.90%	4.32%	4.50%	5.71%	6.80%	7.46	%(6)	2.12%	2.30%	2.45%	2.32%	2.23%
Portfolio turnover rate (7)	18%	9%	21%	11%	4%	78%	67%	85%	134%	42%		12%	7%	9%	13%	10%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF					SPDR S&P Emerging Latin America ETF						SPDR S&P Emerging Middle East & Africa ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11		9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$35.19	$40.26	$41.26	$37.16	$45.55	$61.51	$64.16	$71.28	$64.12	$84.48		$70.16	$67.53	$70.76	$62.01	$71.33

Income (loss) from investment operations:
Net investment income (loss) (1)	0.82	1.07	1.02	0.95	1.02	1.13	1.58	1.65	1.76	1.93	(2)	1.69	1.47	1.52	2.13	1.87
Net realized and unrealized gain (loss) (3)	(10.80)	(5.43)	(0.37)	4.22	(8.73)	(24.66)	(2.77)	(7.23)	7.40	(20.76)		(12.64)	2.87	(3.17)	9.44	(9.65)

Total from investment operations	(9.98)	(4.36)	0.65	5.17	(7.71)	(23.53)	(1.19)	(5.58)	9.16	(18.83)		(10.95)	4.34	(1.65)	11.57	(7.78)

Net equalization credits and charges (1)	—	—	—	—	—	—	—	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.09)	(0.71)	(1.65)	(1.07)	(0.68)	(1.25)	(1.46)	(1.54)	(2.00)	(1.53)		(1.96)	(1.71)	(1.58)	(2.82)	(1.54)

Total distributions	(1.09)	(0.71)	(1.65)	(1.07)	(0.68)	(1.25)	(1.46)	(1.54)	(2.00)	(1.53)		(1.96)	(1.71)	(1.58)	(2.82)	(1.54)

Net asset value, end of period	$24.12	$35.19	$40.26	$41.26	$37.16	$36.73	$61.51	$64.16	$71.28	$64.12		$57.25	$70.16	$67.53	$70.76	$62.01

Total return (4)	(28.73)%	(11.01)%	1.68%	14.32%	(17.35)%	(38.76)%	(1.88)%	(7.86)%	14.49%	(22.78	)%(2)	(16.01)%	6.51%	(2.38)%	19.26%	(11.32)%
Net assets, end of period (in 000’s)	$41,009	$66,865	$76,485	$86,639	$118,917	$25,713	$49,208	$70,575	$114,055	$121,832		$40,076	$63,141	$67,535	$91,986	$105,410
Ratio of expenses to average net assets	0.53%	0.59%	0.59%	0.60%	0.61%	0.53%	0.59%	0.59%	0.59%	0.60%		0.53%	0.59%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	2.82%	2.77%	2.48%	2.41%	2.04%	2.24%	2.50%	2.35%	2.43%	2.27	%(2)	2.47%	2.09%	2.26%	3.17%	2.55%
Portfolio turnover rate (5)	7%	15%	6%	6%	10%	6%	5%	10%	7%	12%		4%	23%	2%	7%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF					SPDR S&P International Small Cap ETF					SPDR Dow Jones International Real Estate ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13		9/30/12	9/30/11

Net asset value, beginning of period	$28.46	$28.00	$23.91	$21.37	$24.19	$32.76	$32.82	$27.49	$25.79	$27.92	$41.54	$42.00	$39.29		$32.70	$38.39

Income (loss) from investment operations:
Net investment income (loss) (1)	0.71	0.89	0.73	0.75	0.75	0.57	0.54	0.65	0.57	0.64	1.02	1.39	1.29		1.41	1.57
Net realized and unrealized gain (loss) (2)	(3.25)	0.40	4.04	2.38	(2.89)	(2.14)	0.36	5.37	2.08	(2.14)	(2.07)	0.16	4.01		5.67	(3.82)

Total from investment operations	(2.54)	1.29	4.77	3.13	(2.14)	(1.57)	0.90	6.02	2.65	(1.50)	(1.05)	1.55	5.30		7.08	(2.25)

Net equalization credits and charges (1)	—	—	—	—	—	—	—	—	—	—	(0.01)	(0.06)	0.02		1.06	0.09

Other capital	—	—	—	—	—	—	—	—	0.00 (3)	—	—	—	—		—	—

Distributions to shareholders from:
Net investment income	(0.75)	(0.83)	(0.68)	(0.59)	(0.68)	(0.49)	(0.96)	(0.69)	(0.75)	(0.63)	(1.24)	(1.95)	(2.61)		(1.55)	(3.53)
Net realized gains	—	—	—	—	—	(3.13)	—	—	(0.20)	—	—	—	—		—	—

Total distributions	(0.75)	(0.83)	(0.68)	(0.59)	(0.68)	(3.62)	(0.96)	(0.69)	(0.95)	(0.63)	(1.24)	(1.95)	(2.61)		(1.55)	(3.53)

Net asset value, end of period	$25.17	$28.46	$28.00	$23.91	$21.37	$27.57	$32.76	$32.82	$27.49	$25.79	$39.24	$41.54	$42.00		$39.29	$32.70

Total return (4)	(9.14)%	4.52%	20.27%	14.99%	(9.32)%	(4.77)%	2.69%	22.25%	10.74%	(5.72)%	(2.66)%	3.57%	13.83	%(5)	25.52%	(6.76)%
Net assets, end of period (in 000’s)	$714,914	$825,443	$688,755	$411,282	$119,679	$650,556	$792,719	$813,871	$679,080	$729,907	$4,753,058	$4,903,056	$4,045,899		$3,136,658	$1,996,074
Ratio of expenses to average net assets	0.34%	0.34%	0.34%	0.34%	0.35%	0.47%	0.60%	0.59%	0.59%	0.61%	0.60%	0.59%	0.59%		0.59%	0.61%
Ratio of net investment income (loss) to average net assets	2.53%	3.06%	2.79%	3.28%	2.94%	1.93%	1.59%	2.20%	2.16%	2.12%	2.40%	3.27%	3.10%		3.96%	4.05%
Portfolio turnover rate (6)	8%	17%	2%	8%	2%	17%	51%	21%	2%	22%	8%	8%	11%		11%	10%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83% for SPDR Dow Jones International Real Estate ETF.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF					SPDR S&P Global Natural Resources ETF					SPDR MSCI ACWI ex-US ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$48.84	$43.51	$40.42	$38.94	$40.91	$48.62	$48.54	$50.90	$45.94	$50.76	$35.09	$34.29	$30.49	$27.55	$31.77

Income (loss) from investment operations:
Net investment income (loss) (1)	1.46	1.68	1.99	1.60	1.71	1.51	1.33	1.30	1.14	1.23	0.94	1.17	0.90	0.89	0.95
Net realized and unrealized gain (loss) (2)	(5.62)	5.20	2.71	1.53	(2.03)	(16.27)	(0.10)	(2.41)	4.78	(5.44)	(4.92)	0.72	3.88	2.93	(4.28)

Total from investment operations	(4.16)	6.88	4.70	3.13	(0.32)	(14.76)	1.23	(1.11)	5.92	(4.21)	(3.98)	1.89	4.78	3.82	(3.33)

Net equalization credits and charges (1)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.37)	(1.55)	(1.61)	(1.65)	(1.65)	(1.30)	(1.15)	(1.25)	(0.96)	(0.61)	(0.80)	(1.09)	(0.98)	(0.88)	(0.89)

Total distributions	(1.37)	(1.55)	(1.61)	(1.65)	(1.65)	(1.30)	(1.15)	(1.25)	(0.96)	(0.61)	(0.80)	(1.09)	(0.98)	(0.88)	(0.89)

Net asset value, end of period	$43.31	$48.84	$43.51	$40.42	$38.94	$32.56	$48.62	$48.54	$50.90	$45.94	$30.31	$35.09	$34.29	$30.49	$27.55

Total return (3)	(8.77)%	15.95%	11.99%	8.20%	(1.04)%	(30.97)%	2.39%	(2.09)%	13.07%	(8.56)%	(11.58)%	5.43%	15.96%	14.20%	(10.99)%
Net assets, end of period (in 000’s)	$56,299	$112,333	$52,217	$36,378	$35,045	$569,822	$595,617	$407,763	$414,852	$163,076	$715,311	$575,494	$493,824	$384,218	$363,713
Ratio of expenses to average net assets	0.40%	0.41%	0.50%	0.59%	0.60%	0.40%	0.40%	0.40%	0.40%	0.40%	0.32%	0.35%	0.34%	0.34%	0.35%
Ratio of expenses to average net assets before waivers	0.40%	0.41%	0.50%	0.59%	0.60%	0.40%	0.40%	0.40%	0.40%	0.40%	0.34%	0.35%	0.34%	0.34%	0.35%
Ratio of net investment income (loss) to average net assets	3.03%	3.51%	4.79%	4.02%	4.07%	3.52%	2.63%	2.63%	2.28%	2.13%	2.74%	3.25%	2.76%	3.03%	2.85%
Portfolio turnover rate (4)	7%	14%	74%	10%	6%	21%	18%	31%	18%	32%	8%	3%	2%	8%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

									SPDR MSCI ACWI Low
									Carbon
	SPDR MSCI ACWI IMI ETF								Target ETF		SPDR MSCI EM 50 ETF					SPDR MSCI EM Beyond BRIC ETF			SPDR MSCI EAFE Quality Mix ETF				SPDR MSCI Emerging Markets Quality Mix ETF
							For the		For the					For the			For the				For the				For the
							Period		Period					Period			Period				Period				Period
	Year Ended		Year Ended		Year Ended		2/27/12*-		11/26/14*-		Year Ended	Year Ended	Year Ended	2/27/12*-		Year Ended	12/4/13*-		Year Ended		6/4/14*-		Year Ended		6/4/14*-
	9/30/15		9/30/14		9/30/13		9/30/12		9/30/15		9/30/15	9/30/14	9/30/13	9/30/12		9/30/15	9/30/14		9/30/15		9/30/14		9/30/15		9/30/14

Net asset value, beginning of period	$63.82		$58.20		$50.04		$50.00		$75.00		$48.10	$47.10	$47.31	$50.00		$62.14	$60.00		$57.28		$60.00		$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.74		1.48		1.30		0.88		1.53		1.24	1.15	0.92	0.86		1.06	0.77		1.60		0.45		1.58		0.77
Net realized and unrealized gain (loss) (2)	(5.17)		5.39		8.16		(0.30)		(7.64)		(10.03)	0.59	0.34	(3.09)		(14.44)	1.86		(4.56)		(3.14)		(12.48)		(1.23)

Total from investment operations	(3.43)		6.87		9.46		0.58		(6.11)		(8.79)	1.74	1.26	(2.23)		(13.38)	2.63		(2.96)		(2.69)		(10.90)		(0.46)

Net equalization credits and charges (1)	—		—		—		—		0.03		—	—	—	—		—	—		—		—		—		—

Other capital	—		—		—		—		—		—	—	—	—		—	—		—		—		0.20		0.06

Distributions to shareholders from:
Net investment income	(1.75)		(1.21)		(1.28)		(0.54)		(1.02)		(1.17)	(0.74)	(1.47)	(0.46)		(1.24)	(0.49)		(1.64)		(0.03)		(1.31)		(0.01)
Net realized gains	(0.00	)(3)	(0.04)		(0.02)		—		—		—	—	—	—		—	—		(0.00	)(3)	—		(0.00	)(3)	—

Total distributions	(1.75)		(1.25)		(1.30)		(0.54)		(1.02)		(1.17)	(0.74)	(1.47)	(0.46)		(1.24)	(0.49)		(1.64)		(0.03)		(1.31)		(0.01)

Net asset value, end of period	$58.64		$63.82		$58.20		$50.04		$67.90		$38.14	$48.10	$47.10	$47.31		$47.52	$62.14		$52.68		$57.28		$47.58		$59.59

Total return (4)	(5.61)%		11.77%		19.15%		1.28%		(8.25)%		(18.67)%	3.67%	2.74%	(4.37)%		(21.86)%	4.38%		(5.34)%		(4.48)%		(18.29)%		(0.65)%
Net assets, end of period (in 000’s)	$35,186		$57,434		$5,820		$5,004		$81,474		$3,814	$2,405	$2,355	$4,731		$2,376	$3,107		$5,268		$5,728		$71,371		$5,959
Ratio of expenses to average net assets	0.25%		0.25%		0.25%		0.25	%(5)	0.20	%(5)	0.50%	0.50%	0.50%	0.50	%(5)	0.52%	0.56	%(5)	0.30%		0.30	%(5)	0.30%		0.31	%(5)
Ratio of expenses to average net assets before waivers	0.25%		0.25%		0.25%		0.25	%(5)	0.30	%(5)	0.50%	0.50%	0.50%	0.50	%(5)	0.52%	0.56	%(5)	0.30%		0.30	%(5)	0.30%		0.31	%(5)
Ratio of net investment income (loss) to average net assets	2.70%		2.31%		2.40%		3.08	%(5)	2.42	%(5)	2.73%	2.39%	1.97%	3.16	%(5)	1.85%	1.52	%(5)	2.80%		2.35	%(5)	2.82%		3.85	%(5)
Portfolio turnover rate (6)	3%		0	%(7)	0	%(7)	0	%(7)	4%		9%	17%	7%	4%		9%	50%		14%		0	%(7)	23%		0	%(7)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World Quality Mix ETF				SPDR MSCI Australia Quality Mix ETF				SPDR MSCI Canada Quality Mix ETF			SPDR MSCI Germany Quality Mix ETF			SPDR MSCI Japan Quality Mix ETF			SPDR MSCI Mexico Quality Mix ETF			SPDR MSCI South Korea Quality Mix ETF			SPDR MSCI Spain Quality Mix ETF
			For the				For the			For the			For the			For the			For the			For the			For the
			Period				Period			Period			Period			Period			Period			Period			Period
	Year Ended		6/4/14*-		Year Ended		6/11/14*-		Year Ended	6/11/14*-		Year Ended	6/11/14*-		Year Ended	6/11/14*-		Year Ended	9/16/14*-		Year Ended	9/16/14*-		Year Ended	6/11/14*-
	9/30/15		9/30/14		9/30/15		9/30/14		9/30/15	9/30/14		9/30/15	9/30/14		9/30/15	9/30/14		9/30/15	9/30/14		9/30/15	9/30/14		9/30/15	9/30/14

Net asset value, beginning of period	$59.95		$60.00		$55.90		$60.00		$59.82	$60.00		$53.58	$60.00		$60.46	$60.00		$28.83	$30.00		$28.54	$30.00		$55.05	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.35		0.37		2.48		1.10		1.18	0.39		1.24	0.02	(2)	0.88	0.41		0.39	0.00	(3)	0.22	0.00	(3)	1.86	0.67	(4)
Net realized and unrealized gain (loss) (5)	(2.04)		(0.38)		(13.31)		(5.20)		(13.19)	(0.55)		(5.39)	(6.44)		(0.97)	0.05		(6.36)	(1.17)		(4.69)	(1.46)		(10.25)	(5.56)

Total from investment operations	(0.69)		(0.01)		(10.83)		(4.10)		(12.01)	(0.16)		(4.15)	(6.42)		(0.09)	0.46		(5.97)	(1.17)		(4.47)	(1.46)		(8.39)	(4.89)

Net equalization credits and charges (1)	—		—		0.15		—		0.40	—		0.18	—		0.24	—		—	—		—	—		(0.20)	—

Distributions to shareholders from:
Net investment income	(1.30)		(0.04)		(2.72)		—		(1.61)	(0.02)		(1.17)	(0.00	)(3)	(0.84)	—		(0.25)	—		(0.38)	—		(2.05)	(0.06)
Net realized gains	(0.00	)(3)	—		(0.00	)(3)	—		—	—		—	—		(0.01)	—		—	—		—	—		—	—

Total distributions	(1.30)		(0.04)		(2.72)		—		(1.61)	(0.02)		(1.17)	—		(0.85)	—		(0.25)	—		(0.38)	—		(2.05)	(0.06)

Net asset value, end of period	$57.96		$59.95		$42.50		$55.90		$46.60	$59.82		$48.44	$53.58		$59.76	$60.46		$22.61	$28.83		$23.69	$28.54		$44.41	$55.05

Total return (6)	(1.25)%		(0.02)%		(19.87)%		(6.84)%		(19.84)%	(0.26)%		(7.64)%	(10.70	)%(2)	0.21%	0.76%		(20.76)%	(3.90)%		(15.78)%	(4.85)%		(16.00)%	(8.16	)%(4)
Net assets, end of period (in 000’s)	$5,796		$5,995		$6,375		$5,590		$9,319	$2,991		$9,688	$5,358		$11,951	$6,046		$2,261	$2,883		$2,369	$2,854		$2,220	$8,258
Ratio of expenses to average net assets	0.30%		0.30	%(7)	0.30%		0.30	%(7)	0.30%	0.30	%(7)	0.30%	0.30	%(7)	0.30%	0.30	%(7)	0.40%	0.40	%(7)	0.40%	0.40	%(7)	0.30%	0.30	%(7)
Ratio of net investment income (loss) to average net assets	2.18%		1.90	%(7)	4.77%		5.99	%(7)	2.21%	2.06	%(7)	2.26%	0.11	%(2) (7)	1.38%	2.21	%(7)	1.53%	0.37	%(7)	0.86%	(0.40	)%(7)	3.67%	3.83	%(4) (7)
Portfolio turnover rate (8)	13%		0	%(9)	12%		1%		15%	2%		18%	1%		23%	0%		7%	0%		16%	1%		12%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(3)	Amount is less than $0.005 per share.
(4)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(5)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(7)	Annualized
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(9)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Taiwan Quality Mix ETF			SPDR MSCI United Kingdom Quality Mix ETF			SPDR Russell/Nomura PRIME Japan ETF						SPDR Russell/Nomura Small Cap Japan ETF
		For the			For the
		Period			Period
	Year Ended	9/16/14*-		Year Ended	6/11/14*-		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14		9/30/15	9/30/14		9/30/15	9/30/14	9/30/13		9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$57.83	$60.00		$57.08	$60.00		$45.20	$45.33	$35.57		$37.12	$37.80	$50.17	$51.37	$41.65	$43.79	$39.65

Income (loss) from investment operations:
Net investment income (loss) (1)	1.57	(0.01)		2.18	0.62	(2)	0.56	0.47	0.92		0.66	0.85	0.61	0.53	0.61	0.64	0.69
Net realized and unrealized gain (loss) (3)	(8.87)	(2.16)		(7.43)	(3.53)		(1.18)	(0.01)	9.34		(1.55)	(0.56)	0.48	(0.36)	9.79	(2.00)	4.12

Total from investment operations	(7.30)	(2.17)		(5.25)	(2.91)		(0.62)	0.46	10.26		(0.89)	0.29	1.09	0.17	10.40	(1.36)	4.81

Net equalization credits and charges (1)	—	—		0.34	—		—	—	—		—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.09)	—		(2.03)	(0.01)		(1.36)	(0.59)	(0.50)		(0.66)	(0.97)	(0.49)	(1.37)	(0.68)	(0.78)	(0.67)

Total distributions	(0.09)	—		(2.03)	(0.01)		(1.36)	(0.59)	(0.50)		(0.66)	(0.97)	(0.49)	(1.37)	(0.68)	(0.78)	(0.67)

Net asset value, end of period	$50.44	$57.83		$50.14	$57.08		$43.22	$45.20	$45.33		$35.57	$37.12	$50.77	$50.17	$51.37	$41.65	$43.79

Total return (4)	(12.64)%	(3.61)%		(8.85)%	(4.86	)%(2)	(1.32)%	1.01%	29.11%		(2.33)%	0.56%	2.13%	0.31%	25.23%	(3.05)%	12.17%
Net assets, end of period (in 000’s)	$5,044	$5,783		$2,507	$5,708		$25,934	$27,122	$126,911		$14,227	$14,846	$60,928	$72,751	$97,606	$64,563	$98,537
Ratio of expenses to average net assets	0.40%	0.40	%(5)	0.30%	0.30	%(5)	0.37%	0.50%	0.50%		0.50%	0.51%	0.45%	0.55%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets	2.68%	(0.37	)%(5)	3.90%	3.40	%(2) (5)	1.22%	1.06%	2.18%		1.83%	2.16%	1.20%	1.05%	1.34%	1.54%	1.63%
Portfolio turnover rate (7)	16%	0%		31%	0	%(6)	2%	4%	0	%(6)	1%	3%	19%	28%	13%	22%	10%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Amount shown represents less than 0.5%.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF				SPDR S&P International Dividend ETF						SPDR S&P International Mid Cap ETF
			For the
			Period
	Year Ended	Year Ended	5/29/13*-		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13		9/30/15	9/30/14	9/30/13		9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$64.89	$63.33	$60.00		$46.33	$46.60	$45.27		$45.07	$53.88	$32.02	$33.14	$27.69	$26.04	$28.76

Income (loss) from investment operations:
Net investment income (loss) (1)	2.70	2.99	0.75		2.05	2.41	3.27		3.29	3.48	0.54	0.66	0.67	0.68	0.76
Net realized and unrealized gain (loss) (2)	(6.27)	1.32	3.20		(12.36)	(0.29)	1.20		(0.22)	(9.35)	(1.95)	0.88	5.60	2.57	(2.31)

Total from investment operations	(3.57)	4.31	3.95		(10.31)	2.12	4.47		3.07	(5.87)	(1.41)	1.54	6.27	3.25	(1.55)

Net equalization credits and charges (1)	0.39	0.06	0.01		(0.01)	0.03	(0.00	)(3)	0.14	0.37	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(2.61)	(2.81)	(0.63)		(2.06)	(2.42)	(3.14)		(3.01)	(3.31)	(0.64)	(0.75)	(0.75)	(0.84)	(0.70)
Net realized gains	(0.50)	—	—		—	—	—		—	—	(1.94)	(1.91)	(0.07)	(0.76)	(0.47)

Total distributions	(3.11)	(2.81)	(0.63)		(2.06)	(2.42)	(3.14)		(3.01)	(3.31)	(2.58)	(2.66)	(0.82)	(1.60)	(1.17)

Net asset value, end of period	$58.60	$64.89	$63.33		$33.95	$46.33	$46.60		$45.27	$45.07	$28.03	$32.02	$33.14	$27.69	$26.04

Total return (4)	(5.17)%	6.85%	6.61%		(22.86)%	4.43%	10.24%		7.45%	(11.06)%	(4.53)%	4.63%	23.07%	13.27%	(6.00)%
Net assets, end of period (in 000’s)	$73,250	$29,200	$9,499		$974,416	$1,450,114	$1,304,826		$1,000,522	$482,266	$46,245	$70,446	$46,399	$35,993	$36,461
Ratio of expenses to average net assets	0.40%	0.40%	0.40	%(5)	0.46%	0.46%	0.45%		0.45%	0.46%	0.45%	0.46%	0.45%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets	4.16%	4.46%	3.61	%(5)	4.84%	4.96%	6.97%		7.11%	6.24%	1.79%	1.98%	2.23%	2.56%	2.49%
Portfolio turnover rate (6)	31%	37%	10%		76%	62%	121%		127%	142%	29%	41%	53%	28%	32%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF						SPDR Dow Jones Global Real Estate ETF					SPDR S&P International Consumer Discretionary Sector ETF
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13		9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15		9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$48.31	$46.15	$44.43		$40.57	$54.62	$44.24	$42.16	$40.56	$32.58	$36.00	$36.81		$37.95	$27.65	$25.05	$26.90

Income (loss) from investment operations:
Net investment income (loss) (1)	1.01	1.01	0.95		0.96	0.99	1.17	1.23	1.16	1.12	1.16	0.80		0.72	0.68	0.52	0.47
Net realized and unrealized gain (loss) (2)	(11.19)	2.11	1.81		5.15	(13.25)	1.04	2.24	2.21	7.52	(2.00)	(1.07)		(1.00)	10.26	3.11	(1.79)

Total from investment operations	(10.18)	3.12	2.76		6.11	(12.26)	2.21	3.47	3.37	8.64	(0.84)	(0.27)		(0.28)	10.94	3.63	(1.32)

Net equalization credits and charges (1)	—	—	—		—	—	0.02	0.07	0.10	0.58	0.08	(0.00	)(3)	(0.01)	(0.02)	(0.13)	(0.03)

Other capital	0.04	0.05	0.03		0.04	—	—	—	—	—	—	—		—	—	—	—

Distributions to shareholders from:
Net investment income	(1.17)	(1.01)	(1.07)		(0.92)	(0.34)	(1.36)	(1.46)	(1.87)	(1.24)	(2.66)	(0.79)		(0.85)	(0.62)	(0.51)	(0.50)
Net realized gains	—	—	—		(1.37)	(1.45)	—	—	—	—	—	—		—	—	(0.39)	—

Total distributions	(1.17)	(1.01)	(1.07)		(2.29)	(1.79)	(1.36)	(1.46)	(1.87)	(1.24)	(2.66)	(0.79)		(0.85)	(0.62)	(0.90)	(0.50)

Net asset value, end of period	$37.00	$48.31	$46.15		$44.43	$40.57	$45.11	$44.24	$42.16	$40.56	$32.58	$35.75		$36.81	$37.95	$27.65	$25.05

Total return (4)	(21.38)%	6.90%	6.29	%(5)	16.09%	(23.36)%	4.96%	8.44%	8.61%	28.56%	(2.80)%	(0.85)%		(0.91)%	39.94%	14.40%	(5.33)%
Net assets, end of period (in 000’s)	$373,681	$570,082	$761,466		$897,446	$908,812	$1,899,194	$1,473,132	$1,003,377	$543,476	$273,706	$14,302		$18,405	$18,976	$5,529	$11,271
Ratio of expenses to average net assets	0.65%	0.65%	0.65%		0.66%	0.66%	0.50%	0.50%	0.50%	0.50%	0.50%	0.44%		0.50%	0.50%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	2.26%	2.10%	2.05%		2.27%	1.85%	2.46%	2.77%	2.71%	2.96%	3.08%	2.07%		1.84%	2.04%	1.96%	1.61%
Portfolio turnover rate (6)	12%	23%	18%		22%	70%	6%	7%	8%	8%	9%	9%		2%	2%	5%	9%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29% for SPDR S&P Emerging Markets Small Cap ETF.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF						SPDR S&P International Energy Sector ETF					SPDR S&P International Financial Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15	9/30/14	9/30/13	9/30/12		9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$38.96	$38.89	$34.52	$29.60		$29.80	$25.75	$25.07	$25.31	$22.46	$24.52	$21.85	$21.76	$17.67	$15.47	$19.60

Income (loss) from investment operations:
Net investment income (loss) (1)	0.85	0.96	0.92	0.82		0.88	0.78	0.89	0.81	0.79	0.70	0.62	0.72	0.70	0.64	0.69
Net realized and unrealized gain (loss) (2)	0.45	0.04	4.25	4.90		(0.37)	(10.33)	0.60	(0.28)	2.89	(2.10)	(2.62)	0.39	4.27	2.15	(4.09)

Total from investment operations	1.30	1.00	5.17	5.72		0.51	(9.55)	1.49	0.53	3.68	(1.40)	(2.00)	1.11	4.97	2.79	(3.40)

Net equalization credits and charges (1)	0.03	0.04	0.04	(0.00	)(3)	0.15	0.03	0.05	0.03	(0.02)	0.00 (3)	0.02	(0.18)	(0.11)	(0.07)	(0.01)

Distributions to shareholders from:
Net investment income	(0.82)	(0.97)	(0.84)	(0.80)		(0.86)	(0.76)	(0.86)	(0.80)	(0.81)	(0.66)	(0.63)	(0.84)	(0.77)	(0.52)	(0.72)

Total distributions	(0.82)	(0.97)	(0.84)	(0.80)		(0.86)	(0.76)	(0.86)	(0.80)	(0.81)	(0.66)	(0.63)	(0.84)	(0.77)	(0.52)	(0.72)

Net asset value, end of period	$39.47	$38.96	$38.89	$34.52		$29.60	$15.47	$25.75	$25.07	$25.31	$22.46	$19.24	$21.85	$21.76	$17.67	$15.47

Total return (4)	3.41%	2.61%	15.20%	19.51%		2.08%	(37.45)%	6.04%	2.35%	16.44%	(6.14)%	(9.25)%	4.23%	27.98%	18.02%	(17.99)%
Net assets, end of period (in 000’s)	$65,130	$42,853	$36,941	$18,986		$19,239	$23,207	$19,312	$12,535	$11,389	$12,355	$10,580	$10,924	$6,528	$3,534	$7,735
Ratio of expenses to average net assets	0.43%	0.50%	0.50%	0.50%		0.51%	0.43%	0.50%	0.50%	0.50%	0.51%	0.44%	0.51%	0.50%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	2.12%	2.40%	2.47%	2.53%		2.81%	3.95%	3.30%	3.30%	3.16%	2.55%	2.92%	3.19%	3.50%	3.94%	3.47%
Portfolio turnover rate (5)	5%	5%	4%	7%		2%	5%	9%	2%	6%	4%	12%	20%	2%	6%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF						SPDR S&P International Industrial Sector ETF						SPDR S&P International Materials Sector ETF
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	9/30/15		9/30/14	9/30/13	9/30/12	9/30/11	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11		9/30/15		9/30/14		9/30/13	9/30/12		9/30/11

Net asset value, beginning of period	$48.98		$41.71	$35.15	$29.55	$29.46	$30.40	$30.53	$24.67	$22.46	$25.65		$21.72		$23.33		$23.68	$22.83		$26.34

Income (loss) from investment operations:
Net investment income (loss) (1)	0.73		0.81	0.77	0.86	0.74	0.55	0.68	0.63	0.55	0.62		0.59	(2)	0.46		0.44	0.42		0.42
Net realized and unrealized gain (loss) (3)	(0.67)		7.30	6.53	5.57	0.04	(3.77)	(0.07)	6.18	2.32	(3.23)		(5.23)		(1.40)		(0.31)	0.87		(3.51)

Total from investment operations	0.06		8.11	7.30	6.43	0.78	(3.22)	0.61	6.81	2.87	(2.61)		(4.64)		(0.94)		0.13	1.29		(3.09)

Net equalization credits and charges (1)	0.02		0.02	0.07	(0.01)	0.05	0.02	(0.07)	(0.21)	(0.10)	(0.01)		0.00	(4)	(0.00	)(4)	(0.01)	0.01		(0.03)

Distributions to shareholders from:
Net investment income	(0.74)		(0.86)	(0.81)	(0.82)	(0.74)	(0.55)	(0.67)	(0.74)	(0.56)	(0.57)		(0.61)		(0.67)		(0.47)	(0.45)		(0.39)
Net realized gains	(0.00	)(4)	—	—	—	—	—	—	—	—	—		—		—		—	—		—

Total distributions	(0.74)		(0.86)	(0.81)	(0.82)	(0.74)	(0.55)	(0.67)	(0.74)	(0.56)	(0.57)		(0.61)		(0.67)		(0.47)	(0.45)		(0.39)

Net asset value, end of period	$48.32		$48.98	$41.71	$35.15	$29.55	$26.65	$30.40	$30.53	$24.67	$22.46		$16.47		$21.72		$23.33	$23.68		$22.83

Total return (5)	0.10%		19.57%	21.14%	22.03%	2.69%	(10.70)%	1.67%	27.19%	12.53%	(10.62)%		(21.82	)%(2)	(4.19)%		0.43%	5.79%		(12.12)%
Net assets, end of period (in 000’s)	$74,901		$66,125	$60,479	$28,123	$19,207	$17,322	$24,324	$13,740	$8,635	$20,211		$4,940		$7,603		$9,333	$11,842		$19,403
Ratio of expenses to average net assets	0.44%		0.50%	0.50%	0.50%	0.50%	0.45%	0.51%	0.50%	0.50%	0.50%		0.45%		0.52%		0.50%	0.50%		0.51%
Ratio of net investment income (loss) to average net assets	1.44%		1.76%	1.98%	2.70%	2.37%	1.85%	2.17%	2.29%	2.27%	2.22%		2.88	%(2)	1.95%		1.90%	1.77%		1.42%
Portfolio turnover rate (7)	11%		13%	8%	14%	5%	12%	4%	7%	11%	0	%(6)	2%		15%		8%	0	%(6)	1%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amount to $0.13 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2015, the total return would have been (22.96)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(6)	Amount shown represents less than 0.5%.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF							SPDR S&P International Telecommunications Sector ETF							SPDR S&P International Utilities Sector ETF
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/15		9/30/14		9/30/13	9/30/12	9/30/11	9/30/15	9/30/14		9/30/13	9/30/12	9/30/11		9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of period	$31.48		$30.02		$24.18	$22.00	$24.76	$25.63	$26.89		$22.82	$22.65	$24.30		$18.81	$17.72	$16.39	$17.38	$20.55

Income (loss) from investment operations:
Net investment income (loss) (1)	0.37		0.32		0.31	0.29	0.34	0.77	3.19	(2)	0.98	1.45	1.22	(3)	0.60	0.69	0.65	0.85	0.92	(4)
Net realized and unrealized gain (loss) (5)	(2.40)		1.62		5.89	2.37	(2.68)	(1.41)	(1.01)		4.01	0.10	(1.54)		(2.82)	1.04	1.33	(1.24)	(3.20)

Total from investment operations	(2.03)		1.94		6.20	2.66	(2.34)	(0.64)	2.18		4.99	1.55	(0.32)		(2.22)	1.73	1.98	(0.39)	(2.28)

Net equalization credits and charges (1)	(0.00	)(6)	(0.00	)(6)	(0.06)	(0.03)	0.00 (6)	(0.01)	(0.10)		0.01	(0.01)	0.01		(0.01)	0.02	0.06	0.14	0.02

Distributions to shareholders from:
Net investment income	(0.29)		(0.48)		(0.30)	(0.31)	(0.33)	(0.78)	(3.34)		(0.93)	(1.37)	(1.34)		(0.63)	(0.66)	(0.71)	(0.74)	(0.91)
Net realized gains	—		—		—	(0.14)	(0.09)	—	—		—	—	—		—	—	—	—	—

Total distributions	(0.29)		(0.48)		(0.30)	(0.45)	(0.42)	(0.78)	(3.34)		(0.93)	(1.37)	(1.34)		(0.63)	(0.66)	(0.71)	(0.74)	(0.91)

Net asset value, end of period	$29.16		$31.48		$30.02	$24.18	$22.00	$24.20	$25.63		$26.89	$22.82	$22.65		$15.95	$18.81	$17.72	$16.39	$17.38

Total return (7)	(6.50)%		6.43%		25.54%	12.06%	(9.74)%	(2.70)%	7.43	%(2)	22.68%	7.23%	(1.66	)%(3)	(11.98)%	9.86%	12.79%	(1.30)%	(11.45	)%(4)
Net assets, end of period (in 000’s)	$10,206		$12,591		$12,007	$10,881	$18,702	$36,300	$43,565		$33,618	$25,098	$12,458		$27,114	$69,587	$39,868	$25,403	$9,561
Ratio of expenses to average net assets	0.45%		0.53%		0.50%	0.50%	0.51%	0.44%	0.51%		0.50%	0.50%	0.51%		0.45%	0.50%	0.50%	0.50%	0.51%
Ratio of net investment income (loss) to average net assets	1.14%		1.00%		1.13%	1.21%	1.27%	2.94%	11.54	%(2)	4.18%	6.48%	4.84	%(3)	3.38%	3.65%	3.87%	5.15%	4.49	%(4)
Portfolio turnover rate (8)	5%		4%		13%	6%	1%	21%	16%		7%	3%	8%		6%	8%	1%	8%	2%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(4)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(5)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6)	Amount is less than $0.005 per share.
(7)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2015, the Trust offered fifty-four (54) portfolios, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees to authorize the issuance of unlimited number of shares of beneficial interest at a $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund” and collectively the “Funds”):

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX Small Cap ETF
SPDR EURO STOXX 50 Currency Hedged ETF
SPDR S&P International Dividend Currency Hedged ETF
SPDR MSCI International Real Estate Currency Hedged ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Russia ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P World ex-US ETF
SPDR S&P International Small Cap ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P Global Natural Resources ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EM 50 ETF
SPDR MSCI EM Beyond BRIC ETF
SPDR MSCI EAFE Quality Mix ETF
SPDR MSCI Emerging Markets Quality Mix ETF
SPDR MSCI World Quality Mix ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Mexico Quality Mix ETF
SPDR MSCI South Korea Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI Taiwan Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

On March 31, 2015, the SPDR S&P Small Cap Emerging Asia Pacific ETF Fund was liquidated and closed.

Each fund is classified as a non-diversified investment company under the 1940 Act.

SPDR MSCI ACWI Low Carbon Target ETF was formed on November 25, 2014 and commenced operations on November 26, 2014. SPDR EURO STOXX 50 Currency Hedged ETF was formed on June 8, 2015 and commenced operations on June 9, 2015. SPDR S&P International Dividend Currency Hedged ETF and SPDR MSCI International Real Estate Currency Hedged ETF were formed on September 14, 2015 and commenced operations on September 15, 2015.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to valuation policies and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. Unless otherwise indicated on the Schedules of Investments, the values of the securities of the Funds are determined based on Level 1 inputs.

The SPDR S&P China ETF and SPDR S&P Global Infrastructure ETF had transfers from Level 1 to Level 2 during the period ended September 30, 2015 in the amount of $8,332,067 and $571,099, respectively, resulting from the temporary suspension of trading/halt or delisting of securities. At September 30, 2015 these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2014 these investments were valued at exchange closing prices in accordance with Fund’s valuation policy.

All transfers are recognized as of the end of the reporting period.

The following table summarizes the value of each Funds’ investments according to the fair value hierarchy as of September 30, 2015:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$246,632,122	$—	$—	$246,632,122
SPDR EURO STOXX 50 ETF	4,071,374,899	—	—	4,071,374,899
SPDR EURO STOXX Small Cap ETF	11,714,098	—	—	11,714,098
SPDR EURO STOXX 50 Currency Hedged ETF	6,801,391	—	—	6,801,391

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR S&P International Dividend Currency Hedged ETF	$3,895,371	$—	$—		$3,895,371
SPDR MSCI International Real Estate Currency Hedged ETF	4,043,914	—	—		4,043,914
SPDR S&P Emerging Asia Pacific ETF	447,156,433	3,755,401	362,658		451,274,492
SPDR S&P Russia ETF	22,575,500	—	—		22,575,500
SPDR S&P China ETF	903,574,626	9,332,911	1,498,141		914,405,678
SPDR S&P Emerging Markets ETF	198,531,819	720,616	36,559		199,288,994
SPDR S&P Emerging Markets Dividend ETF	313,607,714	—	—		313,607,714
SPDR S&P BRIC 40 ETF	84,102,093	—	—		84,102,093
SPDR S&P Emerging Europe ETF	40,822,087	86,667	—		40,908,754
SPDR S&P Emerging Latin America ETF	27,571,777	827	—	**	27,572,604
SPDR S&P Emerging Middle East & Africa ETF	44,951,792	—	—	**	44,951,792
SPDR S&P World ex-US ETF	760,454,957	464,774	—	**	760,919,731
SPDR S&P International Small Cap ETF	768,032,141	1,226,530	—	**	769,258,671
SPDR Dow Jones International Real Estate ETF	4,822,550,794	—	—	**	4,822,550,794
SPDR S&P Global Infrastructure ETF	61,100,029	571,099	—		61,671,128
SPDR S&P Global Natural Resources ETF	619,688,999	—	—		619,688,999
SPDR MSCI ACWI ex-US ETF	746,927,450	1,304,111	—	**	748,231,561
SPDR MSCI ACWI IMI ETF	41,782,056	20,932	—		41,802,988
SPDR MSCI ACWI Low Carbon Target ETF	81,158,496	31,051	—	**	81,189,547
SPDR MSCI EM 50 ETF	4,224,560	—	—		4,224,560
SPDR MSCI EM Beyond BRIC ETF	2,464,917	—	—		2,464,917
SPDR MSCI EAFE Quality Mix ETF	5,235,540	716	—		5,236,256
SPDR MSCI Emerging Markets Quality Mix ETF	71,071,586	20,670	—	**	71,092,256
SPDR MSCI World Quality Mix ETF	5,773,201	307	—		5,773,508
SPDR MSCI Australia Quality Mix ETF	6,297,067	13,492	—		6,310,559
SPDR MSCI Canada Quality Mix ETF	9,285,036	—	—		9,285,036
SPDR MSCI Germany Quality Mix ETF	9,659,144	—	—		9,659,144
SPDR MSCI Japan Quality Mix ETF	11,855,145	—	—		11,855,145
SPDR MSCI Mexico Quality Mix ETF	2,252,972	—	—		2,252,972
SPDR MSCI South Korea Quality Mix ETF	2,371,414	—	—		2,371,414
SPDR MSCI Spain Quality Mix ETF	2,216,123	—	—		2,216,123
SPDR MSCI Taiwan Quality Mix ETF	5,016,197	—	—		5,016,197
SPDR MSCI United Kingdom Quality Mix ETF	2,486,761	—	—		2,486,761
SPDR Russell/Nomura PRIME Japan ETF	30,549,807	—	—		30,549,807
SPDR Russell/Nomura Small Cap Japan ETF	75,026,462	—	—	**	75,026,462
SPDR S&P Global Dividend ETF	83,822,118	—	—		83,822,118
SPDR S&P International Dividend ETF	1,122,808,550	—	—		1,122,808,550
SPDR S&P International Mid Cap ETF	52,461,032	—	—	**	52,461,032

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR S&P Emerging Markets Small Cap ETF	$400,715,445	$1,251,122	$2,370,734		$404,337,301
SPDR Dow Jones Global Real Estate ETF	1,917,946,579	—	—	**	1,917,946,579
SPDR S&P International Consumer Discretionary Sector ETF	16,257,072	—	—		16,257,072
SPDR S&P International Consumer Staples Sector ETF	68,236,803	—	—	**	68,236,803
SPDR S&P International Energy Sector ETF	26,404,299	136,902	—	**	26,541,201
SPDR S&P International Financial Sector ETF	11,728,120	—	—	**	11,728,120
SPDR S&P International Health Care Sector ETF	80,858,634	47,346	—		80,905,980
SPDR S&P International Industrial Sector ETF	18,270,085	—	—		18,270,085
SPDR S&P International Materials Sector ETF	5,518,275	—	—	**	5,518,275
SPDR S&P International Technology Sector ETF	11,492,931	—	—		11,492,931
SPDR S&P International Telecommunications Sector ETF	37,636,665	—	—		37,636,665
SPDR S&P International Utilities Sector ETF	29,448,837	—	—		29,448,837

*	Fund held Level 2 securities that were valued at $0 at September 30, 2015.
**	Fund held Level 3 securities that were valued at $0 at September 30, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Assets — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR EURO STOXX 50 Currency Hedged ETF — Forward Foreign Currency Contracts	$—	$33,758	$—	$33,758
SPDR S&P International Dividend Currency Hedged ETF — Forward Foreign Currency Contracts	—	51,932	—	51,932
SPDR MSCI International Real Estate Currency Hedged ETF — Forward Foreign Currency Contracts	—	35,186	—	35,186

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Liabilities — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR EURO STOXX 50 Currency Hedged ETF — Futures Contracts	$(3,159)	$—	$—	$(3,159)
SPDR EURO STOXX 50 Currency Hedged ETF — Forward Foreign Currency Contracts	$—	$(3,365)	$—	$(3,365)
SPDR S&P International Dividend Currency Hedged ETF — Forward Foreign Currency Contracts	—	(2,413)	—	(2,413)
SPDR MSCI International Real Estate Currency Hedged ETF — Forward Foreign Currency Contracts	—	(2,157)	—	(2,157)
SPDR S&P Emerging Markets ETF — Futures Contracts	(1,989)	—	—	(1,989)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and forward foreign currency contracts.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income, if any, is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilize equalization:

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX Small Cap ETF
SPDR EURO STOXX 50 Currency Hedged ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR Dow Jones International Real Estate ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policies and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Futures

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Funds for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statements of Assets and Liabilities as Receivable or Payable from broker — variation margin on open futures contracts. The Funds recognize a realized gain or loss when a contract is closed, which is recorded on the Statements of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2015, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Investment exposure to correlate closely with the index
SPDR S&P Emerging Markets ETF	Return enhancement, hedging and exposing cash reserves to markets

Forward Foreign Currency Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended September 30, 2015, the following Funds entered into forward foreign currency contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR S&P International Dividend Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR MSCI International Real Estate Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2015 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Foreign
		Exchange	Equity
		Contracts	Contracts
		Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF (a)	Futures Contract	$—	$22,634	$22,634
SPDR EURO STOXX 50 Currency Hedged ETF (b)	Forward Contracts	33,758	—	33,758
SPDR S&P International Dividend Currency Hedged ETF (b)	Forward Contracts	51,932	—	51,932
SPDR MSCI International Real Estate Currency Hedged ETF (b)	Forward Contracts	35,186	—	35,186
SPDR S&P Emerging Markets ETF (a)	Futures Contract	—	64,249	64,249

(a) Receivable from broker — variation margin on open futures contracts
(b) Unrealized appreciation on forward foreign currency contracts

		Liability Derivatives
		Foreign
		Exchange	Equity
		Contracts	Contracts
		Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF (a)	Forward Contracts	$(3,365)	$—	$(3,365)
SPDR S&P International Dividend Currency Hedged ETF (a)	Forward Contracts	(2,413)	—	(2,413)
SPDR MSCI International Real Estate Currency Hedged ETF (a)	Forward Contracts	(2,157)	—	(2,157)

(a) Unrealized depreciation on forward foreign currency contracts

		Net Realized Gain (Loss)
		Foreign
		Exchange	Equity
		Contracts	Contracts
		Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF (a)	Futures Contract	$—	$(16,867)	$(16,867)
SPDR EURO STOXX 50 Currency Hedged ETF (b)	Forward Contracts	(434)	—	(434)
SPDR S&P Emerging Markets ETF (a)	Futures Contract	—	(44,762)	(44,762)

(a) Net realized gain/loss on futures
(b) Net realized gain (loss) on foreign currency transactions

		Net Change In Unrealized Appreciation (Depreciation)
		Foreign
		Exchange	Equity
		Contracts	Contracts
		Risk	Risk	Total

SPDR EURO STOXX 50 Currency Hedged ETF (a)	Futures Contract	$—	$(3,159)	$(3,159)
SPDR EURO STOXX 50 Currency Hedged ETF (b)	Forward Contracts	30,393	—	30,393
SPDR S&P International Dividend Currency Hedged ETF (b)	Forward Contracts	49,519	—	49,519

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Net Change In Unrealized Appreciation (Depreciation)
		Foreign
		Exchange	Equity
		Contracts	Contracts
		Risk	Risk	Total

SPDR MSCI International Real Estate Currency Hedged ETF (b)	Forward Contracts	$33,029	$—	$33,029
SPDR S&P Emerging Markets ETF (a)	Futures Contract	—	47,404	47,404

(a) Net change in unrealized appreciation (depreciation) on futures
(b) Net change in unrealized appreciation (depreciation) on foreign currency transactions

During the period ended September 30, 2015, average notional value related to futures contracts and forward contracts were as follows:

	Average Notional Value	Percent of Net Assets

SPDR EURO STOXX 50 Currency Hedged ETF — Futures	$149,169	2%
SPDR EURO STOXX 50 Currency Hedged ETF — Forwards	18,254,081	268%
SPDR S&P International Dividend Currency Hedged ETF — Forwards	12,195,965	313%
SPDR MSCI International Real Estate Currency Hedged ETF — Forwards	12,151,621	300%
SPDR S&P Emerging Markets ETF — Futures	3,142,051	2%

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at September 30, 2015.

SPDR EURO STOXX 50 Currency Hedged ETF

				Collateral
	Gross Amounts	Offset	Net Asset	(Received)/	Net
Counterparty	of Assets	Amount	Balance	Pledged	Amount

Bank of America N.A.	$6,674	$—	$6,674	$—	$6,674
Bank of Montreal	6,659	(1,615)	5,044	—	5,044
BNP Paribas SA	6,714	(1,584)	5,130	—	5,130
HSBC Bank	1	(1)	—	—	—
Royal Bank of Canada	1	(1)	—	—	—
Societe Generale	312	—	312	—	312
Standard Chartered Bank	6,713	—	6,713	—	6,713
Toronto Dominion Bank	6,681	—	6,681	—	6,681
UBS AG	3	(2)	1	—	1

	$33,758	$(3,203)	$30,555	$—	$30,555

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

				Collateral
	Gross Amounts	Offset	Net Liability	(Received)/	Net
Counterparty	of Liabilities	Amount	Balance	Pledged	Amount

Bank of Montreal	$(1,615)	$1,615	$—	$—	$—
BNP Paribas SA	(1,584)	1,584	—	—	—
Citibank N.A.	(76)	—	(76)	—	(76)
Goldman Sachs	(73)	—	(73)	—	(73)
HSBC Bank	(3)	1	(2)	—	(2)
Royal Bank of Canada	(12)	1	(11)	—	(11)
UBS AG	(2)	2	—	—	—

	$(3,365)	$3,203	$(162)	$—	$(162)

SPDR S&P International Dividend Currency Hedged ETF

				Collateral
	Gross Amounts	Offset	Net Asset	(Received)/	Net
Counterparty	of Assets	Amount	Balance	Pledged	Amount

Bank of America N.A.	$5,018	$—	$5,018	$—	$5,018
Bank of Montreal	11,586	(19)	11,567	—	11,567
BNP Paribas SA	16,469	—	16,469	—	16,469
Citibank N.A.	6,921	(2,121)	4,800	—	4,800
Goldman Sachs	28	(28)	—	—	—
HSBC Bank	7	(7)	—	—	—
Royal Bank of Canada	11,064	(15)	11,049	—	11,049
Societe Generale	818	(207)	611	—	611
UBS AG	21	—	21	—	21

	$51,932	$(2,397)	$49,535	$—	$49,535

				Collateral
	Gross Amounts	Offset	Net Liability	(Received)/	Net
Counterparty	of Liabilities	Amount	Balance	Pledged	Amount

Bank of Montreal	$(19)	$19	$—	$—	$—
Citibank N.A.	(2,121)	2,121	—	—	—
Goldman Sachs	(43)	28	(15)	—	(15)
HSBC Bank	(8)	7	(1)	—	(1)
Royal Bank of Canada	(15)	15	—	—	—
Societe Generale	(207)	207	—	—	—

	$(2,413)	$2,397	$(16)	$—	$(16)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

SPDR MSCI International Real Estate Currency Hedged ETF

				Collateral
	Gross Amounts	Offset	Net Asset	(Received)/	Net
Counterparty	of Assets	Amount	Balance	Pledged	Amount

Bank of America N.A.	$12,351	$—	$12,351	$—	$12,351
Bank of Montreal	12,205	(41)	12,164	—	12,164
Citibank N.A	485	(299)	186	—	186
Royal Bank of Canada	10,145	(7)	10,138	—	10,138

	$35,186	$(347)	$34,839	$—	$34,839

				Collateral
	Gross Amounts	Offset	Net Liability	(Received)/	Net
Counterparty	of Liabilities	Amount	Balance	Pledged	Amount

Bank of Montreal	$(41)	$41	$—	$—	$—
BNP Paribas SA	(1,671)	—	(1,671)	—	(1,671)
Citibank N.A.	(299)	299	—	—	—
Goldman Sachs	(3)	—	(3)	—	(3)
HSBC Bank	(111)	—	(111)	—	(111)
Royal Bank of Canada	(7)	7	—	—	—
UBS AG	(25)	—	(25)	—	(25)

	$(2,157)	$347	$(1,810)	$—	$(1,810)

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the tax positions for the open tax years as of September 30, 2015 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax provisions that require recognition of tax liability.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

For the period ended September 30, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$4,311,706
SPDR EURO STOXX 50 ETF	187,262,865
SPDR EURO STOXX Small Cap ETF	(268,259)
SPDR EURO STOXX 50 Currency Hedged ETF	—
SPDR S&P International Dividend Currency Hedged ETF	—
SPDR MSCI International Real Estate Currency Hedged ETF	—
SPDR S&P Emerging Asia Pacific ETF	12,236,910
SPDR S&P Russia ETF	1,482,049
SPDR S&P China ETF	31,394,955
SPDR S&P Emerging Markets ETF	3,625,602
SPDR S&P Emerging Markets Dividend ETF	(2,467,332)
SPDR S&P BRIC 40 ETF	(5,240,544)
SPDR S&P Emerging Europe ETF	(2,202,948)
SPDR S&P Emerging Latin America ETF	(2,301,719)
SPDR S&P Emerging Middle East & Africa ETF	(61,771)
SPDR S&P World ex-US ETF	27,406,799
SPDR S&P International Small Cap ETF	6,017,110
SPDR Dow Jones International Real Estate ETF	64,553,723
SPDR S&P Global Infrastructure ETF	2,816,906
SPDR S&P Global Natural Resources ETF	8,042,283
SPDR MSCI ACWI ex-US ETF	21,381,795
SPDR MSCI ACWI IMI ETF	3,952,932
SPDR MSCI ACWI Low Carbon Target ETF	—
SPDR MSCI EM 50 ETF	—
SPDR MSCI EM Beyond BRIC ETF	—
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	(267,391)
SPDR MSCI Canada Quality Mix ETF	—
SPDR MSCI Germany Quality Mix ETF	(371,005)
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	(924,411)
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	(70,400)
SPDR Russell/Nomura PRIME Japan ETF	(606,272)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell/Nomura Small Cap Japan ETF	$(888,409)
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	(2,839,032)
SPDR S&P International Mid Cap ETF	3,528,705
SPDR S&P Emerging Markets Small Cap ETF	(5,009,763)
SPDR Dow Jones Global Real Estate ETF	26,827,605
SPDR S&P International Consumer Discretionary Sector ETF	1,134,451
SPDR S&P International Consumer Staples Sector ETF	1,891,792
SPDR S&P International Energy Sector ETF	(45,760)
SPDR S&P International Financial Sector ETF	89,464
SPDR S&P International Health Care Sector ETF	6,099,288
SPDR S&P International Industrial Sector ETF	915,470
SPDR S&P International Materials Sector ETF	487,183
SPDR S&P International Technology Sector ETF	326,514
SPDR S&P International Telecommunications Sector ETF	1,987,888
SPDR S&P International Utilities Sector ETF	4,183,141

At September 30, 2015, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$2,379,500	$19,496,678
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	31,888,622	163,156,886
SPDR EURO STOXX Small Cap ETF	—	—	—	—	875,818	107,373
SPDR EURO STOXX 50 Currency Hedged ETF	—	—	—	—	—	—
SPDR S&P International Dividend Currency Hedged ETF	—	—	—	—	—	—
SPDR MSCI International Real Estate Currency Hedged ETF	—	—	—	—	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	14,632,463	44,958,836
SPDR S&P Russia ETF	—	—	—	—	1,583,765	4,738,224
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	15,263,376	72,159,488
SPDR S&P Emerging Markets ETF	—	—	—	—	2,457,347	17,884,501
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	84,660,059	101,074,935
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	5,134,185	46,618,991
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	1,408,653	18,434,447
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	2,918,792	8,208,771
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	1,020,109	8,067,509
SPDR S&P World ex-US ETF	—	—	—	—	—	—
SPDR S&P International Small Cap ETF	—	—	—	—	—	—
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	63,152,390	348,296,416
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	265,543	12,455,470

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Global Natural Resources ETF	$—	$—	$—	$—	$21,304,614	$76,888,168
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	3,589,192	25,543,676
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	—
SPDR MSCI ACWI Low Carbon Target ETF	—	—	—	—	—	—
SPDR MSCI EM 50 ETF	—	—	—	—	49,303	178,202
SPDR MSCI EM Beyond BRIC ETF	—	—	—	—	—	3,817
SPDR MSCI EAFE Quality Mix ETF	—	—	—	—	28,213	772
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	—	—	628,908	7,148
SPDR MSCI World Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—	—	62,055	2,036
SPDR MSCI Canada Quality Mix ETF	—	—	—	—	50,026	—
SPDR MSCI Germany Quality Mix ETF	—	—	—	—	120,700	657
SPDR MSCI Japan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—	—	—	15,667	—
SPDR MSCI South Korea Quality Mix ETF	—	—	—	—	24,894	—
SPDR MSCI Spain Quality Mix ETF	—	—	—	—	80,102	6,416
SPDR MSCI Taiwan Quality Mix ETF	—	—	—	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—	—	—	91,233	2,666
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	9,646	741,182
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	136,023	1,767,707
SPDR S&P Global Dividend ETF	—	—	—	—	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	142,328,414	194,513,294
SPDR S&P International Mid Cap ETF	—	—	—	—	1,777,369	2,879,406
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	443,923	47,843,546
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	15,902,031	1,807,525
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	—
SPDR S&P International Consumer Staples Sector ETF	—	—	—	1,783	36,980	62,069
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	69,240	1,018,093
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	67,883	542,975
SPDR S&P International Health Care Sector ETF	—	—	—	—	—	—
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	76,533	957,703
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	4,717	648,452
SPDR S&P International Technology Sector ETF	—	—	—	—	46	279,949
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	409,574	2,528,317
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	133,708	3,733,468

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

During the tax year ended September 30, 2015, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—
SPDR EURO STOXX 50 Currency Hedged ETF	—	—
SPDR S&P International Dividend Currency Hedged ETF	—	—
SPDR MSCI International Real Estate Currency Hedged ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI ACWI Low Carbon Target ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—
SPDR MSCI Germany Quality Mix ETF	—	—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,078,695	—
SPDR S&P Global Dividend ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Amount Utilized	Amount Expired

SPDR S&P International Dividend ETF	$—	$—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	16,388	—
SPDR S&P International Consumer Staples Sector ETF	—	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	100,377	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR EURO STOXX Small Cap ETF	—	—
SPDR EURO STOXX 50 Currency Hedged ETF	—	—
SPDR S&P International Dividend Currency Hedged ETF	—	—
SPDR MSCI International Real Estate Currency Hedged ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	(700,023)
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	(2,646,687)
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR MSCI ACWI Low Carbon Target ETF	$—	$—
SPDR MSCI EM 50 ETF	—	—
SPDR MSCI EM Beyond BRIC ETF	—	—
SPDR MSCI EAFE Quality Mix ETF	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	—
SPDR MSCI World Quality Mix ETF	—	—
SPDR MSCI Australia Quality Mix ETF	—	—
SPDR MSCI Canada Quality Mix ETF	—	—
SPDR MSCI Germany Quality Mix ETF	—	—
SPDR MSCI Japan Quality Mix ETF	—	—
SPDR MSCI Mexico Quality Mix ETF	—	—
SPDR MSCI South Korea Quality Mix ETF	—	—
SPDR MSCI Spain Quality Mix ETF	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—
SPDR MSCI United Kingdom Quality Mix ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	(7,199,645)
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	—	(2,110)
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	32,765

For the period ended September 30, 2015, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the period ended September 30, 2015 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$9,622,930	$—	$—
SPDR EURO STOXX 50 ETF	143,035,636	—	—
SPDR EURO STOXX Small Cap ETF	256,115	—	—
SPDR EURO STOXX 50 Currency Hedged ETF	125,977	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P International Dividend Currency Hedged ETF	$52,907	$—	$—
SPDR MSCI International Real Estate Currency Hedged ETF	—	—	—
SPDR S&P Emerging Asia Pacific ETF	10,643,553	—	—
SPDR S&P Russia ETF	854,073	—	—
SPDR S&P China ETF	17,843,531	—	—
SPDR S&P Emerging Markets ETF	4,507,319	—	—
SPDR S&P Emerging Markets Dividend ETF	16,798,542	—	—
SPDR S&P BRIC 40 ETF	3,046,052	—	—
SPDR S&P Emerging Europe ETF	1,961,721	—	—
SPDR S&P Emerging Latin America ETF	877,726	—	—
SPDR S&P Emerging Middle East & Africa ETF	1,502,559	—	—
SPDR S&P World ex-US ETF	20,112,214	—	—
SPDR S&P International Small Cap ETF	30,156,602	52,625,204	—
SPDR Dow Jones International Real Estate ETF	147,970,731	—	—
SPDR S&P Global Infrastructure ETF	3,020,616	—	—
SPDR S&P Global Natural Resources ETF	20,271,634	—	—
SPDR MSCI ACWI ex-US ETF	17,494,392	—	—
SPDR MSCI ACWI IMI ETF	1,137,757	—	—
SPDR MSCI ACWI Low Carbon Target ETF	1,204,764	—	—
SPDR MSCI EM 50 ETF	58,446	—	—
SPDR MSCI EM Beyond BRIC ETF	62,060	—	—
SPDR MSCI EAFE Quality Mix ETF	163,896	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	678,786	—	—
SPDR MSCI World Quality Mix ETF	130,391	—	—
SPDR MSCI Australia Quality Mix ETF	283,897	—	—
SPDR MSCI Canada Quality Mix ETF	80,540	—	—
SPDR MSCI Germany Quality Mix ETF	226,792	—	—
SPDR MSCI Japan Quality Mix ETF	119,310	—	—
SPDR MSCI Mexico Quality Mix ETF	25,314	—	—
SPDR MSCI South Korea Quality Mix ETF	37,871	—	(2,709)
SPDR MSCI Spain Quality Mix ETF	231,204	—	—
SPDR MSCI Taiwan Quality Mix ETF	8,912	—	—
SPDR MSCI United Kingdom Quality Mix ETF	310,927	—	—
SPDR Russell/Nomura PRIME Japan ETF	818,770	—	—
SPDR Russell/Nomura Small Cap Japan ETF	590,950	—	—
SPDR S&P Global Dividend ETF	2,716,263	184,384	—
SPDR S&P International Dividend ETF	65,787,191	—	—
SPDR S&P International Mid Cap ETF	2,439,565	3,053,568	—
SPDR S&P Emerging Markets Small Cap ETF	12,541,035	—	—
SPDR Dow Jones Global Real Estate ETF	54,138,494	—	—
SPDR S&P International Consumer Discretionary Sector ETF	334,910	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR S&P International Consumer Staples Sector ETF	$1,034,295	$—	$—
SPDR S&P International Energy Sector ETF	880,204	—	—
SPDR S&P International Financial Sector ETF	355,265	—	—
SPDR S&P International Health Care Sector ETF	1,145,230	—	—
SPDR S&P International Industrial Sector ETF	390,429	—	—
SPDR S&P International Materials Sector ETF	185,820	—	—
SPDR S&P International Technology Sector ETF	103,108	—	—
SPDR S&P International Telecommunications Sector ETF	1,274,493	—	—
SPDR S&P International Utilities Sector ETF	1,460,201	—	—

The tax character of distributions paid during the period ended September 30, 2014 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR STOXX Europe 50 ETF	$12,279,995	$—	$—
SPDR EURO STOXX 50 ETF	165,590,424	—	—
SPDR EURO STOXX Small Cap ETF	16,160	—	—
SPDR S&P Emerging Asia Pacific ETF	6,695,981	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	108,119	107,007	—
SPDR S&P Russia ETF	447,722	—	—
SPDR S&P China ETF	16,237,703	—	—
SPDR S&P Emerging Markets ETF	3,629,968	—	—
SPDR S&P Emerging Markets Dividend ETF	21,592,591	—	—
SPDR S&P BRIC 40 ETF	3,386,072	—	—
SPDR S&P Emerging Europe ETF	1,481,279	—	—
SPDR S&P Emerging Latin America ETF	1,382,090	—	—
SPDR S&P Emerging Middle East & Africa ETF	1,674,967	—	—
SPDR S&P World ex-US ETF	24,777,954	—	—
SPDR S&P International Small Cap ETF	23,935,017	—	—
SPDR Dow Jones International Real Estate ETF	207,509,734	—	—
SPDR S&P Global Infrastructure ETF	3,517,695	—	—
SPDR S&P Global Natural Resources ETF	12,447,584	—	—
SPDR MSCI ACWI ex-US ETF	16,800,571	—	—
SPDR MSCI ACWI IMI ETF	243,791	5,843	—
SPDR MSCI EM 50 ETF	55,039	—	—
SPDR MSCI EM Beyond BRIC ETF	29,342	—	—
SPDR MSCI EAFE Quality Mix ETF	3,253	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	1,381	—	—
SPDR MSCI World Quality Mix ETF	4,196	—	—
SPDR MSCI Australia Quality Mix ETF	—	—	—
SPDR MSCI Canada Quality Mix ETF	2,368	—	—
SPDR MSCI Germany Quality Mix ETF	344	—	—
SPDR MSCI Japan Quality Mix ETF	—	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR MSCI Mexico Quality Mix ETF	$—	$—	$—
SPDR MSCI South Korea Quality Mix ETF	—	—	—
SPDR MSCI Spain Quality Mix ETF	5,821	—	—
SPDR MSCI Taiwan Quality Mix ETF	—	—	—
SPDR MSCI United Kingdom Quality Mix ETF	610	—	—
SPDR Russell/Nomura PRIME Japan ETF	1,581,813	—	—
SPDR Russell/Nomura Small Cap Japan ETF	2,287,511	—	—
SPDR S&P Global Dividend ETF	774,129	—	—
SPDR S&P International Dividend ETF	71,478,207	—	—
SPDR S&P International Mid Cap ETF	2,637,058	1,688,485	—
SPDR S&P Emerging Markets Small Cap ETF	15,106,089	—	—
SPDR Dow Jones Global Real Estate ETF	40,259,506	—	—
SPDR S&P International Consumer Discretionary Sector ETF	441,020	—	—
SPDR S&P International Consumer Staples Sector ETF	1,023,722	—	—
SPDR S&P International Energy Sector ETF	554,858	—	—
SPDR S&P International Financial Sector ETF	339,282	—	—
SPDR S&P International Health Care Sector ETF	1,109,173	—	—
SPDR S&P International Industrial Sector ETF	544,065	—	—
SPDR S&P International Materials Sector ETF	262,845	—	—
SPDR S&P International Technology Sector ETF	206,790	—	—
SPDR S&P International Telecommunications Sector ETF	4,048,039	—	—
SPDR S&P International Utilities Sector ETF	2,223,595	—	—

For the period ended September 30, 2015, significant differences between the book basis and the tax basis of components of net assets included differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), redemptions in-kind, dividend payables and the deferral of post-October losses.

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR STOXX Europe 50 ETF	$—	$—	$(41,844,345)
SPDR EURO STOXX 50 ETF	—	—	(560,567,249)
SPDR EURO STOXX Small Cap ETF	—	—	(1,368,796)
SPDR EURO STOXX 50 Currency Hedged ETF	10,174	19,549	(747,237)
SPDR S&P International Dividend Currency Hedged ETF	72,324	29,131	(156,620)
SPDR MSCI International Real Estate Currency Hedged ETF	44,056	18,123	(9,859)
SPDR S&P Emerging Asia Pacific ETF	13,852,372	—	(59,120,849)
SPDR S&P Russia ETF	746,513	—	(16,296,107)
SPDR S&P China ETF	17,925,565	—	(156,250,509)
SPDR S&P Emerging Markets ETF	2,181,858	—	(61,954,793)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR S&P Emerging Markets Dividend ETF	$—	$—	$(106,587,689)
SPDR S&P BRIC 40 ETF	1,611,074	—	(39,612,937)
SPDR S&P Emerging Europe ETF	667,972	—	(44,787,851)
SPDR S&P Emerging Latin America ETF	93,188	—	(32,198,673)
SPDR S&P Emerging Middle East & Africa ETF	456,645	—	(13,754,138)
SPDR S&P World ex-US ETF	6,634,154	874,742	(58,931,709)
SPDR S&P International Small Cap ETF	12,899,185	—	(140,176,304)
SPDR Dow Jones International Real Estate ETF	—	—	117,469,492
SPDR S&P Global Infrastructure ETF	796,641	—	(10,044,800)
SPDR S&P Global Natural Resources ETF	6,025,549	—	(243,146,212)
SPDR MSCI ACWI ex-US ETF	7,629,456	—	(151,549,667)
SPDR MSCI ACWI IMI ETF	494,379	—	(4,708,436)
SPDR MSCI ACWI Low Carbon Target ETF	601,689	1,833	(7,429,392)
SPDR MSCI EM 50 ETF	66,439	—	(1,047,470)
SPDR MSCI EM Beyond BRIC ETF	20,666	—	(681,727)
SPDR MSCI EAFE Quality Mix ETF	40,858	—	(743,610)
SPDR MSCI Emerging Markets Quality Mix ETF	722,073	—	(12,284,138)
SPDR MSCI World Quality Mix ETF	96,860	9,038	(310,226)
SPDR MSCI Australia Quality Mix ETF	171,984	—	(1,388,092)
SPDR MSCI Canada Quality Mix ETF	36,372	—	(1,044,308)
SPDR MSCI Germany Quality Mix ETF	—	—	(1,535,718)
SPDR MSCI Japan Quality Mix ETF	52,129	1,592	(853,098)
SPDR MSCI Mexico Quality Mix ETF	11,725	—	(735,159)
SPDR MSCI South Korea Quality Mix ETF	—	—	(603,069)
SPDR MSCI Spain Quality Mix ETF	35,684	—	(823,290)
SPDR MSCI Taiwan Quality Mix ETF	157,584	—	(1,113,096)
SPDR MSCI United Kingdom Quality Mix ETF	—	—	(485,786)
SPDR Russell/Nomura PRIME Japan ETF	192,931	—	(5,008,110)
SPDR Russell/Nomura Small Cap Japan ETF	524,446	—	(6,788,849)
SPDR S&P Global Dividend ETF	—	387,869	(9,378,761)
SPDR S&P International Dividend ETF	7,391,602	—	(215,956,415)
SPDR S&P International Mid Cap ETF	389,596	—	(3,880,904)
SPDR S&P Emerging Markets Small Cap ETF	7,691,992	—	(183,065,627)
SPDR Dow Jones Global Real Estate ETF	—	—	52,062,532
SPDR S&P International Consumer Discretionary Sector ETF	80,190	—	(1,500,316)
SPDR S&P International Consumer Staples Sector ETF	—	—	412,312
SPDR S&P International Energy Sector ETF	7,916	—	(11,646,998)
SPDR S&P International Financial Sector ETF	174,001	—	(2,642,192)
SPDR S&P International Health Care Sector ETF	111,868	—	4,200,728
SPDR S&P International Industrial Sector ETF	114,913	—	(3,157,138)
SPDR S&P International Materials Sector ETF	7,395	—	(4,675,122)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR S&P International Technology Sector ETF	$74,398	$—	$(1,162,892)
SPDR S&P International Telecommunications Sector ETF	158,692	—	(2,675,116)
SPDR S&P International Utilities Sector ETF	—	—	(5,963,070)

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly:

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX 50 Currency Hedged ETF
SPDR S&P International Dividend Currency Hedged ETF
SPDR MSCI International Real Estate Currency Hedged ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually:

SPDR EURO STOXX Small Cap ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Russia ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P World ex-US ETF
SPDR S&P International Small Cap ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P Global Natural Resources ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EM 50 ETF
SPDR MSCI EM Beyond BRIC ETF
SPDR MSCI EAFE Quality Mix ETF
SPDR MSCI Emerging Markets Quality Mix ETF
SPDR MSCI World Quality Mix ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Mexico Quality Mix ETF
SPDR MSCI South Korea Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI Taiwan Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF

Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR EURO STOXX 50 Currency Hedged ETF	0.32
SPDR S&P International Dividend Currency Hedged ETF	0.48
SPDR MSCI International Real Estate Currency Hedged ETF	0.48
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P BRIC 40 ETF	0.49
SPDR S&P Emerging Europe ETF	0.49
SPDR S&P Emerging Latin America ETF	0.49
SPDR S&P Emerging Middle East & Africa ETF	0.49
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.40
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI EM 50 ETF	0.50
SPDR MSCI EM Beyond BRIC ETF	0.49
SPDR MSCI EAFE Quality Mix ETF	0.30
SPDR MSCI Emerging Markets Quality Mix ETF	0.30
SPDR MSCI World Quality Mix ETF	0.30
SPDR MSCI Australia Quality Mix ETF	0.30
SPDR MSCI Canada Quality Mix ETF	0.30
SPDR MSCI Germany Quality Mix ETF	0.30
SPDR MSCI Japan Quality Mix ETF	0.30
SPDR MSCI Mexico Quality Mix ETF	0.40
SPDR MSCI South Korea Quality Mix ETF	0.40
SPDR MSCI Spain Quality Mix ETF	0.30
SPDR MSCI Taiwan Quality Mix ETF	0.40

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Annual Rate

SPDR MSCI United Kingdom Quality Mix ETF	0.30%
SPDR Russell/Nomura PRIME Japan ETF	0.30
SPDR Russell/Nomura Small Cap Japan ETF	0.40
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.40
SPDR S&P International Consumer Staples Sector ETF	0.40
SPDR S&P International Energy Sector ETF	0.40
SPDR S&P International Financial Sector ETF	0.40
SPDR S&P International Health Care Sector ETF	0.40
SPDR S&P International Industrial Sector ETF	0.40
SPDR S&P International Materials Sector ETF	0.40
SPDR S&P International Technology Sector ETF	0.40
SPDR S&P International Telecommunications Sector ETF	0.40
SPDR S&P International Utilities Sector ETF	0.40

Prior to February 3, 2015, the Advisory fee for the following Funds was:

Annual Rate

SPDR S&P Emerging Asia Pacific ETF	0.59%
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P International Small Cap ETF	0.59
SPDR MSCI EM Beyond BRIC ETF	0.55
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

During the year ended September 30, 2014, the Adviser made a contribution of $9,863 to the SPDR EURO STOXX Small Cap ETF in connection with a portfolio investment matter. This amount can be found on the Statements of Changes in Net Assets.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser. Prior to June 1, 2015, State Street served as Administrator.

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2017, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF will be limited to 0.30% and 0.20%, respectively, of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. For the period ended September 30, 2015, SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF waived $148,373 and $72,877, respectively.

For the SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in the underlying fund, until January 31, 2017. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees. For the period ended September 30, 2015, SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF waived $4,992 and $786, respectively.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 9 for additional information regarding securities lending.

For the period ended September 30, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$22,988
SPDR EURO STOXX 50 ETF	972,231
SPDR S&P Emerging Asia Pacific ETF	145,246
SPDR S&P China ETF	505,469

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Securities Lending
Agent Fees

SPDR S&P Emerging Markets ETF	$24,772
SPDR S&P Emerging Markets Dividend ETF	97,047
SPDR S&P BRIC 40 ETF	6,298
SPDR S&P Emerging Europe ETF	653
SPDR S&P Emerging Latin America ETF	4,387
SPDR S&P Emerging Middle East & Africa ETF	2,465
SPDR S&P World ex-US ETF	104,107
SPDR S&P International Small Cap ETF	270,794
SPDR Dow Jones International Real Estate ETF	317,571
SPDR S&P Global Infrastructure ETF	11,399
SPDR S&P Global Natural Resources ETF	78,000
SPDR MSCI ACWI ex-US ETF	80,729
SPDR MSCI ACWI IMI ETF	4,031
SPDR MSCI EM 50 ETF	157
SPDR MSCI EM Beyond BRIC ETF	76
SPDR Russell/Nomura PRIME Japan ETF	1,381
SPDR Russell/Nomura Small Cap Japan ETF	16,709
SPDR S&P Global Dividend ETF	11,342
SPDR S&P International Dividend ETF	482,396
SPDR S&P International Mid Cap ETF	11,099
SPDR S&P Emerging Markets Small Cap ETF	212,095
SPDR Dow Jones Global Real Estate ETF	61,625
SPDR S&P International Consumer Discretionary Sector ETF	2,622
SPDR S&P International Consumer Staples Sector ETF	2,509
SPDR S&P International Energy Sector ETF	4,600
SPDR S&P International Financial Sector ETF	1,489
SPDR S&P International Health Care Sector ETF	3,728
SPDR S&P International Industrial Sector ETF	2,585
SPDR S&P International Materials Sector ETF	652
SPDR S&P International Technology Sector ETF	1,599
SPDR S&P International Telecommunications Sector ETF	5,462
SPDR S&P International Utilities Sector ETF	7,795

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2015 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid authorized participants in certain creation and redemption activities for which the Distributor receives commissions from authorized participants. In addition, the

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Distributor receives compensation from State Street associated with on-line creation and redemption activity of authorized participants.

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $200,000 (prior to July 1, 2015 the annual fee was $185,000) plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trusts also reimburse each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

	Number of							Number of
	Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

SPDR MSCI ACWI IMI ETF	932	$61,151	$68,605	$23,348	312	$47,705	625	619	$41,603	$1,008	$7,969
SPDR MSCI ACWI Low Carbon Target ETF	—	—	—	93,003	1,188	—	—	1,188	79,845	1,521	—
SPDR MSCI World Quality Mix ETF	36	2,388	2,650	—	—	—	—	36	2,420	46	—

The following Funds invested in an affiliated fund. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

	Number of							Number of
	Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

SPDR EURO STOXX 50 Currency Hedged ETF
SPDR EURO STOXX 50 ETF	—	$—	$—	$7,835,158	208,023	$387,511	10,457	197,566	$6,687,609	$93,763	$(17,857)
SPDR S&P International Dividend Currency Hedged ETF
SPDR S&P International Dividend ETF	—	—	—	4,038,740	114,286	—	—	114,286	3,881,153	52,958	—

The Fund listed below has affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

	Number of							Number of
	Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

SPDR S&P International Small Cap ETF
Brookside Energy, Ltd.	—	$—	$—	$53,155	49,365,437	$14	13,508	49,351,929	$34,657	$—	($2,673)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional U.S. Government Money Market Fund — Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the State

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (“Master Portfolios”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in the Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, U.S. Government Money Market Fund and/or Prime Portfolio at September 30, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Income

SPDR STOXX Europe 50 ETF	$1,265,544	$10,268,281	10,268,281	$11,281,839	11,281,839	$251,986	$294
SPDR EURO STOXX 50 ETF	11,687,767	147,616,972	147,616,972	159,026,541	159,026,541	278,198	4,262
SPDR EURO STOXX Small Cap ETF	11,709	433,153	433,153	443,399	443,399	1,463	15
SPDR EURO STOXX 50 Currency Hedged ETF	—	534,905	534,905	421,123	421,123	113,782	30
SPDR S&P International Dividend Currency Hedged ETF	—	91,973	91,973	77,755	77,755	14,218	2
SPDR MSCI International Real Estate Currency Hedged ETF	—	2,435	2,435	—	—	2,435	—
SPDR S&P Emerging Asia Pacific ETF	4,643,520	107,078,494	107,078,494	111,577,628	111,577,628	144,386	2,871
SPDR S&P Russia ETF	38,242	2,237,373	2,237,373	2,228,883	2,228,883	46,732	156
SPDR S&P China ETF	948,043	179,425,947	179,425,947	180,365,665	180,365,665	8,325	1,646
SPDR S&P Emerging Markets ETF	2,601,157	33,083,675	33,083,675	35,684,832	35,684,832	—	1,284
SPDR S&P Emerging Markets Dividend ETF	8,920,769	64,811,474	64,811,474	73,732,243	73,732,243	—	738
SPDR S&P BRIC 40 ETF	526,416	5,549,059	5,549,059	5,921,711	5,921,711	153,764	253
SPDR S&P Emerging Europe ETF	4,982	3,855,136	3,855,136	3,860,118	3,860,118	—	115
SPDR S&P Emerging Latin America ETF	—	1,826,967	1,826,967	1,795,906	1,795,906	31,061	80
SPDR S&P Emerging Middle East & Africa ETF	—	2,778,506	2,778,506	2,628,883	2,628,883	149,623	50
SPDR S&P World ex-US ETF	—	24,904,663	24,904,663	24,541,514	24,541,514	363,149	777
SPDR S&P International Small Cap ETF	1,813,375	100,736,185	100,736,185	101,874,265	101,874,265	675,295	2,769
SPDR Dow Jones International Real Estate ETF	34,936,010	211,321,206	211,321,206	245,844,635	245,844,635	412,581	5,877
SPDR S&P Global Infrastructure ETF	71,982	7,959,636	7,959,636	7,983,578	7,983,578	48,040	202
SPDR S&P Global Natural Resources ETF	1,378,033	46,704,789	46,704,789	47,464,729	47,464,729	618,093	1,277
SPDR MSCI ACWI ex-US ETF	172,949	30,325,120	30,325,120	30,498,069	30,498,069	—	864
SPDR MSCI ACWI IMI ETF	151,005	2,248,564	2,248,564	2,260,444	2,260,444	139,125	155
SPDR MSCI ACWI Low Carbon Target ETF	—	2,374,171	2,374,171	2,226,247	2,226,247	147,924	80
SPDR MSCI EM 50 ETF	266	343,739	343,739	336,823	336,823	7,182	6
SPDR MSCI EM Beyond BRIC ETF	—	111,071	111,071	107,876	107,876	3,195	3
SPDR MSCI EAFE Quality Mix ETF	1,339	186,500	186,500	187,309	187,309	530	5
SPDR MSCI Emerging Markets Quality Mix ETF	9,513	22,858,440	22,858,440	22,867,953	22,867,953	—	140
SPDR MSCI World Quality Mix ETF	10,265	417,226	417,226	411,009	411,009	16,482	13
SPDR MSCI Australia Quality Mix ETF	—	400,246	400,246	398,497	398,497	1,749	7
SPDR MSCI Canada Quality Mix ETF	2,012	140,040	140,040	135,345	135,345	6,707	4
SPDR MSCI Germany Quality Mix ETF	722	237,141	237,141	237,862	237,862	1	9
SPDR MSCI Japan Quality Mix ETF	1,009	164,476	164,476	161,282	161,282	4,203	8
SPDR MSCI Mexico Quality Mix ETF	479	19,232	19,232	18,747	18,747	964	1
SPDR MSCI South Korea Quality Mix ETF	5,570	47,645	47,645	52,526	52,526	689	2
SPDR MSCI Spain Quality Mix ETF	6	240,033	240,033	239,711	239,711	328	5

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Income

SPDR MSCI Taiwan Quality Mix ETF	$35,826	$125,659	125,659	$161,001	161,001	$484	$5
SPDR MSCI United Kingdom Quality Mix ETF	8,151	317,603	317,603	324,771	324,771	983	12
SPDR Russell/Nomura PRIME Japan ETF	21,841	1,045,201	1,045,201	1,042,368	1,042,368	24,674	37
SPDR Russell/Nomura Small Cap Japan ETF	96,763	1,131,732	1,131,732	1,142,496	1,142,496	85,999	63
SPDR S&P Global Dividend ETF	259,380	4,037,313	4,037,313	4,249,167	4,249,167	47,526	115
SPDR S&P International Dividend ETF	14,252,632	157,464,382	157,464,382	170,432,936	170,432,936	1,284,078	2,514
SPDR S&P International Mid Cap ETF	36,002	7,131,154	7,131,154	7,129,709	7,129,709	37,447	183
SPDR S&P Emerging Markets Small Cap ETF	—	52,904,902	52,904,902	52,904,902	52,904,902	—	1,316
SPDR Dow Jones Global Real Estate ETF	13,698,796	101,186,964	101,186,964	110,921,421	110,921,421	3,964,339	3,308
SPDR S&P International Consumer Discretionary Sector ETF	51,426	2,452,994	2,452,994	2,457,741	2,457,741	46,679	39
SPDR S&P International Consumer Staples Sector ETF	245,715	1,896,065	1,896,065	2,115,788	2,115,788	25,992	70
SPDR S&P International Energy Sector ETF	140,815	1,041,803	1,041,803	1,168,101	1,168,101	14,517	35
SPDR S&P International Financial Sector ETF	130,752	709,873	709,873	840,625	840,625	—	30
SPDR S&P International Health Care Sector ETF	90,513	2,600,814	2,600,814	2,658,990	2,658,990	32,337	55
SPDR S&P International Industrial Sector ETF	44,378	596,975	596,975	619,560	619,560	21,793	22
SPDR S&P International Materials Sector ETF	62,190	255,868	255,868	295,379	295,379	22,679	13
SPDR S&P International Technology Sector ETF	6,109	288,963	288,963	283,439	283,439	11,633	14
SPDR S&P International Telecommunications Sector ETF	262,882	2,837,056	2,837,056	3,069,417	3,069,417	30,521	85
SPDR S&P International Utilities Sector ETF	554,052	1,885,791	1,885,791	2,439,843	2,439,843	—	49

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Cash Collateral

SPDR STOXX Europe 50 ETF	$3,067,594	$132,373,777	132,373,777	$135,441,371	135,441,371	$—	$112,963
SPDR EURO STOXX 50 ETF	58,567,565	3,181,699,608	3,181,699,608	3,210,287,946	3,210,287,946	29,979,227	5,132,943
SPDR S&P Emerging Asia Pacific ETF	37,269,587	161,614,495	161,614,495	174,326,525	174,326,525	24,557,557	706,836
SPDR S&P China ETF	107,999,843	398,107,271	398,107,271	405,946,258	405,946,258	100,160,856	2,373,923
SPDR S&P Emerging Markets ETF	16,220,774	59,196,057	59,196,057	62,558,019	62,558,019	12,858,812	132,594
SPDR S&P Emerging Markets Dividend ETF	86,295,235	225,161,033	225,161,033	294,146,518	294,146,518	17,309,750	497,114
SPDR S&P BRIC 40 ETF	7,484,526	78,241,929	78,241,929	82,940,369	82,940,369	2,786,086	32,283
SPDR S&P Emerging Europe ETF	—	2,754,444	2,754,444	2,706,639	2,706,639	47,805	3,697
SPDR S&P Emerging Latin America ETF	3,699,954	33,719,064	33,719,064	35,434,118	35,434,118	1,984,900	23,566
SPDR S&P Emerging Middle East & Africa ETF	2,557,190	20,907,209	20,907,209	18,626,402	18,626,402	4,837,997	11,042
SPDR S&P World ex-US ETF	45,988,685	264,256,338	264,256,338	260,843,996	260,843,996	49,401,027	524,165
SPDR S&P International Small Cap ETF	88,577,906	176,959,376	176,959,376	141,615,283	141,615,283	123,921,999	1,471,653
SPDR Dow Jones International Real Estate ETF	50,286,709	2,632,073,574	2,632,073,574	2,605,237,077	2,605,237,077	77,123,206	1,745,080
SPDR S&P Global Infrastructure ETF	15,919,982	153,929,560	153,929,560	164,260,178	164,260,178	5,589,364	50,165
SPDR S&P Global Natural Resources ETF	25,897,021	707,050,830	707,050,830	680,128,005	680,128,005	52,819,846	385,295
SPDR MSCI ACWI ex-US ETF	28,112,331	266,916,367	266,916,367	256,790,863	256,790,863	38,237,835	414,594
SPDR MSCI ACWI IMI ETF	9,719,463	77,609,074	77,609,074	80,589,639	80,589,639	6,738,898	20,588
SPDR MSCI EM 50 ETF	141,809	3,646,752	3,646,752	3,360,420	3,360,420	428,141	877
SPDR MSCI EM Beyond BRIC ETF	67,275	945,549	945,549	915,822	915,822	97,002	438
SPDR Russell/Nomura PRIME Japan ETF	3,923,260	17,246,858	17,246,858	16,304,447	16,304,447	4,865,671	7,749
SPDR Russell/Nomura Small Cap Japan ETF	13,400,169	29,725,825	29,725,825	28,463,599	28,463,599	14,662,395	92,412
SPDR S&P Global Dividend ETF	5,629,316	58,402,584	58,402,584	53,081,114	53,081,114	10,950,786	55,820
SPDR S&P International Dividend ETF	219,686,389	1,015,066,855	1,015,066,855	1,081,072,308	1,081,072,308	153,680,936	2,564,636

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Cash Collateral

SPDR S&P International Mid Cap ETF	$8,645,480	$26,453,463	26,453,463	$28,673,831	28,673,831	$6,425,112	$59,985
SPDR S&P Emerging Markets Small Cap ETF	24,209,724	87,492,402	87,492,402	79,964,782	79,964,782	31,737,344	893,142
SPDR Dow Jones Global Real Estate ETF	36,031,602	605,509,827	605,509,827	621,383,968	621,383,968	20,157,461	307,699
SPDR S&P International Consumer Discretionary Sector ETF	3,636,022	20,676,398	20,676,398	22,286,651	22,286,651	2,025,769	13,647
SPDR S&P International Consumer Staples Sector ETF	2,614,374	31,479,181	31,479,181	30,647,411	30,647,411	3,446,144	13,485
SPDR S&P International Energy Sector ETF	2,934,069	21,267,125	21,267,125	20,766,853	20,766,853	3,434,341	20,452
SPDR S&P International Financial Sector ETF	443,839	8,327,049	8,327,049	7,570,477	7,570,477	1,200,411	5,662
SPDR S&P International Health Care Sector ETF	5,250,532	34,322,340	34,322,340	33,110,232	33,110,232	6,462,640	18,091
SPDR S&P International Industrial Sector ETF	2,817,118	10,810,119	10,810,119	12,600,827	12,600,827	1,026,410	12,919
SPDR S&P International Materials Sector ETF	790,923	4,109,275	4,109,275	4,279,679	4,279,679	620,519	2,496
SPDR S&P International Technology Sector ETF	1,440,406	12,369,284	12,369,284	12,449,838	12,449,838	1,359,852	8,623
SPDR S&P International Telecommunications Sector ETF	3,490,997	36,227,638	36,227,638	38,127,051	38,127,051	1,591,584	29,463
SPDR S&P International Utilities Sector ETF	3,015,709	34,173,140	34,173,140	34,749,767	34,749,767	2,439,082	40,697

	Value at	Purchased	Purchased	Sold	Sold	Value at		Realized
State Street Institutional U.S. Government Money Market Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR S&P Emerging Markets ETF	—	258,144	258,144	—	—	258,144	—	—
SPDR MSCI ACWI ex-US ETF	—	757,885	757,885	1,187	1,187	756,698	—	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 25,000 shares for the following Fund:

SPDR MSCI Emerging Market Quality Mix ETF

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for the following Funds:

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX Small Cap ETF
SPDR EURO STOXX 50 Currency Hedged ETF
SPDR S&P International Dividend Currency Hedged ETF
SPDR MSCI International Real Estate Currency Hedged ETF
SPDR S&P Russia ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Natural Resources ETF
SPDR MSCI EM 50 ETF
SPDR MSCI EM Beyond BRIC ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares for the following Funds:

SPDR S&P Emerging Asia Pacific ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P International Small Cap ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P Global Infrastructure ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Quality Mix ETF
SPDR MSCI World Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Mexico Quality Mix ETF
SPDR MSCI South Korea Quality Mix ETF
SPDR MSCI Taiwan Quality Mix ETF
SPDR S&P International Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR Dow Jones Global Real Estate ETF

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 200,000 shares for the following Funds:

SPDR S&P World ex-US ETF
SPDR MSCI ACWI ex-US ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR S&P International Mid Cap ETF

Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit are charged to authorized participants for transactions on a given day regardless of the number of Creation Unit that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by authorized participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$288,431,872	$3,088,984	$44,888,734	$(41,799,750)
SPDR EURO STOXX 50 ETF	4,631,834,655	84,686,256	645,146,012	(560,459,756)
SPDR EURO STOXX Small Cap ETF	13,082,640	287,775	1,656,317	(1,368,542)
SPDR EURO STOXX 50 Currency Hedged ETF	7,548,629	—	747,238	(747,238)
SPDR S&P International Dividend Currency Hedged ETF	4,052,958	—	157,587	(157,587)
SPDR MSCI International Real Estate Currency Hedged ETF	4,056,592	34,820	47,498	(12,678)
SPDR S&P Emerging Asia Pacific ETF	510,161,053	49,924,061	108,810,622	(58,886,561)
SPDR S&P Russia ETF	38,871,545	84,396	16,380,441	(16,296,045)
SPDR S&P China ETF	1,070,656,333	72,241,863	228,492,518	(156,250,655)
SPDR S&P Emerging Markets ETF	261,157,446	15,803,453	77,671,905	(61,868,452)
SPDR S&P Emerging Markets Dividend ETF	420,160,145	4,831,281	111,383,712	(106,552,431)
SPDR S&P BRIC 40 ETF	123,715,035	7,145,596	46,758,538	(39,612,942)
SPDR S&P Emerging Europe ETF	85,699,087	696,398	45,483,118	(44,786,720)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Emerging Latin America ETF	$59,766,872	$1,868,482	$34,062,750	$(32,194,268)
SPDR S&P Emerging Middle East & Africa ETF	58,706,348	7,641,552	21,396,108	(13,754,556)
SPDR S&P World ex-US ETF	819,780,753	63,186,069	122,047,091	(58,861,022)
SPDR S&P International Small Cap ETF	909,392,757	58,822,313	198,956,399	(140,134,086)
SPDR Dow Jones International Real Estate ETF	4,704,747,360	404,007,428	286,203,994	117,803,434
SPDR S&P Global Infrastructure ETF	71,709,584	1,988,239	12,026,695	(10,038,456)
SPDR S&P Global Natural Resources ETF	862,784,177	6,588,839	249,684,017	(243,095,178)
SPDR MSCI ACWI ex-US ETF	899,671,111	31,871,994	183,311,544	(151,439,550)
SPDR MSCI ACWI IMI ETF	46,508,987	1,161,375	5,867,374	(4,705,999)
SPDR MSCI ACWI Low Carbon Target ETF	88,613,749	2,726,666	10,150,868	(7,424,202)
SPDR MSCI EM 50 ETF	5,271,613	9,740	1,056,793	(1,047,053)
SPDR MSCI EM Beyond BRIC ETF	3,145,122	83,638	763,843	(680,205)
SPDR MSCI EAFE Quality Mix ETF	5,979,411	164,799	907,954	(743,155)
SPDR MSCI Emerging Markets Quality Mix ETF	83,346,176	1,614,988	13,868,908	(12,253,920)
SPDR MSCI World Quality Mix ETF	6,083,286	378,554	688,332	(309,778)
SPDR MSCI Australia Quality Mix ETF	7,698,481	15,008	1,402,930	(1,387,922)
SPDR MSCI Canada Quality Mix ETF	10,328,917	107,560	1,151,441	(1,043,881)
SPDR MSCI Germany Quality Mix ETF	11,194,732	183,583	1,719,171	(1,535,588)
SPDR MSCI Japan Quality Mix ETF	12,708,478	418,428	1,271,761	(853,333)
SPDR MSCI Mexico Quality Mix ETF	2,988,193	48,961	784,182	(735,221)
SPDR MSCI South Korea Quality Mix ETF	2,974,487	66,867	669,940	(603,073)
SPDR MSCI Spain Quality Mix ETF	3,039,443	43,416	866,736	(823,320)
SPDR MSCI Taiwan Quality Mix ETF	6,128,592	67,322	1,179,717	(1,112,395)
SPDR MSCI United Kingdom Quality Mix ETF	2,972,156	26,907	512,302	(485,395)
SPDR Russell/Nomura PRIME Japan ETF	35,550,343	1,011,483	6,012,019	(5,000,536)
SPDR Russell/Nomura Small Cap Japan ETF	81,811,153	7,351,549	14,136,240	(6,784,691)
SPDR S&P Global Dividend ETF	93,192,492	1,921,701	11,292,075	(9,370,374)
SPDR S&P International Dividend ETF	1,338,714,209	37,749,250	253,654,909	(215,905,659)
SPDR S&P International Mid Cap ETF	56,339,869	1,794,181	5,673,018	(3,878,837)
SPDR S&P Emerging Markets Small Cap ETF	586,997,502	29,261,422	211,921,623	(182,660,201)
SPDR Dow Jones Global Real Estate ETF	1,865,835,070	148,540,406	96,428,897	52,111,509
SPDR S&P International Consumer Discretionary Sector ETF	17,756,159	907,347	2,406,434	(1,499,087)
SPDR S&P International Consumer Staples Sector ETF	67,815,515	4,329,249	3,907,961	421,288
SPDR S&P International Energy Sector ETF	38,186,407	27,810	11,673,016	(11,645,206)
SPDR S&P International Financial Sector ETF	14,368,734	95,331	2,735,945	(2,640,614)
SPDR S&P International Health Care Sector ETF	76,689,348	7,183,529	2,966,897	4,216,632
SPDR S&P International Industrial Sector ETF	21,425,726	639,201	3,794,842	(3,155,641)
SPDR S&P International Materials Sector ETF	10,192,893	187,326	4,861,944	(4,674,618)
SPDR S&P International Technology Sector ETF	12,655,197	1,430,646	2,592,912	(1,162,266)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Telecommunications Sector ETF	$40,310,067	$2,119,087	$4,792,489	$(2,673,402)
SPDR S&P International Utilities Sector ETF	35,409,836	895,250	6,856,249	(5,960,999)

6.	Investment Transactions

For the period ended September 30, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$60,884,749	$32,814,691	$4,501,209
SPDR EURO STOXX 50 ETF	1,031,276,622	1,166,658,580	188,602,155
SPDR EURO STOXX Small Cap ETF	7,606,150	2,349,182	(262,097)
SPDR EURO STOXX 50 Currency Hedged ETF	7,716,711	—	—
SPDR S&P International Dividend Currency Hedged ETF	3,922,245	—	—
SPDR MSCI International Real Estate Currency Hedged ETF	3,997,565	—	—
SPDR S&P Emerging Asia Pacific ETF	135,649,030	222,263,963	12,355,412
SPDR S&P Russia ETF	16,033,272	8,364,052	1,626,820
SPDR S&P China ETF	(103,577)	203,700,319	36,012,709
SPDR S&P Emerging Markets ETF	30,988,809	60,237,592	3,662,884
SPDR S&P Emerging Markets Dividend ETF	15,250,308	41,386,684	(1,372,475)
SPDR S&P BRIC 40 ETF	—	51,148,664	(5,095,967)
SPDR S&P Emerging Europe ETF	2,776,644	7,797,743	(2,106,950)
SPDR S&P Emerging Latin America ETF	—	3,695,123	(2,301,681)
SPDR S&P Emerging Middle East & Africa ETF	—	10,399,468	(61,771)
SPDR S&P World ex-US ETF	122,887,518	134,669,225	27,431,694
SPDR S&P International Small Cap ETF	60,712,708	77,108,853	6,109,570
SPDR Dow Jones International Real Estate ETF	358,882,212	216,051,610	65,901,513
SPDR S&P Global Infrastructure ETF	9,403,522	54,461,394	3,468,669
SPDR S&P Global Natural Resources ETF	291,589,346	71,634,943	9,106,636
SPDR MSCI ACWI ex-US ETF	364,751,162	109,923,591	21,634,785
SPDR MSCI ACWI IMI ETF	18,792,449	39,663,425	3,834,986
SPDR MSCI ACWI Low Carbon Target ETF	84,303,815	—	—
SPDR MSCI EM 50 ETF	2,127,904	—	—
SPDR MSCI Emerging Markets Quality Mix ETF	6,210,751	—	—
SPDR MSCI Australia Quality Mix ETF	7,465,239	5,501,273	(237,317)
SPDR MSCI Canada Quality Mix ETF	7,394,061	—	—
SPDR MSCI Germany Quality Mix ETF	8,374,562	2,623,904	(370,548)
SPDR MSCI Japan Quality Mix ETF	6,727,870	—	—
SPDR MSCI Spain Quality Mix ETF	—	5,004,853	(898,960)
SPDR MSCI United Kingdom Quality Mix ETF	8,180,101	11,010,873	(61,305)
SPDR Russell/Nomura PRIME Japan ETF	9,663,851	8,569,807	(604,697)
SPDR Russell/Nomura Small Cap Japan ETF	—	11,526,401	(885,306)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Global Dividend ETF	$51,234,114	$—	$—
SPDR S&P International Dividend ETF	160,844,297	223,509,279	4,709,528
SPDR S&P International Mid Cap ETF	22,594,875	37,031,608	3,529,026
SPDR S&P Emerging Markets Small Cap ETF	4,344,980	37,286,404	(4,944,101)
SPDR Dow Jones Global Real Estate ETF	520,657,685	84,779,532	27,033,065
SPDR S&P International Consumer Discretionary Sector ETF	3,926,652	7,241,843	1,134,451
SPDR S&P International Consumer Staples Sector ETF	31,727,638	9,226,364	1,907,559
SPDR S&P International Energy Sector ETF	16,339,020	2,304,523	(25,913)
SPDR S&P International Financial Sector ETF	5,307,944	3,903,152	95,203
SPDR S&P International Health Care Sector ETF	32,180,042	21,287,797	6,100,631
SPDR S&P International Industrial Sector ETF	2,893,287	6,975,746	915,471
SPDR S&P International Materials Sector ETF	—	952,948	(453,176)
SPDR S&P International Technology Sector ETF	—	1,484,147	326,514
SPDR S&P International Telecommunications Sector ETF	3,834,911	9,214,925	2,101,215
SPDR S&P International Utilities Sector ETF	2,737,936	38,120,454	4,269,103

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2015 were as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$23,893,047	$24,976,328
SPDR EURO STOXX 50 ETF	255,548,188	282,695,717
SPDR EURO STOXX Small Cap ETF	3,646,417	3,613,904
SPDR EURO STOXX 50 Currency Hedged ETF	118,446	387,511
SPDR S&P International Dividend Currency Hedged ETF	116,495	—
SPDR MSCI International Real Estate Currency Hedged ETF	27,434	—
SPDR S&P Emerging Asia Pacific ETF	204,367,038	250,547,057
SPDR S&P Russia ETF	1,912,505	2,305,037
SPDR S&P China ETF	353,738,214	155,601,573
SPDR S&P Emerging Markets ETF	40,576,358	52,658,138
SPDR S&P Emerging Markets Dividend ETF	326,826,094	344,504,644
SPDR S&P BRIC 40 ETF	14,046,959	14,564,403
SPDR S&P Emerging Europe ETF	3,452,961	4,479,978
SPDR S&P Emerging Latin America ETF	2,092,208	4,129,074
SPDR S&P Emerging Middle East & Africa ETF	2,129,940	5,791,728
SPDR S&P World ex-US ETF	57,366,748	62,527,703
SPDR S&P International Small Cap ETF	120,408,606	193,522,527
SPDR Dow Jones International Real Estate ETF	379,039,560	422,692,153
SPDR S&P Global Infrastructure ETF	6,795,913	12,785,688

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Purchases	Sales

SPDR S&P Global Natural Resources ETF	$132,981,966	$134,617,151
SPDR MSCI ACWI ex-US ETF	64,500,196	58,182,209
SPDR MSCI ACWI IMI ETF	1,632,786	1,749,788
SPDR MSCI ACWI Low Carbon Target ETF	7,930,718	3,665,758
SPDR MSCI EM 50 ETF	522,280	257,726
SPDR MSCI EM Beyond BRIC ETF	262,984	282,617
SPDR MSCI EAFE Quality Mix ETF	787,102	816,722
SPDR MSCI Emerging Markets Quality Mix ETF	83,827,906	12,129,555
SPDR MSCI World Quality Mix ETF	832,280	822,241
SPDR MSCI Australia Quality Mix ETF	675,783	822,516
SPDR MSCI Canada Quality Mix ETF	620,199	588,982
SPDR MSCI Germany Quality Mix ETF	1,503,086	1,572,163
SPDR MSCI Japan Quality Mix ETF	2,151,081	2,184,867
SPDR MSCI Mexico Quality Mix ETF	189,612	186,156
SPDR MSCI South Korea Quality Mix ETF	428,403	437,422
SPDR MSCI Spain Quality Mix ETF	571,608	761,854
SPDR MSCI Taiwan Quality Mix ETF	1,099,042	955,221
SPDR MSCI United Kingdom Quality Mix ETF	1,668,884	1,746,848
SPDR Russell/Nomura PRIME Japan ETF	390,921	874,655
SPDR Russell/Nomura Small Cap Japan ETF	12,310,289	12,717,806
SPDR S&P Global Dividend ETF	17,436,783	16,733,776
SPDR S&P International Dividend ETF	1,008,906,615	1,026,319,823
SPDR S&P International Mid Cap ETF	16,915,208	22,188,199
SPDR S&P Emerging Markets Small Cap ETF	58,659,103	104,257,394
SPDR Dow Jones Global Real Estate ETF	110,462,146	110,421,984
SPDR S&P International Consumer Discretionary Sector ETF	1,378,208	1,460,238
SPDR S&P International Consumer Staples Sector ETF	3,248,082	2,322,878
SPDR S&P International Energy Sector ETF	1,206,332	1,080,051
SPDR S&P International Financial Sector ETF	1,489,036	1,380,080
SPDR S&P International Health Care Sector ETF	9,280,834	8,689,827
SPDR S&P International Industrial Sector ETF	2,418,561	2,497,511
SPDR S&P International Materials Sector ETF	128,442	202,028
SPDR S&P International Technology Sector ETF	562,267	669,746
SPDR S&P International Telecommunications Sector ETF	9,155,522	9,246,086
SPDR S&P International Utilities Sector ETF	2,604,157	2,843,761

For the period ended September 30, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

Each Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8. Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

9.	Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2015:

	Market Value of		Non Cash
Fund	Securities on Loan	Cash Collateral	Collateral*	Total Collateral

SPDR EURO STOXX 50 ETF	$28,784,352	$29,979,227	$—	$29,979,227
SPDR S&P Emerging Asia Pacific ETF	24,240,528	24,557,557	1,628,444	26,186,001
SPDR S&P China ETF	97,758,716	100,160,856	5,079,274	105,240,130
SPDR S&P Emerging Markets ETF	13,607,413	12,858,812	1,515,298	14,374,110
SPDR S&P Emerging Markets Dividend ETF	17,378,557	17,309,750	903,033	18,212,783

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

	Market Value of		Non Cash
Fund	Securities on Loan	Cash Collateral	Collateral*	Total Collateral

SPDR S&P BRIC 40 ETF	$5,997,548	$2,786,086	$3,124,270	$5,910,356
SPDR S&P Emerging Europe ETF	47,034	47,805	—	47,805
SPDR S&P Emerging Latin America ETF	2,309,998	1,984,900	361,645	2,346,545
SPDR S&P Emerging Middle East & Africa ETF	5,238,278	4,837,997	567,555	5,405,552
SPDR S&P World ex-US ETF	53,424,117	49,401,027	6,428,911	55,829,938
SPDR S&P International Small Cap ETF	121,302,311	123,921,999	4,106,768	128,028,767
SPDR Dow Jones International Real Estate ETF	77,980,151	77,123,206	4,758,591	81,881,797
SPDR S&P Global Infrastructure ETF	6,054,577	5,589,364	618,211	6,207,575
SPDR S&P Global Natural Resources ETF	51,907,963	52,819,846	7,535,313	60,355,159
SPDR MSCI ACWI ex-US ETF	42,007,322	38,237,835	5,574,768	43,812,603
SPDR MSCI ACWI IMI ETF	7,277,105	6,738,898	653,592	7,392,490
SPDR MSCI EM 50 ETF	426,686	428,141	—	428,141
SPDR MSCI EM Beyond BRIC ETF	99,759	97,002	3,116	100,118
SPDR Russell/Nomura PRIME Japan ETF	4,658,307	4,865,671	58,001	4,923,672
SPDR Russell/Nomura Small Cap Japan ETF	14,270,206	14,662,395	413,682	15,076,077
SPDR S&P Global Dividend ETF	12,701,605	10,950,786	2,044,273	12,995,059
SPDR S&P International Dividend ETF	151,182,579	153,680,936	4,873,390	158,554,326
SPDR S&P International Mid Cap ETF	6,331,705	6,425,112	214,091	6,639,203
SPDR S&P Emerging Markets Small Cap ETF	37,353,211	31,737,344	9,660,766	41,398,110
SPDR Dow Jones Global Real Estate ETF	21,917,310	20,157,461	2,306,855	22,464,316
SPDR S&P International Consumer Discretionary Sector ETF	1,964,075	2,025,769	43,673	2,069,442
SPDR S&P International Consumer Staples Sector ETF	3,374,095	3,446,144	92,434	3,538,578
SPDR S&P International Energy Sector ETF	4,034,931	3,434,341	772,160	4,206,501
SPDR S&P International Financial Sector ETF	1,143,350	1,200,411	1,971	1,202,382
SPDR S&P International Health Care Sector ETF	6,131,869	6,462,640	—	6,462,640
SPDR S&P International Industrial Sector ETF	1,128,106	1,026,410	155,248	1,181,658
SPDR S&P International Materials Sector ETF	528,741	620,519	9,148	629,667
SPDR S&P International Technology Sector ETF	1,498,591	1,359,852	191,415	1,551,267
SPDR S&P International Telecommunications Sector ETF	1,526,897	1,591,584	—	1,591,584
SPDR S&P International Utilities Sector ETF	2,366,735	2,439,082	28,388	2,467,470

* The non cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

10. Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. A Participant may borrow up to a maximum of 33 percent of its assets or a lower amount as may be set forth in the Fund’s prospectus. The SPDR Index Shares Funds Participants had no outstanding loans during the period ended September 30, 2015.

Effective October 15, 2015, the line of credit agreement has been restated and amended to increase the aggregate commitment amount from $300 million to $360 million.

11. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for annual and interim reporting periods beginning after December 15, 2014.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the SPDR Index Shares Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the fifty-four funds, listed in footnote 1, (each a “Fund”) comprising the SPDR Index Shares Funds (the “Trust”) at September 30, 2015, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 25, 2015

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/15 to
Actual	Expense Ratio	4/1/15	9/30/15	9/30/15

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$918.40	$1.39
SPDR EURO STOXX 50 ETF	0.29	1,000	890.90	1.37
SPDR EURO STOXX Small Cap ETF	0.45	1,000	934.60	2.18
SPDR EURO STOXX 50 Currency Hedged ETF**	0.04	1,000	902.50	0.12
SPDR S&P International Dividend Currency Hedged ETF***	0.03	1,000	986.20	0.01
SPDR MSCI International Real Estate Currency Hedged ETF***	0.48	1,000	1,013.10	0.21
SPDR S&P Emerging Asia Pacific ETF	0.49	1,000	831.10	2.25
SPDR S&P Russia ETF	0.59	1,000	905.30	2.82
SPDR S&P China ETF	0.59	1,000	823.20	2.70
SPDR S&P Emerging Markets ETF	0.59	1,000	819.60	2.69
SPDR S&P Emerging Markets Dividend ETF	0.49	1,000	782.30	2.19

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/15 to
Actual	Expense Ratio	4/1/15	9/30/15	9/30/15

SPDR S&P BRIC 40 ETF	0.49%	$1,000	$828.90	$2.25
SPDR S&P Emerging Europe ETF	0.49	1,000	880.60	2.31
SPDR S&P Emerging Latin America ETF	0.49	1,000	783.50	2.19
SPDR S&P Emerging Middle East & Africa ETF	0.49	1,000	834.80	2.25
SPDR S&P World ex-US ETF	0.34	1,000	903.80	1.62
SPDR S&P International Small Cap ETF	0.41	1,000	955.40	2.01
SPDR Dow Jones International Real Estate ETF	0.59	1,000	922.80	2.84
SPDR S&P Global Infrastructure ETF	0.40	1,000	911.40	1.92
SPDR S&P Global Natural Resources ETF	0.40	1,000	770.00	1.77
SPDR MSCI ACWI ex-US ETF	0.31	1,000	884.60	1.46
SPDR MSCI ACWI IMI ETF	0.25	1,000	911.20	1.20
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,000	914.40	0.96
SPDR MSCI EM 50 ETF	0.50	1,000	820.10	2.28
SPDR MSCI EM Beyond BRIC ETF	0.51	1,000	826.10	2.33
SPDR MSCI EAFE Quality Mix ETF	0.30	1,000	927.90	1.45
SPDR MSCI Emerging Markets Quality Mix ETF	0.30	1,000	834.40	1.38
SPDR MSCI World Quality Mix ETF	0.30	1,000	939.20	1.46
SPDR MSCI Australia Quality Mix ETF	0.30	1,000	815.10	1.37
SPDR MSCI Canada Quality Mix ETF	0.30	1,000	867.40	1.40
SPDR MSCI Germany Quality Mix ETF	0.30	1,000	860.50	1.40
SPDR MSCI Japan Quality Mix ETF	0.30	1,000	919.70	1.44
SPDR MSCI Mexico Quality Mix ETF	0.40	1,000	915.20	1.92
SPDR MSCI South Korea Quality Mix ETF	0.40	1,000	878.90	1.88
SPDR MSCI Spain Quality Mix ETF	0.30	1,000	893.90	1.42
SPDR MSCI Taiwan Quality Mix ETF	0.40	1,000	829.30	1.83
SPDR MSCI United Kingdom Quality Mix ETF	0.30	1,000	939.30	1.46
SPDR Russell/Nomura PRIME Japan ETF	0.30	1,000	918.30	1.44
SPDR Russell/Nomura Small Cap Japan ETF	0.40	1,000	976.00	1.98
SPDR S&P Global Dividend ETF	0.40	1,000	915.00	1.92
SPDR S&P International Dividend ETF	0.45	1,000	834.90	2.07
SPDR S&P International Mid Cap ETF	0.45	1,000	924.80	2.17
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	828.90	2.98
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	924.10	2.41
SPDR S&P International Consumer Discretionary Sector ETF	0.40	1,000	906.50	1.91
SPDR S&P International Consumer Staples Sector ETF	0.40	1,000	994.10	2.00
SPDR S&P International Energy Sector ETF	0.40	1,000	823.60	1.83
SPDR S&P International Financial Sector ETF	0.40	1,000	908.70	1.91
SPDR S&P International Health Care Sector ETF	0.40	1,000	941.70	1.95

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/15 to
Actual	Expense Ratio	4/1/15	9/30/15	9/30/15

SPDR S&P International Industrial Sector ETF	0.40%	$1,000	$886.00	$1.89
SPDR S&P International Materials Sector ETF	0.41	1,000	806.40	1.86
SPDR S&P International Technology Sector ETF	0.40	1,000	871.00	1.88
SPDR S&P International Telecommunications Sector ETF	0.41	1,000	958.60	2.01
SPDR S&P International Utilities Sector ETF	0.40	1,000	962.30	1.97
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/15 to
Hypothetical	Expense Ratio	4/1/15	9/30/15	9/30/15

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.65	$1.47
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.65	1.47
SPDR EURO STOXX Small Cap ETF	0.45	1,000	1,022.84	2.28
SPDR EURO STOXX 50 Currency Hedged ETF**	0.04	1,000	1,024.90	0.20
SPDR S&P International Dividend Currency Hedged ETF***	0.03	1,000	1,024.95	0.15
SPDR MSCI International Real Estate Currency Hedged ETF***	0.48	1,000	1,022.69	2.43
SPDR S&P Emerging Asia Pacific ETF	0.49	1,000	1,022.64	2.48
SPDR S&P Russia ETF	0.59	1,000	1,022.14	2.99
SPDR S&P China ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Markets ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Emerging Markets Dividend ETF	0.49	1,000	1,022.64	2.48
SPDR S&P BRIC 40 ETF	0.49	1,000	1,022.64	2.48
SPDR S&P Emerging Europe ETF	0.49	1,000	1,022.64	2.48
SPDR S&P Emerging Latin America ETF	0.49	1,000	1,022.64	2.48
SPDR S&P Emerging Middle East & Africa ETF	0.49	1,000	1,022.64	2.48
SPDR S&P World ex-US ETF	0.34	1,000	1,023.40	1.72
SPDR S&P International Small Cap ETF	0.41	1,000	1,023.04	2.08
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,022.14	2.99
SPDR S&P Global Infrastructure ETF	0.40	1,000	1,023.09	2.03
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI ACWI ex-US ETF	0.31	1,000	1,023.55	1.57
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.85	1.27
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,000	1,024.10	1.01
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.59	2.54
SPDR MSCI EM Beyond BRIC ETF	0.51	1,000	1,022.54	2.59
SPDR MSCI EAFE Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI Emerging Markets Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI World Quality Mix ETF	0.30	1,000	1,023.60	1.52

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/15 to
Hypothetical	Expense Ratio	4/1/15	9/30/15	9/30/15

SPDR MSCI Australia Quality Mix ETF	0.30%	$1,000	$1,023.60	$1.52
SPDR MSCI Canada Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI Germany Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI Japan Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI Mexico Quality Mix ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI South Korea Quality Mix ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI Spain Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR MSCI Taiwan Quality Mix ETF	0.40	1,000	1,023.09	2.03
SPDR MSCI United Kingdom Quality Mix ETF	0.30	1,000	1,023.60	1.52
SPDR Russell/Nomura PRIME Japan ETF	0.30	1,000	1,023.60	1.52
SPDR Russell/Nomura Small Cap Japan ETF	0.40	1,000	1,023.09	2.03
SPDR S&P Global Dividend ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Dividend ETF	0.45	1,000	1,022.84	2.28
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.84	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.84	3.29
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.59	2.54
SPDR S&P International Consumer Discretionary Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Consumer Staples Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Energy Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Financial Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Health Care Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Industrial Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Materials Sector ETF	0.41	1,000	1,023.04	2.08
SPDR S&P International Technology Sector ETF	0.40	1,000	1,023.09	2.03
SPDR S&P International Telecommunications Sector ETF	0.41	1,000	1,023.04	2.08
SPDR S&P International Utilities Sector ETF	0.40	1,000	1,023.09	2.03

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 6/9/15. Hypothetical period is from 4/1/15.
***	Actual period is from commencement of operations 9/15/15. Hypothetical period is from 4/1/15.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR STOXX Europe 50 ETF	0.00%

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Percentage

SPDR EURO STOXX 50 ETF	0.00%
SPDR EURO STOXX Small Cap ETF	0.00
SPDR EURO STOXX 50 Currency Hedged ETF	0.00
SPDR S&P International Dividend Currency Hedged ETF	0.00
SPDR MSCI International Real Estate Currency Hedged ETF	0.00
SPDR S&P Emerging Asia Pacific ETF	0.00
SPDR S&P Russia ETF	0.39
SPDR S&P China ETF	0.00
SPDR S&P Emerging Markets ETF	0.00
SPDR S&P Emerging Markets Dividend ETF	0.52
SPDR S&P BRIC 40 ETF	0.00
SPDR S&P Emerging Europe ETF	0.09
SPDR S&P Emerging Latin America ETF	0.00
SPDR S&P Emerging Middle East & Africa ETF	0.34
SPDR S&P World ex-US ETF	0.00
SPDR S&P International Small Cap ETF	0.00
SPDR Dow Jones International Real Estate ETF	0.00
SPDR S&P Global Infrastructure ETF	29.54
SPDR S&P Global Natural Resources ETF	20.23
SPDR MSCI ACWI ex-US ETF	0.00
SPDR MSCI ACWI IMI ETF	23.98
SPDR MSCI ACWI Low Carbon Target ETF	37.85
SPDR MSCI EM 50 ETF	0.00
SPDR MSCI EM Beyond BRIC ETF	0.00
SPDR MSCI EAFE Quality Mix ETF	0.00
SPDR MSCI Emerging Markets Quality Mix ETF	0.00
SPDR MSCI World Quality Mix ETF	43.48
SPDR MSCI Australia Quality Mix ETF	0.00
SPDR MSCI Canada Quality Mix ETF	0.00
SPDR MSCI Germany Quality Mix ETF	0.00
SPDR MSCI Japan Quality Mix ETF	0.00
SPDR MSCI Mexico Quality Mix ETF	0.00
SPDR MSCI South Korea Quality Mix ETF	0.00
SPDR MSCI Spain Quality Mix ETF	0.00
SPDR MSCI Taiwan Quality Mix ETF	0.00
SPDR MSCI United Kingdom Quality Mix ETF	0.00
SPDR Russell/Nomura PRIME Japan ETF	0.00
SPDR Russell/Nomura Small Cap Japan ETF	0.00
SPDR S&P Global Dividend ETF	11.67
SPDR S&P International Dividend ETF	0.17
SPDR S&P International Mid Cap ETF	0.00
SPDR S&P Emerging Markets Small Cap ETF	0.27

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Percentage

SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR S&P International Consumer Discretionary Sector ETF	0.00
SPDR S&P International Consumer Staples Sector ETF	0.00
SPDR S&P International Energy Sector ETF	0.00
SPDR S&P International Financial Sector ETF	0.00
SPDR S&P International Health Care Sector ETF	0.00
SPDR S&P International Industrial Sector ETF	0.00
SPDR S&P International Materials Sector ETF	0.00
SPDR S&P International Technology Sector ETF	0.00
SPDR S&P International Telecommunications Sector ETF	0.00
SPDR S&P International Utilities Sector ETF	0.00

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR STOXX Europe 50 ETF	$8,299,648
SPDR EURO STOXX 50 ETF	82,988,742
SPDR EURO STOXX Small Cap ETF	231,106
SPDR EURO STOXX 50 Currency Hedged ETF	—
SPDR S&P International Dividend Currency Hedged ETF	—
SPDR MSCI International Real Estate Currency Hedged ETF	2,123
SPDR S&P Emerging Asia Pacific ETF	11,229,783
SPDR S&P Russia ETF	1,116,268
SPDR S&P China ETF	21,355,485
SPDR S&P Emerging Markets ETF	3,633,691
SPDR S&P Emerging Markets Dividend ETF	8,263,046
SPDR S&P BRIC 40 ETF	2,936,727
SPDR S&P Emerging Europe ETF	1,812,746
SPDR S&P Emerging Latin America ETF	406,962
SPDR S&P Emerging Middle East & Africa ETF	741,472
SPDR S&P World ex-US ETF	15,595,654
SPDR S&P International Small Cap ETF	10,975,977
SPDR Dow Jones International Real Estate ETF	16,657,916
SPDR S&P Global Infrastructure ETF	2,420,512
SPDR S&P Global Natural Resources ETF	19,911,366
SPDR MSCI ACWI ex-US ETF	17,187,256
SPDR MSCI ACWI IMI ETF	811,912
SPDR MSCI ACWI Low Carbon Target ETF	1,734,906
SPDR MSCI EM 50 ETF	68,587
SPDR MSCI EM Beyond BRIC ETF	47,383

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Amount

SPDR MSCI EAFE Quality Mix ETF	$170,920
SPDR MSCI Emerging Markets Quality Mix ETF	923,153
SPDR MSCI World Quality Mix ETF	143,781
SPDR MSCI Australia Quality Mix ETF	274,643
SPDR MSCI Canada Quality Mix ETF	103,149
SPDR MSCI Germany Quality Mix ETF	236,941
SPDR MSCI Japan Quality Mix ETF	171,841
SPDR MSCI Mexico Quality Mix ETF	46,611
SPDR MSCI South Korea Quality Mix ETF	42,188
SPDR MSCI Spain Quality Mix ETF	207,180
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	243,409
SPDR Russell/Nomura PRIME Japan ETF	408,587
SPDR Russell/Nomura Small Cap Japan ETF	967,393
SPDR S&P Global Dividend ETF	1,563,202
SPDR S&P International Dividend ETF	39,435,883
SPDR S&P International Mid Cap ETF	888,829
SPDR S&P Emerging Markets Small Cap ETF	3,941,748
SPDR Dow Jones Global Real Estate ETF	2,492,637
SPDR S&P International Consumer Discretionary Sector ETF	297,595
SPDR S&P International Consumer Staples Sector ETF	1,107,514
SPDR S&P International Energy Sector ETF	852,566
SPDR S&P International Financial Sector ETF	241,428
SPDR S&P International Health Care Sector ETF	1,284,731
SPDR S&P International Industrial Sector ETF	339,448
SPDR S&P International Materials Sector ETF	173,766
SPDR S&P International Technology Sector ETF	117,307
SPDR S&P International Telecommunications Sector ETF	1,030,214
SPDR S&P International Utilities Sector ETF	944,017

For the fiscal year ended September 30, 2015, certain dividends paid by the following Funds, may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code:

SPDR STOXX Europe 50 ETF
SPDR EURO STOXX 50 ETF
SPDR EURO STOXX Small Cap ETF
SPDR EURO STOXX 50 Currency Hedged ETF
SPDR S&P International Dividend Currency Hedged ETF
SPDR MSCI International Real Estate Currency Hedged ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Russia ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P World ex-US ETF
SPDR S&P International Small Cap ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P Global Natural Resources ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

SPDR MSCI EM 50 ETF
SPDR MSCI EM Beyond BRIC ETF
SPDR MSCI EAFE Quality Mix ETF
SPDR MSCI Emerging Markets Quality Mix ETF
SPDR MSCI World Quality Mix ETF
SPDR MSCI Australia Quality Mix ETF
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Mexico Quality Mix ETF
SPDR MSCI South Korea Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI Taiwan Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2015 form 1099-DIV.

Long term capital gains dividends were paid from the following Funds during the year ended September 30, 2015:

Amount

SPDR STOXX Europe 50 ETF	$—
SPDR EURO STOXX 50 ETF	—
SPDR EURO STOXX Small Cap ETF	—
SPDR EURO STOXX 50 Currency Hedged ETF	—
SPDR S&P International Dividend Currency Hedged ETF	—
SPDR MSCI International Real Estate Currency Hedged ETF	—
SPDR S&P Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	—
SPDR S&P China ETF	—
SPDR S&P Emerging Markets ETF	—
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	—
SPDR S&P Emerging Europe ETF	—
SPDR S&P Emerging Latin America ETF	—
SPDR S&P Emerging Middle East & Africa ETF	—
SPDR S&P World ex-US ETF	958,936
SPDR S&P International Small Cap ETF	52,915,589
SPDR Dow Jones International Real Estate ETF	—
SPDR S&P Global Infrastructure ETF	—
SPDR S&P Global Natural Resources ETF	—
SPDR MSCI ACWI ex-US ETF	—
SPDR MSCI ACWI IMI ETF	24,134
SPDR MSCI ACWI Low Carbon Target ETF	—

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Amount

SPDR MSCI EM 50 ETF	$—
SPDR MSCI EM Beyond BRIC ETF	—
SPDR MSCI EAFE Quality Mix ETF	—
SPDR MSCI Emerging Markets Quality Mix ETF	—
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	—
SPDR MSCI Canada Quality Mix ETF	—
SPDR MSCI Germany Quality Mix ETF	—
SPDR MSCI Japan Quality Mix ETF	—
SPDR MSCI Mexico Quality Mix ETF	—
SPDR MSCI South Korea Quality Mix ETF	—
SPDR MSCI Spain Quality Mix ETF	—
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	—
SPDR Russell/Nomura PRIME Japan ETF	—
SPDR Russell/Nomura Small Cap Japan ETF	—
SPDR S&P Global Dividend ETF	184,384
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	3,053,568
SPDR S&P Emerging Markets Small Cap ETF	—
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	10,998
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—
SPDR S&P International Financial Sector ETF	—
SPDR S&P International Health Care Sector ETF	47,734
SPDR S&P International Industrial Sector ETF	—
SPDR S&P International Materials Sector ETF	—
SPDR S&P International Technology Sector ETF	—
SPDR S&P International Telecommunications Sector ETF	—
SPDR S&P International Utilities Sector ETF	—

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2015, the total amount of foreign taxes that will be passed through are:

Amount

SPDR STOXX Europe 50 ETF	$454,579
SPDR EURO STOXX 50 ETF	7,575,183
SPDR EURO STOXX Small Cap ETF	28,067
SPDR EURO STOXX 50 Currency Hedged ETF	—
SPDR S&P International Dividend Currency Hedged ETF	—

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Amount

SPDR MSCI International Real Estate Currency Hedged ETF	$453
SPDR S&P Emerging Asia Pacific ETF	1,339,815
SPDR S&P Russia ETF	126,983
SPDR S&P China ETF	2,126,285
SPDR S&P Emerging Markets ETF	421,959
SPDR S&P Emerging Markets Dividend ETF	1,044,542
SPDR S&P BRIC 40 ETF	295,471
SPDR S&P Emerging Europe ETF	234,699
SPDR S&P Emerging Latin America ETF	38,470
SPDR S&P Emerging Middle East & Africa ETF	111,390
SPDR S&P World ex-US ETF	1,079,871
SPDR S&P International Small Cap ETF	972,770
SPDR Dow Jones International Real Estate ETF	8,190,290
SPDR S&P Global Infrastructure ETF	90,241
SPDR S&P Global Natural Resources ETF	1,091,288
SPDR MSCI ACWI ex-US ETF	1,249,193
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI ACWI Low Carbon Target ETF	—
SPDR MSCI EM 50 ETF	8,263
SPDR MSCI EM Beyond BRIC ETF	6,123
SPDR MSCI EAFE Quality Mix ETF	13,936
SPDR MSCI Emerging Markets Quality Mix ETF	117,922
SPDR MSCI World Quality Mix ETF	—
SPDR MSCI Australia Quality Mix ETF	3,848
SPDR MSCI Canada Quality Mix ETF	15,893
SPDR MSCI Germany Quality Mix ETF	31,950
SPDR MSCI Japan Quality Mix ETF	18,972
SPDR MSCI Mexico Quality Mix ETF	425
SPDR MSCI South Korea Quality Mix ETF	9,280
SPDR MSCI Spain Quality Mix ETF	10,942
SPDR MSCI Taiwan Quality Mix ETF	—
SPDR MSCI United Kingdom Quality Mix ETF	1,738
SPDR Russell/Nomura PRIME Japan ETF	40,858
SPDR Russell/Nomura Small Cap Japan ETF	96,719
SPDR S&P Global Dividend ETF	117,189
SPDR S&P International Dividend ETF	3,441,918
SPDR S&P International Mid Cap ETF	76,892
SPDR S&P Emerging Markets Small Cap ETF	452,064
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	25,608
SPDR S&P International Consumer Staples Sector ETF	82,327
SPDR S&P International Energy Sector ETF	73,360

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Amount

SPDR S&P International Financial Sector ETF	$13,688
SPDR S&P International Health Care Sector ETF	114,584
SPDR S&P International Industrial Sector ETF	26,848
SPDR S&P International Materials Sector ETF	8,667
SPDR S&P International Technology Sector ETF	3,717
SPDR S&P International Telecommunications Sector ETF	57,263
SPDR S&P International Utilities Sector ETF	56,403

The amount of foreign source income earned on the following Funds during the year ended September 30, 2015 were as follows:

Amount

SPDR STOXX Europe 50 ETF	$10,703,137
SPDR EURO STOXX 50 ETF	169,642,261
SPDR EURO STOXX Small Cap ETF	252,543
SPDR EURO STOXX 50 Currency Hedged ETF	—
SPDR S&P International Dividend Currency Hedged ETF	—
SPDR MSCI International Real Estate Currency Hedged ETF	4,140
SPDR S&P Emerging Asia Pacific ETF	21,546,443
SPDR S&P Russia ETF	1,166,966
SPDR S&P China ETF	31,300,748
SPDR S&P Emerging Markets ETF	6,423,901
SPDR S&P Emerging Markets Dividend ETF	22,169,777
SPDR S&P BRIC 40 ETF	3,382,433
SPDR S&P Emerging Europe ETF	2,004,734
SPDR S&P Emerging Latin America ETF	1,052,274
SPDR S&P Emerging Middle East & Africa ETF	1,689,734
SPDR S&P World ex-US ETF	22,819,169
SPDR S&P International Small Cap ETF	16,872,797
SPDR Dow Jones International Real Estate ETF	164,958,464
SPDR S&P Global Infrastructure ETF	2,388,117
SPDR S&P Global Natural Resources ETF	21,097,510
SPDR MSCI ACWI ex-US ETF	23,830,536
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI ACWI Low Carbon Target ETF	1,258,937
SPDR MSCI EM 50 ETF	106,893
SPDR MSCI EM Beyond BRIC ETF	78,105
SPDR MSCI EAFE Quality Mix ETF	191,665
SPDR MSCI Emerging Markets Quality Mix ETF	1,787,408
SPDR MSCI World Quality Mix ETF	78,082
SPDR MSCI Australia Quality Mix ETF	301,526
SPDR MSCI Canada Quality Mix ETF	105,962
SPDR MSCI Germany Quality Mix ETF	246,170
SPDR MSCI Japan Quality Mix ETF	177,857

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Amount

SPDR MSCI Mexico Quality Mix ETF	$49,163
SPDR MSCI South Korea Quality Mix ETF	42,188
SPDR MSCI Spain Quality Mix ETF	207,194
SPDR MSCI Taiwan Quality Mix ETF	230,015
SPDR MSCI United Kingdom Quality Mix ETF	261,754
SPDR Russell/Nomura PRIME Japan ETF	444,198
SPDR Russell/Nomura Small Cap Japan ETF	1,080,264
SPDR S&P Global Dividend ETF	2,126,707
SPDR S&P International Dividend ETF	74,639,502
SPDR S&P International Mid Cap ETF	1,325,230
SPDR S&P Emerging Markets Small Cap ETF	14,167,525
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	431,624
SPDR S&P International Consumer Staples Sector ETF	1,290,822
SPDR S&P International Energy Sector ETF	1,052,660
SPDR S&P International Financial Sector ETF	423,109
SPDR S&P International Health Care Sector ETF	1,621,608
SPDR S&P International Industrial Sector ETF	507,522
SPDR S&P International Materials Sector ETF	219,452
SPDR S&P International Technology Sector ETF	176,829
SPDR S&P International Telecommunications Sector ETF	1,575,732
SPDR S&P International Utilities Sector ETF	1,712,097

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Approval of Advisory Agreement

At in-person meetings held prior to September 30, 2015, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to SPDR EURO STOXX 50 Currency Hedged ETF, SPDR S&P International Dividend Currency Hedged ETF and SPDR MSCI International Real Estate Currency Hedged ETF, each of which commenced operations during the period covered by this Annual Report, and the previously approved non-operational series of the Trust (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing equity exchange-traded funds.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs and estimated expense ratios for the New ETFs. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

TRUSTEES AND OFFICERS

				Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Fund	Time Served	5 Years	by Trustee	Past 5 Years

Trustees
Independent Trustees

FRANK NESVET c/o SPDR Index Shares State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	197	SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).
DAVID M. KELLY c/o SPDR Index Shares State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	197	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SPDR Index Shares State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	197	SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Index Shares State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	197	SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	197	The Motley Fool Funds Trust (Trustee); SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Fund	Time Served	5 Years	by Trustee	Past 5 Years

Interested Trustee

JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	261	SPDR Series Trust Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During the
and Year of Birth	with Fund	Time Served	Past 5 Years

Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During the
and Year of Birth	with Fund	Time Served	Past 5 Years

CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).
TREVOR SWANBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1979	Code of Ethics Compliance Officer	Term: Unlimited Served: since August 2015	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015-Present); Senior Manager – Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011-January 2015); Assistant Vice President, J.P. Morgan (September 2007-December 2011).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap (SMEZ)
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)
SPDR S&P International Dividend Currency Hedged ETF (HDWX)
SPDR MSCI International Real Estate Currency Hedged ETF (HREX)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI China A Shares IMI ETF (XINA)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)

SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR S&P 500 High Dividend ETF (SPYD)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (BNDS)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Financial Services Select Sector SPDR Fund (XLFS)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Real Estate Select Sector SPDR Fund (XLRE)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR DoubleLine Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR SSGA Risk Aware ETF (RORO)

SPDR S&P 500 ETF Trust (SPY)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P MidCap 400 ETF Trust (MDY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY), SPDR Dow Jones Industrial Average ETF Trust (DIA) and SPDR S&P MidCap 400 ETF Trust (MDY), all unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR® Index Shares Funds
SPDR Index Shares Funds

Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Ann M. Carpenter, Vice President and Assistant Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Joshua A. Weinberg, Chief Legal Officer
Christopher A. Madden, Secretary
Patricia A. Morisette, Assistant Secretary
Brian Harris, Chief Compliance Officer
Trevor Swanberg, Code of Ethics Compliance Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR EURO STOXX Small Cap ETF, SPDR EURO STOXX 50 Currency Hedged ETF, SPDR S&P International Dividend Currency Hedged ETF, SPDR MSCI International Real Estate Currency Hedged ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR MSCI EAFE Quality Mix ETF, SPDR MSCI Emerging Markets Quality Mix ETF, SPDR MSCI World Quality Mix ETF, SPDR MSCI Australia Quality Mix ETF, SPDR MSCI Canada Quality Mix ETF, SPDR MSCI China A Shares IMI ETF, SPDR MSCI Germany Quality Mix ETF, SPDR MSCI Japan Quality Mix ETF, SPDR MSCI Mexico Quality Mix ETF, SPDR MSCI South Korea Quality Mix ETF, SPDR MSCI Spain Quality Mix ETF, SPDR MSCI Taiwan Quality Mix ETF, SPDR MSCI United Kingdom Quality Mix ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indicies LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“Standard & Poor’s”, “S&P” and “SPDR” are registered trademarks of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2015 State Street Corporation. All Rights Reserved.
State Street Global Advisors	0515 Exp. Date: 05/31/2016 SPDRIDEXAR IBG-17342

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending September 30, 2015 and September 30, 2014, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,080,513 and $971,504, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.
(b) Audit-Related Fees.
For the fiscal years ending September 30, 2015 and September 30, 2014, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending September 30, 2015 and September 30, 2014, the aggregate tax fees billed for professional services rendered by the principal accountant were $491,825 and $436,975, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2015 and September 30, 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2014 and December 31, 2013 were approximately $4,944,322 and $4,715,586, respectively. Such information is not readily available on a fiscal year basis.
(h) The principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, David Kelly and Carl Verboncoeur.
Item 6. Schedule of Investments.
(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial

Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2015

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 4, 2015